UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2024

Date of reporting period: November 1, 2023 through October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Reports to Stockholders.

(a)     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under Investment Company Act of 1940  (the “Act”)  (17 CFR 270.30e-1).

(b)    Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3)that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Nationwide Amundi Strategic Income Fund

Class A: NWXEX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$105	0.99%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the 12-month period ending October 31, 2024, market participants experienced several false starts in their expectations surrounding Federal Reserve (Fed) interest rate cuts. The Fed ultimately delivered a 50 basis points (bps) cut in September, leading to a decline in Treasury yields across the curve. Two-year and ten-year Treasury yields decreased by 94 bps and 66 bps, respectively, driving a strong rebound in the performance of fixed income assets.

Risk premiums contracted as markets anticipated further economic strength while monetary tightening shifted toward an easing cycle. Investment grade and below-investment grade corporate spreads tightened by 45 bps and 155 bps, respectively, enhancing the Fund’s corporate cash bond exposure to strong excess and absolute returns. Although the Fund’s corporate credit hedges offset some of these gains, the net long corporate exposure was the primary driver of the positive returns. The Fund took an active approach toward total net credit exposure, generally adding risk after periods of spread widening and reducing risk following rallies. This approach led to a superior upside/downside capture ratio throughout the market’s various micro-cycles.

Securitized credit was the second-largest contributor to excess returns. After lagging behind corporate spreads in 2023, securitized credit spreads caught up during a strong 2024, with residential mortgage exposure being the largest contributor to positive returns. Additionally, the Fund benefited from its exposure to Insurance Linked Securities, which received high premiums for reinsuring a diversified book of global perils. The Fund’s only significant detractor during the period was the interest rate hedges, as the short exposure decreased in value amid interest rate rallies. These interest rate hedges are used to balance the portfolio’s longer-duration credit assets.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg Barclays U.S. Aggregate Bond Index
Nov 15	$9,775	$10,000
Oct 16	$10,570	$10,437
Oct 17	$11,680	$10,531
Oct 18	$12,020	$10,315
Oct 19	$12,724	$11,502
Oct 20	$12,718	$12,214
Oct 21	$14,034	$12,156
Oct 22	$13,395	$10,250
Oct 23	$14,454	$10,287
Oct 24	$16,174	$11,372

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 11/02/2015)	11.91%	4.92%	5.76%
Class A (with sales charge)Footnote Reference1	9.35%	4.44%	5.49%
Bloomberg Barclays U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Corporate Bonds	57.5%
Asset-Backed Securities	17.9%
Mortgage-Backed Securities	16.4%
Collateralized Mortgage Obligations	14.1%
Commercial Mortgage-Backed Securities	3.1%
Short-Term Investment	2.8%
Repurchase Agreements	2.6%
Loan Participations	2.1%
Futures	1.1%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-18.5%
United States	71.0%
Bermuda	5.4%
Cayman Islands	3.2%
Canada	2.6%
Norway	2.0%
United Kingdom	1.6%
Mexico	1.4%
Spain	1.3%
Netherlands	1.1%
France	0.9%
Other CountriesFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$640,366,167
Number of Portfolio Holdings	536
Portfolio Turnover Rate	220.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,560,207

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Amundi Strategic Income Fund

Annual Shareholder Report - October 31, 2024

TSR-SI-A (10-24)

Nationwide Amundi Strategic Income Fund

Class R6: NWXGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$52	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the 12-month period ending October 31, 2024, market participants experienced several false starts in their expectations surrounding Federal Reserve (Fed) interest rate cuts. The Fed ultimately delivered a 50 basis points (bps) cut in September, leading to a decline in Treasury yields across the curve. Two-year and ten-year Treasury yields decreased by 94 bps and 66 bps, respectively, driving a strong rebound in the performance of fixed income assets.

Risk premiums contracted as markets anticipated further economic strength while monetary tightening shifted toward an easing cycle. Investment grade and below-investment grade corporate spreads tightened by 45 bps and 155 bps, respectively, enhancing the Fund’s corporate cash bond exposure to strong excess and absolute returns. Although the Fund’s corporate credit hedges offset some of these gains, the net long corporate exposure was the primary driver of the positive returns. The Fund took an active approach toward total net credit exposure, generally adding risk after periods of spread widening and reducing risk following rallies. This approach led to a superior upside/downside capture ratio throughout the market’s various micro-cycles.

Securitized credit was the second-largest contributor to excess returns. After lagging behind corporate spreads in 2023, securitized credit spreads caught up during a strong 2024, with residential mortgage exposure being the largest contributor to positive returns. Additionally, the Fund benefited from its exposure to Insurance Linked Securities, which received high premiums for reinsuring a diversified book of global perils. The Fund’s only significant detractor during the period was the interest rate hedges, as the short exposure decreased in value amid interest rate rallies. These interest rate hedges are used to balance the portfolio’s longer-duration credit assets.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg Barclays U.S. Aggregate Bond Index
Nov 15	$1,000,000	$1,000,000
Oct 16	$1,084,696	$1,043,700
Oct 17	$1,201,794	$1,053,093
Oct 18	$1,240,230	$1,031,505
Oct 19	$1,318,768	$1,150,231
Oct 20	$1,321,358	$1,221,430
Oct 21	$1,462,982	$1,215,568
Oct 22	$1,401,659	$1,024,967
Oct 23	$1,515,893	$1,028,656
Oct 24	$1,706,134	$1,137,180

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 11/02/2015) Footnote Reference1,Footnote Reference2	12.55%	5.29%	6.12%
Bloomberg Barclays U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Corporate Bonds	57.5%
Asset-Backed Securities	17.9%
Mortgage-Backed Securities	16.4%
Collateralized Mortgage Obligations	14.1%
Commercial Mortgage-Backed Securities	3.1%
Short-Term Investment	2.8%
Repurchase Agreements	2.6%
Loan Participations	2.1%
Futures	1.1%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-18.5%
United States	71.0%
Bermuda	5.4%
Cayman Islands	3.2%
Canada	2.6%
Norway	2.0%
United Kingdom	1.6%
Mexico	1.4%
Spain	1.3%
Netherlands	1.1%
France	0.9%
Other CountriesFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$640,366,167
Number of Portfolio Holdings	536
Portfolio Turnover Rate	220.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,560,207

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Amundi Strategic Income Fund

Annual Shareholder Report - October 31, 2024

TSR-SI-R6 (10-24)

Nationwide Amundi Strategic Income Fund

Institutional Service Class: NWXHX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Amundi Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$65	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the 12-month period ending October 31, 2024, market participants experienced several false starts in their expectations surrounding Federal Reserve (Fed) interest rate cuts. The Fed ultimately delivered a 50 basis points (bps) cut in September, leading to a decline in Treasury yields across the curve. Two-year and ten-year Treasury yields decreased by 94 bps and 66 bps, respectively, driving a strong rebound in the performance of fixed income assets.

Risk premiums contracted as markets anticipated further economic strength while monetary tightening shifted toward an easing cycle. Investment grade and below-investment grade corporate spreads tightened by 45 bps and 155 bps, respectively, enhancing the Fund’s corporate cash bond exposure to strong excess and absolute returns. Although the Fund’s corporate credit hedges offset some of these gains, the net long corporate exposure was the primary driver of the positive returns. The Fund took an active approach toward total net credit exposure, generally adding risk after periods of spread widening and reducing risk following rallies. This approach led to a superior upside/downside capture ratio throughout the market’s various micro-cycles.

Securitized credit was the second-largest contributor to excess returns. After lagging behind corporate spreads in 2023, securitized credit spreads caught up during a strong 2024, with residential mortgage exposure being the largest contributor to positive returns. Additionally, the Fund benefited from its exposure to Insurance Linked Securities, which received high premiums for reinsuring a diversified book of global perils. The Fund’s only significant detractor during the period was the interest rate hedges, as the short exposure decreased in value amid interest rate rallies. These interest rate hedges are used to balance the portfolio’s longer-duration credit assets.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg Barclays U.S. Aggregate Bond Index
Nov 15	$50,000	$50,000
Oct 16	$54,205	$52,185
Oct 17	$60,058	$52,655
Oct 18	$61,993	$51,575
Oct 19	$65,826	$57,512
Oct 20	$65,946	$61,072
Oct 21	$72,924	$60,778
Oct 22	$69,712	$51,248
Oct 23	$75,376	$51,433
Oct 24	$84,733	$56,859

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 11/02/2015) Footnote Reference1	12.41%	5.18%	6.04%
Bloomberg Barclays U.S. Aggregate Bond Index	10.55%	-0.23%	1.44%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Corporate Bonds	57.5%
Asset-Backed Securities	17.9%
Mortgage-Backed Securities	16.4%
Collateralized Mortgage Obligations	14.1%
Commercial Mortgage-Backed Securities	3.1%
Short-Term Investment	2.8%
Repurchase Agreements	2.6%
Loan Participations	2.1%
Futures	1.1%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-18.5%
United States	71.0%
Bermuda	5.4%
Cayman Islands	3.2%
Canada	2.6%
Norway	2.0%
United Kingdom	1.6%
Mexico	1.4%
Spain	1.3%
Netherlands	1.1%
France	0.9%
Other CountriesFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$640,366,167
Number of Portfolio Holdings	536
Portfolio Turnover Rate	220.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,560,207

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Amundi Strategic Income Fund

Annual Shareholder Report - October 31, 2024

TSR-SI-IS (10-24)

Nationwide Bailard Cognitive Value Fund

Class A: NWHDX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$146	1.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The primary contributors to the Fund’s outperformance over the past 12 months were our general multifactor stock selection models. As is often the case, our micro-cap model outperformed our small-cap model due to greater opportunities and less efficiency in the micro-cap universe.

Of the eight factors that we combine to create our general stock selection models, seven generated positive results for the year, with only one of our valuation factors, Analyst Expectations Bias, slightly detracting.

In aggregate, our economic subsector-specific models used in areas where our general models are less effective (banks, REITs, insurance, utilities, and biotechnology) were also additive to performance. Our CAQC (Curated Assessment of Qualitative Conviction), Thriving on the Edge (lower quality stocks with otherwise attractive attributes), and our Environmental, Social and Governance (ESG) Capture exposures all made modest positive contributions as well.

Portfolio holdings that were outside our generally desired range of characteristics (being too large in market cap, too expensive, too growthy, too low scoring in our models, or some combination of these) were the largest performance detractors for the period. As we attempt to be reasonably tax-efficient when trading the strategy, some of these deviations are inevitable, particularly in a market that rose over 30% within this timeframe. Residual factors (suboptimal stock selection, management fees, transaction costs) also detracted from performance, as is often the case. Economic subsector tilts detracted minimally from overall results and were driven in part by our reduced ability to follow the model’s signals due to tax sensitivity.

On a final note, our overall portfolio’s beta was slightly lower than the benchmark index’s over the 12 months, which was a slight performance drag given the strong positive returns for the period.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,432	$10,449	$9,712
Oct 16	$9,722	$10,892	$10,568
Oct 17	$11,949	$13,504	$13,189
Oct 18	$10,951	$14,395	$13,112
Oct 19	$11,162	$16,337	$13,534
Oct 20	$9,988	$17,995	$11,650
Oct 21	$16,971	$25,894	$19,141
Oct 22	$15,474	$21,617	$17,087
Oct 23	$14,264	$23,429	$15,390
Oct 24	$18,886	$32,298	$20,280

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	32.32%Footnote Reference*	11.09%	7.20%
Class A (with sales charge)Footnote Reference1	24.75%	9.79%	6.56%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2024

TSR-CV-A (10-24)

Nationwide Bailard Cognitive Value Fund

Class M: NWHFX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$108	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The primary contributors to the Fund’s outperformance over the past 12 months were our general multifactor stock selection models. As is often the case, our micro-cap model outperformed our small-cap model due to greater opportunities and less efficiency in the micro-cap universe.

Of the eight factors that we combine to create our general stock selection models, seven generated positive results for the year, with only one of our valuation factors, Analyst Expectations Bias, slightly detracting.

In aggregate, our economic subsector-specific models used in areas where our general models are less effective (banks, REITs, insurance, utilities, and biotechnology) were also additive to performance. Our CAQC (Curated Assessment of Qualitative Conviction), Thriving on the Edge (lower quality stocks with otherwise attractive attributes), and our Environmental, Social and Governance (ESG) Capture exposures all made modest positive contributions as well.

Portfolio holdings that were outside our generally desired range of characteristics (being too large in market cap, too expensive, too growthy, too low scoring in our models, or some combination of these) were the largest performance detractors for the period. As we attempt to be reasonably tax-efficient when trading the strategy, some of these deviations are inevitable, particularly in a market that rose over 30% within this timeframe. Residual factors (suboptimal stock selection, management fees, transaction costs) also detracted from performance, as is often the case. Economic subsector tilts detracted minimally from overall results and were driven in part by our reduced ability to follow the model’s signals due to tax sensitivity.

On a final note, our overall portfolio’s beta was slightly lower than the benchmark index’s over the 12 months, which was a slight performance drag given the strong positive returns for the period.

Total Return Based on a $10,000  Investment

	Class M	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,044	$10,449	$9,712
Oct 16	$10,392	$10,892	$10,568
Oct 17	$12,812	$13,504	$13,189
Oct 18	$11,785	$14,395	$13,112
Oct 19	$12,050	$16,337	$13,534
Oct 20	$10,817	$17,995	$11,650
Oct 21	$18,454	$25,894	$19,141
Oct 22	$16,883	$21,617	$17,087
Oct 23	$15,613	$23,429	$15,390
Oct 24	$20,740	$32,298	$20,280

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class MFootnote Reference1	32.84%	11.47%	7.57%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2024

TSR-CV-M (10-24)

Nationwide Bailard Cognitive Value Fund

Class R6: NWHGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$109	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The primary contributors to the Fund’s outperformance over the past 12 months were our general multifactor stock selection models. As is often the case, our micro-cap model outperformed our small-cap model due to greater opportunities and less efficiency in the micro-cap universe.

Of the eight factors that we combine to create our general stock selection models, seven generated positive results for the year, with only one of our valuation factors, Analyst Expectations Bias, slightly detracting.

In aggregate, our economic subsector-specific models used in areas where our general models are less effective (banks, REITs, insurance, utilities, and biotechnology) were also additive to performance. Our CAQC (Curated Assessment of Qualitative Conviction), Thriving on the Edge (lower quality stocks with otherwise attractive attributes), and our Environmental, Social and Governance (ESG) Capture exposures all made modest positive contributions as well.

Portfolio holdings that were outside our generally desired range of characteristics (being too large in market cap, too expensive, too growthy, too low scoring in our models, or some combination of these) were the largest performance detractors for the period. As we attempt to be reasonably tax-efficient when trading the strategy, some of these deviations are inevitable, particularly in a market that rose over 30% within this timeframe. Residual factors (suboptimal stock selection, management fees, transaction costs) also detracted from performance, as is often the case. Economic subsector tilts detracted minimally from overall results and were driven in part by our reduced ability to follow the model’s signals due to tax sensitivity.

On a final note, our overall portfolio’s beta was slightly lower than the benchmark index’s over the 12 months, which was a slight performance drag given the strong positive returns for the period.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,005,086	$1,044,899	$971,200
Oct 16	$1,039,915	$1,089,235	$1,056,763
Oct 17	$1,281,294	$1,350,427	$1,318,946
Oct 18	$1,179,418	$1,439,501	$1,311,164
Oct 19	$1,206,091	$1,633,686	$1,353,383
Oct 20	$1,082,904	$1,799,473	$1,164,992
Oct 21	$1,845,253	$2,589,427	$1,914,082
Oct 22	$1,689,170	$2,161,712	$1,708,701
Oct 23	$1,561,980	$2,342,867	$1,539,027
Oct 24	$2,074,125	$3,229,763	$2,027,967

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	32.84%Footnote Reference*	11.45%	7.57%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2024

TSR-CV-R6 (10-24)

Nationwide Bailard Cognitive Value Fund

Institutional Service Class: NWHHX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$109	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The primary contributors to the Fund’s outperformance over the past 12 months were our general multifactor stock selection models. As is often the case, our micro-cap model outperformed our small-cap model due to greater opportunities and less efficiency in the micro-cap universe.

Of the eight factors that we combine to create our general stock selection models, seven generated positive results for the year, with only one of our valuation factors, Analyst Expectations Bias, slightly detracting.

In aggregate, our economic subsector-specific models used in areas where our general models are less effective (banks, REITs, insurance, utilities, and biotechnology) were also additive to performance. Our CAQC (Curated Assessment of Qualitative Conviction), Thriving on the Edge (lower quality stocks with otherwise attractive attributes), and our Environmental, Social and Governance (ESG) Capture exposures all made modest positive contributions as well.

Portfolio holdings that were outside our generally desired range of characteristics (being too large in market cap, too expensive, too growthy, too low scoring in our models, or some combination of these) were the largest performance detractors for the period. As we attempt to be reasonably tax-efficient when trading the strategy, some of these deviations are inevitable, particularly in a market that rose over 30% within this timeframe. Residual factors (suboptimal stock selection, management fees, transaction costs) also detracted from performance, as is often the case. Economic subsector tilts detracted minimally from overall results and were driven in part by our reduced ability to follow the model’s signals due to tax sensitivity.

On a final note, our overall portfolio’s beta was slightly lower than the benchmark index’s over the 12 months, which was a slight performance drag given the strong positive returns for the period.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Value Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,303	$52,245	$48,560
Oct 16	$52,016	$54,462	$52,838
Oct 17	$64,003	$67,521	$65,947
Oct 18	$58,834	$71,975	$65,558
Oct 19	$60,051	$81,684	$67,669
Oct 20	$53,815	$89,974	$58,250
Oct 21	$91,733	$129,471	$95,704
Oct 22	$83,897	$108,086	$85,435
Oct 23	$77,549	$117,143	$76,951
Oct 24	$103,006	$161,488	$101,398

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	32.83%	11.40%	7.50%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.5%
Repurchase Agreement	3.4%
Exchange Traded Funds	1.1%
Other liabilities in excess of assets	-3.0%
Banks	17.4%
Financial Services	4.1%
Oil, Gas & Consumable Fuels	3.9%
Household Durables	3.4%
Energy Equipment & Services	3.3%
Retail REITs	3.1%
Machinery	3.1%
Electronic Equipment, Instruments & Components	3.0%
Biotechnology	2.5%
Commercial Services & Supplies	2.5%
Other IndustriesFootnote Reference#	53.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$107,546,665
Number of Portfolio Holdings	333
Portfolio Turnover Rate	278.84%
Advisory Fees - net of reimbursement & waiver, if any	$759,302

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2024

TSR-CV-IS (10-24)

Nationwide Bailard International Equities Fund

Class A: NWHJX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$135	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Non-US equities delivered strong returns over the twelve-month period, with the MSCI EAFE® Index rising 22.97% and the MSCI ACWI ex-US Index gaining 24.33%. The cooling of inflation and subsequent pivot by central banks towards rate cuts provided a modest uplift to valuation multiples. This, combined with moderate economic growth, bolstered profits across various industries. Additionally, currency movements were favorable, with the Euro, British pound, Swiss franc, and Australian dollar appreciating against the US dollar, and the Japanese yen staging a significant recovery later in the period.

The Fund outperformed during this period, driven by strategic country allocation and stock selection. An underweight position in Hong Kong and an overweight position in Italy were particularly advantageous. Positive contributions also came from the Netherlands and Denmark, with leading stocks ASML and Novo Nordisk performing well. Small allocations to Taiwan and China were beneficial, although positions in Korea and an underweight in Australia detracted from performance. Relative to the ACWI ex-US, our country allocation was neutral, with notable performances from Canada Taiwan, and India.

Stock selection was a key driver of performance, with a shift from momentum and quality to value stocks later in the year. Italian holdings, especially UniCredit and Prysmian, significantly contributed to our solid results. Japanese stock selection was also robust, alongside positive selections in France, Sweden, and Taiwan. However, the Netherlands and Australia detracted, particularly Atlassian and Randstad, as well as BP.

Total Return Based on a $10,000  Investment

	Class A	MSCI EAFE® Index
Oct 14	$9,427	$10,000
Oct 15	$9,565	$9,993
Oct 16	$9,304	$9,670
Oct 17	$11,117	$11,937
Oct 18	$9,747	$11,119
Oct 19	$10,489	$12,347
Oct 20	$10,020	$11,500
Oct 21	$13,060	$15,430
Oct 22	$9,856	$11,881
Oct 23	$11,702	$13,592
Oct 24	$14,572	$16,715

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	24.53%	6.80%	4.45%
Class A (with sales charge)Footnote Reference1	17.43%	5.55%	3.84%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2024

TSR-IEQ-A (10-24)

Nationwide Bailard International Equities Fund

Class M: NWHLX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$99	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Non-US equities delivered strong returns over the twelve-month period, with the MSCI EAFE® Index rising 22.97% and the MSCI ACWI ex-US Index gaining 24.33%. The cooling of inflation and subsequent pivot by central banks towards rate cuts provided a modest uplift to valuation multiples. This, combined with moderate economic growth, bolstered profits across various industries. Additionally, currency movements were favorable, with the Euro, British pound, Swiss franc, and Australian dollar appreciating against the US dollar, and the Japanese yen staging a significant recovery later in the period.

The Fund outperformed during this period, driven by strategic country allocation and stock selection. An underweight position in Hong Kong and an overweight position in Italy were particularly advantageous. Positive contributions also came from the Netherlands and Denmark, with leading stocks ASML and Novo Nordisk performing well. Small allocations to Taiwan and China were beneficial, although positions in Korea and an underweight in Australia detracted from performance. Relative to the ACWI ex-US, our country allocation was neutral, with notable performances from Canada Taiwan, and India.

Stock selection was a key driver of performance, with a shift from momentum and quality to value stocks later in the year. Italian holdings, especially UniCredit and Prysmian, significantly contributed to our solid results. Japanese stock selection was also robust, alongside positive selections in France, Sweden, and Taiwan. However, the Netherlands and Australia detracted, particularly Atlassian and Randstad, as well as BP.

Total Return Based on a $10,000  Investment

	Class M	MSCI EAFE® Index
Oct 14	$10,000	$10,000
Oct 15	$10,182	$9,993
Oct 16	$9,942	$9,670
Oct 17	$11,917	$11,937
Oct 18	$10,479	$11,119
Oct 19	$11,335	$12,347
Oct 20	$10,856	$11,500
Oct 21	$14,205	$15,430
Oct 22	$10,740	$11,881
Oct 23	$12,809	$13,592
Oct 24	$15,998	$16,715

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class MFootnote Reference1	24.89%	7.13%	4.81%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2024

TSR-IEQ-M (10-24)

Nationwide Bailard International Equities Fund

Class R6: NWHMX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$99	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Non-US equities delivered strong returns over the twelve-month period, with the MSCI EAFE® Index rising 22.97% and the MSCI ACWI ex-US Index gaining 24.33%. The cooling of inflation and subsequent pivot by central banks towards rate cuts provided a modest uplift to valuation multiples. This, combined with moderate economic growth, bolstered profits across various industries. Additionally, currency movements were favorable, with the Euro, British pound, Swiss franc, and Australian dollar appreciating against the US dollar, and the Japanese yen staging a significant recovery later in the period.

The Fund outperformed during this period, driven by strategic country allocation and stock selection. An underweight position in Hong Kong and an overweight position in Italy were particularly advantageous. Positive contributions also came from the Netherlands and Denmark, with leading stocks ASML and Novo Nordisk performing well. Small allocations to Taiwan and China were beneficial, although positions in Korea and an underweight in Australia detracted from performance. Relative to the ACWI ex-US, our country allocation was neutral, with notable performances from Canada Taiwan, and India.

Stock selection was a key driver of performance, with a shift from momentum and quality to value stocks later in the year. Italian holdings, especially UniCredit and Prysmian, significantly contributed to our solid results. Japanese stock selection was also robust, alongside positive selections in France, Sweden, and Taiwan. However, the Netherlands and Australia detracted, particularly Atlassian and Randstad, as well as BP.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI EAFE® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,018,214	$999,300
Oct 16	$994,283	$967,023
Oct 17	$1,193,142	$1,193,693
Oct 18	$1,049,325	$1,111,925
Oct 19	$1,133,567	$1,234,681
Oct 20	$1,085,620	$1,149,982
Oct 21	$1,420,559	$1,543,046
Oct 22	$1,074,069	$1,188,145
Oct 23	$1,280,996	$1,359,238
Oct 24	$1,599,869	$1,671,455

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.89%	7.13%	4.81%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2024

TSR-IEQ-R6 (10-24)

Nationwide Bailard International Equities Fund

Institutional Service Class: NWHNX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$106	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Non-US equities delivered strong returns over the twelve-month period, with the MSCI EAFE® Index rising 22.97% and the MSCI ACWI ex-US Index gaining 24.33%. The cooling of inflation and subsequent pivot by central banks towards rate cuts provided a modest uplift to valuation multiples. This, combined with moderate economic growth, bolstered profits across various industries. Additionally, currency movements were favorable, with the Euro, British pound, Swiss franc, and Australian dollar appreciating against the US dollar, and the Japanese yen staging a significant recovery later in the period.

The Fund outperformed during this period, driven by strategic country allocation and stock selection. An underweight position in Hong Kong and an overweight position in Italy were particularly advantageous. Positive contributions also came from the Netherlands and Denmark, with leading stocks ASML and Novo Nordisk performing well. Small allocations to Taiwan and China were beneficial, although positions in Korea and an underweight in Australia detracted from performance. Relative to the ACWI ex-US, our country allocation was neutral, with notable performances from Canada Taiwan, and India.

Stock selection was a key driver of performance, with a shift from momentum and quality to value stocks later in the year. Italian holdings, especially UniCredit and Prysmian, significantly contributed to our solid results. Japanese stock selection was also robust, alongside positive selections in France, Sweden, and Taiwan. However, the Netherlands and Australia detracted, particularly Atlassian and Randstad, as well as BP.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI EAFE® Index
Oct 14	$50,000	$50,000
Oct 15	$50,869	$49,965
Oct 16	$49,603	$48,351
Oct 17	$59,475	$59,685
Oct 18	$52,245	$55,596
Oct 19	$56,399	$61,734
Oct 20	$53,972	$57,499
Oct 21	$70,616	$77,152
Oct 22	$53,426	$59,407
Oct 23	$63,690	$67,962
Oct 24	$79,515	$83,573

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	24.85%	7.11%	4.75%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	0.7%
Japan	21.5%
United Kingdom	13.3%
Germany	9.8%
United States	8.8%
France	7.9%
Italy	5.5%
Spain	4.7%
Sweden	4.6%
Australia	3.7%
Netherlands	3.7%
Other CountriesFootnote Reference#	16.5%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$198,515,535
Number of Portfolio Holdings	167
Portfolio Turnover Rate	38.37%
Advisory Fees - net of reimbursement & waiver, if any	$1,464,471

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2024

TSR-IEQ-IS (10-24)

Nationwide Bailard Technology & Science Fund

Class A: NWHOX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$150	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Consumer Discretionary contributed positively due to strong stock selection, particularly in online retail and cloud computing companies. This was driven by improved profitability in retail and sustained demand for cloud services, especially for artificial intelligence (“AI”) infrastructure.

Transportation was the second-largest contributor, with rideshare and delivery services showing growth and operational scale leading to improved financial performance.

Semiconductor & Equipment also performed well, supported by demand recovery in wafer fabrication equipment in China and AI-driven high-performance computing needs. Semiconductors used in AI computer systems further boosted performance.

The top three contributors were KLA Corp., which benefited from increased AI infrastructure spending in wafer fabrication equipment; Taiwan Semiconductor, profiting from high-performance computing demand for AI; and Amazon, driven by cost-control measures enhancing margins and strong cloud computing growth.

Media & Entertainment was the largest detractor due to an underweight in two high-performing stocks, despite the industry’s weaker performance in broader tech.

Technology Hardware & Equipment also detracted due to an underweight position in a leading smartphone company, though overall, underweight in this industry helped.

Software & Services had positive allocation impacts, but stock selection lagged as small tech-focused software companies were under cost pressure from customers.

Top detractors included not holding Broadcom Inc., underweight positions in Apple Inc. due to concerns about the maturing smartphone market, and Meta Platforms Inc., despite positive operating efficiency and advertising growth.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$9,425	$10,000	$10,000
Oct 15	$10,336	$10,486	$11,424
Oct 16	$11,095	$10,933	$12,770
Oct 17	$15,386	$13,520	$17,565
Oct 18	$16,501	$14,464	$19,973
Oct 19	$18,940	$16,511	$24,083
Oct 20	$26,202	$18,305	$32,443
Oct 21	$37,087	$26,269	$46,675
Oct 22	$23,524	$21,967	$31,693
Oct 23	$30,954	$24,050	$41,470
Oct 24	$46,288	$33,206	$63,625

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	49.54%	19.57%	17.25%
Class A (with sales charge)Footnote Reference1	40.91%	18.16%	16.56%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2024

TSR-TS-A (10-24)

Nationwide Bailard Technology & Science Fund

Class M: NWHQX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$110	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Consumer Discretionary contributed positively due to strong stock selection, particularly in online retail and cloud computing companies. This was driven by improved profitability in retail and sustained demand for cloud services, especially for artificial intelligence (“AI”) infrastructure.

Transportation was the second-largest contributor, with rideshare and delivery services showing growth and operational scale leading to improved financial performance.

Semiconductor & Equipment also performed well, supported by demand recovery in wafer fabrication equipment in China and AI-driven high-performance computing needs. Semiconductors used in AI computer systems further boosted performance.

The top three contributors were KLA Corp., which benefited from increased AI infrastructure spending in wafer fabrication equipment; Taiwan Semiconductor, profiting from high-performance computing demand for AI; and Amazon, driven by cost-control measures enhancing margins and strong cloud computing growth.

Media & Entertainment was the largest detractor due to an underweight in two high-performing stocks, despite the industry’s weaker performance in broader tech.

Technology Hardware & Equipment also detracted due to an underweight position in a leading smartphone company, though overall, underweight in this industry helped.

Software & Services had positive allocation impacts, but stock selection lagged as small tech-focused software companies were under cost pressure from customers.

Top detractors included not holding Broadcom Inc., underweight positions in Apple Inc. due to concerns about the maturing smartphone market, and Meta Platforms Inc., despite positive operating efficiency and advertising growth.

Total Return Based on a $10,000  Investment

	Class M	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$10,000	$10,000	$10,000
Oct 15	$11,002	$10,486	$11,424
Oct 16	$11,846	$10,933	$12,770
Oct 17	$16,480	$13,520	$17,565
Oct 18	$17,742	$14,464	$19,973
Oct 19	$20,425	$16,511	$24,083
Oct 20	$28,344	$18,305	$32,443
Oct 21	$40,221	$26,269	$46,675
Oct 22	$25,584	$21,967	$31,693
Oct 23	$33,773	$24,050	$41,470
Oct 24	$50,687	$33,206	$63,625

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class MFootnote Reference1	50.08%	19.94%	17.62%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2024

TSR-TS-M (10-24)

Nationwide Bailard Technology & Science Fund

Class R6: NWHTX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$110	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Consumer Discretionary contributed positively due to strong stock selection, particularly in online retail and cloud computing companies. This was driven by improved profitability in retail and sustained demand for cloud services, especially for artificial intelligence (“AI”) infrastructure.

Transportation was the second-largest contributor, with rideshare and delivery services showing growth and operational scale leading to improved financial performance.

Semiconductor & Equipment also performed well, supported by demand recovery in wafer fabrication equipment in China and AI-driven high-performance computing needs. Semiconductors used in AI computer systems further boosted performance.

The top three contributors were KLA Corp., which benefited from increased AI infrastructure spending in wafer fabrication equipment; Taiwan Semiconductor, profiting from high-performance computing demand for AI; and Amazon, driven by cost-control measures enhancing margins and strong cloud computing growth.

Media & Entertainment was the largest detractor due to an underweight in two high-performing stocks, despite the industry’s weaker performance in broader tech.

Technology Hardware & Equipment also detracted due to an underweight position in a leading smartphone company, though overall, underweight in this industry helped.

Software & Services had positive allocation impacts, but stock selection lagged as small tech-focused software companies were under cost pressure from customers.

Top detractors included not holding Broadcom Inc., underweight positions in Apple Inc. due to concerns about the maturing smartphone market, and Meta Platforms Inc., despite positive operating efficiency and advertising growth.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,101,127	$1,048,647	$1,142,400
Oct 16	$1,185,121	$1,093,272	$1,276,975
Oct 17	$1,649,086	$1,352,034	$1,756,479
Oct 18	$1,775,689	$1,446,377	$1,997,292
Oct 19	$2,044,022	$1,651,070	$2,408,335
Oct 20	$2,835,948	$1,830,473	$3,244,268
Oct 21	$4,025,021	$2,626,940	$4,667,528
Oct 22	$2,561,089	$2,196,695	$3,169,251
Oct 23	$3,379,960	$2,405,027	$4,146,965
Oct 24	$5,071,199	$3,320,593	$6,362,471

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	50.04%	19.93%	17.63%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2024

TSR-TS-R6 (10-24)

Nationwide Bailard Technology & Science Fund

Institutional Service Class: NWHUX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$126	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Consumer Discretionary contributed positively due to strong stock selection, particularly in online retail and cloud computing companies. This was driven by improved profitability in retail and sustained demand for cloud services, especially for artificial intelligence (“AI”) infrastructure.

Transportation was the second-largest contributor, with rideshare and delivery services showing growth and operational scale leading to improved financial performance.

Semiconductor & Equipment also performed well, supported by demand recovery in wafer fabrication equipment in China and AI-driven high-performance computing needs. Semiconductors used in AI computer systems further boosted performance.

The top three contributors were KLA Corp., which benefited from increased AI infrastructure spending in wafer fabrication equipment; Taiwan Semiconductor, profiting from high-performance computing demand for AI; and Amazon, driven by cost-control measures enhancing margins and strong cloud computing growth.

Media & Entertainment was the largest detractor due to an underweight in two high-performing stocks, despite the industry’s weaker performance in broader tech.

Technology Hardware & Equipment also detracted due to an underweight position in a leading smartphone company, though overall, underweight in this industry helped.

Software & Services had positive allocation impacts, but stock selection lagged as small tech-focused software companies were under cost pressure from customers.

Top detractors included not holding Broadcom Inc., underweight positions in Apple Inc. due to concerns about the maturing smartphone market, and Meta Platforms Inc., despite positive operating efficiency and advertising growth.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 14	$50,000	$50,000	$50,000
Oct 15	$54,947	$52,432	$57,120
Oct 16	$59,121	$54,664	$63,849
Oct 17	$82,181	$67,602	$87,824
Oct 18	$88,408	$72,319	$99,865
Oct 19	$101,663	$82,554	$120,417
Oct 20	$140,900	$91,524	$162,213
Oct 21	$199,808	$131,347	$233,376
Oct 22	$126,995	$109,835	$158,463
Oct 23	$167,522	$120,251	$207,348
Oct 24	$251,001	$166,030	$318,124

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	49.83%	19.81%	17.51%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P North American Technology Sector Index™	53.42%	21.47%	20.34%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	2.7%
Other liabilities in excess of assets	-2.7%
Software	31.0%
Semiconductors & Semiconductor Equipment	28.6%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.7%
Broadline Retail	4.0%
Electronic Equipment, Instruments & Components	2.9%
Ground Transportation	2.8%
Entertainment	2.3%
Life Sciences Tools & Services	2.2%
Other IndustriesFootnote Reference#	8.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$188,682,385
Number of Portfolio Holdings	39
Portfolio Turnover Rate	20.38%
Advisory Fees - net of reimbursement & waiver, if any	$1,346,928

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2024

TSR-TS-IS (10-24)

Nationwide BNY Mellon Core Plus Bond ESG Fund

Class A: NWCPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$91	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The economic environment during the period can be characterized as exhibiting positive, albeit moderating, growth supported by resilient consumer spending and inflation that is receding towards long-term averages. Central banks loosened monetary policy, providing a tailwind for financial markets and a boon to many risk asset classes, including high yield, emerging markets, and long-duration investment-grade credit. Interest rates increased during the period, and the rate curve flattened. The Fund generated strong relative performance from its overweight allocation to corporate credit and securitized assets during the first half of the period. Subsequently, it continued to perform well through thematic macroeconomic trades during the second half of the period.

Sector allocation contributed positively to the Fund’s performance. Overweight allocations to high-yield corporates, investment-grade corporates, and asset-backed securities were all additive to performance. The portfolio’s underweight to U.S. Treasury securities was also additive.

Security selection was a large contributor to overall Fund performance. Within corporates, selection gains were generated within capital goods and consumer cyclicals. Selection gains were also achieved within the Fund’s agency Mortgage-Backed Securities investments.

Duration and yield curve positioning were positive contributors. The Fund maintained a short-duration bias during the first half of the period, which transitioned towards a long-duration bias during the second half of the period. Gains were also generated from non-U.S. rates positioning.

Sector overweights to agency Commercial Mortgage-Backed Securities (CMBS) and basic industries detracted from performance. CMBS continue to face headwinds, while basic industries struggle to see a demand recovery.

The Fund’s short position in Canadian interest rates relative to U.S. interest rates detracted from performance. The Canadian economy has struggled to keep up with the U.S., and the Bank of Canada is further along in its cutting cycle.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,572	$10,000
Oct 15	$9,759	$10,196
Oct 16	$10,215	$10,641
Oct 17	$10,399	$10,737
Oct 18	$10,190	$10,517
Oct 19	$11,211	$11,727
Oct 20	$11,927	$12,453
Oct 21	$12,083	$12,393
Oct 22	$10,122	$10,450
Oct 23	$10,233	$10,488
Oct 24	$11,432	$11,594

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	11.72%	0.39%	1.79%
Class A (with sales charge)Footnote Reference1	6.96%	-0.47%	1.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	A 4.25% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	31.2%
Mortgage-Backed Securities	30.7%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	11.2%
Foreign Government Securities	5.3%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	1.7%
Repurchase Agreements	1.0%
Futures	-0.7%
Other assets in excess of liabilities	2.6%
Oil, Gas & Consumable Fuels	4.6%
Banks	3.2%
Diversified Telecommunication Services	3.0%
Electric Utilities	2.5%
Capital Markets	2.3%
Chemicals	1.4%
Semiconductors & Semiconductor Equipment	1.2%
Biotechnology	1.1%
Media	1.1%
Multi-Utilities	1.0%
Other IndustriesFootnote Reference#	78.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$350,854,083
Number of Portfolio Holdings	340
Portfolio Turnover Rate	108.76%
Advisory Fees - net of reimbursement & waiver, if any	$2,239,607

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Core Plus Bond ESG Fund

Annual Shareholder Report - October 31, 2024

TSR-CPB-A (10-24)

Nationwide BNY Mellon Core Plus Bond ESG Fund

Class R6: NWCIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$51	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The economic environment during the period can be characterized as exhibiting positive, albeit moderating, growth supported by resilient consumer spending and inflation that is receding towards long-term averages. Central banks loosened monetary policy, providing a tailwind for financial markets and a boon to many risk asset classes, including high yield, emerging markets, and long-duration investment-grade credit. Interest rates increased during the period, and the rate curve flattened. The Fund generated strong relative performance from its overweight allocation to corporate credit and securitized assets during the first half of the period. Subsequently, it continued to perform well through thematic macroeconomic trades during the second half of the period.

Sector allocation contributed positively to the Fund’s performance. Overweight allocations to high-yield corporates, investment-grade corporates, and asset-backed securities were all additive to performance. The portfolio’s underweight to U.S. Treasury securities was also additive.

Security selection was a large contributor to overall Fund performance. Within corporates, selection gains were generated within capital goods and consumer cyclicals. Selection gains were also achieved within the Fund’s agency Mortgage-Backed Securities investments.

Duration and yield curve positioning were positive contributors. The Fund maintained a short-duration bias during the first half of the period, which transitioned towards a long-duration bias during the second half of the period. Gains were also generated from non-U.S. rates positioning.

Sector overweights to agency Commercial Mortgage-Backed Securities (CMBS) and basic industries detracted from performance. CMBS continue to face headwinds, while basic industries struggle to see a demand recovery.

The Fund’s short position in Canadian interest rates relative to U.S. interest rates detracted from performance. The Canadian economy has struggled to keep up with the U.S., and the Bank of Canada is further along in its cutting cycle.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,022,728	$1,019,559
Oct 16	$1,074,359	$1,064,114
Oct 17	$1,097,764	$1,073,691
Oct 18	$1,079,703	$1,051,680
Oct 19	$1,191,989	$1,172,729
Oct 20	$1,272,293	$1,245,321
Oct 21	$1,293,257	$1,239,343
Oct 22	$1,085,879	$1,045,014
Oct 23	$1,101,456	$1,048,776
Oct 24	$1,236,501	$1,159,383

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	12.26%	0.74%	2.15%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	31.2%
Mortgage-Backed Securities	30.7%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	11.2%
Foreign Government Securities	5.3%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	1.7%
Repurchase Agreements	1.0%
Futures	-0.7%
Other assets in excess of liabilities	2.6%
Oil, Gas & Consumable Fuels	4.6%
Banks	3.2%
Diversified Telecommunication Services	3.0%
Electric Utilities	2.5%
Capital Markets	2.3%
Chemicals	1.4%
Semiconductors & Semiconductor Equipment	1.2%
Biotechnology	1.1%
Media	1.1%
Multi-Utilities	1.0%
Other IndustriesFootnote Reference#	78.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$350,854,083
Number of Portfolio Holdings	340
Portfolio Turnover Rate	108.76%
Advisory Fees - net of reimbursement & waiver, if any	$2,239,607

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Core Plus Bond ESG Fund

Annual Shareholder Report - October 31, 2024

TSR-CPB-R6 (10-24)

Nationwide BNY Mellon Core Plus Bond ESG Fund

Institutional Service Class: NWCSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Core Plus Bond ESG Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The economic environment during the period can be characterized as exhibiting positive, albeit moderating, growth supported by resilient consumer spending and inflation that is receding towards long-term averages. Central banks loosened monetary policy, providing a tailwind for financial markets and a boon to many risk asset classes, including high yield, emerging markets, and long-duration investment-grade credit. Interest rates increased during the period, and the rate curve flattened. The Fund generated strong relative performance from its overweight allocation to corporate credit and securitized assets during the first half of the period. Subsequently, it continued to perform well through thematic macroeconomic trades during the second half of the period.

Sector allocation contributed positively to the Fund’s performance. Overweight allocations to high-yield corporates, investment-grade corporates, and asset-backed securities were all additive to performance. The portfolio’s underweight to U.S. Treasury securities was also additive.

Security selection was a large contributor to overall Fund performance. Within corporates, selection gains were generated within capital goods and consumer cyclicals. Selection gains were also achieved within the Fund’s agency Mortgage-Backed Securities investments.

Duration and yield curve positioning were positive contributors. The Fund maintained a short-duration bias during the first half of the period, which transitioned towards a long-duration bias during the second half of the period. Gains were also generated from non-U.S. rates positioning.

Sector overweights to agency Commercial Mortgage-Backed Securities (CMBS) and basic industries detracted from performance. CMBS continue to face headwinds, while basic industries struggle to see a demand recovery.

The Fund’s short position in Canadian interest rates relative to U.S. interest rates detracted from performance. The Canadian economy has struggled to keep up with the U.S., and the Bank of Canada is further along in its cutting cycle.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 14	$50,000	$50,000
Oct 15	$51,161	$50,978
Oct 16	$53,693	$53,206
Oct 17	$54,807	$53,685
Oct 18	$53,842	$52,584
Oct 19	$59,379	$58,636
Oct 20	$63,335	$62,266
Oct 21	$64,345	$61,967
Oct 22	$54,058	$52,251
Oct 23	$54,712	$52,439
Oct 24	$61,358	$57,969

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	12.15%	0.66%	2.07%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	31.2%
Mortgage-Backed Securities	30.7%
U.S. Treasury Obligations	14.7%
Asset-Backed Securities	11.2%
Foreign Government Securities	5.3%
Collateralized Mortgage Obligations	2.3%
Commercial Mortgage-Backed Securities	1.7%
Repurchase Agreements	1.0%
Futures	-0.7%
Other assets in excess of liabilities	2.6%
Oil, Gas & Consumable Fuels	4.6%
Banks	3.2%
Diversified Telecommunication Services	3.0%
Electric Utilities	2.5%
Capital Markets	2.3%
Chemicals	1.4%
Semiconductors & Semiconductor Equipment	1.2%
Biotechnology	1.1%
Media	1.1%
Multi-Utilities	1.0%
Other IndustriesFootnote Reference#	78.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$350,854,083
Number of Portfolio Holdings	340
Portfolio Turnover Rate	108.76%
Advisory Fees - net of reimbursement & waiver, if any	$2,239,607

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Core Plus Bond ESG Fund

Annual Shareholder Report - October 31, 2024

TSR-CPB-IS (10-24)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class A: NMFAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$99	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed the benchmark over the past year mainly due to our defensive equity position. The S&P 500® Index rose significantly over the period on hopes for a soft landing for the United States (U.S.) economy, slowing inflation, and expectations for the first Federal Reserve (Fed) rate cut. Pricing pressures trended downward during the period, edging closer to the Fed’s 2% target, prompting central bank officials to indicate that they were preparing to consider the prospect of rate cuts. The Fed’s easing eventually came in September with a larger-than-anticipated 0.50% cut in the fed funds rate. The S&P 500 was also driven higher by the “Magnificent Seven” stocks that benefited from the boom in artificial intelligence and significantly influenced the S&P 500’s overall performance.

Throughout the period, the Fund maintained an underweight target allocation to equities of 90%. This positioning was based on our estimate of the stock vs. bond premium, which was consistently below its long-term average, indicating that U.S. equities were expensive. Our top-down forecast of S&P 500 earnings was also below consensus throughout the year. While the target equity allocation throughout the period was unchanged at 90%, the implemented exposure (average 98%) fluctuated given our use of out-of-the-money S&P 500 Index call options, which enabled the strategy to participate in market rallies. Our U.S. Treasury allocation was modest over the year (3% average) as both valuation and carry remained relatively unattractive. Late in the period, we implemented our new bond macro signal, which serves as a tactical, adaptive signal to complement valuation and carry. The signal’s strength was largely driven by inflation, which continued to cool. The allocation to U.S. Treasuries detracted slightly during the period.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Oct 14	$9,428	$10,000
Oct 15	$10,221	$10,520
Oct 16	$10,035	$10,994
Oct 17	$12,732	$13,592
Oct 18	$13,965	$14,591
Oct 19	$16,618	$16,682
Oct 20	$18,308	$18,302
Oct 21	$26,302	$26,156
Oct 22	$21,421	$22,334
Oct 23	$23,009	$24,599
Oct 24	$31,364	$33,951

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	36.31%	13.55%	12.77%
Class A (with sales charge)Footnote Reference1	28.47%	12.21%	12.11%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2024

TSR-USC-A (10-24)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R: GGFRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$139	1.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed the benchmark over the past year mainly due to our defensive equity position. The S&P 500® Index rose significantly over the period on hopes for a soft landing for the United States (U.S.) economy, slowing inflation, and expectations for the first Federal Reserve (Fed) rate cut. Pricing pressures trended downward during the period, edging closer to the Fed’s 2% target, prompting central bank officials to indicate that they were preparing to consider the prospect of rate cuts. The Fed’s easing eventually came in September with a larger-than-anticipated 0.50% cut in the fed funds rate. The S&P 500 was also driven higher by the “Magnificent Seven” stocks that benefited from the boom in artificial intelligence and significantly influenced the S&P 500’s overall performance.

Throughout the period, the Fund maintained an underweight target allocation to equities of 90%. This positioning was based on our estimate of the stock vs. bond premium, which was consistently below its long-term average, indicating that U.S. equities were expensive. Our top-down forecast of S&P 500 earnings was also below consensus throughout the year. While the target equity allocation throughout the period was unchanged at 90%, the implemented exposure (average 98%) fluctuated given our use of out-of-the-money S&P 500 Index call options, which enabled the strategy to participate in market rallies. Our U.S. Treasury allocation was modest over the year (3% average) as both valuation and carry remained relatively unattractive. Late in the period, we implemented our new bond macro signal, which serves as a tactical, adaptive signal to complement valuation and carry. The signal’s strength was largely driven by inflation, which continued to cool. The allocation to U.S. Treasuries detracted slightly during the period.

Total Return Based on a $10,000  Investment

	Class R	S&P 500® Index
Oct 14	$10,000	$10,000
Oct 15	$10,793	$10,520
Oct 16	$10,619	$10,994
Oct 17	$13,414	$13,592
Oct 18	$14,648	$14,591
Oct 19	$17,370	$16,682
Oct 20	$19,075	$18,302
Oct 21	$27,290	$26,156
Oct 22	$22,140	$22,334
Oct 23	$23,680	$24,599
Oct 24	$32,176	$33,951

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	35.88%	13.12%	12.40%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2024

TSR-USC-R (10-24)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R6: MUIGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$59	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed the benchmark over the past year mainly due to our defensive equity position. The S&P 500® Index rose significantly over the period on hopes for a soft landing for the United States (U.S.) economy, slowing inflation, and expectations for the first Federal Reserve (Fed) rate cut. Pricing pressures trended downward during the period, edging closer to the Fed’s 2% target, prompting central bank officials to indicate that they were preparing to consider the prospect of rate cuts. The Fed’s easing eventually came in September with a larger-than-anticipated 0.50% cut in the fed funds rate. The S&P 500 was also driven higher by the “Magnificent Seven” stocks that benefited from the boom in artificial intelligence and significantly influenced the S&P 500’s overall performance.

Throughout the period, the Fund maintained an underweight target allocation to equities of 90%. This positioning was based on our estimate of the stock vs. bond premium, which was consistently below its long-term average, indicating that U.S. equities were expensive. Our top-down forecast of S&P 500 earnings was also below consensus throughout the year. While the target equity allocation throughout the period was unchanged at 90%, the implemented exposure (average 98%) fluctuated given our use of out-of-the-money S&P 500 Index call options, which enabled the strategy to participate in market rallies. Our U.S. Treasury allocation was modest over the year (3% average) as both valuation and carry remained relatively unattractive. Late in the period, we implemented our new bond macro signal, which serves as a tactical, adaptive signal to complement valuation and carry. The signal’s strength was largely driven by inflation, which continued to cool. The allocation to U.S. Treasuries detracted slightly during the period.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,087,258	$1,051,995
Oct 16	$1,070,730	$1,099,440
Oct 17	$1,362,357	$1,359,238
Oct 18	$1,498,615	$1,459,142
Oct 19	$1,789,004	$1,668,237
Oct 20	$1,978,722	$1,830,223
Oct 21	$2,849,892	$2,615,572
Oct 22	$2,328,273	$2,233,437
Oct 23	$2,509,379	$2,459,907
Oct 24	$3,432,324	$3,395,092

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	36.78%	13.92%	13.13%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2024

TSR-USC-R6 (10-24)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Eagle Class: NWAEX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$60	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed the benchmark over the past year mainly due to our defensive equity position. The S&P 500® Index rose significantly over the period on hopes for a soft landing for the United States (U.S.) economy, slowing inflation, and expectations for the first Federal Reserve (Fed) rate cut. Pricing pressures trended downward during the period, edging closer to the Fed’s 2% target, prompting central bank officials to indicate that they were preparing to consider the prospect of rate cuts. The Fed’s easing eventually came in September with a larger-than-anticipated 0.50% cut in the fed funds rate. The S&P 500 was also driven higher by the “Magnificent Seven” stocks that benefited from the boom in artificial intelligence and significantly influenced the S&P 500’s overall performance.

Throughout the period, the Fund maintained an underweight target allocation to equities of 90%. This positioning was based on our estimate of the stock vs. bond premium, which was consistently below its long-term average, indicating that U.S. equities were expensive. Our top-down forecast of S&P 500 earnings was also below consensus throughout the year. While the target equity allocation throughout the period was unchanged at 90%, the implemented exposure (average 98%) fluctuated given our use of out-of-the-money S&P 500 Index call options, which enabled the strategy to participate in market rallies. Our U.S. Treasury allocation was modest over the year (3% average) as both valuation and carry remained relatively unattractive. Late in the period, we implemented our new bond macro signal, which serves as a tactical, adaptive signal to complement valuation and carry. The signal’s strength was largely driven by inflation, which continued to cool. The allocation to U.S. Treasuries detracted slightly during the period.

Total Return Based on a $50,000  Investment

	Eagle Class	S&P 500® Index
Oct 18	$50,000	$50,000
Oct 18	$45,294	$46,580
Oct 19	$54,046	$53,255
Oct 20	$59,668	$58,426
Oct 21	$85,949	$83,497
Oct 22	$70,184	$71,298
Oct 23	$75,707	$78,527
Oct 24	$103,493	$108,381

Average Annual Total Returns

	1 Year	5 Years	Since inception
Eagle Class - (Inception 10/01/2018) Footnote Reference1	36.70%	13.88%	12.71%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2024

TSR-USC-E (10-24)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Institutional Service Class: NGISX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$78	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed the benchmark over the past year mainly due to our defensive equity position. The S&P 500® Index rose significantly over the period on hopes for a soft landing for the United States (U.S.) economy, slowing inflation, and expectations for the first Federal Reserve (Fed) rate cut. Pricing pressures trended downward during the period, edging closer to the Fed’s 2% target, prompting central bank officials to indicate that they were preparing to consider the prospect of rate cuts. The Fed’s easing eventually came in September with a larger-than-anticipated 0.50% cut in the fed funds rate. The S&P 500 was also driven higher by the “Magnificent Seven” stocks that benefited from the boom in artificial intelligence and significantly influenced the S&P 500’s overall performance.

Throughout the period, the Fund maintained an underweight target allocation to equities of 90%. This positioning was based on our estimate of the stock vs. bond premium, which was consistently below its long-term average, indicating that U.S. equities were expensive. Our top-down forecast of S&P 500 earnings was also below consensus throughout the year. While the target equity allocation throughout the period was unchanged at 90%, the implemented exposure (average 98%) fluctuated given our use of out-of-the-money S&P 500 Index call options, which enabled the strategy to participate in market rallies. Our U.S. Treasury allocation was modest over the year (3% average) as both valuation and carry remained relatively unattractive. Late in the period, we implemented our new bond macro signal, which serves as a tactical, adaptive signal to complement valuation and carry. The signal’s strength was largely driven by inflation, which continued to cool. The allocation to U.S. Treasuries detracted slightly during the period.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Oct 14	$50,000	$50,000
Oct 15	$54,212	$52,600
Oct 16	$53,314	$54,972
Oct 17	$67,698	$67,962
Oct 18	$74,384	$72,957
Oct 19	$88,658	$83,412
Oct 20	$97,872	$91,511
Oct 21	$140,850	$130,779
Oct 22	$114,927	$111,672
Oct 23	$123,671	$122,995
Oct 24	$168,866	$169,755

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	36.54%	13.75%	12.94%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.5%
Short-Term Investment	6.9%
Futures	-0.6%
Other assets in excess of liabilities	5.2%
Semiconductors & Semiconductor Equipment	10.6%
Software	9.3%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	5.9%
Financial Services	3.9%
Broadline Retail	3.4%
Pharmaceuticals	3.2%
Banks	3.1%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	47.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,384,639,283
Number of Portfolio Holdings	511
Portfolio Turnover Rate	3.54%
Advisory Fees - net of reimbursement & waiver, if any	$5,574,465

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2024

TSR-USC-IS (10-24)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class A: NWALX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$106	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Materials sector positively impacted performance, particularly due to the position in CRH Public Limited Company. The Industrials sector also contributed positively, including an overweight position in GE Vernova Inc., the top performer, and Howmet Aerospace Inc.

The Financials sector detracted from performance, mainly due to stock selection in the capital markets subsector. The Energy sector was negatively impacted by the continued downward pressure on oil prices. Concerns about global economic growth further affected crude oil prices, leading to underwhelming demand and negatively impacting our positions in the sector.

Constellation Energy Corporation consistently provided earnings outlooks that beat expectations. Howmet Aerospace Inc. reported higher-than-expected earnings, raised its full-year revenue outlook, and announced an increase to its dividend and a share repurchase plan. CRH Public Limited Company reported a solid set of results and raised their guidance. Pricing was solid across all product areas, and we expect this to continue.

International Game Technology PLC’s shares fell along with other casino stocks after peer casinos reported some earnings misses during the period.

Becton, Dickinson and Company issued disappointing earnings guidance due to worse-than-expected foreign exchange rates. We believe these issues are isolated and not indicative of the business’s overall health. We find shares attractively valued given their long-term growth algorithm of 5.5% organic top-line growth followed by double-digit earnings growth. We also like the company’s pipeline and consider it a stable growth compounder.

EQT Corporation’s shares were weak as natural gas prices declined. The company also reported a larger-than-expected loss for the second quarter and announced an increase in the capital expenditure (capex) plan for the full year, which was not well received by the market.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$9,425	$10,000	$10,000
Oct 20	$8,116	$10,683	$8,411
Oct 21	$12,651	$15,331	$12,092
Oct 22	$12,611	$12,820	$11,245
Oct 23	$12,835	$14,036	$11,260
Oct 24	$16,479	$19,380	$14,748

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class A - (Inception 12/16/2019)	28.39%	9.21%	12.14%
Class A (with sales charge)Footnote Reference1	21.00%	7.08%	10.79%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2024

TSR-DUSE-A (10-24)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class K: NWAMX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$86	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Materials sector positively impacted performance, particularly due to the position in CRH Public Limited Company. The Industrials sector also contributed positively, including an overweight position in GE Vernova Inc., the top performer, and Howmet Aerospace Inc.

The Financials sector detracted from performance, mainly due to stock selection in the capital markets subsector. The Energy sector was negatively impacted by the continued downward pressure on oil prices. Concerns about global economic growth further affected crude oil prices, leading to underwhelming demand and negatively impacting our positions in the sector.

Constellation Energy Corporation consistently provided earnings outlooks that beat expectations. Howmet Aerospace Inc. reported higher-than-expected earnings, raised its full-year revenue outlook, and announced an increase to its dividend and a share repurchase plan. CRH Public Limited Company reported a solid set of results and raised their guidance. Pricing was solid across all product areas, and we expect this to continue.

International Game Technology PLC’s shares fell along with other casino stocks after peer casinos reported some earnings misses during the period.

Becton, Dickinson and Company issued disappointing earnings guidance due to worse-than-expected foreign exchange rates. We believe these issues are isolated and not indicative of the business’s overall health. We find shares attractively valued given their long-term growth algorithm of 5.5% organic top-line growth followed by double-digit earnings growth. We also like the company’s pipeline and consider it a stable growth compounder.

EQT Corporation’s shares were weak as natural gas prices declined. The company also reported a larger-than-expected loss for the second quarter and announced an increase in the capital expenditure (capex) plan for the full year, which was not well received by the market.

Total Return Based on a $10,000  Investment

	Class K	Russell 1000® Index	Russell 1000® Value Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,661	$10,486	$10,053
Oct 16	$10,997	$10,933	$10,693
Oct 17	$13,288	$13,520	$12,595
Oct 18	$14,396	$14,464	$12,976
Oct 19	$15,981	$16,511	$14,431
Oct 20	$14,530	$18,305	$13,338
Oct 21	$22,699	$26,269	$19,175
Oct 22	$22,663	$21,967	$17,833
Oct 23	$23,100	$24,050	$17,856
Oct 24	$29,706	$33,206	$23,387

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class KFootnote Reference1,Footnote Reference2	28.63%Footnote Reference*	13.20%	11.50%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Total returns prior to the Fund’s inception on December 14, 2019 are based on the performance of the Fund’s predecessor fund.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2024

TSR-DUSE-K (10-24)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class R6: NWANX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$75	0.65%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Materials sector positively impacted performance, particularly due to the position in CRH Public Limited Company. The Industrials sector also contributed positively, including an overweight position in GE Vernova Inc., the top performer, and Howmet Aerospace Inc.

The Financials sector detracted from performance, mainly due to stock selection in the capital markets subsector. The Energy sector was negatively impacted by the continued downward pressure on oil prices. Concerns about global economic growth further affected crude oil prices, leading to underwhelming demand and negatively impacting our positions in the sector.

Constellation Energy Corporation consistently provided earnings outlooks that beat expectations. Howmet Aerospace Inc. reported higher-than-expected earnings, raised its full-year revenue outlook, and announced an increase to its dividend and a share repurchase plan. CRH Public Limited Company reported a solid set of results and raised their guidance. Pricing was solid across all product areas, and we expect this to continue.

International Game Technology PLC’s shares fell along with other casino stocks after peer casinos reported some earnings misses during the period.

Becton, Dickinson and Company issued disappointing earnings guidance due to worse-than-expected foreign exchange rates. We believe these issues are isolated and not indicative of the business’s overall health. We find shares attractively valued given their long-term growth algorithm of 5.5% organic top-line growth followed by double-digit earnings growth. We also like the company’s pipeline and consider it a stable growth compounder.

EQT Corporation’s shares were weak as natural gas prices declined. The company also reported a larger-than-expected loss for the second quarter and announced an increase in the capital expenditure (capex) plan for the full year, which was not well received by the market.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$1,000,000	$1,000,000	$1,000,000
Oct 20	$864,909	$1,068,300	$841,100
Oct 21	$1,351,989	$1,533,134	$1,209,165
Oct 22	$1,351,496	$1,282,035	$1,124,524
Oct 23	$1,378,699	$1,403,622	$1,125,986
Oct 24	$1,775,029	$1,937,964	$1,474,775

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class R6 - (Inception 12/16/2019) Footnote Reference1	28.75%	9.50%	12.49%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2024

TSR-DUSE-R6 (10-24)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Eagle Class: NWAPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$75	0.65%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Materials sector positively impacted performance, particularly due to the position in CRH Public Limited Company. The Industrials sector also contributed positively, including an overweight position in GE Vernova Inc., the top performer, and Howmet Aerospace Inc.

The Financials sector detracted from performance, mainly due to stock selection in the capital markets subsector. The Energy sector was negatively impacted by the continued downward pressure on oil prices. Concerns about global economic growth further affected crude oil prices, leading to underwhelming demand and negatively impacting our positions in the sector.

Constellation Energy Corporation consistently provided earnings outlooks that beat expectations. Howmet Aerospace Inc. reported higher-than-expected earnings, raised its full-year revenue outlook, and announced an increase to its dividend and a share repurchase plan. CRH Public Limited Company reported a solid set of results and raised their guidance. Pricing was solid across all product areas, and we expect this to continue.

International Game Technology PLC’s shares fell along with other casino stocks after peer casinos reported some earnings misses during the period.

Becton, Dickinson and Company issued disappointing earnings guidance due to worse-than-expected foreign exchange rates. We believe these issues are isolated and not indicative of the business’s overall health. We find shares attractively valued given their long-term growth algorithm of 5.5% organic top-line growth followed by double-digit earnings growth. We also like the company’s pipeline and consider it a stable growth compounder.

EQT Corporation’s shares were weak as natural gas prices declined. The company also reported a larger-than-expected loss for the second quarter and announced an increase in the capital expenditure (capex) plan for the full year, which was not well received by the market.

Total Return Based on a $50,000  Investment

	Eagle Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,207	$53,415	$42,055
Oct 21	$67,527	$76,657	$60,458
Oct 22	$67,491	$64,102	$56,226
Oct 23	$68,861	$70,181	$56,299
Oct 24	$88,644	$96,898	$73,739

Average Annual Total Returns

	1 Year	3 Year	Since inception
Eagle Class - (Inception 12/16/2019) Footnote Reference1	28.76%Footnote Reference*	9.49%	12.46%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2024

TSR-DUSE-E (10-24)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Institutional Service Class: NWAOX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$84	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Materials sector positively impacted performance, particularly due to the position in CRH Public Limited Company. The Industrials sector also contributed positively, including an overweight position in GE Vernova Inc., the top performer, and Howmet Aerospace Inc.

The Financials sector detracted from performance, mainly due to stock selection in the capital markets subsector. The Energy sector was negatively impacted by the continued downward pressure on oil prices. Concerns about global economic growth further affected crude oil prices, leading to underwhelming demand and negatively impacting our positions in the sector.

Constellation Energy Corporation consistently provided earnings outlooks that beat expectations. Howmet Aerospace Inc. reported higher-than-expected earnings, raised its full-year revenue outlook, and announced an increase to its dividend and a share repurchase plan. CRH Public Limited Company reported a solid set of results and raised their guidance. Pricing was solid across all product areas, and we expect this to continue.

International Game Technology PLC’s shares fell along with other casino stocks after peer casinos reported some earnings misses during the period.

Becton, Dickinson and Company issued disappointing earnings guidance due to worse-than-expected foreign exchange rates. We believe these issues are isolated and not indicative of the business’s overall health. We find shares attractively valued given their long-term growth algorithm of 5.5% organic top-line growth followed by double-digit earnings growth. We also like the company’s pipeline and consider it a stable growth compounder.

EQT Corporation’s shares were weak as natural gas prices declined. The company also reported a larger-than-expected loss for the second quarter and announced an increase in the capital expenditure (capex) plan for the full year, which was not well received by the market.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,153	$53,415	$42,055
Oct 21	$67,430	$76,657	$60,458
Oct 22	$67,408	$64,102	$56,226
Oct 23	$68,751	$70,181	$56,299
Oct 24	$88,419	$96,898	$73,739

Average Annual Total Returns

	1 Year	3 Year	Since inception
Institutional Service Class - (Inception 12/16/2019) Footnote Reference1	28.65%Footnote Reference*	9.45%	12.40%
Russell 1000® Index	38.07%	8.12%	14.33%
Russell 1000® Value Index	30.98%	6.85%	9.48%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	90.4%
Short-Term Investment	2.8%
Futures	-0.6%
Other assets in excess of liabilities	7.4%
Insurance	9.1%
Banks	9.0%
Health Care Equipment & Supplies	7.7%
Oil, Gas & Consumable Fuels	7.0%
Financial Services	4.9%
Electrical Equipment	4.8%
Aerospace & Defense	3.9%
Capital Markets	3.8%
Communications Equipment	3.7%
Diversified Telecommunication Services	3.7%
Other IndustriesFootnote Reference#	42.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$637,568,104
Number of Portfolio Holdings	72
Portfolio Turnover Rate	77.00%
Advisory Fees - net of reimbursement & waiver, if any	$3,321,349

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2024

TSR-DUSE-IS (10-24)

Nationwide Bond Fund

Class A: NBDAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$81	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

2024 began with the market pricing in 160 basis points (bps) of rate cuts versus the Fed’s forecast of roughly 75 bps of cuts. Economic data was solid in the first half of the year, while inflation came in stronger than expectations, and the market was forced to reprice its rate cut expectations to 30 bps by mid-year. Five-year yields started the year at 3.85% and rose to 4.72% by late April. Data softened, including inflation numbers and employment figures. Five-year yields fell to 3.40% by mid-September, and the Fed cut the funds rate by 50 bps on September 18. Five-year yields rose to 4.18% by the end of October. Throughout the year, risk assets were strong, with stocks generating returns in excess of 20% and fixed income spread products tightening relative to Treasuries.

The Fund outperformed the benchmark by 51 bps during the period. Investment-grade corporates contributed to performance, while Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities, Asset-Backed Securities (ABS), and Agency and non-Agency Mortgage-Backed Securities helped. As of October 31, 2024, the Fund is overweight in CLOs, ABS, and Agency and non-Agency housing, and underweight in Treasuries.

Treasuries underperformed. During the last twelve months, we used Treasury futures to express a yield curve steepening bias and to add duration because our investment grade corporate portfolio was meaningfully shorter than its benchmark. The futures implied funding acted as a drag on performance for that line item. During the year, the Fund used derivatives, specifically Treasury futures, to manage duration exposure. During the period, Treasury futures had a positive impact on Fund performance.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,774	$10,000
Oct 15	$9,824	$10,196
Oct 16	$10,275	$10,641
Oct 17	$10,380	$10,737
Oct 18	$10,197	$10,517
Oct 19	$11,312	$11,727
Oct 20	$11,896	$12,453
Oct 21	$11,985	$12,393
Oct 22	$9,855	$10,450
Oct 23	$9,848	$10,488
Oct 24	$10,883	$11,594

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	10.51%	-0.77%	1.08%
Class A (with sales charge)Footnote Reference1	7.97%	-1.22%	0.85%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	34.0%
Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	22.5%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Security	1.7%
Other assets in excess of liabilities	1.7%
Banks	5.7%
Electric Utilities	5.5%
Oil, Gas & Consumable Fuels	3.4%
Capital Markets	3.2%
Insurance	1.3%
Food Products	1.2%
Aerospace & Defense	1.0%
Ground Transportation	0.7%
Tobacco	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	76.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$271,963,030
Number of Portfolio Holdings	312
Portfolio Turnover Rate	25.72%
Advisory Fees - net of reimbursement & waiver, if any	$947,353

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-BD-A (10-24)

Nationwide Bond Fund

Class R6: NWIBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

2024 began with the market pricing in 160 basis points (bps) of rate cuts versus the Fed’s forecast of roughly 75 bps of cuts. Economic data was solid in the first half of the year, while inflation came in stronger than expectations, and the market was forced to reprice its rate cut expectations to 30 bps by mid-year. Five-year yields started the year at 3.85% and rose to 4.72% by late April. Data softened, including inflation numbers and employment figures. Five-year yields fell to 3.40% by mid-September, and the Fed cut the funds rate by 50 bps on September 18. Five-year yields rose to 4.18% by the end of October. Throughout the year, risk assets were strong, with stocks generating returns in excess of 20% and fixed income spread products tightening relative to Treasuries.

The Fund outperformed the benchmark by 51 bps during the period. Investment-grade corporates contributed to performance, while Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities, Asset-Backed Securities (ABS), and Agency and non-Agency Mortgage-Backed Securities helped. As of October 31, 2024, the Fund is overweight in CLOs, ABS, and Agency and non-Agency housing, and underweight in Treasuries.

Treasuries underperformed. During the last twelve months, we used Treasury futures to express a yield curve steepening bias and to add duration because our investment grade corporate portfolio was meaningfully shorter than its benchmark. The futures implied funding acted as a drag on performance for that line item. During the year, the Fund used derivatives, specifically Treasury futures, to manage duration exposure. During the period, Treasury futures had a positive impact on Fund performance.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,008,207	$1,019,559
Oct 16	$1,057,464	$1,064,114
Oct 17	$1,071,413	$1,073,691
Oct 18	$1,054,579	$1,051,680
Oct 19	$1,174,167	$1,172,729
Oct 20	$1,238,061	$1,245,321
Oct 21	$1,250,834	$1,239,343
Oct 22	$1,030,563	$1,045,014
Oct 23	$1,033,140	$1,048,776
Oct 24	$1,145,231	$1,159,383

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	10.85%	-0.50%	1.37%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	34.0%
Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	22.5%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Security	1.7%
Other assets in excess of liabilities	1.7%
Banks	5.7%
Electric Utilities	5.5%
Oil, Gas & Consumable Fuels	3.4%
Capital Markets	3.2%
Insurance	1.3%
Food Products	1.2%
Aerospace & Defense	1.0%
Ground Transportation	0.7%
Tobacco	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	76.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$271,963,030
Number of Portfolio Holdings	312
Portfolio Turnover Rate	25.72%
Advisory Fees - net of reimbursement & waiver, if any	$947,353

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-BD-R6 (10-24)

Nationwide Bond Fund

Institutional Service Class: MUIBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

2024 began with the market pricing in 160 basis points (bps) of rate cuts versus the Fed’s forecast of roughly 75 bps of cuts. Economic data was solid in the first half of the year, while inflation came in stronger than expectations, and the market was forced to reprice its rate cut expectations to 30 bps by mid-year. Five-year yields started the year at 3.85% and rose to 4.72% by late April. Data softened, including inflation numbers and employment figures. Five-year yields fell to 3.40% by mid-September, and the Fed cut the funds rate by 50 bps on September 18. Five-year yields rose to 4.18% by the end of October. Throughout the year, risk assets were strong, with stocks generating returns in excess of 20% and fixed income spread products tightening relative to Treasuries.

The Fund outperformed the benchmark by 51 bps during the period. Investment-grade corporates contributed to performance, while Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities, Asset-Backed Securities (ABS), and Agency and non-Agency Mortgage-Backed Securities helped. As of October 31, 2024, the Fund is overweight in CLOs, ABS, and Agency and non-Agency housing, and underweight in Treasuries.

Treasuries underperformed. During the last twelve months, we used Treasury futures to express a yield curve steepening bias and to add duration because our investment grade corporate portfolio was meaningfully shorter than its benchmark. The futures implied funding acted as a drag on performance for that line item. During the year, the Fund used derivatives, specifically Treasury futures, to manage duration exposure. During the period, Treasury futures had a positive impact on Fund performance.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 14	$50,000	$50,000
Oct 15	$50,393	$50,978
Oct 16	$52,831	$53,206
Oct 17	$53,496	$53,685
Oct 18	$52,679	$52,584
Oct 19	$58,556	$58,636
Oct 20	$61,696	$62,266
Oct 21	$62,282	$61,967
Oct 22	$51,325	$52,251
Oct 23	$51,413	$52,439
Oct 24	$56,948	$57,969

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	10.76%	-0.56%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	34.0%
Mortgage-Backed Securities	24.4%
U.S. Treasury Obligations	22.5%
Asset-Backed Securities	10.9%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Security	1.7%
Other assets in excess of liabilities	1.7%
Banks	5.7%
Electric Utilities	5.5%
Oil, Gas & Consumable Fuels	3.4%
Capital Markets	3.2%
Insurance	1.3%
Food Products	1.2%
Aerospace & Defense	1.0%
Ground Transportation	0.7%
Tobacco	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	76.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$271,963,030
Number of Portfolio Holdings	312
Portfolio Turnover Rate	25.72%
Advisory Fees - net of reimbursement & waiver, if any	$947,353

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-BD-IS (10-24)

Nationwide Bond Index Fund

Class A: GBIAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The objective of the Fund is to track the risk and return characteristics of the benchmark. We employ a stratified sampling approach to match the key risk characteristics of the benchmark. By matching the distribution of each statistic, we ensure that portfolio performance will track the index regardless of how the relationships among the various factors change, and that it will react to different moves in interest rates in the same proportion as the index itself.

In the 12 months ending October 31, 2024, the U.S. fixed income market experienced significant volatility driven by economic data and Federal Reserve (Fed) actions. The year began with weak economic indicators, including lower-than-expected Institute for Supply Management (ISM) manufacturing and services indices, and rising unemployment rates. This led to a cautious stance from the Fed, which initially left interest rates unchanged. As the year progressed, concerns about an economic slowdown intensified, particularly with weaker-than-expected job reports in August and September. The Fed responded with a series of rate cuts, including a notable 50 basis point reduction in September, bringing rates down to 4.75%-5%. This marked the first rate cut since March 2020 and was aimed at supporting the slowing economy. Consumer confidence fluctuated throughout the year, with the Conference Board Consumer Confidence Index showing moderate increases and declines, reflecting ongoing concerns about high prices, interest rates, and future uncertainties. The S&P Global US Composite Purchasing Managers Index indicated robust business activity growth, particularly in the service sector, which outperformed manufacturing.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,775	$10,000
Oct 15	$9,909	$10,196
Oct 16	$10,268	$10,642
Oct 17	$10,285	$10,737
Oct 18	$10,010	$10,517
Oct 19	$11,086	$11,728
Oct 20	$11,666	$12,454
Oct 21	$11,538	$12,394
Oct 22	$9,671	$10,451
Oct 23	$9,647	$10,488
Oct 24	$10,583	$11,595

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	9.69%	-0.93%	0.80%
Class A (with sales charge)Footnote Reference1	7.19%	-1.37%	0.57%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	1.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.0%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-0.4%
Banks	4.8%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.9%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	85.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$261,043,816
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	87.24%
Advisory Fees - net of reimbursement & waiver, if any	$278,839

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Annual Shareholder Report - October 31, 2024

TSR-BDX-A (10-24)

Nationwide Bond Index Fund

Class R6: GBXIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The objective of the Fund is to track the risk and return characteristics of the benchmark. We employ a stratified sampling approach to match the key risk characteristics of the benchmark. By matching the distribution of each statistic, we ensure that portfolio performance will track the index regardless of how the relationships among the various factors change, and that it will react to different moves in interest rates in the same proportion as the index itself.

In the 12 months ending October 31, 2024, the U.S. fixed income market experienced significant volatility driven by economic data and Federal Reserve (Fed) actions. The year began with weak economic indicators, including lower-than-expected Institute for Supply Management (ISM) manufacturing and services indices, and rising unemployment rates. This led to a cautious stance from the Fed, which initially left interest rates unchanged. As the year progressed, concerns about an economic slowdown intensified, particularly with weaker-than-expected job reports in August and September. The Fed responded with a series of rate cuts, including a notable 50 basis point reduction in September, bringing rates down to 4.75%-5%. This marked the first rate cut since March 2020 and was aimed at supporting the slowing economy. Consumer confidence fluctuated throughout the year, with the Conference Board Consumer Confidence Index showing moderate increases and declines, reflecting ongoing concerns about high prices, interest rates, and future uncertainties. The S&P Global US Composite Purchasing Managers Index indicated robust business activity growth, particularly in the service sector, which outperformed manufacturing.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,016,910	$1,019,600
Oct 16	$1,059,170	$1,064,157
Oct 17	$1,065,284	$1,073,734
Oct 18	$1,039,978	$1,051,722
Oct 19	$1,157,912	$1,172,776
Oct 20	$1,223,753	$1,245,370
Oct 21	$1,215,392	$1,239,393
Oct 22	$1,022,821	$1,045,056
Oct 23	$1,024,614	$1,048,818
Oct 24	$1,130,057	$1,159,468

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	10.29%	-0.49%	1.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	1.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.0%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-0.4%
Banks	4.8%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.9%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	85.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$261,043,816
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	87.24%
Advisory Fees - net of reimbursement & waiver, if any	$278,839

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Annual Shareholder Report - October 31, 2024

TSR-BDX-R6 (10-24)

Nationwide Bond Index Fund

Institutional Service Class: NWXOX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The objective of the Fund is to track the risk and return characteristics of the benchmark. We employ a stratified sampling approach to match the key risk characteristics of the benchmark. By matching the distribution of each statistic, we ensure that portfolio performance will track the index regardless of how the relationships among the various factors change, and that it will react to different moves in interest rates in the same proportion as the index itself.

In the 12 months ending October 31, 2024, the U.S. fixed income market experienced significant volatility driven by economic data and Federal Reserve (Fed) actions. The year began with weak economic indicators, including lower-than-expected Institute for Supply Management (ISM) manufacturing and services indices, and rising unemployment rates. This led to a cautious stance from the Fed, which initially left interest rates unchanged. As the year progressed, concerns about an economic slowdown intensified, particularly with weaker-than-expected job reports in August and September. The Fed responded with a series of rate cuts, including a notable 50 basis point reduction in September, bringing rates down to 4.75%-5%. This marked the first rate cut since March 2020 and was aimed at supporting the slowing economy. Consumer confidence fluctuated throughout the year, with the Conference Board Consumer Confidence Index showing moderate increases and declines, reflecting ongoing concerns about high prices, interest rates, and future uncertainties. The S&P Global US Composite Purchasing Managers Index indicated robust business activity growth, particularly in the service sector, which outperformed manufacturing.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Dec 16	$50,000	$50,000
Oct 17	$51,533	$51,675
Oct 18	$50,200	$50,616
Oct 19	$55,754	$56,442
Oct 20	$58,728	$59,935
Oct 21	$58,231	$59,648
Oct 22	$48,875	$50,295
Oct 23	$48,838	$50,476
Oct 24	$53,675	$55,801

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	9.90%	-0.76%	0.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.40%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	1.7%
Foreign Government Securities	1.5%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.0%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-0.4%
Banks	4.8%
Capital Markets	1.7%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Consumer Finance	0.9%
Insurance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	85.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$261,043,816
Number of Portfolio Holdings	2,104
Portfolio Turnover Rate	87.24%
Advisory Fees - net of reimbursement & waiver, if any	$278,839

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Annual Shareholder Report - October 31, 2024

TSR-BDX-IS (10-24)

Nationwide Bond Portfolio

Class R6

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the reporting period, interest rates oscillated as macroeconomic data and U.S. election expectations influenced the market's outlook on monetary policy. Despite the rarity of 50 basis point cuts outside of economic crises, the Federal Reserve remained optimistic about the U.S. economy, suggesting a soft landing is near. Later in the year, the market began to factor in the potential for a Trump administration, which could bring additional tariffs, the renewal of the Tax Cuts and Jobs Act, and deregulation, potentially leading to higher growth and inflation. Consequently, we anticipate a steepening of the U.S. forward curve. We continue to favor Agency Mortgage-Backed Securities due to strong technical support from bank demand. Additionally, we maintain a moderate overweight in Investment Grade corporate credit, supported by solid corporate fundamentals.

The Duration strategy detracted from returns, particularly due to discretionary interest rate trades in the UK and Japan. Cross-Sector positioning had a positive impact, with our overweight positions in Commercial Mortgage-Backed Securities and Corporate Credit driving outperformance. Our overweight in Collateralized Loan Obligations also contributed positively. Conversely, the credit hedge strategy, which pairs an overweight in corporate credit with an overweight in U.S. rates to guard against growth shocks, detracted from performance. Overall, Security Selection strategies outperformed, with Corporate Selection contributing the most due to our focus on the intermediate segment of the credit curve and a down-in-quality bias. Additionally, the Government/Swaps selection strategy added value through positioning for a steeper U.S. yield curve. However, Emerging Market Strategy underperformed due to an overweight position in Mexico.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Mar 21	$1,000,000	$1,000,000
Oct 21	$1,010,000	$1,005,800
Oct 22	$838,235	$848,091
Oct 23	$841,248	$851,144
Oct 24	$935,431	$940,939

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class R6 - (Inception 03/12/2021) Footnote Reference1	11.20%	-2.52%	-1.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.20%	-1.47%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	29.9%
Mortgage-Backed Securities	26.7%
U.S. Treasury Obligations	20.2%
Asset-Backed Securities	8.9%
Commercial Mortgage-Backed Securities	7.0%
Collateralized Mortgage Obligations	3.1%
Repurchase Agreements	1.0%
Foreign Government Securities	0.7%
Other assets in excess of liabilities	2.5%
Banks	4.2%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.3%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.4%
Wireless Telecommunication Services	1.3%
Aerospace & Defense	1.2%
Semiconductors & Semiconductor Equipment	1.0%
Food Products	1.0%
Software	1.0%
Other IndustriesFootnote Reference#	82.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$888,738,002
Number of Portfolio Holdings	712
Portfolio Turnover Rate	311.73%
Advisory Fees - net of reimbursement & waiver, if any	$2,317,928

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Portfolio

Annual Shareholder Report - October 31, 2024

TSR-BDP-R6 (10-24)

Nationwide Destination 2025 Fund

Class A: NWHAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$9,428	$10,000	$10,000
Oct 15	$9,442	$10,196	$10,135
Oct 16	$9,672	$10,641	$10,486
Oct 17	$11,134	$10,737	$11,830
Oct 18	$11,059	$10,517	$11,855
Oct 19	$12,187	$11,727	$13,111
Oct 20	$12,703	$12,453	$13,694
Oct 21	$15,123	$12,393	$16,152
Oct 22	$12,538	$10,450	$13,897
Oct 23	$13,030	$10,488	$14,561
Oct 24	$15,295	$11,594	$17,241

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	17.39%	4.65%	4.96%
Class A (with sales charge)Footnote Reference1	10.66%	3.42%	4.34%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2025 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2025-A (10-24)

Nationwide Destination 2025 Fund

Class R: NWHBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,986	$10,196	$10,135
Oct 16	$10,199	$10,641	$10,486
Oct 17	$11,712	$10,737	$11,830
Oct 18	$11,602	$10,517	$11,855
Oct 19	$12,756	$11,727	$13,111
Oct 20	$13,258	$12,453	$13,694
Oct 21	$15,741	$12,393	$16,152
Oct 22	$13,007	$10,450	$13,897
Oct 23	$13,478	$10,488	$14,561
Oct 24	$15,778	$11,594	$17,241

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	17.07%	4.35%	4.67%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2025 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2025-R (10-24)

Nationwide Destination 2025 Fund

Class R6: NWHIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,006,287	$1,019,559	$1,013,500
Oct 16	$1,035,367	$1,064,114	$1,048,567
Oct 17	$1,197,572	$1,073,691	$1,182,993
Oct 18	$1,195,546	$1,051,680	$1,185,478
Oct 19	$1,324,499	$1,172,729	$1,311,138
Oct 20	$1,387,041	$1,245,321	$1,369,353
Oct 21	$1,658,302	$1,239,343	$1,615,152
Oct 22	$1,380,001	$1,045,014	$1,389,677
Oct 23	$1,441,462	$1,048,776	$1,456,103
Oct 24	$1,701,281	$1,159,383	$1,724,070

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.02%	5.13%	5.46%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2025 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2025-R6 (10-24)

Nationwide Destination 2025 Fund

Institutional Service Class: NWHSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2025 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	S&P Target Date To 2025 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,140	$50,978	$50,675
Oct 16	$51,464	$53,206	$52,428
Oct 17	$59,423	$53,685	$59,150
Oct 18	$59,112	$52,584	$59,274
Oct 19	$65,363	$58,636	$65,557
Oct 20	$68,292	$62,266	$68,468
Oct 21	$81,462	$61,967	$80,758
Oct 22	$67,602	$52,251	$69,484
Oct 23	$70,411	$52,439	$72,805
Oct 24	$82,908	$57,969	$86,204

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.75%	4.87%	5.19%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date To 2025 Index	18.40%	5.63%	5.60%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	51.6%
Equity Fund	34.9%
Money Market Fund	7.9%
Alternative Assets	5.6%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.7%
Nationwide International Index Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	7.9%
Nationwide Inflation-Protected Securities Fund, Class R6	6.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	6.1%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Other Holdings	0.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$155,301,413
Number of Portfolio Holdings	11
Portfolio Turnover Rate	32.43%
Advisory Fees - net of reimbursement & waiver, if any	$205,052

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2025 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2025-IS (10-24)

Nationwide Destination 2030 Fund

Class A: NWIAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$9,425	$10,000	$10,000
Oct 15	$9,438	$9,997	$10,136
Oct 16	$9,658	$10,201	$10,484
Oct 17	$11,302	$12,568	$12,028
Oct 18	$11,218	$12,503	$12,069
Oct 19	$12,432	$14,078	$13,388
Oct 20	$12,863	$14,766	$13,926
Oct 21	$15,948	$20,270	$17,065
Oct 22	$13,008	$16,225	$14,497
Oct 23	$13,653	$17,929	$15,358
Oct 24	$16,528	$23,808	$18,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	21.06%	5.86%	5.78%
Class A (with sales charge)Footnote Reference1	14.03%	4.61%	5.15%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2030-A (10-24)

Nationwide Destination 2030 Fund

Class R: NWBIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$98	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,989	$9,997	$10,136
Oct 16	$10,194	$10,201	$10,484
Oct 17	$11,908	$12,568	$12,028
Oct 18	$11,774	$12,503	$12,069
Oct 19	$13,019	$14,078	$13,388
Oct 20	$13,445	$14,766	$13,926
Oct 21	$16,610	$20,270	$17,065
Oct 22	$13,519	$16,225	$14,497
Oct 23	$14,154	$17,929	$15,358
Oct 24	$17,092	$23,808	$18,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	20.75%	5.59%	5.51%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2030-R (10-24)

Nationwide Destination 2030 Fund

Class R6: NWIIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,100	$999,666	$1,013,600
Oct 16	$1,035,419	$1,020,139	$1,048,366
Oct 17	$1,217,416	$1,256,841	$1,202,791
Oct 18	$1,212,991	$1,250,335	$1,206,880
Oct 19	$1,351,082	$1,407,770	$1,338,792
Oct 20	$1,406,249	$1,476,578	$1,392,612
Oct 21	$1,751,157	$2,027,009	$1,706,507
Oct 22	$1,435,533	$1,622,472	$1,449,677
Oct 23	$1,513,398	$1,792,863	$1,535,788
Oct 24	$1,842,102	$2,380,757	$1,857,902

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	21.72%	6.40%	6.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2030-R6 (10-24)

Nationwide Destination 2030 Fund

Institutional Service Class: NWISX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,180	$49,983	$50,680
Oct 16	$51,467	$51,007	$52,418
Oct 17	$60,416	$62,842	$60,140
Oct 18	$60,051	$62,517	$60,344
Oct 19	$66,691	$70,389	$66,940
Oct 20	$69,252	$73,829	$69,631
Oct 21	$86,066	$101,350	$85,325
Oct 22	$70,353	$81,124	$72,484
Oct 23	$73,967	$89,643	$76,789
Oct 24	$89,782	$119,038	$92,895

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	21.38%	6.13%	6.03%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2030 Index	20.97%	6.77%	6.39%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.0%
Fixed Income Fund	38.6%
Money Market Fund	4.5%
Alternative Assets	4.0%
Other liabilities in excess of assets	-0.1%
Nationwide Bond Portfolio, Class R6	34.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	24.2%
Nationwide International Index Fund, Class R6	13.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.5%
Nationwide Amundi Strategic Income Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	2.9%
Nationwide Inflation-Protected Securities Fund, Class R6	2.9%
iShares Core MSCI Emerging Markets ETF	2.4%
Nationwide Small Cap Index Fund, Class R6	1.3%
Other Holdings	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$215,339,026
Number of Portfolio Holdings	11
Portfolio Turnover Rate	39.72%
Advisory Fees - net of reimbursement & waiver, if any	$268,841

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2030-IS (10-24)

Nationwide Destination 2035 Fund

Class A: NWLAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$70	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$9,425	$10,000	$10,000
Oct 15	$9,442	$9,997	$10,129
Oct 16	$9,659	$10,201	$10,461
Oct 17	$11,422	$12,568	$12,163
Oct 18	$11,327	$12,503	$12,216
Oct 19	$12,585	$14,078	$13,587
Oct 20	$12,930	$14,766	$14,072
Oct 21	$16,652	$20,270	$17,859
Oct 22	$13,456	$16,225	$14,986
Oct 23	$14,219	$17,929	$16,041
Oct 24	$17,590	$23,808	$19,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	23.70%	6.93%	6.44%
Class A (with sales charge)Footnote Reference1	16.62%	5.67%	5.81%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2035-A (10-24)

Nationwide Destination 2035 Fund

Class R: NWLBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$99	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,989	$9,997	$10,129
Oct 16	$10,191	$10,201	$10,461
Oct 17	$12,024	$12,568	$12,163
Oct 18	$11,892	$12,503	$12,216
Oct 19	$13,173	$14,078	$13,587
Oct 20	$13,510	$14,766	$14,072
Oct 21	$17,345	$20,270	$17,859
Oct 22	$13,979	$16,225	$14,986
Oct 23	$14,719	$17,929	$16,041
Oct 24	$18,159	$23,808	$19,833

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	23.37%	6.63%	6.15%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2035-R (10-24)

Nationwide Destination 2035 Fund

Class R6: NWLIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,324	$999,666	$1,012,900
Oct 16	$1,035,107	$1,020,139	$1,046,123
Oct 17	$1,230,707	$1,256,841	$1,216,327
Oct 18	$1,225,376	$1,250,335	$1,221,558
Oct 19	$1,368,665	$1,407,770	$1,358,738
Oct 20	$1,412,820	$1,476,578	$1,407,245
Oct 21	$1,829,717	$2,027,009	$1,785,935
Oct 22	$1,484,777	$1,622,472	$1,498,578
Oct 23	$1,574,971	$1,792,863	$1,604,078
Oct 24	$1,957,186	$2,380,757	$1,983,296

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.27%	7.42%	6.95%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2035-R6 (10-24)

Nationwide Destination 2035 Fund

Institutional Service Class: NWLSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$43	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,197	$49,983	$50,645
Oct 16	$51,461	$51,007	$52,306
Oct 17	$61,032	$62,842	$60,816
Oct 18	$60,614	$62,517	$61,078
Oct 19	$67,507	$70,389	$67,937
Oct 20	$69,559	$73,829	$70,362
Oct 21	$89,793	$101,350	$89,297
Oct 22	$72,769	$81,124	$74,929
Oct 23	$76,990	$89,643	$80,204
Oct 24	$95,424	$119,038	$99,165

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	23.94%	7.17%	6.68%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2035 Index	23.64%	7.86%	7.09%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	64.9%
Fixed Income Fund	29.9%
Alternative Assets	2.9%
Money Market Fund	2.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.3%
Nationwide Bond Portfolio, Class R6	28.1%
Nationwide International Index Fund, Class R6	15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core MSCI Emerging Markets ETF	3.3%
Nationwide Amundi Strategic Income Fund, Class R6	2.9%
Nationwide Small Cap Index Fund, Class R6	2.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	2.3%
Nationwide Inflation-Protected Securities Fund, Class R6	1.2%
Other Holdings	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$207,411,934
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.20%
Advisory Fees - net of reimbursement & waiver, if any	$255,866

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2035-IS (10-24)

Nationwide Destination 2040 Fund

Class A: NWMAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$70	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$9,421	$10,000	$10,000
Oct 15	$9,469	$9,997	$10,127
Oct 16	$9,673	$10,201	$10,454
Oct 17	$11,555	$12,568	$12,337
Oct 18	$11,488	$12,503	$12,407
Oct 19	$12,786	$14,078	$13,822
Oct 20	$13,108	$14,766	$14,213
Oct 21	$17,316	$20,270	$18,511
Oct 22	$13,897	$16,225	$15,421
Oct 23	$14,790	$17,929	$16,655
Oct 24	$18,643	$23,808	$20,971

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	26.05%	7.83%	7.06%
Class A (with sales charge)Footnote Reference1	18.87%	6.56%	6.43%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2040-A (10-24)

Nationwide Destination 2040 Fund

Class R: NWMDX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$100	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,016	$9,997	$10,127
Oct 16	$10,213	$10,201	$10,454
Oct 17	$12,160	$12,568	$12,337
Oct 18	$12,068	$12,503	$12,407
Oct 19	$13,389	$14,078	$13,822
Oct 20	$13,695	$14,766	$14,213
Oct 21	$18,037	$20,270	$18,511
Oct 22	$14,442	$16,225	$15,421
Oct 23	$15,319	$17,929	$16,655
Oct 24	$19,247	$23,808	$20,971

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	25.65%	7.53%	6.77%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2040-R (10-24)

Nationwide Destination 2040 Fund

Class R6: NWMHX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,009,097	$999,666	$1,012,700
Oct 16	$1,036,581	$1,020,139	$1,045,410
Oct 17	$1,243,440	$1,256,841	$1,233,689
Oct 18	$1,242,251	$1,250,335	$1,240,721
Oct 19	$1,391,054	$1,407,770	$1,382,163
Oct 20	$1,433,313	$1,476,578	$1,421,278
Oct 21	$1,900,615	$2,027,009	$1,851,072
Oct 22	$1,532,477	$1,622,472	$1,542,128
Oct 23	$1,637,747	$1,792,863	$1,665,499
Oct 24	$2,075,893	$2,380,757	$2,097,061

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	26.75%	8.34%	7.58%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2040-R6 (10-24)

Nationwide Destination 2040 Fund

Institutional Service Class: NWMSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 15.05%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,380	$49,983	$50,635
Oct 16	$51,573	$51,007	$52,271
Oct 17	$61,749	$62,842	$61,684
Oct 18	$61,537	$62,517	$62,036
Oct 19	$68,693	$70,389	$69,108
Oct 20	$70,609	$73,829	$71,064
Oct 21	$93,440	$101,350	$92,554
Oct 22	$75,149	$81,124	$77,106
Oct 23	$80,091	$89,643	$83,275
Oct 24	$101,180	$119,038	$104,853

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	26.33%	8.05%	7.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2040 Index	25.91%	8.70%	7.69%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	76.6%
Fixed Income Fund	20.4%
Alternative Assets	1.9%
Money Market Fund	1.1%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.5%
Nationwide Bond Portfolio, Class R6	19.5%
Nationwide International Index Fund, Class R6	18.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	5.5%
iShares Core MSCI Emerging Markets ETF	3.9%
Nationwide Small Cap Index Fund, Class R6	2.8%
Nationwide Amundi Strategic Income Fund, Class R6	2.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	1.1%
iShares 20+ Year Treasury Bond ETF	0.5%
Other Holdings	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$193,615,573
Number of Portfolio Holdings	11
Portfolio Turnover Rate	44.86%
Advisory Fees - net of reimbursement & waiver, if any	$233,363

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2040-IS (10-24)

Nationwide Destination 2045 Fund

Class A: NWNAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 5.34%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$9,428	$10,000	$10,000
Oct 15	$9,489	$9,997	$10,125
Oct 16	$9,689	$10,201	$10,447
Oct 17	$11,680	$12,568	$12,433
Oct 18	$11,613	$12,503	$12,499
Oct 19	$12,964	$14,078	$13,961
Oct 20	$13,264	$14,766	$14,271
Oct 21	$17,765	$20,270	$18,959
Oct 22	$14,208	$16,225	$15,708
Oct 23	$15,148	$17,929	$17,065
Oct 24	$19,297	$23,808	$21,829

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	27.39%	8.28%	7.43%
Class A (with sales charge)Footnote Reference1	20.06%	7.01%	6.79%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2045-A (10-24)

Nationwide Destination 2045 Fund

Class R: NWNBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$100	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 5.34%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,032	$9,997	$10,125
Oct 16	$10,214	$10,201	$10,447
Oct 17	$12,291	$12,568	$12,433
Oct 18	$12,189	$12,503	$12,499
Oct 19	$13,557	$14,078	$13,961
Oct 20	$13,840	$14,766	$14,271
Oct 21	$18,489	$20,270	$18,959
Oct 22	$14,735	$16,225	$15,708
Oct 23	$15,666	$17,929	$17,065
Oct 24	$19,913	$23,808	$21,829

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	27.11%	7.99%	7.13%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2045-R (10-24)

Nationwide Destination 2045 Fund

Class R6: NWNIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 5.34%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,010,720	$999,666	$1,012,500
Oct 16	$1,036,625	$1,020,139	$1,044,698
Oct 17	$1,257,279	$1,256,841	$1,243,294
Oct 18	$1,256,358	$1,250,335	$1,249,884
Oct 19	$1,408,439	$1,407,770	$1,396,120
Oct 20	$1,448,653	$1,476,578	$1,427,114
Oct 21	$1,949,359	$2,027,009	$1,895,921
Oct 22	$1,565,732	$1,622,472	$1,570,771
Oct 23	$1,677,843	$1,792,863	$1,706,485
Oct 24	$2,145,902	$2,380,757	$2,182,938

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	27.90%	8.79%	7.93%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2045-R6 (10-24)

Nationwide Destination 2045 Fund

Institutional Service Class: NWNSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 5.34%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,419	$49,983	$50,625
Oct 16	$51,592	$51,007	$52,235
Oct 17	$62,381	$62,842	$62,165
Oct 18	$62,181	$62,517	$62,494
Oct 19	$69,530	$70,389	$69,806
Oct 20	$71,310	$73,829	$71,356
Oct 21	$95,754	$101,350	$94,796
Oct 22	$76,679	$81,124	$78,539
Oct 23	$82,009	$89,643	$85,324
Oct 24	$104,613	$119,038	$109,147

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	27.56%	8.51%	7.66%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2045 Index	27.92%	9.35%	8.12%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.4%
Fixed Income Fund	15.1%
Alternative Assets	1.0%
Other assets in excess of liabilities	0.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	35.6%
Nationwide International Index Fund, Class R6	20.0%
Nationwide Bond Portfolio, Class R6	14.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.1%
Nationwide Mid Cap Market Index Fund, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.2%
Nationwide Small Cap Index Fund, Class R6	2.9%
Nationwide Amundi Strategic Income Fund, Class R6	1.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$171,318,823
Number of Portfolio Holdings	10
Portfolio Turnover Rate	46.67%
Advisory Fees - net of reimbursement & waiver, if any	$211,284

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2045-IS (10-24)

Nationwide Destination 2050 Fund

Class A: NWOAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 33.80%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,492	$9,997	$10,123
Oct 16	$9,698	$10,201	$10,440
Oct 17	$11,718	$12,568	$12,507
Oct 18	$11,664	$12,503	$12,574
Oct 19	$13,014	$14,078	$14,041
Oct 20	$13,282	$14,766	$14,399
Oct 21	$17,928	$20,270	$19,291
Oct 22	$14,306	$16,225	$15,946
Oct 23	$15,273	$17,929	$17,369
Oct 24	$19,584	$23,808	$22,431

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	28.23%	8.52%	7.59%
Class A (with sales charge)Footnote Reference1	20.86%	7.23%	6.95%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2050-A (10-24)

Nationwide Destination 2050 Fund

Class R: NWOBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 33.80%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,032	$9,997	$10,123
Oct 16	$10,222	$10,201	$10,440
Oct 17	$12,339	$12,568	$12,507
Oct 18	$12,238	$12,503	$12,574
Oct 19	$13,625	$14,078	$14,041
Oct 20	$13,874	$14,766	$14,399
Oct 21	$18,671	$20,270	$19,291
Oct 22	$14,859	$16,225	$15,946
Oct 23	$15,828	$17,929	$17,369
Oct 24	$20,232	$23,808	$22,431

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	27.82%	8.23%	7.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2050-R (10-24)

Nationwide Destination 2050 Fund

Class R6: NWOIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 33.80%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,011,900	$999,666	$1,012,300
Oct 16	$1,038,660	$1,020,139	$1,043,985
Oct 17	$1,262,668	$1,256,841	$1,250,694
Oct 18	$1,263,136	$1,250,335	$1,257,448
Oct 19	$1,414,353	$1,407,770	$1,404,066
Oct 20	$1,451,928	$1,476,578	$1,439,870
Oct 21	$1,968,658	$2,027,009	$1,929,138
Oct 22	$1,579,618	$1,622,472	$1,594,625
Oct 23	$1,695,964	$1,792,863	$1,736,866
Oct 24	$2,184,077	$2,380,757	$2,243,137

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	28.78%	9.08%	8.13%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2050-R6 (10-24)

Nationwide Destination 2050 Fund

Institutional Service Class: NWOSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Amundi Strategic Income Fund which registered 33.80%, 15.05%, and 12.55% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,478	$49,983	$50,615
Oct 16	$51,627	$51,007	$52,199
Oct 17	$62,649	$62,842	$62,535
Oct 18	$62,443	$62,517	$62,872
Oct 19	$69,847	$70,389	$70,203
Oct 20	$71,544	$73,829	$71,993
Oct 21	$96,723	$101,350	$96,457
Oct 22	$77,413	$81,124	$79,731
Oct 23	$82,843	$89,643	$86,843
Oct 24	$106,411	$119,038	$112,157

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.45%	8.78%	7.85%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2050 Index	29.15%	9.83%	8.41%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.1%
Fixed Income Fund	12.7%
Other assets in excess of liabilities	0.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.9%
Nationwide Bond Portfolio, Class R6	12.1%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$174,748,644
Number of Portfolio Holdings	9
Portfolio Turnover Rate	45.69%
Advisory Fees - net of reimbursement & waiver, if any	$207,410

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2050-IS (10-24)

Nationwide Destination 2055 Fund

Class A: NTDAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$9,496	$9,997	$10,126
Oct 16	$9,697	$10,201	$10,437
Oct 17	$11,766	$12,568	$12,571
Oct 18	$11,711	$12,503	$12,643
Oct 19	$13,052	$14,078	$14,121
Oct 20	$13,302	$14,766	$14,402
Oct 21	$18,043	$20,270	$19,404
Oct 22	$14,406	$16,225	$16,031
Oct 23	$15,406	$17,929	$17,461
Oct 24	$19,786	$23,808	$22,547

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	28.43%	8.68%	7.70%
Class A (with sales charge)Footnote Reference1	21.01%	7.39%	7.06%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2055-A (10-24)

Nationwide Destination 2055 Fund

Class R: NTDTX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,042	$9,997	$10,126
Oct 16	$10,224	$10,201	$10,437
Oct 17	$12,376	$12,568	$12,571
Oct 18	$12,281	$12,503	$12,643
Oct 19	$13,659	$14,078	$14,121
Oct 20	$13,884	$14,766	$14,402
Oct 21	$18,790	$20,270	$19,404
Oct 22	$14,958	$16,225	$16,031
Oct 23	$15,962	$17,929	$17,461
Oct 24	$20,440	$23,808	$22,547

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	28.05%	8.40%	7.41%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2055-R (10-24)

Nationwide Destination 2055 Fund

Class R6: NTDIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,011,671	$999,666	$1,012,600
Oct 16	$1,037,663	$1,020,139	$1,043,687
Oct 17	$1,265,266	$1,256,841	$1,257,121
Oct 18	$1,265,493	$1,250,335	$1,264,286
Oct 19	$1,417,707	$1,407,770	$1,412,081
Oct 20	$1,452,735	$1,476,578	$1,440,182
Oct 21	$1,980,495	$2,027,009	$1,940,357
Oct 22	$1,588,319	$1,622,472	$1,603,123
Oct 23	$1,706,942	$1,792,863	$1,746,122
Oct 24	$2,202,983	$2,380,757	$2,254,744

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	29.06%	9.22%	8.22%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2055-R6 (10-24)

Nationwide Destination 2055 Fund

Institutional Service Class: NTDSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,461	$49,983	$50,630
Oct 16	$51,631	$51,007	$52,184
Oct 17	$62,818	$62,842	$62,856
Oct 18	$62,676	$62,517	$63,214
Oct 19	$70,047	$70,389	$70,604
Oct 20	$71,556	$73,829	$72,009
Oct 21	$97,327	$101,350	$97,018
Oct 22	$77,882	$81,124	$80,156
Oct 23	$83,497	$89,643	$87,306
Oct 24	$107,480	$119,038	$112,737

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.72%	8.94%	7.95%
MSCI All Country World Index	32.79%	11.08%	9.06%
S&P Target Date To 2055 Index	29.13%	9.81%	8.47%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.2%
Fixed Income Fund	10.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.7%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.1%
Nationwide Bond Portfolio, Class R6	10.2%
Nationwide Mid Cap Market Index Fund, Class R6	7.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares 20+ Year Treasury Bond ETF	0.6%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$116,818,442
Number of Portfolio Holdings	8
Portfolio Turnover Rate	45.89%
Advisory Fees - net of reimbursement & waiver, if any	$138,365

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2055-IS (10-24)

Nationwide Destination 2060 Fund

Class A: NWWRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$9,425	$10,000	$10,000
Oct 15	$9,401	$9,997	$9,948
Oct 16	$9,600	$10,201	$10,259
Oct 17	$11,646	$12,568	$12,423
Oct 18	$11,597	$12,503	$12,499
Oct 19	$12,924	$14,078	$13,985
Oct 20	$13,173	$14,766	$14,361
Oct 21	$17,931	$20,270	$19,382
Oct 22	$14,306	$16,225	$16,006
Oct 23	$15,309	$17,929	$17,441
Oct 24	$19,698	$23,808	$22,570

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 11/28/2014)	28.67%	8.79%	7.71%
Class A (with sales charge)Footnote Reference1	21.32%	7.51%	7.07%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2060-A (10-24)

Nationwide Destination 2060 Fund

Class R: NWWTX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$10,000	$10,000	$10,000
Oct 15	$9,946	$9,997	$9,948
Oct 16	$10,149	$10,201	$10,259
Oct 17	$12,283	$12,568	$12,423
Oct 18	$12,202	$12,503	$12,499
Oct 19	$13,571	$14,078	$13,985
Oct 20	$13,779	$14,766	$14,361
Oct 21	$18,718	$20,270	$19,382
Oct 22	$14,904	$16,225	$16,006
Oct 23	$15,903	$17,929	$17,441
Oct 24	$20,423	$23,808	$22,570

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R - (Inception 11/28/2014) Footnote Reference1	28.42%	8.52%	7.46%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2060-R (10-24)

Nationwide Destination 2060 Fund

Class R6: NWWUX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,000,308	$999,666	$994,800
Oct 16	$1,025,327	$1,020,139	$1,025,937
Oct 17	$1,251,109	$1,256,841	$1,242,307
Oct 18	$1,251,596	$1,250,335	$1,249,885
Oct 19	$1,402,601	$1,407,770	$1,398,497
Oct 20	$1,434,734	$1,476,578	$1,436,116
Oct 21	$1,963,970	$2,027,009	$1,938,183
Oct 22	$1,575,744	$1,622,472	$1,600,551
Oct 23	$1,692,696	$1,792,863	$1,744,121
Oct 24	$2,191,144	$2,380,757	$2,256,960

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 11/28/2014) Footnote Reference1,Footnote Reference2	29.35%Footnote Reference*	9.33%	8.23%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2060-R6 (10-24)

Nationwide Destination 2060 Fund

Institutional Service Class: NWWVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2060+ Index
Nov 14	$50,000	$50,000	$50,000
Oct 15	$49,954	$49,983	$49,740
Oct 16	$51,162	$51,007	$51,297
Oct 17	$62,223	$62,842	$62,115
Oct 18	$62,097	$62,517	$62,494
Oct 19	$69,427	$70,389	$69,925
Oct 20	$70,870	$73,829	$71,806
Oct 21	$96,690	$101,350	$96,909
Oct 22	$77,423	$81,124	$80,028
Oct 23	$82,949	$89,643	$87,206
Oct 24	$107,068	$119,038	$112,848

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 11/28/2014) Footnote Reference1	29.08%	9.05%	7.98%
MSCI All Country World Index	32.79%	11.08%	8.91%
S&P Target Date To 2060+ Index	29.40%	10.04%	8.55%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.3%
Fixed Income Fund	9.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.9%
Nationwide International Index Fund, Class R6	21.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	9.3%
Nationwide Mid Cap Market Index Fund, Class R6	7.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares 20+ Year Treasury Bond ETF	0.4%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$56,822,073
Number of Portfolio Holdings	8
Portfolio Turnover Rate	49.06%
Advisory Fees - net of reimbursement & waiver, if any	$65,492

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2060-IS (10-24)

Nationwide Destination 2065 Fund

Class A: NWAQX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$73	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$9,425	$10,000	$10,000
Oct 20	$9,931	$10,001	$9,877
Oct 21	$13,599	$13,729	$10,560
Oct 22	$10,871	$10,989	$10,038
Oct 23	$11,629	$12,143	$10,918
Oct 24	$14,986	$16,125	$14,216

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class A - (Inception 02/28/2020)	28.87%	3.29%	10.43%
Class A (with sales charge)Footnote Reference1	21.51%	1.27%	9.04%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2065-A (10-24)

Nationwide Destination 2065 Fund

Class R: NWARX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$10,000	$10,000	$10,000
Oct 20	$10,527	$10,001	$9,877
Oct 21	$14,354	$13,729	$10,560
Oct 22	$11,438	$10,989	$10,038
Oct 23	$12,211	$12,143	$10,918
Oct 24	$15,700	$16,125	$14,216

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class R - (Inception 02/28/2020) Footnote Reference1	28.57%	3.03%	10.13%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2065-R (10-24)

Nationwide Destination 2065 Fund

Class R6: NWASX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$1,000,000	$1,000,000	$1,000,000
Oct 20	$1,056,985	$1,000,100	$987,700
Oct 21	$1,453,290	$1,372,912	$1,056,049
Oct 22	$1,167,137	$1,098,915	$1,003,774
Oct 23	$1,254,691	$1,214,323	$1,091,805
Oct 24	$1,625,147	$1,612,508	$1,421,599

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class R6 - (Inception 02/28/2020) Footnote Reference1	29.53%	3.80%	10.95%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2065-R6 (10-24)

Nationwide Destination 2065 Fund

Institutional Service Class: NWATX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$44	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to the Fund returns were the Nationwide Small Cap Index Fund, the iShares 20+ Year Treasury Bond ETF, and the Nationwide Bond Portfolio which registered 33.80%, 15.05%, and 11.20% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 21.70%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$50,000	$50,000	$50,000
Oct 20	$52,775	$50,005	$49,385
Oct 21	$72,404	$68,646	$52,802
Oct 22	$57,995	$54,946	$50,189
Oct 23	$62,185	$60,716	$54,590
Oct 24	$80,378	$80,625	$71,080

Average Annual Total Returns

	1 Year	3 Year	Since inception
Institutional Service Class - (Inception 02/28/2020) Footnote Reference1	29.26%	3.54%	10.69%
MSCI All Country World Index	32.79%	5.51%	12.35%
S&P Target Date To 2065+ Index	30.21%	5.56%	11.59%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	8.8%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.1%
Nationwide International Index Fund, Class R6	21.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	15.3%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.3%
iShares 20+ Year Treasury Bond ETF	0.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$9,954,209
Number of Portfolio Holdings	8
Portfolio Turnover Rate	57.31%
Advisory Fees - net of reimbursement & waiver, if any	$10,372

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-2065-IS (10-24)

Nationwide Destination Retirement Fund

Class A: NWEAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,483	$10,196	$10,134
Oct 16	$9,739	$10,641	$10,495
Oct 17	$10,821	$10,737	$11,255
Oct 18	$10,749	$10,517	$11,247
Oct 19	$11,729	$11,727	$12,361
Oct 20	$12,337	$12,453	$12,984
Oct 21	$13,991	$12,393	$14,346
Oct 22	$11,766	$10,450	$12,473
Oct 23	$12,168	$10,488	$12,935
Oct 24	$14,193	$11,594	$15,075

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	16.65%	3.89%	4.18%
Class A (with sales charge)Footnote Reference1	9.94%	2.67%	3.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-RF-A (10-24)

Nationwide Destination Retirement Fund

Class R: NWEBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $10,000  Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,036	$10,196	$10,134
Oct 16	$10,266	$10,641	$10,495
Oct 17	$11,379	$10,737	$11,255
Oct 18	$11,275	$10,517	$11,247
Oct 19	$12,271	$11,727	$12,361
Oct 20	$12,869	$12,453	$12,984
Oct 21	$14,547	$12,393	$14,346
Oct 22	$12,200	$10,450	$12,473
Oct 23	$12,578	$10,488	$12,935
Oct 24	$14,628	$11,594	$15,075

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	16.29%	3.58%	3.88%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-RF-R (10-24)

Nationwide Destination Retirement Fund

Class R6: NWEIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,010,445	$1,019,559	$1,013,400
Oct 16	$1,042,745	$1,064,114	$1,049,477
Oct 17	$1,163,768	$1,073,691	$1,125,459
Oct 18	$1,162,043	$1,051,680	$1,124,671
Oct 19	$1,273,656	$1,172,729	$1,236,126
Oct 20	$1,345,705	$1,245,321	$1,298,427
Oct 21	$1,532,648	$1,239,343	$1,434,632
Oct 22	$1,295,812	$1,045,014	$1,247,269
Oct 23	$1,345,724	$1,048,776	$1,293,543
Oct 24	$1,576,133	$1,159,383	$1,507,523

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	17.12%	4.35%	4.65%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-RF-R6 (10-24)

Nationwide Destination Retirement Fund

Institutional Service Class: NWESX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target date fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest three detractors to Fund returns were the Fidelity Investment Money Market Government Portfolio, the iShares Core MSCI Emerging Markets ETF, and the Nationwide Inflation-Protected Securities Fund which registered 5.34%, 23.84%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

During Q2 2024, the portfolio management team liquidated the Nationwide Multi-Cap Portfolio as a number of manager- and strategy-specific factors came together to make a compelling case to transition away from the Nationwide Multi-Cap Portfolio toward other, higher-conviction strategies. Assets from the Nationwide Multi-Cap Portfolio went to the Nationwide Fundamental All Cap Equity Portfolio.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,395	$50,978	$50,670
Oct 16	$51,869	$53,206	$52,474
Oct 17	$57,754	$53,685	$56,273
Oct 18	$57,522	$52,584	$56,234
Oct 19	$62,898	$58,636	$61,806
Oct 20	$66,294	$62,266	$64,921
Oct 21	$75,339	$61,967	$71,732
Oct 22	$63,505	$52,251	$62,363
Oct 23	$65,837	$52,439	$64,677
Oct 24	$76,833	$57,969	$75,376

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	16.70%	4.08%	4.39%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P Target Date Retirement Income Index	16.54%	4.05%	4.19%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	52.3%
Equity Fund	33.9%
Money Market Fund	8.1%
Alternative Assets	5.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Bond Portfolio, Class R6	44.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	8.5%
Fidelity Investments Money Market Government Portfolio - Institutional Class	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.9%
Nationwide Amundi Strategic Income Fund, Class R6	5.7%
Nationwide Mid Cap Market Index Fund, Class R6	1.8%
iShares Core MSCI Emerging Markets ETF	1.5%
iShares 20+ Year Treasury Bond ETF	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$99,503,873
Number of Portfolio Holdings	10
Portfolio Turnover Rate	27.87%
Advisory Fees - net of reimbursement & waiver, if any	$132,181

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2024

TSR-TD-RF-IS (10-24)

Nationwide Fund

Class A: NWFAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$102	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States (U.S.) equities posted positive returns during the trailing twelve-month period ending October 31, 2024, with the S&P 500 surging to a record high driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest rate cut of 50 basis points in September to generate a soft landing for the economy.

Furthermore, markets were kept on edge towards the end of the period due to the extremely close presidential race between Vice President Kamala Harris and former President Donald Trump.

The portfolio underperformed the S&P 500® Index during the period. The portfolio’s relative underperformance was driven by challenging stock selection in the Information Technology, Consumer Staples, and Health Care sectors. This was partially offset by stronger stock selection in the Communication Services, Industrials, and Energy sectors.

Top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Broadcom (Information Technology), and an overweight position in Adobe (Information Technology).

Top contributors to relative performance during the period included an overweight position in KKR (Financials) and out-of-benchmark positions in Shopify (Information Technology) and Ares Management (Financials).

Investors continue to navigate a complex landscape marked by policy actions, geopolitical tension, and mixed earnings reports. Our Global Industry Analysts remain focused on identifying investment opportunities across industries and markets and vigilant in assessing potential risks.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Oct 14	$9,424	$10,000
Oct 15	$9,771	$10,520
Oct 16	$10,093	$10,994
Oct 17	$12,508	$13,592
Oct 18	$12,992	$14,591
Oct 19	$14,799	$16,682
Oct 20	$16,728	$18,302
Oct 21	$23,307	$26,156
Oct 22	$19,319	$22,334
Oct 23	$21,130	$24,599
Oct 24	$28,537	$33,951

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	35.05%	14.03%	11.72%
Class A (with sales charge)Footnote Reference1	27.30%	12.69%	11.06%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2024

TSR-NAT-A  (10-24)

Nationwide Fund

Class R: GNWRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$137	1.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States (U.S.) equities posted positive returns during the trailing twelve-month period ending October 31, 2024, with the S&P 500 surging to a record high driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest rate cut of 50 basis points in September to generate a soft landing for the economy.

Furthermore, markets were kept on edge towards the end of the period due to the extremely close presidential race between Vice President Kamala Harris and former President Donald Trump.

The portfolio underperformed the S&P 500® Index during the period. The portfolio’s relative underperformance was driven by challenging stock selection in the Information Technology, Consumer Staples, and Health Care sectors. This was partially offset by stronger stock selection in the Communication Services, Industrials, and Energy sectors.

Top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Broadcom (Information Technology), and an overweight position in Adobe (Information Technology).

Top contributors to relative performance during the period included an overweight position in KKR (Financials) and out-of-benchmark positions in Shopify (Information Technology) and Ares Management (Financials).

Investors continue to navigate a complex landscape marked by policy actions, geopolitical tension, and mixed earnings reports. Our Global Industry Analysts remain focused on identifying investment opportunities across industries and markets and vigilant in assessing potential risks.

Total Return Based on a $10,000  Investment

	Class R	S&P 500® Index
Oct 14	$10,000	$10,000
Oct 15	$10,319	$10,520
Oct 16	$10,614	$10,994
Oct 17	$13,095	$13,592
Oct 18	$13,561	$14,591
Oct 19	$15,364	$16,682
Oct 20	$17,285	$18,302
Oct 21	$24,020	$26,156
Oct 22	$19,851	$22,334
Oct 23	$21,656	$24,599
Oct 24	$29,159	$33,951

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	34.71%Footnote Reference*	13.67%	11.30%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2024

TSR-NAT-R (10-24)

Nationwide Fund

Class R6: NWABX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$63	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States (U.S.) equities posted positive returns during the trailing twelve-month period ending October 31, 2024, with the S&P 500 surging to a record high driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest rate cut of 50 basis points in September to generate a soft landing for the economy.

Furthermore, markets were kept on edge towards the end of the period due to the extremely close presidential race between Vice President Kamala Harris and former President Donald Trump.

The portfolio underperformed the S&P 500® Index during the period. The portfolio’s relative underperformance was driven by challenging stock selection in the Information Technology, Consumer Staples, and Health Care sectors. This was partially offset by stronger stock selection in the Communication Services, Industrials, and Energy sectors.

Top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Broadcom (Information Technology), and an overweight position in Adobe (Information Technology).

Top contributors to relative performance during the period included an overweight position in KKR (Financials) and out-of-benchmark positions in Shopify (Information Technology) and Ares Management (Financials).

Investors continue to navigate a complex landscape marked by policy actions, geopolitical tension, and mixed earnings reports. Our Global Industry Analysts remain focused on identifying investment opportunities across industries and markets and vigilant in assessing potential risks.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Apr 18	$1,000,000	$1,000,000
Oct 18	$1,009,996	$1,037,900
Oct 19	$1,154,077	$1,186,631
Oct 20	$1,308,290	$1,301,853
Oct 21	$1,828,926	$1,860,478
Oct 22	$1,520,716	$1,588,662
Oct 23	$1,668,840	$1,749,753
Oct 24	$2,261,136	$2,414,957

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 04/10/2018) Footnote Reference1	35.49%	14.40%	13.25%
S&P 500 ® Index	38.02%	15.27%	14.27%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2024

TSR-NAT-R6  (10-24)

Nationwide Fund

Institutional Service Class: MUIFX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$73	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States (U.S.) equities posted positive returns during the trailing twelve-month period ending October 31, 2024, with the S&P 500 surging to a record high driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest rate cut of 50 basis points in September to generate a soft landing for the economy.

Furthermore, markets were kept on edge towards the end of the period due to the extremely close presidential race between Vice President Kamala Harris and former President Donald Trump.

The portfolio underperformed the S&P 500® Index during the period. The portfolio’s relative underperformance was driven by challenging stock selection in the Information Technology, Consumer Staples, and Health Care sectors. This was partially offset by stronger stock selection in the Communication Services, Industrials, and Energy sectors.

Top detractors from relative performance during the period included underweight positions in NVIDIA (Information Technology) and Broadcom (Information Technology), and an overweight position in Adobe (Information Technology).

Top contributors to relative performance during the period included an overweight position in KKR (Financials) and out-of-benchmark positions in Shopify (Information Technology) and Ares Management (Financials).

Investors continue to navigate a complex landscape marked by policy actions, geopolitical tension, and mixed earnings reports. Our Global Industry Analysts remain focused on identifying investment opportunities across industries and markets and vigilant in assessing potential risks.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Oct 14	$50,000	$50,000
Oct 15	$51,965	$52,600
Oct 16	$53,792	$54,972
Oct 17	$66,819	$67,962
Oct 18	$69,637	$72,957
Oct 19	$79,477	$83,412
Oct 20	$90,025	$91,511
Oct 21	$125,724	$130,779
Oct 22	$104,480	$111,672
Oct 23	$114,582	$122,995
Oct 24	$155,127	$169,755

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	35.38%	14.31%	11.99%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.0%
Repurchase Agreements	0.8%
Other liabilities in excess of assets	-0.8%
Semiconductors & Semiconductor Equipment	11.7%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.2%
Broadline Retail	5.3%
Interactive Media & Services	5.3%
Financial Services	4.3%
Oil, Gas & Consumable Fuels	4.3%
Capital Markets	4.2%
Pharmaceuticals	4.0%
Health Care Providers & Services	3.1%
Other IndustriesFootnote Reference#	41.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,701,774,222
Number of Portfolio Holdings	136
Portfolio Turnover Rate	83.61%
Advisory Fees - net of reimbursement & waiver, if any	$7,803,697

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2024

TSR-NAT-IS (10-24)

Nationwide Fundamental All Cap Equity Portfolio

Class R6

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, the market thrived in a robust economic environment, driven by a rate-cutting cycle and election dynamics. While several sectors capitalized on these favorable conditions, others faced challenges, underscoring the complexity of the economic landscape.

U.S. equity markets experienced volatility but overall gains as inflation eased and the Federal Reserve began cutting interest rates. Investor sentiment was further boosted by optimism about an economic soft landing, favorable corporate earnings, improved market breadth, and increased demand for Artificial Intelligence (AI).

The Fund's holdings in Information Technology and Industrials sectors were the top contributors to relative performance, driven by strong stock selection. Conversely, holdings in Health Care and Consumer Discretionary sectors detracted from performance.

The Fund employed a sector-neutral strategy, maintaining a diversified approach throughout the year.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index
Jul 23	$1,000,000	$1,000,000
Oct 23	$927,796	$941,800
Oct 24	$1,257,366	$1,298,365

Average Annual Total Returns

	1 Year	Since inception
Class R6 - (Inception 07/21/2023) Footnote Reference1	35.52%	19.60%
Russell 3000® Index	37.86%	20.41%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.0%
Exchange Traded Funds	2.8%
Other assets in excess of liabilities	1.2%
Semiconductors & Semiconductor Equipment	10.2%
Software	10.2%
Technology Hardware, Storage & Peripherals	6.5%
Interactive Media & Services	5.6%
Banks	4.4%
Financial Services	4.0%
Insurance	3.2%
Broadline Retail	3.1%
Oil, Gas & Consumable Fuels	2.8%
Biotechnology	2.8%
Other Industries	47.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$3,257,346,608
Number of Portfolio Holdings	1,674
Portfolio Turnover Rate	58.06%
Advisory Fees - net of reimbursement & waiver, if any	$3,924,269

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fundamental All Cap Equity Portfolio

Annual Shareholder Report - October 31, 2024

TSR-FACE-R6 (10-24)

Nationwide Geneva Mid Cap Growth Fund

Class A: NWHVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$125	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Absolute performance was very strong, but the Fund underperformed the benchmark due to low-quality factor strength and a run-up in artificial intelligence related technology names. Within the broader U.S. equity market, low-quality companies (those rated B or worse) outperformed high-quality companies (those rated B+ or better) by 8.20% for the period. Within the Russell Midcap Growth Index, there were similar low-quality headwinds as we observed the outperformance of non-earners and high-debt-to-cap companies.

At the industry level, the top detracting sectors were consumer discretionary and health care. Within the consumer discretionary industry, the underperformance was mostly driven by what the Fund did not hold rather than what it did hold. Most of the strong performers in the Index were restaurants, hotels and leisure, or apparel companies, and these are businesses the Fund will typically not hold due to their cyclical exposure. Within the healthcare industry, the underperformance was due to a lack of biotechnology exposure but also stock selection within the Fund, specifically a holding in Dexcom.

We would be remiss not to mention the strong performance of a handful of names in the technology industry which have driven benchmark performance. Companies such as Palantir Technologies, CrowdStrike Holdings, and AppLovin were all up over 100% in the period as part of the risk-on market, and not having exposure to these stocks significantly detracted from performance.

Contributing to performance were industrials and consumer staples. The overweight to industrials was significant, and many of the top performers, such as Axon Enterprise, Fiserv, and HEICO, drove this solid performance. The strength in consumer staples was due to stock selection, specifically a position in Freshpet.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	Russell MidCap® Growth Index
Oct 14	$9,426	$10,000	$10,000
Oct 15	$10,453	$10,486	$10,494
Oct 16	$9,863	$10,933	$10,536
Oct 17	$12,208	$13,520	$13,302
Oct 18	$13,091	$14,464	$14,118
Oct 19	$15,080	$16,511	$16,791
Oct 20	$17,346	$18,305	$20,341
Oct 21	$25,840	$26,269	$28,361
Oct 22	$18,422	$21,967	$20,153
Oct 23	$19,077	$24,050	$20,828
Oct 24	$24,448	$33,206	$28,883

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	28.15%	10.15%	10.00%
Class A (with sales charge)Footnote Reference1	20.74%	8.85%	9.35%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreement	2.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-1.7%
Software	14.8%
Electronic Equipment, Instruments & Components	7.7%
Aerospace & Defense	7.7%
Specialty Retail	7.3%
Commercial Services & Supplies	6.5%
Health Care Equipment & Supplies	6.4%
Professional Services	6.2%
IT Services	4.9%
Financial Services	3.8%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	31.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$236,106,706
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23.32%
Advisory Fees - net of reimbursement & waiver, if any	$1,462,223

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-MCG-A (10-24)

Nationwide Geneva Mid Cap Growth Fund

Class R6: NWKAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$85	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Absolute performance was very strong, but the Fund underperformed the benchmark due to low-quality factor strength and a run-up in artificial intelligence related technology names. Within the broader U.S. equity market, low-quality companies (those rated B or worse) outperformed high-quality companies (those rated B+ or better) by 8.20% for the period. Within the Russell Midcap Growth Index, there were similar low-quality headwinds as we observed the outperformance of non-earners and high-debt-to-cap companies.

At the industry level, the top detracting sectors were consumer discretionary and health care. Within the consumer discretionary industry, the underperformance was mostly driven by what the Fund did not hold rather than what it did hold. Most of the strong performers in the Index were restaurants, hotels and leisure, or apparel companies, and these are businesses the Fund will typically not hold due to their cyclical exposure. Within the healthcare industry, the underperformance was due to a lack of biotechnology exposure but also stock selection within the Fund, specifically a holding in Dexcom.

We would be remiss not to mention the strong performance of a handful of names in the technology industry which have driven benchmark performance. Companies such as Palantir Technologies, CrowdStrike Holdings, and AppLovin were all up over 100% in the period as part of the risk-on market, and not having exposure to these stocks significantly detracted from performance.

Contributing to performance were industrials and consumer staples. The overweight to industrials was significant, and many of the top performers, such as Axon Enterprise, Fiserv, and HEICO, drove this solid performance. The strength in consumer staples was due to stock selection, specifically a position in Freshpet.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	Russell MidCap® Growth Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,113,129	$1,048,647	$1,049,400
Oct 16	$1,054,558	$1,093,272	$1,053,598
Oct 17	$1,309,836	$1,352,034	$1,330,167
Oct 18	$1,409,540	$1,446,377	$1,411,839
Oct 19	$1,629,375	$1,651,070	$1,679,100
Oct 20	$1,880,591	$1,830,473	$2,034,062
Oct 21	$2,811,660	$2,626,940	$2,836,093
Oct 22	$2,010,718	$2,196,695	$2,015,328
Oct 23	$2,088,961	$2,405,027	$2,082,841
Oct 24	$2,686,089	$3,320,593	$2,888,278

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	28.67%Footnote Reference*	10.51%	10.39%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreement	2.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-1.7%
Software	14.8%
Electronic Equipment, Instruments & Components	7.7%
Aerospace & Defense	7.7%
Specialty Retail	7.3%
Commercial Services & Supplies	6.5%
Health Care Equipment & Supplies	6.4%
Professional Services	6.2%
IT Services	4.9%
Financial Services	3.8%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	31.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$236,106,706
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23.32%
Advisory Fees - net of reimbursement & waiver, if any	$1,462,223

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-MCG-R6 (10-24)

Nationwide Geneva Mid Cap Growth Fund

Institutional Service Class: NWHYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$96	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Absolute performance was very strong, but the Fund underperformed the benchmark due to low-quality factor strength and a run-up in artificial intelligence related technology names. Within the broader U.S. equity market, low-quality companies (those rated B or worse) outperformed high-quality companies (those rated B+ or better) by 8.20% for the period. Within the Russell Midcap Growth Index, there were similar low-quality headwinds as we observed the outperformance of non-earners and high-debt-to-cap companies.

At the industry level, the top detracting sectors were consumer discretionary and health care. Within the consumer discretionary industry, the underperformance was mostly driven by what the Fund did not hold rather than what it did hold. Most of the strong performers in the Index were restaurants, hotels and leisure, or apparel companies, and these are businesses the Fund will typically not hold due to their cyclical exposure. Within the healthcare industry, the underperformance was due to a lack of biotechnology exposure but also stock selection within the Fund, specifically a holding in Dexcom.

We would be remiss not to mention the strong performance of a handful of names in the technology industry which have driven benchmark performance. Companies such as Palantir Technologies, CrowdStrike Holdings, and AppLovin were all up over 100% in the period as part of the risk-on market, and not having exposure to these stocks significantly detracted from performance.

Contributing to performance were industrials and consumer staples. The overweight to industrials was significant, and many of the top performers, such as Axon Enterprise, Fiserv, and HEICO, drove this solid performance. The strength in consumer staples was due to stock selection, specifically a position in Freshpet.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	Russell MidCap® Growth Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$55,572	$52,432	$52,470
Oct 16	$52,573	$54,664	$52,680
Oct 17	$65,209	$67,602	$66,508
Oct 18	$70,060	$72,319	$70,592
Oct 19	$80,912	$82,554	$83,955
Oct 20	$93,297	$91,524	$101,703
Oct 21	$139,241	$131,347	$141,805
Oct 22	$99,502	$109,835	$100,766
Oct 23	$103,236	$120,251	$104,142
Oct 24	$132,627	$166,030	$144,414

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.55%Footnote Reference*	10.39%	10.25%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell Midcap® Growth Index	38.67%	11.46%	11.19%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreement	2.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-1.7%
Software	14.8%
Electronic Equipment, Instruments & Components	7.7%
Aerospace & Defense	7.7%
Specialty Retail	7.3%
Commercial Services & Supplies	6.5%
Health Care Equipment & Supplies	6.4%
Professional Services	6.2%
IT Services	4.9%
Financial Services	3.8%
Capital Markets	3.7%
Other IndustriesFootnote Reference#	31.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$236,106,706
Number of Portfolio Holdings	50
Portfolio Turnover Rate	23.32%
Advisory Fees - net of reimbursement & waiver, if any	$1,462,223

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-MCG-IS (10-24)

Nationwide Geneva Small Cap Growth Fund

Class A: NWHZX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$140	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Within the broader U.S. equity market, low-quality companies (those rated B or worse) outperformed high-quality companies (those rated B+ or better) by 8.20% for the period. At the industry level, the top detracting sectors were health care and consumer staples. Within the healthcare industry, the underperformance was nearly all driven by the Fund’s underweight to biotechnology, which was up nearly 55% during the period, and the Fund was more than 11% underweight in this subsector. Also weighing on performance in the industry was the Fund’s position in Certara, which was down over 16% in the period. The weakness in the consumer staples industry was mostly a result of what was not owned in the Fund, such as Sprouts Farmers Market, which was up over 200%, but also the Fund’s position in Grocery Outlet, which underperformed the industry. Additionally, weighing on Fund’s performance were positions in Fox Factory Holding and DoubleVerify Holdings, which were the two greatest detractors from performance in the Fund. Contributing to performance at the industry level were Industrials and Basic Materials. The strong performance in Industrials was due to strong stock selection; holdings such as Fair Isaac Corp, Construction Partners, and AAON Inc were all strong performers and drove significant relative performance. The strong performance in Basic Materials was due to the Fund’s position in Balchem Corp.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$10,583	$10,449	$10,352
Oct 16	$10,601	$10,892	$10,301
Oct 17	$13,939	$13,504	$13,495
Oct 18	$15,395	$14,395	$14,052
Oct 19	$16,801	$16,337	$14,951
Oct 20	$19,421	$17,995	$16,950
Oct 21	$26,284	$25,894	$23,468
Oct 22	$20,496	$21,617	$17,361
Oct 23	$19,727	$23,429	$16,037
Oct 24	$26,289	$32,298	$21,889

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	33.26%	9.37%	10.80%
Class A (with sales charge)Footnote Reference1	25.60%	8.08%	10.15%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.0%
Exchange Traded Fund	4.8%
Repurchase Agreements	3.0%
Other assets in excess of liabilities	1.2%
Software	16.1%
Machinery	8.5%
Professional Services	7.2%
Building Products	6.1%
Health Care Equipment & Supplies	5.9%
Construction & Engineering	5.1%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Hotels, Restaurants & Leisure	3.9%
Other IndustriesFootnote Reference#	34.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,565,441,958
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21.28%
Advisory Fees - net of reimbursement & waiver, if any	$11,730,284

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-SCG- A  (10-24)

Nationwide Geneva Small Cap Growth Fund

Class R6: NWKCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$97	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Within the broader U.S. equity market, low-quality companies (those rated B or worse) outperformed high-quality companies (those rated B+ or better) by 8.20% for the period. At the industry level, the top detracting sectors were health care and consumer staples. Within the healthcare industry, the underperformance was nearly all driven by the Fund’s underweight to biotechnology, which was up nearly 55% during the period, and the Fund was more than 11% underweight in this subsector. Also weighing on performance in the industry was the Fund’s position in Certara, which was down over 16% in the period. The weakness in the consumer staples industry was mostly a result of what was not owned in the Fund, such as Sprouts Farmers Market, which was up over 200%, but also the Fund’s position in Grocery Outlet, which underperformed the industry. Additionally, weighing on Fund’s performance were positions in Fox Factory Holding and DoubleVerify Holdings, which were the two greatest detractors from performance in the Fund. Contributing to performance at the industry level were Industrials and Basic Materials. The strong performance in Industrials was due to strong stock selection; holdings such as Fair Isaac Corp, Construction Partners, and AAON Inc were all strong performers and drove significant relative performance. The strong performance in Basic Materials was due to the Fund’s position in Balchem Corp.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,127,178	$1,044,899	$1,035,200
Oct 16	$1,133,490	$1,089,235	$1,030,128
Oct 17	$1,495,807	$1,350,427	$1,349,467
Oct 18	$1,658,330	$1,439,501	$1,405,200
Oct 19	$1,816,464	$1,633,686	$1,495,133
Oct 20	$2,107,703	$1,799,473	$1,695,032
Oct 21	$2,863,135	$2,589,427	$2,346,772
Oct 22	$2,241,162	$2,161,712	$1,736,142
Oct 23	$2,164,855	$2,342,867	$1,603,674
Oct 24	$2,895,901	$3,229,763	$2,188,855

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	33.77%	9.78%	11.22%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.0%
Exchange Traded Fund	4.8%
Repurchase Agreements	3.0%
Other assets in excess of liabilities	1.2%
Software	16.1%
Machinery	8.5%
Professional Services	7.2%
Building Products	6.1%
Health Care Equipment & Supplies	5.9%
Construction & Engineering	5.1%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Hotels, Restaurants & Leisure	3.9%
Other IndustriesFootnote Reference#	34.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,565,441,958
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21.28%
Advisory Fees - net of reimbursement & waiver, if any	$11,730,284

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-SCG-R6 (10-24)

Nationwide Geneva Small Cap Growth Fund

Institutional Service Class: NWKDX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$111	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Within the broader U.S. equity market, low-quality companies (those rated B or worse) outperformed high-quality companies (those rated B+ or better) by 8.20% for the period. At the industry level, the top detracting sectors were health care and consumer staples. Within the healthcare industry, the underperformance was nearly all driven by the Fund’s underweight to biotechnology, which was up nearly 55% during the period, and the Fund was more than 11% underweight in this subsector. Also weighing on performance in the industry was the Fund’s position in Certara, which was down over 16% in the period. The weakness in the consumer staples industry was mostly a result of what was not owned in the Fund, such as Sprouts Farmers Market, which was up over 200%, but also the Fund’s position in Grocery Outlet, which underperformed the industry. Additionally, weighing on Fund’s performance were positions in Fox Factory Holding and DoubleVerify Holdings, which were the two greatest detractors from performance in the Fund. Contributing to performance at the industry level were Industrials and Basic Materials. The strong performance in Industrials was due to strong stock selection; holdings such as Fair Isaac Corp, Construction Partners, and AAON Inc were all strong performers and drove significant relative performance. The strong performance in Basic Materials was due to the Fund’s position in Balchem Corp.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$56,307	$52,245	$51,760
Oct 16	$56,559	$54,462	$51,506
Oct 17	$74,574	$67,521	$67,473
Oct 18	$82,581	$71,975	$70,260
Oct 19	$90,348	$81,684	$74,757
Oct 20	$104,709	$89,974	$84,752
Oct 21	$142,085	$129,471	$117,339
Oct 22	$111,095	$108,086	$86,807
Oct 23	$107,202	$117,143	$80,184
Oct 24	$143,212	$161,488	$109,443

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	33.59%	9.65%	11.10%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.0%
Exchange Traded Fund	4.8%
Repurchase Agreements	3.0%
Other assets in excess of liabilities	1.2%
Software	16.1%
Machinery	8.5%
Professional Services	7.2%
Building Products	6.1%
Health Care Equipment & Supplies	5.9%
Construction & Engineering	5.1%
Electronic Equipment, Instruments & Components	4.5%
Insurance	4.3%
Semiconductors & Semiconductor Equipment	3.9%
Hotels, Restaurants & Leisure	3.9%
Other IndustriesFootnote Reference#	34.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,565,441,958
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21.28%
Advisory Fees - net of reimbursement & waiver, if any	$11,730,284

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-SCG-IS (10-24)

Nationwide Global Sustainable Equity Fund

Class A: GGEAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$137	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

From a sector perspective, positive contributions came from stock selection in Consumer Staples and Industrials, along with an overweight position in Financials. Key individual contributors included Fidelity National Info Services, Ameriprise Financial, and GE Vernova. Country-wise, stock selection in France and Italy, as well as an overweight in Argentina, added the most value.

Conversely, stock selection in Information Technology was the primary detractor from relative performance, followed by Consumer Discretionary and Communication Services. Our overall positioning in the United States detracted the most, with additional slight negative effects from our positions in Ireland and Norway.

In stock selection, not owning NVIDIA Corporation was the main individual detractor, as enthusiasm for Artificial Intelligence (AI) led to a substantial increase in its data center revenues, driving a significant stock rally. Equinor was the second largest detractor, with share price weakness in the first quarter driven by lower European LNG prices and a dividend cut. Our position in Aptiv also detracted due to negative sentiment around electric vehicles (EVs) and competitive concerns regarding smart vehicle architecture.

Additionally, not owning Meta Platforms was a headwind, as their share price outperformed due to improved monetization of new ad formats and advancements in AI capabilities. Wolfspeed shares declined due to delays in ramping up 200mm wafer production, which pushed out expectations for revenue growth and margin improvement, coupled with concerns about potential erosion of their competitive advantage as Chinese manufacturers ramp up capacity.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	MSCI World Index® Free
Oct 14	$9,424	$10,000	$10,000
Oct 15	$8,956	$9,997	$10,177
Oct 16	$8,709	$10,201	$10,297
Oct 17	$11,070	$12,568	$12,642
Oct 18	$11,236	$12,503	$12,789
Oct 19	$12,678	$14,078	$14,411
Oct 20	$13,485	$14,766	$15,040
Oct 21	$19,296	$20,270	$21,119
Oct 22	$15,439	$16,225	$17,216
Oct 23	$17,185	$17,929	$19,020
Oct 24	$21,090	$23,808	$25,426

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	22.72%	10.71%	8.39%
Class A (with sales charge)Footnote Reference1	15.65%	9.41%	7.75%
MSCI All Country World Index	32.79%	11.08%	9.06%
MSCI World Index® Free	33.68%	12.03%	9.78%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.7%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.4%
United States	73.1%
United Kingdom	7.7%
France	4.3%
Japan	2.8%
Netherlands	2.7%
Ireland	1.5%
Canada	1.3%
Norway	1.3%
Germany	1.2%
Brazil	1.0%
Other CountriesFootnote Reference#	3.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$219,755,346
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31.22%
Advisory Fees - net of reimbursement & waiver, if any	$1,657,436

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Annual Shareholder Report - October 31, 2024

TSR-GSEQ-A (10-24)

Nationwide Global Sustainable Equity Fund

Class R6: GGEIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$99	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

From a sector perspective, positive contributions came from stock selection in Consumer Staples and Industrials, along with an overweight position in Financials. Key individual contributors included Fidelity National Info Services, Ameriprise Financial, and GE Vernova. Country-wise, stock selection in France and Italy, as well as an overweight in Argentina, added the most value.

Conversely, stock selection in Information Technology was the primary detractor from relative performance, followed by Consumer Discretionary and Communication Services. Our overall positioning in the United States detracted the most, with additional slight negative effects from our positions in Ireland and Norway.

In stock selection, not owning NVIDIA Corporation was the main individual detractor, as enthusiasm for Artificial Intelligence (AI) led to a substantial increase in its data center revenues, driving a significant stock rally. Equinor was the second largest detractor, with share price weakness in the first quarter driven by lower European LNG prices and a dividend cut. Our position in Aptiv also detracted due to negative sentiment around electric vehicles (EVs) and competitive concerns regarding smart vehicle architecture.

Additionally, not owning Meta Platforms was a headwind, as their share price outperformed due to improved monetization of new ad formats and advancements in AI capabilities. Wolfspeed shares declined due to delays in ramping up 200mm wafer production, which pushed out expectations for revenue growth and margin improvement, coupled with concerns about potential erosion of their competitive advantage as Chinese manufacturers ramp up capacity.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	MSCI World Index® Free
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$954,565	$999,666	$1,017,713
Oct 16	$931,782	$1,020,139	$1,029,722
Oct 17	$1,189,700	$1,256,841	$1,264,189
Oct 18	$1,212,254	$1,250,335	$1,278,854
Oct 19	$1,372,306	$1,407,770	$1,441,140
Oct 20	$1,465,289	$1,476,578	$1,503,974
Oct 21	$2,103,516	$2,027,009	$2,111,880
Oct 22	$1,688,500	$1,622,472	$1,721,605
Oct 23	$1,885,503	$1,792,863	$1,902,029
Oct 24	$2,322,744	$2,380,757	$2,542,633

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	23.19%	11.10%	8.79%
MSCI All Country World Index	32.79%	11.08%	9.06%
MSCI World Index® Free	33.68%	12.03%	9.78%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.7%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.4%
United States	73.1%
United Kingdom	7.7%
France	4.3%
Japan	2.8%
Netherlands	2.7%
Ireland	1.5%
Canada	1.3%
Norway	1.3%
Germany	1.2%
Brazil	1.0%
Other CountriesFootnote Reference#	3.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$219,755,346
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31.22%
Advisory Fees - net of reimbursement & waiver, if any	$1,657,436

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Annual Shareholder Report - October 31, 2024

TSR-GSEQ-R6 (10-24)

Nationwide Global Sustainable Equity Fund

Institutional Service Class: GGESX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$127	1.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

From a sector perspective, positive contributions came from stock selection in Consumer Staples and Industrials, along with an overweight position in Financials. Key individual contributors included Fidelity National Info Services, Ameriprise Financial, and GE Vernova. Country-wise, stock selection in France and Italy, as well as an overweight in Argentina, added the most value.

Conversely, stock selection in Information Technology was the primary detractor from relative performance, followed by Consumer Discretionary and Communication Services. Our overall positioning in the United States detracted the most, with additional slight negative effects from our positions in Ireland and Norway.

In stock selection, not owning NVIDIA Corporation was the main individual detractor, as enthusiasm for Artificial Intelligence (AI) led to a substantial increase in its data center revenues, driving a significant stock rally. Equinor was the second largest detractor, with share price weakness in the first quarter driven by lower European LNG prices and a dividend cut. Our position in Aptiv also detracted due to negative sentiment around electric vehicles (EVs) and competitive concerns regarding smart vehicle architecture.

Additionally, not owning Meta Platforms was a headwind, as their share price outperformed due to improved monetization of new ad formats and advancements in AI capabilities. Wolfspeed shares declined due to delays in ramping up 200mm wafer production, which pushed out expectations for revenue growth and margin improvement, coupled with concerns about potential erosion of their competitive advantage as Chinese manufacturers ramp up capacity.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	MSCI World Index® Free
Oct 14	$50,000	$50,000	$50,000
Oct 15	$47,652	$49,983	$50,886
Oct 16	$46,451	$51,007	$51,486
Oct 17	$59,251	$62,842	$63,209
Oct 18	$60,355	$62,517	$63,943
Oct 19	$68,241	$70,389	$72,057
Oct 20	$72,809	$73,829	$75,199
Oct 21	$104,436	$101,350	$105,594
Oct 22	$83,781	$81,124	$86,080
Oct 23	$93,482	$89,643	$95,101
Oct 24	$114,827	$119,038	$127,132

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	22.83%	10.97%	8.67%
MSCI All Country World Index	32.79%	11.08%	9.06%
MSCI World Index® Free	33.68%	12.03%	9.78%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.7%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.4%
United States	73.1%
United Kingdom	7.7%
France	4.3%
Japan	2.8%
Netherlands	2.7%
Ireland	1.5%
Canada	1.3%
Norway	1.3%
Germany	1.2%
Brazil	1.0%
Other CountriesFootnote Reference#	3.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$219,755,346
Number of Portfolio Holdings	71
Portfolio Turnover Rate	31.22%
Advisory Fees - net of reimbursement & waiver, if any	$1,657,436

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Annual Shareholder Report - October 31, 2024

TSR-GSEQ-IS (10-24)

Nationwide Government Money Market Fund

Class R6: GMIXX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $1,000,000  Investment

	Class R6	iMoneyNet Money Fund Average™ Government All
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,000,000	$1,000,100
Oct 16	$1,000,442	$1,000,700
Oct 17	$1,003,880	$1,004,403
Oct 18	$1,016,057	$1,016,656
Oct 19	$1,035,392	$1,035,871
Oct 20	$1,040,117	$1,040,947
Oct 21	$1,040,117	$1,041,155
Oct 22	$1,047,507	$1,048,964
Oct 23	$1,094,675	$1,096,062
Oct 24	$1,149,716	$1,151,304

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1	5.03%	2.12%	1.40%
iMoneyNet Money Fund Average™ Government All	5.04%	2.13%	1.42%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	47.4%
U.S. Treasury Obligations	34.0%
U.S. Government Agency Securities	21.5%
Other liabilities in excess of assets	-2.9%
FHLB, 4.70%, 11/29/2024	2.8%
U.S. Treasury Bills, 5.19%, 11/21/2024	2.3%
U.S. Treasury Bills, 1.92%, 12/3/2024	2.3%
U.S. Treasury Notes, 4.71%, 4/30/2026	2.1%
FHLB, 4.82%, 12/10/2024	2.1%
U.S. Treasury Notes, 4.74%, 7/31/2026	1.4%
FHLB, 4.82%, 1/13/2025	1.4%
U.S. Treasury Bills, 5.20%, 11/5/2024	1.4%
U.S. Treasury Notes, 4.73%, 10/31/2025	1.1%
U.S. Treasury Bills, 5.18%, 12/5/2024	1.1%
Other HoldingsFootnote Reference#	82.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$615,986,393
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,585,854

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Annual Shareholder Report - October 31, 2024

TSR-MMKT-R6 (10-24)

Nationwide Government Money Market Fund

Investor: MIFXX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $50,000  Investment

	Investor	iMoneyNet Money Fund Average™ Government All
Oct 14	$10,000	$10,000
Oct 15	$10,000	$10,001
Oct 16	$10,000	$10,007
Oct 17	$10,023	$10,044
Oct 18	$10,136	$10,167
Oct 19	$10,323	$10,359
Oct 20	$10,366	$10,409
Oct 21	$10,366	$10,412
Oct 22	$10,434	$10,490
Oct 23	$10,893	$10,961
Oct 24	$11,430	$11,513

Average Annual Total Returns

	1 Year	5 Years	10 Years
InvestorFootnote Reference1	4.92%	2.06%	1.35%
iMoneyNet Money Fund Average™ Government All	5.04%	2.13%	1.42%
Footnote	Description
Footnote[1]	Effective September 30, 2016, Prime Shares were renamed Investor Shares.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	47.4%
U.S. Treasury Obligations	34.0%
U.S. Government Agency Securities	21.5%
Other liabilities in excess of assets	-2.9%
FHLB, 4.70%, 11/29/2024	2.8%
U.S. Treasury Bills, 5.19%, 11/21/2024	2.3%
U.S. Treasury Bills, 1.92%, 12/3/2024	2.3%
U.S. Treasury Notes, 4.71%, 4/30/2026	2.1%
FHLB, 4.82%, 12/10/2024	2.1%
U.S. Treasury Notes, 4.74%, 7/31/2026	1.4%
FHLB, 4.82%, 1/13/2025	1.4%
U.S. Treasury Bills, 5.20%, 11/5/2024	1.4%
U.S. Treasury Notes, 4.73%, 10/31/2025	1.1%
U.S. Treasury Bills, 5.18%, 12/5/2024	1.1%
Other HoldingsFootnote Reference#	82.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$615,986,393
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,585,854

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Annual Shareholder Report - October 31, 2024

TSR-MMKT-I (10-24)

Nationwide Government Money Market Fund

Service Class: NWSXX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$74	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $50,000  Investment

	Service Class	iMoneyNet Money Fund Average™ Government All
Oct 14	$50,000	$50,000
Oct 15	$50,000	$50,005
Oct 16	$50,001	$50,035
Oct 17	$50,069	$50,220
Oct 18	$50,538	$50,833
Oct 19	$51,356	$51,794
Oct 20	$51,533	$52,047
Oct 21	$51,533	$52,058
Oct 22	$51,827	$52,448
Oct 23	$54,003	$54,803
Oct 24	$56,552	$57,565

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service Class	4.72%	1.95%	1.24%
iMoneyNet Money Fund Average™ Government All	5.04%	2.13%	1.42%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Repurchase Agreements	47.4%
U.S. Treasury Obligations	34.0%
U.S. Government Agency Securities	21.5%
Other liabilities in excess of assets	-2.9%
FHLB, 4.70%, 11/29/2024	2.8%
U.S. Treasury Bills, 5.19%, 11/21/2024	2.3%
U.S. Treasury Bills, 1.92%, 12/3/2024	2.3%
U.S. Treasury Notes, 4.71%, 4/30/2026	2.1%
FHLB, 4.82%, 12/10/2024	2.1%
U.S. Treasury Notes, 4.74%, 7/31/2026	1.4%
FHLB, 4.82%, 1/13/2025	1.4%
U.S. Treasury Bills, 5.20%, 11/5/2024	1.4%
U.S. Treasury Notes, 4.73%, 10/31/2025	1.1%
U.S. Treasury Bills, 5.18%, 12/5/2024	1.1%
Other HoldingsFootnote Reference#	82.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$615,986,393
Number of Portfolio Holdings	82
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,585,854

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Annual Shareholder Report - October 31, 2024

TSR-MMKT-SVC (10-24)

Nationwide GQG US Quality Equity Fund

Class A: NWAUX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$97	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the period, the market was up broadly, with all 11 sectors of the benchmark contributing on an absolute basis. In order of magnitude, Information Technology, Communication Services, Consumer Staples, Consumer Discretionary, and Utilities were the biggest contributors to the Fund’s performance. Among the largest contributors to relative performance during the fiscal year was strong stock selection within the Information Technology, Consumer Staples, and Communication Services sectors. The sole absolute detractor to the Fund’s performance was the holdings in the Energy sector. Among the largest detractors to relative performance during the fiscal year were being overweight in Energy, being underweight in Information Technology, and being overweight in Health Care sectors.

Our investment philosophy is to own a portfolio of high-quality businesses at reasonable prices with visibility on earnings and potential headroom for growth during the next three to five years. While we focus on fundamental, bottom-up stock selection, we are also aware of the evolving macro environment as it relates to the earnings power of the companies in which we’ve invested. We are data-driven investors, and as the data shifts, we seek to adapt. This adaptability, in our view, was evidenced in the way we navigated the Fund during the fiscal year when we significantly reduced our exposure to the Information Technology sector. We reallocated the proceeds to what we consider to be more compelling risk-adjusted opportunities in the Healthcare, Financials, and Consumer Staples sectors.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Jan 21	$9,425	$10,000
Oct 21	$11,499	$12,404
Oct 22	$11,093	$10,592
Oct 23	$11,465	$11,666
Oct 24	$16,510	$16,101

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class A - (Inception 01/25/2021)	44.00%	12.82%	16.06%
Class A (with sales charge)Footnote Reference1	35.75%	10.62%	14.25%
S&P 500 ® Index	38.02%	9.08%	12.78%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Other assets in excess of liabilities	2.0%
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2024

TSR-QE-A (10-24)

Nationwide GQG US Quality Equity Fund

Class R6: NWAVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$60	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the period, the market was up broadly, with all 11 sectors of the benchmark contributing on an absolute basis. In order of magnitude, Information Technology, Communication Services, Consumer Staples, Consumer Discretionary, and Utilities were the biggest contributors to the Fund’s performance. Among the largest contributors to relative performance during the fiscal year was strong stock selection within the Information Technology, Consumer Staples, and Communication Services sectors. The sole absolute detractor to the Fund’s performance was the holdings in the Energy sector. Among the largest detractors to relative performance during the fiscal year were being overweight in Energy, being underweight in Information Technology, and being overweight in Health Care sectors.

Our investment philosophy is to own a portfolio of high-quality businesses at reasonable prices with visibility on earnings and potential headroom for growth during the next three to five years. While we focus on fundamental, bottom-up stock selection, we are also aware of the evolving macro environment as it relates to the earnings power of the companies in which we’ve invested. We are data-driven investors, and as the data shifts, we seek to adapt. This adaptability, in our view, was evidenced in the way we navigated the Fund during the fiscal year when we significantly reduced our exposure to the Information Technology sector. We reallocated the proceeds to what we consider to be more compelling risk-adjusted opportunities in the Healthcare, Financials, and Consumer Staples sectors.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Jan 21	$1,000,000	$1,000,000
Oct 21	$1,223,941	$1,240,400
Oct 22	$1,184,509	$1,059,178
Oct 23	$1,228,068	$1,166,578
Oct 24	$1,773,699	$1,610,077

Average Annual Total Returns

	1 Year	3 Year	Since inception
Class R6 - (Inception 01/25/2021) Footnote Reference1	44.43%	13.16%	16.44%
S&P 500 ® Index	38.02%	9.08%	12.78%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Other assets in excess of liabilities	2.0%
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2024

TSR-QE-R6 (10-24)

Nationwide GQG US Quality Equity Fund

Eagle Class: NWAYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$70	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the period, the market was up broadly, with all 11 sectors of the benchmark contributing on an absolute basis. In order of magnitude, Information Technology, Communication Services, Consumer Staples, Consumer Discretionary, and Utilities were the biggest contributors to the Fund’s performance. Among the largest contributors to relative performance during the fiscal year was strong stock selection within the Information Technology, Consumer Staples, and Communication Services sectors. The sole absolute detractor to the Fund’s performance was the holdings in the Energy sector. Among the largest detractors to relative performance during the fiscal year were being overweight in Energy, being underweight in Information Technology, and being overweight in Health Care sectors.

Our investment philosophy is to own a portfolio of high-quality businesses at reasonable prices with visibility on earnings and potential headroom for growth during the next three to five years. While we focus on fundamental, bottom-up stock selection, we are also aware of the evolving macro environment as it relates to the earnings power of the companies in which we’ve invested. We are data-driven investors, and as the data shifts, we seek to adapt. This adaptability, in our view, was evidenced in the way we navigated the Fund during the fiscal year when we significantly reduced our exposure to the Information Technology sector. We reallocated the proceeds to what we consider to be more compelling risk-adjusted opportunities in the Healthcare, Financials, and Consumer Staples sectors.

Total Return Based on a $50,000  Investment

	Eagle Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,163	$62,020
Oct 22	$59,197	$52,959
Oct 23	$61,320	$58,329
Oct 24	$88,461	$80,504

Average Annual Total Returns

	1 Year	3 Year	Since inception
Eagle Class - (Inception 01/25/2021) Footnote Reference1	44.26%	13.09%	16.37%
S&P 500 ® Index	38.02%	9.08%	12.78%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Other assets in excess of liabilities	2.0%
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2024

TSR-QE-E (10-24)

Nationwide GQG US Quality Equity Fund

Institutional Service Class: NWAWX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$90	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the period, the market was up broadly, with all 11 sectors of the benchmark contributing on an absolute basis. In order of magnitude, Information Technology, Communication Services, Consumer Staples, Consumer Discretionary, and Utilities were the biggest contributors to the Fund’s performance. Among the largest contributors to relative performance during the fiscal year was strong stock selection within the Information Technology, Consumer Staples, and Communication Services sectors. The sole absolute detractor to the Fund’s performance was the holdings in the Energy sector. Among the largest detractors to relative performance during the fiscal year were being overweight in Energy, being underweight in Information Technology, and being overweight in Health Care sectors.

Our investment philosophy is to own a portfolio of high-quality businesses at reasonable prices with visibility on earnings and potential headroom for growth during the next three to five years. While we focus on fundamental, bottom-up stock selection, we are also aware of the evolving macro environment as it relates to the earnings power of the companies in which we’ve invested. We are data-driven investors, and as the data shifts, we seek to adapt. This adaptability, in our view, was evidenced in the way we navigated the Fund during the fiscal year when we significantly reduced our exposure to the Information Technology sector. We reallocated the proceeds to what we consider to be more compelling risk-adjusted opportunities in the Healthcare, Financials, and Consumer Staples sectors.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,155	$62,020
Oct 22	$59,127	$52,959
Oct 23	$61,140	$58,329
Oct 24	$88,071	$80,504

Average Annual Total Returns

	1 Year	3 Year	Since inception
Institutional Service Class - (Inception 01/25/2021) Footnote Reference1	44.05%	12.93%	16.23%
S&P 500 ® Index	38.02%	9.08%	12.78%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Other assets in excess of liabilities	2.0%
Pharmaceuticals	13.9%
Tobacco	11.8%
Electric Utilities	9.3%
Health Care Providers & Services	8.2%
Software	7.3%
Interactive Media & Services	6.9%
Diversified Telecommunication Services	6.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	4.5%
Entertainment	3.4%
Other Industries	21.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$150,998,965
Number of Portfolio Holdings	34
Portfolio Turnover Rate	217.11%
Advisory Fees - net of reimbursement & waiver, if any	$425,983

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2024

TSR-QE-IS (10-24)

Nationwide Inflation-Protected Securities Fund

Class A: NIFAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$75	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Economic activity continued to expand at a solid pace in 2024. The Federal Reserve (Fed) cut rates by 50 basis points (bps) on September 18, 2024, and signaled further cuts through 2025 and into 2026 as it made progress on reducing inflation towards its 2% target and as the labor market showed preliminary signs of weakening. Commodity prices fell, credit spreads tightened, and equities outperformed. Treasury yields moved significantly lower, and the yield curve steepened, while Treasury Inflation-Protected Securities (TIPS) underperformed nominal Treasuries on moderating inflation. After experiencing significant outflows over the previous several years, TIPS Exchange Traded Funds (ETFs) and mutual funds finally saw their flows stabilize in mid-2024.

The primary detractor from performance was the Fund’s TIPS curve positioning. Specifically, the Fund was overweight longer-dated TIPS, which underperformed shorter-dated TIPS.

The Fund’s out-of-benchmark allocations to Agency Debt, Asset-Backed Securities, Non-Agency Mortgage-Backed Securities, Agency Commercial Mortgage-Backed Securities, and Collateralized Loan Obligations contributed positively to performance. The Fund also had a temporary allocation to Agency Mortgage-Backed Securities, which outperformed and added to overall performance. Finally, the Fund was slightly long duration relative to its benchmark throughout the period, which contributed to performance as yields moved significantly lower.

The Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and curve shape. The Fund was net long Treasury Futures, which contributed to performance as yields moved lower.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 14	$9,775	$10,000	$10,000
Oct 15	$9,585	$10,196	$9,858
Oct 16	$10,097	$10,641	$10,439
Oct 17	$10,037	$10,737	$10,427
Oct 18	$9,867	$10,517	$10,298
Oct 19	$10,714	$11,727	$11,221
Oct 20	$11,639	$12,453	$12,240
Oct 21	$12,314	$12,393	$13,106
Oct 22	$10,797	$10,450	$11,603
Oct 23	$10,704	$10,488	$11,519
Oct 24	$11,578	$11,594	$12,511

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	8.17%	1.56%	1.71%
Class A (with sales charge)Footnote Reference1	5.70%	1.10%	1.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	8.61%	2.20%	2.26%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	87.3%
Asset-Backed Securities	7.7%
U.S. Government Agency Security	2.8%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	0.5%
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	7.7%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.4%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.2%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.0%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.3%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.3%
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044	4.3%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.1%
Other Holdings	45.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$167,745,427
Number of Portfolio Holdings	56
Portfolio Turnover Rate	31.07%
Advisory Fees - net of reimbursement & waiver, if any	$319,638

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Annual Shareholder Report - October 31, 2024

TSR-IPS-A (10-24)

Nationwide Inflation-Protected Securities Fund

Class R6: NIFIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Economic activity continued to expand at a solid pace in 2024. The Federal Reserve (Fed) cut rates by 50 basis points (bps) on September 18, 2024, and signaled further cuts through 2025 and into 2026 as it made progress on reducing inflation towards its 2% target and as the labor market showed preliminary signs of weakening. Commodity prices fell, credit spreads tightened, and equities outperformed. Treasury yields moved significantly lower, and the yield curve steepened, while Treasury Inflation-Protected Securities (TIPS) underperformed nominal Treasuries on moderating inflation. After experiencing significant outflows over the previous several years, TIPS Exchange Traded Funds (ETFs) and mutual funds finally saw their flows stabilize in mid-2024.

The primary detractor from performance was the Fund’s TIPS curve positioning. Specifically, the Fund was overweight longer-dated TIPS, which underperformed shorter-dated TIPS.

The Fund’s out-of-benchmark allocations to Agency Debt, Asset-Backed Securities, Non-Agency Mortgage-Backed Securities, Agency Commercial Mortgage-Backed Securities, and Collateralized Loan Obligations contributed positively to performance. The Fund also had a temporary allocation to Agency Mortgage-Backed Securities, which outperformed and added to overall performance. Finally, the Fund was slightly long duration relative to its benchmark throughout the period, which contributed to performance as yields moved significantly lower.

The Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and curve shape. The Fund was net long Treasury Futures, which contributed to performance as yields moved lower.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$982,390	$1,019,559	$985,800
Oct 16	$1,037,839	$1,064,114	$1,043,864
Oct 17	$1,035,177	$1,073,691	$1,042,715
Oct 18	$1,021,211	$1,051,680	$1,029,786
Oct 19	$1,111,278	$1,172,729	$1,122,054
Oct 20	$1,210,483	$1,245,321	$1,224,049
Oct 21	$1,286,288	$1,239,343	$1,310,590
Oct 22	$1,132,845	$1,045,014	$1,160,265
Oct 23	$1,126,706	$1,048,776	$1,151,911
Oct 24	$1,224,428	$1,159,383	$1,251,091

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	8.67%	1.96%	2.05%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	8.61%	2.20%	2.26%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	87.3%
Asset-Backed Securities	7.7%
U.S. Government Agency Security	2.8%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	0.5%
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	7.7%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.4%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.2%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.0%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.3%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.3%
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044	4.3%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.1%
Other Holdings	45.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$167,745,427
Number of Portfolio Holdings	56
Portfolio Turnover Rate	31.07%
Advisory Fees - net of reimbursement & waiver, if any	$319,638

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Annual Shareholder Report - October 31, 2024

TSR-IPS-R6 (10-24)

Nationwide Inflation-Protected Securities Fund

Institutional Service Class: NWXNX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$50	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Economic activity continued to expand at a solid pace in 2024. The Federal Reserve (Fed) cut rates by 50 basis points (bps) on September 18, 2024, and signaled further cuts through 2025 and into 2026 as it made progress on reducing inflation towards its 2% target and as the labor market showed preliminary signs of weakening. Commodity prices fell, credit spreads tightened, and equities outperformed. Treasury yields moved significantly lower, and the yield curve steepened, while Treasury Inflation-Protected Securities (TIPS) underperformed nominal Treasuries on moderating inflation. After experiencing significant outflows over the previous several years, TIPS Exchange Traded Funds (ETFs) and mutual funds finally saw their flows stabilize in mid-2024.

The primary detractor from performance was the Fund’s TIPS curve positioning. Specifically, the Fund was overweight longer-dated TIPS, which underperformed shorter-dated TIPS.

The Fund’s out-of-benchmark allocations to Agency Debt, Asset-Backed Securities, Non-Agency Mortgage-Backed Securities, Agency Commercial Mortgage-Backed Securities, and Collateralized Loan Obligations contributed positively to performance. The Fund also had a temporary allocation to Agency Mortgage-Backed Securities, which outperformed and added to overall performance. Finally, the Fund was slightly long duration relative to its benchmark throughout the period, which contributed to performance as yields moved significantly lower.

The Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and curve shape. The Fund was net long Treasury Futures, which contributed to performance as yields moved lower.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Dec 16	$50,000	$50,000	$50,000
Oct 17	$50,791	$51,675	$50,920
Oct 18	$50,055	$50,616	$50,289
Oct 19	$54,408	$56,442	$54,794
Oct 20	$59,220	$59,935	$59,775
Oct 21	$62,818	$59,648	$64,001
Oct 22	$55,234	$50,295	$56,660
Oct 23	$54,851	$50,476	$56,252
Oct 24	$59,509	$55,799	$61,096

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	8.49%	1.81%	2.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.40%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	8.61%	2.20%	2.58%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	87.3%
Asset-Backed Securities	7.7%
U.S. Government Agency Security	2.8%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.8%
Other assets in excess of liabilities	0.5%
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	7.7%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.1%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	6.4%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.2%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	5.4%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.0%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.3%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.3%
U.S. Treasury Inflation Linked Bonds, 1.38%, 2/15/2044	4.3%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.1%
Other Holdings	45.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$167,745,427
Number of Portfolio Holdings	56
Portfolio Turnover Rate	31.07%
Advisory Fees - net of reimbursement & waiver, if any	$319,638

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Annual Shareholder Report - October 31, 2024

TSR-IPS-IS (10-24)

Nationwide International Index Fund

Class A: GIIAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$77	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

Developed non-U.S. markets posted positive gains in the fourth quarter of 2023. With inflation nearing targets, investors hoped the rate-hiking cycle might end, anticipating rate cuts in 2024.

Japan began the year with strong equity market performance. The Nikkei 225 Index reached all-time highs, driven by corporate governance reforms and monetary policy normalization. Increased foreign investment also benefited Japan.

European equities underperformed compared to U.S. and Japanese equities early in the year. The U.K. was in a technical recession at the end of 2023, with mixed expectations due to stubborn inflation and potential global shipping disruptions. The European Parliament elections in June showed a shift to the right, with more Euroskeptic members.

In May, the Japanese Yen hit a 38-year low against the U.S. Dollar. Increased tourism helped, but expensive energy imports complicated the weak yen’s effects. The Bank of Japan (BOJ) raised rates for the first time since 2007 in April and held them steady in June.

At the end of July, the BOJ raised its key interest rate to 0.25%, causing a global financial market sell-off. The Yen appreciated sharply, leading to a decline in Japanese stocks. The BOJ’s Tankan survey indicated stable business sentiment, and the BOJ signaled openness to further rate increases.

In the U.K., Keir Starmer became Prime Minister, bringing hopes of political stability.

From a sector perspective, financials, industrials, and information technology were the top performers, while energy, consumer staples, and consumer discretionary were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $10,000  Investment

	Class A	MSCI EAFE® Index
Oct 14	$9,421	$10,000
Oct 15	$9,254	$9,993
Oct 16	$8,965	$9,670
Oct 17	$11,042	$11,937
Oct 18	$10,200	$11,119
Oct 19	$11,268	$12,347
Oct 20	$10,487	$11,500
Oct 21	$13,970	$15,430
Oct 22	$10,697	$11,881
Oct 23	$12,252	$13,592
Oct 24	$14,857	$16,715

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	21.27%	5.69%	4.66%
Class A (with sales charge)Footnote Reference1	14.24%	4.44%	4.04%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2024

TSR-INTX-A (10-24)

Nationwide International Index Fund

Class R: GIIRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$115	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

Developed non-U.S. markets posted positive gains in the fourth quarter of 2023. With inflation nearing targets, investors hoped the rate-hiking cycle might end, anticipating rate cuts in 2024.

Japan began the year with strong equity market performance. The Nikkei 225 Index reached all-time highs, driven by corporate governance reforms and monetary policy normalization. Increased foreign investment also benefited Japan.

European equities underperformed compared to U.S. and Japanese equities early in the year. The U.K. was in a technical recession at the end of 2023, with mixed expectations due to stubborn inflation and potential global shipping disruptions. The European Parliament elections in June showed a shift to the right, with more Euroskeptic members.

In May, the Japanese Yen hit a 38-year low against the U.S. Dollar. Increased tourism helped, but expensive energy imports complicated the weak yen’s effects. The Bank of Japan (BOJ) raised rates for the first time since 2007 in April and held them steady in June.

At the end of July, the BOJ raised its key interest rate to 0.25%, causing a global financial market sell-off. The Yen appreciated sharply, leading to a decline in Japanese stocks. The BOJ’s Tankan survey indicated stable business sentiment, and the BOJ signaled openness to further rate increases.

In the U.K., Keir Starmer became Prime Minister, bringing hopes of political stability.

From a sector perspective, financials, industrials, and information technology were the top performers, while energy, consumer staples, and consumer discretionary were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $10,000  Investment

	Class R	MSCI EAFE® Index
Oct 14	$10,000	$10,000
Oct 15	$9,789	$9,993
Oct 16	$9,459	$9,670
Oct 17	$11,613	$11,937
Oct 18	$10,698	$11,119
Oct 19	$11,799	$12,347
Oct 20	$10,930	$11,500
Oct 21	$14,523	$15,430
Oct 22	$11,089	$11,881
Oct 23	$12,668	$13,592
Oct 24	$15,296	$16,715

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	20.74%	5.33%	4.34%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2024

TSR-INTX-R (10-24)

Nationwide International Index Fund

Class R6: GIXIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$33	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

Developed non-U.S. markets posted positive gains in the fourth quarter of 2023. With inflation nearing targets, investors hoped the rate-hiking cycle might end, anticipating rate cuts in 2024.

Japan began the year with strong equity market performance. The Nikkei 225 Index reached all-time highs, driven by corporate governance reforms and monetary policy normalization. Increased foreign investment also benefited Japan.

European equities underperformed compared to U.S. and Japanese equities early in the year. The U.K. was in a technical recession at the end of 2023, with mixed expectations due to stubborn inflation and potential global shipping disruptions. The European Parliament elections in June showed a shift to the right, with more Euroskeptic members.

In May, the Japanese Yen hit a 38-year low against the U.S. Dollar. Increased tourism helped, but expensive energy imports complicated the weak yen’s effects. The Bank of Japan (BOJ) raised rates for the first time since 2007 in April and held them steady in June.

At the end of July, the BOJ raised its key interest rate to 0.25%, causing a global financial market sell-off. The Yen appreciated sharply, leading to a decline in Japanese stocks. The BOJ’s Tankan survey indicated stable business sentiment, and the BOJ signaled openness to further rate increases.

In the U.K., Keir Starmer became Prime Minister, bringing hopes of political stability.

From a sector perspective, financials, industrials, and information technology were the top performers, while energy, consumer staples, and consumer discretionary were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI EAFE® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$986,402	$999,300
Oct 16	$959,637	$967,023
Oct 17	$1,185,289	$1,193,693
Oct 18	$1,099,698	$1,111,925
Oct 19	$1,220,863	$1,234,681
Oct 20	$1,141,340	$1,149,982
Oct 21	$1,525,912	$1,543,046
Oct 22	$1,174,460	$1,188,145
Oct 23	$1,350,010	$1,359,238
Oct 24	$1,642,940	$1,671,455

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	21.70%	6.12%	5.09%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2024

TSR-INTX-R6 (10-24)

Nationwide International Index Fund

Institutional Service Class: NWXPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$60	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

Developed non-U.S. markets posted positive gains in the fourth quarter of 2023. With inflation nearing targets, investors hoped the rate-hiking cycle might end, anticipating rate cuts in 2024.

Japan began the year with strong equity market performance. The Nikkei 225 Index reached all-time highs, driven by corporate governance reforms and monetary policy normalization. Increased foreign investment also benefited Japan.

European equities underperformed compared to U.S. and Japanese equities early in the year. The U.K. was in a technical recession at the end of 2023, with mixed expectations due to stubborn inflation and potential global shipping disruptions. The European Parliament elections in June showed a shift to the right, with more Euroskeptic members.

In May, the Japanese Yen hit a 38-year low against the U.S. Dollar. Increased tourism helped, but expensive energy imports complicated the weak yen’s effects. The Bank of Japan (BOJ) raised rates for the first time since 2007 in April and held them steady in June.

At the end of July, the BOJ raised its key interest rate to 0.25%, causing a global financial market sell-off. The Yen appreciated sharply, leading to a decline in Japanese stocks. The BOJ’s Tankan survey indicated stable business sentiment, and the BOJ signaled openness to further rate increases.

In the U.K., Keir Starmer became Prime Minister, bringing hopes of political stability.

From a sector perspective, financials, industrials, and information technology were the top performers, while energy, consumer staples, and consumer discretionary were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI EAFE® Index
Dec 16	$50,000	$50,000
Oct 17	$61,985	$62,975
Oct 18	$57,400	$58,661
Oct 19	$63,590	$65,137
Oct 20	$59,345	$60,669
Oct 21	$79,155	$81,406
Oct 22	$60,719	$62,682
Oct 23	$69,713	$71,709
Oct 24	$84,654	$88,180

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	21.43%	5.89%	6.89%
MSCI EAFE® Index	22.97%	6.24%	7.38%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	1.9%
Other liabilities in excess of assets	-0.3%
Japan	21.9%
United Kingdom	10.8%
France	9.3%
United States	9.0%
Germany	8.9%
Australia	7.5%
Switzerland	6.2%
Netherlands	4.0%
Denmark	3.3%
Sweden	3.2%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,003,931,262
Number of Portfolio Holdings	738
Portfolio Turnover Rate	11.49%
Advisory Fees - net of reimbursement & waiver, if any	$2,059,617

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2024

TSR-INTX-IS (10-24)

Nationwide International Small Cap Fund

Class A: NWXSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$138	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global equities, as measured by the MSCI All Country World Index, increased by 33.4% over the twelve-month period ending October 31, 2024. The global markets reached new all-time highs following a 50 basis points interest-rate cut by the Federal Reserve and significant Chinese stimulus measures that boosted market sentiment. Additionally, lower energy prices helped alleviate inflationary pressures, while resilient labor markets in the United States, Europe, and Japan supported the outlook for a potential soft landing of the global economy. However, global equities experienced a sell-off in late October as investors anticipated key U.S. elections, navigated heightened geopolitical tensions in the Middle East, and evaluated ongoing policy easing measures. Amid this environment, the MSCI EAFE Small Cap Index rose by 22.96% over the same period.

The Fund outperformed the MSCI EAFE® Index during this period. This outperformance was primarily due to strong stock selection in the Health Care, Financials, and Information Technology sectors, although it was partially offset by weaker stock selection in the Industrials, Communication Services, and Energy sectors.

Top contributors to the Fund’s relative performance included Verona Pharma (Health Care), Wix.com (Information Technology), and BAWAG Group (Financials). Conversely, top detractors included Tecan Group (Health Care), Air France (Industrials), and Immunocore Holdings (Health Care).

Investors continue to navigate a complex landscape characterized by policy actions, geopolitical tensions, and mixed earnings reports. Our Global Industry Analysts remain focused on identifying investment opportunities across various industries and markets while vigilantly assessing potential risks.

Total Return Based on a $10,000  Investment

	Class A	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$9,425	$10,000	$10,000
Oct 17	$11,847	$12,595	$12,895
Oct 18	$10,618	$11,732	$11,888
Oct 19	$11,798	$13,027	$12,936
Oct 20	$11,944	$12,134	$12,760
Oct 21	$17,020	$16,281	$17,325
Oct 22	$11,497	$12,536	$12,079
Oct 23	$12,285	$14,342	$12,860
Oct 24	$15,275	$17,636	$15,813

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 12/29/2016)	24.35%	5.30%	6.35%
Class A (with sales charge)Footnote Reference1	17.20%	4.06%	5.55%
MSCI EAFE® Index	22.97%	6.24%	7.16%
MSCI EAFE® Small Cap Index	22.96%	4.10%	6.02%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.0%
Repurchase Agreements	7.0%
Exchange Traded Fund	2.8%
Other liabilities in excess of assets	-5.8%
Japan	26.8%
United Kingdom	18.0%
Australia	5.3%
United States	4.2%
France	3.7%
Italy	3.5%
Germany	3.2%
Israel	3.0%
Austria	2.8%
China	2.4%
Other CountriesFootnote Reference#	27.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$304,817,655
Number of Portfolio Holdings	241
Portfolio Turnover Rate	88.45%
Advisory Fees - net of reimbursement & waiver, if any	$4,546,466

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Annual Shareholder Report - October 31, 2024

TSR-ISC-A (10-24)

Nationwide International Small Cap Fund

Class R6: NWXUX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$101	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global equities, as measured by the MSCI All Country World Index, increased by 33.4% over the twelve-month period ending October 31, 2024. The global markets reached new all-time highs following a 50 basis points interest-rate cut by the Federal Reserve and significant Chinese stimulus measures that boosted market sentiment. Additionally, lower energy prices helped alleviate inflationary pressures, while resilient labor markets in the United States, Europe, and Japan supported the outlook for a potential soft landing of the global economy. However, global equities experienced a sell-off in late October as investors anticipated key U.S. elections, navigated heightened geopolitical tensions in the Middle East, and evaluated ongoing policy easing measures. Amid this environment, the MSCI EAFE Small Cap Index rose by 22.96% over the same period.

The Fund outperformed the MSCI EAFE® Index during this period. This outperformance was primarily due to strong stock selection in the Health Care, Financials, and Information Technology sectors, although it was partially offset by weaker stock selection in the Industrials, Communication Services, and Energy sectors.

Top contributors to the Fund’s relative performance included Verona Pharma (Health Care), Wix.com (Information Technology), and BAWAG Group (Financials). Conversely, top detractors included Tecan Group (Health Care), Air France (Industrials), and Immunocore Holdings (Health Care).

Investors continue to navigate a complex landscape characterized by policy actions, geopolitical tensions, and mixed earnings reports. Our Global Industry Analysts remain focused on identifying investment opportunities across various industries and markets while vigilantly assessing potential risks.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,261,000	$1,259,500	$1,289,500
Oct 18	$1,134,086	$1,173,224	$1,188,790
Oct 19	$1,263,062	$1,302,748	$1,293,641
Oct 20	$1,282,030	$1,213,380	$1,276,048
Oct 21	$1,833,368	$1,628,113	$1,732,490
Oct 22	$1,244,597	$1,253,647	$1,207,892
Oct 23	$1,335,237	$1,434,172	$1,286,043
Oct 24	$1,665,628	$1,763,601	$1,581,318

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 12/29/2016) Footnote Reference1,Footnote Reference2	24.62%Footnote Reference*	5.69%	6.73%
MSCI EAFE® Index	22.97%	6.24%	7.16%
MSCI EAFE® Small Cap Index	22.96%	4.10%	6.02%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.0%
Repurchase Agreements	7.0%
Exchange Traded Fund	2.8%
Other liabilities in excess of assets	-5.8%
Japan	26.8%
United Kingdom	18.0%
Australia	5.3%
United States	4.2%
France	3.7%
Italy	3.5%
Germany	3.2%
Israel	3.0%
Austria	2.8%
China	2.4%
Other CountriesFootnote Reference#	27.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$304,817,655
Number of Portfolio Holdings	241
Portfolio Turnover Rate	88.45%
Advisory Fees - net of reimbursement & waiver, if any	$4,546,466

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Annual Shareholder Report - October 31, 2024

TSR-ISC-R6 (10-24)

Nationwide International Small Cap Fund

Institutional Service Class: NWXVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$115	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global equities, as measured by the MSCI All Country World Index, increased by 33.4% over the twelve-month period ending October 31, 2024. The global markets reached new all-time highs following a 50 basis points interest-rate cut by the Federal Reserve and significant Chinese stimulus measures that boosted market sentiment. Additionally, lower energy prices helped alleviate inflationary pressures, while resilient labor markets in the United States, Europe, and Japan supported the outlook for a potential soft landing of the global economy. However, global equities experienced a sell-off in late October as investors anticipated key U.S. elections, navigated heightened geopolitical tensions in the Middle East, and evaluated ongoing policy easing measures. Amid this environment, the MSCI EAFE Small Cap Index rose by 22.96% over the same period.

The Fund outperformed the MSCI EAFE® Index during this period. This outperformance was primarily due to strong stock selection in the Health Care, Financials, and Information Technology sectors, although it was partially offset by weaker stock selection in the Industrials, Communication Services, and Energy sectors.

Top contributors to the Fund’s relative performance included Verona Pharma (Health Care), Wix.com (Information Technology), and BAWAG Group (Financials). Conversely, top detractors included Tecan Group (Health Care), Air France (Industrials), and Immunocore Holdings (Health Care).

Investors continue to navigate a complex landscape characterized by policy actions, geopolitical tensions, and mixed earnings reports. Our Global Industry Analysts remain focused on identifying investment opportunities across various industries and markets while vigilantly assessing potential risks.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$63,000	$62,975	$64,475
Oct 18	$56,676	$58,661	$59,440
Oct 19	$63,023	$65,137	$64,682
Oct 20	$63,886	$60,669	$63,802
Oct 21	$91,252	$81,406	$86,625
Oct 22	$61,998	$62,682	$60,395
Oct 23	$66,355	$71,709	$64,302
Oct 24	$82,613	$88,180	$79,066

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/29/2016) Footnote Reference1	24.50%	5.56%	6.62%
MSCI EAFE® Index	22.97%	6.24%	7.16%
MSCI EAFE® Small Cap Index	22.96%	4.10%	6.02%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.0%
Repurchase Agreements	7.0%
Exchange Traded Fund	2.8%
Other liabilities in excess of assets	-5.8%
Japan	26.8%
United Kingdom	18.0%
Australia	5.3%
United States	4.2%
France	3.7%
Italy	3.5%
Germany	3.2%
Israel	3.0%
Austria	2.8%
China	2.4%
Other CountriesFootnote Reference#	27.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$304,817,655
Number of Portfolio Holdings	241
Portfolio Turnover Rate	88.45%
Advisory Fees - net of reimbursement & waiver, if any	$4,546,466

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Annual Shareholder Report - October 31, 2024

TSR-ISC-IS (10-24)

Nationwide Investor Destinations Aggressive Fund

Class A: NDAAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Bond Portfolio, the Nationwide Loomis Core Bond, and the iShares 7-10 Year Treasury Bond ETF which registered 11.20%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$9,454	$9,997	$9,974
Oct 16	$9,685	$10,201	$10,397
Oct 17	$11,812	$12,568	$12,729
Oct 18	$11,643	$12,503	$12,796
Oct 19	$13,000	$14,078	$14,469
Oct 20	$13,222	$14,766	$14,679
Oct 21	$18,117	$20,270	$20,038
Oct 22	$14,569	$16,225	$16,329
Oct 23	$15,599	$17,929	$17,509
Oct 24	$20,230	$23,808	$22,682

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	29.68%	9.25%	7.94%
Class A (with sales charge)Footnote Reference1	22.17%	7.95%	7.30%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-AG-A (10-24)

Nationwide Investor Destinations Aggressive Fund

Class R: GAFRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$95	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Bond Portfolio, the Nationwide Loomis Core Bond, and the iShares 7-10 Year Treasury Bond ETF which registered 11.20%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,010	$9,997	$9,974
Oct 16	$10,219	$10,201	$10,397
Oct 17	$12,428	$12,568	$12,729
Oct 18	$12,211	$12,503	$12,796
Oct 19	$13,587	$14,078	$14,469
Oct 20	$13,779	$14,766	$14,679
Oct 21	$18,824	$20,270	$20,038
Oct 22	$15,080	$16,225	$16,329
Oct 23	$16,100	$17,929	$17,509
Oct 24	$20,832	$23,808	$22,682

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	29.39%	8.92%	7.62%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-AG-R (10-24)

Nationwide Investor Destinations Aggressive Fund

Class R6: GAIDX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Bond Portfolio, the Nationwide Loomis Core Bond, and the iShares 7-10 Year Treasury Bond ETF which registered 11.20%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,464	$999,666	$997,400
Oct 16	$1,035,583	$1,020,139	$1,039,690
Oct 17	$1,266,784	$1,256,841	$1,272,892
Oct 18	$1,253,295	$1,250,335	$1,279,639
Oct 19	$1,403,425	$1,407,770	$1,446,887
Oct 20	$1,433,118	$1,476,578	$1,467,867
Oct 21	$1,970,642	$2,027,009	$2,003,785
Oct 22	$1,589,435	$1,622,472	$1,632,885
Oct 23	$1,707,696	$1,792,863	$1,750,942
Oct 24	$2,221,732	$2,380,757	$2,268,243

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	30.10%	9.62%	8.31%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-AG-R6 (10-24)

Nationwide Investor Destinations Aggressive Fund

Institutional Service Class: NWWHX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$37	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Bond Portfolio, the Nationwide Loomis Core Bond, and the iShares 7-10 Year Treasury Bond ETF which registered 11.20%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,281	$49,983	$49,870
Oct 16	$51,639	$51,007	$51,984
Oct 17	$63,126	$62,842	$63,645
Oct 18	$62,378	$62,517	$63,982
Oct 19	$69,818	$70,389	$72,344
Oct 20	$71,143	$73,829	$73,393
Oct 21	$97,761	$101,350	$100,189
Oct 22	$78,752	$81,124	$81,644
Oct 23	$84,449	$89,643	$87,547
Oct 24	$109,826	$119,038	$113,412

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	30.05%	9.48%	8.19%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-AG-IS (10-24)

Nationwide Investor Destinations Aggressive Fund

Service Class: NDASX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$68	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Bond Portfolio, the Nationwide Loomis Core Bond, and the iShares 7-10 Year Treasury Bond ETF which registered 11.20%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,171	$49,983	$49,870
Oct 16	$51,374	$51,007	$51,984
Oct 17	$62,604	$62,842	$63,645
Oct 18	$61,666	$62,517	$63,982
Oct 19	$68,790	$70,389	$72,344
Oct 20	$69,912	$73,829	$73,393
Oct 21	$95,800	$101,350	$100,189
Oct 22	$77,042	$81,124	$81,644
Oct 23	$82,354	$89,643	$87,547
Oct 24	$106,806	$119,038	$113,412

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	29.69%	9.20%	7.89%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Aggressive Target Risk Index	29.54%	9.41%	8.53%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.6%
Fixed Income Fund	8.5%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	38.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	16.3%
Nationwide International Index Fund, Class R6	15.4%
Nationwide Mid Cap Market Index Fund, Class R6	12.0%
Nationwide Bond Portfolio, Class R6	6.5%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide GQG US Quality Equity Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares 7-10 Year Treasury Bond ETF	1.0%
Other HoldingsFootnote Reference#	0.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$667,783,463
Number of Portfolio Holdings	11
Portfolio Turnover Rate	47.76%
Advisory Fees - net of reimbursement & waiver, if any	$857,494

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-AG-SVS (10-24)

Nationwide Investor Destinations Conservative Fund

Class A: NDCAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI Emerging Markets ETF, which registered 12.55%, 8.37%, and 23.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Portfolio returned 35.52%, 11.20%, and 34.63%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,509	$10,196	$10,007
Oct 16	$9,824	$10,641	$10,448
Oct 17	$10,330	$10,737	$10,977
Oct 18	$10,284	$10,517	$10,875
Oct 19	$11,101	$11,727	$12,041
Oct 20	$11,634	$12,453	$12,731
Oct 21	$12,590	$12,393	$13,614
Oct 22	$10,836	$10,450	$11,455
Oct 23	$11,082	$10,488	$11,686
Oct 24	$12,530	$11,594	$13,331

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	13.06%	2.45%	2.89%
Class A (with sales charge)Footnote Reference1	6.57%	1.24%	2.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-CON-A (10-24)

Nationwide Investor Destinations Conservative Fund

Class R: GCFRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI Emerging Markets ETF, which registered 12.55%, 8.37%, and 23.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Portfolio returned 35.52%, 11.20%, and 34.63%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,067	$10,196	$10,007
Oct 16	$10,367	$10,641	$10,448
Oct 17	$10,867	$10,737	$10,977
Oct 18	$10,784	$10,517	$10,875
Oct 19	$11,594	$11,727	$12,041
Oct 20	$12,122	$12,453	$12,731
Oct 21	$13,066	$12,393	$13,614
Oct 22	$11,210	$10,450	$11,455
Oct 23	$11,425	$10,488	$11,686
Oct 24	$12,875	$11,594	$13,331

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	12.69%	2.12%	2.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-CON-R (10-24)

Nationwide Investor Destinations Conservative Fund

Class R6: GIMCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI Emerging Markets ETF, which registered 12.55%, 8.37%, and 23.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Portfolio returned 35.52%, 11.20%, and 34.63%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,012,478	$1,019,559	$1,000,700
Oct 16	$1,049,238	$1,064,114	$1,044,831
Oct 17	$1,107,744	$1,073,691	$1,097,699
Oct 18	$1,106,600	$1,051,680	$1,087,491
Oct 19	$1,196,917	$1,172,729	$1,204,070
Oct 20	$1,259,359	$1,245,321	$1,273,063
Oct 21	$1,367,980	$1,239,343	$1,361,413
Oct 22	$1,179,723	$1,045,014	$1,145,493
Oct 23	$1,211,299	$1,048,776	$1,168,632
Oct 24	$1,373,772	$1,159,383	$1,333,052

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	13.41%	2.79%	3.23%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-CON-R6 (10-24)

Nationwide Investor Destinations Conservative Fund

Institutional Service Class: NWWLX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI Emerging Markets ETF, which registered 12.55%, 8.37%, and 23.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Portfolio returned 35.52%, 11.20%, and 34.63%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,585	$50,978	$50,035
Oct 16	$52,379	$53,206	$52,242
Oct 17	$55,206	$53,685	$54,885
Oct 18	$55,103	$52,584	$54,375
Oct 19	$59,627	$58,636	$60,203
Oct 20	$62,630	$62,266	$63,653
Oct 21	$67,980	$61,967	$68,071
Oct 22	$58,600	$52,251	$57,275
Oct 23	$60,113	$52,439	$58,432
Oct 24	$68,083	$57,969	$66,653

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	13.26%	2.69%	3.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-CON-IS (10-24)

Nationwide Investor Destinations Conservative Fund

Service Class: NDCSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI Emerging Markets ETF, which registered 12.55%, 8.37%, and 23.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Portfolio returned 35.52%, 11.20%, and 34.63%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,471	$50,978	$50,035
Oct 16	$52,094	$53,206	$52,242
Oct 17	$54,788	$53,685	$54,885
Oct 18	$54,512	$52,584	$54,375
Oct 19	$58,731	$58,636	$60,203
Oct 20	$61,551	$62,266	$63,653
Oct 21	$66,541	$61,967	$68,071
Oct 22	$57,184	$52,251	$57,275
Oct 23	$58,481	$52,439	$58,432
Oct 24	$66,060	$57,969	$66,653

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	12.96%	2.38%	2.82%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Conservative Target Risk Index	14.07%	2.06%	2.92%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	73.9%
Equity Fund	19.6%
Money Market Fund	5.0%
Alternative Assets	1.6%
Repurchase Agreement	1.0%
Other liabilities in excess of assets	-1.1%
Nationwide Bond Portfolio, Class R6	34.4%
Nationwide Loomis Short Term Bond Fund, Class R6	10.0%
Nationwide Loomis Core Bond Fund, Class R6	9.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.8%
iShares 20+ Year Treasury Bond ETF	5.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares 7-10 Year Treasury Bond ETF	5.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.1%
iShares U.S. Treasury Bond ETF	3.0%
Other HoldingsFootnote Reference#	8.0%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$292,561,672
Number of Portfolio Holdings	16
Portfolio Turnover Rate	28.74%
Advisory Fees - net of reimbursement & waiver, if any	$395,746

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-CON-SVC (10-24)

Nationwide Investor Destinations Moderate Fund

Class A: NADMX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 8.37%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$9,467	$9,997	$10,007
Oct 16	$9,732	$10,201	$10,472
Oct 17	$11,129	$12,568	$11,939
Oct 18	$11,088	$12,503	$11,913
Oct 19	$12,237	$14,078	$13,398
Oct 20	$12,660	$14,766	$14,002
Oct 21	$15,636	$20,270	$17,081
Oct 22	$12,955	$16,225	$14,090
Oct 23	$13,583	$17,929	$14,758
Oct 24	$16,553	$23,808	$18,059

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	21.87%	6.23%	5.79%
Class A (with sales charge)Footnote Reference1	14.83%	4.97%	5.17%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MOD-A (10-24)

Nationwide Investor Destinations Moderate Fund

Class R: GMDRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 8.37%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,015	$9,997	$10,007
Oct 16	$10,273	$10,201	$10,472
Oct 17	$11,706	$12,568	$11,939
Oct 18	$11,639	$12,503	$11,913
Oct 19	$12,791	$14,078	$13,398
Oct 20	$13,194	$14,766	$14,002
Oct 21	$16,247	$20,270	$17,081
Oct 22	$13,413	$16,225	$14,090
Oct 23	$14,020	$17,929	$14,758
Oct 24	$17,037	$23,808	$18,059

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	21.52%	5.90%	5.47%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MOD-R (10-24)

Nationwide Investor Destinations Moderate Fund

Class R6: GMDIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 8.37%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,008,056	$999,666	$1,000,700
Oct 16	$1,040,418	$1,020,139	$1,047,233
Oct 17	$1,193,442	$1,256,841	$1,193,950
Oct 18	$1,193,275	$1,250,335	$1,191,323
Oct 19	$1,321,042	$1,407,770	$1,339,762
Oct 20	$1,371,866	$1,476,578	$1,400,185
Oct 21	$1,699,052	$2,027,009	$1,708,086
Oct 22	$1,412,114	$1,622,472	$1,409,000
Oct 23	$1,486,311	$1,792,863	$1,475,787
Oct 24	$1,818,204	$2,380,757	$1,805,949

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	22.33%	6.60%	6.16%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MOD-R6 (10-24)

Nationwide Investor Destinations Moderate Fund

Institutional Service Class: NWWJX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 8.37%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,347	$49,983	$50,035
Oct 16	$51,915	$51,007	$52,362
Oct 17	$59,521	$62,842	$59,697
Oct 18	$59,457	$62,517	$59,566
Oct 19	$65,762	$70,389	$66,988
Oct 20	$68,222	$73,829	$70,009
Oct 21	$84,431	$101,350	$85,404
Oct 22	$70,112	$81,124	$70,450
Oct 23	$73,755	$89,643	$73,789
Oct 24	$90,087	$119,038	$90,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	22.14%	6.50%	6.06%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MOD-IS (10-24)

Nationwide Investor Destinations Moderate Fund

Service Class: NSDMX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$65	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the iShares U.S. Treasury Bond ETF, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 8.37%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,195	$49,983	$50,035
Oct 16	$51,641	$51,007	$52,362
Oct 17	$58,999	$62,842	$59,697
Oct 18	$58,749	$62,517	$59,566
Oct 19	$64,775	$70,389	$66,988
Oct 20	$66,979	$73,829	$70,009
Oct 21	$82,697	$101,350	$85,404
Oct 22	$68,458	$81,124	$70,450
Oct 23	$71,762	$89,643	$73,789
Oct 24	$87,378	$119,038	$90,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	21.76%	6.17%	5.74%
MSCI All Country World Index	32.79%	11.08%	9.06%
Morningstar® Moderate Target Risk Index	22.37%	6.16%	6.09%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.5%
Fixed Income Fund	37.2%
Money Market Fund	3.6%
Repurchase Agreement	1.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
Nationwide Bond Portfolio, Class R6	20.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.9%
Nationwide International Index Fund, Class R6	9.3%
Nationwide Loomis Core Bond Fund, Class R6	4.9%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.7%
Nationwide Loomis Short Term Bond Fund, Class R6	3.0%
iShares 7-10 Year Treasury Bond ETF	2.9%
iShares Core S&P Small-Cap ETF	2.5%
Other HoldingsFootnote Reference#	10.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$678,651,902
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.66%
Advisory Fees - net of reimbursement & waiver, if any	$905,238

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MOD-SVC (10-24)

Nationwide Investor Destinations Moderately Aggressive Fund

Class A: NDMAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$59	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Nationwide Loomis Core Bond Fund, and the iShares 7-10 Year Treasury Bond ETF which registered 12.55%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The underlying Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,450	$9,997	$9,983
Oct 16	$9,695	$10,201	$10,425
Oct 17	$11,546	$12,568	$12,385
Oct 18	$11,463	$12,503	$12,390
Oct 19	$12,769	$14,078	$14,006
Oct 20	$13,132	$14,766	$14,446
Oct 21	$17,253	$20,270	$18,774
Oct 22	$13,962	$16,225	$15,355
Oct 23	$14,821	$17,929	$16,301
Oct 24	$18,755	$23,808	$20,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	26.54%	7.99%	7.13%
Class A (with sales charge)Footnote Reference1	19.32%	6.71%	6.49%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MAG-A (10-24)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R: GMARX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Nationwide Loomis Core Bond Fund, and the iShares 7-10 Year Treasury Bond ETF which registered 12.55%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The underlying Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,010	$9,997	$9,983
Oct 16	$10,236	$10,201	$10,425
Oct 17	$12,161	$12,568	$12,385
Oct 18	$12,023	$12,503	$12,390
Oct 19	$13,355	$14,078	$14,006
Oct 20	$13,703	$14,766	$14,446
Oct 21	$17,937	$20,270	$18,774
Oct 22	$14,470	$16,225	$15,355
Oct 23	$15,319	$17,929	$16,301
Oct 24	$19,311	$23,808	$20,617

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	26.06%	7.66%	6.80%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MAG-R (10-24)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R6: GMIAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Nationwide Loomis Core Bond Fund, and the iShares 7-10 Year Treasury Bond ETF which registered 12.55%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The underlying Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,006,734	$999,666	$998,300
Oct 16	$1,036,647	$1,020,139	$1,042,525
Oct 17	$1,238,940	$1,256,841	$1,238,519
Oct 18	$1,233,190	$1,250,335	$1,239,015
Oct 19	$1,378,866	$1,407,770	$1,400,582
Oct 20	$1,422,951	$1,476,578	$1,444,561
Oct 21	$1,877,416	$2,027,009	$1,877,351
Oct 22	$1,524,512	$1,622,472	$1,535,485
Oct 23	$1,623,933	$1,792,863	$1,630,071
Oct 24	$2,060,302	$2,380,757	$2,061,735

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	26.87%	8.36%	7.50%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MAG-R6 (10-24)

Nationwide Investor Destinations Moderately Aggressive Fund

Institutional Service Class: NWWIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$33	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Nationwide Loomis Core Bond Fund, and the iShares 7-10 Year Treasury Bond ETF which registered 12.55%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The underlying Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,283	$49,983	$49,915
Oct 16	$51,714	$51,007	$52,126
Oct 17	$61,781	$62,842	$61,926
Oct 18	$61,434	$62,517	$61,951
Oct 19	$68,639	$70,389	$70,029
Oct 20	$70,782	$73,829	$72,228
Oct 21	$93,313	$101,350	$93,868
Oct 22	$75,682	$81,124	$76,774
Oct 23	$80,584	$89,643	$81,504
Oct 24	$102,200	$119,038	$103,087

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	26.82%	8.29%	7.41%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MAG-IS (10-24)

Nationwide Investor Destinations Moderately Aggressive Fund

Service Class: NDMSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$66	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Nationwide Loomis Core Bond Fund, and the iShares 7-10 Year Treasury Bond ETF which registered 12.55%, 11.21%, and 9.22% respectively, during the reporting period. The Fund still holds these securities.

The underlying Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Mid Cap Market Index Fund, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 32.69%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Service Class	MSCI All Country World Index℠	Morningstar® Moderately Aggressive Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,129	$49,983	$49,915
Oct 16	$51,456	$51,007	$52,126
Oct 17	$61,262	$62,842	$61,926
Oct 18	$60,732	$62,517	$61,951
Oct 19	$67,639	$70,389	$70,029
Oct 20	$69,522	$73,829	$72,228
Oct 21	$91,305	$101,350	$93,868
Oct 22	$73,864	$81,124	$76,774
Oct 23	$78,322	$89,643	$81,504
Oct 24	$99,012	$119,038	$103,087

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	26.42%	7.92%	7.07%
MSCI All Country World Index℠	32.79%	11.08%	9.06%
Morningstar® Moderately Aggressive Target Risk Index	26.48%	8.04%	7.50%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.3%
Fixed Income Fund	22.0%
Alternative Assets	0.8%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.9%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	14.8%
Nationwide International Index Fund, Class R6	12.6%
Nationwide Mid Cap Market Index Fund, Class R6	8.0%
iShares Core MSCI Emerging Markets ETF	4.4%
Nationwide Loomis Core Bond Fund, Class R6	2.0%
iShares Core S&P Small-Cap ETF	2.0%
Nationwide GQG US Quality Equity Fund, Class R6	1.6%
Nationwide Amundi Strategic Income Fund, Class R6	0.8%
Other Holdings	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$923,924,184
Number of Portfolio Holdings	11
Portfolio Turnover Rate	42.62%
Advisory Fees - net of reimbursement & waiver, if any	$1,224,601

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MAG-SVC (10-24)

Nationwide Investor Destinations Moderately Conservative Fund

Class A: NADCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$58	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Fidelity Investment Money Market Government Portfolio, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 5.34%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$9,426	$10,000	$10,000
Oct 15	$9,516	$10,196	$10,043
Oct 16	$9,812	$10,641	$10,509
Oct 17	$10,748	$10,737	$11,514
Oct 18	$10,724	$10,517	$11,465
Oct 19	$11,701	$11,727	$12,803
Oct 20	$12,193	$12,453	$13,546
Oct 21	$14,109	$12,393	$15,495
Oct 22	$11,938	$10,450	$12,957
Oct 23	$12,366	$10,488	$13,440
Oct 24	$14,507	$11,594	$15,900

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	17.31%	4.39%	4.41%
Class A (with sales charge)Footnote Reference1	10.60%	3.16%	3.79%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MCON-A (10-24)

Nationwide Investor Destinations Moderately Conservative Fund

Class R: GMMRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$94	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Fidelity Investment Money Market Government Portfolio, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 5.34%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,057	$10,196	$10,043
Oct 16	$10,346	$10,641	$10,509
Oct 17	$11,305	$10,737	$11,514
Oct 18	$11,234	$10,517	$11,465
Oct 19	$12,215	$11,727	$12,803
Oct 20	$12,694	$12,453	$13,546
Oct 21	$14,637	$12,393	$15,495
Oct 22	$12,333	$10,450	$12,957
Oct 23	$12,732	$10,488	$13,440
Oct 24	$14,894	$11,594	$15,900

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	16.98%	4.05%	4.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MCON-R (10-24)

Nationwide Investor Destinations Moderately Conservative Fund

Class R6: GMIMX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Fidelity Investment Money Market Government Portfolio, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 5.34%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,012,268	$1,019,559	$1,004,300
Oct 16	$1,047,998	$1,064,114	$1,050,900
Oct 17	$1,151,641	$1,073,691	$1,151,366
Oct 18	$1,153,111	$1,051,680	$1,146,530
Oct 19	$1,262,278	$1,172,729	$1,280,330
Oct 20	$1,318,886	$1,245,321	$1,354,589
Oct 21	$1,531,796	$1,239,343	$1,549,514
Oct 22	$1,299,152	$1,045,014	$1,295,704
Oct 23	$1,350,664	$1,048,776	$1,344,034
Oct 24	$1,588,623	$1,159,383	$1,590,031

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	17.62%	4.71%	4.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MCON-R6 (10-24)

Nationwide Investor Destinations Moderately Conservative Fund

Institutional Service Class: NWWKX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$33	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Fidelity Investment Money Market Government Portfolio, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 5.34%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,561	$50,978	$50,215
Oct 16	$52,298	$53,206	$52,545
Oct 17	$57,447	$53,685	$57,568
Oct 18	$57,414	$52,584	$57,326
Oct 19	$62,800	$58,636	$64,016
Oct 20	$65,526	$62,266	$67,729
Oct 21	$76,013	$61,967	$77,476
Oct 22	$64,428	$52,251	$64,785
Oct 23	$66,877	$52,439	$67,202
Oct 24	$78,683	$57,969	$79,502

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.65%	4.61%	4.64%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MCON-IS (10-24)

Nationwide Investor Destinations Moderately Conservative Fund

Service Class: NSDCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$67	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 36%, closing at 5,705.45 in October 2024. The Bloomberg U.S. Aggregate Bond Index saw a modest increase of around 10.55%. International markets experienced mixed results; European stocks rebounded strongly due to easing energy prices and resilient corporate performance. Meanwhile, emerging markets faced challenges from geopolitical tensions and fluctuating commodity prices. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds, as both trailed domestic equities.

The largest detractors to the Fund returns were the Nationwide Amundi Strategic Income Fund, the Fidelity Investment Money Market Government Portfolio, and the Nationwide Inflation-Protected Securities Fund which registered 12.55%, 5.34%, and 8.67% respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the Nationwide Bond Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio returned 35.52%, 11.20%, and 34.63% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $50,000  Investment

	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,408	$50,978	$50,215
Oct 16	$51,980	$53,206	$52,545
Oct 17	$56,920	$53,685	$57,568
Oct 18	$56,761	$52,584	$57,326
Oct 19	$61,846	$58,636	$64,016
Oct 20	$64,424	$62,266	$67,729
Oct 21	$74,506	$61,967	$77,476
Oct 22	$62,931	$52,251	$64,785
Oct 23	$65,112	$52,439	$67,202
Oct 24	$76,338	$57,969	$79,502

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	17.24%	4.30%	4.32%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Morningstar® Moderately Conservative Target Risk Index	18.30%	4.43%	4.75%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.7%
Equity Fund	39.2%
Money Market Fund	4.4%
Repurchase Agreement	1.1%
Alternative Assets	0.8%
Other liabilities in excess of assets	-1.2%
Nationwide Bond Portfolio, Class R6	28.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.6%
Nationwide Loomis Short Term Bond Fund, Class R6	6.5%
Nationwide International Index Fund, Class R6	6.1%
Nationwide Loomis Core Bond Fund, Class R6	5.9%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
iShares U.S. Treasury Bond ETF	4.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.0%
iShares 20+ Year Treasury Bond ETF	3.9%
Other HoldingsFootnote Reference#	10.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$247,271,391
Number of Portfolio Holdings	16
Portfolio Turnover Rate	35.30%
Advisory Fees - net of reimbursement & waiver, if any	$330,683

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2024

TSR-ID-MCON-SVC (10-24)

Nationwide Janus Henderson Overseas Fund

Class A: NWAGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$120	1.10%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund experienced a challenging year, underperforming its benchmark for the one-year period ended October 31, 2024. Key detractors included stock selection in the consumer discretionary and industrials sectors. Conversely, stock selection and an overweight position in the information technology sector, along with an underweight in the materials sector, contributed positively to relative performance.

Among individual holdings, Samsonite International was a notable detractor. The Hong Kong-listed multinational luggage company faced earnings headwinds in 2024 due to a weaker macroeconomic environment in China and pricing pressures in India, where competitors launched sales promotions. Additionally, Samsonite’s Tumi brand saw slowing sales in the U.S. as inflation-affected consumers opted for more affordable luggage options. Despite these challenges, Samsonite managed to maintain resilient margins through expense management.

On the positive side, Taiwan Semiconductor Manufacturing Company (TSMC) contributed to performance. As the world’s largest contract chip manufacturer, TSMC plays a crucial role in producing graphic processing units essential for generative artificial intelligence (AI). The company exceeded expectations with its results and guidance, driven by strong demand for AI and high-end smartphone components. TSMC’s strategic partnerships with hyperscalers and leading technology firms position it well in the AI space. Furthermore, productivity enhancements have improved margins and increased returns on investments.

Total Return Based on a $10,000  Investment

	Class A	MSCI ACWI® ex US Growth
Feb 15	$9,452	$10,000
Oct 15	$9,502	$10,042
Oct 16	$9,892	$10,064
Oct 17	$12,826	$12,443
Oct 18	$11,741	$11,418
Oct 19	$13,604	$12,705
Oct 20	$18,841	$14,157
Oct 21	$23,821	$18,356
Oct 22	$12,767	$12,667
Oct 23	$14,711	$14,196
Oct 24	$17,487	$17,650

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 02/02/2015)	18.87%	5.15%	6.52%
Class A (with sales charge)Footnote Reference1	12.06%	3.91%	5.90%
MSCI ACWI® ex US Growth	24.33%	5.78%	5.26%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Annual Shareholder Report - October 31, 2024

TSR-OF-A (10-24)

Nationwide Janus Henderson Overseas Fund

Class R6: NWAHX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$82	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund experienced a challenging year, underperforming its benchmark for the one-year period ended October 31, 2024. Key detractors included stock selection in the consumer discretionary and industrials sectors. Conversely, stock selection and an overweight position in the information technology sector, along with an underweight in the materials sector, contributed positively to relative performance.

Among individual holdings, Samsonite International was a notable detractor. The Hong Kong-listed multinational luggage company faced earnings headwinds in 2024 due to a weaker macroeconomic environment in China and pricing pressures in India, where competitors launched sales promotions. Additionally, Samsonite’s Tumi brand saw slowing sales in the U.S. as inflation-affected consumers opted for more affordable luggage options. Despite these challenges, Samsonite managed to maintain resilient margins through expense management.

On the positive side, Taiwan Semiconductor Manufacturing Company (TSMC) contributed to performance. As the world’s largest contract chip manufacturer, TSMC plays a crucial role in producing graphic processing units essential for generative artificial intelligence (AI). The company exceeded expectations with its results and guidance, driven by strong demand for AI and high-end smartphone components. TSMC’s strategic partnerships with hyperscalers and leading technology firms position it well in the AI space. Furthermore, productivity enhancements have improved margins and increased returns on investments.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI ACWI® ex US Growth
Feb 15	$1,000,000	$1,000,000
Oct 15	$1,007,333	$1,004,200
Oct 16	$1,051,210	$1,006,409
Oct 17	$1,366,925	$1,244,324
Oct 18	$1,254,591	$1,141,792
Oct 19	$1,457,379	$1,270,472
Oct 20	$2,025,255	$1,415,687
Oct 21	$2,570,078	$1,835,580
Oct 22	$1,382,838	$1,266,734
Oct 23	$1,599,582	$1,419,628
Oct 24	$1,907,954	$1,765,024

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 02/02/2015) Footnote Reference1,Footnote Reference2	19.28%	5.54%	6.86%
MSCI ACWI® ex US Growth	24.33%	5.78%	5.26%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote[2]	Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Annual Shareholder Report - October 31, 2024

TSR-OF-R6 (10-24)

Nationwide Janus Henderson Overseas Fund

Eagle Class: NWAJX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$82	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund experienced a challenging year, underperforming its benchmark for the one-year period ended October 31, 2024. Key detractors included stock selection in the consumer discretionary and industrials sectors. Conversely, stock selection and an overweight position in the information technology sector, along with an underweight in the materials sector, contributed positively to relative performance.

Among individual holdings, Samsonite International was a notable detractor. The Hong Kong-listed multinational luggage company faced earnings headwinds in 2024 due to a weaker macroeconomic environment in China and pricing pressures in India, where competitors launched sales promotions. Additionally, Samsonite’s Tumi brand saw slowing sales in the U.S. as inflation-affected consumers opted for more affordable luggage options. Despite these challenges, Samsonite managed to maintain resilient margins through expense management.

On the positive side, Taiwan Semiconductor Manufacturing Company (TSMC) contributed to performance. As the world’s largest contract chip manufacturer, TSMC plays a crucial role in producing graphic processing units essential for generative artificial intelligence (AI). The company exceeded expectations with its results and guidance, driven by strong demand for AI and high-end smartphone components. TSMC’s strategic partnerships with hyperscalers and leading technology firms position it well in the AI space. Furthermore, productivity enhancements have improved margins and increased returns on investments.

Total Return Based on a $50,000  Investment

	Eagle Class	MSCI ACWI® ex US Growth
Jun 19	$50,000	$50,000
Oct 19	$54,465	$54,790
Oct 20	$75,593	$61,052
Oct 21	$95,909	$79,161
Oct 22	$51,595	$54,629
Oct 23	$59,664	$61,222
Oct 24	$71,182	$76,118

Average Annual Total Returns

	1 Year	5 Years	Since inception
Eagle Class - (Inception 06/03/2019) Footnote Reference1	19.16%Footnote Reference*	5.50%	6.75%
MSCI ACWI® ex US Growth	24.33%	5.78%	6.79%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Annual Shareholder Report - October 31, 2024

TSR-OF-E (10-24)

Nationwide Janus Henderson Overseas Fund

Institutional Service Class: NWAKX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Janus Henderson Overseas Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$103	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund experienced a challenging year, underperforming its benchmark for the one-year period ended October 31, 2024. Key detractors included stock selection in the consumer discretionary and industrials sectors. Conversely, stock selection and an overweight position in the information technology sector, along with an underweight in the materials sector, contributed positively to relative performance.

Among individual holdings, Samsonite International was a notable detractor. The Hong Kong-listed multinational luggage company faced earnings headwinds in 2024 due to a weaker macroeconomic environment in China and pricing pressures in India, where competitors launched sales promotions. Additionally, Samsonite’s Tumi brand saw slowing sales in the U.S. as inflation-affected consumers opted for more affordable luggage options. Despite these challenges, Samsonite managed to maintain resilient margins through expense management.

On the positive side, Taiwan Semiconductor Manufacturing Company (TSMC) contributed to performance. As the world’s largest contract chip manufacturer, TSMC plays a crucial role in producing graphic processing units essential for generative artificial intelligence (AI). The company exceeded expectations with its results and guidance, driven by strong demand for AI and high-end smartphone components. TSMC’s strategic partnerships with hyperscalers and leading technology firms position it well in the AI space. Furthermore, productivity enhancements have improved margins and increased returns on investments.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI ACWI® ex US Growth
Jun 19	$50,000	$50,000
Oct 19	$54,407	$54,790
Oct 20	$75,476	$61,052
Oct 21	$95,493	$79,161
Oct 22	$51,272	$54,629
Oct 23	$59,141	$61,222
Oct 24	$70,447	$76,118

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 06/03/2019) Footnote Reference1	19.12%	5.30%	6.54%
MSCI ACWI® ex US Growth	24.33%	5.78%	6.79%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	97.8%
Repurchase Agreement	4.6%
Other liabilities in excess of assets	-2.4%
United Kingdom	16.2%
Japan	13.9%
United States	11.2%
France	8.0%
Taiwan	7.3%
Canada	6.6%
Netherlands	6.5%
China	4.8%
Germany	4.4%
Austria	3.2%
Other CountriesFootnote Reference#	17.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$47,686,923
Number of Portfolio Holdings	43
Portfolio Turnover Rate	43.00%
Advisory Fees - net of reimbursement & waiver, if any	$136,317

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Janus Henderson Overseas Fund

Annual Shareholder Report - October 31, 2024

TSR-OF-IS (10-24)

Nationwide Loomis All Cap Growth Fund

Class A: NWZLX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$156	1.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

The Fund’s positions in Nvidia, Meta Platforms, and Netflix contributed the most to performance. Stock selection in the information technology, healthcare, and communication services sectors, as well as our allocations in the communication services and industrials sectors, contributed positively to relative performance.

The Fund’s positions in Mobileye Global, Boeing, and Yum China detracted the most from performance. Stock selection in the industrials, consumer discretionary, consumer staples, and financials sectors, as well as our allocations in the information technology, healthcare, financials, consumer discretionary, and consumer staples sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often, our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses to take advantage of meaningful price dislocations when they occur. During the period, we initiated a new position in Nike. We added to our existing holdings in Amazon, Boeing, Disney, Mobileye, Monster Beverage, Shopify, Starbucks, Tesla, and Veeva Systems. We trimmed our positions in Meta Platforms and Nvidia as they reached our historic maximum allowable position size due to market appreciation. We sold our positions in Grail and Sandoz, both of which we received as spin-offs from existing holdings Illumina and Novartis, respectively.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 3000® Growth Index
May 17	$9,425	$10,000	$10,000
Oct 17	$10,339	$10,892	$11,241
Oct 18	$10,836	$11,610	$13,078
Oct 19	$12,405	$13,177	$15,215
Oct 20	$15,644	$14,514	$19,505
Oct 21	$20,301	$20,885	$27,855
Oct 22	$14,405	$17,435	$20,983
Oct 23	$17,738	$18,897	$24,618
Oct 24	$25,698	$26,050	$35,307

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 05/31/2017)	44.87%	15.68%	14.48%
Class A (with sales charge)Footnote Reference1	36.52%	14.32%	13.57%
Russell 3000® Index	37.86%	14.60%	13.61%
Russell 3000® Growth Index	43.42%	18.34%	17.31%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-ACG-A (10-24)

Nationwide Loomis All Cap Growth Fund

Class R6: NWZMX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$101	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

The Fund’s positions in Nvidia, Meta Platforms, and Netflix contributed the most to performance. Stock selection in the information technology, healthcare, and communication services sectors, as well as our allocations in the communication services and industrials sectors, contributed positively to relative performance.

The Fund’s positions in Mobileye Global, Boeing, and Yum China detracted the most from performance. Stock selection in the industrials, consumer discretionary, consumer staples, and financials sectors, as well as our allocations in the information technology, healthcare, financials, consumer discretionary, and consumer staples sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often, our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses to take advantage of meaningful price dislocations when they occur. During the period, we initiated a new position in Nike. We added to our existing holdings in Amazon, Boeing, Disney, Mobileye, Monster Beverage, Shopify, Starbucks, Tesla, and Veeva Systems. We trimmed our positions in Meta Platforms and Nvidia as they reached our historic maximum allowable position size due to market appreciation. We sold our positions in Grail and Sandoz, both of which we received as spin-offs from existing holdings Illumina and Novartis, respectively.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 3000® Growth Index
May 17	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,100,000	$1,089,200	$1,124,100
Oct 18	$1,156,658	$1,161,043	$1,307,778
Oct 19	$1,329,387	$1,317,665	$1,521,469
Oct 20	$1,685,073	$1,451,382	$1,950,523
Oct 21	$2,197,426	$2,088,527	$2,785,542
Oct 22	$1,567,146	$1,743,549	$2,098,349
Oct 23	$1,936,296	$1,889,661	$2,461,783
Oct 24	$2,819,370	$2,604,996	$3,530,735

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 05/31/2017) Footnote Reference1	45.61%	16.23%	14.99%
Russell 3000® Index	37.86%	14.60%	13.61%
Russell 3000® Growth Index	43.42%	18.34%	17.31%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-ACG-R6 (10-24)

Nationwide Loomis All Cap Growth Fund

Eagle Class: NWADX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$113	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

The Fund’s positions in Nvidia, Meta Platforms, and Netflix contributed the most to performance. Stock selection in the information technology, healthcare, and communication services sectors, as well as our allocations in the communication services and industrials sectors, contributed positively to relative performance.

The Fund’s positions in Mobileye Global, Boeing, and Yum China detracted the most from performance. Stock selection in the industrials, consumer discretionary, consumer staples, and financials sectors, as well as our allocations in the information technology, healthcare, financials, consumer discretionary, and consumer staples sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often, our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses to take advantage of meaningful price dislocations when they occur. During the period, we initiated a new position in Nike. We added to our existing holdings in Amazon, Boeing, Disney, Mobileye, Monster Beverage, Shopify, Starbucks, Tesla, and Veeva Systems. We trimmed our positions in Meta Platforms and Nvidia as they reached our historic maximum allowable position size due to market appreciation. We sold our positions in Grail and Sandoz, both of which we received as spin-offs from existing holdings Illumina and Novartis, respectively.

Total Return Based on a $50,000  Investment

	Eagle Class	Russell 3000® Index	Russell 3000® Growth Index
Jun 18	$50,000	$50,000	$50,000
Oct 18	$48,810	$49,945	$49,885
Oct 19	$56,130	$56,682	$58,036
Oct 20	$71,073	$62,435	$74,402
Oct 21	$92,541	$89,843	$106,254
Oct 22	$65,900	$75,003	$80,041
Oct 23	$81,419	$81,288	$93,904
Oct 24	$118,390	$112,060	$134,679

Average Annual Total Returns

	1 Year	5 Years	Since inception
Eagle Class - (Inception 06/27/2018) Footnote Reference1	45.41%	16.10%	14.55%
Russell 3000® Index	37.86%	14.60%	13.39%
Russell 3000® Growth Index	43.42%	18.34%	16.65%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-ACG-E (10-24)

Nationwide Loomis All Cap Growth Fund

Institutional Service Class: NWZNX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$108	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, ours is a selective, high-conviction portfolio of typically 30-45 names.

The Fund’s positions in Nvidia, Meta Platforms, and Netflix contributed the most to performance. Stock selection in the information technology, healthcare, and communication services sectors, as well as our allocations in the communication services and industrials sectors, contributed positively to relative performance.

The Fund’s positions in Mobileye Global, Boeing, and Yum China detracted the most from performance. Stock selection in the industrials, consumer discretionary, consumer staples, and financials sectors, as well as our allocations in the information technology, healthcare, financials, consumer discretionary, and consumer staples sectors, detracted from relative performance.

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often, our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses to take advantage of meaningful price dislocations when they occur. During the period, we initiated a new position in Nike. We added to our existing holdings in Amazon, Boeing, Disney, Mobileye, Monster Beverage, Shopify, Starbucks, Tesla, and Veeva Systems. We trimmed our positions in Meta Platforms and Nvidia as they reached our historic maximum allowable position size due to market appreciation. We sold our positions in Grail and Sandoz, both of which we received as spin-offs from existing holdings Illumina and Novartis, respectively.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 3000® Growth Index
May 17	$50,000	$50,000	$50,000
Oct 17	$54,900	$54,460	$56,205
Oct 18	$57,645	$58,052	$65,389
Oct 19	$66,237	$65,883	$76,073
Oct 20	$83,916	$72,569	$97,526
Oct 21	$109,426	$104,426	$139,277
Oct 22	$78,030	$87,177	$104,917
Oct 23	$96,458	$94,483	$123,089
Oct 24	$140,267	$130,250	$176,537

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 05/31/2017) Footnote Reference1	45.42%	16.19%	14.92%
Russell 3000® Index	37.86%	14.60%	13.61%
Russell 3000® Growth Index	43.42%	18.34%	17.31%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreement	3.4%
Other liabilities in excess of assets	-2.2%
Software	14.0%
Semiconductors & Semiconductor Equipment	13.7%
Interactive Media & Services	12.5%
Entertainment	7.7%
Broadline Retail	6.6%
Automobiles	5.7%
Financial Services	5.4%
Biotechnology	4.7%
Beverages	3.6%
Capital Markets	3.6%
Other IndustriesFootnote Reference#	22.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$206,721,135
Number of Portfolio Holdings	44
Portfolio Turnover Rate	8.16%
Advisory Fees - net of reimbursement & waiver, if any	$1,407,475

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-ACG-IS (10-24)

Nationwide Loomis Core Bond Fund

Class A: NWJGX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$82	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The beginning of the period marked a point where the Federal Reserve (Fed) stopped tightening monetary policy to combat inflation. Fixed income spread sectors had deteriorated during the tightening period and recovered after the Fed held policy steady. Spread sectors experienced declining premiums during the period as sentiment improved. This provided a constructive backdrop for the Fund to generate returns over the benchmark by favoring risk assets like corporate bonds and securitized assets.

The three main components of alpha drivers contributed during the period. Duration and yield, while held close to the benchmark, resulted in a positive outcome, albeit small. The bulk of excess return came from allocation decisions as the Fund favored risk assets. Security selection was positive as well. Corporate bonds were the largest benefit to performance due to an overweight position in the sector while spreads compressed. Additionally, issue selection generated positive results. Securitized assets like Asset-Backed Securities and Commercial Mortgage-Backed Securities also contributed from allocation decisions and issue selection.

Agency mortgage-backed exposures detracted from results due to the underweight and experienced some negative issue selection. Pass-through securities detracted the most by way of an underweight, while Collateralized Mortgage Obligations experienced negative issue selection. Within corporate sectors, holdings in communication issuers detracted from results.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 14	$9,775	$10,000
Oct 15	$9,892	$10,196
Oct 16	$10,350	$10,641
Oct 17	$10,444	$10,737
Oct 18	$10,174	$10,517
Oct 19	$11,367	$11,727
Oct 20	$12,111	$12,453
Oct 21	$12,094	$12,393
Oct 22	$10,159	$10,450
Oct 23	$10,224	$10,488
Oct 24	$11,347	$11,594

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	10.98%	-0.04%	1.50%
Class A (with sales charge)Footnote Reference1	8.50%	-0.50%	1.27%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	31.8%
U.S. Treasury Obligations	29.5%
Mortgage-Backed Securities	17.4%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	4.7%
Repurchase Agreements	4.1%
Collateralized Mortgage Obligations	3.9%
Other liabilities in excess of assets	-1.9%
Banks	6.8%
Capital Markets	4.4%
Insurance	3.9%
Financial Services	2.0%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	0.9%
Electric Utilities	0.8%
Trading Companies & Distributors	0.7%
Electronic Equipment, Instruments & Components	0.7%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	77.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$583,105,661
Number of Portfolio Holdings	525
Portfolio Turnover Rate	143.41%
Advisory Fees - net of reimbursement & waiver, if any	$2,043,076

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-LCB-A (10-24)

Nationwide Loomis Core Bond Fund

Class R6: NWJIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$48	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The beginning of the period marked a point where the Federal Reserve (Fed) stopped tightening monetary policy to combat inflation. Fixed income spread sectors had deteriorated during the tightening period and recovered after the Fed held policy steady. Spread sectors experienced declining premiums during the period as sentiment improved. This provided a constructive backdrop for the Fund to generate returns over the benchmark by favoring risk assets like corporate bonds and securitized assets.

The three main components of alpha drivers contributed during the period. Duration and yield, while held close to the benchmark, resulted in a positive outcome, albeit small. The bulk of excess return came from allocation decisions as the Fund favored risk assets. Security selection was positive as well. Corporate bonds were the largest benefit to performance due to an overweight position in the sector while spreads compressed. Additionally, issue selection generated positive results. Securitized assets like Asset-Backed Securities and Commercial Mortgage-Backed Securities also contributed from allocation decisions and issue selection.

Agency mortgage-backed exposures detracted from results due to the underweight and experienced some negative issue selection. Pass-through securities detracted the most by way of an underweight, while Collateralized Mortgage Obligations experienced negative issue selection. Within corporate sectors, holdings in communication issuers detracted from results.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,014,816	$1,019,559
Oct 16	$1,065,184	$1,064,114
Oct 17	$1,078,691	$1,073,691
Oct 18	$1,055,622	$1,051,680
Oct 19	$1,183,779	$1,172,729
Oct 20	$1,264,906	$1,245,321
Oct 21	$1,265,955	$1,239,343
Oct 22	$1,065,878	$1,045,014
Oct 23	$1,075,737	$1,048,776
Oct 24	$1,196,378	$1,159,383

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	11.21%	0.21%	1.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	31.8%
U.S. Treasury Obligations	29.5%
Mortgage-Backed Securities	17.4%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	4.7%
Repurchase Agreements	4.1%
Collateralized Mortgage Obligations	3.9%
Other liabilities in excess of assets	-1.9%
Banks	6.8%
Capital Markets	4.4%
Insurance	3.9%
Financial Services	2.0%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	0.9%
Electric Utilities	0.8%
Trading Companies & Distributors	0.7%
Electronic Equipment, Instruments & Components	0.7%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	77.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$583,105,661
Number of Portfolio Holdings	525
Portfolio Turnover Rate	143.41%
Advisory Fees - net of reimbursement & waiver, if any	$2,043,076

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-LCB-R6 (10-24)

Nationwide Loomis Core Bond Fund

Institutional Service Class: NWJJX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$75	0.71%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The beginning of the period marked a point where the Federal Reserve (Fed) stopped tightening monetary policy to combat inflation. Fixed income spread sectors had deteriorated during the tightening period and recovered after the Fed held policy steady. Spread sectors experienced declining premiums during the period as sentiment improved. This provided a constructive backdrop for the Fund to generate returns over the benchmark by favoring risk assets like corporate bonds and securitized assets.

The three main components of alpha drivers contributed during the period. Duration and yield, while held close to the benchmark, resulted in a positive outcome, albeit small. The bulk of excess return came from allocation decisions as the Fund favored risk assets. Security selection was positive as well. Corporate bonds were the largest benefit to performance due to an overweight position in the sector while spreads compressed. Additionally, issue selection generated positive results. Securitized assets like Asset-Backed Securities and Commercial Mortgage-Backed Securities also contributed from allocation decisions and issue selection.

Agency mortgage-backed exposures detracted from results due to the underweight and experienced some negative issue selection. Pass-through securities detracted the most by way of an underweight, while Collateralized Mortgage Obligations experienced negative issue selection. Within corporate sectors, holdings in communication issuers detracted from results.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 14	$50,000	$50,000
Oct 15	$50,709	$50,978
Oct 16	$53,103	$53,206
Oct 17	$53,643	$53,685
Oct 18	$52,369	$52,584
Oct 19	$58,524	$58,636
Oct 20	$62,380	$62,266
Oct 21	$62,276	$61,967
Oct 22	$52,359	$52,251
Oct 23	$52,713	$52,439
Oct 24	$58,413	$57,969

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	10.81%	-0.04%	1.57%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	31.8%
U.S. Treasury Obligations	29.5%
Mortgage-Backed Securities	17.4%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	4.7%
Repurchase Agreements	4.1%
Collateralized Mortgage Obligations	3.9%
Other liabilities in excess of assets	-1.9%
Banks	6.8%
Capital Markets	4.4%
Insurance	3.9%
Financial Services	2.0%
Consumer Finance	1.6%
Oil, Gas & Consumable Fuels	0.9%
Electric Utilities	0.8%
Trading Companies & Distributors	0.7%
Electronic Equipment, Instruments & Components	0.7%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	77.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$583,105,661
Number of Portfolio Holdings	525
Portfolio Turnover Rate	143.41%
Advisory Fees - net of reimbursement & waiver, if any	$2,043,076

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-LCB-IS (10-24)

Nationwide Loomis Short Term Bond Fund

Class A: NWJSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$81	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The beginning of the period marked a point where the Federal Reserve (Fed) stopped tightening monetary policy to combat inflation. Fixed income spread sectors had deteriorated during the tightening period and recovered after the Fed held policy steady. Spread sectors experienced declining premiums during the period as sentiment improved. This provided a constructive backdrop for the Fund to generate returns over the benchmark by favoring risk assets like corporate bonds and securitized assets.

The three main components of alpha drivers contributed during the period. Duration and yield curve, while held close to the benchmark, resulted in a positive outcome, albeit small. The bulk of excess return came from allocation decisions as the Fund favored risk assets. Security selection was positive as well. Corporate bonds were the largest benefit to performance due to an overweight position in the sector while spreads compressed. Additionally, issue selection generated positive issue results. Securitized assets like Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also contributed from allocation decisions. Issue selection in U.S. Treasuries was beneficial to performance.

Issue selection in CMBS detracted from results. Within corporate sectors, holdings in finance companies, electric, and consumer cyclical issuers detracted from results.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 14	$9,775	$10,000	$10,000
Oct 15	$9,823	$10,196	$10,087
Oct 16	$9,970	$10,641	$10,219
Oct 17	$10,017	$10,737	$10,288
Oct 18	$10,042	$10,517	$10,323
Oct 19	$10,601	$11,727	$10,827
Oct 20	$11,066	$12,453	$11,194
Oct 21	$11,136	$12,393	$11,189
Oct 22	$10,489	$10,450	$10,643
Oct 23	$11,008	$10,488	$10,987
Oct 24	$11,856	$11,594	$11,673

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	7.70%	2.26%	1.95%
Class A (with sales charge)Footnote Reference1	5.30%	1.80%	1.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	6.25%	1.51%	1.56%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	46.4%
Asset-Backed Securities	31.4%
U.S. Treasury Obligations	14.6%
Repurchase Agreement	5.6%
Commercial Mortgage-Backed Securities	5.4%
Other liabilities in excess of assets	-3.4%
Banks	9.8%
Capital Markets	4.6%
Insurance	3.2%
Financial Services	2.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.1%
Electric Utilities	2.0%
Automobiles	1.6%
Multi-Utilities	1.4%
Specialty Retail	1.1%
Other IndustriesFootnote Reference#	69.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$99,084,946
Number of Portfolio Holdings	402
Portfolio Turnover Rate	251.90%
Advisory Fees - net of reimbursement & waiver, if any	$272,330

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-STB-A (10-24)

Nationwide Loomis Short Term Bond Fund

Class R6: NWJUX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$45	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The beginning of the period marked a point where the Federal Reserve (Fed) stopped tightening monetary policy to combat inflation. Fixed income spread sectors had deteriorated during the tightening period and recovered after the Fed held policy steady. Spread sectors experienced declining premiums during the period as sentiment improved. This provided a constructive backdrop for the Fund to generate returns over the benchmark by favoring risk assets like corporate bonds and securitized assets.

The three main components of alpha drivers contributed during the period. Duration and yield curve, while held close to the benchmark, resulted in a positive outcome, albeit small. The bulk of excess return came from allocation decisions as the Fund favored risk assets. Security selection was positive as well. Corporate bonds were the largest benefit to performance due to an overweight position in the sector while spreads compressed. Additionally, issue selection generated positive issue results. Securitized assets like Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also contributed from allocation decisions. Issue selection in U.S. Treasuries was beneficial to performance.

Issue selection in CMBS detracted from results. Within corporate sectors, holdings in finance companies, electric, and consumer cyclical issuers detracted from results.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,008,010	$1,019,559	$1,008,703
Oct 16	$1,026,310	$1,064,114	$1,021,917
Oct 17	$1,034,647	$1,073,691	$1,028,764
Oct 18	$1,040,587	$1,051,680	$1,032,262
Oct 19	$1,101,991	$1,172,729	$1,082,739
Oct 20	$1,154,033	$1,245,321	$1,119,444
Oct 21	$1,164,233	$1,239,343	$1,118,884
Oct 22	$1,101,616	$1,045,014	$1,064,283
Oct 23	$1,160,024	$1,048,776	$1,098,659
Oct 24	$1,252,288	$1,159,383	$1,167,289

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.95%	2.59%	2.28%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	6.25%	1.51%	1.56%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	46.4%
Asset-Backed Securities	31.4%
U.S. Treasury Obligations	14.6%
Repurchase Agreement	5.6%
Commercial Mortgage-Backed Securities	5.4%
Other liabilities in excess of assets	-3.4%
Banks	9.8%
Capital Markets	4.6%
Insurance	3.2%
Financial Services	2.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.1%
Electric Utilities	2.0%
Automobiles	1.6%
Multi-Utilities	1.4%
Specialty Retail	1.1%
Other IndustriesFootnote Reference#	69.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$99,084,946
Number of Portfolio Holdings	402
Portfolio Turnover Rate	251.90%
Advisory Fees - net of reimbursement & waiver, if any	$272,330

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-STB-R6 (10-24)

Nationwide Loomis Short Term Bond Fund

Institutional Service Class: NWJVX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$52	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The beginning of the period marked a point where the Federal Reserve (Fed) stopped tightening monetary policy to combat inflation. Fixed income spread sectors had deteriorated during the tightening period and recovered after the Fed held policy steady. Spread sectors experienced declining premiums during the period as sentiment improved. This provided a constructive backdrop for the Fund to generate returns over the benchmark by favoring risk assets like corporate bonds and securitized assets.

The three main components of alpha drivers contributed during the period. Duration and yield curve, while held close to the benchmark, resulted in a positive outcome, albeit small. The bulk of excess return came from allocation decisions as the Fund favored risk assets. Security selection was positive as well. Corporate bonds were the largest benefit to performance due to an overweight position in the sector while spreads compressed. Additionally, issue selection generated positive issue results. Securitized assets like Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also contributed from allocation decisions. Issue selection in U.S. Treasuries was beneficial to performance.

Issue selection in CMBS detracted from results. Within corporate sectors, holdings in finance companies, electric, and consumer cyclical issuers detracted from results.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$50,378	$50,978	$50,435
Oct 16	$51,309	$53,206	$51,096
Oct 17	$51,684	$53,685	$51,438
Oct 18	$51,891	$52,584	$51,613
Oct 19	$54,980	$58,636	$54,137
Oct 20	$57,550	$62,266	$55,972
Oct 21	$58,035	$61,967	$55,944
Oct 22	$54,892	$52,251	$53,214
Oct 23	$57,737	$52,439	$54,933
Oct 24	$62,285	$57,969	$58,364

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.88%	2.53%	2.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	6.25%	1.51%	1.56%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	46.4%
Asset-Backed Securities	31.4%
U.S. Treasury Obligations	14.6%
Repurchase Agreement	5.6%
Commercial Mortgage-Backed Securities	5.4%
Other liabilities in excess of assets	-3.4%
Banks	9.8%
Capital Markets	4.6%
Insurance	3.2%
Financial Services	2.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.1%
Electric Utilities	2.0%
Automobiles	1.6%
Multi-Utilities	1.4%
Specialty Retail	1.1%
Other IndustriesFootnote Reference#	69.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$99,084,946
Number of Portfolio Holdings	402
Portfolio Turnover Rate	251.90%
Advisory Fees - net of reimbursement & waiver, if any	$272,330

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Annual Shareholder Report - October 31, 2024

TSR-STB-IS (10-24)

Nationwide Mid Cap Market Index Fund

Class A: GMXAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$78	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its Index.

The U.S. mid-cap equity market experienced robust gains. Initially, in the fourth quarter of 2023, higher interest rates and increasing Middle East conflicts dampened the outlook going into the new year. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. mid-cap equities continued their momentum, driven by optimism around AI development and strong earnings reports. An inflation reading in February 2024 and strong labor market data dampened rate cut expectations, diminishing the outlook at the time for mid-cap stocks. Nevertheless, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound through the end of October.

From a sector perspective, financials, information technology, and utilities were the top performers, while energy, health care, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	S&P MidCap 400® Index
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,685	$10,449	$10,342
Oct 16	$10,221	$10,892	$10,989
Oct 17	$12,532	$13,504	$13,570
Oct 18	$12,579	$14,395	$13,708
Oct 19	$13,617	$16,337	$14,945
Oct 20	$13,358	$17,995	$14,773
Oct 21	$19,760	$25,894	$21,997
Oct 22	$17,369	$21,617	$19,458
Oct 23	$17,071	$23,429	$19,252
Oct 24	$22,545	$32,298	$25,603

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	32.07%	10.61%	9.11%
Class A (with sales charge)Footnote Reference1	24.51%	9.30%	8.47%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2024

TSR-MCX-A (10-24)

Nationwide Mid Cap Market Index Fund

Class R: GMXRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$116	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its Index.

The U.S. mid-cap equity market experienced robust gains. Initially, in the fourth quarter of 2023, higher interest rates and increasing Middle East conflicts dampened the outlook going into the new year. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. mid-cap equities continued their momentum, driven by optimism around AI development and strong earnings reports. An inflation reading in February 2024 and strong labor market data dampened rate cut expectations, diminishing the outlook at the time for mid-cap stocks. Nevertheless, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound through the end of October.

From a sector perspective, financials, information technology, and utilities were the top performers, while energy, health care, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $10,000  Investment

	Class R	Russell 3000® Index	S&P MidCap 400® Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$10,248	$10,449	$10,342
Oct 16	$10,783	$10,892	$10,989
Oct 17	$13,189	$13,504	$13,570
Oct 18	$13,193	$14,395	$13,708
Oct 19	$14,243	$16,337	$14,945
Oct 20	$13,926	$17,995	$14,773
Oct 21	$20,553	$25,894	$21,997
Oct 22	$18,022	$21,617	$19,458
Oct 23	$17,647	$23,429	$19,252
Oct 24	$23,236	$32,298	$25,603

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	31.67%	10.28%	8.80%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2024

TSR-MCX-R (10-24)

Nationwide Mid Cap Market Index Fund

Class R6: GMXIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its Index.

The U.S. mid-cap equity market experienced robust gains. Initially, in the fourth quarter of 2023, higher interest rates and increasing Middle East conflicts dampened the outlook going into the new year. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. mid-cap equities continued their momentum, driven by optimism around AI development and strong earnings reports. An inflation reading in February 2024 and strong labor market data dampened rate cut expectations, diminishing the outlook at the time for mid-cap stocks. Nevertheless, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound through the end of October.

From a sector perspective, financials, information technology, and utilities were the top performers, while energy, health care, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	S&P MidCap 400® Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,032,136	$1,044,899	$1,034,200
Oct 16	$1,093,657	$1,089,235	$1,098,941
Oct 17	$1,346,878	$1,350,427	$1,356,972
Oct 18	$1,357,421	$1,439,501	$1,370,813
Oct 19	$1,476,007	$1,633,686	$1,494,461
Oct 20	$1,453,525	$1,799,473	$1,477,274
Oct 21	$2,158,994	$2,589,427	$2,199,662
Oct 22	$1,905,800	$2,161,712	$1,945,821
Oct 23	$1,880,693	$2,342,867	$1,925,195
Oct 24	$2,495,414	$3,229,763	$2,560,317

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	32.69%	11.07%	9.58%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2024

TSR-MCX-R6 (10-24)

Nationwide Mid Cap Market Index Fund

Institutional Service Class: NWXQX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$56	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its Index.

The U.S. mid-cap equity market experienced robust gains. Initially, in the fourth quarter of 2023, higher interest rates and increasing Middle East conflicts dampened the outlook going into the new year. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. mid-cap equities continued their momentum, driven by optimism around AI development and strong earnings reports. An inflation reading in February 2024 and strong labor market data dampened rate cut expectations, diminishing the outlook at the time for mid-cap stocks. Nevertheless, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound through the end of October.

From a sector perspective, financials, information technology, and utilities were the top performers, while energy, health care, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	S&P MidCap 400® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$55,881	$59,335	$57,165
Oct 18	$56,207	$63,249	$57,748
Oct 19	$60,975	$71,781	$62,957
Oct 20	$59,951	$79,065	$62,233
Oct 21	$88,922	$113,774	$92,665
Oct 22	$78,317	$94,981	$81,971
Oct 23	$77,103	$102,941	$81,102
Oct 24	$102,018	$141,909	$107,858

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	32.31%	10.84%	9.45%
Russell 3000® Index	37.86%	14.60%	14.05%
S&P MidCap 400® Index	32.99%	11.37%	10.08%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.8%
Repurchase Agreements	3.2%
Other liabilities in excess of assets	-3.0%
Banks	5.9%
Insurance	4.4%
Machinery	4.4%
Oil, Gas & Consumable Fuels	4.3%
Specialty Retail	3.9%
Building Products	3.5%
Capital Markets	3.5%
Hotels, Restaurants & Leisure	3.2%
Software	3.1%
Biotechnology	2.8%
Other IndustriesFootnote Reference#	61.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$607,443,941
Number of Portfolio Holdings	405
Portfolio Turnover Rate	17.74%
Advisory Fees - net of reimbursement & waiver, if any	$1,101,339

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2024

TSR-MCX-IS (10-24)

Nationwide NYSE Arca Tech 100 Index Fund

Class A: NWJCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$77	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global equities turned in a positive performance across developed and emerging markets for the 12-month period ending October 31, 2024. Coupled with durable, albeit, softer economic growth, global inflation rates continued to cool. The lowered rates allowed central bank policymakers in the U.S., Europe, the UK, and a host of other countries to initiate the long-awaited loosening of monetary policy. Multiple geopolitical concerns remained in the spotlight throughout the period including the ongoing conflicts in Eastern Europe and the Middle East, continued trade disruptions and elevated US-China tensions.

The objective of the portfolio is to track the total return of the NYSE Arca Tech 100 Index. To pursue this goal, the portfolio is fully invested in the stocks that comprise the Index. The portfolio’s holdings are carefully selected to match the composition of the Index as closely as possible in terms of security, sector and country exposure.

Communication Services, Information Technology and Consumer Discretionary were the best-performing sectors during the period. The United States, Germany and Taiwan topped the list of best-performing countries contributing to the portfolio’s returns.

Energy, Materials, and Health Care were the three worst-performing sectors, while Canada, South Korea and Finland were the three worst-performing countries.

During the period, the portfolio occasionally utilized exchange-traded futures contracts, specifically Nasdaq-100® Index E-mini contracts. The purpose of these investments was to reduce the impact of cash drag from minor uninvested cash balances and pending dividend receivables, and as such, it did not have a material impact on the portfolio’s returns.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 14	$9,424	$10,000	$10,000
Oct 15	$9,635	$10,486	$10,166
Oct 16	$10,297	$10,933	$10,806
Oct 17	$13,867	$13,520	$14,696
Oct 18	$15,007	$14,464	$16,023
Oct 19	$17,610	$16,511	$18,942
Oct 20	$20,116	$18,305	$21,747
Oct 21	$28,148	$26,269	$30,618
Oct 22	$22,496	$21,967	$24,651
Oct 23	$25,714	$24,050	$28,346
Oct 24	$35,783	$33,206	$39,576

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	39.16%	15.24%	14.27%
Class A (with sales charge)Footnote Reference1	31.15%	13.88%	13.60%
Russell 1000® Index	38.07%	15.00%	12.75%
NYSE Arca Tech 100 Index℠	39.62%	15.88%	15.08%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.6%
Repurchase Agreements	1.6%
Other liabilities in excess of assets	-1.2%
Software	24.7%
Semiconductors & Semiconductor Equipment	20.2%
Aerospace & Defense	7.7%
Communications Equipment	6.4%
Life Sciences Tools & Services	6.1%
Financial Services	4.5%
Interactive Media & Services	4.5%
Biotechnology	3.4%
IT Services	3.4%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	16.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$671,602,444
Number of Portfolio Holdings	103
Portfolio Turnover Rate	22.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,336

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-ATX-A (10-24)

Nationwide NYSE Arca Tech 100 Index Fund

Class R6: NWJEX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$35	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global equities turned in a positive performance across developed and emerging markets for the 12-month period ending October 31, 2024. Coupled with durable, albeit, softer economic growth, global inflation rates continued to cool. The lowered rates allowed central bank policymakers in the U.S., Europe, the UK, and a host of other countries to initiate the long-awaited loosening of monetary policy. Multiple geopolitical concerns remained in the spotlight throughout the period including the ongoing conflicts in Eastern Europe and the Middle East, continued trade disruptions and elevated US-China tensions.

The objective of the portfolio is to track the total return of the NYSE Arca Tech 100 Index. To pursue this goal, the portfolio is fully invested in the stocks that comprise the Index. The portfolio’s holdings are carefully selected to match the composition of the Index as closely as possible in terms of security, sector and country exposure.

Communication Services, Information Technology and Consumer Discretionary were the best-performing sectors during the period. The United States, Germany and Taiwan topped the list of best-performing countries contributing to the portfolio’s returns.

Energy, Materials, and Health Care were the three worst-performing sectors, while Canada, South Korea and Finland were the three worst-performing countries.

During the period, the portfolio occasionally utilized exchange-traded futures contracts, specifically Nasdaq-100® Index E-mini contracts. The purpose of these investments was to reduce the impact of cash drag from minor uninvested cash balances and pending dividend receivables, and as such, it did not have a material impact on the portfolio’s returns.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,025,989	$1,048,647	$1,016,600
Oct 16	$1,100,522	$1,093,272	$1,080,646
Oct 17	$1,487,598	$1,352,034	$1,469,570
Oct 18	$1,615,348	$1,446,377	$1,602,272
Oct 19	$1,901,959	$1,651,070	$1,894,206
Oct 20	$2,180,284	$1,830,473	$2,174,738
Oct 21	$3,060,955	$2,626,940	$3,061,814
Oct 22	$2,454,615	$2,196,695	$2,465,067
Oct 23	$2,815,409	$2,405,027	$2,834,580
Oct 24	$3,931,337	$3,320,593	$3,957,641

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	39.64%	15.63%	14.67%
Russell 1000® Index	38.07%	15.00%	12.75%
NYSE Arca Tech 100 Index℠	39.62%	15.88%	15.08%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.6%
Repurchase Agreements	1.6%
Other liabilities in excess of assets	-1.2%
Software	24.7%
Semiconductors & Semiconductor Equipment	20.2%
Aerospace & Defense	7.7%
Communications Equipment	6.4%
Life Sciences Tools & Services	6.1%
Financial Services	4.5%
Interactive Media & Services	4.5%
Biotechnology	3.4%
IT Services	3.4%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	16.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$671,602,444
Number of Portfolio Holdings	103
Portfolio Turnover Rate	22.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,336

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-ATX-R6 (10-24)

Nationwide NYSE Arca Tech 100 Index Fund

Institutional Service Class: NWJFX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global equities turned in a positive performance across developed and emerging markets for the 12-month period ending October 31, 2024. Coupled with durable, albeit, softer economic growth, global inflation rates continued to cool. The lowered rates allowed central bank policymakers in the U.S., Europe, the UK, and a host of other countries to initiate the long-awaited loosening of monetary policy. Multiple geopolitical concerns remained in the spotlight throughout the period including the ongoing conflicts in Eastern Europe and the Middle East, continued trade disruptions and elevated US-China tensions.

The objective of the portfolio is to track the total return of the NYSE Arca Tech 100 Index. To pursue this goal, the portfolio is fully invested in the stocks that comprise the Index. The portfolio’s holdings are carefully selected to match the composition of the Index as closely as possible in terms of security, sector and country exposure.

Communication Services, Information Technology and Consumer Discretionary were the best-performing sectors during the period. The United States, Germany and Taiwan topped the list of best-performing countries contributing to the portfolio’s returns.

Energy, Materials, and Health Care were the three worst-performing sectors, while Canada, South Korea and Finland were the three worst-performing countries.

During the period, the portfolio occasionally utilized exchange-traded futures contracts, specifically Nasdaq-100® Index E-mini contracts. The purpose of these investments was to reduce the impact of cash drag from minor uninvested cash balances and pending dividend receivables, and as such, it did not have a material impact on the portfolio’s returns.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 14	$50,000	$50,000	$50,000
Oct 15	$51,237	$52,432	$50,830
Oct 16	$54,870	$54,664	$54,032
Oct 17	$74,078	$67,602	$73,479
Oct 18	$80,353	$72,319	$80,114
Oct 19	$94,499	$82,554	$94,710
Oct 20	$108,197	$91,524	$108,737
Oct 21	$151,729	$131,347	$153,091
Oct 22	$121,518	$109,835	$123,253
Oct 23	$139,229	$120,251	$141,729
Oct 24	$194,159	$166,030	$197,882

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	39.45%	15.49%	14.53%
Russell 1000® Index	38.07%	15.00%	12.75%
NYSE Arca Tech 100 Index℠	39.62%	15.88%	15.08%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.6%
Repurchase Agreements	1.6%
Other liabilities in excess of assets	-1.2%
Software	24.7%
Semiconductors & Semiconductor Equipment	20.2%
Aerospace & Defense	7.7%
Communications Equipment	6.4%
Life Sciences Tools & Services	6.1%
Financial Services	4.5%
Interactive Media & Services	4.5%
Biotechnology	3.4%
IT Services	3.4%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	16.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$671,602,444
Number of Portfolio Holdings	103
Portfolio Turnover Rate	22.71%
Advisory Fees - net of reimbursement & waiver, if any	$1,471,336

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-ATX-IS (10-24)

Nationwide S&P 500 Index Fund

Class A: GRMAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

The U.S. equity market experienced robust gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged high interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. Concerns of a ‘valuation bubble’ emerged but were mitigated by strong earnings. An increase in inflation in February 2024 and strong labor market data dampened rate cut expectations.

The Consumer Price Index (CPI) rose 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound and new all-time highs for some indices.

From a sector perspective, information technology, communication services, and financials were the top performers, while energy, health care, and consumer staples were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Oct 14	$9,426	$10,000
Oct 15	$9,864	$10,520
Oct 16	$10,247	$10,994
Oct 17	$12,593	$13,592
Oct 18	$13,434	$14,591
Oct 19	$15,267	$16,682
Oct 20	$16,643	$18,302
Oct 21	$23,662	$26,156
Oct 22	$20,098	$22,334
Oct 23	$21,997	$24,599
Oct 24	$30,181	$33,952

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	37.21%	14.60%	12.34%
Class A (with sales charge)Footnote Reference1	29.33%	13.26%	11.68%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SPX-A (10-24)

Nationwide S&P 500 Index Fund

Class R: GRMRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$110	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

The U.S. equity market experienced robust gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged high interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. Concerns of a ‘valuation bubble’ emerged but were mitigated by strong earnings. An increase in inflation in February 2024 and strong labor market data dampened rate cut expectations.

The Consumer Price Index (CPI) rose 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound and new all-time highs for some indices.

From a sector perspective, information technology, communication services, and financials were the top performers, while energy, health care, and consumer staples were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $10,000  Investment

	Class R	S&P 500® Index
Oct 14	$10,000	$10,000
Oct 15	$10,426	$10,520
Oct 16	$10,811	$10,994
Oct 17	$13,252	$13,592
Oct 18	$14,117	$14,591
Oct 19	$16,009	$16,682
Oct 20	$17,406	$18,302
Oct 21	$24,651	$26,156
Oct 22	$20,860	$22,334
Oct 23	$22,752	$24,599
Oct 24	$31,114	$33,952

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	36.75%	14.21%	12.02%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SPX-R (10-24)

Nationwide S&P 500 Index Fund

Class R6: GRMIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$22	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

The U.S. equity market experienced robust gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged high interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. Concerns of a ‘valuation bubble’ emerged but were mitigated by strong earnings. An increase in inflation in February 2024 and strong labor market data dampened rate cut expectations.

The Consumer Price Index (CPI) rose 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound and new all-time highs for some indices.

From a sector perspective, information technology, communication services, and financials were the top performers, while energy, health care, and consumer staples were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Oct 14	$1,000,000	$1,000,000
Oct 15	$1,050,643	$1,052,000
Oct 16	$1,096,651	$1,099,445
Oct 17	$1,352,866	$1,359,244
Oct 18	$1,450,150	$1,459,149
Oct 19	$1,654,462	$1,668,245
Oct 20	$1,812,159	$1,830,231
Oct 21	$2,586,340	$2,615,583
Oct 22	$2,205,163	$2,233,447
Oct 23	$2,424,014	$2,459,918
Oct 24	$3,339,110	$3,395,179

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	37.75%	15.08%	12.81%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SPX-R6 (10-24)

Nationwide S&P 500 Index Fund

Institutional Service Class: GRISX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

The U.S. equity market experienced robust gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged high interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. Concerns of a ‘valuation bubble’ emerged but were mitigated by strong earnings. An increase in inflation in February 2024 and strong labor market data dampened rate cut expectations.

The Consumer Price Index (CPI) rose 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound and new all-time highs for some indices.

From a sector perspective, information technology, communication services, and financials were the top performers, while energy, health care, and consumer staples were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Oct 14	$50,000	$50,000
Oct 15	$52,405	$52,600
Oct 16	$54,532	$54,972
Oct 17	$67,142	$67,962
Oct 18	$71,761	$72,957
Oct 19	$81,694	$83,412
Oct 20	$89,279	$91,512
Oct 21	$127,107	$130,779
Oct 22	$108,040	$111,672
Oct 23	$118,508	$122,996
Oct 24	$162,827	$169,759

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	37.40%	14.79%	12.53%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SPX-IS (10-24)

Nationwide S&P 500 Index Fund

Service Class: GRMSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$69	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized a full replication approach relative to its holdings in the Index.

The U.S. equity market experienced robust gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged high interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. Concerns of a ‘valuation bubble’ emerged but were mitigated by strong earnings. An increase in inflation in February 2024 and strong labor market data dampened rate cut expectations.

The Consumer Price Index (CPI) rose 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound and new all-time highs for some indices.

From a sector perspective, information technology, communication services, and financials were the top performers, while energy, health care, and consumer staples were among the top laggards for the one-year period as of the end of October.

Total Return Based on a $50,000  Investment

	Service Class	S&P 500® Index
Oct 14	$25,000	$25,000
Oct 15	$26,167	$26,300
Oct 16	$27,193	$27,486
Oct 17	$33,418	$33,981
Oct 18	$35,675	$36,479
Oct 19	$40,554	$41,706
Oct 20	$44,247	$45,756
Oct 21	$62,882	$65,390
Oct 22	$53,392	$55,836
Oct 23	$58,450	$61,498
Oct 24	$80,197	$84,879

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	37.21%	14.61%	12.36%
S&P 500 ® Index	38.02%	15.27%	13.00%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
Semiconductors & Semiconductor Equipment	11.5%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.5%
Interactive Media & Services	6.4%
Financial Services	4.2%
Broadline Retail	3.7%
Pharmaceuticals	3.5%
Banks	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	43.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$1,587,471,467
Number of Portfolio Holdings	506
Portfolio Turnover Rate	3.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,836,521

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SPX-Service (10-24)

Nationwide Small Cap Index Fund

Class A: GMRAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$79	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized an optimized sampling approach relative to its holdings in the Index.

The U.S. small-cap equity market experienced strong gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged higher interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. small-cap equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. An increase in the inflation reading in February 2024, along with strong labor market data, dampened expectations for rate cuts. Overall, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound.

From a sector perspective, financials, information technology, and consumer staples were the top performers, while energy, utilities, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Index
Oct 14	$9,423	$10,000	$10,000
Oct 15	$9,414	$10,449	$10,034
Oct 16	$9,764	$10,892	$10,446
Oct 17	$12,412	$13,504	$13,356
Oct 18	$12,574	$14,395	$13,603
Oct 19	$13,121	$16,337	$14,269
Oct 20	$13,073	$17,995	$14,249
Oct 21	$19,572	$25,894	$21,488
Oct 22	$15,861	$21,617	$17,504
Oct 23	$14,426	$23,429	$16,006
Oct 24	$19,233	$32,298	$21,459

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	33.32%	7.95%	7.40%
Class A (with sales charge)Footnote Reference1	25.62%	6.67%	6.76%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SCX-A (10-24)

Nationwide Small Cap Index Fund

Class R: GMSRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$118	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized an optimized sampling approach relative to its holdings in the Index.

The U.S. small-cap equity market experienced strong gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged higher interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. small-cap equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. An increase in the inflation reading in February 2024, along with strong labor market data, dampened expectations for rate cuts. Overall, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound.

From a sector perspective, financials, information technology, and consumer staples were the top performers, while energy, utilities, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $10,000  Investment

	Class R	Russell 3000® Index	Russell 2000® Index
Oct 14	$10,000	$10,000	$10,000
Oct 15	$9,982	$10,449	$10,034
Oct 16	$10,335	$10,892	$10,446
Oct 17	$13,119	$13,504	$13,356
Oct 18	$13,249	$14,395	$13,603
Oct 19	$13,794	$16,337	$14,269
Oct 20	$13,684	$17,995	$14,249
Oct 21	$20,431	$25,894	$21,488
Oct 22	$16,498	$21,617	$17,504
Oct 23	$14,974	$23,429	$16,006
Oct 24	$19,882	$32,298	$21,459

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1,Footnote Reference2	32.77%	7.59%	7.11%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Footnote	Description
Footnote[1]	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SCX-R (10-24)

Nationwide Small Cap Index Fund

Class R6: GMRIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$30	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized an optimized sampling approach relative to its holdings in the Index.

The U.S. small-cap equity market experienced strong gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged higher interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. small-cap equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. An increase in the inflation reading in February 2024, along with strong labor market data, dampened expectations for rate cuts. Overall, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound.

From a sector perspective, financials, information technology, and consumer staples were the top performers, while energy, utilities, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
Oct 14	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,003,239	$1,044,899	$1,003,400
Oct 16	$1,044,845	$1,089,235	$1,044,640
Oct 17	$1,333,572	$1,350,427	$1,335,572
Oct 18	$1,357,455	$1,439,501	$1,360,280
Oct 19	$1,422,058	$1,633,686	$1,426,934
Oct 20	$1,422,562	$1,799,473	$1,424,936
Oct 21	$2,139,338	$2,589,427	$2,148,803
Oct 22	$1,740,650	$2,161,712	$1,750,415
Oct 23	$1,590,346	$2,342,867	$1,600,580
Oct 24	$2,127,900	$3,229,763	$2,145,897

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	33.80%	8.39%	7.84%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SCX-R6 (10-24)

Nationwide Small Cap Index Fund

Institutional Service Class: NWXRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$59	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilized an optimized sampling approach relative to its holdings in the Index.

The U.S. small-cap equity market experienced strong gains overall. Initially, in the fourth quarter of 2023, the market was dampened by expectations of prolonged higher interest rates and increasing Middle East conflicts. However, optimistic inflation data later in the quarter led to hopes that interest rates had peaked, causing a market rally.

In the first quarter of 2024, U.S. small-cap equity markets continued their momentum, driven by optimism around AI development and strong earnings reports. An increase in the inflation reading in February 2024, along with strong labor market data, dampened expectations for rate cuts. Overall, positive earnings and hopes for future rate cuts kept market sentiment positive.

The Consumer Price Index (CPI) rose by 0.3% in April and remained flat in May, while unemployment increased slightly. These factors led the Federal Reserve (Fed) to keep rates unchanged, reducing expectations of multiple rate cuts to just one by year-end in the second quarter.

In the third quarter of 2024, a mix of optimism and caution characterized the market. A weaker CPI in July extended the bull market, but a lower-than-expected jobs report in August raised concerns about an economic slowdown, causing a temporary sell-off. Geopolitical risks and U.S. election developments increased volatility. The Fed cut rates by 50 basis points in September, leading to a market rebound.

From a sector perspective, financials, information technology, and consumer staples were the top performers, while energy, utilities, and communication services were among the top laggards for the one-year period ending in October.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$56,076	$59,335	$57,510
Oct 18	$56,912	$63,249	$58,574
Oct 19	$59,492	$71,781	$61,444
Oct 20	$59,363	$79,065	$61,358
Oct 21	$89,097	$113,774	$92,528
Oct 22	$72,351	$94,981	$75,373
Oct 23	$66,002	$102,941	$68,921
Oct 24	$88,055	$141,909	$92,403

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016) Footnote Reference1	33.41%	8.16%	7.43%
Russell 3000® Index	37.86%	14.60%	14.05%
Russell 2000® Index	34.07%	8.50%	7.92%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.6%
Other liabilities in excess of assets	-8.5%
Banks	9.4%
Biotechnology	8.3%
Software	5.6%
Machinery	3.5%
Health Care Equipment & Supplies	2.9%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.7%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	57.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$238,731,868
Number of Portfolio Holdings	1,933
Portfolio Turnover Rate	15.50%
Advisory Fees - net of reimbursement & waiver, if any	$344,188

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2024

TSR-SCX-IS (10-24)

Nationwide Small Company Growth Fund

Class A: NWSAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$148	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the period, several factors affected the Fund’s performance. At the end of 2023, the Federal Reserve neared the end of its interest rate hikes as inflation was abating. This enabled more normal market conditions to return, where fundamentals drove stock prices, which was a positive.

At the beginning of 2024, we experienced an interruption of the market normalization, as the Personal Consumption Expenditures (PCE) inflation report, released in February, showed re-accelerating inflation. This reduced the number of interest rate cuts the market was expecting and caused investors to move away from the types of high-growth companies we own in the Small Company strategy, hurting our performance.

Another negative factor that drove underperformance was fundamental demand weakness that our medical/health care portfolio companies experienced, which comprise about 30% of the portfolio. The weakness was driven by destocking of instrument and equipment sales at the customer level that were pulled forward due to higher government spending for medical research during the pandemic. Additionally, biotech and smaller pharma companies, which rely on the capital markets to fund product development, experienced higher costs of capital due to rising interest rates, which limited drug development spending.

Finally, toward the end of the period, the Federal Reserve cut interest rates by 50 basis points in mid-September. This appeared to create a step back toward the normal, fundamental-driven market we experienced at the end of 2023.

The Small Company investment philosophy does not change quarter to quarter and is not geared toward any specific market conditions or circumstances. While we are impacted by market movements, our consistent investment process does not change in anticipation of one or another type of market.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$9,427	$10,000	$10,000
Oct 15	$10,171	$10,449	$10,352
Oct 16	$10,609	$10,892	$10,302
Oct 17	$14,223	$13,504	$13,495
Oct 18	$15,952	$14,395	$14,053
Oct 19	$17,756	$16,337	$14,952
Oct 20	$22,528	$17,995	$16,951
Oct 21	$27,519	$25,894	$23,469
Oct 22	$16,923	$21,617	$17,362
Oct 23	$15,874	$23,429	$16,037
Oct 24	$19,546	$32,298	$21,889

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	23.13%	1.94%	7.56%
Class A (with sales charge)Footnote Reference1	16.04%	0.74%	6.93%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.1%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	1.7%
Software	52.4%
Health Care Equipment & Supplies	11.6%
Life Sciences Tools & Services	11.0%
Health Care Technology	4.6%
Biotechnology	4.1%
Professional Services	4.1%
Machinery	4.0%
Electronic Equipment, Instruments & Components	3.3%
Trading Companies & Distributors	2.4%
Electrical Equipment	1.3%
Other IndustriesFootnote Reference#	1.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$111,121,273
Number of Portfolio Holdings	41
Portfolio Turnover Rate	8.89%
Advisory Fees - net of reimbursement & waiver, if any	$1,012,463

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Company Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-SCO-A (10-24)

Nationwide Small Company Growth Fund

Institutional Service Class: NWSIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide Small Company Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$131	1.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the period, several factors affected the Fund’s performance. At the end of 2023, the Federal Reserve neared the end of its interest rate hikes as inflation was abating. This enabled more normal market conditions to return, where fundamentals drove stock prices, which was a positive.

At the beginning of 2024, we experienced an interruption of the market normalization, as the Personal Consumption Expenditures (PCE) inflation report, released in February, showed re-accelerating inflation. This reduced the number of interest rate cuts the market was expecting and caused investors to move away from the types of high-growth companies we own in the Small Company strategy, hurting our performance.

Another negative factor that drove underperformance was fundamental demand weakness that our medical/health care portfolio companies experienced, which comprise about 30% of the portfolio. The weakness was driven by destocking of instrument and equipment sales at the customer level that were pulled forward due to higher government spending for medical research during the pandemic. Additionally, biotech and smaller pharma companies, which rely on the capital markets to fund product development, experienced higher costs of capital due to rising interest rates, which limited drug development spending.

Finally, toward the end of the period, the Federal Reserve cut interest rates by 50 basis points in mid-September. This appeared to create a step back toward the normal, fundamental-driven market we experienced at the end of 2023.

The Small Company investment philosophy does not change quarter to quarter and is not geared toward any specific market conditions or circumstances. While we are impacted by market movements, our consistent investment process does not change in anticipation of one or another type of market.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Growth Index
Oct 14	$50,000	$50,000	$50,000
Oct 15	$54,051	$52,245	$51,762
Oct 16	$56,447	$54,462	$51,508
Oct 17	$75,748	$67,521	$67,476
Oct 18	$85,140	$71,975	$70,263
Oct 19	$94,844	$81,684	$74,759
Oct 20	$120,547	$89,974	$84,755
Oct 21	$147,538	$129,471	$117,343
Oct 22	$90,844	$108,086	$86,810
Oct 23	$85,355	$117,143	$80,187
Oct 24	$105,224	$161,488	$109,447

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	23.28%	2.10%	7.72%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.1%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	1.7%
Software	52.4%
Health Care Equipment & Supplies	11.6%
Life Sciences Tools & Services	11.0%
Health Care Technology	4.6%
Biotechnology	4.1%
Professional Services	4.1%
Machinery	4.0%
Electronic Equipment, Instruments & Components	3.3%
Trading Companies & Distributors	2.4%
Electrical Equipment	1.3%
Other IndustriesFootnote Reference#	1.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$111,121,273
Number of Portfolio Holdings	41
Portfolio Turnover Rate	8.89%
Advisory Fees - net of reimbursement & waiver, if any	$1,012,463

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Company Growth Fund

Annual Shareholder Report - October 31, 2024

TSR-SCO-IS (10-24)

Nationwide U.S. 130/30 Equity Portfolio

Class R6

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$58	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities rallied during the fiscal year ending October 31, 2024. Anticipation of Federal Reserve rate cuts, culminating in a cut in September 2024, bolstered confidence in an economic soft landing. Significant gains in large growth stocks, particularly those related to artificial intelligence, propelled the market higher. Growth stocks outperformed value stocks, large-cap stocks outpaced small-cap stocks, and dynamic stocks surpassed defensive stocks.

The 130/30 portfolio strategy allows for a modest short exposure alongside a predominantly long portfolio. This strategy allocates approximately 130% of capital to long equity exposures and about 30% to short equity exposures, maintaining a 100% net exposure to the benchmark’s systematic risk and return. This structure enables us to fully leverage our security valuation insights compared to a long-only portfolio.

Positive contributions to relative performance came from utilities, consumer discretionary, and financials, while healthcare, industrials, and communication services detracted. Security selection in healthcare, industrials, and information technology negatively impacted performance, whereas security selection in utilities, consumer discretionary, and financials contributed. Overweights in consumer discretionary and materials, and an underweight in communication services, hurt performance, while an overweight in information technology and underweights in consumer staples and healthcare helped.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Sep 22	$1,000,000	$981,700
Oct 22	$990,000	$981,700
Oct 23	$1,065,649	$1,081,244
Oct 24	$1,434,732	$1,492,333

Average Annual Total Returns

	1 Year	Since inception
Class R6 - (Inception 09/09/2022) Footnote Reference1	34.63%	18.35%
S&P 500 ® Index	38.02%	19.74%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.5%
Other assets in excess of liabilities	2.5%
Software	10.6%
Semiconductors & Semiconductor Equipment	8.1%
Technology Hardware, Storage & Peripherals	6.3%
Insurance	5.8%
Hotels, Restaurants & Leisure	5.0%
Health Care Providers & Services	4.9%
Professional Services	3.5%
Chemicals	3.3%
Financial Services	3.2%
Consumer Finance	3.0%
Other Industries	46.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$513,438,136
Number of Portfolio Holdings	277
Portfolio Turnover Rate	105.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,929,806

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide U.S. 130/30 Equity Portfolio

Annual Shareholder Report - October 31, 2024

TSR-130-30-R6 (10-24)

Nationwide WCM Focused Small Cap Fund

Class A: NWGPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$132	1.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Small-cap markets rallied to close out 2023, and the Russell 2000® Index ran up over 22% in the final two months of the year. While market volatility has been evident throughout 2024, domestic markets have continued to climb, coming off the strong finish to the prior calendar year. We often say that we may underperform in times of market exuberance, as quality businesses are overlooked for highly leveraged, poor cash-generating companies. While the Fund’s absolute performance was excellent, we struggled to keep up with the benchmark.

Attribution analysis shows the Fund’s underperformance was mainly due to stock selection.

From an allocation perspective, the Fund’s underweight to Financials, and more specifically its avoidance of Banks (up nearly 48% for the period), hurt relative performance. Shifting to sector selection, Consumer Staples was the largest detractor for the period, where Grocery Outlet Holdings (GO) and Interparfums (IPAR) were both key detractors within the sector. Financials was another sector that detracted vis-à-vis sector selection. Finally, picks in Consumer Discretionary and Health Care also hurt relative performance.

Looking at the contributors for the period, from an allocation perspective, the Fund’s avoidance of Energy (worst in the benchmark) was the largest contributor to performance. Additionally, the Fund’s overweighting to Industrials (5th best) as well as its avoidance of Utilities (2nd worst) also helped relative performance. There were two key contributors for the Fund vis-à-vis sector selection: Industrials and Real Estate. Industrials was led by Hillman Solutions (HLMN), Verra Mobility (VRRM), and CSW Industrials (CSWI). Real Estate was led by Cushman and Wakefield (CWK).

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 14	$9,424	$10,000	$10,000	$10,000
Oct 15	$9,461	$10,449	$10,034	$9,712
Oct 16	$9,929	$10,892	$10,446	$10,568
Oct 17	$12,958	$13,504	$13,356	$13,189
Oct 18	$12,584	$14,395	$13,603	$13,112
Oct 19	$14,394	$16,337	$14,269	$13,534
Oct 20	$12,505	$17,995	$14,289	$11,650
Oct 21	$17,496	$25,894	$21,548	$19,141
Oct 22	$15,533	$21,617	$17,553	$17,087
Oct 23	$16,016	$23,429	$16,051	$15,390
Oct 24	$20,456	$32,298	$21,520	$20,280

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	27.72%	7.28%	8.06%
Class A (with sales charge)Footnote Reference1	20.38%	6.02%	7.42%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.9%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	2.9%
Health Care Providers & Services	14.7%
Building Products	11.4%
Chemicals	8.9%
Professional Services	5.8%
Insurance	4.7%
Electronic Equipment, Instruments & Components	4.7%
Health Care Equipment & Supplies	4.5%
Real Estate Management & Development	4.1%
Machinery	3.9%
Construction & Engineering	3.7%
Other IndustriesFootnote Reference#	33.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$249,354,733
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,630,921

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Annual Shareholder Report - October 31, 2024

TSR-FSC-A (10-24)

Nationwide WCM Focused Small Cap Fund

Class R6: NWKEX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$91	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Small-cap markets rallied to close out 2023, and the Russell 2000® Index ran up over 22% in the final two months of the year. While market volatility has been evident throughout 2024, domestic markets have continued to climb, coming off the strong finish to the prior calendar year. We often say that we may underperform in times of market exuberance, as quality businesses are overlooked for highly leveraged, poor cash-generating companies. While the Fund’s absolute performance was excellent, we struggled to keep up with the benchmark.

Attribution analysis shows the Fund’s underperformance was mainly due to stock selection.

From an allocation perspective, the Fund’s underweight to Financials, and more specifically its avoidance of Banks (up nearly 48% for the period), hurt relative performance. Shifting to sector selection, Consumer Staples was the largest detractor for the period, where Grocery Outlet Holdings (GO) and Interparfums (IPAR) were both key detractors within the sector. Financials was another sector that detracted vis-à-vis sector selection. Finally, picks in Consumer Discretionary and Health Care also hurt relative performance.

Looking at the contributors for the period, from an allocation perspective, the Fund’s avoidance of Energy (worst in the benchmark) was the largest contributor to performance. Additionally, the Fund’s overweighting to Industrials (5th best) as well as its avoidance of Utilities (2nd worst) also helped relative performance. There were two key contributors for the Fund vis-à-vis sector selection: Industrials and Real Estate. Industrials was led by Hillman Solutions (HLMN), Verra Mobility (VRRM), and CSW Industrials (CSWI). Real Estate was led by Cushman and Wakefield (CWK).

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Oct 15	$1,007,507	$1,044,899	$1,003,400	$971,200
Oct 16	$1,061,250	$1,089,235	$1,044,640	$1,056,763
Oct 17	$1,389,937	$1,350,427	$1,335,572	$1,318,946
Oct 18	$1,354,604	$1,439,501	$1,360,280	$1,311,164
Oct 19	$1,554,776	$1,633,686	$1,426,934	$1,353,383
Oct 20	$1,355,336	$1,799,473	$1,428,931	$1,164,992
Oct 21	$1,902,743	$2,589,427	$2,154,829	$1,914,082
Oct 22	$1,695,834	$2,161,712	$1,755,323	$1,708,701
Oct 23	$1,754,283	$2,342,867	$1,605,068	$1,539,027
Oct 24	$2,249,451	$3,229,763	$2,151,991	$2,027,967

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	28.23%	7.67%	8.44%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.9%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	2.9%
Health Care Providers & Services	14.7%
Building Products	11.4%
Chemicals	8.9%
Professional Services	5.8%
Insurance	4.7%
Electronic Equipment, Instruments & Components	4.7%
Health Care Equipment & Supplies	4.5%
Real Estate Management & Development	4.1%
Machinery	3.9%
Construction & Engineering	3.7%
Other IndustriesFootnote Reference#	33.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$249,354,733
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,630,921

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Annual Shareholder Report - October 31, 2024

TSR-FSC-R6 (10-24)

Nationwide WCM Focused Small Cap Fund

Institutional Service Class: NWGSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$100	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Small-cap markets rallied to close out 2023, and the Russell 2000® Index ran up over 22% in the final two months of the year. While market volatility has been evident throughout 2024, domestic markets have continued to climb, coming off the strong finish to the prior calendar year. We often say that we may underperform in times of market exuberance, as quality businesses are overlooked for highly leveraged, poor cash-generating companies. While the Fund’s absolute performance was excellent, we struggled to keep up with the benchmark.

Attribution analysis shows the Fund’s underperformance was mainly due to stock selection.

From an allocation perspective, the Fund’s underweight to Financials, and more specifically its avoidance of Banks (up nearly 48% for the period), hurt relative performance. Shifting to sector selection, Consumer Staples was the largest detractor for the period, where Grocery Outlet Holdings (GO) and Interparfums (IPAR) were both key detractors within the sector. Financials was another sector that detracted vis-à-vis sector selection. Finally, picks in Consumer Discretionary and Health Care also hurt relative performance.

Looking at the contributors for the period, from an allocation perspective, the Fund’s avoidance of Energy (worst in the benchmark) was the largest contributor to performance. Additionally, the Fund’s overweighting to Industrials (5th best) as well as its avoidance of Utilities (2nd worst) also helped relative performance. There were two key contributors for the Fund vis-à-vis sector selection: Industrials and Real Estate. Industrials was led by Hillman Solutions (HLMN), Verra Mobility (VRRM), and CSW Industrials (CSWI). Real Estate was led by Cushman and Wakefield (CWK).

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 14	$50,000	$50,000	$50,000	$50,000
Oct 15	$50,392	$52,245	$50,170	$48,560
Oct 16	$53,011	$54,462	$52,232	$52,838
Oct 17	$69,380	$67,521	$66,779	$65,947
Oct 18	$67,554	$71,975	$68,014	$65,558
Oct 19	$77,428	$81,684	$71,347	$67,669
Oct 20	$67,458	$89,974	$71,447	$58,250
Oct 21	$94,624	$129,471	$107,741	$95,704
Oct 22	$84,247	$108,086	$87,766	$85,435
Oct 23	$87,113	$117,143	$80,253	$76,951
Oct 24	$111,587	$161,488	$107,600	$101,398

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.09%	7.58%	8.36%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.9%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	2.9%
Health Care Providers & Services	14.7%
Building Products	11.4%
Chemicals	8.9%
Professional Services	5.8%
Insurance	4.7%
Electronic Equipment, Instruments & Components	4.7%
Health Care Equipment & Supplies	4.5%
Real Estate Management & Development	4.1%
Machinery	3.9%
Construction & Engineering	3.7%
Other IndustriesFootnote Reference#	33.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2024.

Key Fund Statistics

Net Assets	$249,354,733
Number of Portfolio Holdings	33
Portfolio Turnover Rate	17.79%
Advisory Fees - net of reimbursement & waiver, if any	$1,630,921

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Annual Shareholder Report - October 31, 2024

TSR-FSC-IS (10-24)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 19 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit and operations committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for  professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal   years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d):    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024, respectively.

	2023	2024

Audit Fees	$1,322,500	$1,325,200
Audit-Related Fees	$0	$0
Tax Fees(a)	$37,749	$37,609
All Other Fees	$0	$0

Total	$1,360,249	$1,362,809

(a)        Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024, respectively.

	2023	2024

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)           (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7)  of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit and Operations Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2023 and October 31, 2024, respectively:

	2023	2024

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2023 and October 31, 2024, respectively:

	2023	2024

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal year ended October 31, 2024, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g)  The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended October 31, 2023 and October 31, 2024, were $1,970,000 and $2,058,614, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit and Operations Committee has considered whether the provision by   PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5.    Audit Committee of Listed Registrants.

(a)     If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not Applicable.

(b)    If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not Applicable.

Item 6.    Investments.

(a)     File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form or is included in the financial statements filed under Item 7 of this Form.

The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)    If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)    Name of the issuer;

(2)    Exchange ticker symbol;

(3)    Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)    Total number of shares or, for debt securities, principal amount divested;
(5)    Date(s) that the securities were divested;

(6)    If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)    Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)     An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

(b)    An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Annual Report
October 31, 2024
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments.
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 38
Notes to Financial Statements 48
Report of Independent Registered Public Accounting Firm 63
Supplemental Information 64

2 - Statement of Investments - October 31, 2024 - Nationwide Destination 2025 Fund
Investment Companies 89 .6%
Shares Value ($)
Alternative Assets 5.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 878,136 8,790,140
Total Alternative Assets
(cost $8,425,321) 8,790,140
Equity Funds 33.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,083,605 25,920,043
Nationwide International Index
Fund, Class R6(a) 1,496,461 13,557,938
Nationwide Mid Cap Market
Index Fund, Class R6(a) 155,906 2,810,981
Nationwide Small Cap Index
Fund, Class R6(a) 7,455 93,182
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 720,416 9,473,473
Total Equity Funds
(cost $42,841,230) 51,855,617
Fixed Income Funds 50.6%
Nationwide Bond Portfolio, Class
R6(a) 7,886,948 68,379,839
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,133,244 10,187,866
Total Fixed Income Funds
(cost $84,917,571) 78,567,705
Total Investment Companies
(cost $136,184,122) 139,213,462
Exchange Traded Funds 2 .5%
Shares Value ($)
Equity Fund 1.5%
iShares Core MSCI Emerging
Markets ETF 42,366 2,356,397
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 16,263 1,503,514
Total Exchange Traded Funds
(cost $3,806,318) 3,859,911
Short-Term Investment 7 .9%
Money Market Fund 7.9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (b) 12,285,246 12,285,246
Total Short-Term Investment
(cost $12,285,246)
12,285,246
Total Investments
(cost $152,275,686) — 100.0% 155,358,619
Liabilities in excess of other assets — 0.0%
†
(57,206)
NET ASSETS — 100.0% $ 155,301,413
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2030 Fund - October 31, 2024 - Statement of Investments - 3
Investment Companies 92 .4%
Shares Value ($)
Alternative Assets 4.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 854,283 8,551,374
Total Alternative Assets
(cost $8,353,302) 8,551,374
Equity Funds 50.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,193,717 52,169,846
Nationwide International Index
Fund, Class R6(a) 3,102,614 28,109,681
Nationwide Mid Cap Market
Index Fund, Class R6(a) 351,234 6,332,756
Nationwide Small Cap Index
Fund, Class R6(a) 217,123 2,714,038
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,495,514 19,666,007
Total Equity Funds
(cost $91,106,885) 108,992,328
Fixed Income Funds 37.8%
Nationwide Bond Portfolio, Class
R6(a) 8,665,683 75,131,470
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 697,234 6,268,136
Total Fixed Income Funds
(cost $87,526,293) 81,399,606
Total Investment Companies
(cost $186,986,480) 198,943,308
Exchange Traded Funds 3 .2%
Shares Value ($)
Equity Fund 2.4%
iShares Core MSCI Emerging
Markets ETF 91,792 5,105,471
Fixed Income Fund 0.8%
iShares 20+ Year Treasury Bond
ETF 18,497 1,710,048
Total Exchange Traded Funds
(cost $6,395,829) 6,815,519
Short-Term Investment 4 .5%
Money Market Fund 4.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (b) 9,716,695 9,716,695
Total Short-Term Investment
(cost $9,716,695)
9,716,695
Total Investments
(cost $203,099,004) — 100.1% 215,475,522
Liabilities in excess of other assets — (0.1)% (136,496)
NET ASSETS — 100.0% $ 215,339,026
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - October 31, 2024 - Nationwide Destination 2035 Fund
Investment Companies 93 .8%
Shares Value ($)
Alternative Assets 2.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 590,694 5,912,850
Total Alternative Assets
(cost $5,818,661) 5,912,850
Equity Funds 61.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,736,418 58,921,035
Nationwide International Index
Fund, Class R6(a) 3,542,535 32,095,367
Nationwide Mid Cap Market
Index Fund, Class R6(a) 480,986 8,672,181
Nationwide Small Cap Index
Fund, Class R6(a) 423,236 5,290,445
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,740,211 22,883,768
Total Equity Funds
(cost $107,547,535) 127,862,796
Fixed Income Funds 29.3%
Nationwide Bond Portfolio, Class
R6(a) 6,726,572 58,319,377
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 279,240 2,510,368
Total Fixed Income Funds
(cost $64,613,904) 60,829,745
Total Investment Companies
(cost $177,980,100) 194,605,391
Exchange Traded Funds 3 .9%
Shares Value ($)
Equity Fund 3.3%
iShares Core MSCI Emerging
Markets ETF 122,739 6,826,743
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 13,933 1,288,107
Total Exchange Traded Funds
(cost $7,527,729) 8,114,850
Short-Term Investment 2 .3%
Money Market Fund 2.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (b) 4,748,726 4,748,726
Total Short-Term Investment
(cost $4,748,726)
4,748,726
Total Investments
(cost $190,256,555) — 100.0% 207,468,967
Liabilities in excess of other assets — 0.0%
†
(57,033)
NET ASSETS — 100.0% $ 207,411,934
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2040 Fund - October 31, 2024 - Statement of Investments - 5
Investment Companies 94 .4%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 377,300 3,776,768
Total Alternative Assets
(cost $3,666,180) 3,776,768
Equity Funds 72.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,217,227 64,902,308
Nationwide International Index
Fund, Class R6(a) 3,850,093 34,881,843
Nationwide Mid Cap Market
Index Fund, Class R6(a) 588,668 10,613,687
Nationwide Small Cap Index
Fund, Class R6(a) 435,394 5,442,420
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,877,890 24,694,253
Total Equity Funds
(cost $119,990,295) 140,534,511
Fixed Income Funds 19.9%
Nationwide Bond Portfolio, Class
R6(a) 4,365,070 37,845,153
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 81,867 735,986
Total Fixed Income Funds
(cost $40,119,101) 38,581,139
Total Investment Companies
(cost $163,775,576) 182,892,418
Exchange Traded Funds 4 .5%
Shares Value ($)
Equity Fund 4.0%
iShares Core MSCI Emerging
Markets ETF 137,468 7,645,970
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 10,945 1,011,866
Total Exchange Traded Funds
(cost $7,889,582) 8,657,836
Short-Term Investment 1 .1%
Money Market Fund 1.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (b) 2,085,106 2,085,106
Total Short-Term Investment
(cost $2,085,106)
2,085,106
Total Investments
(cost $173,750,264) — 100.0% 193,635,360
Liabilities in excess of other assets — 0.0%
†
(19,787)
NET ASSETS — 100.0% $ 193,615,573
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - October 31, 2024 - Nationwide Destination 2045 Fund
Investment Companies 94 .8%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 169,243 1,694,118
Total Alternative Assets
(cost $1,659,990) 1,694,118
Equity Funds 79.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,910,602 61,087,886
Nationwide International Index
Fund, Class R6(a) 3,780,756 34,253,650
Nationwide Mid Cap Market
Index Fund, Class R6(a) 614,441 11,078,365
Nationwide Small Cap Index
Fund, Class R6(a) 400,103 5,001,281
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,841,576 24,216,726
Total Equity Funds
(cost $115,576,009) 135,637,908
Fixed Income Fund 14.6%
Nationwide Bond Portfolio, Class
R6(a) 2,896,635 25,113,826
Total Fixed Income Funds
(cost $26,026,746) 25,113,826
Total Investment Companies
(cost $143,262,745) 162,445,852
Exchange Traded Funds 4 .7%
Shares Value ($)
Equity Fund 4.2%
iShares Core MSCI Emerging
Markets ETF 128,493 7,146,781
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 10,219 944,746
Total Exchange Traded Funds
(cost $7,385,096) 8,091,527
Short-Term Investment 0 .5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (b) 844,400 844,400
Total Short-Term Investment
(cost $844,400)
844,400
Total Investments
(cost $151,492,241) — 100.0% 171,381,779
Liabilities in excess of other assets — 0.0%
†
(62,956)
NET ASSETS — 100.0% $ 171,318,823
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2050 Fund - October 31, 2024 - Statement of Investments - 7
Investment Companies 94 .9%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 43,066 431,086
Total Alternative Assets
(cost $417,817) 431,086
Equity Funds 82.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,287,674 65,778,660
Nationwide International Index
Fund, Class R6(a) 3,854,998 34,926,280
Nationwide Mid Cap Market
Index Fund, Class R6(a) 682,527 12,305,967
Nationwide Small Cap Index
Fund, Class R6(a) 420,012 5,250,150
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,979,008 26,023,959
Total Equity Funds
(cost $124,172,234) 144,285,016
Fixed Income Fund 12.1%
Nationwide Bond Portfolio, Class
R6(a) 2,445,650 21,203,786
Total Fixed Income Funds
(cost $21,759,154) 21,203,786
Total Investment Companies
(cost $146,349,205) 165,919,888
Exchange Traded Funds 5 .1%
Shares Value ($)
Equity Fund 4.5%
iShares Core MSCI Emerging
Markets ETF 142,092 7,903,157
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 10,948 1,012,143
Total Exchange Traded Funds
(cost $8,018,916) 8,915,300
Total Investments
(cost $154,368,121) — 100.0% 174,835,188
Liabilities in excess of other assets — 0.0%
†
(86,544)
NET ASSETS — 100.0% $ 174,748,644
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - October 31, 2024 - Nationwide Destination 2055 Fund
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 84.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,539,215 44,027,839
Nationwide International Index
Fund, Class R6(a) 2,770,953 25,104,832
Nationwide Mid Cap Market
Index Fund, Class R6(a) 476,049 8,583,172
Nationwide Small Cap Index
Fund, Class R6(a) 285,017 3,562,718
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,337,008 17,581,653
Total Equity Funds
(cost $85,404,521) 98,860,214
Fixed Income Fund 10.2%
Nationwide Bond Portfolio, Class
R6(a) 1,378,182 11,948,838
Total Fixed Income Funds
(cost $12,116,060) 11,948,838
Total Investment Companies
(cost $97,520,581) 110,809,052
Exchange Traded Funds 5 .2%
Shares Value ($)
Equity Fund 4.6%
iShares Core MSCI Emerging
Markets ETF 96,703 5,378,621
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 7,309 675,717
Total Exchange Traded Funds
(cost $5,411,658) 6,054,338
Total Investments
(cost $102,932,239) — 100.0% 116,863,390
Liabilities in excess of other assets — 0.0%
†
(44,948)
NET ASSETS — 100.0% $ 116,818,442
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2060 Fund - October 31, 2024 - Statement of Investments - 9
Investment Companies 95 .0%
Shares Value ($)
Equity Funds 85.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,729,874 21,519,627
Nationwide International Index
Fund, Class R6(a) 1,350,833 12,238,551
Nationwide Mid Cap Market
Index Fund, Class R6(a) 245,838 4,432,451
Nationwide Small Cap Index
Fund, Class R6(a) 144,790 1,809,877
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 661,685 8,701,162
Total Equity Funds
(cost $42,375,603) 48,701,668
Fixed Income Fund 9.3%
Nationwide Bond Portfolio, Class
R6(a) 607,436 5,266,473
Total Fixed Income Funds
(cost $5,224,840) 5,266,473
Total Investment Companies
(cost $47,600,443) 53,968,141
Exchange Traded Funds 5 .0%
Shares Value ($)
Equity Fund 4.6%
iShares Core MSCI Emerging
Markets ETF 47,505 2,642,228
Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond
ETF 2,534 234,268
Total Exchange Traded Funds
(cost $2,510,818) 2,876,496
Total Investments
(cost $50,111,261) — 100.0% 56,844,637
Liabilities in excess of other assets — 0.0%
†
(22,564)
NET ASSETS — 100.0% $ 56,822,073
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - October 31, 2024 - Nationwide Destination 2065 Fund
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 86.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 304,193 3,784,164
Nationwide International Index
Fund, Class R6(a) 239,190 2,167,060
Nationwide Mid Cap Market
Index Fund, Class R6(a) 44,395 800,447
Nationwide Small Cap Index
Fund, Class R6(a) 25,930 324,120
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 115,349 1,516,833
Total Equity Funds
(cost $7,701,894) 8,592,624
Fixed Income Fund 8.5%
Nationwide Bond Portfolio, Class
R6(a) 98,034 849,955
Total Fixed Income Funds
(cost $835,780) 849,955
Total Investment Companies
(cost $8,537,674) 9,442,579
Exchange Traded Funds 4 .9%
Shares Value ($)
Equity Fund 4.6%
iShares Core MSCI Emerging
Markets ETF 8,245 458,587
Fixed Income Fund 0.3%
iShares 20+ Year Treasury Bond
ETF 300 27,735
Total Exchange Traded Funds
(cost $426,569) 486,322
Total Investments
(cost $8,964,243) — 99.7% 9,928,901
Other assets in excess of liabilities — 0.3% 25,308
NET ASSETS — 100.0% $ 9,954,209
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - October 31, 2024 - Statement of Investments - 11
Investment Companies 89 .5%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 571,663 5,722,348
Total Alternative Assets
(cost $5,143,169) 5,722,348
Equity Funds 32.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,304,788 16,231,565
Nationwide International Index
Fund, Class R6(a) 933,678 8,459,123
Nationwide Mid Cap Market
Index Fund, Class R6(a) 96,594 1,741,584
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 449,539 5,911,435
Total Equity Funds
(cost $26,948,340) 32,343,707
Fixed Income Funds 51.3%
Nationwide Bond Portfolio, Class
R6(a) 5,107,958 44,285,998
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 747,223 6,717,539
Total Fixed Income Funds
(cost $55,667,971) 51,003,537
Total Investment Companies
(cost $87,759,480) 89,069,592
Exchange Traded Funds 2 .4%
Shares Value ($)
Equity Fund 1.4%
iShares Core MSCI Emerging
Markets ETF 26,232 1,459,024
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 10,442 965,363
Total Exchange Traded Funds
(cost $2,405,794) 2,424,387
Short-Term Investment 8 .1%
Money Market Fund 8.1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (b) 8,050,018 8,050,018
Total Short-Term Investment
(cost $8,050,018)
8,050,018
Total Investments
(cost $98,215,292) — 100.0% 99,543,997
Liabilities in excess of other assets — 0.0%
†
(40,124)
NET ASSETS — 100.0% $ 99,503,873
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Assets:
Investment securities of affiliated issuers, at value $ 139,213,462
Investment securities of unaffiliated issuers, at value 16,145,157
Interest and dividends receivable 50,862
Security lending income receivable 12
Receivable for investments sold 426,557
Receivable for capital shares issued 32,411
Total Assets 155,868,461
Liabilities:
Payable for investments purchased 467,759
Payable for capital shares redeemed 46,991
Accrued expenses and other payables:
Investment advisory fees 17,387
Distribution fees 18,853
Administrative servicing fees 15,189
Trustee fees 509
Professional fees 360
Total Liabilities 567,048
Net Assets $ 155,301,413
Cost of investment securities of affiliated issuers 136,184,122
Cost of investment securities of unaffiliated issuers 16,091,564
Represented by:
Capital $ 146,830,057
Total distributable earnings (loss) 8,471,356
Net Assets $ 155,301,413

Target Destination Funds - October 31, 2024 - Statements of Assets and Liabilities - 13
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 198,943,308 $ 194,605,391 $ 182,892,418 $ 162,445,852 $ 165,919,888
16,532,214 12,863,576 10,742,942 8,935,927 8,915,300
39,886 19,373 8,538 3,444 6
15 11 9 8 9
491,216 1,168,119 601,788 39,021 69,644
256,823 42,591 67,974 43,363 58,613
216,263,462 208,699,061 194,313,669 171,467,615 174,963,460
802,983 394,102 462,547 — —
20,722 817,207 162,158 82,384 128,257
24,042 23,280 21,688 19,228 19,583
27,207 25,579 24,716 22,962 24,442
48,351 25,872 25,986 23,320 41,635
689 665 618 543 552
442 422 383 355 347
924,436 1,287,127 698,096 148,792 214,816
$ 215,339,026 $ 207,411,934 $ 193,615,573 $ 171,318,823 $ 174,748,644
186,986,480 177,980,100 163,775,576 143,262,745 146,349,205
16,112,524 12,276,455 9,974,688 8,229,496 8,018,916
$ 191,415,314 $ 176,669,022 $ 159,590,667 $ 137,564,415 $ 140,622,796
23,923,712 30,742,912 34,024,906 33,754,408 34,125,848
$ 215,339,026 $ 207,411,934 $ 193,615,573 $ 171,318,823 $ 174,748,644

14 - Statements of Assets and Liabilities - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Net Assets:
Class A Shares $ 30,499,510
Class R Shares 27,703,823
Class R6 Shares 54,426,722
Institutional Service Class Shares 42,671,358
Total $ 155,301,413
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,526,494
Class R Shares 3,221,427
Class R6 Shares 6,230,570
Institutional Service Class Shares 4,924,028
Total 17,902,519
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .65 (a)
Class R Shares $ 8 .60
Class R6 Shares $ 8 .74
Institutional Service Class Shares $ 8 .67
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .18
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2024 - Statements of Assets and Liabilities - 15
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 41,679,680 $ 41,433,534 $ 38,172,489 $ 36,407,833 $ 37,414,644
42,034,227 38,552,302 38,421,312 35,147,135 37,781,328
70,243,642 69,067,437 61,826,418 57,140,909 52,262,551
61,381,477 58,358,661 55,195,354 42,622,946 47,290,121
$ 215,339,026 $ 207,411,934 $ 193,615,573 $ 171,318,823 $ 174,748,644
4,742,056 4,182,569 3,832,821 3,436,230 3,901,850
4,833,491 3,942,137 3,911,163 3,383,855 4,039,011
7,903,864 6,889,629 6,111,538 5,324,349 5,417,808
6,967,944 5,876,943 5,483,979 4,019,544 4,929,170
24,447,355 20,891,278 19,339,501 16,163,978 18,287,839
$ 8 .79 (a) $ 9 .91 (a) $ 9 .96 (a) $ 10 .60 (a) $ 9 .59 (a)
$ 8 .70 $ 9 .78 $ 9 .82 $ 10 .39 $ 9 .35
$ 8 .89 $ 10 .02 $ 10 .12 $ 10 .73 $ 9 .65
$ 8 .81 $ 9 .93 $ 10 .06 $ 10 .60 $ 9 .59
$ 9 .33 $ 10 .51 $ 10 .57 $ 11 .25 $ 10 .18
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

16 - Statements of Assets and Liabilities - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Assets:
Investment securities of affiliated issuers, at value $ 110,809,052
Investment securities of unaffiliated issuers, at value 6,054,338
Cash 13,622
Interest and dividends receivable 15
Security lending income receivable 11
Receivable for investments sold 233,792
Receivable for capital shares issued 24,658
Prepaid expenses —
Total Assets 117,135,488
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 272,072
Accrued expenses and other payables:
Investment advisory fees 13,092
Distribution fees 14,881
Administrative servicing fees 16,402
Trustee fees 368
Professional fees 231
Total Liabilities 317,046
Net Assets $ 116,818,442
Cost of investment securities of affiliated issuers 97,520,581
Cost of investment securities of unaffiliated issuers 5,411,658
Represented by:
Capital $ 94,353,944
Total distributable earnings (loss) 22,464,498
Net Assets $ 116,818,442

Target Destination Funds - October 31, 2024 - Statements of Assets and Liabilities - 17
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 53,968,141 $ 9,442,579 $ 89,069,592
2,876,496 486,322 10,474,405
29,668 29,197 —
23 41 33,279
2 — 7
68,643 — 449,689
28,938 23,176 16,096
— — 1,190
56,971,911 9,981,315 100,044,258
— 23,680 220,766
127,139 60 269,920
6,356 1,073 11,137
5,858 733 15,367
10,199 1,514 22,634
176 30 323
110 16 238
149,838 27,106 540,385
$ 56,822,073 $ 9,954,209 $ 99,503,873
47,600,443 8,537,674 87,759,480
2,510,818 426,569 10,455,812
$ 46,218,196 $ 8,418,097 $ 95,945,066
10,603,877 1,536,112 3,558,807
$ 56,822,073 $ 9,954,209 $ 99,503,873

18 - Statements of Assets and Liabilities - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Net Assets:
Class A Shares $ 25,602,159
Class R Shares 21,534,355
Class R6 Shares 41,451,528
Institutional Service Class Shares 28,230,400
Total $ 116,818,442
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,707,544
Class R Shares 1,447,805
Class R6 Shares 2,733,620
Institutional Service Class Shares 1,865,587
Total 7,754,556
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 14 .99 (a)
Class R Shares $ 14 .87
Class R6 Shares $ 15 .16
Institutional Service Class Shares $ 15 .13
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 15 .90
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2024 - Statements of Assets and Liabilities - 19
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 14,553,325 $ 1,610,243 $ 17,266,165
6,343,243 978,870 26,997,325
18,519,985 3,254,954 36,457,217
17,405,520 4,110,142 18,783,166
$ 56,822,073 $ 9,954,209 $ 99,503,873
1,133,217 119,100 2,266,799
497,278 72,741 3,567,676
1,433,992 240,018 4,772,550
1,349,160 303,416 2,464,541
4,413,647 735,275 13,071,566
$ 12 .84 (a) $ 13 .52 (a) $ 7 .62 (a)
$ 12 .76 $ 13 .46 $ 7 .57
$ 12 .91 $ 13 .56 $ 7 .64
$ 12 .90 $ 13 .55 $ 7 .62
$ 13 .62 $ 14 .34 $ 8 .08
5 .75% 5 .75% 5 .75%

20 - Statements of Operations - For the Year Ended October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,886,313
Dividend income from unaffiliated issuers 836,293
Income from securities lending (Note 2) 182
Interest income (unaffiliated) 15
Total Income 5,722,803
EXPENSES:
Investment advisory fees 205,052
Distribution fees Class A 79,491
Distribution fees Class R 152,887
Administrative servicing fees Class A 69,207
Administrative servicing fees Class R 76,452
Administrative servicing fees Institutional Service Class 103,882
Professional fees 2,577
Trustee fees 5,575
Total Expenses 695,123
NET INVESTMENT INCOME 5,027,680
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 206,140
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 10,445,627
Transactions in investment securities of unaffiliated issuers (635,379)
Net realized gains (losses) 10,016,388
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 8,526,058
Investment securities of unaffiliated issuers 1,767,691
Net change in unrealized appreciation/depreciation 10,293,749
Net realized/unrealized gains (losses) 20,310,137
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 25,337,817

Target Destination Funds - For the Year Ended October 31, 2024 - Statements of Operations - 21
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 5,621,017 $ 4,884,564 $ 3,985,742 $ 3,431,885 $ 3,159,846
787,302 580,882 459,583 399,977 372,253
211 153 142 123 106
21 15 31 13 803
6,408,551 5,465,614 4,445,498 3,831,998 3,533,008
268,841 255,866 233,363 211,284 207,410
103,054 101,816 96,007 91,025 88,134
211,934 182,774 184,440 169,245 178,516
99,234 97,753 89,957 89,243 84,794
105,977 91,395 92,229 84,630 89,266
140,600 133,165 124,038 96,443 103,203
3,315 3,154 2,859 2,610 2,543
7,288 6,920 6,316 5,714 5,618
940,243 872,843 829,209 750,194 759,484
5,468,308 4,592,771 3,616,289 3,081,804 2,773,524
405,415 524,088 581,830 607,658 620,812
17,570,766 19,130,194 19,528,994 18,692,171 18,479,206
(638,816) (320,598) (260,360) (208,053) (234,444)
17,337,365 19,333,684 19,850,464 19,091,776 18,865,574
13,096,756 13,873,960 13,568,355 12,912,239 13,068,502
2,487,206 2,435,945 2,464,263 2,347,142 2,419,937
15,583,962 16,309,905 16,032,618 15,259,381 15,488,439
32,921,327 35,643,589 35,883,082 34,351,157 34,354,013
$ 38,389,635 $ 40,236,360 $ 39,499,371 $ 37,432,961 $ 37,127,537

22 - Statements of Operations - For the Year Ended October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 2,086,281
Dividend income from unaffiliated issuers 255,333
Interest income (unaffiliated) 792
Income from securities lending (Note 2) 61
Total Income 2,342,467
EXPENSES:
Investment advisory fees 138,365
Distribution fees Class A 60,845
Distribution fees Class R 103,733
Administrative servicing fees Class A 58,102
Administrative servicing fees Class R 51,871
Administrative servicing fees Institutional Service Class 61,344
Professional fees 1,696
Trustee fees 3,738
Total Expenses 479,694
NET INVESTMENT INCOME 1,862,773
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 437,675
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 12,125,293
Transactions in investment securities of unaffiliated issuers (120,186)
Net realized gains (losses) 12,442,782
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 9,047,790
Investment securities of unaffiliated issuers 1,609,261
Net change in unrealized appreciation/depreciation 10,657,051
Net realized/unrealized gains (losses) 23,099,833
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 24,962,606

Target Destination Funds - For the Year Ended October 31, 2024 - Statements of Operations - 23
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 963,953 $ 143,007 $ 3,209,869
117,448 17,255 563,000
599 237 —
27 4 99
1,082,027 160,503 3,772,968
65,492 10,372 132,181
34,228 3,194 42,901
27,541 3,380 141,657
33,183 3,194 34,033
13,771 1,690 70,836
36,110 8,500 47,619
802 125 1,666
1,773 285 3,574
212,900 30,740 474,467
869,127 129,763 3,298,501
211,953 31,266 118,075
5,378,257 688,070 5,628,118
(21,759) (4,918) (406,941)
5,568,451 714,418 5,339,252
4,630,902 861,283 5,789,735
725,688 115,372 1,096,594
5,356,590 976,655 6,886,329
10,925,041 1,691,073 12,225,581
$ 11,794,168 $ 1,820,836 $ 15,524,082

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - October 31, 2024 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 5,027,680 $ 2,363,128
Net realized gains 10,016,388 5,410,776
Net change in unrealized appreciation/depreciation 10,293,749 (563,476)
Change in net assets resulting from operations 25,337,817 7,210,428
Distributions to Shareholders From:
Distributable earnings:
Class A (2,146,653) (1,197,077)
Class R (2,183,152) (1,308,230)
Class R6 (3,913,569) (2,503,312)
Institutional Service Class (2,860,924) (1,733,619)
Change in net assets from shareholder distributions (11,104,298) (6,742,238)
Change in net assets from capital transactions (8,947,714) (11,822,327)
Change in net assets 5,285,805 (11,354,137)
Net Assets:
Beginning of year 150,015,608 161,369,745
End of year $ 155,301,413 $ 150,015,608
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,905,732 $ 3,559,270
Dividends reinvested 2,146,653 1,197,077
Cost of shares redeemed (7,044,435) (6,292,698)
Total Class A Shares (1,992,050) (1,536,351)
Class R Shares
Proceeds from shares issued 2,926,975 2,873,505
Dividends reinvested 2,183,152 1,308,230
Cost of shares redeemed (11,321,696) (9,454,907)
Total Class R Shares (6,211,569) (5,273,172)
Class R6 Shares
Proceeds from shares issued 5,668,682 9,777,608
Dividends reinvested 3,913,569 2,503,312
Cost of shares redeemed (10,399,731) (15,892,612)
Total Class R6 Shares (817,480) (3,611,692)
Institutional Service Class Shares
Proceeds from shares issued 8,915,935 10,422,652
Dividends reinvested 2,860,924 1,733,619
Cost of shares redeemed (11,703,474) (13,557,383)
Total Institutional Service Class Shares 73,385 (1,401,112)
Change in net assets from capital transactions $ (8,947,714) $ (11,822,327)

Target Destination Funds - October 31, 2024 - Statements of Changes in Net Assets - 25
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 5,468,308 $ 2,002,500 $ 4,592,771 $ 1,476,500
17,337,365 7,797,113 19,333,684 7,751,247
15,583,962 (253,578) 16,309,905 488,151
38,389,635 9,546,035 40,236,360 9,715,898
(2,802,212) (960,837) (2,647,900) (675,190)
(2,833,836) (1,033,165) (2,312,041) (546,057)
(4,718,085) (1,825,564) (4,450,653) (1,324,088)
(3,706,301) (1,427,663) (3,398,625) (872,853)
(14,060,434) (5,247,229) (12,809,219) (3,418,188)
8,894,659 (3,509,219) 11,942,027 (2,621,900)
33,223,860 789,587 39,369,168 3,675,810
182,115,166 181,325,579 168,042,766 164,366,956
$ 215,339,026 $ 182,115,166 $ 207,411,934 $ 168,042,766
$ 4,177,427 $ 4,850,985 $ 4,464,629 $ 5,102,127
2,802,189 960,837 2,647,900 675,168
(7,323,219) (5,358,158) (7,604,079) (7,124,773)
(343,603) 453,664 (491,550) (1,347,478)
3,550,659 3,792,943 4,987,675 3,271,100
2,833,836 1,033,165 2,312,041 546,057
(7,817,774) (10,920,826) (5,763,368) (8,452,693)
(1,433,279) (6,094,718) 1,536,348 (4,635,536)
8,665,432 13,090,098 9,247,252 11,517,166
4,718,085 1,825,564 4,450,653 1,324,088
(11,001,596) (10,853,241) (9,711,689) (11,723,884)
2,381,921 4,062,421 3,986,216 1,117,370
13,160,192 10,502,881 10,851,528 13,024,044
3,706,301 1,427,663 3,398,625 872,853
(8,576,873) (13,861,130) (7,339,140) (11,653,153)
8,289,620 (1,930,586) 6,911,013 2,243,744
$ 8,894,659 $ (3,509,219) $ 11,942,027 $ (2,621,900)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - October 31, 2024 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 345,713 436,681
Reinvested 262,716 151,390
Redeemed (830,584) (769,121)
Total Class A Shares (222,155) (181,050)
Class R Shares
Issued 348,961 354,936
Reinvested 268,852 166,415
Redeemed (1,353,951) (1,157,600)
Total Class R Shares (736,138) (636,249)
Class R6 Shares
Issued 665,561 1,186,812
Reinvested 473,525 313,502
Redeemed (1,234,017) (1,934,506)
Total Class R6 Shares (94,931) (434,192)
Institutional Service Class Shares
Issued 1,059,649 1,277,111
Reinvested 349,330 218,715
Redeemed (1,394,970) (1,656,774)
Total Institutional Service Class Shares 14,009 (160,948)
Total change in shares (1,039,215) (1,412,439)

Target Destination Funds - October 31, 2024 - Statements of Changes in Net Assets - 27
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
495,329 607,561 469,151 582,161
344,307 124,803 292,773 80,231
(867,721) (665,713) (801,026) (803,166)
(28,085) 66,651 (39,102) (140,774)
424,149 478,146 530,103 375,437
351,678 135,937 258,875 66,097
(929,499) (1,363,029) (619,487) (968,202)
(153,672) (748,946) 169,491 (526,668)
1,008,996 1,612,908 967,657 1,283,969
572,722 233,135 484,327 153,986
(1,297,287) (1,344,912) (1,006,493) (1,313,458)
284,431 501,131 445,491 124,497
1,553,344 1,304,160 1,144,129 1,474,563
453,593 184,519 374,090 102,835
(1,011,141) (1,713,456) (776,100) (1,312,631)
995,796 (224,777) 742,119 264,767
1,098,470 (405,941) 1,317,999 (278,178)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - October 31, 2024 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 3,616,289 $ 1,047,426
Net realized gains 19,850,464 7,540,115
Net change in unrealized appreciation/depreciation 16,032,618 1,305,236
Change in net assets resulting from operations 39,499,371 9,892,777
Distributions to Shareholders From:
Distributable earnings:
Class A (2,416,365) (787,040)
Class R (2,261,406) (693,154)
Class R6 (3,396,571) (1,157,515)
Institutional Service Class (3,014,260) (958,010)
Change in net assets from shareholder distributions (11,088,602) (3,595,719)
Change in net assets from capital transactions 14,724,322 (3,691,479)
Change in net assets 43,135,091 2,605,579
Net Assets:
Beginning of year 150,480,482 147,874,903
End of year $ 193,615,573 $ 150,480,482
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,145,234 $ 4,991,854
Dividends reinvested 2,416,365 786,723
Cost of shares redeemed (8,874,929) (6,943,383)
Total Class A Shares (2,313,330) (1,164,806)
Class R Shares
Proceeds from shares issued 3,289,418 2,696,220
Dividends reinvested 2,261,406 693,154
Cost of shares redeemed (5,654,700) (6,767,127)
Total Class R Shares (103,876) (3,377,753)
Class R6 Shares
Proceeds from shares issued 15,025,614 8,810,947
Dividends reinvested 3,396,571 1,157,515
Cost of shares redeemed (8,972,192) (8,763,284)
Total Class R6 Shares 9,449,993 1,205,178
Institutional Service Class Shares
Proceeds from shares issued 11,581,246 10,559,351
Dividends reinvested 3,014,260 958,010
Cost of shares redeemed (6,903,971) (11,871,459)
Total Institutional Service Class Shares 7,691,535 (354,098)
Change in net assets from capital transactions $ 14,724,322 $ (3,691,479)

Target Destination Funds - October 31, 2024 - Statements of Changes in Net Assets - 29
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 3,081,804 $ 805,888 $ 2,773,524 $ 651,771
19,091,776 6,733,772 18,865,574 5,147,373
15,259,381 1,287,762 15,488,439 2,769,605
37,432,961 8,827,422 37,127,537 8,568,749
(2,119,040) (746,300) (1,654,836) (691,190)
(1,913,907) (616,890) (1,600,757) (641,330)
(3,213,408) (1,199,076) (2,439,459) (1,049,308)
(2,188,951) (739,050) (1,988,719) (780,031)
(9,435,306) (3,301,316) (7,683,771) (3,161,859)
7,163,984 3,850,963 16,839,265 2,486,696
35,161,639 9,377,069 46,283,031 7,893,586
136,157,184 126,780,115 128,465,613 120,572,027
$ 171,318,823 $ 136,157,184 $ 174,748,644 $ 128,465,613
$ 3,911,089 $ 4,506,384 $ 5,679,947 $ 4,677,482
2,119,040 746,300 1,654,836 691,190
(8,122,047) (5,129,292) (6,165,485) (5,320,004)
(2,091,918) 123,392 1,169,298 48,668
3,222,879 3,373,589 5,823,997 3,960,105
1,913,907 616,890 1,600,757 641,330
(4,429,553) (4,986,979) (5,126,665) (6,320,498)
707,233 (996,500) 2,298,089 (1,719,063)
8,145,766 9,407,902 8,984,786 8,912,994
3,213,408 1,199,076 2,439,459 1,049,308
(7,433,893) (8,766,617) (5,706,267) (8,610,223)
3,925,281 1,840,361 5,717,978 1,352,079
8,686,208 9,358,664 11,857,096 11,389,257
2,188,951 739,050 1,988,719 780,031
(6,251,771) (7,214,004) (6,191,915) (9,364,276)
4,623,388 2,883,710 7,653,900 2,805,012
$ 7,163,984 $ 3,850,963 $ 16,839,265 $ 2,486,696

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - October 31, 2024 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 439,066 574,368
Reinvested 268,961 95,636
Redeemed (932,195) (802,792)
Total Class A Shares (224,168) (132,788)
Class R Shares
Issued 349,339 315,887
Reinvested 255,219 85,698
Redeemed (607,750) (785,483)
Total Class R Shares (3,192) (383,898)
Class R6 Shares
Issued 1,561,570 998,313
Reinvested 370,390 137,446
Redeemed (942,296) (994,020)
Total Class R6 Shares 989,664 141,739
Institutional Service Class Shares
Issued 1,206,753 1,206,039
Reinvested 330,923 114,959
Redeemed (719,350) (1,342,035)
Total Institutional Service Class Shares 818,326 (21,037)
Total change in shares 1,580,630 (395,984)

Target Destination Funds - October 31, 2024 - Statements of Changes in Net Assets - 31
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
390,965 499,801 625,844 580,912
222,945 86,852 193,163 90,629
(809,353) (562,349) (677,962) (658,193)
(195,443) 24,304 141,045 13,348
325,770 379,497 669,711 501,891
205,550 73,438 191,439 86,336
(445,724) (553,131) (574,673) (787,412)
85,596 (100,196) 286,477 (199,185)
808,219 1,021,478 987,798 1,088,269
332,422 136,890 281,389 135,722
(734,060) (953,819) (627,791) (1,058,835)
406,581 204,549 641,396 165,156
864,525 1,030,610 1,305,149 1,406,679
229,566 85,658 231,089 101,791
(625,803) (786,248) (681,274) (1,153,046)
468,288 330,020 854,964 355,424
765,022 458,677 1,923,882 334,743

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - October 31, 2024 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 1,862,773 $ 440,894
Net realized gains 12,442,782 2,749,490
Net change in unrealized appreciation/depreciation 10,657,051 2,168,301
Change in net assets resulting from operations 24,962,606 5,358,685
Distributions to Shareholders From:
Distributable earnings:
Class A (1,050,850) (455,639)
Class R (858,921) (318,886)
Class R6 (1,683,811) (746,675)
Institutional Service Class (1,045,619) (391,366)
Change in net assets from shareholder distributions (4,639,201) (1,912,566)
Change in net assets from capital transactions 11,151,473 6,140,941
Change in net assets 31,474,878 9,587,060
Net Assets:
Beginning of year 85,343,564 75,756,504
End of year $ 116,818,442 $ 85,343,564
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,995,008 $ 3,883,201
Dividends reinvested 1,050,850 455,639
Cost of shares redeemed (4,058,356) (4,025,880)
Total Class A Shares (12,498) 312,960
Class R Shares
Proceeds from shares issued 2,853,918 2,917,255
Dividends reinvested 858,921 318,886
Cost of shares redeemed (3,385,624) (2,375,374)
Total Class R Shares 327,215 860,767
Class R6 Shares
Proceeds from shares issued 8,933,025 7,340,925
Dividends reinvested 1,683,811 746,675
Cost of shares redeemed (4,561,730) (6,436,196)
Total Class R6 Shares 6,055,106 1,651,404
Institutional Service Class Shares
Proceeds from shares issued 5,523,487 5,440,296
Dividends reinvested 1,045,619 391,366
Cost of shares redeemed (1,787,456) (2,515,852)
Total Institutional Service Class Shares 4,781,650 3,315,810
Change in net assets from capital transactions $ 11,151,473 $ 6,140,941

Target Destination Funds - October 31, 2024 - Statements of Changes in Net Assets - 33
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 869,127 $ 209,546 $ 129,763 $ 27,527
5,568,451 1,026,388 714,418 14,744
5,356,590 1,101,633 976,655 139,675
11,794,168 2,337,567 1,820,836 181,946
(527,188) (226,714) (23,814) (13,561)
(188,037) (60,379) (10,302) (3,376)
(698,242) (292,648) (63,583) (28,084)
(541,443) (183,765) (73,669) (20,760)
(1,954,910) (763,506) (171,368) (65,781)
7,350,152 4,723,925 2,178,802 2,649,398
17,189,410 6,297,986 3,828,270 2,765,563
39,632,663 33,334,677 6,125,939 3,360,376
$ 56,822,073 $ 39,632,663 $ 9,954,209 $ 6,125,939
$ 2,549,852 $ 3,118,996 $ 760,156 $ 810,637
527,188 226,714 23,814 13,561
(3,570,416) (2,691,328) (939,543) (290,576)
(493,376) 654,382 (155,573) 533,622
1,818,033 1,068,945 549,745 319,873
188,037 60,379 10,302 3,376
(774,657) (562,457) (174,795) (77,610)
1,231,413 566,867 385,252 245,639
4,347,711 4,372,425 1,210,794 688,821
698,242 292,648 63,583 28,084
(2,608,225) (3,552,658) (382,502) (207,021)
2,437,728 1,112,415 891,875 509,884
5,728,721 4,266,131 1,691,784 1,526,070
541,443 183,765 73,669 20,760
(2,095,777) (2,059,635) (708,205) (186,577)
4,174,387 2,390,261 1,057,248 1,360,253
$ 7,350,152 $ 4,723,925 $ 2,178,802 $ 2,649,398

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - October 31, 2024 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 212,167 310,951
Reinvested 78,463 38,415
Redeemed (289,213) (318,346)
Total Class A Shares 1,417 31,020
Class R Shares
Issued 202,564 233,762
Reinvested 64,728 27,214
Redeemed (237,589) (191,381)
Total Class R Shares 29,703 69,595
Class R6 Shares
Issued 624,000 580,102
Reinvested 123,461 61,873
Redeemed (317,266) (507,597)
Total Class R6 Shares 430,195 134,378
Institutional Service Class Shares
Issued 386,713 430,271
Reinvested 77,059 32,569
Redeemed (126,519) (198,426)
Total Institutional Service Class Shares 337,253 264,414
Total change in shares 798,568 499,407

Target Destination Funds - October 31, 2024 - Statements of Changes in Net Assets - 35
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
211,077 293,094 59,596 73,606
45,990 22,449 1,960 1,290
(301,729) (251,110) (79,251) (26,713)
(44,662) 64,433 (17,695) 48,183
152,433 100,781 42,650 29,120
16,534 6,045 857 324
(64,394) (52,977) (14,163) (6,890)
104,573 53,849 29,344 22,554
357,840 407,208 94,621 62,284
60,124 28,519 5,167 2,629
(211,489) (329,609) (29,871) (18,698)
206,475 106,118 69,917 46,215
467,552 398,600 132,771 137,828
46,782 17,999 6,021 1,945
(169,862) (192,702) (55,227) (16,624)
344,472 223,897 83,565 123,149
610,858 448,297 165,131 240,101

36 - Statements of Changes in Net Assets - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 3,298,501 $ 1,712,307
Net realized gains 5,339,252 2,558,818
Net change in unrealized appreciation/depreciation 6,886,329 224,510
Change in net assets resulting from operations 15,524,082 4,495,635
Distributions to Shareholders From:
Distributable earnings:
Class A (903,827) (781,309)
Class R (1,467,471) (1,281,859)
Class R6 (2,131,538) (1,771,281)
Institutional Service Class (1,043,735) (965,975)
Change in net assets from shareholder distributions (5,546,571) (4,800,424)
Change in net assets from capital transactions (6,761,176) (13,789,818)
Change in net assets 3,216,335 (14,094,607)
Net Assets:
Beginning of year 96,287,538 110,382,145
End of year $ 99,503,873 $ 96,287,538
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,768,632 $ 1,383,895
Dividends reinvested 902,258 781,309
Cost of shares redeemed (3,446,009) (4,493,543)
Total Class A Shares (775,119) (2,328,339)
Class R Shares
Proceeds from shares issued 2,007,719 2,426,921
Dividends reinvested 1,467,471 1,281,859
Cost of shares redeemed (6,644,225) (9,945,297)
Total Class R Shares (3,169,035) (6,236,517)
Class R6 Shares
Proceeds from shares issued 4,993,123 4,317,295
Dividends reinvested 2,131,538 1,771,281
Cost of shares redeemed (8,248,975) (8,197,058)
Total Class R6 Shares (1,124,314) (2,108,482)
Institutional Service Class Shares
Proceeds from shares issued 2,132,360 2,967,787
Dividends reinvested 1,043,735 965,975
Cost of shares redeemed (4,868,803) (7,050,242)
Total Institutional Service Class Shares (1,692,708) (3,116,480)
Change in net assets from capital transactions $ (6,761,176) $ (13,789,818)

Target Destination Funds - October 31, 2024 - Statements of Changes in Net Assets - 37
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 239,754 194,498
Reinvested 124,706 112,805
Redeemed (469,350) (629,016)
Total Class A Shares (104,890) (321,713)
Class R Shares
Issued 271,441 342,549
Reinvested 204,551 186,195
Redeemed (902,729) (1,393,656)
Total Class R Shares (426,737) (864,912)
Class R6 Shares
Issued 666,118 601,801
Reinvested 293,663 254,492
Redeemed (1,104,102) (1,148,458)
Total Class R6 Shares (144,321) (292,165)
Institutional Service Class Shares
Issued 288,851 414,314
Reinvested 144,139 139,181
Redeemed (660,535) (986,037)
Total Institutional Service Class Shares (227,545) (432,542)
Total change in shares (903,493) (1,911,332)

38 - Financial Highlights - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
1
Nationwide Destination 2025 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 7.90 $ 0.25 $ 1.09 $ 1.34 $ (0.26) $ (0.33) $ — $ (0.59) $ 8.65 17.39% $ 30,500 0.60% 2.98% 0.60% 32.43%
10/31/2023 7.91 0.10 0.21 0.31 (0.12) (0.20) — (0.32) 7.90 3.92% 29,613 0.59% 1.27% 0.59% 29.94%
10/31/2022 10.49 0.26 (1.90) (1.64) (0.30) (0.64) — (0.94) 7.91 (17.10)% 31,071 0.59% 2.89% 0.59% 35.82%
10/31/2021 9.02 0.22 1.48 1.70 (0.23) — — (0.23) 10.49 19.06% 40,093 0.61% 2.15% 0.61% 41.52%
10/31/2020 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) 9.02 4.23% 34,947 0.62% 4.45% 0.62% 35.10%
Class R Shares
10/31/2024 7.86 0.24 1.07 1.31 (0.24) (0.33) — (0.57) 8.60 17.07% 27,704 0.88% 2.91% 0.88% 32.43%
10/31/2023 7.87 0.08 0.20 0.28 (0.09) (0.20) — (0.29) 7.86 3.62% 31,112 0.88% 1.01% 0.88% 29.94%
10/31/2022 10.45 0.23 (1.89) (1.66) (0.28) (0.64) — (0.92) 7.87 (17.37)% 36,146 0.89% 2.62% 0.89% 35.82%
10/31/2021 8.99 0.19 1.48 1.67 (0.21) — — (0.21) 10.45 18.73% 53,769 0.88% 1.91% 0.88% 41.52%
10/31/2020 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) 8.99 3.94% 50,822 0.89% 4.16% 0.89% 35.10%
Class R6 Shares
10/31/2024 7.97 0.30 1.10 1.40 (0.30) (0.33) — (0.63) 8.74 18.02% 54,427 0.14% 3.49% 0.14% 32.43%
10/31/2023 7.98 0.15 0.20 0.35 (0.16) (0.20) — (0.36) 7.97 4.45% 50,431 0.14% 1.78% 0.14% 29.94%
10/31/2022 10.58 0.30 (1.92) (1.62) (0.34) (0.64) — (0.98) 7.98 (16.78)% 53,971 0.13% 3.36% 0.13% 35.82%
10/31/2021 9.10 0.27 1.49 1.76 (0.28) — — (0.28) 10.58 19.56% 71,166 0.14% 2.63% 0.14% 41.52%
10/31/2020 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) 9.10 4.72% 61,606 0.13% 5.03% 0.13% 35.10%
Institutional Service Class Shares
10/31/2024 7.91 0.27 1.10 1.37 (0.28) (0.33) — (0.61) 8.67 17.75% 42,671 0.39% 3.16% 0.39% 32.43%
10/31/2023 7.92 0.12 0.21 0.33 (0.14) (0.20) — (0.34) 7.91 4.15% 38,860 0.39% 1.49% 0.39% 29.94%
10/31/2022 10.51 0.27 (1.90) (1.63) (0.32) (0.64) — (0.96) 7.92 (17.01)% 40,181 0.38% 3.01% 0.38% 35.82%
10/31/2021 9.04 0.30 1.42 1.72 (0.25) — — (0.25) 10.51 19.28% 50,249 0.38% 2.98% 0.38% 41.52%
10/31/2020 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) 9.04 4.48% 133,496 0.39% 4.79% 0.39% 35.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - October 31, 2024 - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 7.79 $ 0.21 $ 1.39 $ 1.60 $ (0.23) $ (0.37) $ — $ (0.60) $ 8.79 21.06% $ 41,680 0.63% 2.52% 0.63% 39.72%
10/31/2023 7.62 0.07 0.30 0.37 (0.08) (0.12) — (0.20) 7.79 4.96% 37,153 0.63% 0.87% 0.63% 34.02%
10/31/2022 10.23 0.26 (1.98) (1.72) (0.31) (0.58) — (0.89) 7.62 (18.43)% 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
10/31/2020 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) 8.46 3.47% 42,902 0.62% 5.09% 0.62% 30.90%
Class R Shares
10/31/2024 7.72 0.19 1.37 1.56 (0.21) (0.37) — (0.58) 8.70 20.75% 42,034 0.88% 2.25% 0.88% 39.72%
10/31/2023 7.55 0.05 0.30 0.35 (0.06) (0.12) — (0.18) 7.72 4.70% 38,483 0.88% 0.65% 0.88% 34.02%
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) — (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
10/31/2020 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) 8.40 3.27% 54,535 0.89% 4.80% 0.89% 30.90%
Class R6 Shares
10/31/2024 7.86 0.26 1.40 1.66 (0.26) (0.37) — (0.63) 8.89 21.72% 70,244 0.14% 2.98% 0.14% 39.72%
10/31/2023 7.70 0.11 0.30 0.41 (0.13) (0.12) — (0.25) 7.86 5.42% 59,896 0.14% 1.36% 0.14% 34.02%
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) — (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
10/31/2020 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) 8.54 4.08% 67,722 0.13% 5.57% 0.13% 30.90%
Institutional Service Class Shares
10/31/2024 7.80 0.22 1.40 1.62 (0.24) (0.37) — (0.61) 8.81 21.38% 61,381 0.39% 2.63% 0.39% 39.72%
10/31/2023 7.64 0.09 0.29 0.38 (0.10) (0.12) — (0.22) 7.80 5.14% 46,584 0.39% 1.14% 0.39% 34.02%
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) — (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
10/31/2020 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) 8.48 3.84% 136,957 0.39% 5.39% 0.39% 30.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.57 $ 0.21 $ 1.76 $ 1.97 $ (0.22) $ (0.41) $ — $ (0.63) $ 9.91 23.70% $ 41,434 0.62% 2.20% 0.62% 42.20%
10/31/2023 8.26 0.06 0.41 0.47 (0.07) (0.09) — (0.16) 8.57 5.67% 36,171 0.59% 0.69% 0.59% 38.67%
10/31/2022 11.20 0.31 (2.27) (1.96) (0.37) (0.61) — (0.98) 8.26 (19.19)% 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
10/31/2020 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) 8.93 2.74% 40,556 0.64% 5.68% 0.64% 29.44%
Class R Shares
10/31/2024 8.47 0.18 1.74 1.92 (0.20) (0.41) — (0.61) 9.78 23.37% 38,552 0.88% 1.93% 0.88% 42.20%
10/31/2023 8.17 0.04 0.39 0.43 (0.04) (0.09) — (0.13) 8.47 5.29% 31,954 0.88% 0.42% 0.88% 38.67%
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) — (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
10/31/2020 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) 8.86 2.56% 44,852 0.89% 5.43% 0.89% 29.44%
Class R6 Shares
10/31/2024 8.66 0.25 1.78 2.03 (0.26) (0.41) — (0.67) 10.02 24.27% 69,067 0.14% 2.64% 0.14% 42.20%
10/31/2023 8.36 0.10 0.41 0.51 (0.12) (0.09) — (0.21) 8.66 6.07% 55,823 0.14% 1.15% 0.14% 38.67%
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) — (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
10/31/2020 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) 9.02 3.23% 54,648 0.13% 6.16% 0.13% 29.44%
Institutional Service Class Shares
10/31/2024 8.59 0.22 1.77 1.99 (0.24) (0.41) — (0.65) 9.93 23.94% 58,359 0.39% 2.34% 0.39% 42.20%
10/31/2023 8.29 0.08 0.40 0.48 (0.09) (0.09) — (0.18) 8.59 5.80% 44,095 0.38% 0.89% 0.38% 38.67%
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) — (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
10/31/2020 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) 8.95 3.04% 109,526 0.39% 5.99% 0.39% 29.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - October 31, 2024 - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.44 $ 0.18 $ 1.95 $ 2.13 $ (0.19) $ (0.42) $ — $ (0.61) $ 9.96 26.05% $ 38,172 0.62% 1.93% 0.62% 44.86%
10/31/2023 8.11 0.05 0.46 0.51 (0.05) (0.13) — (0.18) 8.44 6.42% 34,234 0.59% 0.54% 0.59% 39.67%
10/31/2022 11.07 0.32 (2.32) (2.00) (0.38) (0.58) — (0.96) 8.11 (19.74)% 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
10/31/2020 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) 8.62 2.52% 37,083 0.64% 6.05% 0.64% 25.82%
Class R Shares
10/31/2024 8.34 0.15 1.93 2.08 (0.18) (0.42) — (0.60) 9.82 25.65% 38,421 0.88% 1.64% 0.88% 44.86%
10/31/2023 8.02 0.02 0.46 0.48 (0.03) (0.13) — (0.16) 8.34 6.07% 32,634 0.88% 0.26% 0.88% 39.67%
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) — (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
10/31/2020 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) 8.55 2.29% 38,170 0.89% 5.78% 0.89% 25.82%
Class R6 Shares
10/31/2024 8.56 0.22 2.00 2.22 (0.24) (0.42) — (0.66) 10.12 26.75% 61,826 0.14% 2.29% 0.14% 44.86%
10/31/2023 8.23 0.09 0.47 0.56 (0.10) (0.13) — (0.23) 8.56 6.87% 43,852 0.14% 0.99% 0.14% 39.67%
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) — (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
10/31/2020 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) 8.73 3.04% 45,122 0.13% 6.53% 0.13% 25.82%
Institutional Service Class Shares
10/31/2024 8.52 0.20 1.98 2.18 (0.22) (0.42) — (0.64) 10.06 26.33% 55,195 0.38% 2.06% 0.38% 44.86%
10/31/2023 8.19 0.07 0.46 0.53 (0.07) (0.13) — (0.20) 8.52 6.58% 39,760 0.39% 0.75% 0.39% 39.67%
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) — (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
10/31/2020 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) 8.69 2.79% 92,565 0.39% 6.44% 0.39% 25.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.84 $ 0.18 $ 2.18 $ 2.36 $ (0.19) $ (0.41) $ — $ (0.60) $ 10.60 27.39% $ 36,408 0.63% 1.78% 0.63% 46.67%
10/31/2023 8.49 0.04 0.52 0.56 (0.05) (0.16) — (0.21) 8.84 6.62% 32,102 0.59% 0.44% 0.59% 39.90%
10/31/2022 11.73 0.36 (2.48) (2.12) (0.42) (0.70) — (1.12) 8.49 (20.02)% 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
10/31/2020 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) 9.01 2.32% 32,437 0.64% 6.34% 0.64% 21.81%
Class R Shares
10/31/2024 8.68 0.15 2.14 2.29 (0.17) (0.41) — (0.58) 10.39 27.11% 35,147 0.88% 1.49% 0.88% 46.67%
10/31/2023 8.34 0.01 0.51 0.52 (0.02) (0.16) — (0.18) 8.68 6.31% 28,642 0.88% 0.16% 0.88% 39.90%
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) — (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
10/31/2020 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) 8.90 2.09% 32,296 0.89% 6.08% 0.89% 21.81%
Class R6 Shares
10/31/2024 8.95 0.23 2.20 2.43 (0.24) (0.41) — (0.65) 10.73 27.90% 57,141 0.14% 2.21% 0.14% 46.67%
10/31/2023 8.59 0.08 0.53 0.61 (0.09) (0.16) — (0.25) 8.95 7.16% 43,996 0.14% 0.90% 0.14% 39.90%
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) — (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
10/31/2020 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) 9.10 2.86% 42,418 0.13% 6.89% 0.13% 21.81%
Institutional Service Class Shares
10/31/2024 8.85 0.19 2.18 2.37 (0.21) (0.41) — (0.62) 10.60 27.56% 42,623 0.38% 1.92% 0.38% 46.67%
10/31/2023 8.49 0.06 0.52 0.58 (0.06) (0.16) — (0.22) 8.85 6.95% 31,418 0.39% 0.65% 0.39% 39.90%
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) — (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
10/31/2020 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) 9.00 2.56% 66,390 0.38% 6.65% 0.38% 21.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - October 31, 2024 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 7.87 $ 0.15 $ 2.01 $ 2.16 $ (0.15) $ (0.29) $ — $ (0.44) $ 9.59 28.23% $ 37,415 0.63% 1.62% 0.63% 45.69%
10/31/2023 7.55 0.03 0.47 0.50 (0.03) (0.15) — (0.18) 7.87 6.76% 29,613 0.63% 0.34% 0.63% 41.66%
10/31/2022 10.31 0.32 (2.23) (1.91) (0.37) (0.48) — (0.85) 7.55 (20.20)% 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
10/31/2020 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) 7.86 2.06% 28,152 0.64% 6.40% 0.64% 19.73%
Class R Shares
10/31/2024 7.69 0.12 1.97 2.09 (0.14) (0.29) — (0.43) 9.35 27.82% 37,781 0.88% 1.32% 0.88% 45.69%
10/31/2023 7.38 0.01 0.46 0.47 (0.01) (0.15) — (0.16) 7.69 6.52% 28,872 0.88% 0.10% 0.88% 41.66%
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) — (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
10/31/2020 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) 7.73 1.83% 31,629 0.89% 6.10% 0.89% 19.73%
Class R6 Shares
10/31/2024 7.93 0.19 2.03 2.22 (0.21) (0.29) — (0.50) 9.65 28.78% 52,263 0.14% 2.08% 0.14% 45.69%
10/31/2023 7.60 0.07 0.48 0.55 (0.07) (0.15) — (0.22) 7.93 7.37% 37,864 0.14% 0.84% 0.14% 41.66%
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) — (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
10/31/2020 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) 7.89 2.66% 35,350 0.13% 6.88% 0.13% 19.73%
Institutional Service Class Shares
10/31/2024 7.88 0.16 2.02 2.18 (0.18) (0.29) — (0.47) 9.59 28.45% 47,290 0.38% 1.80% 0.38% 45.69%
10/31/2023 7.56 0.05 0.47 0.52 (0.05) (0.15) — (0.20) 7.88 7.01% 32,116 0.39% 0.59% 0.39% 41.66%
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) — (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
10/31/2020 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) 7.86 2.43% 51,492 0.38% 6.76% 0.38% 19.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 12.22 $ 0.23 $ 3.17 $ 3.40 $ (0.25) $ (0.38) $ — $ (0.63) $ 14.99 28.43% $ 25,602 0.62% 1.61% 0.62% 45.89%
10/31/2023 11.69 0.04 0.76 0.80 (0.05) (0.22) — (0.27) 12.22 6.94% 20,848 0.62% 0.35% 0.62% 39.07%
10/31/2022 15.89 0.49 (3.44) (2.95) (0.58) (0.67) — (1.25) 11.69 (20.15)% 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
10/31/2020 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) 12.06 1.92% 17,889 0.64% 6.44% 0.64% 18.49%
Class R Shares
10/31/2024 12.14 0.19 3.14 3.33 (0.22) (0.38) — (0.60) 14.87 28.05% 21,534 0.88% 1.34% 0.88% 45.89%
10/31/2023 11.61 0.01 0.76 0.77 (0.02) (0.22) — (0.24) 12.14 6.71% 17,210 0.88% 0.09% 0.88% 39.07%
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) — (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
10/31/2020 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) 12.02 1.65% 15,729 0.89% 6.10% 0.89% 18.49%
Class R6 Shares
10/31/2024 12.35 0.29 3.21 3.50 (0.31) (0.38) — (0.69) 15.16 29.06% 41,452 0.14% 2.05% 0.14% 45.89%
10/31/2023 11.81 0.11 0.76 0.87 (0.11) (0.22) — (0.33) 12.35 7.47% 28,446 0.14% 0.84% 0.14% 39.07%
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) — (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
10/31/2020 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) 12.15 2.47% 22,742 0.13% 6.94% 0.13% 18.49%
Institutional Service Class Shares
10/31/2024 12.33 0.25 3.21 3.46 (0.28) (0.38) — (0.66) 15.13 28.72% 28,230 0.38% 1.78% 0.38% 45.89%
10/31/2023 11.79 0.07 0.77 0.84 (0.08) (0.22) — (0.30) 12.33 7.21% 18,840 0.39% 0.58% 0.39% 39.07%
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) — (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
10/31/2020 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) 12.13 2.15% 27,503 0.38% 6.72% 0.38% 18.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - October 31, 2024 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 10.40 $ 0.19 $ 2.74 $ 2.93 $ (0.21) $ (0.28) $ — $ (0.49) $ 12.84 28.67% $ 14,553 0.63% 1.60% 0.63% 49.06%
10/31/2023 9.91 0.04 0.65 0.69 (0.04) (0.16) — (0.20) 10.40 7.02% 12,247 0.64% 0.34% 0.64% 41.00%
10/31/2022 13.46 0.41 (2.92) (2.51) (0.50) (0.54) — (1.04) 9.91 (20.22)% 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
10/31/2020 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) 10.18 1.92% 8,944 0.63% 6.27% 0.63% 17.95%
Class R Shares
10/31/2024 10.34 0.15 2.74 2.89 (0.19) (0.28) — (0.47) 12.76 28.42% 6,343 0.88% 1.21% 0.88% 49.06%
10/31/2023 9.86 0.01 0.65 0.66 (0.02) (0.16) — (0.18) 10.34 6.71% 4,060 0.88% 0.08% 0.88% 41.00%
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) — (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
10/31/2020 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) 10.15 1.53% 3,101 0.88% 6.19% 0.88% 17.95%
Class R6 Shares
10/31/2024 10.45 0.25 2.76 3.01 (0.27) (0.28) — (0.55) 12.91 29.35%(g) 18,520 0.14% 2.02% 0.14% 49.06%
10/31/2023 9.97 0.09 0.65 0.74 (0.10) (0.16) — (0.26) 10.45 7.42% 12,832 0.14% 0.84% 0.14% 41.00%
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) — (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
10/31/2020 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) 10.21 2.29% 7,417 0.13% 7.07% 0.13% 17.95%
Institutional Service Class Shares
10/31/2024 10.44 0.21 2.77 2.98 (0.24) (0.28) — (0.52) 12.90 29.08% 17,406 0.38% 1.70% 0.38% 49.06%
10/31/2023 9.96 0.06 0.65 0.71 (0.07) (0.16) — (0.23) 10.44 7.14% 10,493 0.39% 0.58% 0.39% 41.00%
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) — (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
10/31/2020 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) 10.20 2.08% 12,771 0.38% 6.75% 0.38% 17.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

46 - Financial Highlights - October 31, 2024 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 10.73 $ 0.17 $ 2.90 $ 3.07 $ (0.21) $ (0.07) $ — $ (0.28) $ 13.52 28.87% $ 1,610 0.63% 1.34% 0.63% 57.31%
10/31/2023 10.17 0.03 0.67 0.70 (0.04) (0.10) — (0.14) 10.73 6.97% 1,468 0.63% 0.29% 0.63% 34.99%
10/31/2022 13.43 0.32 (2.88) (2.56) (0.50) (0.20) — (0.70) 10.17 (20.06)% 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
10/31/2020(g) 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) 10.11 5.37% 81 0.63% 8.75% 0.63% 3.65%
Class R Shares
10/31/2024 10.69 0.13 2.90 3.03 (0.19) (0.07) — (0.26) 13.46 28.57% 979 0.88% 1.00% 0.88% 57.31%
10/31/2023 10.14 0.01 0.67 0.68 (0.03) (0.10) — (0.13) 10.69 6.76% 464 0.88% 0.05% 0.88% 34.99%
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) — (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
10/31/2020(g) 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) 10.11 5.27% 33 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
10/31/2024 10.76 0.24 2.90 3.14 (0.27) (0.07) — (0.34) 13.56 29.53% 3,255 0.14% 1.90% 0.14% 57.31%
10/31/2023 10.20 0.09 0.67 0.76 (0.10) (0.10) — (0.20) 10.76 7.50% 1,830 0.13% 0.82% 0.13% 34.99%
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) — (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
10/31/2020(g) 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) 10.12 5.70% 1,075 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
10/31/2024 10.75 0.21 2.90 3.11 (0.24) (0.07) — (0.31) 13.55 29.26% 4,110 0.38% 1.64% 0.38% 57.31%
10/31/2023 10.19 0.06 0.67 0.73 (0.07) (0.10) — (0.17) 10.75 7.22% 2,364 0.39% 0.54% 0.39% 34.99%
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) — (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
10/31/2020(g) 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) 10.11 5.45%(h) 6 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - October 31, 2024 - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 6.89 $ 0.23 $ 0.89 $ 1.12 $ (0.23) $ (0.16) $ (0.39) $ 7.62 16.65% $ 17,266 0.58% 3.09% 0.58% 27.87%
10/31/2023 6.95 0.10 0.14 0.24 (0.12) (0.18) (0.30) 6.89 3.42% 16,350 0.58% 1.47% 0.58% 21.72%
10/31/2022 9.09 0.22 (1.53) (1.31) (0.26) (0.57) (0.83) 6.95 (15.90)% 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
10/31/2020 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) 8.20 5.18% 32,709 0.60% 3.74% 0.60% 31.60%
Class R Shares
10/31/2024 6.85 0.21 0.88 1.09 (0.21) (0.16) (0.37) 7.57 16.29% 26,997 0.88% 2.87% 0.88% 27.87%
10/31/2023 6.91 0.08 0.13 0.21 (0.09) (0.18) (0.27) 6.85 3.10% 27,378 0.88% 1.17% 0.88% 21.72%
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
10/31/2020 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) 8.16 4.88% 52,827 0.88% 3.51% 0.88% 31.60%
Class R6 Shares
10/31/2024 6.91 0.26 0.90 1.16 (0.27) (0.16) (0.43) 7.64 17.12% 36,457 0.14% 3.57% 0.14% 27.87%
10/31/2023 6.98 0.14 0.13 0.27 (0.16) (0.18) (0.34) 6.91 3.85% 33,990 0.13% 1.92% 0.13% 21.72%
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
10/31/2020 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) 8.23 5.66% 58,625 0.13% 4.46% 0.13% 31.60%
Institutional Service Class Shares
10/31/2024 6.90 0.24 0.89 1.13 (0.25) (0.16) (0.41) 7.62 16.70% 18,783 0.39% 3.31% 0.39% 27.87%
10/31/2023 6.96 0.12 0.13 0.25 (0.13) (0.18) (0.31) 6.90 3.67% 18,569 0.38% 1.68% 0.38% 21.72%
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
10/31/2020 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) 8.21 5.40% 101,569 0.38% 4.40% 0.38% 31.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets

Target Destination Funds - October 31, 2024 - Notes to Financial Statements - 49
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,859,911 $ – $ – $ 3,859,911
Investment Companies 139,213,462 – – 139,213,462
Short-Term Investment 12,285,246 – – 12,285,246
Total $ 155,358,619 $ – $ – $ 155,358,619
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,815,519 $ – $ – $ 6,815,519
Investment Companies 198,943,308 – – 198,943,308
Short-Term Investment 9,716,695 – – 9,716,695
Total $ 215,475,522 $ – $ – $ 215,475,522

50 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,114,850 $ – $ – $ 8,114,850
Investment Companies 194,605,391 – – 194,605,391
Short-Term Investment 4,748,726 – – 4,748,726
Total $ 207,468,967 $ – $ – $ 207,468,967
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,657,836 $ – $ – $ 8,657,836
Investment Companies 182,892,418 – – 182,892,418
Short-Term Investment 2,085,106 – – 2,085,106
Total $ 193,635,360 $ – $ – $ 193,635,360
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,091,527 $ – $ – $ 8,091,527
Investment Companies 162,445,852 – – 162,445,852
Short-Term Investment 844,400 – – 844,400
Total $ 171,381,779 $ – $ – $ 171,381,779
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,915,300 $ – $ – $ 8,915,300
Investment Companies 165,919,888 – – 165,919,888
Total $ 174,835,188 $ – $ – $ 174,835,188
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,054,338 $ – $ – $ 6,054,338
Investment Companies 110,809,052 – – 110,809,052
Total $ 116,863,390 $ – $ – $ 116,863,390
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,876,496 $ – $ – $ 2,876,496
Investment Companies 53,968,141 – – 53,968,141
Total $ 56,844,637 $ – $ – $ 56,844,637

Target Destination Funds - October 31, 2024 - Notes to Financial Statements - 51
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2024, the Funds did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 486,322 $ – $ – $ 486,322
Investment Companies 9,442,579 – – 9,442,579
Total $ 9,928,901 $ – $ – $ 9,928,901
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 2,424,387 $ – $ – $ 2,424,387
Investment Companies 89,069,592 – – 89,069,592
Short-Term Investment 8,050,018 – – 8,050,018
Total $ 99,543,997 $ – $ – $ 99,543,997

52 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
As of October 31, 2024, the Funds did not have any portfolio securities on loan.
(d) Joint Repurchase Agreements
During the year ended October 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2024, the Funds did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to tax equalization. Temporary

Target Destination Funds - October 31, 2024 - Notes to Financial Statements - 53
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2024 were as follows:
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the year ended
October 31, 2024, the Funds’ effective unified management fee rate was 0.13%
Fund Capital
Total
Distributable
Earnings (Loss)
Destination 2025 $ 803,362 $ (803,362)
Destination 2030 738,469 (738,469)
Destination 2035 730,954 (730,954)
Destination 2040 727,360 (727,360)
Destination 2045 773,940 (773,940)
Destination 2050 629,516 (629,516)
Destination 2055 419,998 (419,998)
Destination 2060 278,040 (278,040)
Destination 2065 30,759 (30,759)
Destination Retirement – –

54 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the year ended October 31, 2024, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2024, the Funds imposed aggregate front-end sales charges of $7,140. From these fees, NFD retained a portion amounting to $1,002.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the year ended October 31, 2024, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2024, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.22% 0.25% 0.25%
Destination 2030 0.24 0.25 0.25
Destination 2035 0.24 0.25 0.25
Destination 2040 0.23 0.25 0.25
Destination 2045 0.24 0.25 0.25
Destination 2050 0.24 0.25 0.25
Destination 2055 0.24 0.25 0.25
Destination 2060 0.24 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination Retirement 0.20 0.25 0.25
Fund Amount
Destination 2025 $ 249,541
Destination 2030 345,811
Destination 2035 322,313
Destination 2040 306,224
Destination 2045 270,316
Destination 2050 277,263
Destination 2055 171,317
Destination 2060 83,064

Target Destination Funds - October 31, 2024 - Notes to Financial Statements - 55
As of October 31, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the year ended October 31, 2024 were as follows:
Fund Amount
Destination 2065 13,384
Destination Retirement 152,488
Fund
% of Shares
Outstanding
Owned
Destination 2025 26.56%
Destination 2030 27.29
Destination 2035 27.67
Destination 2040 26.78
Destination 2045 24.52
Destination 2050 20.95
Destination 2055 34.61
Destination 2060 31.90
Destination 2065 52.94
Destination Retirement 23.60
Destination 2025
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 878,136 8,025,276 1,657,035 (1,398,763) (71,593) 578,185 8,790,140 508,564 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,083,605 5,110,869 24,410,255 (6,265,779) 199,657 2,465,041 25,920,043 102,628 —
Nationwide International
Index Fund, Class R6 1,496,461 13,655,015 2,691,067 (5,145,292) 591,887 1,765,261 13,557,938 466,041 —
Nationwide Mid Cap Market
Index Fund, Class R6 155,906 2,840,337 422,585 (1,109,195) 161,426 495,828 2,810,981 42,230 159,577
Nationwide Multi-Cap
Portfolio, Class R6 ** – 20,865,395 557,181 (27,152,712) 10,928,222 (5,198,086) — — —
Nationwide Small Cap Index
Fund, Class R6 7,455 418,363 12,457 (443,943) 169,650 (63,345) 93,182 3,778 165
Nationwide U.S. 130/30
Equity Portfolio, Class R6 720,416 9,406,856 1,829,033 (4,188,471) 411,276 2,014,779 9,473,473 470,163 46,398
Nationwide Bond Portfolio,
Class R6 7,886,948 63,336,542 12,035,090 (11,161,411) (1,689,526) 5,859,144 68,379,839 2,893,267 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,133,244 8,765,028 3,162,500 (2,093,541) (255,372) 609,251 10,187,866 399,642 —
Total 132,423,681 46,777,203 (58,959,107) 10,445,627 8,526,058 139,213,462 4,886,313 206,140

56 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
Destination 2030
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 854,283 6,987,293 1,762,956 (661,783) (29,752) 492,660 8,551,374 465,394 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,193,717 8,705,466 45,167,263 (6,641,088) 181,892 4,756,313 52,169,846 194,894 —
Nationwide International
Index Fund, Class R6 3,102,614 23,521,310 4,900,155 (4,464,531) 203,383 3,949,364 28,109,681 884,676 —
Nationwide Mid Cap Market
Index Fund, Class R6 351,234 5,467,393 948,723 (1,405,281) 128,730 1,193,191 6,332,756 88,430 321,686
Nationwide Multi-Cap
Portfolio, Class R6 ** – 35,034,425 1,170,155 (46,410,550) 17,594,839 (7,388,869) — — —
Nationwide Small Cap Index
Fund, Class R6 217,123 2,648,635 201,025 (941,984) 184,088 622,274 2,714,038 37,177 1,283
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,495,514 15,898,289 3,547,964 (4,196,608) 346,113 4,070,249 19,666,007 835,746 82,446
Nationwide Bond Portfolio,
Class R6 8,665,683 61,776,804 18,023,967 (8,827,209) (976,715) 5,134,623 75,131,470 2,882,384 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 697,234 4,740,472 1,586,589 (264,064) (61,812) 266,951 6,268,136 232,316 —
Total 164,780,087 77,308,797 (73,813,098) 17,570,766 13,096,756 198,943,308 5,621,017 405,415
Destination 2035
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 590,694 4,606,396 1,447,386 (453,079) (18,201) 330,348 5,912,850 315,108 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,736,418 9,588,559 50,955,314 (7,128,894) 130,466 5,375,590 58,921,035 217,912 —
Nationwide International
Index Fund, Class R6 3,542,535 26,078,454 5,575,873 (4,190,219) 182,858 4,448,401 32,095,367 997,356 —
Nationwide Mid Cap Market
Index Fund, Class R6 480,986 7,179,480 1,368,714 (1,649,841) 110,608 1,663,220 8,672,181 119,933 429,711
Nationwide Multi-Cap
Portfolio, Class R6 ** – 38,445,396 1,097,042 (50,878,107) 18,657,594 (7,321,925) — — —
Nationwide Small Cap Index
Fund, Class R6 423,236 4,106,931 647,965 (805,902) 75,793 1,265,658 5,290,445 64,991 2,125
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,740,211 17,646,524 4,677,003 (4,403,721) 284,175 4,679,787 22,883,768 935,275 92,252
Nationwide Bond Portfolio,
Class R6 6,726,572 44,409,497 16,221,705 (5,373,989) (273,945) 3,336,109 58,319,377 2,143,000 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 279,240 1,801,338 712,250 (80,838) (19,154) 96,772 2,510,368 90,989 —
Total 153,862,575 82,703,252 (74,964,590) 19,130,194 13,873,960 194,605,391 4,884,564 524,088
Destination 2040
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 377,300 2,719,388 1,052,928 (184,791) (9,539) 198,782 3,776,768 193,966 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 5,217,227 9,949,536 54,674,284 (5,588,492) 835,546 5,031,434 64,902,308 234,480 —
Nationwide International
Index Fund, Class R6 3,850,093 27,171,627 7,365,978 (4,443,224) 93,879 4,693,583 34,881,843 1,050,388 —
Nationwide Mid Cap Market
Index Fund, Class R6 588,668 8,180,537 1,735,532 (1,328,707) 79,397 1,946,928 10,613,687 139,611 486,642

Target Destination Funds - October 31, 2024 - Notes to Financial Statements - 57
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** – 39,885,020 1,318,114 (53,035,049) 19,019,055 (7,187,140) — — —
Nationwide Small Cap Index
Fund, Class R6 435,394 3,987,311 851,609 (694,941) 37,558 1,260,883 5,442,420 63,716 2,043
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,877,890 17,899,795 5,771,303 (4,085,536) 188,049 4,920,642 24,694,253 944,473 93,145
Nationwide Bond Portfolio,
Class R6 4,365,070 27,981,519 11,717,976 (3,822,114) (713,675) 2,681,447 37,845,153 1,333,978 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 81,867 467,524 252,992 (5,050) (1,276) 21,796 735,986 25,130 —
Total 138,242,257 84,740,716 (73,187,904) 19,528,994 13,568,355 182,892,418 3,985,742 581,830
Destination 2045
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 169,243 1,127,879 554,108 (69,415) (4,624) 86,170 1,694,118 83,442 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,910,602 9,555,721 50,835,611 (4,899,688) 794,076 4,802,166 61,087,886 223,065 —
Nationwide International
Index Fund, Class R6 3,780,756 26,892,493 6,467,795 (3,884,664) 76,124 4,701,902 34,253,650 1,058,112 —
Nationwide Mid Cap Market
Index Fund, Class R6 614,441 8,575,046 1,791,893 (1,416,363) 66,989 2,060,800 11,078,365 145,644 513,803
Nationwide Multi-Cap
Portfolio, Class R6 ** – 38,422,632 1,232,276 (51,110,885) 18,209,519 (6,753,542) — — —
Nationwide Small Cap Index
Fund, Class R6 400,103 3,807,876 763,308 (800,905) 58,848 1,172,154 5,001,281 58,847 1,927
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,841,576 17,397,996 4,828,635 (2,989,628) 135,191 4,844,532 24,216,726 932,115 91,928
Nationwide Bond Portfolio,
Class R6 2,896,635 19,347,763 8,003,331 (3,591,373) (643,952) 1,998,057 25,113,826 930,660 —
Total 125,127,406 74,476,957 (68,762,921) 18,692,171 12,912,239 162,445,852 3,431,885 607,658
Destination 2050
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 43,066 250,600 174,858 (13,327) (746) 19,701 431,086 19,445 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 5,287,674 9,420,955 54,562,151 (3,976,410) 717,675 5,054,289 65,778,660 232,465 —
Nationwide International
Index Fund, Class R6 3,854,998 25,769,487 7,411,371 (2,874,759) 31,900 4,588,281 34,926,280 1,040,544 —
Nationwide Mid Cap Market
Index Fund, Class R6 682,527 8,752,572 2,871,783 (1,574,372) 64,801 2,191,183 12,305,967 155,301 528,448
Nationwide Multi-Cap
Portfolio, Class R6 ** – 37,917,719 2,740,339 (52,154,178) 17,914,210 (6,418,090) — — —
Nationwide Small Cap Index
Fund, Class R6 420,012 3,688,285 1,204,631 (882,904) 49,102 1,191,036 5,250,150 60,226 1,881
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,979,008 17,015,650 6,792,419 (2,820,277) 85,695 4,950,472 26,023,959 917,689 90,483
Nationwide Bond Portfolio,
Class R6 2,445,650 15,161,622 7,085,717 (2,151,752) (383,431) 1,491,630 21,203,786 734,176 —
Total 117,976,890 82,843,269 (66,447,979) 18,479,206 13,068,502 165,919,888 3,159,846 620,812

58 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
Destination 2055
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,539,215 6,255,829 36,667,469 (2,743,238) 456,532 3,391,247 44,027,839 155,405 —
Nationwide International
Index Fund, Class R6 2,770,953 18,044,859 5,958,842 (2,118,755) 7,524 3,212,362 25,104,832 737,824 —
Nationwide Mid Cap Market
Index Fund, Class R6 476,049 6,131,149 1,862,902 (978,575) 26,408 1,541,288 8,583,172 109,332 374,692
Nationwide Multi-Cap
Portfolio, Class R6 ** – 25,201,312 1,350,883 (34,216,751) 11,867,099 (4,202,543) — — —
Nationwide Small Cap Index
Fund, Class R6 285,017 2,501,598 707,008 (479,026) 19,354 813,784 3,562,718 40,890 1,294
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,337,008 11,452,983 4,628,530 (1,903,421) 41,248 3,362,313 17,581,653 625,635 61,689
Nationwide Bond Portfolio,
Class R6 1,378,182 8,629,159 4,590,901 (1,907,689) (292,872) 929,339 11,948,838 417,195 —
Total 78,216,889 55,766,535 (44,347,455) 12,125,293 9,047,790 110,809,052 2,086,281 437,675
Destination 2060
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,729,874 2,926,051 18,172,661 (1,409,384) 136,036 1,694,263 21,519,627 74,164 —
Nationwide International
Index Fund, Class R6 1,350,833 8,430,324 3,797,785 (1,487,751) (1,944) 1,500,137 12,238,551 347,643 —
Nationwide Mid Cap Market
Index Fund, Class R6 245,838 3,009,316 1,227,789 (586,559) 6,156 775,749 4,432,451 54,588 182,496
Nationwide Multi-Cap
Portfolio, Class R6 ** – 11,750,649 1,465,304 (16,804,217) 5,387,954 (1,799,690) — — —
Nationwide Small Cap Index
Fund, Class R6 144,790 1,221,193 542,991 (371,493) 9,307 407,879 1,809,877 20,259 624
Nationwide U.S. 130/30
Equity Portfolio, Class R6 661,685 5,415,289 2,525,085 (859,345) 11,213 1,608,920 8,701,162 292,469 28,833
Nationwide Bond Portfolio,
Class R6 607,436 3,597,953 2,518,836 (1,123,495) (170,465) 443,644 5,266,473 174,830 —
Total 36,350,775 30,250,451 (22,642,244) 5,378,257 4,630,902 53,968,141 963,953 211,953
Destination 2065
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 304,193 456,438 3,290,876 (256,391) (1,059) 294,300 3,784,164 12,080 —
Nationwide International
Index Fund, Class R6 239,190 1,304,341 967,229 (325,358) (3,530) 224,378 2,167,060 53,979 —
Nationwide Mid Cap Market
Index Fund, Class R6 44,395 485,855 309,236 (121,169) (6,272) 132,797 800,447 8,797 27,018
Nationwide Multi-Cap
Portfolio, Class R6 ** – 1,831,245 543,200 (2,920,472) 699,887 (153,860) — — —
Nationwide Small Cap Index
Fund, Class R6 25,930 196,318 125,329 (63,459) (2,209) 68,141 324,120 3,271 92
Nationwide U.S. 130/30
Equity Portfolio, Class R6 115,349 844,875 678,977 (263,551) 16,940 239,592 1,516,833 42,187 4,156
Nationwide Bond Portfolio,
Class R6 98,034 506,182 580,631 (277,106) (15,687) 55,935 849,955 22,693 —
Total 5,625,254 6,495,478 (4,227,506) 688,070 861,283 9,442,579 143,007 31,266

Target Destination Funds - October 31, 2024 - Notes to Financial Statements - 59
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025. During the year ended October 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, none of the Funds engaged in interfund lending.
Destination Retirement
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 571,663 5,620,643 616,814 (862,742) (31,421) 379,054 5,722,348 342,543 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,304,788 2,925,318 14,431,795 (2,710,931) 79,256 1,506,127 16,231,565 61,602 —
Nationwide International
Index Fund, Class R6 933,678 7,619,322 1,720,003 (2,202,603) 223,317 1,099,084 8,459,123 275,726 —
Nationwide Mid Cap Market
Index Fund, Class R6 96,594 1,556,002 225,497 (406,972) 45,466 321,591 1,741,584 24,616 90,857
Nationwide Multi-Cap
Portfolio, Class R6 ** – 11,698,418 719,749 (15,730,590) 6,463,374 (3,150,951) — — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 449,539 5,318,493 871,369 (1,691,934) 150,427 1,263,080 5,911,435 275,850 27,218
Nationwide Bond Portfolio,
Class R6 5,107,958 43,010,608 6,666,986 (8,177,797) (1,254,452) 4,040,653 44,285,998 1,948,853 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 747,223 6,595,954 504,144 (665,807) (47,849) 331,097 6,717,539 280,679 —
Total 84,344,758 25,756,357 (32,449,376) 5,628,118 5,789,735 89,069,592 3,209,869 118,075
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

60 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
6. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted
Fund Purchases
*
Sales
Destination 2025 $ 47,204,245 $ 63,517,429
Destination 2030 78,485,209 80,047,248
Destination 2035 83,889,835 81,041,522
Destination 2040 86,534,931 79,477,804
Destination 2045 76,413,581 75,239,723
Destination 2050 85,230,091 72,632,254
Destination 2055 57,504,675 48,662,342
Destination 2060 31,125,746 24,616,260
Destination 2065 6,719,236 4,568,611
Destination Retirement 25,971,905 35,090,705
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Target Destination Funds - October 31, 2024 - Notes to Financial Statements - 61
from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Other
As of October 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Fund % of Shares
Number of
Accounts
Destination 2025 56.68% 1
Destination 2030 68.09 2(a)
Destination 2035 57.34 1
Destination 2040 68.70 2(a)
Destination 2045 61.33 1
Destination 2050 71.66 2
Destination 2055 75.14 2(a)
Destination 2060 78.45 3(a)
Destination 2065 89.18 3(a)
Destination Retirement 60.06 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 5,639,961 $ 5,464,337 $ 11,104,298 $ – $ 11,104,298
Destination 2030 7,102,540 6,957,894 14,060,434 – 14,060,434
Destination 2035 6,226,259 6,582,960 12,809,219 – 12,809,219
Destination 2040 5,196,364 5,892,238 11,088,602 – 11,088,602
Destination 2045 4,267,351 5,167,955 9,435,306 – 9,435,306
Destination 2050 4,389,232 3,294,539 7,683,771 – 7,683,771
Destination 2055 2,853,024 1,786,177 4,639,201 – 4,639,201
Destination 2060 1,050,878 904,032 1,954,910 – 1,954,910
Destination 2065 160,826 10,542 171,368 – 171,368
Destination Retirement 3,426,111 2,120,460 5,546,571 – 5,546,571
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 2,686,882 $ 4,055,356 $ 6,742,238 $ – $ 6,742,238
Destination 2030 2,288,956 2,958,273 5,247,229 – 5,247,229
Destination 2035 1,684,404 1,733,784 3,418,188 – 3,418,188
Destination 2040 1,190,653 2,405,066 3,595,719 – 3,595,719
Destination 2045 887,787 2,413,529 3,301,316 – 3,301,316
Destination 2050 709,935 2,451,924 3,161,859 – 3,161,859
Destination 2055 470,496 1,442,070 1,912,566 – 1,912,566
Destination 2060 222,753 540,753 763,506 – 763,506
Destination 2065 29,487 36,294 65,781 – 65,781
Destination Retirement 1,960,314 2,840,110 4,800,424 – 4,800,424
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

62 - Notes to Financial Statements - October 31, 2024 - Target Destination Funds
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Subsequent Events
On September 11, 2024, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization between Nationwide Destination 2025 Fund ("Destination 2025") and Nationwide Destination
Retirement Fund ("Destination Retirement"), each a series of the Trust, pursuant to which Destination 2025 will be merged into
Destination Retirement (the “Merger”). Shareholders of Destination 2025 were not required, and were not requested, to approve the Merger. Further information regarding the details of the Merger and Destination Retirement will be provided in an information statement that will be delivered to Destination 2025 shareholders. The Merger will be finalized on or around February 14, 2025.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Destination 2025 $ 452,557 $ 10,036,264 $ 10,488,821 $ – $ – $ (2,017,465) $ 8,471,356
Destination 2030 545,918 16,777,146 17,323,064 – – 6,600,648 23,923,712
Destination 2035 532,600 18,365,972 18,898,572 – – 11,844,340 30,742,912
Destination 2040 461,736 18,678,189 19,139,925 – – 14,884,981 34,024,906
Destination 2045 441,195 17,916,421 18,357,616 – – 15,396,792 33,754,408
Destination 2050 348,328 17,858,247 18,206,575 – – 15,919,273 34,125,848
Destination 2055 150,439 11,656,145 11,806,584 – – 10,657,914 22,464,498
Destination 2060 92,506 5,149,276 5,241,782 – – 5,362,095 10,603,877
Destination 2065 40,836 639,764 680,600 – – 855,512 1,536,112
Destination Retirement 192,784 5,503,910 5,696,694 – – (2,137,887) 3,558,807
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 157,376,083 $ 6,962,629 $ (8,980,093) $ (2,017,464)
Destination 2030 208,874,875 14,538,526 (7,937,879) 6,600,647
Destination 2035 195,624,628 16,682,190 (4,837,851) 11,844,339
Destination 2040 178,750,379 17,539,599 (2,654,618) 14,884,981
Destination 2045 155,984,989 17,117,109 (1,720,319) 15,396,790
Destination 2050 158,915,915 17,163,040 (1,243,767) 15,919,273
Destination 2055 106,205,476 11,173,683 (515,769) 10,657,914
Destination 2060 51,482,544 5,456,372 (94,279) 5,362,093
Destination 2065 9,073,389 870,100 (14,588) 855,512
Destination Retirement 101,681,884 4,348,578 (6,486,465) (2,137,887)

Target Destination Funds - October 31, 2024 - Report of Independent Registered Public Accounting Firm - 63
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Destination 2025 Fund,
Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide
Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination
2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040
Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide
Destination 2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

64 - Supplemental Information - October 31, 2024 (Unaudited) - Target Destination Funds
Other Federal Tax Information
For the year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended October 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2024, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Destination 2025 4 .41%
Destination 2030 7 .21
Destination 2035 9 .86
Destination 2040 12 .55
Destination 2045 14 .66
Destination 2050 15 .22
Destination 2055 16 .33
Destination 2060 19 .25
Destination 2065 16 .94
Destination Retirement 4 .21
Fund Amount
Destination 2025 $ 6,267,390
Destination 2030 7,696,363
Destination 2035 7,313,914
Destination 2040 6,619,598
Destination 2045 5,941,895
Destination 2050 3,924,055
Destination 2055 2,206,175
Destination 2060 1,182,072
Destination 2065 41,301
Destination Retirement 2,120,460
Fund Amount Per Share
Destination 2025 $ 449,902 $ 0.0251
Destination 2030 837,854 0.0343
Destination 2035 957,705 0.0458
Destination 2040 985,422 0.0510
Destination 2045 978,825 0.0606
Destination 2050 950,047 0.0520
Destination 2055 671,802 0.0866
Destination 2060 321,526 0.0728
Destination 2065 51,279 0.0697
Destination Retirement 263,560 0.0202

Target Destination Funds - October 31, 2024 (Unaudited) - Supplemental Information - 65
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2024, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Destination 2025 $ 50,630 $ 0.0028
Destination 2030 97,306 0.0040
Destination 2035 115,841 0.0055
Destination 2040 122,761 0.0063
Destination 2045 121,821 0.0075
Destination 2050 122,405 0.0067
Destination 2055 85,517 0.0110
Destination 2060 40,506 0.0092
Destination 2065 6,209 0.0084
Destination Retirement 29,824 0.0023

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-TD (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Annual Report
October 31, 2024
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 26
Notes to Financial Statements 31
Report of Independent Registered Public Accounting Firm 46
Supplemental Information 47

2 - Statement of Investments - October 31, 2024 - Nationwide Investor Destinations Aggressive Fund
Investment Companies 92 .4%
Shares Value ($)
Equity Funds 84.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 20,869,856 259,621,007
Nationwide GQG US Quality
Equity Fund, Class R6(a) 802,778 13,655,261
Nationwide International Index
Fund, Class R6(a) 11,414,773 103,417,839
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,481,934 80,809,268
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 8,299,509 109,138,548
Total Equity Funds
(cost $472,483,556) 566,641,923
Fixed Income Funds 7.5%
Nationwide Bond Portfolio, Class
R6(a) 5,051,912 43,800,079
Nationwide Loomis Core Bond
Fund, Class R6(a) 690,933 6,529,317
Total Fixed Income Funds
(cost $50,921,301) 50,329,396
Total Investment Companies
(cost $523,404,857) 616,971,319
Exchange Traded Funds 7 .7%
Equity Funds 6.7%
iShares Core MSCI Emerging
Markets ETF 564,061 31,373,073
iShares Core S&P Small-Cap
ETF(b) 117,499 13,385,486
Total Equity Funds
(cost $41,260,291) 44,758,559
Fixed Income Fund 1.0%
iShares 7-10 Year Treasury Bond
ETF(b) 68,113 6,438,041
Total Fixed Income Funds
(cost  $6,449,363) 6,438,041
Total Exchange Traded Funds
(cost $47,709,654) 51,196,600
Repurchase Agreement 0 .4%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$2,740,972, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$2,795,792.(c)(d) 2,740,600 2,740,600
Total Repurchase Agreement
(cost $2,740,600) 2,740,600
Total Investments
(cost $573,855,111) — 100.5% 670,908,519
Liabilities in excess of other assets — (0.5)% (3,125,056)
NET ASSETS — 100.0% $ 667,783,463
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $2,798,288, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,740,600 and by $119,361 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.25% – 4.88%, and maturity dates ranging
from 1/31/2025 – 8/15/2053, a total value of $2,859,961.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $2,740,600.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2024 - Statement of Investments - 3
Investment Companies 93 .2%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 730,394 7,311,246
Total Alternative Assets
(cost $6,768,598) 7,311,246
Equity Funds 70.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 25,186,848 313,324,387
Nationwide GQG US Quality
Equity Fund, Class R6(a) 850,739 14,471,068
Nationwide International Index
Fund, Class R6(a) 12,840,402 116,334,040
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,090,644 73,754,311
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 10,417,109 136,984,980
Total Equity Funds
(cost $548,939,557) 654,868,786
Fixed Income Funds 21.5%
Nationwide Bond Portfolio, Class
R6(a) 20,727,539 179,707,762
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,985,015 18,758,393
Total Fixed Income Funds
(cost $202,412,289) 198,466,155
Total Investment Companies
(cost $758,120,444) 860,646,187
Exchange Traded Funds 6 .9%
Shares Value ($)
Equity Funds 6.4%
iShares Core MSCI Emerging
Markets ETF 727,121 40,442,470
iShares Core S&P Small-Cap
ETF 163,136 18,584,453
Total Equity Funds
(cost $54,859,484) 59,026,923
Fixed Income Fund 0.5%
iShares 7-10 Year Treasury
Bond ETF 50,479 4,771,275
Total Fixed Income Funds
(cost  $4,803,217) 4,771,275
Total Exchange Traded Funds
(cost $59,662,701) 63,798,198
Total Investments
(cost $817,783,145) — 100.1% 924,444,385
Liabilities in excess of other assets — (0.1)% (520,201)
NET ASSETS — 100.0% $ 923,924,184
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - October 31, 2024 - Nationwide Investor Destinations Moderate Fund
Investment Companies 84 .6%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 526,956 5,274,829
Total Alternative Assets
(cost $4,907,609) 5,274,829
Equity Funds 53.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 14,818,106 184,337,240
Nationwide GQG US Quality
Equity Fund, Class R6(a) 389,152 6,619,481
Nationwide International Index
Fund, Class R6(a) 7,113,682 64,449,958
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,824,663 32,898,668
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 5,735,770 75,425,372
Total Equity Funds
(cost $303,922,364) 363,730,719
Fixed Income Funds 30.2%
Nationwide Bond Portfolio, Class
R6(a) 16,549,209 143,481,640
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 765,169 6,878,872
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,599,453 34,014,827
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,093,056 20,804,976
Total Fixed Income Funds
(cost $212,470,499) 205,180,315
Total Investment Companies
(cost $521,300,472) 574,185,863
Exchange Traded Funds 11 .9%
Equity Funds 4.9%
iShares Core MSCI Emerging
Markets ETF 291,600 16,218,792
iShares Core S&P Small-Cap
ETF 149,467 17,027,281
Total Equity Funds
(cost $31,340,910) 33,246,073
Fixed Income Funds 7.0%
iShares 20+ Year Treasury Bond
ETF 178,350 16,488,458
iShares 7-10 Year Treasury Bond
ETF(b) 214,891 20,311,497
iShares U.S. Treasury Bond ETF 453,249 10,343,142
Total Fixed Income Funds
(cost $52,843,225) 47,143,097
Total Exchange Traded Funds
(cost $84,184,135) 80,389,170
Short-Term Investment 3 .6%
Shares Value ($)
Money Market Fund 3.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (c) 24,498,241 24,498,241
Total Short-Term Investment
(cost $24,498,241)
24,498,241
Repurchase Agreements 1 .5%
Principal
Amount ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$5,499,946, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$5,609,946.(d)(e) 5,499,200 5,499,200
Societe Generale, 4.85%,
dated 10/31/2024, due
11/1/2024, repurchase price
$5,000,674, collateralized by
U.S. Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$5,100,003.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $10,499,200) 10,499,200
Total Investments
(cost $640,482,048) — 101.6% 689,572,474
Liabilities in excess of other assets — (1.6)% (10,920,572)
NET ASSETS — 100.0% $ 678,651,902
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $10,283,776, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $10,499,200.
(c) Represents 7-day effective yield as of October 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $10,499,200.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2024 - Statement of Investments - 5
Investment Companies 81 .6%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 192,592 1,927,842
Total Alternative Assets
(cost $1,818,625) 1,927,842
Equity Funds 36.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,642,313 45,310,378
Nationwide International Index
Fund, Class R6(a) 1,692,146 15,330,845
Nationwide Mid Cap Market
Index Fund, Class R6(a) 560,567 10,107,023
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,441,103 18,950,498
Total Equity Funds
(cost $73,116,742) 89,698,744
Fixed Income Funds 44.5%
Nationwide Bond Portfolio, Class
R6(a) 8,243,423 71,470,476
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 837,365 7,527,908
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,573,422 14,868,838
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,643,159 16,333,002
Total Fixed Income Funds
(cost $115,867,601) 110,200,224
Total Investment Companies
(cost $190,802,968) 201,826,810
Exchange Traded Funds 14 .1%
Equity Funds 2.9%
iShares Core MSCI Emerging
Markets ETF 72,271 4,019,713
iShares Core S&P Small-Cap
ETF(b) 27,427 3,124,484
Total Equity Funds
(cost $6,356,176) 7,144,197
Fixed Income Funds 11.2%
iShares 20+ Year Treasury Bond
ETF 105,558 9,758,837
iShares 7-10 Year Treasury Bond
ETF(b) 78,866 7,454,414
iShares U.S. Treasury Bond
ETF(b) 466,002 10,634,166
Total Fixed Income Funds
(cost $30,821,174) 27,847,417
Total Exchange Traded Funds
(cost $37,177,350) 34,991,614
Short-Term Investment 4 .4%
Shares Value ($)
Money Market Fund 4.4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (c) 10,837,209 10,837,209
Total Short-Term Investment
(cost $10,837,209)
10,837,209
Repurchase Agreement 1 .1%
Principal
Amount ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$2,630,157, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$2,682,760.(d)(e) 2,629,800 2,629,800
Total Repurchase Agreement
(cost $2,629,800) 2,629,800
Total Investments
(cost $241,447,327) — 101.2% 250,285,433
Liabilities in excess of other assets — (1.2)% (3,014,042)
NET ASSETS — 100.0% $ 247,271,391
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $4,243,594, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,629,800 and by $1,739,195 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from 11/21/2024 – 8/15/2053, a total value of
$4,368,995.
(c) Represents 7-day effective yield as of October 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $2,629,800.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - October 31, 2024 - Nationwide Investor Destinations Conservative Fund
Investment Companies 80 .0%
Shares Value ($)
Alternative Assets 1.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 448,651 4,490,996
Total Alternative Assets
(cost $4,199,007) 4,490,996
Equity Funds 18.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,324,701 28,919,285
Nationwide International Index
Fund, Class R6(a) 845,850 7,663,400
Nationwide Mid Cap Market
Index Fund, Class R6(a) 300,301 5,414,435
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 925,144 12,165,645
Total Equity Funds
(cost $43,485,851) 54,162,765
Fixed Income Funds 59.9%
Nationwide Bond Portfolio, Class
R6(a) 11,725,409 101,659,295
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,639,789 14,741,706
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,112,187 29,410,170
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,965,731 29,479,362
Total Fixed Income Funds
(cost $184,276,223) 175,290,533
Total Investment Companies
(cost $231,961,081) 233,944,294
Exchange Traded Funds 15 .1%
Equity Funds 1.1%
iShares Core MSCI Emerging
Markets ETF 43,764 2,434,154
iShares Core S&P Small-Cap
ETF 6,421 731,480
Total Equity Funds
(cost $2,519,595) 3,165,634
Fixed Income Funds 14.0%
iShares 20+ Year Treasury Bond
ETF(b) 187,051 17,292,865
iShares 7-10 Year Treasury Bond
ETF(b) 154,921 14,643,133
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond
ETF(b) 390,733 8,916,527
Total Fixed Income Funds
(cost $48,138,129) 40,852,525
Total Exchange Traded Funds
(cost $50,657,724) 44,018,159
Short-Term Investment 5 .0%
Money Market Fund 5.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.74% (c) 14,762,261 14,762,261
Total Short-Term Investment
(cost $14,762,261)
14,762,261
Repurchase Agreement 1 .0%
Principal
Amount ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$2,962,027, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$3,021,268.(d)(e) 2,961,625 2,961,625
Total Repurchase Agreement
(cost $2,961,625) 2,961,625
Total Investments
(cost $300,342,691) — 101.1% 295,686,339
Liabilities in excess of other assets — (1.1)% (3,124,667)
NET ASSETS — 100.0% $ 292,561,672
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $2,898,359, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,961,625.
(c) Represents 7-day effective yield as of October 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $2,961,625.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - October 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 616,971,319
Investment securities of unaffiliated issuers, at value
*
51,196,600
Repurchase agreements, at value 2,740,600
Interest and dividends receivable —
Security lending income receivable 629
Receivable for investments sold 145,815
Receivable for capital shares issued 55,225
Prepaid expenses 30,369
Total Assets 671,140,557
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 200,968
Payable upon return of securities loaned (Note 2) 2,740,600
Accrued expenses and other payables:
Investment advisory fees 75,226
Fund administration fees 34,370
Distribution fees 96,207
Administrative servicing fees 139,445
Accounting and transfer agent fees 6,055
Trustee fees 1,899
Custodian fees 8,543
Compliance program costs (Note 3) 95
Professional fees 11,818
Printing fees 31,668
Other 10,200
Total Liabilities 3,357,094
Net Assets $ 667,783,463
* Includes value of securities on loan (Note 2) 2,798,288
Cost of investment securities of affiliated issuers 523,404,857
Cost of investment securities of unaffiliated issuers 47,709,654
Cost of repurchase agreements 2,740,600
Represented by:
Capital $ 497,345,669
Total distributable earnings (loss) 170,437,794
Net Assets $ 667,783,463

Investor Destinations Funds - October 31, 2024 - Statements of Assets and Liabilities - 9
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 860,646,187 $ 574,185,863 $ 201,826,810 $ 233,944,294
63,798,198 104,887,411 45,828,823 58,780,420
— 10,499,200 2,629,800 2,961,625
1 99,489 43,848 61,013
724 1,256 777 1,096
58,657 85,634 — 157,215
112,238 75,727 44,762 59,823
33,957 33,076 29,855 27,469
924,649,962 689,867,656 250,404,675 295,992,955
— — 140,393 —
170,058 245,457 175,894 206,515
— 10,499,200 2,629,800 2,961,625
104,281 76,316 27,682 32,700
39,275 34,568 26,384 27,230
125,419 93,046 34,173 39,620
187,231 174,117 57,847 92,842
9,079 8,023 4,188 5,684
2,663 1,969 717 858
12,245 18,387 4,669 8,505
127 94 35 44
13,771 12,313 9,304 9,602
46,439 40,823 18,510 40,826
15,190 11,441 3,688 5,232
725,778 11,215,754 3,133,284 3,431,283
$ 923,924,184 $ 678,651,902 $ 247,271,391 $ 292,561,672
— 10,283,776 4,243,594 2,898,359
758,120,444 521,300,472 190,802,968 231,961,081
59,662,701 108,682,376 48,014,559 65,419,985
— 10,499,200 2,629,800 2,961,625
$ 733,333,476 $ 584,477,139 $ 229,712,818 $ 299,027,583
190,590,708 94,174,763 17,558,573 (6,465,911)
$ 923,924,184 $ 678,651,902 $ 247,271,391 $ 292,561,672

10 - Statements of Assets and Liabilities - October 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 82,737,432
Class R Shares 41,321,655
Class R6 Shares 262,009,107
Institutional Service Class Shares 3,385,312
Service Class Shares 278,329,957
Total $ 667,783,463
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 7,849,686
Class R Shares 4,089,009
Class R6 Shares 24,276,877
Institutional Service Class Shares 320,229
Service Class Shares 26,287,179
Total 62,822,980
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10 .54 (a)
Class R Shares $ 10 .11
Class R6 Shares $ 10 .79
Institutional Service Class Shares $ 10 .57
Service Class Shares $ 10 .59
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 11 .18
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Investor Destinations Funds - October 31, 2024 - Statements of Assets and Liabilities - 11
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 141,221,570 $ 125,668,734 $ 64,700,832 $ 98,169,874
76,300,556 53,377,584 18,664,302 16,513,929
400,506,083 294,803,790 104,468,523 77,558,935
20,845,354 7,438,592 3,443,313 47,350,377
285,050,621 197,363,202 55,994,421 52,968,557
$ 923,924,184 $ 678,651,902 $ 247,271,391 $ 292,561,672
13,558,921 12,655,385 6,385,801 9,774,866
7,721,810 5,622,783 1,835,857 1,648,470
38,512,575 29,934,134 10,147,696 7,673,379
2,010,872 756,488 336,581 4,697,588
27,488,760 20,010,344 5,472,161 5,251,050
89,292,938 68,979,134 24,178,096 29,045,353
$ 10 .42 (a) $ 9 .93 (a) $ 10 .13 (a) $ 10 .04 (a)
$ 9 .88 $ 9 .49 $ 10 .17 $ 10 .02
$ 10 .40 $ 9 .85 $ 10 .29 $ 10 .11
$ 10 .37 $ 9 .83 $ 10 .23 $ 10 .08
$ 10 .37 $ 9 .86 $ 10 .23 $ 10 .09
$ 11 .06 $ 10 .54 $ 10 .75 $ 10 .65
5 .75% 5 .75% 5 .75% 5 .75%

12 - Statements of Operations - For the Year Ended October 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 11,675,344
Dividend income from unaffiliated issuers 1,677,853
Income from securities lending (Note 2) 2,624
Interest income (unaffiliated) 1,700
Total Income 13,357,521
EXPENSES:
Investment advisory fees 857,494
Fund administration fees 185,406
Distribution fees Class A 203,769
Distribution fees Class C(a) 21,957
Distribution fees Class R 207,375
Distribution fees Service Class 697,409
Administrative servicing fees Class A 73,363
Administrative servicing fees Class C(a) 659
Administrative servicing fees Class R 58,070
Administrative servicing fees Institutional Service Class 4,857
Administrative servicing fees Service Class 418,519
Registration and filing fees 78,398
Professional fees 30,575
Printing fees 21,751
Trustee fees 24,505
Custodian fees 4,763
Accounting and transfer agent fees 27,266
Compliance program costs (Note 3) 2,722
Other 22,327
Total Expenses 2,941,185
NET INVESTMENT INCOME 10,416,336
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 4,450,664
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 99,161,462
Transactions in investment securities of unaffiliated issuers (2,142,163)
Net realized gains (losses) 101,469,963
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 46,487,770
Investment securities of unaffiliated issuers 15,234,104
Net change in unrealized appreciation/depreciation 61,721,874
Net realized/unrealized gains (losses) 163,191,837
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 173,608,173
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - For the Year Ended October 31, 2024 - Statements of Operations - 13
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 20,725,924 $ 16,576,016 $ 7,021,510 $ 9,589,164
2,178,891 3,674,363 1,664,694 2,503,048
4,109 9,043 4,080 3,742
2,262 1,202 450 658
22,911,186 20,260,624 8,690,734 12,096,612
1,224,601 905,238 330,683 395,746
246,494 193,437 97,352 108,417
344,036 311,268 162,330 240,277
30,563 43,513 33,842 105,400
377,897 265,775 91,551 83,694
747,103 519,427 149,330 130,173
123,864 97,042 38,962 48,059
917 1,306 1,693 5,272
105,820 79,741 25,637 25,111
23,161 6,296 3,035 33,845
448,347 311,715 83,638 78,117
80,610 82,343 78,530 78,961
39,352 31,890 18,271 19,434
32,347 26,405 7,176 20,989
34,846 25,675 9,259 10,976
6,742 — — —
40,837 36,005 18,582 25,268
3,891 2,884 1,057 1,269
28,404 18,382 7,796 12,409
3,939,832 2,958,342 1,158,724 1,423,417
18,971,354 17,302,282 7,532,010 10,673,195
4,422,190 2,201,313 660,030 375,792
116,023,269 67,757,798 14,972,070 8,479,139
(1,330,566) (3,586,267) (1,532,859) (2,172,184)
119,114,893 66,372,844 14,099,241 6,682,747
69,142,190 42,433,644 15,167,262 15,733,400
19,052,071 15,195,063 4,746,882 5,490,594
88,194,261 57,628,707 19,914,144 21,223,994
207,309,154 124,001,551 34,013,385 27,906,741
$ 226,280,508 $ 141,303,833 $ 41,545,395 $ 38,579,936

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - October 31, 2024 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 10,416,336 $ 7,378,345
Net realized gains 101,469,963 27,828,166
Net change in unrealized appreciation/depreciation 61,721,874 26,042,029
Change in net assets resulting from operations 173,608,173 61,248,540
Distributions to Shareholders From:
Distributable earnings:
Class A (4,338,340) (2,723,781)
Class C(a) (440,286) (277,756)
Class R (2,347,102) (1,330,013)
Class R6 (14,291,383) (8,718,226)
Institutional Service Class (221,277) (131,694)
Service Class (15,035,460) (16,192,477)
Change in net assets from shareholder distributions (36,673,848) (29,373,947)
Change in net assets from capital transactions (252,507,255) (63,119,324)
Change in net assets (115,572,930) (31,244,731)
Net Assets:
Beginning of year 783,356,393 814,601,124
End of year $ 667,783,463 $ 783,356,393

Investor Destinations Funds - October 31, 2024 - Statements of Changes in Net Assets - 15
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 18,971,354 $ 13,549,853 $ 17,302,282 $ 13,611,672
119,114,893 36,571,425 66,372,844 23,444,813
88,194,261 29,906,029 57,628,707 11,223,306
226,280,508 80,027,307 141,303,833 48,279,791
(7,882,819) (5,327,451) (6,845,167) (4,566,080)
(670,871) (462,979) (842,492) (674,344)
(4,628,198) (2,874,400) (3,084,463) (1,852,790)
(25,414,258) (15,710,227) (18,446,219) (11,675,362)
(1,313,693) (822,076) (477,740) (279,366)
(17,276,388) (20,485,929) (11,762,962) (14,035,478)
(57,186,227) (45,683,062) (41,459,043) (33,083,420)
(369,997,073) (113,773,593) (241,845,093) (97,763,679)
(200,902,792) (79,429,348) (142,000,303) (82,567,308)
1,124,826,976 1,204,256,324 820,652,205 903,219,513
$ 923,924,184 $ 1,124,826,976 $ 678,651,902 $ 820,652,205

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - October 31, 2024 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 11,697,912 $ 4,699,629
Proceeds from shares issued from class conversion (Note 1)(a) 74,467 178,416
Dividends reinvested 3,716,206 2,320,010
Cost of shares redeemed (15,511,572) (19,500,292)
Total Class A Shares (22,987) (12,302,237)
Class C Shares
Proceeds from shares issued 120,500 574,611
Dividends reinvested 395,305 249,994
Cost of shares redeemed in class conversion (Note 1)(a) (74,467) (178,416)
Cost of shares redeemed (8,769,895) (1,892,268)
Total Class C Shares (8,328,557) (1,246,079)
Class R Shares
Proceeds from shares issued 3,107,601 4,011,769
Dividends reinvested 2,318,653 1,318,282
Cost of shares redeemed (8,878,711) (8,037,154)
Total Class R Shares (3,452,457) (2,707,103)
Class R6 Shares
Proceeds from shares issued 30,256,987 29,004,727
Dividends reinvested 14,068,371 8,539,395
Cost of shares redeemed (39,059,114) (68,740,616)
Total Class R6 Shares 5,266,244 (31,196,494)
Institutional Service Class Shares
Proceeds from shares issued 554,662 1,046,651
Dividends reinvested 140,370 90,184
Cost of shares redeemed (1,387,704) (1,532,680)
Total Institutional Service Class Shares (692,672) (395,845)
Service Class Shares
Proceeds from shares issued 22,532,257 25,440,434
Dividends reinvested 15,035,460 16,192,477
Cost of shares redeemed (282,844,543) (56,904,477)
Total Service Class Shares (245,276,826) (15,271,566)
Change in net assets from capital transactions $ (252,507,255) $ (63,119,324)

Investor Destinations Funds - October 31, 2024 - Statements of Changes in Net Assets - 17
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 16,370,655 $ 8,065,852 $ 21,833,466 $ 9,293,975
68,689 345,825 187,078 734,268
6,673,892 4,599,870 5,734,777 3,900,897
(22,978,718) (46,124,894) (23,964,055) (41,883,620)
134,518 (33,113,347) 3,791,266 (27,954,480)
125,837 646,584 281,128 1,770,995
649,806 452,540 784,385 640,874
(68,689) (345,825) (187,078) (734,268)
(12,096,246) (4,391,784) (17,809,731) (8,238,645)
(11,389,292) (3,638,485) (16,931,296) (6,561,044)
5,933,221 5,779,753 4,588,222 5,854,149
4,602,049 2,864,179 3,084,056 1,852,581
(14,449,042) (21,805,846) (9,421,244) (14,999,505)
(3,913,772) (13,161,914) (1,748,966) (7,292,775)
30,409,653 54,574,188 22,395,038 42,587,735
25,211,021 15,588,644 18,279,788 11,560,563
(88,777,477) (101,881,577) (58,182,685) (81,154,042)
(33,156,803) (31,718,745) (17,507,859) (27,005,744)
1,136,536 1,290,297 943,059 1,126,266
927,427 579,884 277,515 161,142
(3,625,254) (4,432,420) (1,930,236) (1,361,626)
(1,561,291) (2,562,239) (709,662) (74,218)
19,540,089 25,511,464 13,161,587 18,243,929
17,276,388 20,485,929 11,762,962 14,035,478
(356,926,910) (75,576,256) (233,663,125) (61,154,825)
(320,110,433) (29,578,863) (208,738,576) (28,875,418)
$ (369,997,073) $ (113,773,593) $ (241,845,093) $ (97,763,679)

The accompanying notes are an integral part of these financial statements.
18 - Statements of Changes in Net Assets - October 31, 2024 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 1,213,804 534,605
Issued in class conversion (Note 1)(a) 8,094 20,041
Reinvested 396,830 278,694
Redeemed (1,557,306) (2,204,896)
Total Class A Shares 61,422 (1,371,556)
Class C Shares
Issued 13,950 69,845
Reinvested 45,542 32,257
Redeemed in class conversion (Note 1)(a) (8,691) (21,441)
Redeemed (986,605) (229,743)
Total Class C Shares (935,804) (149,082)
Class R Shares
Issued 328,917 474,957
Reinvested 258,637 164,977
Redeemed (930,714) (937,667)
Total Class R Shares (343,160) (297,733)
Class R6 Shares
Issued 3,029,507 3,195,164
Reinvested 1,462,282 997,705
Redeemed (3,851,929) (7,443,773)
Total Class R6 Shares 639,860 (3,250,904)
Institutional Service Class Shares
Issued 55,918 115,045
Reinvested 14,922 10,768
Redeemed (137,167) (168,246)
Total Institutional Service Class Shares (66,327) (42,433)
Service Class Shares
Issued 2,278,356 2,863,759
Reinvested 1,598,767 1,937,180
Redeemed (30,865,603) (6,384,968)
Total Service Class Shares (26,988,480) (1,584,029)
Total change in shares (27,632,489) (6,695,737)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - October 31, 2024 - Statements of Changes in Net Assets - 19
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
1,701,331 903,446 2,348,640 1,048,760
7,412 38,598 20,567 81,787
712,650 540,163 624,044 455,857
(2,339,594) (5,146,152) (2,521,455) (4,711,571)
81,799 (3,663,945) 471,796 (3,125,167)
14,337 76,459 31,211 207,017
74,348 56,497 89,338 77,955
(7,913) (40,995) (21,389) (84,890)
(1,356,367) (523,199) (2,004,320) (962,763)
(1,275,595) (431,238) (1,905,160) (762,681)
629,916 674,644 496,088 691,671
517,677 353,405 351,349 225,817
(1,536,425) (2,535,280) (1,030,137) (1,743,222)
(388,832) (1,507,231) (182,700) (825,734)
3,127,329 6,054,342 2,381,903 4,810,899
2,687,111 1,822,260 2,003,783 1,354,705
(9,013,561) (11,184,040) (6,128,400) (9,096,426)
(3,199,121) (3,307,438) (1,742,714) (2,930,822)
118,866 145,084 99,228 126,869
99,285 68,078 30,493 18,916
(367,318) (496,280) (203,833) (154,668)
(149,167) (283,118) (74,112) (8,883)
1,980,014 2,843,124 1,399,871 2,064,093
1,854,067 2,415,902 1,289,832 1,648,552
(38,817,635) (8,413,467) (26,033,793) (6,888,862)
(34,983,554) (3,154,441) (23,344,090) (3,176,217)
(39,914,470) (12,347,411) (26,776,980) (10,829,504)

The accompanying notes are an integral part of these financial statements.
20 - Statements of Changes in Net Assets - October 31, 2024 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 7,532,010 $ 5,750,868
Net realized gains (losses) 14,099,241 5,253,002
Net change in unrealized appreciation/depreciation 19,914,144 1,802,832
Change in net assets resulting from operations 41,545,395 12,806,702
Distributions to Shareholders From:
Distributable earnings:
Class A (2,820,407) (1,785,107)
Class C(a) (465,505) (393,171)
Class R (801,900) (473,913)
Class R6 (5,132,876) (3,485,189)
Institutional Service Class (197,813) (129,320)
Service Class (2,771,342) (3,109,233)
Change in net assets from shareholder distributions (12,189,843) (9,375,933)
Change in net assets from capital transactions (67,463,757) (36,196,485)
Change in net assets (38,108,205) (32,765,716)
Net Assets:
Beginning of year 285,379,596 318,145,312
End of year $ 247,271,391 $ 285,379,596

Investor Destinations Funds - October 31, 2024 - Statements of Changes in Net Assets - 21
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 10,673,195 $ 8,492,889
6,682,747 (1,776,942)
21,223,994 4,991,068
38,579,936 11,707,015
(2,879,586) (1,726,064)
(817,265) (821,398)
(520,251) (328,163)
(2,799,272) (1,991,096)
(2,006,502) (1,905,803)
(1,697,140) (1,930,606)
(10,720,016) (8,703,130)
(74,220,951) (85,129,593)
(46,361,031) (82,125,708)
338,922,703 421,048,411
$ 292,561,672 $ 338,922,703

The accompanying notes are an integral part of these financial statements.
22 - Statements of Changes in Net Assets - October 31, 2024 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 14,946,234 $ 5,209,137
Proceeds from shares issued from class conversion (Note 1)(a) 142,276 535,355
Dividends reinvested 2,420,031 1,544,734
Cost of shares redeemed (13,662,621) (15,702,436)
Total Class A Shares 3,845,920 (8,413,210)
Class C Shares
Proceeds from shares issued 56,737 508,442
Dividends reinvested 441,823 378,737
Cost of shares redeemed in class conversion (Note 1)(a) (142,276) (535,355)
Cost of shares redeemed (13,478,686) (7,334,903)
Total Class C Shares (13,122,402) (6,983,079)
Class R Shares
Proceeds from shares issued 3,490,380 2,766,248
Dividends reinvested 801,853 473,888
Cost of shares redeemed (4,987,987) (3,920,401)
Total Class R Shares (695,754) (680,265)
Class R6 Shares
Proceeds from shares issued 11,746,292 13,999,406
Dividends reinvested 5,098,052 3,449,286
Cost of shares redeemed (21,507,281) (28,407,315)
Total Class R6 Shares (4,662,937) (10,958,623)
Institutional Service Class Shares
Proceeds from shares issued 526,066 412,143
Dividends reinvested 122,058 80,647
Cost of shares redeemed (1,443,280) (766,219)
Total Institutional Service Class Shares (795,156) (273,429)
Service Class Shares
Proceeds from shares issued 4,744,210 7,476,403
Dividends reinvested 2,771,342 3,109,116
Cost of shares redeemed (59,548,980) (19,473,398)
Total Service Class Shares (52,033,428) (8,887,879)
Change in net assets from capital transactions $ (67,463,757) $ (36,196,485)

Investor Destinations Funds - October 31, 2024 - Statements of Changes in Net Assets - 23
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 40,916,339 $ 13,403,466
436,852 943,387
2,628,815 1,552,330
(24,717,586) (21,087,762)
19,264,420 (5,188,579)
107,308 894,048
778,599 787,816
(436,852) (943,387)
(41,941,174) (26,840,493)
(41,492,119) (26,102,016)
3,455,439 3,137,181
519,033 327,464
(4,681,424) (4,838,913)
(706,952) (1,374,268)
12,596,843 12,486,200
2,751,140 1,964,440
(13,884,870) (23,467,581)
1,463,113 (9,016,941)
3,279,535 4,916,697
1,708,205 1,626,100
(21,513,041) (42,799,422)
(16,525,301) (36,256,625)
9,152,695 10,060,982
1,677,057 1,918,036
(47,053,864) (19,170,182)
(36,224,112) (7,191,164)
$ (74,220,951) $ (85,129,593)

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - October 31, 2024 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 1,556,584 558,418
Issued in class conversion (Note 1)(a) 14,846 57,468
Reinvested 251,598 169,127
Redeemed (1,391,799) (1,679,684)
Total Class A Shares 431,229 (894,671)
Class C Shares
Issued 6,038 55,380
Reinvested 46,754 42,053
Redeemed in class conversion (Note 1)(a) (14,986) (57,990)
Redeemed (1,419,268) (795,014)
Total Class C Shares (1,381,462) (755,571)
Class R Shares
Issued 348,480 295,652
Reinvested 83,331 51,787
Redeemed (506,334) (415,597)
Total Class R Shares (74,523) (68,158)
Class R6 Shares
Issued 1,180,157 1,474,922
Reinvested 521,585 371,416
Redeemed (2,162,762) (2,972,381)
Total Class R6 Shares (461,020) (1,126,043)
Institutional Service Class Shares
Issued 54,227 43,808
Reinvested 12,579 8,739
Redeemed (146,486) (81,716)
Total Institutional Service Class Shares (79,680) (29,169)
Service Class Shares
Issued 478,077 793,742
Reinvested 285,920 337,400
Redeemed (6,266,735) (2,063,580)
Total Service Class Shares (5,502,738) (932,438)
Total change in shares (7,068,194) (3,806,050)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - October 31, 2024 - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
4,222,191 1,411,375
45,464 98,866
268,380 164,665
(2,513,534) (2,222,368)
2,022,501 (547,462)
11,165 94,348
80,768 84,349
(45,744) (99,499)
(4,358,619) (2,849,479)
(4,312,430) (2,770,281)
353,138 331,455
53,270 34,844
(479,159) (509,095)
(72,751) (142,796)
1,274,437 1,307,057
279,388 207,130
(1,395,348) (2,446,493)
158,477 (932,306)
333,155 516,737
174,253 172,021
(2,195,293) (4,502,366)
(1,687,885) (3,813,608)
921,381 1,055,742
170,876 202,768
(4,942,793) (2,009,382)
(3,850,536) (750,872)
(7,742,624) (8,957,325)

26 - Financial Highlights - October 31, 2024 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.62 $ 0.14 $ 2.34 $ 2.48 $ (0.16) $ (0.40) $ — $ (0.56) $ 10.54 29.68% $ 82,737 0.53% 1.45% 0.53% 47.76%
10/31/2023 8.34 0.07 0.50 0.57 (0.07) (0.22) — (0.29) 8.62 7.07% 67,103 0.52% 0.83% 0.52% 14.54%
10/31/2022 11.10 0.36 (2.39) (2.03) (0.43) (0.30) — (0.73) 8.34 (19.58)% 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
10/31/2020 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) 8.32 1.70% 74,817 0.53% 5.82% 0.53% 16.63%
Class R Shares
10/31/2024 8.28 0.12 2.24 2.36 (0.13) (0.40) — (0.53) 10.11 29.39% 41,322 0.83% 1.25% 0.83% 47.76%
10/31/2023 8.03 0.04 0.49 0.53 (0.06) (0.22) — (0.28) 8.28 6.76% 36,693 0.82% 0.52% 0.82% 14.54%
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) — (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
10/31/2020 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) 8.06 1.42% 44,326 0.85% 5.48% 0.85% 16.63%
Class R6 Shares
10/31/2024 8.82 0.18 2.40 2.58 (0.21) (0.40) — (0.61) 10.79 30.10% 262,009 0.19% 1.81% 0.19% 47.76%
10/31/2023 8.52 0.11 0.51 0.62 (0.10) (0.22) — (0.32) 8.82 7.44% 208,392 0.18% 1.20% 0.18% 14.54%
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) — (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
10/31/2020 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) 8.48 2.12% 234,120 0.19% 5.86% 0.19% 16.63%
Institutional Service Class Shares
10/31/2024 8.64 0.17 2.35 2.52 (0.19) (0.40) — (0.59) 10.57 30.05% 3,385 0.32% 1.75% 0.32% 47.76%
10/31/2023 8.36 0.09 0.50 0.59 (0.09) (0.22) — (0.31) 8.64 7.23% 3,341 0.31% 1.02% 0.31% 14.54%
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) — (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
10/31/2020 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) 8.33 1.90% 4,059 0.30% 6.04% 0.30% 16.63%
Service Class Shares
10/31/2024 8.64 0.14 2.35 2.49 (0.14) (0.40) — (0.54) 10.59 29.69% 278,330 0.59% 1.43% 0.59% 47.76%
10/31/2023 8.37 0.07 0.49 0.56 (0.07) (0.22) — (0.29) 8.64 6.89% 460,308 0.58% 0.75% 0.58% 14.54%
10/31/2022 11.13 0.35 (2.39) (2.04) (g) (0.42) (0.30) — (0.72) 8.37 (19.58)%(g) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
10/31/2020 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) 8.34 1.63% 526,542 0.59% 5.85% 0.59% 16.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

Investor Destination Funds - October 31, 2024 - Financial Highlights - 27
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.76 $ 0.18 $ 2.08 $ 2.26 $ (0.20) $ (0.40) $ — $ (0.60) $ 10.42 26.54% $ 141,222 0.52% 1.86% 0.52% 42.62%
10/31/2023 8.56 0.10 0.41 0.51 (0.09) (0.22) — (0.31) 8.76 6.15% 118,075 0.52% 1.06% 0.52% 14.63%
10/31/2022 11.22 0.36 (2.38) (2.02) (0.41) (0.23) — (0.64) 8.56 (19.07)% 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
10/31/2020 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) 8.78 2.84% 152,026 0.53% 5.72% 0.53% 20.97%
Class R Shares
10/31/2024 8.35 0.15 1.96 2.11 (0.18) (0.40) — (0.58) 9.88 26.06% 76,301 0.82% 1.63% 0.82% 42.62%
10/31/2023 8.18 0.07 0.40 0.47 (0.08) (0.22) — (0.30) 8.35 5.87% 67,714 0.82% 0.77% 0.82% 14.63%
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) — (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
10/31/2020 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) 8.44 2.61% 94,195 0.85% 5.36% 0.85% 20.97%
Class R6 Shares
10/31/2024 8.75 0.22 2.06 2.28 (0.23) (0.40) — (0.63) 10.40 26.87% 400,506 0.18% 2.25% 0.18% 42.62%
10/31/2023 8.55 0.13 0.41 0.54 (0.12) (0.22) — (0.34) 8.75 6.52% 364,873 0.18% 1.39% 0.18% 14.63%
10/31/2022 11.21 0.39 (2.37) (1.98) (g) (0.45) (0.23) — (0.68) 8.55 (18.80)%(g) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
10/31/2020 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) 8.76 3.20% 429,532 0.19% 5.83% 0.19% 20.97%
Institutional Service Class Shares
10/31/2024 8.72 0.21 2.06 2.27 (0.22) (0.40) — (0.62) 10.37 26.82% 20,845 0.29% 2.16% 0.29% 42.62%
10/31/2023 8.52 0.12 0.42 0.54 (0.12) (0.22) — (0.34) 8.72 6.48% 18,838 0.25% 1.33% 0.25% 14.63%
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) — (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
10/31/2020 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) 8.74 3.12% 18,652 0.26% 6.16% 0.26% 20.97%
Service Class Shares
10/31/2024 8.72 0.18 2.06 2.24 (0.19) (0.40) — (0.59) 10.37 26.42% 285,051 0.58% 1.81% 0.58% 42.62%
10/31/2023 8.53 0.09 0.41 0.50 (0.09) (0.22) — (0.31) 8.72 6.03% 544,834 0.58% 0.96% 0.58% 14.63%
10/31/2022 11.18 0.35 (2.36) (2.01) (g) (0.41) (0.23) — (0.64) 8.53 (19.10)%(g) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
10/31/2020 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) 8.75 2.78% 670,020 0.59% 5.69% 0.59% 20.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

28 - Financial Highlights - October 31, 2024 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.65 $ 0.22 $ 1.62 $ 1.84 $ (0.23) $ (0.33) $ — $ (0.56) $ 9.93 21.87% $ 125,669 0.52% 2.29% 0.52% 36.66%
10/31/2023 8.55 0.13 0.28 0.41 (0.13) (0.18) — (0.31) 8.65 4.85% 105,356 0.52% 1.46% 0.52% 13.59%
10/31/2022 10.90 0.32 (2.10) (1.78) (0.35) (0.22) — (0.57) 8.55 (17.14)% 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
10/31/2020 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) 9.06 3.46% 142,689 0.53% 5.04% 0.53% 28.45%
Class R Shares
10/31/2024 8.29 0.19 1.55 1.74 (0.21) (0.33) — (0.54) 9.49 21.52% 53,378 0.84% 2.07% 0.84% 36.66%
10/31/2023 8.21 0.10 0.26 0.36 (0.10) (0.18) — (0.28) 8.29 4.52% 48,147 0.83% 1.13% 0.83% 13.59%
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) — (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
10/31/2020 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) 8.74 3.15% 72,805 0.84% 4.75% 0.84% 28.45%
Class R6 Shares
10/31/2024 8.58 0.26 1.61 1.87 (0.27) (0.33) — (0.60) 9.85 22.33% 294,804 0.19% 2.72% 0.19% 36.66%
10/31/2023 8.48 0.16 0.28 0.44 (0.16) (0.18) — (0.34) 8.58 5.25% 271,803 0.18% 1.80% 0.18% 13.59%
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) — (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
10/31/2020 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) 9.00 3.85% 381,614 0.19% 5.20% 0.19% 28.45%
Institutional Service Class Shares
10/31/2024 8.57 0.25 1.60 1.85 (0.26) (0.33) — (0.59) 9.83 22.14% 7,439 0.27% 2.69% 0.27% 36.66%
10/31/2023 8.47 0.15 0.28 0.43 (0.15) (0.18) — (0.33) 8.57 5.20% 7,117 0.24% 1.70% 0.24% 13.59%
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) — (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
10/31/2020 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) 8.99 3.74% 9,980 0.29% 5.25% 0.29% 28.45%
Service Class Shares
10/31/2024 8.59 0.22 1.60 1.82 (0.22) (0.33) — (0.55) 9.86 21.76% 197,363 0.59% 2.29% 0.59% 36.66%
10/31/2023 8.49 0.12 0.28 0.40 (0.12) (0.18) — (0.30) 8.59 4.83% 372,366 0.58% 1.38% 0.58% 13.59%
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) — (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
10/31/2020 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) 9.00 3.40% 498,721 0.59% 5.01% 0.59% 28.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - October 31, 2024 - Financial Highlights - 29
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 9.06 $ 0.26 $ 1.28 $ 1.54 $ (0.29) $ (0.18) $ — $ (0.47) $ 10.13 17.31% $ 64,701 0.53% 2.67% 0.53% 35.30%
10/31/2023 9.01 0.17 0.16 0.33 (0.17) (0.11) — (0.28) 9.06 3.58% 53,941 0.52% 1.79% 0.52% 12.97%
10/31/2022 11.01 0.27 (1.92) (1.65) (0.31) (0.04) — (0.35) 9.01 (15.39)% 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
10/31/2020 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) 9.74 4.20% 63,725 0.53% 3.96% 0.53% 29.33%
Class R Shares
10/31/2024 9.09 0.25 1.27 1.52 (0.26) (0.18) — (0.44) 10.17 16.98% 18,664 0.86% 2.54% 0.86% 35.30%
10/31/2023 9.04 0.14 0.16 0.30 (0.14) (0.11) — (0.25) 9.09 3.23% 17,362 0.85% 1.45% 0.85% 12.97%
10/31/2022 11.05 0.25 (1.94) (1.69) (g) (0.28) (0.04) — (0.32) 9.04 (15.74)%(g) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
10/31/2020 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) 9.77 3.92% 27,757 0.88% 3.63% 0.88% 29.33%
Class R6 Shares
10/31/2024 9.20 0.31 1.28 1.59 (0.32) (0.18) — (0.50) 10.29 17.62% 104,469 0.22% 3.15% 0.22% 35.30%
10/31/2023 9.14 0.20 0.17 0.37 (0.20) (0.11) — (0.31) 9.20 3.97% 97,558 0.21% 2.12% 0.21% 12.97%
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) — (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
10/31/2020 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) 9.87 4.48% 136,414 0.22% 4.23% 0.22% 29.33%
Institutional Service Class Shares
10/31/2024 9.14 0.32 1.27 1.59 (0.32) (0.18) — (0.50) 10.23 17.65% 3,443 0.30% 3.26% 0.30% 35.30%
10/31/2023 9.09 0.19 0.16 0.35 (0.19) (0.11) — (0.30) 9.14 3.80% 3,805 0.28% 2.04% 0.28% 12.97%
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) — (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
10/31/2020 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) 9.82 4.34% 5,454 0.37% 4.17% 0.37% 29.33%
Service Class Shares
10/31/2024 9.14 0.28 1.27 1.55 (0.28) (0.18) — (0.46) 10.23 17.24% 55,994 0.61% 2.83% 0.61% 35.30%
10/31/2023 9.09 0.16 0.16 0.32 (0.16) (0.11) — (0.27) 9.14 3.47% 100,316 0.60% 1.71% 0.60% 12.97%
10/31/2022 11.11 0.27 (1.95) (1.68) (g) (0.30) (0.04) — (0.34) 9.09 (15.54)%(g) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
10/31/2020 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) 9.82 4.17% 135,199 0.63% 3.91% 0.63% 29.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

30 - Financial Highlights - October 31, 2024 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 9.19 $ 0.29 $ 0.90 $ 1.19 $ (0.34) $ — $ — $ (0.34) $ 10.04 13.06% $ 98,170 0.52% 2.98% 0.52% 28.74%
10/31/2023 9.19 0.21 — 0.21 (0.21) — — (0.21) 9.19 2.27% 71,279 0.51% 2.19% 0.51% 8.48%
10/31/2022 11.02 0.23 (1.72) (1.49) (0.26) (0.08) — (0.34) 9.19 (13.93)% 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
10/31/2020 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) 10.38 4.80% 88,254 0.54% 2.80% 0.54% 25.37%
Class R Shares
10/31/2024 9.17 0.30 0.85 1.15 (0.30) — — (0.30) 10.02 12.69% 16,514 0.87% 3.06% 0.87% 28.74%
10/31/2023 9.17 0.18 — 0.18 (0.18) — — (0.18) 9.17 1.92% 15,786 0.86% 1.85% 0.86% 8.48%
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) — (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
10/31/2020 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) 10.36 4.55% 27,980 0.87% 2.50% 0.87% 25.37%
Class R6 Shares
10/31/2024 9.25 0.36 0.87 1.23 (0.37) — — (0.37) 10.11 13.41% 77,559 0.22% 3.65% 0.22% 28.74%
10/31/2023 9.24 0.24 0.01 0.25 (0.24) — — (0.24) 9.25 2.68% 69,514 0.21% 2.50% 0.21% 8.48%
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) — (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
10/31/2020 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) 10.44 5.22% 102,890 0.21% 3.11% 0.21% 25.37%
Institutional Service Class Shares
10/31/2024 9.23 0.38 0.83 1.21 (0.36) — — (0.36) 10.08 13.26% 47,350 0.29% 3.82% 0.29% 28.74%
10/31/2023 9.22 0.24 — 0.24 (0.23) — — (0.23) 9.23 2.58% 58,910 0.30% 2.48% 0.30% 8.48%
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) — (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
10/31/2020 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) 10.41 5.04% 177,189 0.29% 3.13% 0.29% 25.37%
Service Class Shares
10/31/2024 9.23 0.33 0.85 1.18 (0.32) — — (0.32) 10.09 12.96% 52,969 0.62% 3.30% 0.62% 28.74%
10/31/2023 9.22 0.20 0.01 0.21 (0.20) — — (0.20) 9.23 2.27% 84,008 0.61% 2.09% 0.61% 8.48%
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) — (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
10/31/2020 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) 10.42 4.80% 122,605 0.61% 2.75% 0.61% 25.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 31
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective February 12,
2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for
Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

32 - Notes to Financial Statements - October 31, 2024 - Investor Destination Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 51,196,600 $ – $ – $ 51,196,600
Investment Companies 616,971,319 – – 616,971,319
Repurchase Agreement – 2,740,600 – 2,740,600
Total $ 668,167,919 $ 2,740,600 $ – $ 670,908,519
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 63,798,198 $ – $ – $ 63,798,198
Investment Companies 860,646,187 – – 860,646,187
Total $ 924,444,385 $ – $ – $ 924,444,385
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 80,389,170 $ – $ – $ 80,389,170
Investment Companies 574,185,863 – – 574,185,863
Repurchase Agreements – 10,499,200 – 10,499,200
Short-Term Investment 24,498,241 – – 24,498,241
Total $ 679,073,274 $ 10,499,200 $ – $ 689,572,474

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 33
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2024, the Funds did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 34,991,614 $ – $ – $ 34,991,614
Investment Companies 201,826,810 – – 201,826,810
Repurchase Agreement – 2,629,800 – 2,629,800
Short-Term Investment 10,837,209 – – 10,837,209
Total $ 247,655,633 $ 2,629,800 $ – $ 250,285,433
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 44,018,159 $ – $ – $ 44,018,159
Investment Companies 233,944,294 – – 233,944,294
Repurchase Agreement – 2,961,625 – 2,961,625
Short-Term Investment 14,762,261 – – 14,762,261
Total $ 292,724,714 $ 2,961,625 $ – $ 295,686,339

34 - Notes to Financial Statements - October 31, 2024 - Investor Destination Funds
by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the year ended October 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 2,740,600
Investor Destinations Moderate 10,499,200
Investor Destinations Moderately Conservative 2,629,800
Investor Destinations Conservative 2,961,625

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 35
As of October 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.88%, dated 10/31/2024, due 11/1/2024, repurchase price $126,577,708, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 11/15/2024 - 11/15/2050; total market value $129,109,299.
Societe Generale, 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $111,014,954, collateralized by U.S. Government
Treasury Securities, ranging from 4.00% - 4.25%, maturing 11/15/2040 - 11/15/2042; total market value $113,220,070.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,740,600 $ – $ 2,740,600 $ (2,740,600) $ –
Total $ 2,740,600 $ – $ 2,740,600 $ (2,740,600) $ –
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,499,200 $ – $ 5,499,200 $ (5,499,200) $ –
Societe Generale 5,000,000 – 5,000,000 (5,000,000) –
Total $ 10,499,200 $ – $ 10,499,200 $ (10,499,200) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,629,800 $ – $ 2,629,800 $ (2,629,800) $ –
Total $ 2,629,800 $ – $ 2,629,800 $ (2,629,800) $ –

36 - Notes to Financial Statements - October 31, 2024 - Investor Destination Funds
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2024 were as follows:
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,961,625 $ – $ 2,961,625 $ (2,961,625) $ –
Total $ 2,961,625 $ – $ 2,961,625 $ (2,961,625) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ 4,566,059 $ (4,566,059)
Investor Destinations Moderately Aggressive 6,196,819 (6,196,819)
Investor Destinations Moderate 3,342,235 (3,342,235)
Investor Destinations Moderately Conservative – –
Investor Destinations Conservative – –

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 37
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the year ended October
31, 2024, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2024, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

38 - Notes to Financial Statements - October 31, 2024 - Investor Destination Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2024, NFM earned an aggregate of $831,106 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2024, the Funds’ aggregate portion of such costs amounted to $11,823.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2024, the Funds imposed aggregate front-end sales charges of $79,509. From these fees, NFD retained a portion amounting to $7,750.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the year ended October 31,
2024, the Funds imposed aggregate CDSCs of $281. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the year ended October 31, 2024, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.01% 0.14% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.01 0.14 0.11 0.15
Investor Destinations Moderate 0.08 0.01 0.15 0.08 0.15

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 39
For the year ended October 31, 2024, each Fund’s total administrative services fees were as follows:
As of October 31, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
During the year ended October 31, 2022, NFA agreed to make contributions to the Funds to offset capital losses incurred by the
Funds on the sale of certain securities. The contributions to the Funds were as follows:
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the year ended October 31, 2024 were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Moderately
Conservative 0.06 0.01 0.14 0.08 0.14
Investor Destinations Conservative 0.05 0.01 0.15 0.06 0.15
Fund Amount
Investor Destinations Aggressive $ 555,468
Investor Destinations Moderately Aggressive 702,109
Investor Destinations Moderate 496,100
Investor Destinations Moderately Conservative 152,965
Investor Destinations Conservative 190,404
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 27 .59%
Investor Destinations Moderately Aggressive 18 .93
Investor Destinations Moderate 17 .54
Investor Destinations Moderately Conservative 12 .92
Investor Destinations Conservative 9 .42
Fund Amount
Investor Destinations Aggressive $ 352,223
Investor Destinations Moderately Aggressive 416,029
Investor Destinations Moderate 237,709
Investor Destinations Moderately Conservative 82,930
Investor Destinations Conservative 95,348
Investor Destinations Aggressive
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 – 4,206,047 156,407 (4,415,284) (477,215) 530,045 — 156,407 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 20,869,856 59,711,995 215,810,278 (41,045,297) 4,419,066 20,724,965 259,621,007 966,922 —
Nationwide GQG US Quality
Equity Fund, Class R6 802,778 15,398,456 393,664 (7,129,639) 1,790,837 3,201,943 13,655,261 80,641 —
Nationwide International
Index Fund, Class R6 11,414,773 121,824,434 11,819,407 (46,804,445) 2,848,328 13,730,115 103,417,839 3,344,295 —

40 - Notes to Financial Statements - October 31, 2024 - Investor Destination Funds
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 29,652,821 1,028,331 (35,514,494) 1,191,248 3,642,094 — 483,843 —
Nationwide Mid Cap Market
Index Fund, Class R6 4,481,934 89,775,026 10,486,643 (35,974,001) (1,882,205) 18,403,805 80,809,268 1,098,458 4,047,582
Nationwide Multi-Cap
Portfolio, Class R6 ** – 237,821,411 162,399 (291,426,883) 91,312,401 (37,869,328) — — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 8,299,509 98,115,455 32,195,328 (42,727,092) 3,042,595 18,512,262 109,138,548 3,796,497 374,520
Nationwide Bond Portfolio,
Class R6 5,051,912 43,395,126 35,539,108 (37,268,868) (2,521,827) 4,656,540 43,800,079 1,474,771 —
Nationwide Loomis Core
Bond Fund, Class R6 690,933 8,052,494 877,613 (2,794,353) (561,766) 955,329 6,529,317 273,510 28,562
Total 707,953,265 308,469,178 (545,100,356) 99,161,462 46,487,770 616,971,319 11,675,344 4,450,664
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 – 17,189,538 694,777 (18,104,503) (2,033,923) 2,254,111 — 694,777 —
Nationwide Amundi Strategic
Income Fund, Class R6 730,394 8,739,715 644,031 (2,496,171) (184,845) 608,516 7,311,246 403,200 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 25,186,848 73,593,562 271,763,663 (63,342,739) 5,783,998 25,525,903 313,324,387 1,199,025 —
Nationwide GQG US Quality
Equity Fund, Class R6 850,739 16,392,929 400,273 (7,738,122) 2,034,659 3,381,329 14,471,068 87,099 —
Nationwide International
Index Fund, Class R6 12,840,402 139,283,553 12,400,847 (54,672,888) 3,475,167 15,847,361 116,334,040 3,850,899 —
Nationwide International
Small Cap Fund, Class R6 – 34,266,716 1,151,675 (41,099,143) 2,912,003 2,768,749 — 567,316 —
Nationwide Mid Cap Market
Index Fund, Class R6 4,090,644 83,495,764 7,845,463 (33,295,347) (2,357,835) 18,066,266 73,754,311 1,038,680 3,849,496
Nationwide Multi-Cap
Portfolio, Class R6 ** – 292,733,627 13,429 (359,425,988) 118,290,931 (51,611,999) — — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 10,417,109 124,950,939 42,485,874 (58,171,490) 4,090,245 23,629,412 136,984,980 4,948,067 488,122
Nationwide Bond Portfolio,
Class R6 20,727,539 199,882,293 57,489,204 (88,806,965) (13,436,755) 24,579,985 179,707,762 6,963,463 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 – 11,640,610 171,104 (12,203,108) (1,149,726) 1,541,120 — 171,103 —
Nationwide Loomis Core
Bond Fund, Class R6 1,985,015 22,956,211 1,698,148 (7,046,753) (1,400,650) 2,551,437 18,758,393 802,295 84,572
Total 1,025,125,457 396,758,488 (746,403,217) 116,023,269 69,142,190 860,646,187 20,725,924 4,422,190
Investor Destinations Moderate
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 – 12,914,582 522,248 (13,601,754) (1,764,869) 1,929,793 — 522,249 —
Nationwide Amundi Strategic
Income Fund, Class R6 526,956 6,637,671 301,582 (1,981,359) (155,506) 472,441 5,274,829 300,961 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 14,818,106 42,565,549 159,165,158 (35,937,591) 3,493,726 15,050,398 184,337,240 713,870 —
Nationwide GQG US Quality
Equity Fund, Class R6 389,152 7,520,841 41,459 (3,472,568) 986,587 1,543,162 6,619,481 40,752 —
Nationwide International
Index Fund, Class R6 7,113,682 75,050,041 5,893,509 (27,286,986) 2,418,175 8,375,219 64,449,958 2,152,389 —

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 41
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 12,071,907 211,003 (14,371,571) 1,847,548 241,113 — 209,836 —
Nationwide Mid Cap Market
Index Fund, Class R6 1,824,663 35,865,041 2,281,725 (12,356,387) 375,399 6,732,890 32,898,668 475,061 1,753,297
Nationwide Multi-Cap
Portfolio, Class R6 ** – 168,407,398 16,213 (207,714,526) 72,469,649 (33,178,734) — — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 5,735,770 71,313,857 18,867,518 (30,851,457) 2,430,665 13,664,789 75,425,372 2,932,727 289,101
Nationwide Bond Portfolio,
Class R6 16,549,209 175,096,103 33,634,744 (75,254,455) (11,313,402) 21,318,650 143,481,640 6,258,785 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 765,169 8,601,644 428,212 (2,461,392) (301,872) 612,280 6,878,872 280,063 —
Nationwide Loomis Core
Bond Fund, Class R6 3,599,453 41,984,533 1,832,650 (11,955,615) (2,356,351) 4,509,610 34,014,827 1,492,984 158,915
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,093,056 33,822,839 1,201,575 (15,009,520) (371,951) 1,162,033 20,804,976 1,196,339 —
Total 691,852,006 224,397,596 (452,255,181) 67,757,798 42,433,644 574,185,863 16,576,016 2,201,313
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 – 4,425,699 195,733 (4,679,641) (547,528) 605,737 — 195,734 —
Nationwide Amundi Strategic
Income Fund, Class R6 192,592 2,254,724 110,873 (554,497) (41,881) 158,623 1,927,842 110,873 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,642,313 9,728,688 41,839,695 (10,809,035) 45,391 4,505,639 45,310,378 176,105 —
Nationwide International
Index Fund, Class R6 1,692,146 16,525,798 1,712,921 (5,440,258) 652,244 1,880,140 15,330,845 509,463 —
Nationwide International
Small Cap Fund, Class R6 – 1,843,704 34,142 (2,215,718) 441,015 (103,143) — 34,141 —
Nationwide Mid Cap Market
Index Fund, Class R6 560,567 10,285,554 780,718 (3,142,654) 318,499 1,864,906 10,107,023 147,096 540,768
Nationwide Multi-Cap
Portfolio, Class R6 ** – 38,668,906 — (48,307,347) 18,916,807 (9,278,366) — — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,441,103 16,390,692 5,674,708 (7,090,052) 618,568 3,356,582 18,950,498 725,964 71,624
Nationwide Bond Portfolio,
Class R6 8,243,423 87,907,554 11,952,581 (33,590,951) (4,441,198) 9,642,490 71,470,476 3,376,433 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 837,365 8,729,295 459,443 (1,997,804) (235,782) 572,756 7,527,908 312,493 —
Nationwide Loomis Core
Bond Fund, Class R6 1,573,422 11,606,944 5,675,578 (3,059,462) (573,269) 1,219,047 14,868,838 542,340 47,638
Nationwide Loomis Short
Term Bond Fund, Class
R6 1,643,159 21,654,656 2,933,753 (8,817,462) (180,796) 742,851 16,333,002 890,868 —
Total 230,022,214 71,370,145 (129,704,881) 14,972,070 15,167,262 201,826,810 7,021,510 660,030
Investor Destinations Conservative
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 – 3,493,756 164,692 (3,705,096) (256,087) 302,735 — 164,692 —
Nationwide Amundi Strategic
Income Fund, Class R6 448,651 5,244,513 322,875 (1,364,565) (80,058) 368,231 4,490,996 273,835 —

42 - Notes to Financial Statements - October 31, 2024 - Investor Destination Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended October 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, none of the Funds engaged in interfund lending.
Security Description
Shares/Principal
at October 31,
2024
Market Value
October 31, 2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,324,701 6,008,046 26,152,677 (6,115,167) 98,429 2,775,300 28,919,285 113,235 —
Nationwide International
Index Fund, Class R6 845,850 8,102,709 798,595 (2,530,842) 494,471 798,467 7,663,400 258,141 —
Nationwide International
Small Cap Fund, Class R6 – 823,335 16,118 (998,697) 330,097 (170,853) — 16,118 —
Nationwide Mid Cap Market
Index Fund, Class R6 300,301 5,457,554 456,527 (1,697,149) 273,866 923,637 5,414,435 80,653 299,297
Nationwide Multi-Cap
Portfolio, Class R6 ** – 23,840,251 — (30,012,372) 13,677,320 (7,505,199) — — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 925,144 10,043,818 4,306,846 (4,722,397) 456,817 2,080,561 12,165,645 471,858 46,570
Nationwide Bond Portfolio,
Class R6 11,725,409 123,907,749 9,113,053 (38,655,989) (5,424,028) 12,718,510 101,659,295 5,005,536 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,639,789 17,228,418 924,556 (4,104,076) (400,999) 1,093,807 14,741,706 645,315 —
Nationwide Loomis Core
Bond Fund, Class R6 3,112,187 6,910,137 24,944,260 (2,931,497) (481,463) 968,733 29,410,170 788,990 29,925
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,965,731 44,509,511 2,500,530 (18,700,924) (209,226) 1,379,471 29,479,362 1,770,791 —
Total 255,569,797 69,700,729 (115,538,771) 8,479,139 15,733,400 233,944,294 9,589,164 375,792
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 43
6. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Nationwide Investor Destinations Aggressive Fund $ 318,417,586 $ 592,686,883
Nationwide Investor Destinations Moderately Aggressive Fund 405,203,758 809,032,551
Nationwide Investor Destinations Moderate Fund 247,187,753 489,359,510
Nationwide Investor Destinations Moderately Conservative Fund 85,357,766 140,787,223
Nationwide Investor Destinations Conservative Fund 81,552,221 125,939,556
* Purchases include reinvestments of income and realized gain distributions, as applicable.

44 - Notes to Financial Statements - October 31, 2024 - Investor Destination Funds
10. Other
As of October 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 35.57% 2
Investor Destinations Moderately Aggressive 31.13 1
Investor Destinations Moderate 30.84 1
Investor Destinations Moderately Conservative 33.70 1
Investor Destinations Conservative 21.24 1
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 11,275,438 $ 25,398,410 $ 36,673,848 $ – $ 36,673,848
Investor Destinations Moderately Aggressive 20,223,211 36,963,016 57,186,227 – 57,186,227
Investor Destinations Moderate 18,158,839 23,300,204 41,459,043 – 41,459,043
Investor Destinations Moderately
Conservative 7,816,132 4,373,711 12,189,843 – 12,189,843
Investor Destinations Conservative 10,720,016 – 10,720,016 – 10,720,016
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 7,642,770 $ 21,731,177 $ 29,373,947 $ – $ 29,373,947
Investor Destinations Moderately Aggressive 14,164,734 31,518,328 45,683,062 – 45,683,062
Investor Destinations Moderate 13,807,831 19,275,589 33,083,420 – 33,083,420
Investor Destinations Moderately
Conservative 5,771,607 3,604,326 9,375,933 – 9,375,933
Investor Destinations Conservative 8,597,221 105,909 8,703,130 – 8,703,130
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 766,227 $ 87,256,245 $ 88,022,472 $ – $ – $ 82,415,322 $ 170,437,794
Investor Destinations Moderately
Aggressive 1,257,884 105,486,552 106,744,436 – – 83,846,272 190,590,708
Investor Destinations Moderate 1,373,492 58,752,133 60,125,625 – – 34,049,138 94,174,763
Investor Destinations Moderately
Conservative 545,690 13,527,508 14,073,198 – – 3,485,375 17,558,573
Investor Destinations Conservative 700,809 4,621,112 5,321,921 – – (11,787,832) (6,465,911)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Investor Destination Funds - October 31, 2024 - Notes to Financial Statements - 45
As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
During the year ended October 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 588,493,197 $ 83,704,950 $ (1,289,628) $ 82,415,322
Investor Destinations Moderately Aggressive 840,598,114 90,411,155 (6,564,884) 83,846,271
Investor Destinations Moderate 655,523,337 51,065,694 (17,016,557) 34,049,137
Investor Destinations Moderately Conservative 246,800,058 13,775,046 (10,289,671) 3,485,375
Investor Destinations Conservative 307,474,170 8,892,917 (20,680,748) (11,787,831)
Fund Utilized
Investor Destinations Conservative $ 309,775

46 - Report of Independent Registered Public Accounting Firm - October 31, 2024 - Investor Destinations Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Investor Destinations
Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations
Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor
Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund (five of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Investor Destinations Funds - October 31, 2024 (Unaudited) - Supplemental Information - 47
Other Federal Tax Information
For the year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended October 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 24.87%
Investor Destinations Moderately Aggressive 16.57
Investor Destinations Moderate 10.75
Investor Destinations Moderately Conservative 6.25
Investor Destinations Conservative 2.76
Fund Amount
Investor Destinations Aggressive $ 29,964,469
Investor Destinations Moderately Aggressive 43,159,835
Investor Destinations Moderate 26,642,439
Investor Destinations Moderately Conservative 4,373,711
Investor Destinations Conservative –
Fund Amount Per Share
Investor Destinations Aggressive $ 3,635,801 $ 0.0579
Investor Destinations Moderately Aggressive 4,615,784 0.0517
Investor Destinations Moderate 2,367,464 0.0343
Investor Destinations Moderately Conservative 570,163 0.0236
Investor Destinations Conservative 316,746 0.0109
Fund Amount Per Share
Investor Destinations Aggressive $ 501,239 $ 0.0080
Investor Destinations Moderately Aggressive 631,369 0.0071
Investor Destinations Moderate 294,887 0.0043
Investor Destinations Moderately Conservative 72,924 0.0030
Investor Destinations Conservative 43,145 0.0015

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-ID (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Annual Report
October 31, 2024
Nationwide Mutual Funds
Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 52
Statements of Operations 56
Statements of Changes in Net Assets 58
Financial Highlights 68
Notes to Financial Statements 74
Report of Independent Registered Public Accounting Firm 104
Supplemental Information 105

2 - Statements of Investments - October 31, 2024 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset-Backed Securities 11.2%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 443,287 432,797
Automobiles 2.0%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,088,000 1,087,362
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 782,934
Bayview Opportunity Master
Fund VII LLC, Series 2024-
CAR1, Class A, 5.96%,
12/26/2031(a)(b) 386,013 386,603
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 338,874
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 353,797 358,074
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 565,000 567,950
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 144,162 144,132
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(c) 787,000 792,598
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 883,000 892,907
Oscar US Funding XVI LLC,
Series 2024-1A, Class A3,
5.54%, 2/10/2028(a) 587,000 597,104
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 211,691 212,226
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 149,831 151,616
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 758,000 755,253
7,067,633
Credit Card 1.0%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 5.47%,
5/15/2028(b) 3,500,000 3,498,415
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.5%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 120,822 121,059
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 326,055 328,922
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 1,340,000 1,353,928
1,803,909
Financial Services 0.2%
Blue Owl Asset Leasing Trust
LLC, Series 2024-1A, Class
A2, 5.05%, 3/15/2029(a) 100,000 99,999
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 250,000 249,838
Octane Receivables Trust,
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 172,000 172,053
521,890
Home Equity 0.1%
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a)(b) 449,530 452,714
Other 7.3%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.92%, 4/21/2035(a)(b) 3,045,000 3,053,222
BlackRock Shasta CLO XIII
LLC, Series 2024-1A, Class
A1, 6.51%, 7/15/2036(a)(b) 1,500,000 1,507,589
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class AR,
5.70%, 1/20/2031(a)(b) 2,337,283 2,339,803
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 6.06%,
1/15/2033(a)(b) 1,079,659 1,080,030
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.44%,
4/15/2034(a)(b) 2,000,000 2,001,266
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,372,945 3,267,214
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,281,012
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,452,375 3,115,187
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 928,738 839,723

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2024 - Statements of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
EnFin Residential Solar
Receivables Trust
Series 2024-1A, Class A,
6.65%, 2/20/2055(a) 605,251 618,835
Series 2024-2A, Class A,
5.98%, 9/20/2055(a) 145,000 141,824
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 324,000 323,712
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 107,734 105,673
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 208,130 210,647
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 132,370 135,316
Octagon Investment Partners
42 Ltd., Series 2019-
3A, Class X, 5.91%,
7/15/2037(a)(b) 1,250,000 1,250,150
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 293,000 298,385
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 720,000 653,880
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 1,212,525 1,209,234
25,432,702
Total Asset-Backed Securities
(cost $39,483,444)
39,210,060
Collateralized Mortgage Obligations 2.3%
Angel Oak Mortgage Trust,
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 117,532 114,470
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 430,502 434,772
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 686,605 698,350
Cross Mortgage Trust
Series 2024-H2, Class A2,
6.42%, 4/25/2069(a)(c) 306,440 307,819
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 362,929 364,007
Series 2024-H3, Class A2,
6.58%, 6/25/2069(a)(c) 857,226 864,769
FHLMC REMICS, Series
4026, Class WJ, 2.75%,
8/15/2041 229,858 222,720
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS, Series
2023-19, Class WB, 5.67%,
11/20/2051(b) 676,230 688,309
GS Mortgage-Backed
Securities Trust, Series
2024-HE1, Class A1,
6.46%, 8/25/2054(a)(b) 1,958,264 1,963,291
JP Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(c) 592,975 592,685
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(c) 1,380,000 1,387,393
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 483,450 459,011
Total Collateralized Mortgage Obligations
(cost $8,064,718)
8,097,596
Commercial Mortgage-Backed Securities 1.7%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/16/2052 2,168,458 1,894,199
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,658,628 3,940,239
Total Commercial Mortgage-Backed
Securities
(cost $6,834,201) 5,834,438
Corporate Bonds 31.2%
Aerospace & Defense 0.2%
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 537,000 547,854
Banks 3.1%
Bank of America Corp. ,
(SOFR + 1.65%), 5.47%,
1/23/2035(d)(e) 3,204,000 3,251,628
Citizens Bank NA ,
2.25%, 4/28/2025 250,000 246,459
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d) 422,000 430,947
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 544,000 549,151
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 526,000 561,389
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(d) 1,086,000 1,108,057
JPMorgan Chase & Co. ,
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(d)(f) 572,000 569,257

4 - Statements of Investments - October 31, 2024 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(d)(e) 1,684,000 1,682,703
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d) 849,000 879,122
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 417,000 429,764
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 462,000 495,264
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 241,000 247,821
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 498,000 514,943
10,966,505
Biotechnology 1.1%
Amgen, Inc. ,
3.00%, 2/22/2029 3,551,000 3,320,515
5.38%, 5/15/2043 562,000 527,588
3,848,103
Broadline Retail 0.3%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(e) 1,095,000 1,059,030
Building Products 0.8%
Carrier Global Corp. ,
6.20%, 3/15/2054 83,000 91,171
Johnson Controls International
plc ,
1.75%, 9/15/2030(e) 2,283,000 1,928,368
Smyrna Ready Mix Concrete
LLC ,
8.88%, 11/15/2031(a) 721,000 757,331
2,776,870
Capital Markets 2.3%
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 1,959,000 1,948,306
(SOFR + 1.27%), 5.73%,
4/25/2030(d) 1,318,000 1,355,072
(SOFR + 1.09%), 1.99%,
1/27/2032(d) 2,648,000 2,208,862
Nasdaq, Inc. ,
5.35%, 6/28/2028(e) 455,000 464,513
5.95%, 8/15/2053 119,000 123,819
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(d)(f) 549,000 565,203
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d) 460,000 494,074
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(d) 820,000 839,817
7,999,666
Chemicals 1.4%
Braskem Netherlands Finance
BV ,
8.00%, 10/15/2034(a) 245,000 244,388
Celanese US Holdings LLC ,
6.17%, 7/15/2027 2,586,000 2,644,634
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 2,292,000 1,926,170
4,815,192
Commercial Services & Supplies 0.5%
ILFC E-Capital Trust I ,
(CME Term SOFR 3 Month
+ 1.81%, 14.50% Cap),
6.56%, 12/21/2065(a)(d) 2,137,000 1,707,536
Consumer Finance 0.4%
Aircastle Ltd. ,
5.75%, 10/1/2031(a) 459,000 466,028
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027 851,000 858,497
1,324,525
Consumer Staples Distribution & Retail 0.3%
Kroger Co. (The) ,
4.65%, 9/15/2029 1,123,000 1,122,723
Containers & Packaging 0.3%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 1,114,000 1,110,846
Diversified Consumer Services 0.1%
Belron UK Finance plc ,
5.75%, 10/15/2029(a) 200,000 200,402
Diversified Telecommunication Services 3.0%
AT&T, Inc. ,
2.55%, 12/1/2033 2,334,000 1,898,597
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,276,181
Iliad Holding SASU ,
8.50%, 4/15/2031(a) 559,000 595,486
Verizon Communications, Inc. ,
1.50%, 9/18/2030 7,922,000 6,604,577
10,374,841
Electric Utilities 2.4%
Avangrid, Inc. ,
3.20%, 4/15/2025 1,698,000 1,683,425
Electricite de France SA ,
5.70%, 5/23/2028(a) 253,000 259,403
6.90%, 5/23/2053(a) 591,000 656,422
Enel Finance America LLC ,
2.88%, 7/12/2041(a)(e) 1,002,000 695,373

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2024 - Statements of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy ,
5.13%, 5/15/2033 1,369,000 1,350,600
5.50%, 1/1/2034 402,000 404,823
Exelon Corp. ,
5.45%, 3/15/2034 282,000 286,927
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 122,000 124,521
New England Power Co. ,
5.94%, 11/25/2052(a) 518,000 534,513
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 297,000 295,099
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 2,460,000 2,189,903
8,481,009
Financial Services 0.6%
Fiserv, Inc. ,
5.60%, 3/2/2033(e) 379,000 389,573
Global Payments, Inc. ,
5.40%, 8/15/2032 582,000 584,757
Synchrony Bank ,
5.40%, 8/22/2025 997,000 997,434
1,971,764
Food Products 0.9%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a) 508,000 540,035
5.38%, 1/9/2036(a) 2,173,000 2,135,458
J M Smucker Co. (The) ,
6.50%, 11/15/2053(e) 331,000 364,371
Viking Baked Goods
Acquisition Corp. ,
8.63%, 11/1/2031(a) 262,000 261,166
3,301,030
Ground Transportation 0.1%
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 590,000 502,973
Health Care Providers & Services 0.3%
HCA, Inc. ,
3.13%, 3/15/2027 384,000 369,335
5.45%, 9/15/2034 541,000 537,160
906,495
Health Care REITs 0.5%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 378,000 361,816
Ventas Realty LP ,
4.00%, 3/1/2028 1,434,000 1,397,720
1,759,536
Hotels, Restaurants & Leisure 0.2%
Life Time, Inc. ,
6.00%, 11/15/2031(a) 272,000 270,845
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a) 591,000 567,262
838,107
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0.2%
Whirlpool Corp. ,
5.75%, 3/1/2034 552,000 549,904
Independent Power and Renewable Electricity Producers
0.8%
AES Corp. (The) ,
2.45%, 1/15/2031(e) 2,278,000 1,916,057
Constellation Energy
Generation LLC ,
5.75%, 3/15/2054 1,071,000 1,079,282
2,995,339
Industrial REITs 0.3%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 915,975
Insurance 0.1%
Unum Group ,
6.00%, 6/15/2054 369,000 373,907
Machinery 0.0%
†
Terex Corp. ,
6.25%, 10/15/2032(a) 82,000 81,620
Media 1.1%
Comcast Corp. ,
4.65%, 2/15/2033 3,891,000 3,829,024
Metals & Mining 0.2%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(e) 865,000 865,978
Multi-Utilities 1.0%
DTE Energy Co. ,
4.95%, 7/1/2027 787,000 791,341
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 531,000 548,869
NiSource, Inc. ,
5.25%, 3/30/2028 158,000 160,276
5.35%, 4/1/2034 675,000 677,097
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 575,000 608,641
5.45%, 4/1/2034 747,000 755,452
3,541,676
Oil, Gas & Consumable Fuels 4.5%
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(d)(f) 436,000 432,070
Cheniere Energy Partners LP ,
5.95%, 6/30/2033 1,580,000 1,624,941
Cheniere Energy, Inc. ,
5.65%, 4/15/2034 415,000 417,641
CITGO Petroleum Corp. ,
8.38%, 1/15/2029(a) 455,000 473,299
Columbia Pipelines Holding
Co. LLC ,
5.10%, 10/1/2031(a) 694,000 678,560
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 1,051,000 958,410

6 - Statements of Investments - October 31, 2024 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 593,000 544,287
Empresa Nacional del
Petroleo ,
5.95%, 7/30/2034(a) 200,000 201,793
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d) 1,092,000 1,121,154
Energy Transfer LP ,
7.38%, 2/1/2031(a) 114,000 119,965
5.55%, 5/15/2034 182,000 182,755
6.25%, 4/15/2049 1,305,000 1,325,732
5.95%, 5/15/2054 450,000 443,251
Global Partners LP ,
6.88%, 1/15/2029 319,000 318,417
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 353,000 344,909
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 451,000 475,834
7.38%, 7/15/2032(a) 218,000 222,410
Ithaca Energy North Sea plc ,
8.13%, 10/15/2029(a) 890,000 890,224
Occidental Petroleum Corp. ,
6.45%, 9/15/2036 93,000 96,176
ONEOK, Inc. ,
5.80%, 11/1/2030 389,000 403,743
6.10%, 11/15/2032(e) 1,288,000 1,355,696
6.05%, 9/1/2033 1,053,000 1,095,937
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(a) 588,000 578,535
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031(e) 1,923,000 1,665,478
15,971,217
Paper & Forest Products 0.2%
Suzano Austria GmbH ,
3.75%, 1/15/2031 616,000 549,387
Passenger Airlines 0.1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 554,000 530,236
Retail REITs 0.6%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 496,000 494,119
Kite Realty Group LP ,
4.00%, 10/1/2026 397,000 389,331
4.95%, 12/15/2031 673,000 660,485
5.50%, 3/1/2034 137,000 137,943
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 603,000 611,834
2,293,712
Semiconductors & Semiconductor Equipment 1.2%
Intel Corp. ,
5.20%, 2/10/2033 190,000 186,846
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
5.70%, 2/10/2053 125,000 116,821
Micron Technology, Inc. ,
2.70%, 4/15/2032 2,253,000 1,904,954
NXP BV ,
3.40%, 5/1/2030 2,069,000 1,906,329
4,114,950
Software 0.8%
Oracle Corp. ,
5.55%, 2/6/2053(e) 248,000 242,278
5.38%, 9/27/2054 1,255,000 1,194,003
VMware LLC ,
2.20%, 8/15/2031 1,648,000 1,376,396
2,812,677
Specialized REITs 0.5%
Equinix, Inc. ,
3.90%, 4/15/2032 1,745,000 1,627,455
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC ,
3.45%, 12/15/2051 924,000 646,258
Tobacco 0.6%
BAT Capital Corp. ,
6.34%, 8/2/2030 623,000 657,423
7.08%, 8/2/2053 225,000 249,210
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(e) 281,000 291,472
2.10%, 5/1/2030 943,000 819,125
2,017,230
Total Corporate Bonds
(cost $111,424,177)
109,331,552
Foreign Government Securities 5.3%
AUSTRALIA 1.4%
New South Wales Treasury
Corp.,
Reg. S, 1.75%, 3/20/2034 AUD 1,700,000 835,643
Treasury Corp. of Victoria,
5.25%, 9/15/2038 6,415,000 4,063,735
4,899,378
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 425,585
JAPAN 1.3%
Japan Government Bond,
2.20%, 6/20/2054 JPY 696,900,000 4,588,192
PERU 0.4%
Bonos de la Tesoreria,
Reg. S, 7.30%,
8/12/2033(a) PEN 4,730,000 1,302,563

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2024 - Statements of Investments - 7
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.3%
Republic of Poland,
5.50%, 3/18/2054 1,104,000 1,066,146
ROMANIA 0.4%
Romania Government Bond,
5.75%, 3/24/2035(a)(e) 1,510,000 1,423,429
UNITED KINGDOM 1.4%
U.K. Treasury,
Reg. S, 1.50%, 7/31/2053 GBP 8,017,000 5,017,005
Total Foreign Government Securities
(cost $19,604,077)
18,722,298
Mortgage-Backed Securities 30.7%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 2 2
Pool# C91768
3.50%, 7/1/2034 1,558,653 1,497,378
Pool# G30692
3.50%, 8/1/2034 1,947,770 1,874,708
Pool# G30782
3.50%, 2/1/2035 558,876 535,754
Pool# C91859
3.50%, 12/1/2035 543,288 520,077
Pool# C91868
3.50%, 4/1/2036 1,369,733 1,307,804
Pool# Q10392
3.50%, 8/1/2042 898,673 826,396
Pool# G08541
3.50%, 8/1/2043 1,313,081 1,206,851
Pool# G08554
3.50%, 10/1/2043 748,818 688,232
Pool# G08588
4.00%, 5/1/2044 513,013 484,273
Pool# G08721
3.00%, 9/1/2046 1,873,677 1,648,622
Pool# G08726
3.00%, 10/1/2046 2,758,182 2,426,887
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 3,954,178 3,554,816
Pool# RB5076
2.00%, 8/1/2040 6,537,099 5,543,936
Pool# SD0040
3.00%, 7/1/2049 1,541,035 1,352,085
Pool# SD8036
3.00%, 1/1/2050 1,095,258 960,964
Pool# SD7535
2.50%, 2/1/2051 2,980,219 2,502,752
Pool# QC0345
2.00%, 3/1/2051 1,212,934 981,189
Pool# SD1657
2.50%, 2/1/2052 7,766,594 6,525,164
Pool# SD3771
2.50%, 3/1/2052 1,836,588 1,532,378
Pool# SD1042
3.00%, 6/1/2052 601,300 525,848
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD1716
5.00%, 9/1/2052 2,766,857 2,734,232
Pool# SD1853
5.50%, 11/1/2052 1,254,240 1,271,849
Pool# RJ2242
5.50%, 8/1/2054 3,548,681 3,526,677
Pool# RJ2655
5.00%, 10/1/2054 1,809,000 1,767,107
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 243,398 235,697
Pool# AL6591
3.00%, 9/1/2033 1,537,496 1,444,079
Pool# MA1608
3.50%, 10/1/2033 1,984,708 1,906,544
Pool# MA1982
3.50%, 8/1/2034 2,110,070 2,024,298
Pool# MA2610
3.00%, 5/1/2036 1,922,706 1,787,796
Pool# MA3697
3.00%, 7/1/2039 1,358,873 1,243,484
Pool# AE0311
3.50%, 8/1/2040 1,449,604 1,337,599
Pool# AB1845
4.00%, 11/1/2040 1,480,075 1,410,070
Pool# AJ9278
3.50%, 12/1/2041 1,634,210 1,504,223
Pool# AW8165
4.00%, 1/1/2042 1,195,299 1,138,766
Pool# AU2592
3.50%, 8/1/2043 1,171,045 1,074,947
Pool# AX4312
3.50%, 2/1/2045 669,178 610,141
Pool# AZ7353
3.50%, 11/1/2045 1,030,748 937,257
Pool# AS6408
3.50%, 1/1/2046 1,536,523 1,397,137
Pool# MA3088
4.00%, 8/1/2047 603,520 565,233
Pool# MA3305
3.50%, 3/1/2048 1,305,322 1,183,649
Pool# MA3744
3.00%, 8/1/2049 1,351,240 1,185,671
Pool# CA7972
3.00%, 9/1/2050 6,299,496 5,509,477
Pool# MA4439
3.00%, 10/1/2051 6,457,820 5,592,433
Pool# FM9924
2.00%, 12/1/2051 5,770,558 4,716,823
Pool# CB2371
2.50%, 12/1/2051 5,189,609 4,351,430
Pool# FS1376
3.00%, 12/1/2051 2,752,485 2,402,467
Pool# FS5928
2.50%, 1/1/2052 3,308,261 2,757,255
Pool# FS2838
2.50%, 4/1/2052 1,040,941 880,125
Pool# FS3537
2.50%, 4/1/2052 970,120 821,615
Pool# FS2323
4.00%, 7/1/2052 1,901,704 1,765,656

8 - Statements of Investments - October 31, 2024 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2257
4.50%, 7/1/2052 1,386,901 1,330,879
Pool# BV7937
4.00%, 8/1/2052 2,737,789 2,534,581
Pool# FS3210
5.00%, 9/1/2052 1,770,371 1,730,935
Pool# FS8585
5.50%, 7/1/2054 2,241,794 2,244,839
Pool# FS9008
5.50%, 9/1/2054 896,252 893,892
Pool# CB9361
5.00%, 10/1/2054 3,598,473 3,515,152
Total Mortgage-Backed Securities
(cost $116,034,211)
107,830,131
Municipal Bond 0.3%
Michigan 0.3%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 957,578
Total Municipal Bond
(cost $1,145,000)
957,578
U.S. Treasury Obligations 14.7%
U.S. Treasury Bonds
1.88%, 2/15/2041 15,266,200 10,598,082
4.25%, 8/15/2054 750,000 721,758
U.S. Treasury Notes
5.00%, 8/31/2025 9,602,000 9,646,934
4.88%, 11/30/2025 1,750,000 1,759,912
3.75%, 8/31/2026 540,000 535,887
4.63%, 10/15/2026 2,900,000 2,924,582
4.63%, 4/30/2029 5,115,000 5,211,905
3.63%, 8/31/2029 2,700,000 2,638,617
3.50%, 9/30/2029 (e) 630,000 611,838
4.63%, 5/31/2031 6,453,000 6,598,193
4.25%, 6/30/2031 5,718,000 5,725,371
3.63%, 9/30/2031 2,040,000 1,967,006
4.38%, 5/15/2034 685,000 689,816
3.88%, 8/15/2034 2,205,000 2,133,338
Total U.S. Treasury Obligations
(cost $55,336,578)
51,763,239
Repurchase Agreements 1.0%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $1,418,004,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$1,446,364. (g)(h) 1,417,812 1,417,812
Societe Generale
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $2,000,270,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$2,040,001. (g)(h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,417,812)
3,417,812
Total Investments
(cost $361,344,218) — 98.4%
345,164,704
Other assets in excess of
liabilities — 1.6% 5,689,379
NET ASSETS — 100.0%
$ 350,854,083

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2024 - Statements of Investments - 9
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $71,032,898 which represents 20.25% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of October 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2024.
(e) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $7,097,038, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,417,812 and by $3,936,094 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from 11/21/2024 – 2/15/2053, a total value of
$7,353,906.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2024. The maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $3,417,812.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
AUD Australian Dollar
GBP British Pound
JPY Japanese Yen
PEN Peru Nuevo Sol

10 - Statements of Investments - October 31, 2024 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.54 USD 2,290,000 (51,294) (230) (51,524)
(51,294) (230) (51,524)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2024 - Statements of Investments - 11
Centrally Cleared Inflation-Linked swap contracts outstanding as of October 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 month HICPXT At
Termination
2.47% At
Termination Pay 7/9/2054 EUR 2,725,000 – 154,139 154,139
1 month HICPXT At
Termination
2.46% At
Termination Pay 7/9/2054 EUR 1,625,000 67,268 23,508 90,776
1 Month UKRPI At
Termination
3.78% At
Termination Pay 4/22/2034 GBP 5,650,000 (5,686) 98,612 92,926
1 month UKRPI At
Termination
3.71% At
Termination Pay 5/16/2034 GBP 5,640,000 – 59,801 59,801
1 month USCPI At
Termination
2.46% At
Termination Rec 10/4/2034 USD 14,000,000 708 46,333 47,041
Total unrealized appreciation 62,290 382,393 444,683
1 month UKRPI At
Termination
3.49% At
Termination Pay 8/22/2034 GBP 550,000 (6,292) (3,126) (9,418)
1 month USCPI At
Termination
2.48% At
Termination Rec 7/11/2054 USD 3,120,000 980 (27,754) (26,774)
1 month USCPI At
Termination
2.52% At
Termination Rec 7/5/2054 USD 3,230,000 – (49,570) (49,570)
Total unrealized depreciation (5,312) (80,450) (85,762)
Net unrealized appreciation 56,978 301,943 358,921
– – –
Abbreviation:
HICPXT Harmonized Index of Consumer Prices ex. Tobacco
UKRPI United Kingdom Retail Price Index
USCPI United States Consumer Price Index
Currency:
EUR Euro
GBP British pound
USD United States dollar

12 - Statements of Investments - October 31, 2024 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 month EURIBOR
semi-annually
2.70% annually
Pay 7/26/2029 EUR 18,700,000 – 228,994 228,994
3 month STIBOR quarterly 2.07% annually Rec 10/4/2029 SEK 39,000,000 – 27,788 27,788
Total unrealized appreciation – 256,782 256,782
3 month STIBOR quarterly 2.39% annually Rec 7/26/2029 SEK 204,000,000 – (271,318) (271,318)
6 month EURIBOR
semi-annually
2.25% annually
Pay 10/4/2029 EUR 3,500,000 – (24,247) (24,247)
Total unrealized depreciation – (295,565) (295,565)
Net unrealized depreciation – (38,783) (38,783)
– – –
As of October 31, 2024, the Fund had $1,185,572 segregated as collateral for swap contracts.
Abbreviation :
EURIBOR Euro Interbank Offered Rate
STIBOR Stockholm Interbank Offered Rate
Currency:
EUR Euro
SEK Swedish krona
Forward Foreign Currency Contracts outstanding as of October 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 289,000 USD 312,997 Barclays Bank plc 11/8/2024 1,424
EUR 350,000 USD 379,566 JPMorgan Chase Bank NA 11/8/2024 1,221
JPY 354,198,000 USD 2,324,418 Barclays Bank plc 11/8/2024 7,958
SEK 1,705,000 USD 160,040 Barclays Bank plc 11/8/2024 16
USD 5,488,064 AUD 7,948,000 Barclays Bank plc 11/8/2024 257,200
USD 390,409 EUR 355,000 Barclays Bank plc 11/8/2024 4,183
USD 701,058 EUR 637,000 JPMorgan Chase Bank NA 11/8/2024 8,026
USD 179,644 GBP 137,000 Barclays Bank plc 11/8/2024 2,990
USD 5,918,707 GBP 4,557,000 JPMorgan Chase Bank NA 11/8/2024 42,720
USD 7,623,881 JPY 1,092,583,000 Barclays Bank plc 11/8/2024 429,279
USD 4,603,709 PEN 17,130,000 Barclays Bank plc
**
11/8/2024 64,500
USD 4,287,038 RON 19,272,000 Barclays Bank plc 11/8/2024 73,557
USD 642,093 SEK 6,651,000 Barclays Bank plc 11/8/2024 17,734
Total unrealized appreciation 910,808
CAD 1,600,000 USD 1,184,037 Barclays Bank plc 11/8/2024 (34,740)
EUR 442,000 USD 486,346 JPMorgan Chase Bank NA 11/8/2024 (5,466)
GBP 295,000 USD 390,358 Barclays Bank plc 11/8/2024 (9,973)
GBP 120,000 USD 155,987 JPMorgan Chase Bank NA 11/8/2024 (1,253)
PEN 8,377,000 USD 2,244,761 Barclays Bank plc
**
11/8/2024 (24,975)
PEN 3,677,000 USD 977,848 JPMorgan Chase Bank NA
**
11/8/2024 (3,494)
RON 20,078,435 USD 4,424,979 Barclays Bank plc 11/8/2024 (35,186)
SEK 4,585,000 USD 440,713 JPMorgan Chase Bank NA 11/8/2024 (10,299)
USD 727,866 EUR 672,000 JPMorgan Chase Bank NA 11/8/2024 (3,245)
USD 105,376 SEK 1,123,000 JPMorgan Chase Bank NA 11/8/2024 (45)
Total unrealized depreciation (128,676)
Net unrealized appreciation 782,132
** Non-deliverable forward.

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2024 - Statements of Investments - 13
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
PEN Peruvian nuevo sol
RON Romanian Leu
SEK Swedish krona
USD United States dollar
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 852 12/2024 USD 91,363,688 (1,767,242)
U.S. Treasury 10 Year Note 7 12/2024 USD 773,281 (1,622)
U.S. Treasury Long Bond 359 12/2024 USD 42,350,781 (2,229,920)
U.S. Treasury Ultra Bond 29 12/2024 USD 3,643,125 (238,259)
Total long contracts (4,237,043)
Short Contracts
Australia 10 Year Bond (86) 12/2024 AUD (6,330,022) 266,663
Canada 10 Year Bond (162) 12/2024 CAD (14,193,543) 221,680
Japan 10 Year Bond (17) 12/2024 JPY (16,132,881) 59,729
U.S. Treasury 2 Year Note (14) 12/2024 USD (2,883,234) 5,009
U.S. Treasury 10 Year Ultra Note (356) 12/2024 USD (40,495,000) 1,153,525
Total short contracts 1,706,606
Net contracts (2,530,437)
Currency:
AUD Australian Dollar
CAD Canadian Dollar
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statements of Investments - October 31, 2024 - Nationwide Bond Fund
+
Asset-Backed Securities 10 .9%
Principal
Amount ($) Value ($)
Airlines 0 .8%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 663,083 619,065
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 773,387 790,737
Series 2024-1, Class AA,
5.45%, 2/15/2037 292,000 296,289
Series 2024-1, Class A,
5.88%, 2/15/2037 500,000 517,287
2,223,378
Automobiles 3 .0%
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 250,000 252,649
Exeter Automobile
Receivables Trust, Series
2024-3A, Class A3, 5.65%,
12/15/2027 500,000 503,389
GM Financial Automobile
Leasing Trust, Series
2024-2, Class A3, 5.39%,
7/20/2027 300,000 303,376
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 1,000,000 1,001,647
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 500,000 498,859
Santander Drive Auto
Receivables Trust
Series 2024-5, Class A3,
4.62%, 11/15/2028 500,000 498,766
Series 2024-3, Class A3,
5.63%, 1/16/2029 500,000 506,675
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 400,000 404,719
Tesla Auto Lease Trust
Series 2024-A, Class A2A,
5.37%, 6/22/2026(a) 396,061 396,679
Series 2024-B, Class A3,
4.82%, 10/20/2027(a) 1,000,000 997,573
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 500,000 506,775
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 1,000,000 1,000,403
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,000,000 997,692
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 250,000 250,984
8,120,186
Asset-Backed Securities
Principal
Amount ($) Value ($)
Consumer Finance 0 .2%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 501,764
Credit Card 1 .1%
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 998,232
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,517,841
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 498,069
3,014,142
Equipment Loans & Leases 0 .1%
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 150,000 150,905
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 203,144
354,049
Home Equity 0 .0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.10%, 1/25/2036(b) 85,342 84,615
Other 5 .7%
720 East CLO V Ltd., Series
2024-2A, Class A1, 6.86%,
7/20/2037(a)(b) 1,400,000 1,407,217
AMSR Trust, Series 2024-
SFR1, Class A, 4.29%,
7/17/2041(a) 1,500,000 1,452,714
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
6.05%, 7/18/2037(a)(b) 2,250,000 2,255,616
CVS Pass-Through Trust,
6.94%, 1/10/2030 973,188 1,001,312
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 649,082 592,307
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 804,830 681,638
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 498,418 428,961
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 75,995 69,147
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 78,691 72,987
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 334,019 307,810
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 312,279 293,000

Nationwide Bond Fund - October 31, 2024 - Statements of Investments - 15
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
6.12%, 4/20/2037(a)(b) 1,400,000 1,408,246
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
6.57%, 8/15/2037(a)(b) 1,500,000 1,501,627
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 417,457 419,374
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 716,262 653,947
Tricon Residential Trust
Series 2024-SFR2, Class A,
4.75%, 6/17/2040(a) 999,378 987,286
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 300,000 292,113
Wise CLO Ltd., Series
2024-2A, Class A, 6.76%,
7/15/2037(a)(b) 1,500,000 1,506,858
15,332,160
Total Asset-Backed Securities
(cost $29,956,441)
29,630,294
Collateralized Mortgage Obligations 1 .9%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 173,163 86,069
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 1,583 1,542
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 203,562 195,358
AREIT Trust, Series 2022-
CRE6, Class A, 6.14%,
1/20/2037(a)(b) 450,085 448,256
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.66%,
12/25/2045(a)(b) 2,184,413 1,982,767
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 36,477 19,323
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 116,988 109,720
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 90,232 87,583
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 111,748 72,902
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 586,987
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 584,211
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 393,367
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 22,095 20,081
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 335,248 311,665
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 251,799 237,555
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 105,985 102,852
Total Collateralized Mortgage Obligations
(cost $5,916,579)
5,240,238
Commercial Mortgage-Backed Securities 2 .9%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 671,501
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,666,290
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,224,349
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 369,098
Total Commercial Mortgage-Backed
Securities
(cost $8,932,519) 7,931,238
Corporate Bonds 34 .0%
Aerospace & Defense 1 .0%
Boeing Co. (The) ,
2.95%, 2/1/2030 550,000 486,950
3.25%, 2/1/2035 500,000 399,081
5.81%, 5/1/2050 100,000 94,317
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 313,780
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 128,756
RTX Corp. ,
4.13%, 11/16/2028 1,150,000 1,124,664
5.15%, 2/27/2033 150,000 151,229
2,698,777
Automobiles 0 .4%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 358,687
1.80%, 1/10/2028(a) 140,000 126,786
6.38%, 4/8/2030(a) 460,000 483,331
968,804

16 - Statements of Investments - October 31, 2024 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 5 .7%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d) 1,000,000 992,962
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 990,000 952,784
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 400,000 416,890
(SOFR + 1.91%), 5.43%,
8/15/2035(d) 425,000 418,666
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,250,000 1,051,443
BPCE SA ,
4.50%, 3/15/2025(a) 1,100,000 1,095,887
(SOFR + 1.52%), 1.65%,
10/6/2026(a)(d) 250,000 241,893
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 775,000 658,485
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(d) 775,000 769,585
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 450,000 408,947
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 650,000 693,732
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 550,000 499,475
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,021,373
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(d) 775,000 764,188
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 375,000 371,286
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 500,000 502,794
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 490,000 483,242
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 300,000 286,142
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 750,000 735,016
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 450,000 467,056
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 200,000 205,009
Wells Fargo & Co. ,
3.00%, 4/22/2026 700,000 683,282
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 750,000 666,402
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d)(e) 1,250,000 1,067,681
15,454,220
Beverages 0 .3%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 630,000 588,176
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 147,765
5.30%, 5/15/2048(a) 160,000 147,391
883,332
Biotechnology 0 .5%
Amgen, Inc. ,
4.05%, 8/18/2029 325,000 315,410
5.65%, 3/2/2053 435,000 437,622
CSL Finance plc ,
4.25%, 4/27/2032(a) 540,000 517,598
1,270,630
Broadline Retail 0 .3%
Amazon.com, Inc. ,
4.70%, 12/1/2032 825,000 828,193
Building Products 0 .1%
Owens Corning ,
5.95%, 6/15/2054 281,000 288,884
Capital Markets 3 .2%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 600,000 582,697
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 913,805
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 100,000 99,429
(SOFR + 0.80%), 1.43%,
3/9/2027(d) 750,000 716,323
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 150,000 141,294
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 600,000 588,494
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,555,000
Nuveen LLC ,
5.85%, 4/15/2034(a) 665,000 682,476
S&P Global, Inc. ,
2.90%, 3/1/2032 400,000 352,320
UBS Group AG ,
4.13%, 9/24/2025(a) 1,000,000 995,469
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 2,000,000 1,989,626
8,616,933
Chemicals 0 .4%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 597,021

Nationwide Bond Fund - October 31, 2024 - Statements of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 600,000 614,484
1,211,505
Consumer Finance 0 .7%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 1,850,000 1,833,463
Consumer Staples Distribution & Retail 0 .5%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 501,505 529,163
Walmart, Inc. ,
4.15%, 9/9/2032 575,000 562,581
4.50%, 4/15/2053 200,000 182,089
1,273,833
Containers & Packaging 0 .5%
Amcor Group Finance plc ,
5.45%, 5/23/2029 1,000,000 1,014,607
Sonoco Products Co. ,
4.60%, 9/1/2029 300,000 292,560
1,307,167
Diversified REITs 0 .1%
VICI Properties LP ,
4.63%, 6/15/2025(a) 250,000 248,647
Diversified Telecommunication Services 0 .5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 141,541
3.65%, 6/1/2051 695,000 505,217
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 845,515
1,492,273
Electric Utilities 5 .5%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,935,425
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 754,038
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 215,443
Series Z, 3.70%, 5/1/2050 390,000 284,326
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 838,899
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 877,876
Entergy Arkansas LLC ,
5.45%, 6/1/2034 935,000 964,972
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 500,000 525,847
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 930,388
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,516,868
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 1,000,000 978,166
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,237,401
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 250,000 242,504
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 145,175
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 333,999
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 160,000 160,521
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 124,390
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 15,000 14,393
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 413,463
Southern Co. (The) ,
4.40%, 7/1/2046 200,000 169,762
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 199,396
5.00%, 7/31/2027(a)(e) 85,000 83,882
4.30%, 7/15/2029(a) 1,000,000 959,295
14,906,429
Entertainment 0 .2%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(e) 500,000 438,167
Financial Services 0 .1%
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 248,181
Food Products 1 .2%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 675,000 647,393
Cargill, Inc. ,
5.13%, 10/11/2032(a) 445,000 453,318
4.38%, 4/22/2052(a) 115,000 98,972
Conagra Brands, Inc. ,
5.30%, 11/1/2038 400,000 385,623
J M Smucker Co. (The) ,
6.50%, 11/15/2043 750,000 811,260
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032 111,000 97,981
5.75%, 4/1/2033 610,000 616,114
6.50%, 12/1/2052 100,000 102,827
3,213,488
Ground Transportation 0 .7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,541,656
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a)(e) 415,000 414,656
1,956,312
Health Care Equipment & Supplies 0 .4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030 1,000,000 1,044,665
Health Care Providers & Services 0 .6%
CVS Health Corp. ,
5.00%, 2/20/2026 1,000,000 1,000,400

18 - Statements of Investments - October 31, 2024 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp.,
5.70%, 6/1/2034 300,000 301,394
HCA, Inc. ,
5.25%, 4/15/2025 250,000 250,210
1,552,004
Health Care REITs 0 .4%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025 237,000 235,356
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 171,034
Ventas Realty LP ,
5.63%, 7/1/2034 475,000 485,577
Welltower OP LLC ,
4.00%, 6/1/2025 175,000 174,168
1,066,135
Household Durables 0 .2%
Newell Brands, Inc. ,
4.88%, 6/1/2025 450,000 449,181
Independent Power and Renewable Electricity Producers
0 .2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 296,568
Calpine Corp. ,
5.25%, 6/1/2026(a) 66,000 65,565
4.50%, 2/15/2028(a) 85,000 81,868
444,001
Industrial REITs 0 .3%
LXP Industrial Trust ,
6.75%, 11/15/2028 900,000 944,574
Insurance 1 .3%
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a) 700,000 708,387
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 190,000 199,625
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 766,836
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 731,761
Pine Street Trust III ,
6.22%, 5/15/2054(a) 405,000 420,025
Sammons Financial Group,
Inc. ,
6.88%, 4/15/2034(a) 675,000 708,901
3,535,535
IT Services 0 .4%
IBM International Capital Pte.
Ltd. ,
4.90%, 2/5/2034 300,000 295,891
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 823,854
1,119,745
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0 .1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 250,000 248,525
Media 0 .2%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 341,742
Comcast Corp. ,
2.94%, 11/1/2056 208,000 128,519
470,261
Multi-Utilities 0 .3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 618,962
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 272,006
890,968
Oil, Gas & Consumable Fuels 3 .4%
Aker BP ASA ,
5.80%, 10/1/2054(a) 425,000 398,096
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 263,000 265,949
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034 825,000 829,212
Energy Transfer LP ,
5.75%, 4/1/2025 500,000 499,312
4.75%, 1/15/2026 500,000 499,332
5.50%, 6/1/2027 1,000,000 1,015,133
6.50%, 2/1/2042 350,000 367,570
5.95%, 5/15/2054 200,000 197,000
Enterprise Products Operating
LLC ,
4.95%, 2/15/2035 750,000 737,864
Expand Energy Corp. ,
5.50%, 2/1/2026(a) 150,000 149,736
MPLX LP ,
1.75%, 3/1/2026 696,000 668,508
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 562,150
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 875,000 878,161
5.50%, 12/1/2025 250,000 250,493
6.60%, 3/15/2046 245,000 250,898
6.05%, 10/1/2054(e) 200,000 193,832
ONEOK, Inc. ,
5.85%, 1/15/2026 458,000 462,655
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,086,859
9,312,760
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 406,301
Pharmaceuticals 0 .7%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 361,845
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 754,285

Nationwide Bond Fund - October 31, 2024 - Statements of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 825,000 812,792
1,928,922
Residential REITs 0 .6%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 500,000 451,652
5.50%, 2/1/2034 233,000 234,285
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 1,017,803
1,703,740
Retail REITs 0 .2%
Kite Realty Group LP ,
5.50%, 3/1/2034 100,000 100,688
Kite Realty Group Trust ,
4.75%, 9/15/2030(e) 549,000 537,712
638,400
Semiconductors & Semiconductor Equipment 0 .6%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 352,429
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 654,772
6.25%, 1/25/2035(a) 500,000 511,344
1,518,545
Software 0 .2%
Microsoft Corp. ,
2.92%, 3/17/2052(e) 200,000 138,074
Oracle Corp. ,
3.60%, 4/1/2040 700,000 557,519
695,593
Specialized REITs 0 .5%
American Tower Corp. ,
2.95%, 1/15/2025 250,000 248,745
Crown Castle, Inc. ,
4.45%, 2/15/2026(e) 70,000 69,671
3.70%, 6/15/2026 630,000 618,586
CubeSmart LP ,
4.00%, 11/15/2025 126,000 124,709
3.13%, 9/1/2026 450,000 436,461
1,498,172
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc. ,
3.35%, 8/8/2032 825,000 763,865
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 600,000 582,242
1,346,107
Tobacco 0 .7%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 944,198
6.34%, 8/2/2030 225,000 237,432
6.42%, 8/2/2033 150,000 159,686
Philip Morris International,
Inc. ,
5.75%, 11/17/2032 200,000 208,281
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
5.38%, 2/15/2033 250,000 253,404
4.25%, 11/10/2044(e) 150,000 126,072
1,929,073
Trading Companies & Distributors 0 .1%
GATX Corp. ,
6.05%, 6/5/2054(e) 168,000 175,028
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 345,317
Total Corporate Bonds
(cost $95,133,196)
92,402,790
Mortgage-Backed Securities 24 .4%
FHLMC UMBS Pool
Pool# SD8178
2.50%, 11/1/2051 4,634,701 3,839,691
Pool# QE0799
2.50%, 4/1/2052 7,786,777 6,487,278
Pool# SD2254
3.50%, 7/1/2052 896,210 805,937
Pool# SD8255
3.50%, 10/1/2052 901,773 806,750
Pool# SD8288
5.00%, 1/1/2053 3,591,464 3,494,504
Pool# SD8302
6.50%, 2/1/2053 380,880 389,811
Pool# SD8309
6.00%, 3/1/2053 421,159 423,903
Pool# SD2921
4.50%, 5/1/2053 487,399 463,721
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 985,805 901,722
Pool# FM1776
3.00%, 10/1/2034 297,828 281,176
Pool# FS1360
3.00%, 4/1/2037 1,029,564 961,669
Pool# BC0180
4.00%, 1/1/2046 626,940 589,522
Pool# BC9003
3.00%, 11/1/2046 91,306 80,237
Pool# AS8483
3.00%, 12/1/2046 72,055 63,119
Pool# MA2863
3.00%, 1/1/2047 393,277 344,131
Pool# BM2003
4.00%, 10/1/2047 375,209 351,639
Pool# CA2208
4.50%, 8/1/2048 1,217,998 1,167,303
Pool# CA2469
4.00%, 10/1/2048 90,452 84,740
Pool# BN0906
4.00%, 11/1/2048 945,777 886,616
Pool# CA3866
3.50%, 7/1/2049 1,649,239 1,490,306

20 - Statements of Investments - October 31, 2024 - Nationwide Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BP5783
3.00%, 5/1/2050 4,520,437 3,966,616
Pool# MA4210
2.50%, 12/1/2050 863,174 720,448
Pool# FS2041
2.00%, 8/1/2051 6,976,081 5,547,070
Pool# MA4491
1.50%, 12/1/2051 1,300,807 982,461
Pool# FS2122
3.00%, 3/1/2052 1,251,686 1,083,947
Pool# MA4577
2.00%, 4/1/2052 9,291,252 7,388,125
Pool# BU8944
3.00%, 4/1/2052 4,335,560 3,741,198
Pool# MA4732
4.00%, 9/1/2052 6,623,437 6,125,194
Pool# MA4733
4.50%, 9/1/2052 1,731,883 1,645,996
Pool# MA4782
3.50%, 10/1/2052 4,523,302 4,046,200
Pool# MA4805
4.50%, 11/1/2052 1,420,035 1,349,615
Pool# MA4980
6.00%, 4/1/2053 627,333 631,420
Pool# DA1019
6.50%, 9/1/2053 175,444 179,797
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 1,559,874 1,410,035
Pool# MA8429
5.50%, 11/20/2052 663,703 662,377
Pool# MA8647
5.00%, 2/20/2053 444,766 435,436
Pool# MA8726
5.50%, 3/20/2053 2,100,431 2,094,330
Pool# MA8727
6.00%, 3/20/2053 527,122 534,355
Total Mortgage-Backed Securities
(cost $74,055,578)
66,458,395
Municipal Bonds 0 .5%
California 0 .2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 563,067
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 733,163
Total Municipal Bonds
(cost $1,304,407)
1,296,230
Purchased Option 0 .0%
†
Number of
Contracts Value ($)
Call Option 0 .0%
†
Future Interest Rate Options 0 .0%
†
3 Month SOFR 12/13/2024
at USD 95.75, American
Style, Notional Amount:
USD 25,000,000 Exchange
Traded* 100 9,375
0
Total Purchased Option
(cost $26,250) 9,375
U.S. Government Agency Security 1 .7%
Principal
Amount ($)
FHLB, 4.75%, 3/10/2034 4,400,000 4,476,631
Total U.S. Government Agency Security
(cost $4,424,925)
4,476,631
U.S. Treasury Obligations 22 .5%
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 11,136,250
2.38%, 2/15/2042 6,000,000 4,420,312
3.25%, 5/15/2042 3,500,000 2,945,469
3.88%, 2/15/2043 1,000,000 914,414
2.25%, 8/15/2046 2,100,000 1,414,465
2.25%, 2/15/2052 9,500,000 6,100,410
2.88%, 5/15/2052 1,750,000 1,292,676
U.S. Treasury Notes
4.25%, 12/31/2024 (e) 2,800,000 2,798,250
2.88%, 6/15/2025 1,000,000 990,957
3.00%, 7/15/2025 6,000,000 5,946,445
2.63%, 1/31/2026 (f) 4,000,000 3,921,406
4.00%, 2/15/2026 3,000,000 2,990,859
2.25%, 2/15/2027 1,000,000 958,828
0.50%, 4/30/2027 2,000,000 1,828,906
2.38%, 5/15/2027 2,000,000 1,915,703
3.25%, 6/30/2027 2,000,000 1,956,172
3.38%, 9/15/2027 2,325,000 2,278,500
4.13%, 9/30/2027 1,000,000 1,000,156
3.88%, 12/31/2027 900,000 893,110
3.50%, 1/31/2028 600,000 588,445
1.25%, 3/31/2028 1,000,000 908,360
3.63%, 5/31/2028 700,000 687,805
2.75%, 5/31/2029 2,000,000 1,882,266
3.25%, 6/30/2029 1,000,000 961,211
3.63%, 8/31/2029 460,000 449,542
Total U.S. Treasury Obligations
(cost $67,025,013)
61,180,917

Nationwide Bond Fund - October 31, 2024 - Statements of Investments - 21
Repurchase Agreement 0 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $1,336,627,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$1,363,359. (g)(h) 1,336,445 1,336,445
Total Repurchase Agreement
(cost $1,336,445)
1,336,445
Total Investments
(cost $288,111,353) — 99.3%
269,962,553
Other assets in excess of
liabilities — 0.7% 2,000,477
NET ASSETS — 100.0%
$ 271,963,030
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $62,942,672 which represents 23.14% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of October 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2024.
(e) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $4,838,683, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,336,445 and by $3,674,470 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from 11/21/2024 – 2/15/2054, a total value of
$5,010,915.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $1,336,445.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States dollar

22 - Statements of Investments - October 31, 2024 - Nationwide Bond Fund
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 563 12/2024 USD 115,947,211 (1,061,508)
U.S. Treasury 5 Year Note 91 12/2024 USD 9,758,328 (236,617)
U.S. Treasury Ultra Bond 35 12/2024 USD 4,396,875 (310,537)
3 Month SOFR 30 3/2025 USD 7,171,500 (5,625)
Total long contracts (1,614,287)
Short Contracts
U.S. Treasury 10 Year Note (58) 12/2024 USD (6,407,188) 133,173
U.S. Treasury Long Bond (46) 12/2024 USD (5,426,562) 288,351
Total short contracts 421,524
Net contracts (1,192,763)
Currency:
USD United States Dollar
Written Call Options Contracts as of October 31, 2024:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 200 USD 50,000,000 USD 95.50 12/13/2024 (80,000)
3 Month SOFR Exchange Traded 100 USD 25,000,000 USD 96.00 12/13/2024 (3,750)
Total written call options contracts (83,750)
Total Written Options Contracts (Premiums Received ($75,426)) (83,750)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Government Money Market Fund - October 31, 2024 - Statements of Investments - 23
U.S. Government Agency Securities 21 .5%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.13%), 4.94%,
3/20/2025(a) 2,000,000 2,000,000
(SOFR + 0.14%), 4.95%,
9/25/2026(a) 600,000 600,000
FHLB
4.26%, 6/16/2021 3,400,000 3,311,243
(SOFR + 0.02%), 4.83%,
11/12/2024(a) 2,000,000 2,000,000
4.70%, 11/29/2024 18,000,000 17,934,620
(SOFR + 0.02%), 4.83%,
12/3/2024(a) 3,000,000 3,000,000
(SOFR + 0.01%), 4.82%,
12/10/2024(a) 13,000,000 13,000,000
(SOFR + 0.11%), 4.92%,
12/26/2024(a) 3,000,000 3,000,000
(SOFR + 0.01%), 4.82%,
1/13/2025(a) 9,000,000 9,000,000
4.88%, 1/23/2025 6,000,000 5,934,799
4.90%, 2/4/2025 1,700,000 1,679,050
5.04%, 2/7/2025 6,000,000 5,921,600
5.00%, 2/10/2025 3,400,000 3,354,595
5.00%, 2/11/2025 3,500,000 3,452,797
(SOFR + 0.01%), 4.82%,
3/4/2025(a) 2,500,000 2,500,000
4.46%, 3/14/2025 1,700,000 1,672,522
5.18%, 4/7/2025 1,800,000 1,800,000
(SOFR + 0.02%), 4.83%,
4/10/2025(a) 2,600,000 2,600,000
(SOFR + 0.01%), 0.00%,
4/14/2025(a) 1,000,000 1,000,000
(SOFR + 0.03%), 4.84%,
4/14/2025(a) 2,000,000 2,000,000
5.23%, 4/14/2025 3,500,000 3,500,000
(SOFR + 0.14%), 4.95%,
4/21/2025(a) 4,000,000 4,000,000
5.20%, 5/5/2025 3,500,000 3,500,000
(SOFR + 0.02%), 0.00%,
5/7/2025(a) 1,700,000 1,700,000
5.32%, 5/12/2025 3,500,000 3,500,000
(SOFR + 0.02%), 0.00%,
6/6/2025(a) 1,200,000 1,200,000
(SOFR + 0.14%), 4.95%,
6/17/2025(a) 3,000,000 3,000,000
(SOFR + 0.08%), 4.89%,
9/19/2025(a) 1,500,000 1,500,000
(SOFR + 0.16%), 4.97%,
10/10/2025(a) 2,000,000 2,000,000
(SOFR + 0.16%), 4.97%,
10/20/2025(a) 4,000,000 4,000,000
(SOFR + 0.16%), 4.97%,
11/3/2025(a) 2,000,000 2,000,000
(SOFR + 0.16%), 4.97%,
11/14/2025(a) 3,000,000 3,000,000
(SOFR + 0.15%), 4.96%,
12/8/2025(a) 2,000,000 2,000,000
(SOFR + 0.15%), 4.96%,
1/5/2026(a) 2,000,000 2,000,000
(SOFR + 0.14%), 4.95%,
9/10/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.95%,
9/14/2026(a) 1,000,000 1,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.14%), 4.95%,
9/18/2026(a) 1,500,000 1,500,000
FHLMC
(SOFR + 0.12%), 4.93%,
4/2/2026(a) 900,000 900,000
(SOFR + 0.14%), 4.95%,
10/16/2026(a) 2,000,000 2,000,000
FNMA
(SOFR + 0.10%), 4.91%,
6/18/2026(a) 1,300,000 1,300,000
(SOFR + 0.14%), 4.95%,
9/11/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.95%,
10/23/2026(a) 1,000,000 1,000,000
Total U.S. Government Agency Securities
(cost $132,361,226)
132,361,226
U.S. Treasury Obligations 34 .0%
U.S. Treasury Bills
5.20%, 11/5/2024 9,000,000 8,994,868
5.29%, 11/7/2024 6,000,000 5,994,845
5.29%, 11/12/2024 6,000,000 5,990,476
5.30%, 11/14/2024 6,000,000 5,988,809
5.19%, 11/21/2024 14,800,000 14,758,098
5.31%, 11/29/2024 6,000,000 5,975,873
1.92%, 12/3/2024 14,600,000 14,544,438
5.18%, 12/5/2024 7,000,000 6,966,444
4.67%, 12/10/2024 6,000,000 5,969,840
5.20%, 12/12/2024 6,600,000 6,561,792
5.29%, 12/19/2024 6,000,000 5,958,800
4.62%, 12/24/2024 6,100,000 6,058,779
5.28%, 12/26/2024 6,000,000 5,952,883
4.97%, 1/2/2025 5,000,000 4,958,073
4.90%, 1/9/2025 6,100,000 6,043,756
5.11%, 1/16/2025 4,500,000 4,452,643
4.50%, 1/28/2025 2,000,000 1,978,342
4.54%, 1/30/2025 5,500,000 5,438,263
4.50%, 2/11/2025 6,000,000 5,924,690
4.49%, 2/18/2025 6,000,000 5,919,703
4.51%, 2/25/2025 5,000,000 4,928,386
0.00%, 3/4/2025 6,100,000 6,010,674
5.06%, 3/20/2025 5,700,000 5,594,140
4.40%, 4/10/2025 6,700,000 6,571,762
4.41%, 4/24/2025 3,000,000 2,937,505
4.42%, 5/1/2025 5,000,000 4,891,274
4.28%, 10/30/2025 3,100,000 2,971,841
U.S. Treasury Notes
0.50%, 3/31/2025 2,000,000 1,963,813
(US Treasury 3 Month
Bill Money Market Yield +
0.13%), 4.69%, 7/31/2025(a) 4,000,000 3,998,758
(US Treasury 3 Month
Bill Money Market
Yield + 0.17%), 4.73%,
10/31/2025(a) 7,000,000 6,998,386
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 4.81%, 1/31/2026(a) 5,700,000 5,702,811

24 - Statements of Investments - October 31, 2024 - Nationwide Government Money Market Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 4.71%, 4/30/2026(a) 13,600,000 13,600,022
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 4.74%, 7/31/2026(a) 9,100,000 9,089,354
Total U.S. Treasury Obligations
(cost $209,690,141) 209,690,141
Repurchase Agreements 47 .4%
Banco Santander SA, 4.86%,
dated 10/31/2024, due
11/1/2024, repurchase
price $87,011,745,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 7.50%, maturing
10/1/2026 - 6/1/2062; total
market value $88,740,000.
(b) 87,000,000 87,000,000
Canadian Imperial Bank of
Commerce, 4.86%, dated
10/31/2024, due 11/1/2024,
repurchase price
$50,006,750, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.00%, maturing
7/10/2025 - 10/1/2054;
total market value
$51,009,217.(b) 50,000,000 50,000,000
MUFG Securities Ltd.,
4.86%, dated 10/31/2024,
due 11/1/2024, repurchase
price $10,001,350,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
2/25/2025 - 2/15/2034;
total market value
$10,200,000.(b) 10,000,000 10,000,000
MUFG Securities Ltd.,
4.87%, dated 10/31/2024,
due 11/1/2024, repurchase
price $65,008,793,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
6.96%, maturing 3/31/2025
- 9/1/2054; total market
value $67,494,032.(b) 65,000,000 65,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities,
Inc., 4.86%, dated
10/31/2024, due
11/1/2024, repurchase
price $40,005,400,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.75%, maturing
11/30/2025 - 5/15/2053;
total market value
$40,800,001.(b) 40,000,000 40,000,000
RBC Dominion Securities,
Inc., 4.87%, dated
10/31/2024, due 11/1/2024,
repurchase price
$25,003,382, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.00%, maturing
5/15/2028 - 10/1/2054;
total market value
$25,841,704.(b) 25,000,000 25,000,000
Royal Bank of Canada,
4.87%, dated 10/31/2024,
due 11/1/2024, repurchase
price $15,002,029,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.44% -
6.11%, maturing 4/15/2027
- 6/20/2054; total market
value $15,608,976.(b) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $292,000,000)
292,000,000
Total Investments
(cost $634,051,367) — 102.9% 634,051,367
Liabilities in excess of other assets — (2.9)% (18,064,974)
NET ASSETS — 100.0%
$615,986,393
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2024.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - October 31, 2024 - Statements of Investments - 25
Asset-Backed Securities 7 .7%
Principal
Amount ($) Value ($)
Automobiles 0 .9%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 160,606 160,922
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 737,076 745,987
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 663,657 666,461
1,573,370
Equipment Loans & Leases 1 .0%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 890,763 903,650
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 506,351
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 233,059 233,763
1,643,764
Financial Services 0 .6%
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class
XR2, 0.00%, 10/20/2037(a)
(b) 1,000,000 1,000,000
Other 5 .2%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 437,714 442,981
AMSR Trust
Series 2020-SFR1, Class D,
2.62%, 4/17/2037(a) 1,000,000 985,532
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 660,550 648,877
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 750,000 723,269
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
5.70%, 10/15/2037(a)(b) 1,300,000 1,300,087
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 484,426 482,871
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 1,000,000 966,923
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 350,998 302,085
Magnetite XXIX Ltd., Series
2021-29A, Class X, 6.24%,
7/15/2037(a)(b) 1,300,000 1,299,931
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 145,492 146,398
Series 2023-1A, Class A,
7.05%, 2/18/2031(a) 27,057 27,136
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,243,628
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 194,742
8,764,460
Total Asset-Backed Securities
(cost $12,950,368)
12,981,594
Collateralized Mortgage Obligations 0 .8%
FHLMC REMICS, Series
2296, Class H, 6.50%,
3/15/2031 9 9
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 668,935 627,658
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 706,200 645,879
Total Collateralized Mortgage Obligations
(cost $1,382,666)
1,273,546
Mortgage-Backed Securities 0 .9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,232,632 1,228,056
Pool# 773298
6.63%, 4/1/2035(b) 205,116 211,606
Pool# 745769
6.71%, 7/1/2036(b) 73,177 73,933
Total Mortgage-Backed Securities
(cost $1,518,548)
1,513,595
U.S. Government Agency Security 2 .8%
FFCB, 3.25%, 7/28/2032 5,000,000 4,619,376
Total U.S. Government Agency Security
(cost $6,084,522)
4,619,376
U.S. Treasury Obligations 87 .3%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,212,624 7,195,402
3.63%, 4/15/2028 (c) 9,731,550 10,294,511
2.50%, 1/15/2029 3,665,550 3,763,684
3.88%, 4/15/2029 6,319,170 6,852,678
0.63%, 2/15/2043 9,379,089 7,228,420
1.38%, 2/15/2044 8,104,260 7,091,397
0.75%, 2/15/2045 4,010,460 3,066,143
1.00%, 2/15/2046 2,823,190 2,247,252

26 - Statements of Investments - October 31, 2024 - Nationwide Inflation-Protected Securities Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
0.88%, 2/15/2047 6,520,400 4,999,722
1.00%, 2/15/2048 1,914,840 1,497,331
1.00%, 2/15/2049 1,563,750 1,211,511
0.25%, 2/15/2050 2,448,860 1,530,280
U.S. Treasury Inflation Linked
Notes
0.63%, 1/15/2026 3,974,520 3,898,912
0.13%, 7/15/2026 2,626,560 2,555,438
0.38%, 7/15/2027 12,225,455 11,804,912
1.63%, 10/15/2027 10,626,800 10,603,806
0.50%, 1/15/2028 13,400,100 12,851,350
0.88%, 1/15/2029 3,116,750 2,998,234
2.13%, 4/15/2029 1,781,045 1,799,905
0.25%, 7/15/2029 (c) 2,461,320 2,296,983
0.13%, 1/15/2030 9,788,320 8,968,211
0.13%, 7/15/2030 5,525,100 5,037,472
0.13%, 1/15/2031 2,116,240 1,902,946
0.13%, 7/15/2031 9,396,160 8,399,900
0.63%, 7/15/2032 6,500,760 5,923,517
1.13%, 1/15/2033 4,227,200 3,968,030
1.38%, 7/15/2033 4,146,040 3,967,141
1.75%, 1/15/2034 2,560,225 2,511,568
Total U.S. Treasury Obligations
(cost $155,861,540)
146,466,656
Total Investments
(cost $177,797,644) — 99.5%
166,854,767
Other assets in excess of
liabilities — 0.5% 890,660
NET ASSETS — 100.0%
$ 167,745,427
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $13,627,473 which represents 8.12% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2024.
(c) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $320,739, which was collateralized by
$327,900 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.00% – 4.63%, and maturity
dates ranging from 1/15/2025 – 2/15/2054.
CLO Collateralized Loan Obligations
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits

Nationwide Inflation-Protected Securities Fund - October 31, 2024 - Statements of Investments - 27
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 35 12/2024 USD 3,753,203 2,924
Net contracts 2,924
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

28 - Statements of Investments - October 31, 2024 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 10 .5%
Principal
Amount ($) Value ($)
Automobiles 8 .1%
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 290,000 292,808
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 58,689 59,087
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 500,000 506,479
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 743,450
AmeriCredit Automobile
Receivables Trust
Series 2021-2, Class B,
0.69%, 1/19/2027 223,362 222,077
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 793,996
Series 2022-2, Class A3,
4.38%, 4/18/2028 326,976 326,275
Series 2024-1, Class A3,
5.43%, 1/18/2029 605,000 611,038
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,310,274
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 707,753
BMW Vehicle Lease Trust,
Series 2024-2, Class A3,
4.18%, 10/25/2027 580,000 574,298
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 1,000,000 1,007,215
Series 2024-2, Class A3,
5.84%, 6/15/2028 1,475,000 1,489,409
Series 2024-3, Class B,
5.37%, 10/16/2028 280,000 281,730
Carmax Auto Owner Trust,
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 898,505
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 151,258 151,652
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,257,077 1,264,260
Series 2024-P2, Class A3,
5.33%, 7/10/2029 365,000 368,911
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 474,341 476,972
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 304,407 307,177
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 235,000 236,294
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Credit Acceptance Auto Loan
Trust
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,367,102
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 557,181
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 104,187
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,200,000 1,218,446
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 808,076
DT Auto Owner Trust
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 344,781 341,572
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 852,406 854,701
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 591,198
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 129,406 128,937
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 413,542 416,520
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 242,739
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 464,422
Exeter Automobile
Receivables Trust
Series 2022-5A, Class B,
5.97%, 3/15/2027 397,489 397,698
Series 2023-1A, Class B,
5.72%, 4/15/2027 221,063 221,168
Series 2023-2A, Class B,
5.61%, 9/15/2027 442,263 443,663
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 436,737
Flagship Credit Auto Trust
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 15,234 15,171
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 788,660
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 655,243
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,893,478
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 934,028
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 37,589 37,534
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 169,629 169,418

Nationwide Loomis Core Bond Fund - October 31, 2024 - Statements of Investments - 29
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 450,000 454,030
GLS Auto Receivables Issuer
Trust
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 660,000 668,549
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 395,000 395,843
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 615,000 620,977
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 415,000 412,437
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 174,523 175,943
GM Financial Revolving
Receivables Trust, Series
2024-1, Class A, 4.98%,
12/11/2036(a) 775,000 781,136
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 857,607
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 857,743
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 811,449
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 435,000 438,980
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 440,000 444,525
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 196,271
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 265,485
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 345,000 344,386
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 880,000 887,870
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 365,000 364,646
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 569,748 559,989
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 496,862
Santander Drive Auto
Receivables Trust
Series 2022-4, Class B,
4.42%, 11/15/2027 850,000 847,631
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 440,305
Series 2024-4, Class A3,
4.85%, 1/16/2029 575,000 576,098
Series 2024-3, Class A3,
5.63%, 1/16/2029 680,000 689,077
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 683,267
Series 2023-1, Class C,
5.09%, 5/15/2030 1,255,000 1,258,395
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 482,750
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 350,000 351,746
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 445,000 450,250
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 205,000 204,482
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 555,000 559,648
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 280,000 278,809
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 214,624 214,652
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 80,014
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 380,000 383,514
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 515,000 513,812
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 820,000 831,418
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 890,000 894,475
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 465,000 468,841
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 495,000 495,576
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 535,000 533,061
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 589,459 583,548
47,573,636
Equipment Loans & Leases 0 .6%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 196,469 198,196

30 - Statements of Investments - October 31, 2024 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Dell Equipment Finance Trust
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 835,000 845,606
Series 2024-1, Class A3,
5.39%, 3/22/2030(a) 170,000 171,818
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 835,000 839,056
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 385,000 388,690
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 165,083 166,119
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 365,782 362,350
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 415,739 422,276
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 360,969
3,755,080
Financial Services 0 .4%
CarMax Auto Owner Trust,
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,480,000 1,480,694
GLS Auto Receivables
Issuer Trust, Series 2024-
4A, Class A3, 4.75%,
7/17/2028(a) 270,000 269,810
Wheels Fleet Lease Funding
LLC, Series 2024-3A, Class
A1, 4.80%, 9/19/2039(a) 465,000 464,446
2,214,950
Other 1 .3%
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 336,019 306,733
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 206,103 209,018
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 18,831 18,827
Frontier Issuer LLC
Series 2023-1, Class A2,
6.60%, 8/20/2053(a) 810,000 825,591
Series 2024-1, Class A2,
6.19%, 6/20/2054(a) 510,000 521,276
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 50,818 50,357
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 223,883 224,842
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,238,112
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,165,000 1,155,210
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 285,146
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 402,543
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 655,201 649,999
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 1,440,000 1,467,486
7,355,140
Student Loan 0 .1%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 175,971 171,481
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 182,155 171,052
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 65,335 59,899
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 50,178 49,627
452,059
Total Asset-Backed Securities
(cost $61,222,446)
61,350,865
Collateralized Mortgage Obligations 3 .9%
FHLMC REMICS
Series 5065, Class HI, IO,
4.80%, 4/15/2042(b) 1,533,372 246,178
Series 5115, Class FD,
4.00%, 8/15/2043(b) 1,651,858 1,572,757
Series 5065, Class EI, IO,
5.38%, 11/25/2044(b) 336,298 65,340
Series 5094, Class , IO,
1.45%, 12/15/2048(b) 812,662 56,170
Series 5214, Class BI, IO,
0.89%, 4/25/2052(b) 103,504 3,951
FNMA REMICS
Series 2004-29, Class PS,
IO, 2.63%, 5/25/2034(b) 834,501 96,457
Series 2016-32, Class SA,
IO, 1.13%, 10/25/2034(b) 3,738,569 308,997
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,714,791 291,290

Nationwide Loomis Core Bond Fund - October 31, 2024 - Statements of Investments - 31
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-57, Class SA,
IO, 1.48%, 6/25/2040(b) 1,149,047 112,899
Series 2010-63, Class SA,
IO, 1.53%, 6/25/2040(b) 984,119 94,502
Series 2010-118, Class SN,
IO, 1.63%, 10/25/2040(b) 5,067,516 688,216
Series 2013-117, Class Z,
3.50%, 11/25/2043 5,116,280 4,727,212
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 252,246 35,425
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 202,823 32,676
Series 2021-24, Class , IO,
1.11%, 3/25/2059(b) 3,620,523 214,113
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 4,078,776 4,282,516
Series 2020-34, Class , IO,
5.00%, 12/20/2039 1,838,049 343,726
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,387,867 507,469
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 418,440 27,822
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 143,526 13,798
Series 2012-H20, Class PT,
5.65%, 7/20/2062(b) 76,065 75,807
Series 2018-H02, Class ZJ,
4.31%, 10/20/2064(b) 461,092 452,424
Series 2017-H12, Class EZ,
5.40%, 6/20/2066(b) 118,374 118,175
Series 2017-H13, Class JZ,
5.09%, 5/20/2067(b) 116,100 116,699
Series 2017-H22, Class FD,
5.51%, 11/20/2067(b) 14,011 13,889
Series 2017-H25, Class FD,
5.46%, 12/20/2067(b) 30,319 30,028
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 478,595 2,586
Series 2019-H01, Class FT,
5.71%, 10/20/2068(b) 520,232 518,463
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,686,744 4,362,547
Series 2019-H05, Class FT,
4.80%, 4/20/2069(b) 407,327 407,050
Series 2019-H13, Class FT,
4.82%, 8/20/2069(b) 48,708 48,597
Series 2019-H18, Class DF,
5.71%, 10/20/2069(b) 194,209 193,005
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 3,597,057 14,815
Series 2022-H09, Class GF,
5.59%, 4/20/2072(b) 1,989,018 1,979,697
Series 2022-H22, Class FE,
5.93%, 9/20/2072(b) 711,758 713,090
Total Collateralized Mortgage Obligations
(cost $23,403,481)
22,768,386
Commercial Mortgage-Backed Securities 4 .7%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 916,273
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,788,607
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,246,974
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 244,563
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,288,733
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.06%, 10/15/2037(a)(b) 1,095,000 1,093,631
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,265,145
BPR Trust
Series 2022-OANA, Class
A, 6.70%, 4/15/2037(a)(b) 605,000 607,838
Series 2021-NRD, Class A,
6.33%, 12/15/2038(a)(b) 815,000 784,437
BX Trust, Series 2024-
VLT4, Class A, 6.30%,
7/15/2029(a)(b) 785,000 785,491
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 828,798
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 73,089 68,703
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 675,837
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 300,517
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 928,467
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 401,665
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 476,109 32,121
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,761,041 110,686
Series K146, Class X1, IO,
0.23%, 6/25/2032(b) 5,004,121 84,204
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,862,857 96,070
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,237,309 124,442
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,419,962 124,248

32 - Statements of Investments - October 31, 2024 - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 8,975,741 34,154
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 959,588 52,393
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,787,883 219,430
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,597,332 57,802
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,475,560 31,541
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.00%, 6/25/2028(b) 676,598 24,883
Series 2020-M37, Class X,
IO, 1.02%, 4/25/2032(b) 1,189,306 49,494
Series 2020-M43, Class X1,
IO, 1.90%, 8/25/2034(b) 4,847,095 308,721
Series 2020-M36, Class X1,
IO, 1.45%, 9/25/2034(b) 865,814 44,895
GNMA REMICS
Series 2018-82, Class , IO,
0.46%, 5/16/2058(b) 8,860,298 261,670
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 793,073 45,698
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,753,012 156,079
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,673,378 207,161
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,644,738 192,357
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,435,483 152,061
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,390,632 90,063
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,125,181 128,093
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,928,114 196,479
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,248,261 165,980
Series 2021-144, Class , IO,
0.82%, 4/16/2063(b) 3,801,428 225,419
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,948,094 191,764
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,825,207 254,548
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,393,746 231,436
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 3,977,997 219,284
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 661,497 46,769
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,727,252 241,411
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,570,182 203,450
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,013,353 116,890
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,438,762 140,515
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 344,885
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,031,131 858,163
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 372,598
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,942,155
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 766,764
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.35%, 2/15/2039(a)(b) 1,495,000 1,472,575
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.00%,
11/15/2027(a)(b) 599,090 341,050
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,853,729
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,304,485
Total Commercial Mortgage-Backed
Securities
(cost $29,456,240) 27,344,294
Corporate Bonds 31 .8%
Automobile Components 0 .3%
Aptiv plc ,
5.15%, 9/13/2034 605,000 573,248
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,042,820
1,616,068
Automobiles 0 .6%
Hyundai Capital America ,
4.88%, 11/1/2027(a) 1,050,000 1,049,800
4.75%, 9/26/2031(a) 660,000 639,919
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a) 705,000 688,314
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a) 1,100,000 1,094,105
3,472,138
Banks 6 .9%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c)(d) 500,000 512,796

Nationwide Loomis Core Bond Fund - October 31, 2024 - Statements of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 690,000 705,318
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(c) 205,000 215,511
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a)(d) 700,000 713,396
Banco Santander SA ,
5.44%, 7/15/2031 1,000,000 1,016,234
Bank of America Corp. ,
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 2,940,000 2,918,018
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,027,704
Bank of Ireland Group plc ,
(SOFR + 1.62%), 5.60%,
3/20/2030(a)(c) 1,230,000 1,251,594
Bank of Montreal ,
5.51%, 6/4/2031(d) 945,000 967,499
Bank of Nova Scotia (The) ,
5.45%, 8/1/2029 865,000 887,697
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 895,000 903,304
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 635,000 644,185
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 520,000 511,874
Citigroup, Inc. ,
(SOFR + 1.34%), 4.54%,
9/19/2030(c) 1,180,000 1,155,696
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c)(d) 395,000 384,184
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(c)(d) 295,000 298,873
Credit Agricole SA ,
(SOFR + 1.21%), 4.63%,
9/11/2028(a)(c) 1,275,000 1,264,782
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(c) 270,000 272,845
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 1,077,655
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(c) 890,000 887,414
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 408,553
HSBC USA, Inc. ,
5.63%, 3/17/2025(d) 925,000 927,606
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 475,000 492,950
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 5.35%,
6/1/2034(c)(d) 515,000 520,936
(SOFR + 1.34%), 4.95%,
10/22/2035(c) 1,300,000 1,274,222
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
4.93%, 10/16/2030(a)(c) 455,000 450,095
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(c) 1,680,000 1,709,142
National Bank of Canada ,
5.60%, 12/18/2028 410,000 421,047
4.50%, 10/10/2029(d) 990,000 970,110
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(c) 1,240,000 1,231,493
Nordea Bank Abp ,
4.38%, 9/10/2029(a) 1,495,000 1,468,382
Regions Financial Corp. ,
(SOFR + 2.06%), 5.50%,
9/6/2035(c) 1,000,000 990,931
Royal Bank of Canada ,
(SOFR + 1.10%), 4.97%,
8/2/2030(c)(d) 2,185,000 2,189,736
Santander Holdings USA, Inc. ,
(SOFR + 1.94%), 5.35%,
9/6/2030(c) 870,000 861,032
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.95%),
7.13%, 1/19/2055(a)(c) 670,000 663,842
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(c) 1,035,000 1,106,400
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.15%),
5.01%, 10/15/2030(a)(c) 1,085,000 1,072,124
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 675,000 682,803
Swedbank AB ,
6.14%, 9/12/2026(a) 510,000 521,788
5.41%, 3/14/2029(a) 725,000 734,884
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(c) 590,000 632,480

34 - Statements of Investments - October 31, 2024 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,062,755
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(c) 1,470,000 1,464,271
Westpac Banking Corp. ,
5.05%, 4/16/2029(d) 855,000 870,287
40,344,448
Beverages 0 .1%
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a) 400,000 405,083
Capital Markets 4 .5%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 905,000 849,071
6.35%, 10/23/2029(a) 440,000 434,291
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(a)(d) 855,000 867,073
Ares Capital Corp. ,
7.00%, 1/15/2027 450,000 465,034
5.95%, 7/15/2029 410,000 413,818
Ares Management Corp. ,
5.60%, 10/11/2054 1,300,000 1,262,521
Ares Strategic Income Fund ,
6.35%, 8/15/2029(a)(d) 195,000 196,394
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 580,138
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 640,000 643,060
(SOFR + 1.23%), 5.06%,
7/22/2032(c) 695,000 697,866
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 410,000 415,035
5.35%, 4/13/2028(d) 385,000 382,210
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 120,000 118,760
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 305,000 317,560
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 560,000 590,573
5.80%, 3/15/2030(a) 330,000 320,327
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 625,000 614,061
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 860,000 855,771
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 465,703
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 366,468
6.88%, 8/15/2029(d) 770,000 792,818
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(c) 1,055,000 1,065,109
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(c) 1,300,000 1,308,040
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 880,000 882,032
(SOFR + 1.14%), 4.69%,
10/23/2030(c) 1,410,000 1,391,563
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 695,000 658,412
6.00%, 7/15/2029(d) 195,000 195,228
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 777,107
HPS Corporate Lending Fund ,
6.25%, 9/30/2029(a) 580,000 581,215
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 688,709
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 2,800
Main Street Capital Corp. ,
3.00%, 7/14/2026 345,000 329,386
6.50%, 6/4/2027 540,000 545,476
Marex Group plc ,
6.40%, 11/4/2029 650,000 651,153
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 2,050,000 2,021,728
(SOFR + 1.56%), 5.32%,
7/19/2035(c) 945,000 948,561
New Mountain Finance Corp. ,
6.20%, 10/15/2027 350,000 346,201
6.88%, 2/1/2029 245,000 244,452
Oaktree Strategic Credit Fund ,
6.50%, 7/23/2029 190,000 189,405
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a)(d) 575,000 579,839
5.75%, 1/15/2030(a) 295,000 287,634
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(c) 565,000 561,197
UBS AG ,
5.00%, 7/9/2027 415,000 418,547
26,322,346
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 401,248
Huntsman International LLC ,
5.70%, 10/15/2034 270,000 262,150
LYB International Finance III
LLC ,
5.50%, 3/1/2034 1,145,000 1,148,919
1,812,317
Commercial Services & Supplies 0 .5%
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 809,185

Nationwide Loomis Core Bond Fund - October 31, 2024 - Statements of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Element Fleet Management
Corp.,
6.32%, 12/4/2028(a) 35,000 36,595
Waste Management, Inc. ,
5.35%, 10/15/2054 2,040,000 2,040,315
2,886,095
Construction Materials 0 .2%
Martin Marietta Materials, Inc. ,
5.50%, 12/1/2054 1,030,000 1,007,832
Consumer Finance 1 .6%
AerCap Ireland Capital DAC ,
4.63%, 9/10/2029 600,000 588,917
American Honda Finance
Corp. ,
4.40%, 9/5/2029(d) 1,150,000 1,130,927
4.85%, 10/23/2031 980,000 967,775
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(c) 685,000 714,812
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 180,000 186,949
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 520,000 525,260
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a)(d) 105,000 103,757
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 404,412
John Deere Capital Corp. ,
4.90%, 3/7/2031 810,000 814,522
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,430,000 1,436,407
PACCAR Financial Corp. ,
4.00%, 9/26/2029 455,000 443,887
Synchrony Financial ,
4.88%, 6/13/2025 165,000 164,509
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(c)
(d) 545,000 553,612
Toyota Motor Credit Corp. ,
5.05%, 5/16/2029 1,240,000 1,256,510
9,292,256
Consumer Staples Distribution & Retail 0 .2%
Target Corp. ,
4.50%, 9/15/2034(d) 1,005,000 973,198
Containers & Packaging 0 .3%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 541,990
Amcor Group Finance plc ,
5.45%, 5/23/2029 1,410,000 1,430,595
1,972,585
Distributors 0 .2%
Genuine Parts Co. ,
4.95%, 8/15/2029 840,000 833,799
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors
LKQ Corp. ,
5.75%, 6/15/2028 510,000 520,127
1,353,926
Diversified REITs 0 .1%
Simon Property Group LP ,
4.75%, 9/26/2034 845,000 810,928
Electric Utilities 0 .8%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a)(d) 525,000 530,464
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c)(d) 765,000 721,687
Edison International ,
4.70%, 8/15/2025 1,080,000 1,077,053
Entergy Corp. ,
0.90%, 9/15/2025 555,000 536,107
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 614,088
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,163,939
4,643,338
Electronic Equipment, Instruments & Components 0 .7%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 1,100,000 1,094,956
CDW LLC ,
3.28%, 12/1/2028(d) 665,000 618,529
Flex Ltd. ,
6.00%, 1/15/2028 585,000 599,625
5.25%, 1/15/2032 855,000 847,413
Tyco Electronics Group SA ,
4.63%, 2/1/2030 1,040,000 1,033,504
4,194,027
Energy Equipment & Services 0 .1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034(a) 890,000 842,746
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 685,000 687,421
Financial Services 2 .0%
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,070,329
Essent Group Ltd. ,
6.25%, 7/1/2029 845,000 864,647
Fiserv, Inc. ,
4.75%, 3/15/2030 760,000 756,378
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 858,750
Mastercard, Inc. ,
4.55%, 1/15/2035 1,200,000 1,165,969
Nationwide Building Society ,
5.13%, 7/29/2029(a) 1,175,000 1,182,821
NMI Holdings, Inc. ,
6.00%, 8/15/2029 500,000 504,941

36 - Statements of Investments - October 31, 2024 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
NTT Finance Corp. ,
5.11%, 7/2/2029(a) 1,735,000 1,756,930
ORIX Corp. ,
3.25%, 12/4/2024 635,000 633,892
PayPal Holdings, Inc. ,
5.15%, 6/1/2034 940,000 947,158
Radian Group, Inc. ,
6.20%, 5/15/2029 330,000 338,216
Synchrony Bank ,
5.40%, 8/22/2025 890,000 890,388
Voya Financial, Inc. ,
5.00%, 9/20/2034 705,000 680,105
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 223,452
11,873,976
Food Products 0 .1%
Campbell Soup Co. ,
5.25%, 10/13/2054(d) 755,000 718,343
Gas Utilities 0 .2%
Atmos Energy Corp. ,
5.00%, 12/15/2054(d) 540,000 503,245
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 502,587
1,005,832
Ground Transportation 0 .2%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 400,000 396,980
Ryder System, Inc. ,
4.95%, 9/1/2029 565,000 564,502
961,482
Health Care Equipment & Supplies 0 .2%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 1,050,000 1,050,141
Health Care Providers & Services 0 .6%
Elevance Health, Inc. ,
5.70%, 2/15/2055 2,055,000 2,065,759
UnitedHealth Group, Inc. ,
5.63%, 7/15/2054 710,000 722,210
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 445,000 432,290
3,220,259
Health Care REITs 0 .1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 404,462
Health Care Technology 0 .1%
IQVIA, Inc. ,
5.70%, 5/15/2028 430,000 438,815
Hotels, Restaurants & Leisure 0 .3%
Darden Restaurants, Inc. ,
4.55%, 10/15/2029 755,000 737,468
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 319,498
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hyatt Hotels Corp. ,
5.25%, 6/30/2029(d) 705,000 709,076
1,766,042
Household Durables 0 .1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 600,000 483,526
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 784,004
Industrial Conglomerates 0 .2%
Honeywell International, Inc. ,
5.00%, 3/1/2035 1,445,000 1,451,715
Industrial REITs 0 .1%
Prologis LP ,
5.00%, 1/31/2035 485,000 479,513
Insurance 4 .0%
American National Group,
Inc. ,
5.75%, 10/1/2029 545,000 546,377
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 639,653
Athene Global Funding ,
4.86%, 8/27/2026(a) 60,000 59,877
5.35%, 7/9/2027(a) 1,610,000 1,621,051
2.50%, 3/24/2028(a) 420,000 385,574
Beacon Funding Trust ,
6.27%, 8/15/2054(a) 875,000 876,676
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 955,000 948,288
5.55%, 4/9/2027(a) 1,005,000 1,016,929
Chubb INA Holdings LLC ,
4.65%, 8/15/2029 975,000 975,904
CNO Global Funding ,
2.65%, 1/6/2029(a) 990,000 887,330
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 665,000 643,244
5.20%, 6/24/2029(a) 800,000 805,588
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 962,841
F&G Annuities & Life, Inc. ,
6.25%, 10/4/2034 100,000 96,958
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 880,851
5.88%, 6/10/2027(a) 555,000 563,510
GA Global Funding Trust ,
2.25%, 1/6/2027(a) 1,135,000 1,072,342
4.40%, 9/23/2027(a) 1,030,000 1,014,809
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 560,000 556,447
3.88%, 6/11/2025(a) 195,000 193,702
MetLife, Inc. ,
5.30%, 12/15/2034 1,890,000 1,909,285
New York Life Global Funding ,
5.00%, 6/6/2029(a) 955,000 968,410

Nationwide Loomis Core Bond Fund - October 31, 2024 - Statements of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,101,788
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 520,000 520,569
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034 820,000 835,717
Reliance Standard Life Global
Funding II ,
2.75%, 5/7/2025(a) 1,270,000 1,254,658
SBL Holdings, Inc. ,
7.20%, 10/30/2034(a) 875,000 848,307
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 708,760
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a)(d) 560,000 508,257
23,403,702
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.40%, 8/15/2054 730,000 733,337
IT Services 0 .3%
Accenture Capital, Inc. ,
4.50%, 10/4/2034 730,000 705,634
DXC Technology Co. ,
2.38%, 9/15/2028(d) 1,160,000 1,033,734
1,739,368
Life Sciences Tools & Services 0 .1%
Illumina, Inc. ,
4.65%, 9/9/2026 620,000 618,415
Machinery 0 .1%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 575,000 571,871
Media 0 .5%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 1,310,000 1,337,911
Cox Communications, Inc. ,
5.95%, 9/1/2054(a) 1,490,000 1,420,347
2,758,258
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.35%, 6/17/2054(d) 1,270,000 1,269,736
Multi-Utilities 0 .7%
Ameren Corp. ,
5.00%, 1/15/2029 310,000 311,574
CenterPoint Energy, Inc. ,
5.40%, 6/1/2029 615,000 626,348
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
6.70%, 5/15/2055(c) 1,460,000 1,456,700
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 598,282
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc. ,
5.20%, 7/1/2029 840,000 852,500
3,845,404
Oil, Gas & Consumable Fuels 0 .9%
Kinder Morgan, Inc. ,
5.95%, 8/1/2054 925,000 924,509
Occidental Petroleum Corp. ,
6.05%, 10/1/2054(d) 715,000 692,949
Phillips 66 Co. ,
4.95%, 3/15/2035 710,000 680,293
5.65%, 6/15/2054 770,000 746,302
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 785,000 790,885
Raizen Fuels Finance SA ,
5.70%, 1/17/2035(a) 895,000 857,231
TotalEnergies Capital SA ,
5.28%, 9/10/2054 750,000 719,730
5,411,899
Pharmaceuticals 0 .1%
Royalty Pharma plc ,
5.90%, 9/2/2054 635,000 631,197
Professional Services 0 .3%
Automatic Data Processing,
Inc. ,
4.45%, 9/9/2034 310,000 299,900
Equifax, Inc. ,
5.10%, 6/1/2028 580,000 583,916
4.80%, 9/15/2029 725,000 718,904
1,602,720
Residential REITs 0 .1%
ERP Operating LP ,
4.65%, 9/15/2034 665,000 638,679
Semiconductors & Semiconductor Equipment 0 .4%
Broadcom, Inc. ,
5.05%, 7/12/2029 1,235,000 1,245,538
Micron Technology, Inc. ,
6.75%, 11/1/2029 445,000 477,631
Qorvo, Inc. ,
1.75%, 12/15/2024 320,000 318,415
2,041,584
Specialty Retail 0 .3%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 799,448
4.50%, 10/1/2025 675,000 671,824
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 521,335
1,992,607
Technology Hardware, Storage & Peripherals 0 .6%
Dell International LLC ,
4.85%, 2/1/2035 2,110,000 2,026,967
Hewlett Packard Enterprise
Co. ,
5.60%, 10/15/2054(d) 810,000 779,592

38 - Statements of Investments - October 31, 2024 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 524,836
3,331,395
Tobacco 0 .5%
Imperial Brands Finance plc ,
5.50%, 2/1/2030(a) 1,500,000 1,516,694
Philip Morris International,
Inc. ,
4.38%, 11/1/2027 1,350,000 1,341,105
2,857,799
Trading Companies & Distributors 0 .7%
Air Lease Corp. ,
5.20%, 7/15/2031(d) 1,060,000 1,056,116
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 820,259
6.50%, 7/18/2028(a) 155,000 160,771
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 870,000 875,111
GATX Corp. ,
5.40%, 3/15/2027 325,000 329,519
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 581,418
TTX Co. ,
5.05%, 11/15/2034(a) 500,000 501,523
4,324,717
Water Utilities 0 .1%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 580,000 580,017
Total Corporate Bonds
(cost $191,062,600)
185,627,567
Mortgage-Backed Securities 17 .4%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,212,935 963,809
Pool# SD8200
2.50%, 3/1/2052 1,926,322 1,598,969
Pool# SD8205
2.50%, 4/1/2052 17,556,845 14,561,654
Pool# QE0012
2.50%, 4/1/2052 1,661,846 1,383,731
Pool# QE0764
3.00%, 4/1/2052 4,894,503 4,215,397
Pool# QE2352
2.50%, 5/1/2052 1,266,662 1,053,275
Pool# SD8219
2.50%, 6/1/2052 1,018,085 843,647
Pool# QE4044
2.50%, 6/1/2052 562,651 467,841
Pool# SD2088
3.50%, 6/1/2052 9,411,560 8,419,211
Pool# SD8234
2.50%, 8/1/2052 5,344,310 4,425,760
Pool# SD8271
2.50%, 10/1/2052 899,322 744,405
Pool# QF1212
4.00%, 10/1/2052 4,108,462 3,801,872
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8461
5.00%, 9/1/2054 1,988,368 1,932,833
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,150,330 1,183,934
Pool# AN8477
3.40%, 2/1/2033 1,951,306 1,779,684
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,645,464
Pool# BF0673
2.50%, 6/1/2062 3,126,440 2,515,843
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,225,167 1,076,615
Pool# MA3275
3.00%, 2/1/2048 1,084,520 953,012
Pool# MA4562
2.00%, 3/1/2052 1,993,508 1,583,594
Pool# CB3496
3.00%, 5/1/2052 5,114,248 4,413,933
Pool# MA4623
2.50%, 6/1/2052 572,816 475,007
Pool# BU8730
2.50%, 6/1/2052 328,101 273,372
Pool# MA4624
3.00%, 6/1/2052 1,061,619 915,473
Pool# FS5493
2.50%, 7/1/2052 3,882,970 3,235,065
Pool# MA4652
2.50%, 7/1/2052 373,946 311,260
Pool# MA4653
3.00%, 7/1/2052 4,944,802 4,263,683
Pool# MA4743
2.50%, 8/1/2052 356,425 295,056
Pool# FS3497
3.50%, 8/1/2052 4,785,991 4,286,254
Pool# CB8422
6.00%, 2/1/2054 2,000,000 2,013,030
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.50%, 11/25/2054 4,100,000 4,061,046
6.00%, 11/25/2054 3,500,000 3,522,311
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 4,074 4,107
Pool# 399109
7.50%, 2/15/2027 1,873 1,877
Pool# 445661
7.50%, 7/15/2027 1,242 1,247
Pool# 443887
7.50%, 8/15/2027 2,146 2,155
Pool# 455381
7.50%, 8/15/2027 1,135 1,140
Pool# 450591
7.50%, 8/15/2027 111 111
Pool# 453295
7.50%, 8/15/2027 50 50
Pool# 446699
6.00%, 8/15/2028 3,111 3,154
Pool# 482748
6.00%, 9/15/2028 16,728 16,931

Nationwide Loomis Core Bond Fund - October 31, 2024 - Statements of Investments - 39
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781029
6.50%, 5/15/2029 22,499 23,128
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,929,303 4,323,159
Pool# MA8098
3.00%, 6/20/2052 4,687,937 4,111,475
Pool# MA8192
4.00%, 8/20/2052 1,956,029 1,797,235
Pool# MA8260
4.00%, 9/20/2052 889,170 816,845
Pool# MA8261
4.50%, 9/20/2052 651,073 612,708
Pool# MA8418
4.50%, 11/20/2052 430,206 405,085
Pool# MA8801
5.50%, 4/20/2053 2,801,958 2,793,246
Total Mortgage-Backed Securities
(cost $104,456,862)
101,129,693
U.S. Treasury Obligations 29 .5%
U.S. Treasury Bonds
3.38%, 8/15/2042 1,495,000 1,277,816
3.88%, 2/15/2043 2,670,000 2,441,486
3.88%, 5/15/2043 5,420,000 4,942,574
4.38%, 8/15/2043 10,030,000 9,781,209
4.75%, 11/15/2043 9,430,000 9,652,489
4.50%, 2/15/2044 11,625,000 11,497,852
4.63%, 5/15/2044 2,590,000 2,602,950
4.13%, 8/15/2044 (d) 3,895,000 3,657,648
2.25%, 8/15/2049 9,000,000 5,868,281
4.25%, 2/15/2054 2,935,000 2,821,269
4.63%, 5/15/2054 2,625,000 2,686,113
4.25%, 8/15/2054 6,125,000 5,894,356
U.S. Treasury Notes
4.88%, 4/30/2026 12,690,000 12,807,978
4.38%, 7/31/2026 7,390,000 7,411,650
3.75%, 8/31/2026 (d) 13,420,000 13,317,777
4.88%, 10/31/2028 8,880,000 9,109,631
4.25%, 2/28/2029 3,775,000 3,788,419
4.13%, 3/31/2029 10,905,000 10,887,109
4.63%, 4/30/2029 25,285,000 25,764,032
4.25%, 6/30/2029 11,615,000 11,655,380
4.00%, 2/15/2034 4,440,000 4,344,263
4.38%, 5/15/2034 5,675,000 5,714,902
3.88%, 8/15/2034 4,370,000 4,227,975
Total U.S. Treasury Obligations
(cost $175,583,999)
172,153,159
Repurchase Agreements 4 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.88%, dated 10/31/2024,
due 11/1/2024,
repurchase price
$3,841,711, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$3,918,546. (f)(g) 3,841,190 3,841,190
Societe Generale
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $20,002,695,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$20,400,013. (f)(g) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $23,841,190)
23,841,190
Total Investments
(cost $609,026,818) — 101.9%
594,215,154
Liabilities in excess of other
assets — (1.9)% (11,109,493)
NET ASSETS — 100.0%
$ 583,105,661
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $116,430,542 which represents 19.97% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of October 31, 2024.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2024.
(d) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $28,021,793, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $23,841,190 and by $5,065,480 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 11/21/2024 – 2/15/2054, a total value of
$28,906,670.
(e) Security in default.

40 - Statements of Investments - October 31, 2024 - Nationwide Loomis Core Bond Fund
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $23,841,190.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 30 12/2024 USD 3,217,031 (77,155)
U.S. Treasury Long Bond 106 12/2024 USD 12,504,688 (710,959)
U.S. Treasury Ultra Bond 101 12/2024 USD 12,688,125 (847,662)
Net contracts (1,635,776)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Short Term Bond Fund - October 31, 2024 - Statements of Investments - 41
Asset-Backed Securities 31 .4%
Principal
Amount ($) Value ($)
Automobiles 21 .7%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 92,645 92,782
Series 2023-1, Class A3,
5.46%, 5/15/2028 215,000 216,927
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 99,846 100,249
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 205,000 206,985
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 38,373 38,634
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 345,000 349,471
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 253,505
Series 2022-2, Class A3,
4.38%, 4/18/2028 110,040 109,804
Series 2024-1, Class A3,
5.43%, 1/18/2029 305,000 308,044
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 100,000 100,359
Avid Automobile Receivables
Trust, Series 2023-1, Class
A, 6.63%, 7/15/2026(a) 1,363 1,363
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 350,000 353,877
BMW Vehicle Lease Trust
Series 2023-1, Class A3,
5.16%, 11/25/2025 39,137 39,159
Series 2024-2, Class A3,
4.18%, 10/25/2027 140,000 138,624
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 145,000 146,435
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 300,000 302,164
Series 2024-2, Class A3,
5.84%, 6/15/2028 300,000 302,931
Series 2024-3, Class B,
5.37%, 10/16/2028 45,000 45,278
Capital One Prime Auto
Receivables Trust, Series
2023-1, Class A3, 4.87%,
2/15/2028 450,000 450,680
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 527,056
Series 2024-3, Class A3,
4.89%, 7/16/2029 150,000 150,999
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 22,054 22,180
Series 2024-P2, Class A3,
5.33%, 7/10/2029 155,000 156,661
Series 2024-P3, Class A3,
4.26%, 10/10/2029 220,000 217,594
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 315,000 318,715
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 145,000 143,711
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 277,739 279,280
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 136,763 138,007
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 120,000 120,661
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 132,368
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 236,946
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 133,853
DT Auto Owner Trust
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 134,369 134,731
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 260,528
Enterprise Fleet Financing
LLC
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 168,136
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 62,472 62,245
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 208,780 209,944
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 45,000 45,147
Series 2023-1A, Class B,
5.72%, 4/15/2027 136,759 136,824
Series 2024-5A, Class A3,
4.45%, 3/15/2028 420,000 418,305
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 65,259
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 435,000 439,779
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 342,719

42 - Statements of Investments - October 31, 2024 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Flagship Credit Auto Trust,
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 215,074
Foursight Capital Automobile
Receivables Trust, Series
2022-1, Class A3, 1.83%,
12/15/2026(a) 12,135 12,117
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 310,000 312,777
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 95,000 95,343
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 135,000 135,288
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 260,000 262,527
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 100,000 99,382
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 87,262 87,972
GM Financial Automobile
Leasing Trust, Series
2024-3, Class A3, 4.21%,
10/20/2027 125,000 123,801
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-1, Class A3,
4.66%, 2/16/2028 90,000 90,027
Series 2023-3, Class A3,
5.45%, 6/16/2028 160,000 161,650
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 335,000 338,150
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 173,971
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 299,401
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 130,417
Honda Auto Receivables
Owner Trust
Series 2023-1, Class A3,
5.04%, 4/21/2027 190,000 190,555
Series 2023-3, Class A3,
5.41%, 2/18/2028 430,000 434,101
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 220,000 222,013
Hyundai Auto Receivables
Trust, Series 2023-B, Class
A3, 5.48%, 4/17/2028 145,000 146,467
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 150,000 150,467
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 185,000 186,902
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 91,899
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 85,000 84,849
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 453,201 458,002
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 210,000 211,508
Series 2024-2A, Class A2,
4.42%, 9/17/2029(a) 370,000 365,133
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 330,000 331,124
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 370,000 373,309
PenFed Auto Receivables
Owner Trust
Series 2022-A, Class A4,
4.18%, 12/15/2028(a) 120,000 119,347
Series 2024-A, Class A3,
4.70%, 6/15/2029(a) 125,000 124,879
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 180,141 177,055
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 501,882
Santander Drive Auto
Receivables Trust
Series 2024-4, Class A3,
4.85%, 1/16/2029 90,000 90,172
Series 2024-3, Class A3,
5.63%, 1/16/2029 285,000 288,804
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 469,109
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 115,311
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,203
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 175,000 175,873
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 155,000 156,829
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 70,000 69,823
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 65,000 65,359

Nationwide Loomis Short Term Bond Fund - October 31, 2024 - Statements of Investments - 43
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 530,000 534,439
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 95,000 94,596
Toyota Auto Receivables
Owner Trust, Series
2023-C, Class A3, 5.16%,
4/17/2028 150,000 151,077
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 411,932 411,985
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 300,000 297,780
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 100,742 100,755
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 670,000 677,827
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 40,000 40,514
Westlake Automobile
Receivables Trust
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 90,000 90,453
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 165,000 166,526
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 170,000 169,608
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 567,797
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 537,956 540,661
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 225,000 226,858
World Omni Auto Receivables
Trust
Series 2024-B, Class A3,
5.27%, 9/17/2029 235,000 238,485
Series 2024-C, Class A3,
4.43%, 12/17/2029 180,000 179,348
World Omni Select Auto Trust
Series 2021-A, Class B,
0.85%, 8/16/2027 188,231 186,343
Series 2024-A, Class A3,
4.98%, 2/15/2030 110,000 110,433
21,480,276
Credit Card 1 .1%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 616,004
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 146,371
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 105,000 105,816
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 126,685
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 65,987
1,060,863
Equipment Loans & Leases 3 .2%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 100,325 101,207
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 149,090 150,115
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 217,930 219,210
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 840,000 844,080
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 740,000 744,348
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 145,000 145,477
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 77,646 77,713
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 270,000 272,588
SCF Equipment Leasing LLC
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 238,183 235,949
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 110,000 110,707
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 287,819 292,345
3,193,739
Financial Services 0 .3%
GLS Auto Receivables
Issuer Trust, Series 2024-
4A, Class A3, 4.75%,
7/17/2028(a) 45,000 44,968

44 - Statements of Investments - October 31, 2024 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 105,000 104,990
Toyota Auto Receivables
Owner Trust, Series
2024-D, Class A3, 4.40%,
6/15/2029 100,000 99,663
249,621
Other 4 .7%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 59,528 59,808
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 88,164 88,148
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 245,000 248,416
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 33,249 33,359
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 545,000 547,265
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 67,989 68,241
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 107,745 98,355
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 97,430 98,809
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 13,391 13,388
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 195,816 201,799
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 360,000 359,840
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 131,282 132,869
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 164,799 164,835
Marlette Funding Trust
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 1,810 1,810
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 18,243 18,252
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 111,941 112,421
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 411,181
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 390,000 386,723
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 112,713 113,231
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 122,205
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 100,514
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 280,800 278,571
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 268,278
Verizon Master Trust, Series
2024-4, Class A1A, 5.21%,
6/20/2029 575,000 579,916
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 170,000 173,245
4,681,479
Student Loan 0 .4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 116,697 113,720
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 74,709 67,140
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 25,927 23,769
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 242,879 217,095
421,724
Total Asset-Backed Securities
(cost $31,009,852)
31,087,702
Collateralized Mortgage Obligations 0 .3%
FHLMC REMICS, Series
3721, Class PE, 3.50%,
9/15/2040 34,862 33,737
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 41,522 40,013
Series 2012-93, Class DP,
1.50%, 9/25/2027 33,721 32,554
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 97 97
Series 2011-39, Class NE,
3.50%, 9/16/2039 30,822 30,743

Nationwide Loomis Short Term Bond Fund - October 31, 2024 - Statements of Investments - 45
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-H22, Class FE,
5.66%, 5/20/2059(b) 5,862 5,818
Series 2011-H11, Class FA,
5.81%, 3/20/2061(b) 51,475 51,382
Series 2012-H18, Class NA,
5.83%, 8/20/2062(b) 17,242 17,198
Series 2016-H13, Class FT,
5.89%, 5/20/2066(b) 3,997 3,994
Series 2017-H25, Class FD,
5.46%, 12/20/2067(b) 23,252 23,029
Series 2019-H01, Class FT,
5.71%, 10/20/2068(b) 25,804 25,716
Series 2019-H13, Class FT,
4.82%, 8/20/2069(b) 39,613 39,523
Total Collateralized Mortgage Obligations
(cost $310,869)
303,804
Commercial Mortgage-Backed Securities 5 .4%
AOA Mortgage Trust, Series
2021-1177, Class A, 5.79%,
10/15/2038(a)(b) 430,000 414,412
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 184,616
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 63,405
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.06%, 10/15/2037(a)(b) 425,000 424,469
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 326,980
BPR Trust
Series 2022-OANA, Class
A, 6.70%, 4/15/2037(a)(b) 200,000 200,938
Series 2021-NRD, Class A,
6.33%, 12/15/2038(a)(b) 350,000 336,875
Series 2022-SSP, Class A,
7.80%, 5/15/2039(a)(b) 300,000 300,750
BX Trust, Series 2024-
VLT4, Class A, 6.30%,
7/15/2029(a)(b) 100,000 100,062
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 330,040
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
5.87%, 10/15/2038(a)(b) 245,000 243,624
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 356,063
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 144,187
DROP Mortgage Trust, Series
2021-FILE, Class A, 6.07%,
10/15/2043(a)(b) 315,000 298,266
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 84,118
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 348,692 290,200
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 215,000 211,725
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 55,620 54,395
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 395,611 359,766
OPG Trust, Series 2021-
PORT, Class A, 5.40%,
10/15/2036(a)(b) 224,827 222,863
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 233,584
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.00%,
11/15/2027(a)(b) 307,641 175,134
Total Commercial Mortgage-Backed
Securities
(cost $5,656,732) 5,356,472
Corporate Bonds 46 .4%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
6.30%, 5/1/2029(a) 195,000 201,962
RTX Corp. ,
5.75%, 11/8/2026(c) 280,000 285,955
487,917
Automobiles 1 .7%
Hyundai Capital America ,
5.95%, 9/21/2026(a) 285,000 290,226
4.88%, 11/1/2027(a) 145,000 144,972
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 515,918
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 350,000 344,441
Volkswagen Group of America
Finance LLC ,
4.85%, 8/15/2027(a) 350,000 347,133
1,642,690
Banks 10 .1%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 200,000 205,118
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d) 345,000 352,659

46 - Statements of Investments - October 31, 2024 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 215,000 217,412
Australia & New Zealand
Banking Group Ltd. ,
4.90%, 7/16/2027 455,000 460,507
Banco Santander SA ,
5.44%, 7/15/2031 200,000 203,247
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d) 315,000 312,783
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 245,000 243,168
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d) 200,000 201,768
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 380,000 383,526
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027 190,000 192,748
Credit Agricole SA ,
(SOFR + 1.21%), 4.63%,
9/11/2028(a)(d) 340,000 337,275
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(d) 330,000 333,477
DNB Bank ASA ,
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(d) 200,000 199,419
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 230,000 238,692
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 285,542
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 500,000 496,467
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 400,000 406,939
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d) 435,000 439,977
National Securities Clearing
Corp. ,
5.15%, 6/26/2026(a) 420,000 423,848
NatWest Markets plc ,
1.60%, 9/29/2026(a) 255,000 240,400
Royal Bank of Canada ,
5.20%, 7/20/2026 355,000 359,319
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(c)(d) 350,000 348,127
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
(SOFR + 1.94%), 5.35%,
9/6/2030(d) 145,000 143,505
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.15%),
5.01%, 10/15/2030(a)(d) 200,000 197,626
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a) 335,000 338,873
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 310,000 314,687
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 291,587
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 455,000 443,627
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d) 495,000 493,071
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(d) 100,000 99,406
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 190,000 193,687
Wells Fargo Bank NA ,
5.25%, 12/11/2026(c) 345,000 350,123
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a) 305,000 308,211
10,056,821
Beverages 0 .4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 395,000 393,652
Broadline Retail 0 .4%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 353,207
Capital Markets 4 .8%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 365,898
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(a)(c) 95,000 96,341
Ares Capital Corp. ,
5.95%, 7/15/2029(c) 180,000 181,676
Ares Strategic Income Fund ,
6.35%, 8/15/2029(a) 45,000 45,322
Blackstone Secured Lending
Fund ,
5.35%, 4/13/2028 45,000 44,674
2.85%, 9/30/2028 105,000 94,874
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 207,831
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 95,000 98,912
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 115,000 121,278
6.60%, 9/15/2029(a) 5,000 5,062

Nationwide Loomis Short Term Bond Fund - October 31, 2024 - Statements of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blue Owl Credit Income Corp.,
5.80%, 3/15/2030(a) 15,000 14,560
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 150,000 147,375
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 145,000 144,287
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 110,000 115,118
FS KKR Capital Corp. ,
6.88%, 8/15/2029 185,000 190,482
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 365,000 368,497
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.14%), 4.69%,
10/23/2030(d) 195,000 192,450
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 195,000 184,735
Hercules Capital, Inc. ,
3.38%, 1/20/2027 195,000 184,800
HPS Corporate Lending Fund ,
6.25%, 9/30/2029(a) 95,000 95,199
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 115,000 118,211
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 350
Main Street Capital Corp. ,
3.00%, 7/14/2026(c) 130,000 124,117
6.50%, 6/4/2027 20,000 20,203
Marex Group plc ,
6.40%, 11/4/2029 110,000 110,195
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(d) 240,000 236,690
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 39,566
6.88%, 2/1/2029 60,000 59,866
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a) 140,000 141,178
5.75%, 1/15/2030(a) 5,000 4,875
State Street Corp. ,
4.33%, 10/22/2027 245,000 243,570
(SOFR + 1.02%), 4.53%,
2/20/2029(d) 95,000 94,360
UBS AG ,
5.00%, 7/9/2027 350,000 352,991
USAA Capital Corp. ,
5.25%, 6/1/2027(a) 275,000 279,808
4,725,351
Chemicals 0 .8%
Celanese US Holdings LLC ,
6.17%, 7/15/2027 290,000 296,575
Nutrien Ltd. ,
5.90%, 11/7/2024 335,000 335,036
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Solvay Finance America LLC ,
5.65%, 6/4/2029(a) 200,000 204,539
836,150
Commercial Services & Supplies 0 .7%
Cimpress plc ,
7.38%, 9/15/2032(a)(c) 170,000 167,364
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 215,000 213,466
5.64%, 3/13/2027(a) 345,000 349,743
730,573
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
5.15%, 12/1/2034 25,000 24,816
Consumer Finance 2 .4%
American Honda Finance
Corp. ,
4.45%, 10/22/2027 495,000 492,766
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 345,329
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 104,352
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 198,212
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 235,000 237,377
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 55,000 54,349
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 197,274
OneMain Finance Corp. ,
6.63%, 5/15/2029 300,000 300,000
PACCAR Financial Corp. ,
4.45%, 8/6/2027 40,000 40,080
Synchrony Financial ,
4.88%, 6/13/2025 55,000 54,837
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d) 95,000 96,501
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 255,000 257,421
2,378,498
Containers & Packaging 0 .8%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 183,978
Sonoco Products Co. ,
1.80%, 2/1/2025 315,000 312,152
4.60%, 9/1/2029 350,000 341,320
837,450
Distributors 0 .1%
Genuine Parts Co. ,
4.95%, 8/15/2029 145,000 143,930

48 - Statements of Investments - October 31, 2024 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs 0 .3%
GLP Capital LP ,
5.25%, 6/1/2025 285,000 284,137
Electric Utilities 2 .1%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 252,602
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 150,000 150,808
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 296,501
Edison International ,
4.70%, 8/15/2025 300,000 299,181
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 100,068
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 335,000 335,773
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 285,000 287,042
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 374,658
2,096,633
Electronic Equipment, Instruments & Components 0 .2%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 184,500
Energy Equipment & Services 0 .6%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(a) 350,000 338,751
Noble Finance II LLC ,
8.00%, 4/15/2030(a) 245,000 248,342
587,093
Entertainment 0 .4%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 75,000 76,203
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 285,000 274,481
350,684
Financial Services 2 .5%
Enact Holdings, Inc. ,
6.25%, 5/28/2029 250,000 254,840
Essent Group Ltd. ,
6.25%, 7/1/2029 140,000 143,255
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 274,600
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026 345,000 349,056
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 270,000 275,183
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 255,000 254,990
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 386,382
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
PennyMac Financial Services,
Inc. ,
7.13%, 11/15/2030(a) 100,000 101,491
Radian Group, Inc. ,
6.20%, 5/15/2029 85,000 87,116
Synchrony Bank ,
5.40%, 8/22/2025 305,000 305,133
2,432,046
Food Products 1 .0%
Campbell Soup Co. ,
5.20%, 3/19/2027 290,000 294,271
Conagra Brands, Inc. ,
5.30%, 10/1/2026 330,000 333,102
General Mills, Inc. ,
4.70%, 1/30/2027 315,000 315,189
942,562
Gas Utilities 0 .3%
Spire, Inc. ,
5.30%, 3/1/2026 290,000 291,730
Ground Transportation 0 .0%
†
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 45,000 44,660
Health Care Equipment & Supplies 1 .0%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 360,000 360,048
Smith & Nephew plc ,
5.15%, 3/20/2027 295,000 296,685
Solventum Corp. ,
5.45%, 2/25/2027(a) 290,000 293,818
950,551
Health Care Providers & Services 0 .6%
Elevance Health, Inc. ,
4.75%, 2/15/2030(c) 495,000 492,173
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 105,000 102,001
594,174
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029 135,000 140,583
Hotels, Restaurants & Leisure 1 .0%
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 350,000 345,601
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 281,438
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(c) 105,000 107,058
5.25%, 6/30/2029 235,000 236,359
970,456
Independent Power and Renewable Electricity Producers
0 .3%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 310,643

Nationwide Loomis Short Term Bond Fund - October 31, 2024 - Statements of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 3 .3%
American National Group,
Inc. ,
5.75%, 10/1/2029 90,000 90,227
Athene Global Funding ,
5.62%, 5/8/2026(a) 280,000 282,530
4.86%, 8/27/2026(a) 65,000 64,866
Brighthouse Financial Global
Funding ,
1.75%, 1/13/2025(a) 375,000 372,364
5.55%, 4/9/2027(a) 195,000 197,315
CNO Global Funding ,
5.88%, 6/4/2027(a) 300,000 305,800
Corebridge Global Funding ,
4.65%, 8/20/2027(a) 245,000 244,482
F&G Global Funding ,
5.15%, 7/7/2025(a) 250,000 250,242
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 350,000 344,838
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 155,000 154,016
Met Tower Global Funding ,
4.00%, 10/1/2027(a) 240,000 236,625
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a)(c) 325,000 329,134
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 125,000 125,137
SBL Holdings, Inc. ,
7.20%, 10/30/2034(a) 145,000 140,577
SiriusPoint Ltd. ,
7.00%, 4/5/2029 170,000 174,622
3,312,775
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 209,463
Machinery 0 .4%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 171,130
4.50%, 10/8/2027 230,000 228,339
399,469
Media 0 .2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 215,000 219,581
Metals & Mining 0 .5%
Cleveland-Cliffs, Inc. ,
6.88%, 11/1/2029(a) 355,000 356,377
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 175,000 184,236
540,613
Mortgage Real Estate Investment Trusts (REITs) 0 .4%
Starwood Property Trust, Inc. ,
3.75%, 12/31/2024(a) 355,000 353,475
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 1 .4%
Ameren Corp. ,
5.70%, 12/1/2026(c) 280,000 285,248
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 245,000 246,791
DTE Energy Co. ,
4.22%, 11/1/2024(f) 375,000 375,000
4.95%, 7/1/2027 205,000 206,131
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 270,000 274,263
1,387,433
Oil, Gas & Consumable Fuels 2 .2%
California Resources Corp. ,
8.25%, 6/15/2029(a) 245,000 247,433
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 85,000 89,197
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 73,222
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 280,000 285,978
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 340,000 339,153
Phillips 66 Co. ,
5.25%, 6/15/2031 240,000 242,053
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 315,000 317,361
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 90,000 93,428
SM Energy Co. ,
6.75%, 8/1/2029(a) 170,000 168,952
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 302,029
2,158,806
Passenger Airlines 0 .4%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 255,216
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 117,927
373,143
Pharmaceuticals 0 .2%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 223,451
Real Estate Management & Development 0 .2%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a)(c) 155,000 151,066
Semiconductors & Semiconductor Equipment 0 .1%
Qorvo, Inc. ,
1.75%, 12/15/2024 100,000 99,505

50 - Statements of Investments - October 31, 2024 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs 0 .4%
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 5.54%,
4/16/2027(d) 415,000 416,851
Specialty Retail 1 .1%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 141,136
AutoZone, Inc. ,
5.05%, 7/15/2026(c) 290,000 292,251
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 399,098
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 270,000 275,386
1,107,871
Technology Hardware, Storage & Peripherals 0 .7%
Dell International LLC ,
4.35%, 2/1/2030(c) 350,000 340,003
Hewlett Packard Enterprise
Co. ,
4.55%, 10/15/2029 350,000 343,349
683,352
Textiles, Apparel & Luxury Goods 0 .2%
Tapestry, Inc. ,
7.35%, 11/27/2028 190,000 194,027
Tobacco 0 .2%
Philip Morris International,
Inc. ,
4.38%, 11/1/2027 230,000 228,485
Trading Companies & Distributors 1 .0%
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 225,000 208,540
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 145,000 145,852
GATX Corp. ,
5.40%, 3/15/2027 160,000 162,225
TTX Co. ,
5.50%, 9/25/2026(a) 435,000 440,537
957,154
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 200,000 200,006
Total Corporate Bonds
(cost $46,345,523)
46,008,033
Mortgage-Backed Securities 0 .3%
FHLMC Gold Pool
Pool# G13746
4.50%, 1/1/2025 394 394
Pool# J19197
3.00%, 5/1/2027 42,094 41,343
Pool# C00748
6.00%, 4/1/2029 2,449 2,510
Pool# C01418
5.50%, 10/1/2032 20,257 20,780
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01740
5.50%, 12/1/2034 12,519 12,664
Pool# G04342
6.00%, 4/1/2038 16,668 17,319
FHLMC Non Gold Pool
Pool# 972136
6.35%, 1/1/2034(b) 14,828 15,191
Pool# 848191
6.65%, 12/1/2034(b) 69,002 70,463
FNMA Pool# 815323 ,
7.22%, 1/1/2035 (b) 18,289
18,530
FNMA UMBS Pool
Pool# AL0802
4.50%, 4/1/2025 911 908
Pool# AB2518
4.00%, 3/1/2026 5,297 5,252
Pool# AB4998
3.00%, 4/1/2027 74,025 72,619
Pool# 190307
8.00%, 6/1/2030 207 215
Pool# 253516
8.00%, 11/1/2030 158 165
Pool# 725773
5.50%, 9/1/2034 27,806 28,094
Pool# 811773
5.50%, 1/1/2035 29,054 29,500
GNMA Pool# 5080 ,
4.00%, 6/20/2026 7,814
7,761
Total Mortgage-Backed Securities
(cost $347,936)
343,708
U.S. Treasury Obligations 14 .6%
U.S. Treasury Notes
4.38%, 7/31/2026 8,320,000 8,344,375
3.50%, 9/30/2026 (c) 3,105,000 3,067,158
3.50%, 9/30/2029 (c) 3,145,000 3,054,335
Total U.S. Treasury Obligations
(cost $14,576,555)
14,465,868

Nationwide Loomis Short Term Bond Fund - October 31, 2024 - Statements of Investments - 51
Repurchase Agreement 5 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.88%, dated 10/31/2024,
due 11/1/2024,
repurchase price
$5,512,511, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$5,622,762. (g)(h) 5,511,763 5,511,763
Total Repurchase Agreement
(cost $5,511,763)
5,511,763
Total Investments
(cost $103,759,230) — 104.0%
103,077,350
Liabilities in excess of other
assets — (4.0)% (3,992,404)
NET ASSETS — 100.0%
$ 99,084,946
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $45,695,159 which represents 46.12% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2024.
(c) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $5,958,786, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,511,763 and by $616,566 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 1.13% – 1.25%, and maturity dates ranging
from 5/31/2028 – 8/31/2028, a total value of $6,128,329.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2024.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2024.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $5,511,763.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (16) 12/2024 USD (1,767,500) 50,510
Net contracts 50,510
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

52 - Statements of Assets and Liabilities - October 31, 2024 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Assets:
Investment securities, at value
*
$ 341,746,892
Repurchase agreements, at value 3,417,812
Cash 3,083,980
Cash pledged for swap contracts 1,185,572
Restricted cash, collateral for TBAs —
Deposits with broker for futures contracts 3,158,217
Foreign currencies, at value 868,794
Interest and dividends receivable 2,259,397
Security lending income receivable 2,061
Receivable for investments sold 125
Receivable for capital shares issued 43
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts 50,049
Unrealized appreciation on forward foreign currency contracts (Note 2) 910,808
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 19,875
Total Assets 356,703,625
Liabilities:
Payable for investments purchased 1,199,646
Distributions payable 1,207
Payable for capital shares redeemed 53,218
Payable for variation margin on futures contracts 104,525
Cash collateral pledged by counterparty for forward foreign currency contracts 690,000
Written options, at value (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) 128,676
Payable upon return of securities loaned (Note 2) 3,417,812
Accrued expenses and other payables:
Investment advisory fees 124,329
Fund administration fees 43,559
Distribution fees 2,143
Administrative servicing fees 4,045
Accounting and transfer agent fees 4,504
Trustee fees 1,608
Custodian fees 3,916
Compliance program costs (Note 3) 86
Professional fees 25,941
Printing fees 36,290
Other 8,037
Total Liabilities 5,849,542
Commitments and contingencies (Note 3) —
Net Assets $ 350,854,083
* Includes value of securities on loan (Note 2) 7,097,038
Cost of investment securities 357,926,406
Cost of repurchase agreements 3,417,812
Cost of foreign currencies 868,256
Premiums of written options —
Represented by:
Capital $ 439,551,881
Total distributable earnings (loss) (88,697,798)
Net Assets $ 350,854,083

Fixed lncome Funds - October 31, 2024 - Statements of Assets and Liabilities - 53
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 268,626,108 $ 342,051,367 $ 166,854,767 $ 570,373,964 $ 97,565,587
1,336,445 292,000,000 — 23,841,190 5,511,763
1,438,853 1,059,773 1,885,762 22,989,154 1,443,887
— — — — —
— — — 110,000 —
50,720 — — 1,445,000 327,000
— — — — —
2,223,381 496,055 392,996 4,185,686 753,524
870 — 428 7,360 2,601
— — 1,779,845 2,544,093 297,015
22,537 615,928 4,638 411,012 35,086
— — 2,924 — 3,750
— — — — —
— — — — —
15,433 4 10,553 58,979 10,087
16,255 24,687 23,222 27,134 31,374
273,730,602 636,247,814 170,955,135 625,993,572 105,981,674
— 18,479,939 2,799,140 18,311,182 1,161,333
2,171 4,102 — 2,065 2,341
82,664 1,259,394 290,452 220,260 111,340
80,399 — — 7,844 —
— — — — —
83,750 — — — —
— — — — —
1,336,445 — — 23,841,190 5,511,763
95,165 141,002 35,999 197,172 27,878
36,573 48,091 32,247 46,326 29,849
1,552 168 1,906 2,152 3,611
2,592 120,128 3,283 199,362 2,893
4,290 133,190 2,387 7,007 4,334
805 1,711 493 1,705 285
1,980 3,693 1,316 3,019 937
43 93 25 95 10
24,850 15,625 22,130 25,827 22,995
11,284 48,783 18,197 17,827 14,554
3,009 5,502 2,133 4,878 2,605
1,767,572 20,261,421 3,209,708 42,887,911 6,896,728
— — — — —
$ 271,963,030 $ 615,986,393 $ 167,745,427 $ 583,105,661 $ 99,084,946
4,838,683 — 320,739 28,021,793 5,958,786
286,774,908 342,051,367 177,797,644 585,185,628 98,247,467
1,336,445 292,000,000 — 23,841,190 5,511,763
— — — — —
(75,426) — — — —
$ 324,248,453 $ 615,989,434 $ 196,130,912 $ 668,881,422 $ 108,625,058
(52,285,423) (3,041) (28,385,485) (85,775,761) (9,540,112)
$ 271,963,030 $ 615,986,393 $ 167,745,427 $ 583,105,661 $ 99,084,946

54 - Statements of Assets and Liabilities - October 31, 2024 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Net Assets:
Class A Shares $ 9,971,493
Class R6 Shares 335,424,448
Institutional Service Class Shares 5,458,142
Investor Shares —
Service Class Shares —
Total $ 350,854,083
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,115,282
Class R6 Shares 37,490,331
Institutional Service Class Shares 610,002
Investor Shares —
Service Class Shares —
Total 39,215,615
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .94 (a)
Class R6 Shares $ 8 .95
Institutional Service Class Shares $ 8 .95
Investor Shares $ —
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .34
Maximum Sales Charge:
Class A Shares 4 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.

Fixed lncome Funds - October 31, 2024 - Statements of Assets and Liabilities - 55
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 7,223,923 $ — $ 8,873,451 $ 10,061,681 $ 16,919,947
242,114,656 215,845,493 141,819,149 252,378,965 73,396,681
22,624,451 — 17,052,827 320,665,015 8,768,318
— 398,939,794 — — —
— 1,201,106 — — —
$ 271,963,030 $ 615,986,393 $ 167,745,427 $ 583,105,661 $ 99,084,946
883,343 — 995,819 1,085,670 1,704,739
29,550,107 215,849,103 15,773,283 26,695,222 7,381,047
2,762,870 — 1,898,946 33,915,798 881,940
— 398,943,193 — — —
— 1,201,136 — — —
33,196,320 615,993,432 18,668,048 61,696,690 9,967,726
$ 8 .18 (b) $ — $ 8 .91 (b) $ 9 .27 (c) $ 9 .93 (c)
$ 8 .19 $ 1 .00 $ 8 .99 $ 9 .45 $ 9 .94
$ 8 .19 $ — $ 8 .98 $ 9 .45 $ 9 .94
$ — $ 1 .00 $ — $ — $ —
$ — $ 1 .00 $ — $ — $ —
$ 8 .37 $ — $ 9 .12 $ 9 .48 $ 10 .16
2 .25% – % 2 .25% 2 .25% 2 .25%

56 - Statements of Operations - For the Year Ended October 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
INVESTMENT INCOME:
Interest income $ 25,719,636
Dividend income 201,556
Income from securities lending (Note 2) 81,774
Total Income 26,002,966
EXPENSES:
Investment advisory fees 2,446,995
Fund administration fees 190,836
Distribution fees Class A 26,126
Distribution fees Class C(a) —
Distribution fees Service Class —
Administrative servicing fees Class A 13,519
Administrative servicing fees Class C(a) —
Administrative servicing fees Institutional Service Class 5,615
Administrative servicing fees Investor —
Administrative servicing fees Service Class —
Registration and filing fees 41,174
Professional fees 56,831
Printing fees 12,650
Trustee fees 19,985
Custodian fees 12,074
Accounting and transfer agent fees 21,639
Compliance program costs (Note 3) 2,354
Other 12,094
Total expenses before fees waived and expenses reimbursed 2,861,892
Investment advisory fees waived (Note 3) (207,388)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,654,504
NET INVESTMENT INCOME 23,348,462
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (19,695,410)
Expiration or closing of futures contracts (Note 2) 2,824,861
Settlement of forward foreign currency contracts (Note 2) (278,055)
Foreign currency transactions (Note 2) 54,239
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) 247,717
Net realized gains (losses) (16,846,648)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 64,669,152
Futures contracts (Note 2) (1,384,163)
Forward foreign currency contracts (Note 2) 782,132
Translation of assets and liabilities denominated in foreign currencies (Note 2) 19,093
Written options contracts (Note 2) —
Swap contracts (Note 2) 262,930
Net change in unrealized appreciation/depreciation 64,349,144
Net realized/unrealized gains (losses) 47,502,496
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 70,850,958
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Fixed Income Funds - For the Year Ended October 31, 2024 - Statements of Operations - 57
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 11,967,973 $ 31,029,240 $ 6,915,723 $ 25,060,566 $ 5,924,743
— — — — —
14,775 — 1,464 58,827 11,136
11,982,748 31,029,240 6,917,187 25,119,393 5,935,879
1,135,000 1,742,801 441,425 2,102,055 404,511
122,527 196,353 94,616 183,504 80,025
18,972 — 22,804 25,041 43,983
1,085 — — 1,567 2,139
— 2,236 — — —
5,944 — 15,507 6,010 17,593
108 — — 63 285
19,906 — 31,383 719,079 6,584
— 371,394 — — —
— 2,236 — — —
57,287 49,600 47,909 58,766 58,539
50,087 36,955 40,187 54,682 42,840
5,257 — 519 11,337 13,935
9,855 20,815 6,335 18,526 4,189
8,219 8,922 4,969 13,589 3,282
20,691 582,368 10,607 33,702 20,492
1,162 2,420 737 2,204 481
4,054 4,747 4,541 12,138 1,077
1,460,154 3,020,847 721,539 3,242,263 699,955
— (156,867) — — (23,113)
(187,647) (80) (121,787) (58,979) (109,068)
1,272,507 2,863,900 599,752 3,183,284 567,774
10,710,241 28,165,340 6,317,435 21,936,109 5,368,105
(2,934,364) — (3,470,739) 3,504,322 876,347
659,600 — 248,497 972,887 (116,544)
— — — — —
— — — — —
80,508 — — — —
— — — (938) —
(194,711) — — — —
(2,388,967) — (3,222,242) 4,476,271 759,803
21,344,452 (282) 11,740,536 23,860,660 2,870,937
(1,139,324) — 2,924 1,448,526 (58,618)
— — — — —
— — — — —
(1,412) — — — —
(64,592) — — — —
20,139,124 (282) 11,743,460 25,309,186 2,812,319
17,750,157 (282) 8,521,218 29,785,457 3,572,122
$ 28,460,398 $ 28,165,058 $ 14,838,653 $ 51,721,566 $ 8,940,227

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - October 31, 2024 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 23,348,462 $ 22,752,697
Net realized losses (16,846,648) (20,677,216)
Net change in unrealized appreciation/depreciation 64,349,144 6,324,595
Change in net assets resulting from operations 70,850,958 8,400,076
Distributions to Shareholders From:
Distributable earnings:
Class A (407,982) (427,433)
Class C(a) — —
Class R6 (22,919,155) (22,482,798)
Institutional Service Class (234,216) (230,074)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (23,561,353) (23,140,305)
Change in net assets from capital transactions (236,500,816) (222,065)
Change in net assets (189,211,211) (14,962,294)
Net Assets:
Beginning of year 540,065,294 555,027,588
End of year $ 350,854,083 $ 540,065,294

Fixed Income Funds - October 31, 2024 - Statements of Changes in Net Assets - 59
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 10,710,241 $ 9,947,271 $ 28,165,340 $ 24,294,811
(2,388,967) (7,278,895) — —
20,139,124 (2,003,127) (282) 282
28,460,398 665,249 28,165,058 24,295,093
(270,188) (259,739) — —
(2,973) (11,484) — —
(9,547,546) (8,600,569) (10,224,846) (9,232,691)
(946,169) (993,141) — —
— — (17,871,571) (14,993,961)
— — (68,922) (68,157)
(10,766,876) (9,864,933) (28,165,339) (24,294,809)
(12,695,099) 8,345,746 59,833,437 (5,974,620)
4,998,423 (853,938) 59,833,156 (5,974,336)
266,964,607 267,818,545 556,153,237 562,127,573
$ 271,963,030 $ 266,964,607 $ 615,986,393 $ 556,153,237

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - October 31, 2024 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 81,235 $ 1,367,845
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 394,535 415,214
Cost of shares redeemed (1,736,184) (1,801,256)
Total Class A Shares (1,260,414) (18,197)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 5,678,356 22,281,076
Dividends reinvested 22,915,571 22,480,359
Cost of shares redeemed (263,858,808) (43,436,980)
Total Class R6 Shares (235,264,881) 1,324,455
Institutional Service Class Shares
Proceeds from shares issued 1,570,858 896,137
Dividends reinvested 231,385 227,075
Cost of shares redeemed (1,777,764) (2,651,535)
Total Institutional Service Class Shares 24,479 (1,528,323)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (236,500,816) $ (222,065)

Fixed Income Funds - October 31, 2024 - Statements of Changes in Net Assets - 61
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 628,444 $ 150,249 $ — $ —
364 31,828 — —
256,303 245,641 — —
(1,244,479) (1,186,499) — —
(359,368) (758,781) — —
262 650 — —
2,640 10,999 — —
(364) (31,828) — —
(395,844) (154,400) — —
(393,306) (174,579) — —
5,982,391 14,819,440 104,368,834 81,957,945
9,546,804 8,600,569 10,224,534 9,232,228
(23,080,692) (11,689,183) (102,110,662) (100,958,943)
(7,551,497) 11,730,826 12,482,706 (9,768,770)
1,569,559 2,588,838 — —
935,112 980,699 — —
(6,895,599) (6,021,257) — —
(4,390,928) (2,451,720) — —
— — 128,110,909 97,181,576
— — 17,807,306 14,945,296
— — (98,333,535) (107,872,369)
— — 47,584,680 4,254,503
— — 1,362,068 554,451
— — 68,922 68,157
— — (1,664,939) (1,082,961)
— — (233,949) (460,353)
$ (12,695,099) $ 8,345,746 $ 59,833,437 $ (5,974,620)

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - October 31, 2024 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 9,072 152,572
Issued in class conversion (Note 1)(a) — —
Reinvested 44,185 47,174
Redeemed (194,424) (204,841)
Total Class A Shares (141,167) (5,095)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 634,414 2,502,789
Reinvested 2,564,633 2,552,693
Redeemed (28,739,298) (4,949,311)
Total Class R6 Shares (25,540,251) 106,171
Institutional Service Class Shares
Issued 175,692 102,989
Reinvested 25,879 25,751
Redeemed (199,276) (301,383)
Total Institutional Service Class Shares 2,295 (172,643)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (25,679,123) (71,567)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Fixed Income Funds - October 31, 2024 - Statements of Changes in Net Assets - 63
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
77,884 18,493 — —
44 3,859 — —
31,433 30,261 — —
(152,630) (146,699) — —
(43,269) (94,086) — —
32 80 — —
323 1,351 — —
(44) (3,852) — —
(48,634) (19,017) — —
(48,323) (21,438) — —
718,086 1,804,811 104,368,834 81,957,946
1,168,193 1,058,436 10,224,534 9,232,228
(2,805,738) (1,430,198) (102,110,662) (100,958,943)
(919,459) 1,433,049 12,482,706 (9,768,769)
192,382 318,271 — —
114,544 120,649 — —
(843,376) (743,016) — —
(536,450) (304,096) — —
— — 128,110,909 97,181,577
— — 17,807,306 14,945,296
— — (98,333,534) (107,872,370)
— — 47,584,681 4,254,503
— — 1,362,069 554,451
— — 68,922 68,158
— — (1,664,940) (1,082,962)
— — (233,949) (460,353)
(1,547,501) 1,013,429 59,833,438 (5,974,619)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - October 31, 2024 - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 6,317,435 $ 8,232,799
Net realized gains (losses) (3,222,242) (5,072,208)
Net change in unrealized appreciation/depreciation 11,743,460 (3,762,361)
Change in net assets resulting from operations 14,838,653 (601,770)
Distributions to Shareholders From:
Distributable earnings:
Class A (338,231) (316,288)
Class C(a) — —
Class R6 (6,147,651) (6,258,558)
Institutional Service Class (697,716) (706,612)
Change in net assets from shareholder distributions (7,183,598) (7,281,458)
Change in net assets from capital transactions (24,887,809) (7,106,873)
Change in net assets (17,232,754) (14,990,101)
Net Assets:
Beginning of year 184,978,181 199,968,282
End of year $ 167,745,427 $ 184,978,181
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,261,078 $ 1,186,529
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 334,291 312,703
Cost of shares redeemed (2,175,734) (1,827,673)
Total Class A Shares (580,365) (328,441)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 6,861,450 6,294,139
Dividends reinvested 6,147,651 6,258,558
Cost of shares redeemed (34,773,727) (18,185,679)
Total Class R6 Shares (21,764,626) (5,632,982)
Institutional Service Class Shares
Proceeds from shares issued 1,089,988 2,225,617
Dividends reinvested 679,770 680,102
Cost of shares redeemed (4,312,576) (4,051,169)
Total Institutional Service Class Shares (2,542,818) (1,145,450)
Change in net assets from capital transactions $ (24,887,809) $ (7,106,873)

Fixed Income Funds - October 31, 2024 - Statements of Changes in Net Assets - 65
Nationwide Loomis Core Bond Fund Nationwide Loomis Short Term Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 21,936,109 $ 13,420,844 $ 5,368,105 $ 5,542,308
4,476,271 (16,637,626) 759,803 (2,208,773)
25,309,186 11,462,331 2,812,319 4,126,921
51,721,566 8,245,549 8,940,227 7,460,456
(454,003) (316,153) (767,848) (639,561)
(11,064) (23,467) (10,732) (40,492)
(10,956,442) (5,033,848) (4,173,073) (4,498,830)
(12,835,035) (9,080,107) (420,953) (390,776)
(24,256,544) (14,453,575) (5,372,606) (5,569,659)
169,675,930 (70,596,294) (37,891,182) (17,520,921)
197,140,952 (76,804,320) (34,323,561) (15,630,124)
385,964,709 462,769,029 133,408,507 149,038,631
$ 583,105,661 $ 385,964,709 $ 99,084,946 $ 133,408,507
$ 955,584 $ 255,254 $ 2,892,626 $ 3,064,590
21,416 15,665 2,189 3,561
429,266 298,556 737,686 605,225
(1,165,745) (1,570,401) (4,301,118) (5,066,799)
240,521 (1,000,926) (668,617) (1,393,423)
3,340 23,071 130,780 425,055
10,266 23,177 9,641 40,366
(21,416) (15,665) (2,189) (3,561)
(782,889) (159,486) (1,148,691) (1,098,550)
(790,699) (128,903) (1,010,459) (636,690)
147,629,607 18,150,256 4,210,970 7,246,878
10,954,986 5,032,162 4,173,073 4,498,279
(50,665,782) (32,633,141) (44,075,931) (22,538,241)
107,918,811 (9,450,723) (35,691,888) (10,793,084)
82,831,210 40,730,931 2,661,418 2,027,934
12,834,062 9,077,276 417,824 387,465
(33,357,975) (109,823,949) (3,599,460) (7,113,123)
62,307,297 (60,015,742) (520,218) (4,697,724)
$ 169,675,930 $ (70,596,294) $ (37,891,182) $ (17,520,921)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - October 31, 2024 - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 141,728 132,990
Issued in class conversion (Note 1)(a) — —
Reinvested 37,780 35,072
Redeemed (244,737) (202,071)
Total Class A Shares (65,229) (34,009)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 760,000 689,777
Reinvested 688,753 695,850
Redeemed (3,898,304) (2,002,380)
Total Class R6 Shares (2,449,551) (616,753)
Institutional Service Class Shares
Issued 121,246 249,311
Reinvested 76,232 75,711
Redeemed (482,672) (446,677)
Total Institutional Service Class Shares (285,194) (121,655)
Total change in shares (2,799,974) (772,417)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Fixed Income Funds - October 31, 2024 - Statements of Changes in Net Assets - 67
Nationwide Loomis Core Bond Fund Nationwide Loomis Short Term Bond Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
103,968 27,313 294,556 316,692
2,321 1,721 224 368
46,388 32,374 74,819 62,532
(125,738) (170,199) (437,040) (523,885)
26,939 (108,791) (67,441) (144,293)
359 2,483 13,223 43,397
1,113 2,528 969 4,120
(2,336) (1,733) (221) (363)
(85,796) (17,313) (115,465) (112,263)
(86,660) (14,035) (101,494) (65,109)
16,040,861 1,928,556 426,624 747,083
1,160,193 534,972 422,734 463,869
(5,451,692) (3,461,617) (4,489,464) (2,327,123)
11,749,362 (998,089) (3,640,106) (1,116,171)
8,867,218 4,349,029 269,440 209,757
1,358,808 964,264 42,313 39,964
(3,536,281) (11,560,586) (363,912) (733,654)
6,689,745 (6,247,293) (52,159) (483,933)
18,379,386 (7,368,208) (3,861,200) (1,809,506)

68 - Financial Highlights - October 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Core Plus Bond ESG Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.32 $ 0.35 $ 0.62 $ 0.97 $ (0.35) $ — $ (0.35) $ 8.94 11.72% $ 9,971 0.86% 3.89% 0.90% 108.76%
10/31/2023 8.54 0.32 (0.21) 0.11 (0.33) — (0.33) 8.32 1.10% 10,449 0.81% 3.63% 0.85% 44.23%
10/31/2022 10.54 0.22 (1.89) (1.67) (0.24) (0.09) (0.33) 8.54 (16.23)% 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
10/31/2020 10.41 0.24 0.41 0.65 (0.26) — (0.26) 10.80 6.38% 18,296 0.82% 2.25% 0.83% 99.33%
Class R6 Shares
10/31/2024 8.32 0.38 0.63 1.01 (0.38) — (0.38) 8.95 12.26% 335,424 0.48% 4.27% 0.51% 108.76%
10/31/2023 8.54 0.35 (0.21) 0.14 (0.36) — (0.36) 8.32 1.43% 524,558 0.48% 3.97% 0.51% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
10/31/2020 10.42 0.27 0.42 0.69 (0.30) — (0.30) 10.81 6.74% 1,121,592 0.48% 2.58% 0.49% 99.33%
Institutional Service Class Shares
10/31/2024 8.32 0.37 0.63 1.00 (0.37) — (0.37) 8.95 12.15% 5,458 0.58% 4.15% 0.61% 108.76%
10/31/2023 8.55 0.34 (0.22) 0.12 (0.35) — (0.35) 8.32 1.21% 5,058 0.58% 3.84% 0.62% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
10/31/2020 10.42 0.27 0.41 0.68 (0.29) — (0.29) 10.81 6.66% 16,321 0.55% 2.53% 0.56% 99.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - October 31, 2024 - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 7.67 $ 0.29 $ 0.51 $ 0.80 $ (0.29) $ — $ (0.29) $ 8.18 10.51% $ 7,224 0.77% 3.54% 0.84% 25.72%
10/31/2023 7.93 0.27 (0.26) 0.01 (0.27) — (0.27) 7.67 (0.07)% 7,107 0.76% 3.29% 0.83% 42.21%
10/31/2022 9.95 0.19 (1.93) (1.74) (0.20) (0.08) (0.28) 7.93 (17.77)% 8,090 0.72% 2.07% 0.80% 145.73%
10/31/2021 10.27 0.15 (0.07) 0.08 (0.19) (0.21) (0.40) 9.95 0.75% 14,585 0.72% 1.52% 0.80% 119.56%
10/31/2020 10.00 0.21 0.30 0.51 (0.24) — (0.24) 10.27 5.16% 16,646 0.72% 2.11% 0.79% 56.59%
Class R6 Shares
10/31/2024 7.68 0.32 0.51 0.83 (0.32) — (0.32) 8.19 10.85% 242,115 0.44% 3.86% 0.51% 25.72%
10/31/2023 7.94 0.29 (0.26) 0.03 (0.29) — (0.29) 7.68 0.25% 234,147 0.44% 3.61% 0.51% 42.21%
10/31/2022 9.97 0.21 (1.93) (1.72) (0.23) (0.08) (0.31) 7.94 (17.61)% 230,576 0.44% 2.39% 0.52% 145.73%
10/31/2021 10.29 0.18 (0.08) 0.10 (0.21) (0.21) (0.42) 9.97 1.03% 287,637 0.44% 1.80% 0.52% 119.56%
10/31/2020 10.02 0.24 0.30 0.54 (0.27) — (0.27) 10.29 5.44% 297,589 0.44% 2.39% 0.51% 56.59%
Institutional Service Class Shares
10/31/2024 7.68 0.31 0.51 0.82 (0.31) — (0.31) 8.19 10.76% 22,624 0.52% 3.78% 0.59% 25.72%
10/31/2023 7.94 0.29 (0.27) 0.02 (0.28) — (0.28) 7.68 0.17% 25,340 0.52% 3.52% 0.59% 42.21%
10/31/2022 9.96 0.21 (1.93) (1.72) (0.22) (0.08) (0.30) 7.94 (17.59)% 28,599 0.52% 2.30% 0.60% 145.73%
10/31/2021 10.28 0.17 (0.07) 0.10 (0.21) (0.21) (0.42) 9.96 0.95% 38,628 0.52% 1.72% 0.60% 119.56%
10/31/2020 10.01 0.24 0.29 0.53 (0.26) — (0.26) 10.28 5.36% 42,901 0.52% 2.32% 0.59% 56.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

70 - Financial Highlights - October 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
10/31/2024 $ 1.00 $ 0.05 $ — $ 0.05 $ (0.05) $ — $ (0.05) $ 1.00 5.03% $ 215,845 0.43% 4.91% 0.46%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.50% 203,363 0.43% 4.41% 0.46%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.71% 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
10/31/2020 1.00 — — — — — — 1.00 0.46% 258,186 0.35% 0.40% 0.47%
Investor Shares
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.92% 398,940 0.53% 4.81% 0.56%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.40% 351,355 0.53% 4.32% 0.56%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
10/31/2020 1.00 — — — — — — 1.00 0.42% 384,298 0.38% 0.38% 0.57%
Service Class Shares
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.72% 1,201 0.72% 4.62% 0.76%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.20% 1,435 0.72% 4.07% 0.76%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
10/31/2020 1.00 — — — — — — 1.00 0.34% 1,619 0.47% 0.35% 0.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - October 31, 2024 - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.55 $ 0.28 $ 0.41 $ 0.69 $ (0.33) $ — $ (0.33) $ 8.91 8.17% $ 8,873 0.72% 3.18% 0.79% 31.07%
10/31/2023 8.92 0.34 (0.41) (0.07) (0.30) — (0.30) 8.55 (0.86)% 9,069 0.73% 3.76% 0.78% 24.68%
10/31/2022 11.15 0.61 (1.90) (1.29) (0.81) (0.13) (0.94) 8.92 (12.32)% 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
10/31/2020 9.98 0.11 0.75 0.86 (0.07) — (0.07) 10.77 8.63% 12,387 0.65% 1.07% 0.73% 19.71%
Class R6 Shares
10/31/2024 8.62 0.33 0.41 0.74 (0.37) — (0.37) 8.99 8.67% 141,819 0.30% 3.63% 0.37% 31.07%
10/31/2023 9.00 0.38 (0.42) (0.04) (0.34) — (0.34) 8.62 (0.54)% 157,102 0.30% 4.20% 0.36% 24.68%
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
10/31/2020 10.06 0.14 0.75 0.89 (0.09) — (0.09) 10.86 8.93% 219,947 0.30% 1.35% 0.37% 19.71%
Institutional Service Class Shares
10/31/2024 8.61 0.30 0.42 0.72 (0.35) — (0.35) 8.98 8.49% 17,053 0.48% 3.38% 0.54% 31.07%
10/31/2023 8.99 0.37 (0.42) (0.05) (0.33) — (0.33) 8.61 (0.69)% 18,807 0.45% 4.04% 0.51% 24.68%
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
10/31/2020 10.05 0.13 0.75 0.88 (0.08) — (0.08) 10.85 8.84% 26,704 0.43% 1.22% 0.50% 19.71%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

72 - Financial Highlights - October 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.74 $ 0.37 $ 0.58 $ 0.95 $ (0.38) $ (0.04) $ (0.42) $ 9.27 10.98% $ 10,062 0.78% 4.06% 0.79% 143.41%
10/31/2023 8.96 0.27 (0.20) 0.07 (0.27) (0.02) (0.29) 8.74 0.64% 9,253 0.80% 2.96% 0.80% 267.27%
10/31/2022 10.98 0.17 (1.90) (1.73) (0.18) (0.11) (0.29) 8.96 (16.00)% 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
10/31/2020 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) 11.52 6.54% 13,709 0.82% 1.79% 0.82% 149.72%
Class R6 Shares
10/31/2024 8.91 0.40 0.58 0.98 (0.40) (0.04) (0.44) 9.45 11.21% 252,379 0.46% 4.28% 0.47% 143.41%
10/31/2023 9.13 0.30 (0.20) 0.10 (0.30) (0.02) (0.32) 8.91 0.92% 133,235 0.48% 3.20% 0.48% 267.27%
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
10/31/2020 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) 11.74 6.85% 167,866 0.48% 1.96% 0.48% 149.72%
Institutional Service Class Shares
10/31/2024 8.92 0.38 0.57 0.95 (0.38) (0.04) (0.42) 9.45 10.81% 320,665 0.71% 4.03% 0.72% 143.41%
10/31/2023 9.13 0.27 (0.18) 0.09 (0.28) (0.02) (0.30) 8.92 0.79%(g) 242,725 0.73% 2.90% 0.73% 267.27%
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(g) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
10/31/2020 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) 11.74 6.59% 384,185 0.73% 1.84% 0.73% 149.72%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - October 31, 2024 - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 9.63 $ 0.43 $ 0.30 $ 0.73 $ (0.43) $ — $ (0.43) $ 9.93 7.70% $ 16,920 0.78% 4.36% 0.90% 251.90%
10/31/2023 9.51 0.34 0.13 0.47 (0.35) — (0.35) 9.63 4.95% 17,067 0.79% 3.56% 0.85% 227.46%
10/31/2022 10.27 0.16 (0.75) (0.59) (0.17) — (0.17) 9.51 (5.81)% 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
10/31/2020 10.08 0.19 0.25 0.44 (0.19) — (0.19) 10.33 4.39% 22,765 0.78% 1.83% 0.83% 149.16%
Class R6 Shares
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.95% 73,397 0.43% 4.71% 0.54% 251.90%
10/31/2023 9.53 0.38 0.12 0.50 (0.38) — (0.38) 9.65 5.30% 106,340 0.44% 3.90% 0.50% 227.46%
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.72% 170,326 0.45% 2.15% 0.49% 149.16%
Institutional Service Class Shares
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.88% 8,768 0.50% 4.63% 0.62% 251.90%
10/31/2023 9.53 0.36 0.13 0.49 (0.37) — (0.37) 9.65 5.18% 9,011 0.55% 3.72% 0.61% 227.46%
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.67% 19,869 0.50% 2.13% 0.54% 149.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide BNY Mellon Core Plus Bond ESG Fund (“Core Plus Bond”)
Nationwide Bond Fund (“Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class R6, Institutional Service Class, Investor Class and Service Class shares.
Effective February 12, 2024, Class C shares converted to Class A shares for Bond, Core Bond and Short Term Bond. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 75
investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.

76 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 39,210,060 $ – $ 39,210,060
Collateralized Mortgage Obligations – 8,097,596 – 8,097,596
Commercial Mortgage-Backed Securities – 5,834,438 – 5,834,438
Corporate Bonds – 109,331,552 – 109,331,552
Foreign Government Securities – 18,722,298 – 18,722,298
Forward Foreign Currency Contracts – 910,808 – 910,808
Futures Contracts# 1,706,606 – – 1,706,606
Inflation-linked Swaps† – 382,393 – 382,393
Interest Rate Swaps† – 256,782 – 256,782
Mortgage-Backed Securities – 107,830,131 – 107,830,131
Municipal Bond – 957,578 – 957,578
Repurchase Agreements – 3,417,812 – 3,417,812
U.S. Treasury Obligations – 51,763,239 – 51,763,239
Total Assets $ 1,706,606 $ 346,714,687 $ – $ 348,421,293
Liabilities:
Credit Default Swaps† $ – $ (230) $ – $ (230)
Forward Foreign Currency Contracts – (128,676) – (128,676)
Futures Contracts# (4,237,043) – – (4,237,043)

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 77
Level 1 Level 2 Level 3 Total
Liabilities:
Inflation-linked Swaps† $ – $ (80,450) $ – $ (80,450)
Interest Rate Swaps† – (295,565) – (295,565)
Total Liabilities $ (4,237,043) $ (504,921) $ – $ (4,741,964)
Total $ (2,530,437) $ 346,209,766 $ – $ 343,679,329
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 29,630,294 $ – $ 29,630,294
Collateralized Mortgage Obligations – 5,240,238 – 5,240,238
Commercial Mortgage-Backed Securities – 7,931,238 – 7,931,238
Corporate Bonds – 92,402,790 – 92,402,790
Futures Contracts# 421,524 – – 421,524
Mortgage-Backed Securities – 66,458,395 – 66,458,395
Municipal Bonds – 1,296,230 – 1,296,230
Purchased Option 9,375 – – 9,375
Repurchase Agreement – 1,336,445 – 1,336,445
U.S. Government Agency Security – 4,476,631 – 4,476,631
U.S. Treasury Obligations – 61,180,917 – 61,180,917
Total Assets $ 430,899 $ 269,953,178 $ – $ 270,384,077
Liabilities:
Futures Contracts# $ (1,614,287) $ – $ – $ (1,614,287)
Written Options (83,750) – – (83,750)
Total Liabilities $ (1,698,037) $ – $ – $ (1,698,037)
Total $ (1,267,138) $ 269,953,178 $ – $ 268,686,040
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 292,000,000 $ – $ 292,000,000
U.S. Government Agency Securities – 132,361,226 – 132,361,226
U.S. Treasury Obligations – 209,690,141 – 209,690,141
Total $ – $ 634,051,367 $ – $ 634,051,367
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 12,981,594 $ – $ 12,981,594
Collateralized Mortgage Obligations – 1,273,546 – 1,273,546
Futures Contracts# 2,924 – – 2,924
Mortgage-Backed Securities – 1,513,595 – 1,513,595
U.S. Government Agency Security – 4,619,376 – 4,619,376
U.S. Treasury Obligations – 146,466,656 – 146,466,656
Total $ 2,924 $ 166,854,767 $ – $ 166,857,691

78 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 61,350,865 $ – $ 61,350,865
Collateralized Mortgage Obligations – 22,768,386 – 22,768,386
Commercial Mortgage-Backed Securities – 27,344,294 – 27,344,294
Corporate Bonds – 185,627,567 – 185,627,567
Mortgage-Backed Securities – 101,129,693 – 101,129,693
Repurchase Agreements – 23,841,190 – 23,841,190
U.S. Treasury Obligations – 172,153,159 – 172,153,159
Total Assets $ – $ 594,215,154 $ – $ 594,215,154
Liabilities:
Futures Contracts# $ (1,635,776) $ – $ – $ (1,635,776)
Total Liabilities $ (1,635,776) $ – $ – $ (1,635,776)
Total $ (1,635,776) $ 594,215,154 $ – $ 592,579,378
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 31,087,702 $ – $ 31,087,702
Collateralized Mortgage Obligations – 303,804 – 303,804
Commercial Mortgage-Backed Securities – 5,356,472 – 5,356,472
Corporate Bonds – 46,008,033 – 46,008,033
Futures Contracts# 50,510 – – 50,510
Mortgage-Backed Securities – 343,708 – 343,708
Repurchase Agreement – 5,511,763 – 5,511,763
U.S. Treasury Obligations – 14,465,868 – 14,465,868
Total $ 50,510 $ 103,077,350 $ – $ 103,127,860
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 79
unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated

80 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 81
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.

82 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2024:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ 639,175
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 910,808
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,706,606
Total $ 3,256,589

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 83
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (230)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (376,015)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (128,676)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (4,237,043)
Total $ (4,741,964)
Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 9,375
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 421,524
Total $ 430,899
Liabilities:
Written Options
Interest rate risk Written options, at value $ (83,750)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,614,287)
Total $ (1,698,037)
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 2,924
Total $ 2,924
Core Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (1,635,776)
Total $ (1,635,776)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 50,510
Total $ 50,510
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

84 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2024:
Core Plus Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 1,892
Interest rate risk 245,825
Forward Foreign Currency Contracts
Currency risk (278,055)
Futures Contracts
Interest rate risk 2,824,861
Total $ 2,794,523
Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (110,238)
Written Options
Interest rate risk 80,508
Swap Contracts
Credit risk (194,711)
Futures Contracts
Interest rate risk 659,600
Total $ 435,159
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 248,497
Total $ 248,497
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 972,887
Total $ 972,887
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (116,544)
Total $ (116,544)
§
Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 85
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2024:
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (230)
Interest rate risk 263,160
Forward Foreign Currency Contracts
Currency risk 782,132
Futures Contracts
Interest rate risk (1,384,163)
Total $ (339,101)
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 4,247
Written Options
Interest rate risk (1,412)
Swap Contracts
Credit risk (64,592)
Futures Contracts
Interest rate risk (1,139,324)
Total $ (1,201,081)
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 2,924
Total $ 2,924
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 1,448,526
Total $ 1,448,526
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (58,618)
Total $ (58,618)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."

86 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2024, the centrally cleared swaps agreements do not provide for a netting arrangement. As of October 31, 2024, certain Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
Core Plus Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 176,154
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 6,293,101
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Float Rate $ 12,048,928
Average Notional Balance—Receives Float Rate $ 5,515,385
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 1,477,196
Average Settlement Value Sold $ 8,147,292
Futures Contracts:
Average Notional Balance Long $ 167,658,601
Average Notional Balance Short $ 76,445,542
Bond
Options:
Average Value Purchased $ 16,695
Average Value Written $ 51,149
Average Number of Purchased Option Contracts 105
Average Number of Written Option Contracts 167
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 5,538,462
Futures Contracts:
Average Notional Balance Long $ 75,555,711
Average Notional Balance Short $ 7,095,820
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 6,573,695
Average Notional Balance Short $ 1,587,313
Core Bond
Futures Contracts:
Average Notional Balance Long $ 33,138,086
Average Notional Balance Short $ 272,256
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 46,713
Average Notional Balance Short $ 4,782,234

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 87
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2024:
(g) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(h) Securities Lending
During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Core Plus Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ 858,841 $ (104,874) $ (690,000) $ 63,967
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts 51,967 (23,802) — 28,165
Total $ 910,808 $ (128,676) $ (690,000) $ 92,132
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ (104,874) $ 104,874 $ — $ —
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts (23,802) 23,802 — —
Total $ (128,676) $ 128,676 $ — $ —

88 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(i) Joint Repurchase Agreements
During the year ended October 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Plus Bond $ 3,417,812
Bond 1,336,445
Core Bond 23,841,190
Short Term Bond 5,511,763

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 89
for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.88%, dated 10/31/2024, due 11/1/2024, repurchase price $126,577,708, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 11/15/2024 - 11/15/2050; total market value $129,109,299.
Societe Generale , 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $111,014,954, collateralized by U.S. Government
Treasury Securities, ranging from 4.00% - 4.25%, maturing 11/15/2040 - 11/15/2042; total market value $113,220,070.
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,417,812 $ – $ 1,417,812 $ (1,417,812) $ –
Societe Generale 2,000,000 – 2,000,000 (2,000,000) –
Total $ 3,417,812 $ – $ 3,417,812 $ (3,417,812) $ –
Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,336,445 $ – $ 1,336,445 $ (1,336,445) $ –
Total $ 1,336,445 $ – $ 1,336,445 $ (1,336,445) $ –

90 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
During the year ended October 31, 2024, Government Money Market, along with another series of Nationwide Variable Insurance
Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,841,190 $ – $ 3,841,190 $ (3,841,190) $ –
Societe Generale 20,000,000 – 20,000,000 (20,000,000) –
Total $ 23,841,190 $ – $ 23,841,190 $ (23,841,190) $ –
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,511,763 $ – $ 5,511,763 $ (5,511,763) $ –
Total $ 5,511,763 $ – $ 5,511,763 $ (5,511,763) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 91
As of October 31, 2024, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of October 31, 2024, the joint repos on a gross basis were as follows:
Banco Santander SA 4.86%, dated 10/31/2024, due 11/1/2024, repurchase price $396,053,460, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 7.50%, maturing 10/1/2026 - 6/1/2062; total market value $403,920,000.
Canadian Imperial Bank of Commerce 4.86%, dated 10/31/2024, due 11/1/2024, repurchase price $165,022,275, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 7/10/2025 - 10/1/2054; total market value $169,434,357.
MUFG Securities Ltd. 4.86%, dated 10/31/2024, due 11/1/2024, repurchase price $170,022,950, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 2/25/2025 - 2/15/2034; total market value
$173,400,000.
MUFG Securities Ltd. 4.87%, dated 10/31/2024, due 11/1/2024, repurchase price $360,048,700, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 6.96%, maturing 3/31/2025 - 9/1/2054; total market value
$374,779,355.
RBC Dominion Securities, Inc. 4.86%, dated 10/31/2024, due 11/1/2024, repurchase price $250,033,750, collateralized by
U.S. Government Treasury Securities, ranging from 0.13% - 4.75%, maturing 11/30/2025 - 5/15/2053; total market value
$255,000,003.
RBC Dominion Securities, Inc. 4.87%, dated 10/31/2024, due 11/1/2024, repurchase price $100,013,528, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 5/15/2028 - 10/1/2054; total market value
$103,558,919.
Royal Bank of Canada 4.87%, dated 10/31/2024, due 11/1/2024, repurchase price $165,022,321, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.44% - 6.11%, maturing 4/15/2027 - 6/20/2054; total market value
$172,671,626.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 87,000,000 $ – $ 87,000,000 $ (87,000,000) $ –
Canadian Imperial
Bank of Commerce 50,000,000 – 50,000,000 (50,000,000) –
MUFG Securities Ltd. 10,000,000 – 10,000,000 (10,000,000) –
MUFG Securities Ltd. 65,000,000 – 65,000,000 (65,000,000) –
RBC Dominion
Securities, Inc. 40,000,000 – 40,000,000 (40,000,000) –
RBC Dominion
Securities, Inc. 25,000,000 – 25,000,000 (25,000,000) –
Royal Bank of Canada 15,000,000 – 15,000,000 (15,000,000) –
Total $ 292,000,000 $ – $ 292,000,000 $ (292,000,000) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

92 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond, Core Plus Bond, Government
Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-
dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to amortization, foreign currency gain/
loss, paydown reclass, and redesignation of distributions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2024 may primarily be attributable to amortization, mark-to-market adjustments on forwards, mark-to-market adjustments on futures, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2024, the Funds have no reclassifications between capital and total distributable earnings.

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 93
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Core Plus Bond Insight North America LLC
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%

94 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2026.
During the year ended October 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2024, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $543,135 during the year ended October 31, 2024.
Fund Fee Schedule
Advisory Fee
(annual rate)
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond 0.0379%
Government Money Market 0.027
Short Term Bond 0.02
Fund Amount
Core Plus Bond $ 207,388
Government Money Market 156,867
Short Term Bond 23,113
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Core Plus Bond 0.45% 0.41% 0.41%
Bond 0.41 N/A 0.34
Government Money Market 0.30 0.27 0.27
Inflation-Protected Securities 0.25 N/A 0.18
Core Bond 0.40 N/A 0.39
Short Term Bond 0.35 0.33 0.23
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 95
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2024, NFM earned an aggregate of $867,861 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Core Plus Bond All Classes 0.70%
Bond All Classes 0.44
Government Money Market R6 0.59
Investor 0.59
Service 0.75
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.35(a)
Short Term Bond All Classes 0.45
(a) Effective October 1, 2024, prior to this the expense limitation rate was 0.65%.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Core Plus Bond $ — $ — $ — $ —
Bond 243,728 188,803 187,647 620,178
Government Money Market 466 143 80 689
Inflation-Protected Securities 135,382 110,891 121,787 368,060
Core Bond — — 58,979 58,979
Short Term Bond 85,815 72,329 109,068 267,212
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

96 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2024, the Funds’ aggregate portion of such costs amounted to $9,358.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2024, the Funds imposed aggregate front-end sales charges of $2,638. From these fees, NFD retained a portion amounting to $104.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, and Inflation-Protected Securities and
0.50% for Core Bond and Short Term Bond. Class C CDSCs are 1.00% for Bond, Core Bond, and Short Term Bond. During the
year ended October 31, 2024, the Funds imposed aggregate CDSCs of $207. NFD retained all of the CDSCs imposed by the
Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Institutional Service Class, Investor Shares, and Service Class shares of each
Fund.
Fund
Class A
Shares
Service Class
Shares
Core Plus Bond 0.25% N/A
Bond 0.25 N/A
Government Money Market N/A 0.15%
Inflation-Protected Securities 0.25 N/A
Core Bond 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 97
For the year ended October 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2024, each Fund’s total administrative services fees were as follows:
As of October 31, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025. During the year ended October 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank
Fund Class A Class C
Institutional
Service Class Investor Service Class
Core Plus Bond 0.13% N/A 0.10% N/A N/A
Bond 0.08 0.03% 0.08 N/A N/A
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.17 N/A 0.18 N/A N/A
Core Bond 0.06 0.01 0.25 N/A N/A
Short Term Bond 0.10 0.03 0.07 N/A N/A
N/A — Not Applicable.
Fund Amount
Core Plus Bond $ 19,134
Bond 25,958
Government Money Market 373,630
Inflation-Protected Securities 46,890
Core Bond 725,152
Short Term Bond 24,462
Fund
% of Shares
Outstanding
Owned
Core Plus Bond 93.21%
Bond 90.05
Government Money Market 35.99
Inflation-Protected Securities 87.33
Core Bond 71.42
Short Term Bond 67.55

98 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2024, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Fund Purchases
*
Sales
*
Core Plus Bond $ 570,164,917 $ 813,560,839
Bond 69,895,645 78,708,591
Inflation-Protected Securities 54,149,326 83,268,600
Core Bond 902,439,016 739,608,668
Short Term Bond 285,273,525 323,424,170
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 307,794,524 $ 334,669,162
Bond 2,782,761 19,547,347
Inflation-Protected Securities 42,310,236 69,006,073
Core Bond 278,354,304 157,687,450
Short Term Bond 128,636,466 131,511,003

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 99
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.

100 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(e) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
(f) Risks Associated with Environmental, Social and Governance ("ESG") Securities
A Fund's ESG investing strategy, which typically selects or excludes securities of certain issuers for reasons other than investment performance, carries the risk that a Fund's performance will differ from or underperform compared to funds that do not utilize an
ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by a Fund or any judgment exercised by a Fund will reflect the opinions of any particular investor.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 101
9. Other
As of October 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2024, the Funds did not recapture any brokerage commissions.
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Fund % of Shares
Number of
Accounts
Core Plus Bond 70.38% 5(a)
Bond 51.84 3(a)
Government Money Market 33.68 2(a)
Inflation-Protected Securities 25.21 2(a)
Core Bond 49.66 2(a)
Short Term Bond 67.26 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Core Plus Bond $ 23,561,353 $ – $ 23,561,353 $ – $ 23,561,353
Bond 10,766,876 – 10,766,876 – 10,766,876
Government Money Market 28,165,339 – 28,165,339 – 28,165,339
Inflation-Protected Securities 7,183,598 – 7,183,598 – 7,183,598
Core Bond 24,256,544 – 24,256,544 – 24,256,544
Short Term Bond 5,372,606 – 5,372,606 – 5,372,606
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Core Plus Bond $ 23,140,305 $ – $ 23,140,305 $ – $ 23,140,305
Bond 9,864,933 – 9,864,933 – 9,864,933
Government Money Market 24,294,809 – 24,294,809 – 24,294,809
Inflation-Protected Securities 7,281,458 – 7,281,458 – 7,281,458
Core Bond 14,453,575 – 14,453,575 – 14,453,575
Short Term Bond 5,569,659 – 5,569,659 – 5,569,659
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

102 - Notes to Financial Statements - October 31, 2024 - Fixed Income Funds
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2024.
During the year ended October 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Core Plus Bond $ 785,766 $ – $ 785,766 $ (5,141) $ (981,813) $ (72,973,078) $ (15,523,532) $ (88,697,798)
Bond 711,693 – 711,693 – (899,932) (33,905,627) (18,191,557) (52,285,423)
Government
Money Market 2,308,147 – 2,308,147 – (2,311,188) – – (3,041)
Inflation-Protected
Securities 512,722 – 512,722 – – (17,799,876) (11,098,331) (28,385,485)
Core Bond 161,117 – 161,117 – (2,119,914) (65,379,626) (18,437,338) (85,775,761)
Short Term Bond 337,455 – 337,455 – (378,546) (8,768,294) (730,727) (9,540,112)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Core Plus Bond $ 359,068,923 $ 5,293,286 $ (20,677,196) $ (15,383,910)
Bond 286,867,571 1,733,023 (19,914,554) (18,181,531)
Government Money Market 634,051,367 9,284 (9,284) –
Inflation-Protected Securities 177,956,022 221,027 (11,319,358) (11,098,331)
Core Bond 611,016,229 3,700,041 (22,136,892) (18,436,851)
Short Term Bond 103,858,587 623,526 (1,354,253) (730,727)
Fund Amount
Core Plus Bond $ (72,973,078)
Bond (33,905,627)
Inflation-Protected Securities (17,799,876)
Core Bond (65,379,626)
Short Term Bond
*
(8,768,294)
* A portion of the Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Fund Utilized
Core Bond $ 5,444,652
Short Term Bond 709,266

Fixed Income Funds - October 31, 2024 - Notes to Financial Statements - 103
12. Subsequent Events
On October 23, 2024, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization between Nationwide Bond Fund (“Bond”) and Nationwide Loomis Core Bond Fund (“Core
Bond”), each a series of the Trust, pursuant to which Bond will be merged into Core Bond (the “Merger”). Shareholders of Bond were not required, and were not requested, to approve the Merger. Further information regarding the details of the Merger and
Core Bond will be provided in an information statement that will be delivered to Bond shareholders. The Merger will be finalized on or around February 7, 2025.
On December 11, 2024, the Board of Trustees approved the renaming of Nationwide BNY Mellon Core Plus Bond ESG Fund. The
change will be effective on or around January 17, 2025 (the “Effective Date”). As of the Effective Date, the Fund will be renamed
"Nationwide BNY Mellon Core Plus Bond Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

104 - Report of Independent Registered Public Accounting Firm - October 31, 2024 - Fixed Income Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide BNY Mellon Core Plus Bond ESG
Fund, Nationwide Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities
Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Government Money Market Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund (six of
the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Fixed Income Fund - October 31, 2024 (Unaudited) - Supplemental Information - 105
Other Federal Tax Information
For the year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended October 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Core Plus Bond 0.65%
Bond –
Government Money Market –
Inflation-Protected Securities –
Core Bond –
Short Term Bond –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CFX (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Annual Report
October 31, 2024
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 30
Statements of Operations 38
Statements of Changes in Net Assets 42
Financial Highlights 60
Notes to Financial Statements 70
Report of Independent Registered Public Accounting Firm 96
Supplemental Information 97

2 - Statement of Investments - October 31, 2024 - Nationwide Bailard Cognitive Value Fund
Common Stocks 98 .5%
Shares Value ($)
Air Freight & Logistics 0 .5%
Hub Group, Inc., Class A 11,300 490,307
Automobile Components 0 .4%
American Axle &
Manufacturing Holdings,
Inc.* 35,800 202,270
Strattec Security Corp.* 5,507 206,788
409,058
Banks 17 .9%
1st Source Corp. 14,000 829,220
Amalgamated Financial Corp. 28,003 928,719
Associated Banc-Corp. 9,600 227,904
Banner Corp. 1,300 83,252
Bar Harbor Bankshares 18,821 605,095
BayCom Corp. 3,300 82,005
Byline Bancorp, Inc. 21,600 581,256
Cadence Bank 6,641 222,009
Camden National Corp.(a) 5,900 247,505
Central Pacific Financial Corp.
(a) 23,536 634,060
CNB Financial Corp. 17,255 437,932
Colony Bankcorp, Inc. 1,600 24,336
Comerica, Inc. 3,500 222,985
Community Financial System,
Inc.(a) 4,500 275,130
Enterprise Financial Services
Corp.(a) 4,200 221,424
Financial Institutions, Inc. 3,000 72,030
First Bancorp 11,800 227,504
First Bancshares, Inc. (The) 7,985 267,258
First Busey Corp. 4,000 97,240
First Business Financial
Services, Inc. 1,100 47,080
First Financial Bancorp 27,900 713,682
First Financial Corp. 7,003 300,849
First Horizon Corp. 33,500 580,555
First Internet Bancorp 3,600 125,892
First Merchants Corp. 20,600 763,230
Hancock Whitney Corp.(a) 14,700 765,576
Hanmi Financial Corp. 35,623 814,698
Heritage Commerce Corp. 11,200 108,752
Home Bancorp, Inc. 10,346 487,814
Home BancShares, Inc. 14,700 401,163
Independent Bank Corp. 23,260 867,883
International Bancshares Corp. 14,000 857,640
Mercantile Bank Corp. 8,901 381,497
MidWestOne Financial Group,
Inc. 11,485 332,376
Northrim Bancorp, Inc. 9,600 626,592
OceanFirst Financial Corp. 42,171 767,512
OFG Bancorp 12,011 483,683
Origin Bancorp, Inc. 7,100 222,869
Orrstown Financial Services,
Inc. 15,026 562,573
Renasant Corp. 4,900 167,139
S&T Bancorp, Inc. 3,502 133,006
SmartFinancial, Inc. 13,653 452,733
South Plains Financial, Inc. 1,000 33,700
Southern Missouri Bancorp,
Inc. 4,050 240,165
Third Coast Bancshares, Inc.* 11,438 372,536
UMB Financial Corp.(a) 7,216 791,812
Common Stocks
Shares Value ($)
Banks
Univest Financial Corp. 15,600 434,148
WesBanco, Inc. 4,900 154,105
19,278,124
Biotechnology 2 .6%
Alkermes plc* 4,562 117,243
Annexon, Inc.* 7,700 56,364
Avidity Biosciences, Inc.* 8,900 376,114
Entrada Therapeutics, Inc.* 3,900 66,846
Exelixis, Inc.* 4,900 162,680
Halozyme Therapeutics, Inc.* 2,600 131,482
Immunovant, Inc.*(a) 5,300 155,078
Inozyme Pharma, Inc.* 24,300 104,247
Iovance Biotherapeutics,
Inc.*(a) 12,700 132,588
Janux Therapeutics, Inc.* 7,400 399,526
Kiniksa Pharmaceuticals
International plc, Class A* 5,854 132,242
Krystal Biotech, Inc.*(a) 600 103,518
Nkarta, Inc.*(a) 31,504 97,032
Organogenesis Holdings, Inc.,
Class A*(a) 42,913 118,869
Protagonist Therapeutics, Inc.* 3,000 137,520
Protara Therapeutics, Inc.*(a) 19,042 47,796
REVOLUTION Medicines,
Inc.*(a) 2,600 139,100
Veracyte, Inc.*(a) 4,900 165,326
XOMA Royalty Corp.* 5,536 167,187
2,810,758
Broadline Retail 0 .2%
Ollie's Bargain Outlet
Holdings, Inc.* 2,900 266,307
Building Products 1 .3%
Griffon Corp. 10,717 673,885
Masterbrand, Inc.* 40,100 720,196
1,394,081
Capital Markets 0 .8%
BGC Group, Inc., Class A 11,200 104,944
DigitalBridge Group, Inc.(a) 24,200 379,698
StoneX Group, Inc.* 4,800 432,192
916,834
Chemicals 2 .1%
Avient Corp. 4,580 213,474
Cabot Corp. 1,800 194,094
Element Solutions, Inc. 9,100 246,610
Mativ Holdings, Inc. 20,600 318,270
Minerals Technologies, Inc. 9,200 692,668
Quaker Chemical Corp. 700 106,106
Rayonier Advanced Materials,
Inc.* 46,700 371,732
Sensient Technologies Corp. 1,400 105,672
2,248,626
Commercial Services & Supplies 2 .6%
BrightView Holdings, Inc.* 31,300 512,694
CompX International, Inc. 7,100 200,149
Deluxe Corp. 33,926 636,452
Ennis, Inc. 2,800 57,008
HNI Corp. 4,100 202,048
Liquidity Services, Inc.* 12,200 263,276
OPENLANE, Inc.* 18,600 293,880

Nationwide Bailard Cognitive Value Fund - October 31, 2024 - Statement of Investments - 3
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Pitney Bowes, Inc. 48,100 346,801
Virco Mfg. Corp.(a) 19,045 267,201
2,779,509
Communications Equipment 0 .6%
CommScope Holding Co.,
Inc.* 47,800 321,694
NETGEAR, Inc.* 13,000 284,960
606,654
Construction & Engineering 1 .3%
MDU Resources Group, Inc. 20,688 596,849
Northwest Pipe Co.* 6,408 287,655
Primoris Services Corp. 8,700 544,794
1,429,298
Construction Materials 0 .2%
Knife River Corp.* 2,800 272,496
Consumer Finance 0 .8%
Ally Financial, Inc. 12,985 455,124
Bread Financial Holdings, Inc. 8,100 403,785
858,909
Consumer Staples Distribution & Retail 0 .5%
Chefs' Warehouse, Inc.
(The)*(a) 5,400 215,568
Village Super Market, Inc.,
Class A 9,589 273,670
489,238
Containers & Packaging 0 .3%
Greif, Inc., Class A 4,400 274,736
Diversified Consumer Services 1 .7%
American Public Education,
Inc.* 18,300 277,611
Carriage Services, Inc., Class
A 8,800 329,032
Frontdoor, Inc.* 4,500 223,605
Graham Holdings Co., Class B 353 297,685
Laureate Education, Inc. 19,900 341,882
OneSpaWorld Holdings Ltd. 20,000 350,200
1,820,015
Diversified REITs 1 .2%
Alexander & Baldwin, Inc. 5,800 107,938
American Assets Trust, Inc. 1,500 40,425
Essential Properties Realty
Trust, Inc. 30,273 959,351
Modiv Industrial, Inc., Class C 12,587 212,972
1,320,686
Diversified Telecommunication Services 0 .7%
Bandwidth, Inc., Class A*(a) 16,100 313,950
Liberty Latin America Ltd.,
Class A*(a) 44,200 432,718
746,668
Electric Utilities 0 .5%
ALLETE, Inc. 5,200 332,332
Genie Energy Ltd., Class B 15,835 248,926
581,258
Electrical Equipment 1 .6%
American Superconductor
Corp.* 12,938 317,240
Common Stocks
Shares Value ($)
Electrical Equipment
Babcock & Wilcox Enterprises,
Inc.* 45,400 104,420
EnerSys 3,200 309,952
Espey Mfg. & Electronics
Corp. 3,299 103,258
Powell Industries, Inc.(a) 2,061 525,514
Sensata Technologies Holding
plc 6,200 212,908
Ultralife Corp.* 19,131 160,892
1,734,184
Electronic Equipment, Instruments & Components 3 .0%
Celestica, Inc.* 7,040 481,536
Climb Global Solutions, Inc. 2,900 296,931
Daktronics, Inc.*(a) 16,800 218,904
ePlus, Inc.* 1,200 106,740
Fabrinet* 1,200 289,164
FARO Technologies, Inc.* 15,900 278,886
Itron, Inc.* 2,000 223,520
Knowles Corp.*(a) 39,300 680,676
Nortech Systems, Inc.* 4,400 50,160
PC Connection, Inc. 6,000 381,900
TTM Technologies, Inc.* 11,800 264,792
3,273,209
Energy Equipment & Services 3 .4%
Archrock, Inc. 13,100 262,262
ChampionX Corp. 24,200 682,924
Geospace Technologies
Corp.*(a) 31,300 350,560
Liberty Energy, Inc., Class A 31,736 541,734
NOV, Inc. 46,600 722,766
Ranger Energy Services, Inc.,
Class A 21,850 283,613
Seadrill Ltd.* 2,900 114,115
Select Water Solutions, Inc.,
Class A 25,200 267,120
Solaris Energy Infrastructure,
Inc., Class A 22,900 300,906
Tidewater, Inc.* 1,700 102,119
3,628,119
Entertainment 0 .2%
Marcus Corp. (The) 14,100 266,067
Financial Services 4 .2%
Alerus Financial Corp. 13,500 273,105
Banco Latinoamericano de
Comercio Exterior SA, Class
E 13,670 437,030
Enact Holdings, Inc. 16,500 562,485
Essent Group Ltd. 3,900 234,039
Euronet Worldwide, Inc.* 1,100 108,317
HA Sustainable Infrastructure
Capital, Inc.(a) 11,400 398,886
MGIC Investment Corp. 23,240 581,930
Mr. Cooper Group, Inc.* 8,700 770,385
Onity Group, Inc.* 9,615 285,758
Radian Group, Inc. 8,200 286,262
Repay Holdings Corp., Class
A* 40,300 320,586
Velocity Financial, Inc.*(a) 14,000 268,940
4,527,723

4 - Statement of Investments - October 31, 2024 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Food Products 2 .1%
Calavo Growers, Inc. 9,500 252,510
Fresh Del Monte Produce, Inc. 10,900 349,999
Freshpet, Inc.* 2,700 357,858
Ingredion, Inc. 5,725 760,051
Lifeway Foods, Inc.* 21,900 582,759
2,303,177
Gas Utilities 1 .6%
Brookfield Infrastructure Corp.,
Class A 6,900 283,452
National Fuel Gas Co. 2,600 157,378
Southwest Gas Holdings, Inc. 6,000 439,500
Spire, Inc.(a) 1,500 95,790
UGI Corp. 29,100 695,781
1,671,901
Health Care Equipment & Supplies 1 .9%
Bioventus, Inc., Class A* 46,100 625,577
Electromed, Inc.* 3,900 90,675
LivaNova plc* 8,300 428,446
Merit Medical Systems,
Inc.*(a) 1,200 118,392
Rockwell Medical, Inc.* 78,844 287,781
Surmodics, Inc.* 2,823 105,919
Tactile Systems Technology,
Inc.*(a) 19,400 281,494
Utah Medical Products, Inc. 1,700 107,746
2,046,030
Health Care Providers & Services 1 .9%
AdaptHealth Corp., Class A* 10,400 107,016
Castle Biosciences, Inc.* 8,300 287,761
Pennant Group, Inc. (The)* 10,900 348,473
RadNet, Inc.* 3,500 227,640
Select Medical Holdings Corp. 10,000 320,800
Tenet Healthcare Corp.* 4,696 727,974
2,019,664
Health Care REITs 1 .7%
CareTrust REIT, Inc. 30,000 980,100
National Health Investors, Inc. 8,000 613,200
Sabra Health Care REIT, Inc. 10,762 208,783
1,802,083
Health Care Technology 0 .2%
HealthStream, Inc.(a) 9,180 268,377
Hotel & Resort REITs 0 .5%
Braemar Hotels & Resorts, Inc. 80,142 229,206
Park Hotels & Resorts, Inc. 5,700 79,173
Ryman Hospitality Properties,
Inc. 2,400 256,920
565,299
Hotels, Restaurants & Leisure 0 .2%
Biglari Holdings, Inc., Class
B*(a) 1,580 269,090
Household Durables 3 .5%
Champion Homes, Inc.* 2,857 252,073
Green Brick Partners, Inc.* 3,593 247,953
Landsea Homes Corp.* 9,100 94,458
M/I Homes, Inc.* 5,600 848,904
Meritage Homes Corp. 3,395 615,174
Mohawk Industries, Inc.* 1,300 174,551
Common Stocks
Shares Value ($)
Household Durables
Taylor Morrison Home Corp.,
Class A* 10,000 685,000
Traeger, Inc.* 41,800 129,580
Tri Pointe Homes, Inc.* 17,333 700,773
3,748,466
Household Products 0 .1%
Oil-Dri Corp. of America 904 61,336
Independent Power and Renewable Electricity Producers
0 .3%
Ormat Technologies, Inc.(a) 3,600 284,472
Industrial REITs 0 .3%
EastGroup Properties, Inc. 1,500 256,920
Terreno Realty Corp. 1,700 101,915
358,835
Insurance 2 .5%
Axis Capital Holdings Ltd. 7,400 579,124
CNO Financial Group, Inc. 23,700 815,280
Fidelis Insurance Holdings Ltd. 31,000 535,060
Hamilton Insurance Group
Ltd., Class B* 8,582 149,498
Heritage Insurance Holdings,
Inc.* 5,100 52,785
Mercury General Corp. 4,200 284,046
United Fire Group, Inc. 5,700 111,948
Universal Insurance Holdings,
Inc. 9,200 183,448
2,711,189
Interactive Media & Services 0 .4%
QuinStreet, Inc.* 14,100 296,100
Vimeo, Inc.* 13,000 62,010
Zedge, Inc., Class B* 10,671 32,867
390,977
IT Services 0 .3%
Crexendo, Inc.* 58,500 322,920
Leisure Products 0 .3%
JAKKS Pacific, Inc.* 11,091 349,921
Life Sciences Tools & Services 0 .1%
Medpace Holdings, Inc.* 300 94,266
Machinery 3 .2%
Eastern Co. (The) 8,400 261,576
Flowserve Corp. 13,500 710,640
Gates Industrial Corp. plc*(a) 18,639 360,665
Hillman Solutions Corp.* 37,100 393,260
Hyster-Yale, Inc. 4,400 279,268
Luxfer Holdings plc 21,300 305,868
Mayville Engineering Co., Inc.* 13,646 279,334
Miller Industries, Inc.(a) 4,500 295,380
Park-Ohio Holdings Corp. 10,599 301,753
Shyft Group, Inc. (The) 16,400 211,888
3,399,632
Marine Transportation 0 .5%
Matson, Inc. 3,300 511,137
Media 0 .7%
Entravision Communications
Corp., Class A 41,886 97,176
Gannett Co., Inc.* 45,200 211,988

Nationwide Bailard Cognitive Value Fund - October 31, 2024 - Statement of Investments - 5
Common Stocks
Shares Value ($)
Media
Integral Ad Science Holding
Corp.* 13,700 162,208
Magnite, Inc.* 13,500 168,480
National CineMedia, Inc.* 15,400 110,726
750,578
Metals & Mining 0 .8%
Caledonia Mining Corp. plc 3,800 56,658
Commercial Metals Co. 2,400 129,120
Kaiser Aluminum Corp. 4,400 326,744
Universal Stainless & Alloy
Products, Inc.* 6,822 298,258
810,780
Mortgage Real Estate Investment Trusts (REITs) 2 .1%
Angel Oak Mortgage REIT, Inc. 17,500 157,850
Ladder Capital Corp., Class A 46,900 535,129
MFA Financial, Inc. 47,900 588,691
Seven Hills Realty Trust 35,400 446,748
Starwood Property Trust, Inc. 13,100 258,594
TPG RE Finance Trust, Inc. 25,500 224,655
2,211,667
Multi-Utilities 1 .7%
Avista Corp. 19,000 712,120
Black Hills Corp. 11,601 686,663
Northwestern Energy Group,
Inc. 8,200 438,372
1,837,155
Office REITs 0 .8%
COPT Defense Properties 17,400 560,280
Cousins Properties, Inc. 4,072 124,725
NET Lease Office Properties 6,300 189,252
874,257
Oil, Gas & Consumable Fuels 4 .0%
Berry Corp. 53,500 268,570
Civitas Resources, Inc. 6,500 317,135
CNX Resources Corp.*(a) 13,300 452,599
DHT Holdings, Inc. 10,400 107,328
Dorian LPG Ltd.(a) 6,600 190,410
Energy Fuels, Inc.*(a) 17,100 102,942
Excelerate Energy, Inc., Class
A 19,100 456,108
FutureFuel Corp. 35,700 215,628
Gulfport Energy Corp.* 4,900 678,356
Magnolia Oil & Gas Corp.,
Class A(a) 8,500 214,880
Northern Oil & Gas, Inc. 2,900 105,125
Scorpio Tankers, Inc. 9,300 541,911
SM Energy Co. 11,600 486,852
Uranium Royalty Corp.*(a) 60,700 168,746
4,306,590
Passenger Airlines 1 .0%
SkyWest, Inc.* 8,900 847,280
Sun Country Airlines Holdings,
Inc.* 14,100 198,105
1,045,385
Personal Care Products 0 .3%
Honest Co., Inc. (The)* 80,600 299,832
Pharmaceuticals 1 .7%
Amneal Pharmaceuticals, Inc.* 7,700 65,219
Common Stocks
Shares Value ($)
Pharmaceuticals
Amphastar Pharmaceuticals,
Inc.*(a) 2,800 141,484
ANI Pharmaceuticals, Inc.* 2,000 114,490
Collegium Pharmaceutical,
Inc.* 3,388 115,666
Corcept Therapeutics, Inc.*(a) 4,100 200,777
Evolus, Inc.* 7,700 125,664
Harmony Biosciences
Holdings, Inc.* 3,500 112,455
Ligand Pharmaceuticals,
Inc.*(a) 1,400 147,980
Mind Medicine MindMed,
Inc.*(a) 24,100 151,830
Perrigo Co. plc 3,700 94,831
Prestige Consumer
Healthcare, Inc.* 2,878 212,252
SIGA Technologies, Inc.(a) 15,500 111,910
Supernus Pharmaceuticals,
Inc.* 3,700 126,059
Trevi Therapeutics, Inc.* 35,133 103,467
1,824,084
Professional Services 1 .0%
CRA International, Inc. 1,405 255,907
Mistras Group, Inc.* 30,091 254,269
Upwork, Inc.* 20,700 280,692
Willdan Group, Inc.* 6,700 316,977
1,107,845
Real Estate Management & Development 0 .8%
Newmark Group, Inc., Class A 61,001 914,405
Residential REITs 0 .5%
Independence Realty Trust,
Inc. 10,300 202,086
UMH Properties, Inc. 15,400 287,210
489,296
Retail REITs 3 .2%
InvenTrust Properties Corp. 9,500 279,775
Kite Realty Group Trust 29,400 754,698
Macerich Co. (The) 30,300 566,610
Tanger, Inc. 25,300 840,719
Urban Edge Properties 9,900 220,176
Whitestone REIT 55,791 768,800
3,430,778
Semiconductors & Semiconductor Equipment 0 .3%
Photronics, Inc.* 14,400 328,320
Software 2 .3%
ACI Worldwide, Inc.* 14,400 708,480
Dave, Inc.*(a) 7,000 269,920
LiveRamp Holdings, Inc.* 12,200 305,366
OneSpan, Inc.* 20,300 338,604
Ooma, Inc.* 22,100 264,316
Viant Technology, Inc., Class
A* 34,472 402,288
Weave Communications, Inc.* 10,100 141,602
2,430,576
Specialized REITs 0 .8%
Global Self Storage, Inc. 11,700 58,734
Outfront Media, Inc. 28,000 497,280

6 - Statement of Investments - October 31, 2024 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Specialized REITs
Safehold, Inc. 13,000 276,640
832,654
Specialty Retail 2 .4%
Abercrombie & Fitch Co.,
Class A* 2,000 263,580
American Eagle Outfitters, Inc.
(a) 21,800 427,062
Boot Barn Holdings, Inc.* 2,688 334,791
Caleres, Inc. 7,300 217,905
Gap, Inc. (The) 4,500 93,465
Group 1 Automotive, Inc.(a) 1,300 473,616
Lands' End, Inc.* 13,200 207,768
Signet Jewelers Ltd. 2,500 229,200
Winmark Corp.(a) 771 287,498
2,534,885
Technology Hardware, Storage & Peripherals 0 .7%
CompoSecure, Inc., Class A(a) 16,700 252,337
Diebold Nixdorf, Inc.* 7,300 337,844
IonQ, Inc.*(a) 12,600 189,378
779,559
Textiles, Apparel & Luxury Goods 0 .6%
Movado Group, Inc. 5,900 108,973
PVH Corp. 2,700 265,842
Superior Group of Cos., Inc. 19,868 293,053
667,868
Trading Companies & Distributors 2 .5%
Boise Cascade Co. 4,556 606,085
DXP Enterprises, Inc.* 5,400 265,032
H&E Equipment Services, Inc. 6,300 329,175
MRC Global, Inc.* 56,810 696,490
WESCO International, Inc. 4,235 812,993
2,709,775
Wireless Telecommunication Services 0 .1%
Telephone & Data Systems,
Inc. 4,000 119,000
Total Common Stocks
(cost $81,264,746) 105,906,925
Exchange Traded Funds 1 .1%
Equity Funds  1.1%
Invesco S&P SmallCap 600
Pure Value ETF 1,100 116,346
Vanguard Small-Cap Value
ETF(a) 5,500 1,093,400
1,209,746
Total Exchange Traded Funds
(cost $1,068,539) 1,209,746
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Rights
Number of
Rights
Value ($)
Biotechnology
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
0
Diversified Consumer Services 0 .0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 90,200 0
Total Rights
(cost $16,829) 0
Repurchase Agreement 3 .4%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $3,619,375,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$3,691,763.(b)(c) 3,618,884 3,618,884
Total Repurchase Agreement
(cost $3,618,884) 3,618,884
Total Investments
(cost $85,968,998) — 103.0% 110,735,555
Liabilities in excess of other assets — (3.0)% (3,188,890)
NET ASSETS — 100.0%
$ 107,546,665
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $7,369,986, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,618,884 and by $4,102,480 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/7/2024 – 5/15/2054, a total value of
$7,721,364.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $3,618,884.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - October 31, 2024 - Statement of Investments - 7
Common Stocks 100 .0%
Shares Value ($)
Biotechnology 1 .1%
Vertex Pharmaceuticals, Inc.* 4,300 2,046,714
Broadline Retail 4 .1%
Amazon.com, Inc.* 41,515 7,738,396
Electronic Equipment, Instruments & Components 2 .9%
Insight Enterprises, Inc.*(a) 22,868 4,000,070
TE Connectivity plc 10,580 1,559,704
5,559,774
Entertainment 2 .4%
Spotify Technology SA* 11,805 4,546,106
Financial Services 4 .8%
Fiserv, Inc.* 30,742 6,083,842
Visa, Inc., Class A(a) 10,395 3,012,991
9,096,833
Ground Transportation 2 .9%
Uber Technologies, Inc.* 75,145 5,414,197
Health Care Equipment & Supplies 1 .3%
Merit Medical Systems,
Inc.*(a) 24,350 2,402,371
Interactive Media & Services 8 .0%
Alphabet, Inc., Class A 17,946 3,070,740
Meta Platforms, Inc., Class A 21,340 12,112,157
15,182,897
IT Services 1 .8%
Shopify, Inc., Class A* 42,776 3,345,511
Life Sciences Tools & Services 2 .2%
Danaher Corp. 17,105 4,202,014
Media 0 .3%
Trade Desk, Inc. (The), Class
A* 4,500 540,945
Professional Services 1 .3%
Booz Allen Hamilton Holding
Corp., Class A 13,548 2,461,130
Semiconductors & Semiconductor Equipment 29 .4%
KLA Corp. 11,860 7,901,488
Lam Research Corp. 72,000 5,353,200
Micron Technology, Inc. 43,818 4,366,464
NVIDIA Corp. 170,089 22,581,016
NXP Semiconductors NV 11,411 2,675,879
QUALCOMM, Inc. 23,946 3,897,690
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 36,190 6,895,643
Texas Instruments, Inc. 8,580 1,743,113
55,414,493
Software 31 .8%
Adobe, Inc.* 9,335 4,462,877
Atlassian Corp., Class A* 6,742 1,271,137
Cadence Design Systems,
Inc.* 16,515 4,560,122
Crowdstrike Holdings, Inc.,
Class A* 10,490 3,114,166
Datadog, Inc., Class A* 39,345 4,935,437
HubSpot, Inc.* 8,385 4,651,914
Intuit, Inc. 7,280 4,442,984
Microsoft Corp. 42,448 17,248,745
Palo Alto Networks, Inc.* 18,635 6,714,749
Common Stocks
Shares Value ($)
Software
ServiceNow, Inc.* 3,990 3,722,630
Smartsheet, Inc., Class A* 20,954 1,182,224
Varonis Systems, Inc., Class
B* 73,040 3,679,025
59,986,010
Technology Hardware, Storage & Peripherals 5 .7%
Apple, Inc. 31,053 7,015,183
Pure Storage, Inc., Class A* 73,820 3,694,691
10,709,874
Total Common Stocks
(cost $60,077,791) 188,647,265
Repurchase Agreements 2 .7%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated 10/31/2024,
due 11/1/2024,
repurchase price
$104,359, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$106,445.(b)(c) 104,344 104,344
Santander US Capital
Markets,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $5,000,674,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$5,100,687.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $5,104,344) 5,104,344
Total Investments
(cost $65,182,135) — 102.7% 193,751,609
Liabilities in excess of other assets — (2.7)% (5,069,224)
NET ASSETS — 100.0%
$ 188,682,385

8 - Statement of Investments - October 31, 2024 - Nationwide Bailard Technology & Science Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $5,319,499, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,104,344 and by $982,999 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from 11/7/2024 – 5/15/2054, a total value of $6,087,343.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $5,104,344.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2024 - Statement of Investments - 9
Common Stocks 88.5%
Shares Value ($)
Aerospace & Defense 1.7%
Axon Enterprise, Inc.* 1,823 772,040
Boeing Co. (The)* 18,141 2,708,633
General Dynamics Corp. 6,549 1,909,754
General Electric Co. 27,538 4,730,478
Howmet Aerospace, Inc. 10,134 1,010,562
Huntington Ingalls Industries,
Inc. 1,010 186,810
L3Harris Technologies, Inc. 4,814 1,191,321
Lockheed Martin Corp. 5,388 2,942,117
Northrop Grumman Corp. 3,491 1,776,989
RTX Corp. 33,784 4,087,526
Textron, Inc. 4,958 398,722
TransDigm Group, Inc. 1,425 1,855,778
23,570,730
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc. 3,071 316,436
Expeditors International of
Washington, Inc. 3,698 440,062
FedEx Corp. 5,724 1,567,517
United Parcel Service, Inc.,
Class B 18,596 2,492,980
4,816,995
Automobile Components 0.0%
†
Aptiv plc* 6,996 397,583
BorgWarner, Inc. 5,253 176,658
574,241
Automobiles 1.5%
Ford Motor Co. 101,037 1,039,671
General Motors Co. 28,386 1,440,873
Tesla, Inc.* 70,467 17,606,180
20,086,724
Banks 3.0%
Bank of America Corp. 171,452 7,170,123
Citigroup, Inc. 48,452 3,109,165
Citizens Financial Group, Inc. 11,745 494,699
Fifth Third Bancorp 17,517 765,143
Huntington Bancshares, Inc. 36,310 566,073
JPMorgan Chase & Co. 72,259 16,035,717
KeyCorp 24,097 415,673
M&T Bank Corp. 4,301 837,319
PNC Financial Services
Group, Inc. (The) 10,095 1,900,586
Regions Financial Corp. 23,736 566,578
Truist Financial Corp. 34,010 1,464,130
US Bancorp 39,631 1,914,574
Wells Fargo & Co. 86,446 5,612,074
40,851,854
Beverages 1.1%
Brown-Forman Corp., Class
B(a) 4,882 214,954
Coca-Cola Co. (The) 98,512 6,433,819
Constellation Brands, Inc.,
Class A 4,068 945,159
Keurig Dr Pepper, Inc. 27,187 895,812
Molson Coors Beverage Co.,
Class B 4,586 249,799
Monster Beverage Corp.* 17,912 943,604
PepsiCo, Inc. 34,885 5,793,701
15,476,848
Common Stocks
Shares Value ($)
Biotechnology 1.7%
AbbVie, Inc. 44,860 9,145,608
Amgen, Inc. 13,647 4,369,224
Biogen, Inc.* 3,719 647,106
Gilead Sciences, Inc. 31,619 2,808,400
Incyte Corp.* 4,145 307,227
Moderna, Inc.*(a) 8,506 462,386
Regeneron Pharmaceuticals,
Inc.* 2,695 2,258,949
Vertex Pharmaceuticals, Inc.* 6,555 3,120,049
23,118,949
Broadline Retail 3.2%
Amazon.com, Inc.* 237,236 44,220,790
eBay, Inc. 12,696 730,147
44,950,937
Building Products 0.5%
A O Smith Corp. 3,140 235,814
Allegion plc 2,170 302,997
Builders FirstSource, Inc.* 2,956 506,658
Carrier Global Corp. 21,322 1,550,536
Johnson Controls International
plc 16,865 1,274,151
Masco Corp. 5,402 431,674
Trane Technologies plc 5,731 2,121,387
6,423,217
Capital Markets 2.8%
Ameriprise Financial, Inc. 2,477 1,264,013
Bank of New York Mellon
Corp. (The) 18,644 1,405,012
Blackrock, Inc. 3,536 3,468,922
Blackstone, Inc. 18,288 3,067,812
Cboe Global Markets, Inc. 2,717 580,270
Charles Schwab Corp. (The) 37,941 2,687,361
CME Group, Inc. 9,145 2,060,917
FactSet Research Systems,
Inc. 954 433,173
Franklin Resources, Inc. 7,739 160,739
Goldman Sachs Group, Inc.
(The) 8,020 4,152,676
Intercontinental Exchange, Inc. 14,582 2,272,896
Invesco Ltd. 11,223 194,607
KKR & Co., Inc. 17,128 2,367,775
MarketAxess Holdings, Inc. 882 255,268
Moody's Corp. 3,977 1,805,717
Morgan Stanley 31,639 3,678,034
MSCI, Inc., Class A 1,975 1,128,120
Nasdaq, Inc. 10,301 761,450
Northern Trust Corp. 5,220 524,714
Raymond James Financial,
Inc. 4,688 694,855
S&P Global, Inc. 8,132 3,906,288
State Street Corp. 7,577 703,146
T. Rowe Price Group, Inc. 5,777 634,661
38,208,426
Chemicals 1.3%
Air Products & Chemicals, Inc. 5,646 1,753,252
Albemarle Corp. 3,146 298,021
Celanese Corp., Class A(a) 2,592 326,514
CF Industries Holdings, Inc. 4,688 385,494
Corteva, Inc. 17,342 1,056,475
Dow, Inc. 17,527 865,483

10 - Statement of Investments - October 31, 2024 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 10,455 867,661
Eastman Chemical Co. 2,961 311,172
Ecolab, Inc. 6,413 1,575,867
FMC Corp. 3,118 202,639
International Flavors &
Fragrances, Inc. 6,652 661,408
Linde plc 12,209 5,569,135
LyondellBasell Industries NV,
Class A(a) 6,622 575,121
Mosaic Co. (The) 8,555 228,932
PPG Industries, Inc. 5,983 744,943
Sherwin-Williams Co. (The) 5,894 2,114,590
17,536,707
Commercial Services & Supplies 0.5%
Cintas Corp. 8,701 1,790,753
Copart, Inc.* 22,415 1,153,700
Republic Services, Inc., Class
A 5,161 1,021,878
Rollins, Inc. 6,983 329,178
Veralto Corp. 5,656 577,987
Waste Management, Inc. 9,275 2,002,009
6,875,505
Communications Equipment 0.8%
Arista Networks, Inc.* 6,542 2,528,091
Cisco Systems, Inc. 102,320 5,604,067
F5, Inc.* 1,457 340,763
Juniper Networks, Inc. 8,638 336,018
Motorola Solutions, Inc. 4,235 1,902,997
10,711,936
Construction & Engineering 0.1%
Quanta Services, Inc. 3,716 1,120,857
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 1,552 919,311
Vulcan Materials Co. 3,317 908,626
1,827,937
Consumer Finance 0.5%
American Express Co. 14,264 3,852,421
Capital One Financial Corp. 9,822 1,598,924
Discover Financial Services 6,410 951,436
Synchrony Financial 9,902 545,996
6,948,777
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp. 11,259 9,842,393
Dollar General Corp. 5,756 460,710
Dollar Tree, Inc.* 5,196 335,870
Kroger Co. (The) 17,242 961,586
Sysco Corp. 12,489 936,051
Target Corp. 11,750 1,762,970
Walgreens Boots Alliance, Inc.
(a) 19,694 186,305
Walmart, Inc. 110,313 9,040,150
23,526,035
Containers & Packaging 0.2%
Amcor plc 37,526 417,664
Avery Dennison Corp. 2,081 430,830
Ball Corp. 7,866 466,061
International Paper Co.(a) 9,043 502,248
Packaging Corp. of America 2,330 533,430
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 12,810 659,715
3,009,948
Distributors 0.1%
Genuine Parts Co. 3,533 405,235
LKQ Corp. 6,281 231,078
Pool Corp.(a) 979 354,046
990,359
Diversified Telecommunication Services 0.6%
AT&T, Inc. 182,103 4,104,602
Verizon Communications, Inc. 106,910 4,504,118
8,608,720
Electric Utilities 1.5%
Alliant Energy Corp. 6,266 375,960
American Electric Power Co.,
Inc. 13,514 1,334,508
Constellation Energy Corp. 7,941 2,088,165
Duke Energy Corp. 19,607 2,260,099
Edison International 9,808 808,179
Entergy Corp.(a) 5,357 829,156
Evergy, Inc.(a) 5,718 345,596
Eversource Energy 9,378 617,541
Exelon Corp. 25,229 991,500
FirstEnergy Corp. 12,994 543,539
NextEra Energy, Inc. 52,179 4,135,186
NRG Energy, Inc. 5,241 473,786
PG&E Corp. 54,095 1,093,801
Pinnacle West Capital Corp.(a) 2,943 258,425
PPL Corp. 18,580 604,965
Southern Co. (The) 27,770 2,527,903
Xcel Energy, Inc. 14,074 940,284
20,228,593
Electrical Equipment 0.7%
AMETEK, Inc. 5,972 1,094,907
Eaton Corp. plc 10,111 3,352,605
Emerson Electric Co. 14,545 1,574,787
GE Vernova, Inc.* 6,979 2,105,285
Generac Holdings, Inc.* 1,497 247,828
Hubbell, Inc., Class B 1,384 591,010
Rockwell Automation, Inc. 2,858 762,257
9,728,679
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 30,585 2,049,807
CDW Corp. 3,330 626,806
Corning, Inc. 19,703 937,666
Jabil, Inc. 2,945 362,500
Keysight Technologies, Inc.* 4,439 661,455
TE Connectivity plc 7,928 1,168,746
Teledyne Technologies, Inc.* 1,214 552,758
Trimble, Inc.* 6,126 370,623
Zebra Technologies Corp.,
Class A* 1,316 502,673
7,233,034
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 25,078 954,970
Halliburton Co. 22,665 628,727
Schlumberger NV 35,941 1,440,156
3,023,853
Entertainment 1.1%
Electronic Arts, Inc. 6,242 941,606

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2024 - Statement of Investments - 11
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.* 3,750 439,275
Netflix, Inc.*(a) 10,900 8,240,727
Take-Two Interactive Software,
Inc.* 4,230 684,075
Walt Disney Co. (The) 46,060 4,430,972
Warner Bros Discovery, Inc.* 57,874 470,516
15,207,171
Financial Services 3.7%
Berkshire Hathaway, Inc.,
Class B* 46,522 20,977,700
Corpay, Inc.* 1,797 592,507
Fidelity National Information
Services, Inc. 13,856 1,243,299
Fiserv, Inc.* 14,622 2,893,694
Global Payments, Inc. 6,491 673,182
Jack Henry & Associates, Inc. 1,771 322,198
Mastercard, Inc., Class A 20,954 10,468,409
PayPal Holdings, Inc.* 25,964 2,058,945
Visa, Inc., Class A(a) 42,424 12,296,596
51,526,530
Food Products 0.6%
Archer-Daniels-Midland Co. 12,414 685,377
Bunge Global SA 3,650 306,673
Campbell Soup Co. 4,815 224,620
Conagra Brands, Inc.(a) 11,848 342,881
General Mills, Inc. 14,452 983,025
Hershey Co. (The)(a) 3,682 653,849
Hormel Foods Corp. 6,886 210,367
J M Smucker Co. (The) 2,552 289,677
Kellanova 6,614 533,419
Kraft Heinz Co. (The)(a) 20,669 691,585
Lamb Weston Holdings, Inc. 3,394 263,680
McCormick & Co., Inc.
(Non-Voting) 6,566 513,724
Mondelez International, Inc.,
Class A 33,925 2,323,184
Tyson Foods, Inc., Class A 7,118 417,044
8,439,105
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 3,771 523,339
Ground Transportation 0.9%
CSX Corp. 49,238 1,656,366
JB Hunt Transport Services,
Inc. 1,979 357,447
Norfolk Southern Corp. 5,807 1,454,247
Old Dominion Freight Line, Inc. 4,601 926,274
Uber Technologies, Inc.* 53,358 3,844,444
Union Pacific Corp. 15,472 3,590,587
11,829,365
Health Care Equipment & Supplies 2.1%
Abbott Laboratories 44,188 5,009,594
Align Technology, Inc.* 1,787 366,389
Baxter International, Inc. 13,199 471,204
Becton Dickinson & Co. 7,341 1,714,784
Boston Scientific Corp.* 37,400 3,142,348
Cooper Cos., Inc. (The)* 5,170 541,196
Dexcom, Inc.* 10,184 717,768
Edwards Lifesciences Corp.* 15,233 1,020,763
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 11,147 973,690
Hologic, Inc.* 5,644 456,430
IDEXX Laboratories, Inc.* 2,064 839,883
Insulet Corp.* 1,825 422,542
Intuitive Surgical, Inc.* 9,009 4,539,095
Medtronic plc 32,574 2,907,230
ResMed, Inc. 3,708 899,079
Solventum Corp.* 3,655 265,280
STERIS plc 2,513 557,509
Stryker Corp. 8,708 3,102,486
Teleflex, Inc. 1,211 243,484
Zimmer Biomet Holdings, Inc. 5,035 538,342
28,729,096
Health Care Providers & Services 2.1%
Cardinal Health, Inc. 6,126 664,793
Cencora, Inc. 4,327 986,902
Centene Corp.*(a) 13,658 850,347
Cigna Group (The) 7,100 2,235,151
CVS Health Corp. 31,949 1,803,841
DaVita, Inc.* 1,221 170,708
Elevance Health, Inc. 5,889 2,389,521
HCA Healthcare, Inc. 4,719 1,692,894
Henry Schein, Inc.* 3,245 227,896
Humana, Inc. 3,087 795,921
Labcorp Holdings, Inc. 2,137 487,813
McKesson Corp. 3,282 1,642,936
Molina Healthcare, Inc.* 1,517 487,291
Quest Diagnostics, Inc. 2,871 444,517
UnitedHealth Group, Inc. 23,452 13,238,654
Universal Health Services,
Inc., Class B 1,573 321,380
28,440,565
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 4,104 457,801
Healthpeak Properties, Inc. 17,562 394,267
Ventas, Inc. 10,106 661,842
Welltower, Inc. 14,697 1,982,331
3,496,241
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 17,048 293,908
Hotels, Restaurants & Leisure 1.7%
Airbnb, Inc., Class A* 11,135 1,500,887
Booking Holdings, Inc. 851 3,979,489
Caesars Entertainment, Inc.* 5,146 206,097
Carnival Corp.* 25,012 550,264
Chipotle Mexican Grill, Inc.,
Class A* 34,781 1,939,736
Darden Restaurants, Inc. 3,076 492,222
Domino's Pizza, Inc. 866 358,290
Expedia Group, Inc.* 3,221 503,475
Hilton Worldwide Holdings,
Inc. 6,240 1,465,464
Las Vegas Sands Corp. 9,310 482,724
Marriott International, Inc.,
Class A 5,921 1,539,578
McDonald's Corp. 18,218 5,321,660
MGM Resorts International* 5,866 216,279

12 - Statement of Investments - October 31, 2024 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 10,107 256,111
Royal Caribbean Cruises Ltd. 6,080 1,254,608
Starbucks Corp. 28,780 2,811,806
Wynn Resorts Ltd. 2,396 230,064
Yum! Brands, Inc. 7,088 929,662
24,038,416
Household Durables 0.3%
DR Horton, Inc. 7,424 1,254,656
Garmin Ltd. 3,922 777,929
Lennar Corp., Class A 6,139 1,045,472
Mohawk Industries, Inc.* 1,435 192,677
NVR, Inc.* 77 704,766
PulteGroup, Inc. 5,388 697,908
4,673,408
Household Products 1.0%
Church & Dwight Co., Inc. 6,160 615,446
Clorox Co. (The) 3,260 516,873
Colgate-Palmolive Co. 20,752 1,944,670
Kimberly-Clark Corp. 8,474 1,137,041
Procter & Gamble Co. (The) 59,786 9,875,451
14,089,481
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 18,489 304,884
Vistra Corp. 8,696 1,086,652
1,391,536
Industrial Conglomerates 0.4%
3M Co. 13,952 1,792,413
Honeywell International, Inc. 16,538 3,401,536
5,193,949
Industrial REITs 0.2%
Prologis, Inc. 23,515 2,655,784
Insurance 1.9%
Aflac, Inc. 12,751 1,336,177
Allstate Corp. (The) 6,706 1,250,803
American International Group,
Inc. 16,215 1,230,394
Aon plc, Class A 5,517 2,024,022
Arch Capital Group Ltd.* 9,381 924,591
Arthur J Gallagher & Co. 5,511 1,549,693
Assurant, Inc. 1,337 256,303
Brown & Brown, Inc. 5,975 625,224
Chubb Ltd. 9,541 2,694,760
Cincinnati Financial Corp. 4,057 571,347
Erie Indemnity Co., Class A 648 290,848
Everest Group Ltd. 1,106 393,305
Globe Life, Inc. 2,344 247,527
Hartford Financial Services
Group, Inc. (The) 7,442 821,895
Loews Corp. 4,792 378,376
Marsh & McLennan Cos., Inc. 12,489 2,725,599
MetLife, Inc. 14,826 1,162,655
Principal Financial Group, Inc.
(a) 5,563 458,391
Progressive Corp. (The) 14,874 3,611,854
Prudential Financial, Inc.(a) 8,975 1,099,258
Travelers Cos., Inc. (The) 5,880 1,446,127
W R Berkley Corp. 7,433 424,945
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc 2,569 776,326
26,300,420
Interactive Media & Services 5.7%
Alphabet, Inc., Class A 148,802 25,461,510
Alphabet, Inc., Class C 121,985 21,065,590
Match Group, Inc.* 6,222 224,178
Meta Platforms, Inc., Class A 55,486 31,492,744
78,244,022
IT Services 1.0%
Accenture plc, Class A 15,908 5,485,397
Akamai Technologies, Inc.* 3,769 380,970
Cognizant Technology
Solutions Corp., Class A 12,904 962,509
EPAM Systems, Inc.* 1,448 273,165
Gartner, Inc.* 2,001 1,005,502
GoDaddy, Inc., Class A* 3,490 582,132
International Business
Machines Corp. 23,394 4,836,008
VeriSign, Inc.* 2,034 359,693
13,885,376
Leisure Products 0.0%
†
Hasbro, Inc. 3,575 234,627
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. 7,325 954,521
Bio-Techne Corp. 3,763 277,521
Charles River Laboratories
International, Inc.*(a) 1,260 225,011
Danaher Corp. 16,324 4,010,154
IQVIA Holdings, Inc.* 4,496 925,367
Mettler-Toledo International,
Inc.* 545 704,004
Revvity, Inc. 3,168 375,693
Thermo Fisher Scientific, Inc. 9,702 5,300,396
Waters Corp.*(a) 1,471 475,295
West Pharmaceutical
Services, Inc. 1,899 584,759
13,832,721
Machinery 1.5%
Caterpillar, Inc. 12,315 4,632,903
Cummins, Inc. 3,481 1,145,179
Deere & Co. 6,509 2,634,127
Dover Corp. 3,617 684,807
Fortive Corp. 9,099 649,942
IDEX Corp. 1,966 421,982
Illinois Tool Works, Inc. 6,862 1,791,874
Ingersoll Rand, Inc. 10,174 976,704
Nordson Corp. 1,361 337,378
Otis Worldwide Corp. 10,173 998,989
PACCAR, Inc. 13,457 1,403,296
Parker-Hannifin Corp. 3,264 2,069,604
Pentair plc 4,417 437,813
Snap-on, Inc. 1,320 435,772
Stanley Black & Decker, Inc. 3,792 352,429
Westinghouse Air Brake
Technologies Corp. 4,449 836,323
Xylem, Inc. 6,341 772,207
20,581,329

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2024 - Statement of Investments - 13
Common Stocks
Shares Value ($)
Media 0.5%
Charter Communications, Inc.,
Class A*(a) 2,487 814,766
Comcast Corp., Class A 98,110 4,284,464
Fox Corp., Class A 5,480 230,160
Fox Corp., Class B 3,623 141,152
Interpublic Group of Cos., Inc.
(The) 10,033 294,970
News Corp., Class A 9,268 252,553
News Corp., Class B(a) 3,040 88,282
Omnicom Group, Inc. 4,928 497,728
Paramount Global, Class B 12,515 136,914
6,740,989
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 36,492 1,642,870
Newmont Corp. 29,133 1,323,803
Nucor Corp. 5,951 844,090
Steel Dynamics, Inc. 3,580 467,190
4,277,953
Multi-Utilities 0.6%
Ameren Corp. 7,048 613,951
CenterPoint Energy, Inc.(a) 17,068 504,018
CMS Energy Corp. 7,486 521,100
Consolidated Edison, Inc. 8,783 893,055
Dominion Energy, Inc.(a) 21,205 1,262,334
DTE Energy Co.(a) 5,258 653,149
NiSource, Inc.(a) 11,528 405,325
Public Service Enterprise
Group, Inc. 12,895 1,152,942
Sempra(a) 15,984 1,332,586
WEC Energy Group, Inc.(a) 8,089 772,742
8,111,202
Office REITs 0.0%
†
BXP, Inc. 3,582 288,566
Oil, Gas & Consumable Fuels 2.8%
APA Corp.(a) 9,827 231,917
Chevron Corp. 43,198 6,428,726
ConocoPhillips 29,492 3,230,554
Coterra Energy, Inc. 19,260 460,699
Devon Energy Corp. 15,721 608,088
Diamondback Energy, Inc. 4,693 829,582
EOG Resources, Inc. 14,441 1,761,224
EQT Corp. 15,505 566,553
Exxon Mobil Corp. 112,835 13,176,871
Hess Corp. 6,997 940,957
Kinder Morgan, Inc. 48,688 1,193,343
Marathon Oil Corp. 13,610 376,997
Marathon Petroleum Corp. 8,464 1,231,258
Occidental Petroleum Corp. 17,342 869,008
ONEOK, Inc. 15,076 1,460,563
Phillips 66 10,530 1,282,765
Targa Resources Corp. 5,537 924,457
Valero Energy Corp. 8,046 1,044,049
Williams Cos., Inc. (The) 31,324 1,640,438
38,258,049
Passenger Airlines 0.1%
Delta Air Lines, Inc. 16,301 932,743
Southwest Airlines Co.(a) 15,104 461,880
United Airlines Holdings, Inc.* 8,510 665,993
2,060,616
Common Stocks
Shares Value ($)
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 6,038 416,260
Kenvue, Inc. 48,640 1,115,315
1,531,575
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co. 51,490 2,871,597
Catalent, Inc.* 4,819 282,393
Eli Lilly & Co. 20,035 16,623,841
Johnson & Johnson 61,137 9,773,361
Merck & Co., Inc. 64,377 6,587,055
Pfizer, Inc. 143,918 4,072,879
Viatris, Inc. 29,821 345,924
Zoetis, Inc., Class A 11,506 2,057,043
42,614,093
Professional Services 0.6%
Amentum Holdings, Inc.* 3,146 93,562
Automatic Data Processing,
Inc. 10,357 2,995,659
Broadridge Financial
Solutions, Inc. 3,026 638,062
Dayforce, Inc.*(a) 4,324 306,788
Equifax, Inc. 3,143 832,958
Jacobs Solutions, Inc. 3,146 442,265
Leidos Holdings, Inc. 3,485 638,313
Paychex, Inc.(a) 8,140 1,134,146
Paycom Software, Inc. 1,168 244,147
Verisk Analytics, Inc., Class A 3,617 993,662
8,319,562
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 7,710 1,009,779
CoStar Group, Inc.* 10,659 775,868
1,785,647
Residential REITs 0.2%
AvalonBay Communities, Inc. 3,607 799,347
Camden Property Trust 2,813 325,717
Equity Residential 8,636 607,715
Essex Property Trust, Inc. 1,601 454,460
Invitation Homes, Inc. 14,357 450,953
Mid-America Apartment
Communities, Inc. 3,037 459,620
UDR, Inc. 7,793 328,787
3,426,599
Retail REITs 0.3%
Federal Realty Investment
Trust 1,931 214,032
Kimco Realty Corp. 16,404 389,103
Realty Income Corp. 22,484 1,334,875
Regency Centers Corp. 3,932 280,902
Simon Property Group, Inc. 7,736 1,308,312
3,527,224
Semiconductors & Semiconductor Equipment 10.2%
Advanced Micro Devices, Inc.* 41,105 5,921,997
Analog Devices, Inc. 12,602 2,811,632
Applied Materials, Inc. 21,028 3,818,264
Broadcom, Inc. 118,221 20,070,379
Enphase Energy, Inc.* 3,592 298,280
First Solar, Inc.* 2,719 528,791
Intel Corp. 108,369 2,332,101
KLA Corp. 3,414 2,274,509

14 - Statement of Investments - October 31, 2024 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 33,110 2,461,729
Microchip Technology, Inc. 13,930 1,022,044
Micron Technology, Inc. 28,161 2,806,244
Monolithic Power Systems,
Inc. 1,238 940,013
NVIDIA Corp. 624,769 82,944,333
NXP Semiconductors NV 6,468 1,516,746
ON Semiconductor Corp.* 11,122 783,990
Qorvo, Inc.* 2,375 169,243
QUALCOMM, Inc. 28,292 4,605,089
Skyworks Solutions, Inc. 4,181 366,172
Teradyne, Inc. 4,211 447,250
Texas Instruments, Inc. 23,189 4,711,077
140,829,883
Software 8.9%
Adobe, Inc.* 11,261 5,383,659
ANSYS, Inc.* 2,207 707,145
Autodesk, Inc.* 5,472 1,552,953
Cadence Design Systems,
Inc.* 7,002 1,933,392
Crowdstrike Holdings, Inc.,
Class A* 5,864 1,740,846
Fair Isaac Corp.* 633 1,261,638
Fortinet, Inc.* 16,124 1,268,314
Gen Digital, Inc. 13,579 395,285
Intuit, Inc. 7,100 4,333,130
Microsoft Corp. 188,778 76,709,940
Oracle Corp. 40,595 6,813,465
Palantir Technologies, Inc.,
Class A* 51,144 2,125,545
Palo Alto Networks, Inc.* 8,224 2,963,354
PTC, Inc.* 3,009 557,658
Roper Technologies, Inc. 2,723 1,464,239
Salesforce, Inc. 24,610 7,170,616
ServiceNow, Inc.* 5,232 4,881,404
Synopsys, Inc.* 3,891 1,998,456
Tyler Technologies, Inc.* 1,078 652,826
123,913,865
Specialized REITs 0.9%
American Tower Corp. 11,863 2,533,225
Crown Castle, Inc. 11,170 1,200,663
Digital Realty Trust, Inc. 7,761 1,383,243
Equinix, Inc. 2,411 2,189,381
Extra Space Storage, Inc. 5,473 893,741
Iron Mountain, Inc. 7,299 903,105
Public Storage 3,979 1,309,330
SBA Communications Corp.,
Class A 2,790 640,221
VICI Properties, Inc., Class A 26,813 851,581
Weyerhaeuser Co. 18,885 588,457
12,492,947
Specialty Retail 1.7%
AutoZone, Inc.* 431 1,296,879
Best Buy Co., Inc. 4,904 443,469
CarMax, Inc.*(a) 3,787 274,103
Home Depot, Inc. (The) 25,184 9,916,200
Lowe's Cos., Inc. 14,472 3,789,204
O'Reilly Automotive, Inc.* 1,473 1,698,575
Ross Stores, Inc. 8,472 1,183,708
TJX Cos., Inc. (The) 28,703 3,244,300
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co. 2,678 711,036
Ulta Beauty, Inc.* 1,224 451,631
23,009,105
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. 386,141 87,233,113
Dell Technologies, Inc., Class
C 7,161 885,314
Hewlett Packard Enterprise
Co. 33,008 643,326
HP, Inc. 22,676 805,452
NetApp, Inc. 5,221 602,034
Seagate Technology Holdings
plc 5,013 503,155
Super Micro Computer, Inc.*(a) 12,420 361,546
Western Digital Corp.* 8,214 536,456
91,570,396
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.* 3,930 632,297
Lululemon Athletica, Inc.* 2,921 870,166
NIKE, Inc., Class B 30,514 2,353,545
Ralph Lauren Corp., Class A 1,098 217,327
Tapestry, Inc. 5,842 277,203
4,350,538
Tobacco 0.5%
Altria Group, Inc. 43,333 2,359,915
Philip Morris International, Inc. 39,487 5,239,925
7,599,840
Trading Companies & Distributors 0.3%
Fastenal Co. 14,530 1,135,955
United Rentals, Inc. 1,706 1,386,637
WW Grainger, Inc.(a) 1,122 1,244,556
3,767,148
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 4,909 677,982
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 12,446 2,777,449
Total Common Stocks
(cost $550,666,168) 1,224,987,478
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
11/15/2024 at USD
5,800.00, European Style
Notional Amount: USD
151,194,425
Exchange Traded
*
530 1,722,500
S&P 500 E-Mini Index
12/20/2024 at USD
5,975.00, American Style
Notional Amount: USD
151,194,425
Exchange Traded
*
530 1,033,500

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2024 - Statement of Investments - 15
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
12/20/2024 at USD
6,000.00, American Style
Notional Amount: USD
75,597,213
Exchange Traded
*
265 433,938
Total Purchased Options
(cost $4,047,000) 3,189,938
Short-Term Investment 6.9%
Shares
U.S. Treasury Obligation 6.9%
U.S. Treasury Bills, 4.43%,
2/6/2025 97,000,000 95,839,949
(cost $95,860,949)
Total Short-Term Investment
(cost $95,860,949) 95,839,949
Repurchase Agreements 0.3%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $1,464,519,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$1,493,809.(b)(c) 1,464,320 1,464,320
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $3,000,405,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$3,060,412.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,464,320) 4,464,320
Total Investments
(cost $655,038,437) — 95.9% 1,328,481,685
Other assets in excess of liabilities — 4.1% 56,157,598
NET ASSETS — 100.0%
$ 1,384,639,283
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan
as of October 31, 2024 was $21,951,097, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $4,464,320 and by
$18,105,346 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 11/7/2024 –
5/15/2054, a total value of $22,569,666.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2024 was
$4,464,320.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

16 - Statement of Investments - October 31, 2024 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,502 12/2024 USD 177,189,063 (8,969,470)
Total long contracts (8,969,470)
Short Contracts
S&P 500 E-Mini Index (21) 12/2024 USD (6,025,425) 129,079
Total short contracts 129,079
Net contracts (8,840,391)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - October 31, 2024 - Statement of Investments - 17
Common Stocks 90.4%
Shares Value ($)
Aerospace & Defense 3.6%
Howmet Aerospace, Inc. 66,868 6,668,077
L3Harris Technologies, Inc. 65,992 16,331,040
22,999,117
Air Freight & Logistics 1.2%
FedEx Corp. 27,706 7,587,288
Automobiles 0.9%
General Motors Co. 111,976 5,683,902
Banks 8.4%
Bank of America Corp. 276,293 11,554,573
Citigroup, Inc. 56,054 3,596,985
First Horizon Corp. 405,221 7,022,480
JPMorgan Chase & Co. 71,127 15,784,504
PNC Financial Services
Group, Inc. (The) 15,355 2,890,886
US Bancorp 264,990 12,801,667
53,651,095
Biotechnology 1.4%
Amgen, Inc. 8,448 2,704,712
Gilead Sciences, Inc. 69,172 6,143,857
8,848,569
Building Products 1.1%
Johnson Controls International
plc 95,110 7,185,561
Capital Markets 3.5%
CME Group, Inc. 39,688 8,944,088
Goldman Sachs Group, Inc.
(The) 26,500 13,721,435
22,665,523
Communications Equipment 3.5%
Cisco Systems, Inc. 405,246 22,195,323
Construction Materials 1.9%
CRH plc 124,479 11,879,031
Consumer Finance 0.6%
Capital One Financial Corp. 23,889 3,888,890
Containers & Packaging 2.8%
Crown Holdings, Inc. 51,087 4,779,189
International Paper Co.(a) 235,825 13,097,720
17,876,909
Diversified Telecommunication Services 3.5%
AT&T, Inc. 982,508 22,145,730
Electric Utilities 1.2%
Constellation Energy Corp. 28,407 7,469,905
Electrical Equipment 4.5%
AMETEK, Inc. 33,920 6,218,893
GE Vernova , Inc.* 34,638 10,448,899
Hubbell, Inc., Class B 27,528 11,755,282
28,423,074
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity plc 31,770 4,683,533
Entertainment 0.6%
Walt Disney Co. (The) 43,361 4,171,328
Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 48,300 21,779,436
Common Stocks
Shares Value ($)
Financial Services
Voya Financial, Inc. 91,818 7,372,985
29,152,421
Ground Transportation 0.5%
CSX Corp. 88,396 2,973,642
Health Care Equipment & Supplies 7.2%
Alcon AG CHF 69,920 6,429,144
Baxter International, Inc. 184,803 6,597,467
Becton Dickinson & Co. 55,156 12,883,890
Medtronic plc 221,368 19,757,094
45,667,595
Health Care Providers & Services 3.0%
Labcorp Holdings, Inc. 25,601 5,843,940
UnitedHealth Group, Inc. 23,806 13,438,487
19,282,427
Hotels, Restaurants & Leisure 3.3%
International Game
Technology plc 143,538 2,916,692
Las Vegas Sands Corp. 264,187 13,698,096
Royal Caribbean Cruises Ltd. 21,964 4,532,272
21,147,060
Industrial Conglomerates 0.6%
3M Co. 30,240 3,884,932
Insurance 8.5%
Allstate Corp. (The) 52,829 9,853,665
American International Group,
Inc. 101,651 7,713,278
Aon plc, Class A 33,109 12,146,699
Assurant, Inc. 45,680 8,756,856
MetLife, Inc. 78,606 6,164,283
RenaissanceRe Holdings Ltd. 37,316 9,791,718
54,426,499
IT Services 0.9%
International Business
Machines Corp. 27,295 5,642,422
Life Sciences Tools & Services 1.8%
Danaher Corp. 46,322 11,379,463
Media 1.5%
Omnicom Group, Inc. 92,071 9,299,171
Metals & Mining 2.6%
Freeport-McMoRan, Inc. 167,265 7,530,271
Newmont Corp. 203,221 9,234,362
16,764,633
Multi-Utilities 0.9%
Dominion Energy, Inc.(a) 99,129 5,901,149
Oil, Gas & Consumable Fuels 6.6%
ConocoPhillips 85,191 9,331,822
Diamondback Energy, Inc. 48,521 8,577,057
EQT Corp. 293,777 10,734,612
Marathon Petroleum Corp. 19,001 2,764,075
Phillips 66 85,773 10,448,867
41,856,433
Personal Care Products 2.1%
Kenvue , Inc. 587,223 13,465,023
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. 185,136 10,325,035

18 - Statement of Investments - October 31, 2024 - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Sanofi SA, ADR 141,326 7,473,319
17,798,354
Semiconductors & Semiconductor Equipment 1.2%
Applied Materials, Inc. 42,266 7,674,660
Software 0.9%
Dolby Laboratories, Inc., Class
A 83,728 6,103,771
Specialty Retail 0.5%
Best Buy Co., Inc.(a) 35,306 3,192,722
Tobacco 1.5%
Philip Morris International, Inc. 70,999 9,421,567
Total Common Stocks
(cost $442,009,732) 576,388,722
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
11/15/2024 at USD
5,800.00, European Style
Notional Amount: USD
64,471,585
Exchange Traded
*
226 734,500
S&P 500 E-Mini Index
12/20/2024 at USD
5,975.00, American Style
Notional Amount: USD
64,471,585
Exchange Traded
*
226 440,700
S&P 500 E-Mini Index
12/20/2024 at USD
6,000.00, American Style
Notional Amount: USD
32,235,793
Exchange Traded
*
113 185,038
Total Purchased Options
(cost $1,725,702) 1,360,238
Short-Term Investment 2.8%
Shares
U.S. Treasury Obligation 2.8%
U.S. Treasury Bills, 4.43%,
2/6/2025(a) 18,000,000 17,784,733
Total Short-Term Investment
(cost $17,788,630) 17,784,733
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.88%, dated 10/31/2024,
due 11/1/2024,
repurchase price
$526,635, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$537,167.(b)(c) 526,563 526,563
Total Repurchase Agreement
(cost $526,563) 526,563
Total Investments
(cost $462,050,627) — 93.5% 596,060,256
Other assets in excess of liabilities — 6.5% 41,507,848
NET ASSETS — 100.0%
$ 637,568,104
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $25,512,741, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $526,563 and by $25,263,750 of collateral in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from 11/15/2024 – 5/15/2054, a total value of
$25,790,313.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $526,563.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Currency:
CHF Switzerland Franc
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - October 31, 2024 - Statement of Investments - 19
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 547 12/2024 USD 50,747,925 (40,489)
U.S. Treasury Long Bond 685 12/2024 USD 80,808,594 (4,090,368)
Total long contracts (4,130,857)
Short Contracts
S&P 500 E-Mini Index (266) 12/2024 USD (76,322,050) 375,865
Total short contracts 375,865
Net contracts (3,754,992)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - October 31, 2024 - Nationwide Fund
Common Stocks 100 .0%
Shares Value ($)
Aerospace & Defense 1 .2%
Boeing Co. (The)* 46,925 7,006,372
General Dynamics Corp. 21,715 6,332,311
RTX Corp.(a) 57,438 6,949,424
20,288,107
Air Freight & Logistics 0 .8%
CH Robinson Worldwide, Inc. 129,077 13,300,094
Banks 1 .9%
Citizens Financial Group, Inc. 137,868 5,807,000
Wells Fargo & Co. 408,571 26,524,429
32,331,429
Beverages 1 .6%
Coca-Cola Co. (The) 206,127 13,462,154
Constellation Brands, Inc.,
Class A 31,167 7,241,341
Keurig Dr Pepper, Inc. 172,822 5,694,485
Monster Beverage Corp.* 25,294 1,332,488
27,730,468
Biotechnology 1 .2%
AbbVie, Inc. 29,239 5,960,955
Alnylam Pharmaceuticals, Inc.* 6,051 1,613,136
Amgen, Inc. 3,154 1,009,785
Biogen, Inc.* 7,579 1,318,746
Gilead Sciences, Inc. 16,653 1,479,119
Moderna, Inc.* 5,275 286,749
Regeneron Pharmaceuticals,
Inc.* 3,887 3,258,083
Vertex Pharmaceuticals, Inc.* 11,262 5,360,487
20,287,060
Broadline Retail 5 .4%
Amazon.com, Inc.* 453,786 84,585,710
eBay, Inc. 113,084 6,503,461
91,089,171
Building Products 0 .6%
Builders FirstSource, Inc.* 20,430 3,501,702
Johnson Controls International
plc 55,587 4,199,598
Trane Technologies plc 6,573 2,433,062
10,134,362
Capital Markets 4 .2%
Ares Management Corp.,
Class A 138,109 23,158,117
Bank of New York Mellon
Corp. (The) 106,129 7,997,881
KKR & Co., Inc. 130,057 17,979,080
Nasdaq, Inc. 161,466 11,935,567
S&P Global, Inc. 23,168 11,128,980
72,199,625
Chemicals 1 .8%
Celanese Corp., Class A 52,435 6,605,237
FMC Corp. 79,490 5,166,055
Linde plc 30,081 13,721,448
PPG Industries, Inc. 42,261 5,261,917
30,754,657
Commercial Services & Supplies 0 .9%
Clean Harbors, Inc.* 33,744 7,803,637
Waste Connections, Inc. 43,056 7,610,148
15,413,785
Common Stocks
Shares Value ($)
Consumer Finance 1 .0%
American Express Co. 60,032 16,213,443
Consumer Staples Distribution & Retail 0 .2%
US Foods Holding Corp.* 54,744 3,374,968
Containers & Packaging 0 .2%
Crown Holdings, Inc. 35,013 3,275,466
Distributors 0 .4%
Pool Corp. 20,866 7,545,980
Electric Utilities 1 .2%
NextEra Energy, Inc. 81,836 6,485,503
PG&E Corp. 700,657 14,167,285
20,652,788
Electrical Equipment 0 .6%
Emerson Electric Co. 48,374 5,237,453
Vertiv Holdings Co., Class A 44,640 4,878,706
10,116,159
Electronic Equipment, Instruments & Components 0 .5%
Flex Ltd.* 242,589 8,410,561
Entertainment 1 .3%
Netflix, Inc.* 22,551 17,049,233
Spotify Technology SA* 13,860 5,337,486
22,386,719
Financial Services 4 .3%
Berkshire Hathaway, Inc.,
Class B* 69,420 31,302,866
Block, Inc., Class A* 169,628 12,267,497
Corpay, Inc.* 27,165 8,956,844
PayPal Holdings, Inc.* 138,160 10,956,088
Visa, Inc., Class A 36,485 10,575,177
74,058,472
Food Products 0 .1%
Mondelez International, Inc.,
Class A 28,238 1,933,738
Gas Utilities 0 .5%
Atmos Energy Corp.(a) 60,579 8,407,154
Ground Transportation 1 .9%
JB Hunt Transport Services,
Inc. 68,649 12,399,382
Uber Technologies, Inc.*(a) 271,631 19,571,014
31,970,396
Health Care Equipment & Supplies 2 .3%
Align Technology, Inc.* 3,479 713,299
Boston Scientific Corp.* 189,916 15,956,742
Edwards Lifesciences Corp.* 134,239 8,995,356
Intuitive Surgical, Inc.* 26,433 13,318,003
38,983,400
Health Care Providers & Services 3 .1%
Cencora, Inc. 37,177 8,479,330
Centene Corp.* 42,417 2,640,882
Elevance Health, Inc. 12,086 4,904,015
HCA Healthcare, Inc. 17,548 6,295,170
Humana, Inc. 7,188 1,853,282
Labcorp Holdings, Inc. 15,924 3,634,972
Molina Healthcare, Inc.* 8,769 2,816,778
UnitedHealth Group, Inc. 39,970 22,563,065
53,187,494

Nationwide Fund - October 31, 2024 - Statement of Investments - 21
Common Stocks
Shares Value ($)
Health Care REITs 0 .8%
Welltower, Inc. 95,522 12,884,007
Hotels, Restaurants & Leisure 3 .0%
Chipotle Mexican Grill, Inc.,
Class A* 213,725 11,919,443
Domino's Pizza, Inc. 12,853 5,317,672
Marriott International, Inc.,
Class A 45,628 11,864,193
Royal Caribbean Cruises Ltd. 40,764 8,411,651
Starbucks Corp. 134,796 13,169,569
50,682,528
Household Durables 0 .2%
Lennar Corp., Class A 21,001 3,576,470
Independent Power and Renewable Electricity Producers
0 .4%
Vistra Corp. 58,238 7,277,420
Insurance 2 .8%
American International Group,
Inc. 190,570 14,460,451
Arch Capital Group Ltd.* 52,869 5,210,769
Everest Group Ltd. 29,313 10,423,996
Marsh & McLennan Cos., Inc. 26,299 5,739,494
Progressive Corp. (The) 45,710 11,099,759
46,934,469
Interactive Media & Services 5 .3%
Alphabet, Inc., Class A 451,382 77,235,974
Meta Platforms, Inc., Class A 23,994 13,618,515
90,854,489
IT Services 0 .6%
MongoDB, Inc., Class A* 37,724 10,200,570
Life Sciences Tools & Services 1 .5%
Agilent Technologies, Inc. 62,028 8,082,869
Danaher Corp. 56,302 13,831,149
Thermo Fisher Scientific, Inc. 5,309 2,900,413
24,814,431
Machinery 1 .1%
Deere & Co. 10,566 4,275,955
Fortive Corp. 67,784 4,841,811
IDEX Corp. 28,613 6,141,494
Ingersoll Rand, Inc. 34,877 3,348,192
18,607,452
Media 0 .7%
Omnicom Group, Inc. 112,257 11,337,957
Metals & Mining 0 .1%
Nucor Corp. 16,368 2,321,637
Multi-Utilities 0 .9%
Sempra(a) 190,865 15,912,415
Oil, Gas & Consumable Fuels 4 .3%
EQT Corp. 78,520 2,869,121
Exxon Mobil Corp. 293,686 34,296,651
Marathon Petroleum Corp. 64,548 9,389,798
Shell plc, ADR 266,741 18,018,354
Targa Resources Corp. 55,858 9,326,052
73,899,976
Passenger Airlines 0 .9%
Delta Air Lines, Inc. 267,513 15,307,094
Common Stocks
Shares Value ($)
Personal Care Products 1 .6%
Haleon plc, ADR(a) 1,041,044 10,087,717
Kenvue, Inc. 159,038 3,646,741
Puig Brands SA, ADR-ES* 196,278 2,276,825
Unilever plc, ADR-UK 175,799 10,707,917
26,719,200
Pharmaceuticals 4 .0%
AstraZeneca plc, ADR-UK 78,766 5,604,201
Eli Lilly & Co. 35,813 29,715,479
GSK plc, ADR(a) 177,527 6,525,892
Merck & Co., Inc. 183,719 18,798,128
Novartis AG, ADR-CH 20,660 2,239,544
Novo Nordisk A/S, ADR-DK 50,774 5,684,149
68,567,393
Professional Services 0 .9%
Dayforce, Inc.*(a) 153,488 10,889,973
Equifax, Inc. 14,391 3,813,903
14,703,876
Real Estate Management & Development 0 .1%
CoStar Group, Inc.* 20,015 1,456,892
Residential REITs 0 .4%
Camden Property Trust 60,227 6,973,684
Semiconductors & Semiconductor Equipment 11 .8%
Broadcom, Inc. 267,505 45,414,324
Enphase Energy, Inc.* 37,884 3,145,887
First Solar, Inc.* 11,443 2,225,435
KLA Corp. 21,164 14,100,092
NVIDIA Corp. 967,270 128,414,765
NXP Semiconductors NV 31,473 7,380,418
200,680,921
Software 10 .3%
Adobe, Inc.* 40,181 19,209,732
Atlassian Corp., Class A* 21,653 4,082,457
HubSpot, Inc.* 11,496 6,377,866
Microsoft Corp. 254,102 103,254,348
ServiceNow, Inc.* 23,728 22,137,987
Synopsys, Inc.* 38,827 19,941,935
175,004,325
Specialized REITs 0 .5%
Equinix, Inc. 10,138 9,206,115
Specialty Retail 2 .0%
Home Depot, Inc. (The) 20,889 8,225,044
TJX Cos., Inc. (The) 123,473 13,956,153
Tractor Supply Co. 42,032 11,159,916
33,341,113
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 466,993 105,498,389
Tobacco 0 .6%
Philip Morris International, Inc. 82,887 10,999,105
Trading Companies & Distributors 0 .2%
AerCap Holdings NV 38,267 3,579,878
Wireless Telecommunication Services 1 .6%
T-Mobile US, Inc. 118,866 26,526,137
Total Common Stocks
(cost $1,132,235,951) 1,701,913,439

22 - Statement of Investments - October 31, 2024 - Nationwide Fund
Exchange Traded Fund 0 .1%
Shares Value ($)
Equity Fund 0.1%
SPDR S&P 500 ETF Trust 2,858 1,625,173
Total Exchange Traded Fund
(cost $1,626,770) 1,625,173
Repurchase Agreements 0 .8%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $6,839,379,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$6,976,169.(b)(c) 6,838,452 6,838,452
Santander US Capital
Markets,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $4,000,539,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$4,080,550.(b)(c) 4,000,000 4,000,000
Societe Generale,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $2,000,270,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$2,040,001.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $12,838,452) 12,838,452
Total Investments
(cost $1,146,701,173) — 100.9% 1,716,377,064
Liabilities in excess of other assets — (0.9)% (14,602,842)
NET ASSETS — 100.0%
$ 1,701,774,222
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $59,694,112, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,838,452 and by $50,047,954 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from 11/7/2024 – 2/15/2054, a total value of
$62,886,406.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $12,838,452.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
DK Denmark
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2024 - Statement of Investments - 23
Common Stocks 96 .6%
Shares Value ($)
Aerospace & Defense 7 .8%
Axon Enterprise, Inc.* 26,850 11,370,975
HEICO Corp., Class A 37,370 7,175,414
18,546,389
Building Products 2 .9%
Advanced Drainage Systems,
Inc. 35,569 5,331,082
Fortune Brands Innovations,
Inc. 17,051 1,420,860
6,751,942
Capital Markets 3 .8%
Intercontinental Exchange, Inc. 37,266 5,808,651
Raymond James Financial,
Inc. 20,885 3,095,575
8,904,226
Commercial Services & Supplies 6 .6%
Copart, Inc.* 172,241 8,865,245
Rollins, Inc. 142,959 6,739,087
15,604,332
Construction Materials 1 .6%
Vulcan Materials Co. 13,751 3,766,811
Distributors 2 .5%
Pool Corp.(a) 16,058 5,807,215
Electrical Equipment 0 .4%
Generac Holdings, Inc.* 5,494 909,532
Electronic Equipment, Instruments & Components 7 .9%
Amphenol Corp., Class A 155,357 10,412,026
Cognex Corp.(a) 17,687 711,548
Keysight Technologies, Inc.* 39,113 5,828,228
Trimble, Inc.* 27,304 1,651,892
18,603,694
Financial Services 3 .9%
Fiserv, Inc.* 46,407 9,183,945
Food Products 1 .1%
Freshpet, Inc.* 19,669 2,606,929
Ground Transportation 1 .9%
Old Dominion Freight Line,
Inc.(a) 22,750 4,580,030
Health Care Equipment & Supplies 6 .5%
Align Technology, Inc.* 8,062 1,652,952
Cooper Cos., Inc. (The)* 27,393 2,867,499
IDEXX Laboratories, Inc.* 11,366 4,625,053
STERIS plc 27,745 6,155,228
15,300,732
Health Care Providers & Services 0 .8%
HealthEquity, Inc.* 22,878 1,950,349
Household Products 2 .0%
Church & Dwight Co., Inc. 48,180 4,813,664
Insurance 2 .5%
Ryan Specialty Holdings, Inc.,
Class A 88,318 5,817,507
IT Services 5 .0%
EPAM Systems, Inc.* 12,220 2,305,303
Gartner, Inc.* 19,020 9,557,550
11,862,853
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 1 .2%
Repligen Corp.* 21,277 2,856,863
Machinery 2 .5%
IDEX Corp.(a) 27,114 5,819,749
Professional Services 6 .3%
Broadridge Financial
Solutions, Inc. 25,159 5,305,027
SS&C Technologies Holdings,
Inc. 21,792 1,523,915
Verisk Analytics, Inc., Class A 29,538 8,114,679
14,943,621
Real Estate Management & Development 2 .1%
CoStar Group, Inc.* 68,259 4,968,573
Semiconductors & Semiconductor Equipment 2 .0%
Monolithic Power Systems,
Inc. 6,283 4,770,682
Software 15 .0%
ANSYS, Inc.* 7,693 2,464,914
Bentley Systems, Inc., Class B 34,222 1,651,554
BlackLine, Inc.* 15,337 849,209
Cadence Design Systems,
Inc.* 22,082 6,097,282
HubSpot, Inc.* 8,067 4,475,491
Intuit, Inc. 8,066 4,922,680
Roper Technologies, Inc. 11,270 6,060,217
Tyler Technologies, Inc.* 14,885 9,014,207
35,535,554
Specialty Retail 7 .5%
Burlington Stores, Inc.* 21,526 5,333,497
O'Reilly Automotive, Inc.* 8,888 10,249,108
Ulta Beauty, Inc.* 5,516 2,035,294
17,617,899
Textiles, Apparel & Luxury Goods 0 .6%
Lululemon Athletica, Inc.* 4,405 1,312,249
Trading Companies & Distributors 2 .2%
Watsco, Inc. 11,047 5,225,341
Total Common Stocks
(cost $93,995,706) 228,060,681
Exchange Traded Fund 2 .2%
Equity Fund 2.2%
iShares Russell Mid-Cap
Growth ETF(a) 44,115 5,263,361
Total Exchange Traded Fund
(cost $5,371,848) 5,263,361
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0

24 - Statement of Investments - October 31, 2024 - Nationwide Geneva Mid Cap Growth Fund
Repurchase Agreement 2 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $6,889,384,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$7,027,173.(b)(c) 6,888,450 6,888,450
Total Repurchase Agreement
(cost $6,888,450) 6,888,450
Total Investments
(cost $106,271,324) — 101.7% 240,212,492
Liabilities in excess of other assets — (1.7)% (4,105,786)
NET ASSETS — 100.0%
$ 236,106,706
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan
as of October 31, 2024 was $6,991,391, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $6,888,450 and by
$351,171 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 11/7/2024 –
5/15/2054, a total value of $7,239,621.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2024 was
$6,888,450.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide GQG US Quality Equity Fund - October 31, 2024 - Statement of Investments - 25
Common Stocks 98 .0%
Shares Value ($)
Beverages 2 .8%
Coca-Cola Co. (The) 65,384 4,270,229
Broadline Retail 2 .6%
Amazon.com, Inc.* 21,446 3,997,534
Capital Markets 1 .2%
Intercontinental Exchange, Inc. 11,367 1,771,774
State Street Corp. 1,002 92,986
1,864,760
Consumer Staples Distribution & Retail 2 .8%
Walmart, Inc. 52,400 4,294,180
Diversified Telecommunication Services 6 .7%
AT&T, Inc. 357,067 8,048,290
Verizon Communications, Inc. 47,695 2,009,391
10,057,681
Electric Utilities 9 .1%
American Electric Power Co.,
Inc. 43,346 4,280,417
Duke Energy Corp. 27,665 3,188,945
NextEra Energy, Inc. 36,996 2,931,933
Southern Co. (The)(a) 36,387 3,312,309
13,713,604
Entertainment 3 .4%
Netflix, Inc.* 6,713 5,075,229
Financial Services 3 .2%
Visa, Inc., Class A(a) 16,513 4,786,293
Health Care Equipment & Supplies 1 .6%
Intuitive Surgical, Inc.* 4,714 2,375,102
Health Care Providers & Services 8 .1%
Cigna Group (The) 13,267 4,176,584
UnitedHealth Group, Inc. 14,191 8,010,820
12,187,404
Household Products 1 .8%
Procter & Gamble Co. (The) 16,448 2,716,881
Insurance 4 .4%
Allstate Corp. (The) 15,384 2,869,424
Progressive Corp. (The) 15,358 3,729,383
6,598,807
Interactive Media & Services 6 .8%
Meta Platforms, Inc., Class A 18,052 10,245,954
Common Stocks
Shares Value ($)
Multi-Utilities 2 .0%
CMS Energy Corp. 43,632 3,037,223
Oil, Gas & Consumable Fuels 2 .9%
Exxon Mobil Corp. 25,888 3,023,201
Targa Resources Corp. 8,485 1,416,655
4,439,856
Pharmaceuticals 13 .6%
AstraZeneca plc, ADR-UK 39,708 2,825,224
Eli Lilly & Co. 16,849 13,980,289
Johnson & Johnson 18,297 2,924,959
Novo Nordisk A/S, ADR-DK 672 75,230
Sanofi SA, ADR 14,553 769,563
20,575,265
Semiconductors & Semiconductor Equipment 6 .2%
Broadcom, Inc. 14,446 2,452,497
NVIDIA Corp. 52,476 6,966,714
9,419,211
Software 7 .2%
AppLovin Corp., Class A* 29,782 5,044,773
Microsoft Corp. 14,295 5,808,773
10,853,546
Tobacco 11 .6%
British American Tobacco plc,
ADR-UK 77,232 2,701,575
Philip Morris International, Inc. 111,084 14,740,847
17,442,422
Total Investments
(cost $115,202,084) — 98.0% 147,951,181
Other assets in excess of liabilities — 2.0% 3,047,784
NET ASSETS — 100.0%
$ 150,998,965
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of October 31, 2024. The total value of securities on
loan as of October 31, 2024 was $4,814,510, which
was collateralized by $4,867,028 in the form of U.S
Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
11/7/2024 – 5/15/2054.
ADR American Depositary Receipt
DK Denmark
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - October 31, 2024 - Nationwide Loomis All Cap Growth Fund
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 3 .5%
Boeing Co. (The)* 48,104 7,182,408
Air Freight & Logistics 1 .0%
Expeditors International of
Washington, Inc. 17,117 2,036,923
Automobile Components 0 .7%
Mobileye Global, Inc., Class
A*(a) 107,089 1,457,481
Automobiles 5 .8%
Tesla, Inc.* 48,404 12,093,739
Beverages 3 .7%
Boston Beer Co., Inc. (The),
Class A* 4,695 1,366,573
Monster Beverage Corp.* 118,260 6,229,937
7,596,510
Biotechnology 4 .9%
Alnylam Pharmaceuticals, Inc.* 19,551 5,212,101
CRISPR Therapeutics AG*(a) 22,118 1,026,054
Regeneron Pharmaceuticals,
Inc.* 4,523 3,791,179
10,029,334
Broadline Retail 6 .7%
Alibaba Group Holding Ltd.,
ADR-CN 17,744 1,738,557
Amazon.com, Inc.* 65,214 12,155,890
13,894,447
Capital Markets 3 .6%
FactSet Research Systems,
Inc. 5,404 2,453,740
MSCI, Inc., Class A 4,470 2,553,264
SEI Investments Co. 33,734 2,521,954
7,528,958
Entertainment 7 .8%
Netflix, Inc.* 15,484 11,706,369
Walt Disney Co. (The) 46,385 4,462,237
16,168,606
Financial Services 5 .6%
Block, Inc., Class A* 26,020 1,881,766
PayPal Holdings, Inc.* 24,289 1,926,118
Visa, Inc., Class A(a) 26,492 7,678,706
11,486,590
Health Care Equipment & Supplies 1 .2%
Intuitive Surgical, Inc.* 5,087 2,563,034
Health Care Technology 3 .4%
Doximity, Inc., Class A* 82,424 3,440,378
Veeva Systems, Inc., Class A* 16,820 3,512,520
6,952,898
Hotels, Restaurants & Leisure 3 .1%
Starbucks Corp. 34,636 3,383,937
Yum China Holdings, Inc. 36,429 1,606,883
Yum! Brands, Inc. 11,496 1,507,816
6,498,636
Interactive Media & Services 12 .8%
Alphabet, Inc., Class A 50,760 8,685,544
Alphabet, Inc., Class C 10,205 1,762,301
Meta Platforms, Inc., Class A 28,170 15,988,729
26,436,574
Common Stocks
Shares Value ($)
IT Services 1 .6%
Shopify, Inc., Class A* 42,926 3,357,242
Life Sciences Tools & Services 1 .0%
Illumina, Inc.* 14,624 2,107,903
Machinery 0 .5%
Deere & Co. 2,811 1,137,584
Pharmaceuticals 3 .0%
Novartis AG, ADR-CH 13,687 1,483,671
Novo Nordisk A/S, ADR-DK 27,844 3,117,136
Roche Holding AG, ADR 41,374 1,605,725
6,206,532
Semiconductors & Semiconductor Equipment 14 .0%
ARM Holdings plc, ADR*(a) 35,111 4,961,184
NVIDIA Corp. 155,371 20,627,054
QUALCOMM, Inc. 20,653 3,361,689
28,949,927
Software 14 .3%
Autodesk, Inc.* 21,208 6,018,831
Microsoft Corp. 14,129 5,741,319
Oracle Corp. 61,367 10,299,837
Salesforce, Inc. 14,542 4,237,103
Workday, Inc., Class A* 13,646 3,191,117
29,488,207
Textiles, Apparel & Luxury Goods 0 .6%
Under Armour, Inc., Class A* 135,820 1,161,261
Total Common Stocks
(cost $91,088,679) 204,334,794
Repurchase Agreement 3 .4%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $6,927,913,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$7,066,473.(b)(c) 6,926,973 6,926,973
Total Repurchase Agreement
(cost $6,926,973) 6,926,973
Total Investments
(cost $98,015,652) — 102.2% 211,261,767
Liabilities in excess of other assets — (2.2)% (4,540,632)
NET ASSETS — 100.0%
$ 206,721,135

Nationwide Loomis All Cap Growth Fund - October 31, 2024 - Statement of Investments - 27
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $9,056,895, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $6,926,973 and by $2,738,930 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2024 – 5/15/2054, a total value of
$9,665,903.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $6,926,973.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - October 31, 2024 - Nationwide Small Company Growth Fund
Common Stocks 97 .1%
Shares Value ($)
Biotechnology 4 .1%
Vericel Corp.* 102,668 4,521,499
Electrical Equipment 1 .2%
Vicor Corp.* 30,297 1,384,876
Electronic Equipment, Instruments & Components 3 .2%
Cognex Corp.(a) 89,612 3,605,091
Health Care Equipment & Supplies 11 .4%
Glaukos Corp.* 40,083 5,300,977
Inari Medical, Inc.* 10,198 493,583
Inogen, Inc.* 65,905 575,351
Inspire Medical Systems, Inc.* 10,241 1,997,404
OrthoPediatrics Corp.* 71,050 1,884,956
RxSight, Inc.* 18,412 932,752
Tandem Diabetes Care, Inc.* 36,673 1,150,432
UFP Technologies, Inc.*(a) 1,427 381,009
12,716,464
Health Care Technology 4 .5%
Veeva Systems, Inc., Class A* 24,048 5,021,944
Life Sciences Tools & Services 10 .9%
10X Genomics, Inc., Class A* 57,901 928,153
Bio-Techne Corp. 60,398 4,454,352
CryoPort, Inc.* 159,836 1,064,508
Cytek Biosciences, Inc.*(a) 287,061 1,419,517
Repligen Corp.* 31,192 4,188,150
12,054,680
Machinery 3 .9%
Energy Recovery, Inc.* 78,706 1,405,689
Helios Technologies, Inc. 63,465 2,927,640
4,333,329
Professional Services 4 .0%
Paycom Software, Inc. 21,397 4,472,615
Software 51 .5%
Agilysys, Inc.* 19,938 1,994,598
Alarm.com Holdings, Inc.* 80,491 4,292,585
ANSYS, Inc.* 11,983 3,839,473
Appfolio, Inc., Class A* 21,792 4,529,903
Clearwater Analytics Holdings,
Inc., Class A*(a) 70,405 1,838,275
Datadog, Inc., Class A* 41,646 5,224,074
DoubleVerify Holdings, Inc.*(a) 49,355 841,503
Enfusion, Inc., Class A* 248,706 2,215,970
Guidewire Software, Inc.* 27,436 5,110,229
Manhattan Associates, Inc.* 18,368 4,837,397
nCino, Inc.* 75,926 2,832,040
Olo, Inc., Class A* 337,005 1,688,395
PROS Holdings, Inc.* 19,846 392,951
Q2 Holdings, Inc.* 52,973 4,484,694
Smartsheet, Inc., Class A* 97,115 5,479,229
Tyler Technologies, Inc.* 8,194 4,962,204
Vertex, Inc., Class A* 15,118 627,548
Workiva, Inc., Class A* 25,580 2,040,261
57,231,329
Common Stocks
Shares Value ($)
Trading Companies & Distributors 2 .4%
Xometry, Inc., Class A*(a) 132,564 2,608,859
Total Common Stocks
(cost $78,554,560) 107,950,686
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $1,312,793,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$1,339,049.(b)(c) 1,312,615 1,312,615
Total Repurchase Agreement
(cost $1,312,615) 1,312,615
Total Investments
(cost $79,884,624) — 98.3% 109,263,301
Other assets in excess of liabilities — 1.7% 1,857,972
NET ASSETS — 100.0%
$ 111,121,273
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $4,945,077, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,312,615 and by $3,784,582 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from 11/21/2024 – 8/15/2053, a total value of
$5,097,197.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $1,312,615.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

Nationwide WCM Focused Small Cap Fund - October 31, 2024 - Statement of Investments - 29
Common Stocks 95 .9%
Shares Value ($)
Automobile Components 3 .5%
Dorman Products, Inc.* 77,800 8,871,534
Broadline Retail 2 .2%
Ollie's Bargain Outlet
Holdings, Inc.* 58,600 5,381,238
Building Products 11 .1%
American Woodmark Corp.* 54,900 4,979,979
AZEK Co., Inc. (The), Class A* 137,600 6,054,400
CSW Industrials, Inc. 23,000 8,121,300
Hayward Holdings, Inc.* 525,700 8,547,882
27,703,561
Capital Markets 2 .9%
Virtus Investment Partners,
Inc. 33,200 7,183,484
Chemicals 8 .6%
Ashland, Inc. 74,700 6,317,379
Element Solutions, Inc. 472,600 12,807,460
Quaker Chemical Corp. 15,500 2,349,490
21,474,329
Commercial Services & Supplies 2 .2%
UniFirst Corp. 30,700 5,520,167
Construction & Engineering 3 .6%
API Group Corp.*(a) 260,200 8,883,228
Consumer Staples Distribution & Retail 1 .9%
Grocery Outlet Holding Corp.* 325,600 4,656,080
Electronic Equipment, Instruments & Components 4 .5%
ePlus, Inc.* 126,700 11,269,965
Food Products 2 .1%
Lancaster Colony Corp. 29,700 5,155,920
Ground Transportation 2 .9%
Landstar System, Inc. 40,600 7,136,262
Health Care Equipment & Supplies 4 .4%
ICU Medical, Inc.* 64,400 10,995,012
Health Care Providers & Services 14 .3%
Addus HomeCare Corp.* 127,500 15,863,550
AMN Healthcare Services,
Inc.*(a) 186,100 7,060,634
DocGo, Inc.*(a) 710,400 2,493,504
Ensign Group, Inc. (The) 65,700 10,182,843
35,600,531
Hotels, Restaurants & Leisure 2 .7%
Wyndham Hotels & Resorts,
Inc. 76,600 6,765,312
Insurance 4 .6%
Enstar Group Ltd.* 18,900 6,095,250
White Mountains Insurance
Group Ltd. 3,000 5,391,420
11,486,670
Leisure Products 1 .8%
YETI Holdings, Inc.* 128,100 4,510,401
Common Stocks
Shares Value ($)
Machinery 3 .8%
Hillman Solutions Corp.* 895,700 9,494,420
Personal Care Products 2 .5%
Interparfums, Inc. 50,800 6,150,356
Professional Services 5 .6%
Verra Mobility Corp., Class A* 543,000 14,101,710
Real Estate Management & Development 4 .0%
Cushman & Wakefield plc* 732,400 9,924,020
Software 2 .7%
Meridianlink, Inc.* 312,400 6,860,304
Specialty Retail 1 .1%
America's Car-Mart, Inc.*(a) 68,300 2,666,432
Trading Companies & Distributors 2 .9%
Beacon Roofing Supply,
Inc.*(a) 79,900 7,356,393
Total Common Stocks
(cost $183,501,280) 239,147,329
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $3,043,917,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$3,104,796.(b)(c) 3,043,504 3,043,504
Total Repurchase Agreement
(cost $3,043,504) 3,043,504
Total Investments
(cost $186,544,784) — 97.1% 242,190,833
Other assets in excess of liabilities — 2.9% 7,163,900
NET ASSETS — 100.0%
$ 249,354,733
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $6,705,096, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,043,504 and by $3,855,027 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from 11/21/2024 – 8/15/2053, a total value of
$6,898,531.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $3,043,504.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

30 - Statements of Assets and Liabilities - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Assets:
Investment securities, at value
*
$ 107,116,671
Repurchase agreements, at value 3,618,884
Cash 538,693
Deposits with broker for futures contracts —
Interest and dividends receivable 37,635
Security lending income receivable 2,329
Receivable for investments sold 1,328,105
Receivable for capital shares issued —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 22,737
Total Assets 112,665,054
Liabilities:
Payable for investments purchased 1,375,204
Payable for capital shares redeemed —
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 3,618,884
Accrued expenses and other payables:
Investment advisory fees 69,186
Fund administration fees 29,566
Distribution fees 176
Administrative servicing fees 377
Accounting and transfer agent fees 1,459
Trustee fees 301
Custodian fees 555
Compliance program costs (Note 3) 15
Professional fees 15,874
Printing fees 5,912
Other 880
Total Liabilities 5,118,389
Commitments and contingencies (Note 3) —
Net Assets $ 107,546,665
* Includes value of securities on loan (Note 2) 7,369,986
Cost of investment securities 82,350,114
Cost of repurchase agreements 3,618,884
Represented by:
Capital $ 70,651,603
Total distributable earnings (loss) 36,895,062
Net Assets $ 107,546,665

Equity Funds - October 31, 2024 - Statements of Assets and Liabilities - 31
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 188,647,265 $ 1,324,017,365 $ 595,533,693 $ 1,703,538,612 $ 233,324,042
5,104,344 4,464,320 526,563 12,838,452 6,888,450
157,803 51,839,682 36,122,049 11,367,948 5,069,538
— 9,299,998 4,533,112 — —
13,204 889,373 572,576 417,292 21,504
632 4,051 2,193 7,380 372
— — 893,049 496,688 —
44,172 160,650 1,218 38,359 137,717
— — 1,059,696 — —
— 27,431 55,481 — —
23,165 37,155 12,030 30,288 28,745
193,990,585 1,390,740,025 639,311,660 1,728,735,019 245,470,368
— — 558,741 6,152,793 1,853,836
13,757 574,800 106,883 6,889,860 148,231
— 21,638 — — —
5,104,344 4,464,320 526,563 12,838,452 6,888,450
123,255 540,198 327,285 711,602 130,715
32,751 77,788 49,346 90,253 34,381
2,208 15,954 54,392 43,551 17,153
2,022 203,757 401 92,232 49,360
2,709 57,759 44,061 19,634 4,672
532 3,910 1,767 4,794 671
2,316 8,915 4,160 11,617 1,628
23 197 96 240 4
16,223 24,385 19,020 26,398 12,109
6,621 94,142 45,107 66,872 208,171
1,439 12,979 5,734 12,499 14,281
5,308,200 6,100,742 1,743,556 26,960,797 9,363,662
— — — — —
$ 188,682,385 $ 1,384,639,283 $ 637,568,104 $ 1,701,774,222 $ 236,106,706
5,319,499 21,951,097 25,512,741 59,694,112 6,991,391
60,077,791 650,574,117 461,524,064 1,133,862,721 99,382,874
5,104,344 4,464,320 526,563 12,838,452 6,888,450
$ 38,782,965 $ 665,695,381 $ 424,397,091 $ 980,324,585 $ 79,886,424
149,899,420 718,943,902 213,171,013 721,449,637 156,220,282
$ 188,682,385 $ 1,384,639,283 $ 637,568,104 $ 1,701,774,222 $ 236,106,706

32 - Statements of Assets and Liabilities - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Net Assets:
Class A Shares $ 822,203
Class K Shares —
Class M Shares 106,631,030
Class R Shares —
Class R6 Shares 13,907
Eagle Class Shares —
Institutional Service Class Shares 79,525
Total $ 107,546,665
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 48,839
Class K Shares —
Class M Shares 6,287,436
Class R Shares —
Class R6 Shares 820
Eagle Class Shares —
Institutional Service Class Shares 4,678
Total 6,341,773
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 16 .83 (a)
Class K Shares $ —
Class M Shares $ 16 .96
Class R Shares $ —
Class R6 Shares $ 16 .96
Eagle Class Shares $ —
Institutional Service Class Shares $ 17 .00
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 17 .86
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - October 31, 2024 - Statements of Assets and Liabilities - 33
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 10,047,309 $ 72,177,020 $ 1,877,827 $ 201,074,348 $ 79,231,093
— — 631,304,272 — —
167,262,114 — — — —
— 556,038 — 137,744 —
5,126,376 270,807,613 2,769,631 361,809,744 34,064,215
— 973,084,470 8,821 — —
6,246,586 68,014,142 1,607,553 1,138,752,386 122,811,398
$ 188,682,385 $ 1,384,639,283 $ 637,568,104 $ 1,701,774,222 $ 236,106,706
342,622 4,879,647 48,088 5,903,317 6,151,536
— — 16,164,153 — —
5,068,956 — — — —
— 39,606 — 4,233 —
156,082 16,605,776 70,964 10,954,916 2,170,098
— 59,062,374 226 — —
191,237 4,131,902 41,188 34,478,729 8,173,265
5,758,897 84,719,305 16,324,619 51,341,195 16,494,899
$ 29 .32 (a) $ 14 .79 (a) $ 39 .05 (a) $ 34 .06 (a) $ 12 .88 (a)
$ — $ — $ 39 .06 $ — $ —
$ 33 .00 $ — $ — $ — $ —
$ — $ 14 .04 $ — $ 32 .54 $ —
$ 32 .84 $ 16 .31 $ 39 .03 $ 33 .03 $ 15 .70
$ — $ 16 .48 $ 39 .03 $ — $ —
$ 32 .66 $ 16 .46 $ 39 .03 $ 33 .03 $ 15 .03
$ 31 .11 $ 15 .69 $ 41 .43 $ 36 .14 $ 13 .67
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

34 - Statements of Assets and Liabilities - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Assets:
Investment securities, at value
*
$ 147,951,181
Repurchase agreements, at value —
Cash 3,047,983
Interest and dividends receivable 273,963
Security lending income receivable 302
Receivable for capital shares issued 56,514
Receivable for reimbursement from investment adviser (Note 3) 11,406
Prepaid expenses 36,450
Total Assets 151,377,799
Liabilities:
Payable for investments purchased 146,297
Payable for capital shares redeemed 102,667
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 57,396
Fund administration fees 30,759
Distribution fees 9,908
Administrative servicing fees 3,316
Accounting and transfer agent fees 3,806
Trustee fees 423
Custodian fees 739
Compliance program costs (Note 3) 23
Professional fees 15,667
Printing fees 6,525
Other 1,308
Total Liabilities 378,834
Commitments and contingencies (Note 3) —
Net Assets $ 150,998,965
* Includes value of securities on loan (Note 2) 4,814,510
Cost of investment securities 115,202,084
Cost of repurchase agreements —
Represented by:
Capital $ 100,771,680
Total distributable earnings (loss) 50,227,285
Net Assets $ 150,998,965

Equity Funds - October 31, 2024 - Statements of Assets and Liabilities - 35
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 204,334,794 $ 107,950,686 $ 239,147,329
6,926,973 1,312,615 3,043,504
2,591,725 3,378,031 9,895,264
15,366 11,575 119,417
1,838 534 630
8,709 25,870 464,654
15,076 4,128 13,693
26,296 8,440 18,838
213,920,777 112,691,879 252,703,329
— — —
43,670 66,106 41,160
6,926,973 1,312,615 3,043,504
141,672 79,350 160,465
33,490 34,628 35,068
1,552 340 3,401
14,076 30,189 15,155
1,401 965 2,976
573 316 712
1,431 1,652 1,643
27 11 35
15,851 15,315 16,565
15,552 26,452 25,898
3,374 2,667 2,014
7,199,642 1,570,606 3,348,596
— — —
$ 206,721,135 $ 111,121,273 $ 249,354,733
9,056,895 4,945,077 6,705,096
91,088,679 78,572,009 183,501,280
6,926,973 1,312,615 3,043,504
$ 79,948,216 $ 77,528,217 $ 184,427,024
126,772,919 33,593,056 64,927,709
$ 206,721,135 $ 111,121,273 $ 249,354,733

36 - Statements of Assets and Liabilities - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Net Assets:
Class A Shares $ 46,175,906
Class R6 Shares 84,280,578
Eagle Class Shares 16,237,886
Institutional Service Class Shares 4,304,595
Total $ 150,998,965
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 2,718,252
Class R6 Shares 4,956,086
Eagle Class Shares 955,049
Institutional Service Class Shares 253,220
Total 8,882,607
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 16 .99 (a)
Class R6 Shares $ 17 .01
Eagle Class Shares $ 17 .00
Institutional Service Class Shares $ 17 .00
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 18 .03
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - October 31, 2024 - Statements of Assets and Liabilities - 37
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 7,220,402 $ 1,566,219 $ 15,749,207
145,770,548 — 154,277,709
49,177,605 — —
4,552,580 109,555,054 79,327,817
$ 206,721,135 $ 111,121,273 $ 249,354,733
385,530 122,388 504,240
7,522,089 — 4,580,827
2,551,267 — —
235,768 8,291,010 2,381,553
10,694,654 8,413,398 7,466,620
$ 18 .73 (a) $ 12 .80 (a) $ 31 .23 (a)
$ 19 .38 $ — $ 33 .68
$ 19 .28 $ — $ —
$ 19 .31 $ 13 .21 $ 33 .31
$ 19 .87 $ 13 .58 $ 33 .14
5 .75% 5 .75% 5 .75%

38 - Statements of Operations - For the Year Ended October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 2,233,952
Interest income 29,924
Income from securities lending (Note 2) 23,517
Foreign tax withholding (8,581)
Total Income 2,278,812
EXPENSES:
Investment advisory fees 759,302
Fund administration fees 76,148
Distribution fees Class A 2,116
Distribution fees Class C(a) 451
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 624
Administrative servicing fees Class C(a) 5
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class 6
Registration and filing fees 55,926
Professional fees 29,078
Printing fees 4,563
Trustee fees 3,559
Custodian fees 2,872
Accounting and transfer agent fees 6,128
Compliance program costs (Note 3) 419
Other 3,864
Total expenses before fees waived and expenses reimbursed 945,061
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 945,061
NET INVESTMENT INCOME/(LOSS) 1,333,751
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 12,809,651
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 12,809,651
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 13,213,140
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 13,213,140
Net realized/unrealized gains (losses) 26,022,791
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 27,356,542
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - For the Year Ended October 31, 2024 - Statements of Operations - 39
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 750,974 $ 16,720,218 $ 13,091,129 $ 16,789,794 $ 1,005,880
36,329 7,694,757 2,853,239 465,923 213,194
9,831 73,351 28,564 53,187 9,003
(23,873) (4,581) (157,157) (88,331) —
773,261 24,483,745 15,815,775 17,220,573 1,228,077
1,346,928 5,907,886 3,591,048 8,531,401 1,462,223
96,190 384,857 201,762 462,046 96,938
21,651 166,628 4,005 476,545 202,926
1,981 23,455 — 864 10,488
— — 592,660 — —
— 5,013 — 394 —
6,063 59,553 353 152,509 81,177
79 1,408 — 96 839
— 1,804 — 100 —
— 91,808 — — —
7,349 127,048 1,289 868,405 112,805
63,476 83,053 76,501 71,986 49,681
30,834 67,770 21,228 77,496 26,853
6,961 103,435 47,773 51,790 —
6,265 46,003 21,231 55,193 6,587
7,872 38,886 16,958 53,262 5,770
16,484 249,609 192,223 79,601 24,127
741 5,421 2,472 6,683 904
6,047 18,153 18,281 37,063 1,644
1,618,921 7,381,790 4,787,784 10,925,434 2,082,962
— — — (727,704) —
— (333,421) (269,699) — —
1,618,921 7,048,369 4,518,085 10,197,730 2,082,962
(845,660) 17,435,376 11,297,690 7,022,843 (854,885)
22,487,606 68,832,093 85,600,187 167,448,836 24,429,460
— 3,498,636 (9,218,975) — —
— — 41 (1,908) —
22,487,606 72,330,729 76,381,253 167,446,928 24,429,460
44,381,241 298,224,287 57,019,300 277,676,099 30,259,407
— 3,792,796 3,567,476 — —
44,381,241 302,017,083 60,586,776 277,676,099 30,259,407
66,868,847 374,347,812 136,968,029 445,123,027 54,688,867
$ 66,023,187 $ 391,783,188 $ 148,265,719 $ 452,145,870 $ 53,833,982

40 - Statements of Operations - For the Year Ended October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
INVESTMENT INCOME:
Dividend income $ 1,590,611
Interest income 163,558
Income from securities lending (Note 2) 11,610
Foreign tax withholding (29,684)
Total Income 1,736,095
EXPENSES:
Investment advisory fees 572,869
Fund administration fees 75,696
Distribution fees Class A 82,410
Distribution fees Class C(a) —
Administrative servicing fees Class A 25,908
Administrative servicing fees Class C(a) —
Administrative servicing fees Eagle Class 10,741
Administrative servicing fees Institutional Service Class 4,307
Registration and filing fees 61,209
Professional fees 28,608
Printing fees 6,976
Trustee fees 4,601
Custodian fees 4,081
Accounting and transfer agent fees 15,766
Compliance program costs (Note 3) 532
Other 1,059
Total expenses before fees waived and expenses reimbursed 894,763
Administrative servicing fees waived - Class A (Note 3) (6,592)
Expenses reimbursed by adviser (Note 3) (146,886)
Net Expenses 741,285
NET INVESTMENT INCOME/(LOSS) 994,810
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 20,714,709
Foreign currency transactions (Note 2) (276)
Net realized gains (losses) 20,714,433
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 17,642,535
Net change in unrealized appreciation/depreciation 17,642,535
Net realized/unrealized gains (losses) 38,356,968
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 39,351,778
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - For the Year Ended October 31, 2024 - Statements of Operations - 41
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 897,156 $ 119,792 $ 1,110,221
209,269 175,723 480,492
35,436 12,567 9,331
(29,433) — —
1,112,428 308,082 1,600,044
1,583,777 1,049,218 1,769,632
100,894 81,597 110,662
17,519 5,167 37,799
— — 6,805
14,173 2,893 16,496
— — 817
45,948 — —
2,566 288,337 62,138
57,843 36,807 52,554
31,766 33,291 34,467
4,660 — 27,333
6,903 4,299 8,403
6,644 54 4,977
6,254 4,330 13,269
819 520 980
1,923 1,134 5,701
1,881,689 1,507,647 2,152,033
— — —
(176,302) (36,755) (138,711)
1,705,387 1,470,892 2,013,322
(592,959) (1,162,810) (413,278)
19,010,561 8,946,022 12,585,780
— — —
19,010,561 8,946,022 12,585,780
52,308,080 18,435,983 41,989,903
52,308,080 18,435,983 41,989,903
71,318,641 27,382,005 54,575,683
$ 70,725,682 $ 26,219,195 $ 54,162,405

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income/(loss) $ 1,333,751 $ 1,121,989
Net realized gains 12,809,651 1,148,572
Net change in unrealized appreciation/depreciation 13,213,140 (9,202,816)
Change in net assets resulting from operations 27,356,542 (6,932,255)
Distributions to Shareholders From:
Distributable earnings:
Class A (19,981) (22,433)
Class C(a) (3,659) (4,581)
Class M (2,770,150) (3,062,802)
Class R — —
Class R6 (352) (341)
Eagle Class — —
Institutional Service Class (2,187) (4,520)
Change in net assets from shareholder distributions (2,796,329) (3,094,677)
Change in net assets from capital transactions (1,084,592) (1,379,262)
Change in net assets 23,475,621 (11,406,194)
Net Assets:
Beginning of year 84,071,044 95,477,238
End of year $ 107,546,665 $ 84,071,044

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 43
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ (845,660) $ (419,598) $ 17,435,376 $ 17,054,391
22,487,606 10,008,191 72,330,729 24,395,484
44,381,241 23,815,660 302,017,083 44,182,110
66,023,187 33,404,253 391,783,188 85,631,985
(481,362) (405,416) (768,492) (687,903)
(64,864) (107,354) (61,651) (155,983)
(9,062,079) (10,295,392) — —
— — (8,530) (10,530)
(220,611) (210,535) (3,319,036) (3,043,858)
— — (12,268,361) (11,834,741)
(253,324) (196,545) (922,895) (1,149,532)
(10,082,240) (11,215,242) (17,348,965) (16,882,547)
(2,127,260) 257,750 (84,474,965) (87,268,330)
53,813,687 22,446,761 289,959,258 (18,518,892)
134,868,698 112,421,937 1,094,680,025 1,113,198,917
$ 188,682,385 $ 134,868,698 $ 1,384,639,283 $ 1,094,680,025

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 277,769 $ 231,143
Proceeds from shares issued from class conversion (Note 1)(a) — 3,760
Dividends reinvested 19,432 21,694
Cost of shares redeemed (445,618) (228,286)
Total Class A Shares (148,417) 28,311
Class C Shares
Proceeds from shares issued — —
Dividends reinvested 3,659 4,581
Cost of shares redeemed in class conversion (Note 1)(a) — (3,760)
Cost of shares redeemed (165,572) (11,779)
Total Class C Shares (161,913) (10,958)
Class M Shares
Proceeds from shares issued 5,905,071 4,245,086
Dividends reinvested 2,740,806 3,030,562
Cost of shares redeemed (9,412,206) (8,609,226)
Total Class M Shares (766,329) (1,333,578)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued — 1,620
Dividends reinvested 352 341
Cost of shares redeemed — (350)
Total Class R6 Shares 352 1,611
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 27,873 87,000
Dividends reinvested 2,187 4,520
Cost of shares redeemed (38,345) (156,168)
Total Institutional Service Class Shares (8,285) (64,648)
Change in net assets from capital transactions $ (1,084,592) $ (1,379,262)

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 45
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 5,253,769 $ 1,551,924 $ 13,626,639 $ 5,161,334
4,931 31,155 6,120 68,197
466,725 388,635 738,037 659,726
(3,149,230) (1,292,367) (10,560,206) (8,308,399)
2,576,195 679,347 3,810,590 (2,419,142)
76,475 144,720 188,364 1,096,083
64,864 105,985 60,451 153,708
(4,931) (31,155) (6,120) (68,197)
(917,424) (895,788) (9,433,268) (2,147,292)
(781,016) (676,238) (9,190,573) (965,698)
5,899,040 4,066,197 — —
8,845,512 10,047,658 — —
(20,892,563) (15,201,228) — —
(6,148,011) (1,087,373) — —
— — 434,098 165,421
— — 8,530 10,530
— — (1,185,256) (357,781)
— — (742,628) (181,830)
1,972,704 1,439,753 28,769,646 4,564,430
220,611 210,535 3,291,711 3,008,239
(1,262,802) (1,189,488) (25,165,210) (18,158,356)
930,513 460,800 6,896,147 (10,585,687)
— — 5,123,241 2,453,395
— — 11,849,821 11,420,903
— — (72,235,754) (61,053,749)
— — (55,262,692) (47,179,451)
2,911,214 1,240,757 13,214,057 17,362,208
253,324 196,545 920,695 1,146,559
(1,869,479) (556,088) (44,120,561) (44,445,289)
1,295,059 881,214 (29,985,809) (25,936,522)
$ (2,127,260) $ 257,750 $ (84,474,965) $ (87,268,330)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 18,115 17,060
Issued in class conversion (Note 1)(a) — 249
Reinvested 1,262 1,564
Redeemed (28,756) (16,570)
Total Class A Shares (9,379) 2,303
Class C Shares
Issued — —
Reinvested 272 372
Redeemed in class conversion (Note 1)(a) — (280)
Redeemed (12,445) (909)
Total Class C Shares (12,173) (817)
Class M Shares
Issued 372,884 307,622
Reinvested 176,704 217,086
Redeemed (590,922) (617,232)
Total Class M Shares (41,334) (92,524)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued — 110
Reinvested 23 24
Redeemed — (26)
Total Class R6 Shares 23 108
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 1,723 5,701
Reinvested 141 323
Redeemed (2,265) (11,060)
Total Institutional Service Class Shares (401) (5,036)
Total change in shares (63,264) (95,966)
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 47
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
195,014 77,305 1,019,246 459,397
213 1,413 503 5,981
19,971 24,079 55,308 60,362
(115,014) (64,691) (768,250) (747,562)
100,184 38,106 306,807 (221,822)
4,132 10,505 27,773 177,312
3,700 8,499 8,799 25,036
(285) (1,834) (902) (10,634)
(46,088) (56,286) (1,292,799) (346,718)
(38,541) (39,116) (1,257,129) (155,004)
192,162 189,955 — —
337,357 560,695 — —
(700,948) (756,239) — —
(171,429) (5,589) — —
— — 34,170 15,708
— — 681 1,017
— — (90,198) (35,402)
— — (55,347) (18,677)
66,008 67,430 1,948,940 383,265
8,453 11,801 223,563 249,952
(43,799) (58,839) (1,681,909) (1,518,072)
30,662 20,392 490,594 (884,855)
— — 362,636 200,505
— — 798,181 940,228
— — (4,848,532) (4,966,322)
— — (3,687,715) (3,825,589)
100,915 54,308 906,363 1,435,319
9,747 11,054 62,468 95,100
(61,637) (27,685) (2,930,568) (3,678,523)
49,025 37,677 (1,961,737) (2,148,104)
(30,099) 51,470 (6,164,527) (7,254,051)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income/(loss) $ 11,297,690 $ 9,926,395
Net realized gains 76,381,253 18,108,022
Net change in unrealized appreciation/depreciation 60,586,776 (16,105,674)
Change in net assets resulting from operations 148,265,719 11,928,743
Distributions to Shareholders From:
Distributable earnings:
Class A (56,731) (101,599)
Class C(a) — —
Class K (23,274,319) (58,639,449)
Class R — —
Class R6 (76,234) (28,478)
Eagle Class (315) (11,210)
Institutional Service Class (54,907) (91,708)
Change in net assets from shareholder distributions (23,462,506) (58,872,444)
Change in net assets from capital transactions (24,356,562) 13,208,097
Change in net assets 100,446,651 (33,735,604)
Net Assets:
Beginning of year 537,121,453 570,857,057
End of year $ 637,568,104 $ 537,121,453

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 49
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 7,022,843 $ 8,515,112 $ (854,885) $ (791,032)
167,446,928 37,457,008 24,429,460 30,566,531
277,676,099 58,075,434 30,259,407 (20,501,574)
452,145,870 104,047,554 53,833,982 9,273,925
(4,915,269) (5,682,675) (11,581,563) (21,236,164)
(9,194) (14,435) (1,638,050) (2,745,996)
— — — —
(1,133) (918) — —
(10,646,337) (1,531,153) (3,164,591) (5,223,701)
— — — —
(31,724,251) (34,126,946) (14,094,161) (26,155,273)
(47,296,184) (41,356,127) (30,478,365) (55,361,134)
197,633,916 (2,720,909) 16,361,387 2,358,827
602,483,602 59,970,518 39,717,004 (43,728,382)
1,099,290,620 1,039,320,102 196,389,702 240,118,084
$ 1,701,774,222 $ 1,099,290,620 $ 236,106,706 $ 196,389,702

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 651,181 $ 1,018,754
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 56,223 99,236
Cost of shares redeemed (441,866) (681,926)
Total Class A Shares 265,538 436,064
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 2,775,009 2,847,603
Dividends reinvested 22,544,512 56,879,844
Cost of shares redeemed (50,996,708) (48,897,674)
Total Class K Shares (25,677,187) 10,829,773
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 1,783,756 3,434,275
Dividends reinvested 76,234 28,478
Cost of shares redeemed (1,032,655) (2,014,867)
Total Class R6 Shares 827,335 1,447,886
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 315 11,210
Cost of shares redeemed — (108,555)
Total Eagle Class Shares 315 (97,345)
Institutional Service Class Shares
Proceeds from shares issued 704,008 1,174,074
Dividends reinvested 54,907 65,968
Cost of shares redeemed (531,478) (648,323)
Total Institutional Service Class Shares 227,437 591,719
Change in net assets from capital transactions $ (24,356,562) $ 13,208,097

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 51
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 10,358,479 $ 2,868,638 $ 6,986,403 $ 4,591,055
1,453 4,301 1,522 6,702
4,870,141 5,628,057 11,442,687 20,800,364
(21,250,483) (19,136,709) (18,281,005) (19,522,156)
(6,020,410) (10,635,713) 149,607 5,875,965
3,907 9,745 19,024 372,991
9,194 13,279 1,631,935 2,730,293
(1,453) (4,301) (1,522) (6,702)
(364,726) (125,790) (4,308,647) (2,786,437)
(353,078) (107,067) (2,659,210) 310,145
— — — —
— — — —
— — — —
— — — —
88,078 6,201 — —
1,133 918 — —
(553) — — —
88,658 7,119 — —
328,254,688 8,266,237 12,229,340 4,631,186
10,646,337 1,531,153 3,163,793 5,158,741
(68,680,651) (33,139,681) (6,687,450) (10,941,197)
270,220,374 (23,342,291) 8,705,683 (1,151,270)
— — — —
— — — —
— — — —
— — — —
43,401,863 151,981,823 25,276,924 25,328,038
31,148,479 33,431,829 13,825,860 25,722,165
(140,851,970) (154,056,609) (28,937,477) (53,726,216)
(66,301,628) 31,357,043 10,165,307 (2,676,013)
$ 197,633,916 $ (2,720,909) $ 16,361,387 $ 2,358,827

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 17,715 31,529
Issued in class conversion (Note 1)(a) — —
Reinvested 1,656 3,085
Redeemed (11,869) (21,365)
Total Class A Shares 7,502 13,249
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 78,799 86,306
Reinvested 664,564 1,768,000
Redeemed (1,437,982) (1,489,769)
Total Class K Shares (694,619) 364,537
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 52,230 106,537
Reinvested 2,217 882
Redeemed (29,440) (62,523)
Total Class R6 Shares 25,007 44,896
Eagle Class Shares
Issued — —
Reinvested 9 349
Redeemed — (3,410)
Total Eagle Class Shares 9 (3,061)
Institutional Service Class Shares
Issued 20,329 36,051
Reinvested 1,612 2,051
Redeemed (14,637) (19,852)
Total Institutional Service Class Shares 7,304 18,250
Total change in shares (654,797) 437,871
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 53
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
328,303 112,341 562,867 366,730
51 166 126 537
170,191 232,942 977,172 1,822,994
(687,078) (740,347) (1,471,652) (1,526,886)
(188,533) (394,898) 68,513 663,375
158 426 5,630 91,655
375 635 639,974 722,300
(59) (192) (549) (1,608)
(13,919) (5,396) (1,555,124) (631,563)
(13,445) (4,527) (910,069) 180,784
— — — —
— — — —
— — — —
— — — —
2,857 250 — —
41 40 — —
(18) — — —
2,880 290 — —
12,159,169 340,570 804,501 316,275
380,347 65,122 222,333 382,980
(2,253,180) (1,259,189) (438,495) (678,712)
10,286,336 (853,497) 588,339 20,543
— — — —
— — — —
— — — —
— — — —
1,429,051 6,154,321 1,715,190 1,844,161
1,114,733 1,419,759 1,014,370 1,981,677
(4,749,548) (6,128,533) (2,017,421) (3,652,051)
(2,205,764) 1,445,547 712,139 173,787
7,881,474 192,915 458,922 1,038,489

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income/(loss) $ 994,810 $ 886,631
Net realized gains 20,714,433 617,313
Net change in unrealized appreciation/depreciation 17,642,535 4,239,988
Change in net assets resulting from operations 39,351,778 5,743,932
Distributions to Shareholders From:
Distributable earnings:
Class A (110,776) (62,393)
Class R6 (472,536) (883,238)
Eagle Class (54,868) (8,838)
Institutional Service Class (6,721) (11,525)
Change in net assets from shareholder distributions (644,901) (965,994)
Change in net assets from capital transactions 15,421,234 32,134,932
Change in net assets 54,128,111 36,912,870
Net Assets:
Beginning of year 96,870,854 59,957,984
End of year $ 150,998,965 $ 96,870,854
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 24,932,450 $ 1,640,733
Proceeds from shares issued from merger (Note 11) — 19,844,960
Dividends reinvested 109,274 61,241
Cost of shares redeemed (7,997,672) (4,041,442)
Total Class A Shares 17,044,052 17,505,492
Class R6 Shares
Proceeds from shares issued 6,613,384 42,699,116
Proceeds from shares issued from merger (Note 11) — 851,856
Dividends reinvested 472,536 883,238
Cost of shares redeemed (23,962,549) (31,556,701)
Total Class R6 Shares (16,876,629) 12,877,509
Eagle Class Shares
Proceeds from shares issued 25,743,188 556,644
Proceeds from shares issued from merger (Note 11) — 2,508,024
Dividends reinvested 54,853 8,831
In-kind Redemption (Note 3) — —
Cost of shares redeemed (14,268,454) (524,773)
Total Eagle Class Shares 11,529,587 2,548,726
Institutional Service Class Shares
Proceeds from shares issued 5,748,231 60,973
Dividends reinvested 6,721 11,525
Cost of shares redeemed (2,030,728) (869,293)
Total Institutional Service Class Shares 3,724,224 (796,795)
Change in net assets from capital transactions $ 15,421,234 $ 32,134,932

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 55
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ (592,959) $ (788,547) $ (1,162,810) $ (1,276,614)
19,010,561 45,019,118 8,946,022 15,342,152
52,308,080 10,128,131 18,435,983 (20,733,871)
70,725,682 54,358,702 26,219,195 (6,668,333)
(448,801) (405,788) (229,869) (237,274)
(8,696,359) (7,950,021) — —
(2,950,230) (12,576,347) — —
(256,992) (210,327) (13,874,777) (11,696,580)
(12,352,382) (21,142,483) (14,104,646) (11,933,854)
(11,138,428) (143,262,251) (20,325,174) (4,351,951)
47,234,872 (110,046,032) (8,210,625) (22,954,138)
159,486,263 269,532,295 119,331,898 142,286,036
$ 206,721,135 $ 159,486,263 $ 111,121,273 $ 119,331,898
$ 809,093 $ 862,053 $ 198,853 $ 127,468
— — — —
448,801 405,788 222,502 227,167
(1,740,063) (1,475,376) (995,319) (901,164)
(482,169) (207,535) (573,964) (546,529)
13,055,600 17,635,532 — —
— — — —
8,696,359 7,950,021 — —
(30,152,656) (30,251,422) — —
(8,400,697) (4,665,869) — —
6,372,949 13,535,267 — —
— — — —
2,950,230 12,576,347 — —
— (127,656,352) — —
(11,954,007) (36,701,944) — —
(2,630,828) (138,246,682) — —
699,305 399,482 7,828,967 19,872,647
256,992 210,327 13,872,389 11,694,647
(581,031) (751,974) (41,452,566) (35,372,716)
375,266 (142,165) (19,751,210) (3,805,422)
$ (11,138,428) $ (143,262,251) $ (20,325,174) $ (4,351,951)

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 1,512,041 135,387
Issued in merger (Note 11) — 1,765,280
Reinvested 7,230 5,579
Redeemed (506,631) (344,005)
Total Class A Shares 1,012,640 1,562,241
Class R6 Shares
Issued 396,775 3,762,690
Issued in merger (Note 11) — 75,761
Reinvested 31,233 77,964
Redeemed (1,687,553) (2,636,642)
Total Class R6 Shares (1,259,545) 1,279,773
Eagle Class Shares
Issued 1,574,479 47,451
Issued in merger (Note 11) — 223,101
Reinvested 3,400 792
In-kind Redemption (Note 3) — —
Redeemed (849,521) (45,164)
Total Eagle Class Shares 728,358 226,180
Institutional Service Class Shares
Issued 345,993 5,094
Reinvested 414 1,024
Redeemed (120,321) (73,990)
Total Institutional Service Class Shares 226,086 (67,872)
Total change in shares 707,539 3,000,322

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 57
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
49,524 61,536 15,840 9,775
— — — —
30,000 34,742 18,208 19,235
(103,663) (111,574) (80,637) (70,510)
(24,139) (15,296) (46,589) (41,500)
786,002 1,262,590 — —
— — — —
563,966 664,717 — —
(1,720,701) (2,226,570) — —
(370,733) (299,263) — —
374,228 981,727 — —
— — — —
192,197 1,055,063 — —
— (9,416,413) — —
(687,767) (2,705,228) — —
(121,342) (10,084,851) — —
40,609 29,233 613,586 1,497,226
16,720 17,630 1,100,983 964,905
(33,896) (55,523) (3,253,018) (2,640,210)
23,433 (8,660) (1,538,449) (178,079)
(492,781) (10,408,070) (1,585,038) (219,579)

58 - Statements of Changes in Net Assets - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment loss $ (413,278) $ (267,248)
Net realized gains 12,585,780 3,360,373
Net change in unrealized appreciation/depreciation 41,989,903 2,981,108
Change in net assets resulting from operations 54,162,405 6,074,233
Distributions to Shareholders From:
Distributable earnings:
Class A (253,578) (256,318)
Class C(a) (50,747) (62,834)
Class R6 (2,390,978) (2,218,501)
Institutional Service Class (1,431,353) (1,161,480)
Change in net assets from shareholder distributions (4,126,656) (3,699,133)
Change in net assets from capital transactions 13,908,136 937,294
Change in net assets 63,943,885 3,312,394
Net Assets:
Beginning of year 185,410,848 182,098,454
End of year $ 249,354,733 $ 185,410,848
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,405,063 $ 843,400
Proceeds from shares issued from class conversion (Note 1)(a) 165 2,257
Dividends reinvested 239,144 242,060
Cost of shares redeemed (2,473,314) (1,603,455)
Total Class A Shares 1,171,058 (515,738)
Class C Shares
Proceeds from shares issued 122,549 586,514
Dividends reinvested 48,360 61,417
Cost of shares redeemed in class conversion (Note 1)(a) (165) (2,257)
Cost of shares redeemed (2,694,941) (1,091,687)
Total Class C Shares (2,524,197) (446,013)
Class R6 Shares
Proceeds from shares issued 33,942,833 16,927,954
Dividends reinvested 891,570 819,463
Cost of shares redeemed (18,504,657) (21,966,445)
Total Class R6 Shares 16,329,746 (4,219,028)
Institutional Service Class Shares
Proceeds from shares issued 14,772,155 12,741,827
Dividends reinvested 1,386,898 1,126,789
Cost of shares redeemed (17,227,524) (7,750,543)
Total Institutional Service Class Shares (1,068,471) 6,118,073
Change in net assets from capital transactions $ 13,908,136 $ 937,294

Equity Funds - October 31, 2024 - Statements of Changes in Net Assets - 59
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 118,253 31,922
Issued in class conversion (Note 1)(a) 6 82
Reinvested 8,394 9,965
Redeemed (84,223) (60,387)
Total Class A Shares 42,430 (18,418)
Class C Shares
Issued 5,481 26,523
Reinvested 2,058 3,039
Redeemed in class conversion (Note 1)(a) (7) (99)
Redeemed (114,302) (50,301)
Total Class C Shares (106,770) (20,838)
Class R6 Shares
Issued 1,104,796 603,574
Reinvested 29,108 31,494
Redeemed (585,962) (775,024)
Total Class R6 Shares 547,942 (139,956)
Institutional Service Class Shares
Issued 483,886 448,484
Reinvested 45,757 43,725
Redeemed (550,688) (280,791)
Total Institutional Service Class Shares (21,045) 211,418
Total change in shares 462,557 32,206
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

60 - Financial Highlights - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
10/31/2024 $ 13.04 $ 0.15 $ 4.02 $ 4.17 $ (0.24) $ (0.14) $ (0.38) $ 16.83 32.32%(h) $ 822 1.25% 0.98% 1.25% 278.84%
10/31/2023 14.59 0.12 (1.24) (1.12) (0.13) (0.30) (0.43) 13.04 (7.82)% 759 1.29% 0.89% 1.29% 257.75%
10/31/2022 16.82 0.09 (1.52) (1.43) (0.08) (0.72) (0.80) 14.59 (8.82)% 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
10/31/2020 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) 9.97 (10.52)% 225 1.44% 0.89% 1.51% 412.91%
Class M Shares
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84% 106,631 0.93% 1.32% 0.93% 278.84%
10/31/2023 14.69 0.17 (1.25) (1.08) (0.18) (0.30) (0.48) 13.13 (7.52)% 83,094 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) 10.00 (10.23)% 63,365 1.07% 1.32% 1.15% 412.91%
Class R6 Shares
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84%(h) 14 0.94% 1.32% 0.94% 278.84%
10/31/2023 14.70 0.17 (1.26) (1.09) (0.18) (0.30) (0.48) 13.13 (7.59)%(h) 10 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(h) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) 9.99 (10.30)%(h) 10 1.07% 1.29% 1.15% 412.91%
Institutional Service Class Shares
10/31/2024 13.16 0.20 4.07 4.27 (0.29) (0.14) (0.43) 17.00 32.83% 80 0.94% 1.29% 0.94% 278.84%
10/31/2023 14.72 0.17 (1.26) (1.09) (0.17) (0.30) (0.47) 13.16 (7.57)% 67 0.99% 1.23% 0.99% 257.75%
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
10/31/2020 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) 10.02 (10.38)% 94 1.24% 1.07% 1.31% 412.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2024 - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2024 $ 21.07 $ (0.21) $ 10.20 $ 9.99 $ — $ (1.74) $ (1.74) $ 29.32 49.54% $ 10,047 1.20% (0.78)% 1.20% 20.38%
10/31/2023 17.98 (0.12) 5.19 5.07 — (1.98) (1.98) 21.07 31.59% 5,108 1.23% (0.63)% 1.23% 24.71%
10/31/2022 33.86 (0.15) (10.30) (10.45) — (5.43) (5.43) 17.98 (36.57)% 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
10/31/2020 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) 26.91 38.34% 4,894 1.23% (0.43)% 1.23% 25.47%
Class M Shares
10/31/2024 23.45 (0.14) 11.43 11.29 — (1.74) (1.74) 33.00 50.08% 167,262 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.73 (0.07) 5.77 5.70 — (1.98) (1.98) 23.45 32.01% 122,901 0.91% (0.31)% 0.91% 24.71%
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) 28.73 38.77% 147,656 0.93% (0.15)% 0.93% 25.47%
Class R6 Shares
10/31/2024 23.35 (0.14) 11.37 11.23 — (1.74) (1.74) 32.84 50.04% 5,126 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.66 (0.07) 5.74 5.67 — (1.98) (1.98) 23.35 31.97% 2,929 0.91% (0.32)% 0.91% 24.71%
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) 28.64 38.74% 3,742 0.93% (0.14)% 0.93% 25.47%
Institutional Service Class Shares
10/31/2024 23.26 (0.18) 11.32 11.14 — (1.74) (1.74) 32.66 49.83% 6,247 1.01% (0.58)% 1.01% 20.38%
10/31/2023 19.60 (0.09) 5.73 5.64 — (1.98) (1.98) 23.26 31.91% 3,307 0.98% (0.40)% 0.98% 24.71%
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
10/31/2020 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) 28.62 38.60% 2,823 1.05% (0.28)% 1.05% 25.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

62 - Financial Highlights - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 10.98 $ 0.14 $ 3.83 $ 3.97 $ (0.16) $ — $ (0.16) $ 14.79 36.31% $ 72,177 0.84% 1.02% 0.86% 3.54%
10/31/2023 10.36 0.13 0.64 0.77 (0.15) — (0.15) 10.98 7.41% 50,231 0.84% 1.20% 0.87% 2.94%
10/31/2022 13.81 0.07 (2.42) (2.35) (0.08) (1.02) (1.10) 10.36 (18.56)% 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
10/31/2020 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) 9.86 10.28%(g) 51,190 0.81% 0.90% 0.87% 4.39%
Class R Shares
10/31/2024 10.42 0.09 3.64 3.73 (0.11) — (0.11) 14.04 35.88% 556 1.18% 0.71% 1.21% 3.54%
10/31/2023 9.84 0.08 0.60 0.68 (0.10) — (0.10) 10.42 6.96% 990 1.25% 0.79% 1.29% 2.94%
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
10/31/2020 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) 9.43 9.82% 639 1.13% 0.35% 1.21% 4.39%
Class R6 Shares
10/31/2024 12.09 0.20 4.22 4.42 (0.20) — (0.20) 16.31 36.78% 270,808 0.50% 1.36% 0.53% 3.54%
10/31/2023 11.39 0.19 0.69 0.88 (0.18) — (0.18) 12.09 7.78% 194,871 0.50% 1.53% 0.54% 2.94%
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
10/31/2020 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) 10.73 10.60% 191,989 0.50% 1.22% 0.56% 4.39%
Eagle Class Shares
10/31/2024 12.22 0.20 4.26 4.46 (0.20) — (0.20) 16.48 36.70% 973,084 0.51% 1.35% 0.54% 3.54%
10/31/2023 11.50 0.19 0.71 0.90 (0.18) — (0.18) 12.22 7.87% 766,496 0.51% 1.52% 0.55% 2.94%
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
10/31/2020 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) 10.83 10.40% 753,099 0.59% 1.04% 0.64% 4.39%
Institutional Service Class Shares
10/31/2024 12.20 0.18 4.26 4.44 (0.18) — (0.18) 16.46 36.54% 68,014 0.66% 1.21% 0.69% 3.54%
10/31/2023 11.49 0.17 0.70 0.87 (0.16) — (0.16) 12.20 7.61% 74,366 0.67% 1.37% 0.71% 2.94%
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
10/31/2020 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) 10.82 10.50%(g) 105,917 0.61% 1.01% 0.68% 4.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2024 - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 31.63 $ 0.61 $ 8.15 $ 8.76 $ (0.58) $ (0.76) $ (1.34) $ 39.05 28.39% $ 1,878 0.93% 1.70% 0.97% 77.00%
10/31/2023 34.49 0.51 0.13 0.64 (0.52) (2.98) (3.50) 31.63 1.78% 1,284 0.93% 1.55% 0.97% 76.61%
10/31/2022 42.45 0.41 (0.51) (0.10) (0.40) (7.46) (7.86) 34.49 (0.33)%(g) 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
10/31/2020(h) 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) 28.54 (13.88)% 18 1.15% 1.36% 1.23% 76.80%(i)
Class K Shares(j)
10/31/2024 31.63 0.67 8.16 8.83 (0.64) (0.76) (1.40) 39.06 28.63%(g) 631,304 0.75% 1.89% 0.80% 77.00%
10/31/2023 34.51 0.57 0.12 0.69 (0.59) (2.98) (3.57) 31.63 1.93% 533,307 0.76% 1.74% 0.80% 76.61%
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
10/31/2020 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) 28.55 (9.08)% 439,137 0.80% 1.77% 0.86% 76.80%(i)
Class R6 Shares
10/31/2024 31.61 0.70 8.16 8.86 (0.68) (0.76) (1.44) 39.03 28.75% 2,770 0.65% 1.95% 0.70% 77.00%
10/31/2023 34.49 0.59 0.13 0.72 (0.62) (2.98) (3.60) 31.61 2.04%(g) 1,453 0.66% 1.81% 0.70% 76.61%
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
10/31/2020(h) 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) 28.55 (13.51)% 4 0.66% 1.80% 0.74% 76.80%(i)
Eagle Class Shares
10/31/2024 31.61 0.71 8.15 8.86 (0.68) (0.76) (1.44) 39.03 28.76%(g) 9 0.65% 1.98% 0.72% 77.00%
10/31/2023 34.50 0.63 0.09 0.72 (0.63) (2.98) (3.61) 31.61 2.03% 7 0.66% 1.92% 0.70% 76.61%
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
10/31/2020(h) 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) 28.55 (13.59)% 128 0.76% 1.75% 0.85% 76.80%(i)
Institutional Service Class Shares
10/31/2024 31.61 0.67 8.16 8.83 (0.65) (0.76) (1.41) 39.03 28.65%(g) 1,608 0.74% 1.87% 0.78% 77.00%
10/31/2023 34.49 0.58 0.13 0.71 (0.61) (2.98) (3.59) 31.61 1.99%(g) 1,071 0.72% 1.77% 0.76% 76.61%
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
10/31/2020(h) 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) 28.54 (13.69)% 54 0.91% 1.87% 0.99% 76.80%(i)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(i) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

64 - Financial Highlights - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 25.95 $ 0.06 $ 8.88 $ 8.94 $ (0.05) $ (0.78) $ (0.83) $ 34.06 35.05% $ 201,074 0.87% 0.20% 0.91% 83.61%
10/31/2023 24.60 0.15 2.09 2.24 (0.11) (0.78) (0.89) 25.95 9.37% 158,099 0.87% 0.56% 0.92% 72.63%
10/31/2022 33.92 0.12 (5.18) (5.06) (0.08) (4.18) (4.26) 24.60 (17.11)% 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
10/31/2020 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) 25.02 13.03% 165,332 0.88% 0.66% 0.92% 68.55%
Class R Shares
10/31/2024 24.86 (0.05) 8.53 8.48 (0.02) (0.78) (0.80) 32.54 34.71%(g) 138 1.16% (0.17)% 1.21% 83.61%
10/31/2023 23.62 0.06 2.01 2.07 (0.05) (0.78) (0.83) 24.86 9.05%(g) 34 1.14% 0.26% 1.19% 72.63%
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(g) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
10/31/2020 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) 24.22 12.50% 13 1.33% 0.16% 1.38% 68.55%
Class R6 Shares
10/31/2024 25.19 0.16 8.61 8.77 (0.15) (0.78) (0.93) 33.03 35.49% 361,810 0.54% 0.51% 0.58% 83.61%
10/31/2023 23.93 0.24 2.02 2.26 (0.22) (0.78) (1.00) 25.19 9.74% 16,841 0.54% 0.98% 0.59% 72.63%
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
10/31/2020 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) 24.43 13.36% 23,675 0.59% 0.89% 0.63% 68.55%
Institutional Service Class Shares
10/31/2024 25.19 0.14 8.61 8.75 (0.13) (0.78) (0.91) 33.03 35.38% 1,138,752 0.62% 0.45% 0.66% 83.61%
10/31/2023 23.92 0.20 2.04 2.24 (0.19) (0.78) (0.97) 25.19 9.67% 924,015 0.63% 0.78% 0.68% 72.63%
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
10/31/2020 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) 24.43 13.27% 895,601 0.66% 0.87% 0.71% 68.55%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2024 - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2024 $ 11.72 $ (0.07) $ 3.18 $ 3.11 $ — $ (1.95) $ (1.95) $ 12.88 28.15% $ 79,231 1.09% (0.55)% 1.09% 23.32%
10/31/2023 15.41 (0.06) 0.50 0.44 — (4.13) (4.13) 11.72 3.56% 71,264 1.11% (0.50)% 1.11% 20.02%
10/31/2022 29.33 (0.12) (6.30) (6.42) — (7.50) (7.50) 15.41 (28.71)% 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
10/31/2020 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) 20.92 15.03% 96,665 1.19% (0.60)% 1.19% 19.10%
Class R6 Shares
10/31/2024 13.87 (0.03) 3.81 3.78 — (1.95) (1.95) 15.70 28.67%(f) 34,064 0.74% (0.20)% 0.74% 23.32%
10/31/2023 17.44 (0.02) 0.58 0.56 — (4.13) (4.13) 13.87 3.89% 21,938 0.76% (0.16)% 0.76% 20.02%
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(f) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(f) 115,969 0.78% (0.41)% 0.78% 10.64%
10/31/2020 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) 22.70 15.42% 93,819 0.84% (0.24)% 0.84% 19.10%
Institutional Service Class Shares
10/31/2024 13.36 (0.04) 3.66 3.62 — (1.95) (1.95) 15.03 28.55%(f) 122,811 0.84% (0.30)% 0.84% 23.32%
10/31/2023 16.97 (0.04) 0.56 0.52 — (4.13) (4.13) 13.36 3.75% 99,678 0.86% (0.26)% 0.86% 20.02%
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
10/31/2020 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) 22.31 15.31% 312,874 0.97% (0.38)% 0.97% 19.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

66 - Financial Highlights - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 11.84 $ 0.10 $ 5.10 $ 5.20 $ (0.05) $ — $ (0.05) $ 16.99 44.00% $ 46,176 0.80% 0.62% 0.93% 217.11%
10/31/2023 11.58 0.06 0.32 0.38 (0.12) — (0.12) 11.84 3.35% 20,200 0.81% 0.52% 0.94% 204.87%
10/31/2022 12.19 0.15 (0.56) (0.41) (0.18) (0.02) (0.20) 11.58 (3.45)%(g) 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
10/31/2024 11.85 0.13 5.12 5.25 (0.09) — (0.09) 17.01 44.43% 84,281 0.49% 0.83% 0.61% 217.11%
10/31/2023 11.59 0.12 0.30 0.42 (0.16) — (0.16) 11.85 3.68% 73,663 0.49% 1.04% 0.60% 204.87%
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
10/31/2024 11.85 0.14 5.09 5.23 (0.08) — (0.08) 17.00 44.26% 16,238 0.58% 0.86% 0.68% 217.11%
10/31/2023 11.58 0.08 0.34 0.42 (0.15) — (0.15) 11.85 3.68%(g) 2,686 0.58% 0.67% 0.69% 204.87%
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58 (3.30)%(g) 6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
10/31/2024 11.85 0.15 5.06 5.21 (0.06) — (0.06) 17.00 44.05% 4,305 0.74% 0.93% 0.84% 217.11%
10/31/2023 11.59 0.15 0.24 0.39 (0.13) — (0.13) 11.85 3.40% 322 0.74% 1.28% 0.85% 204.87%
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

Equity Funds - October 31, 2024 - Financial Highlights - 67
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 13.90 $ (0.12) $ 6.07 $ 5.95 $ — $ (1.12) $ (1.12) $ 18.73 44.87% $ 7,220 1.27% (0.71)% 1.36% 8.16%
10/31/2023 12.24 (0.11) 2.76 2.65 — (0.99) (0.99) 13.90 23.14% 5,693 1.26% (0.77)% 1.36% 12.63%(g)
10/31/2022 19.11 (0.11) (4.91) (5.02) — (1.85) (1.85) 12.24 (29.04)% 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
10/31/2020 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) 15.11 26.11% 6,420 1.35% (0.54)% 1.38% 25.04%
Class R6 Shares
10/31/2024 14.28 (0.04) 6.26 6.22 — (1.12) (1.12) 19.38 45.61% 145,771 0.82% (0.26)% 0.91% 8.16%
10/31/2023 12.51 (0.05) 2.81 2.76 — (0.99) (0.99) 14.28 23.56% 112,745 0.82% (0.33)% 0.92% 12.63%(g)
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
10/31/2020 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) 15.26 26.76% 188,632 0.85% (0.04)% 0.89% 25.04%
Eagle Class Shares
10/31/2024 14.23 (0.06) 6.23 6.17 — (1.12) (1.12) 19.28 45.41% 49,178 0.92% (0.36)% 1.01% 8.16%
10/31/2023 12.47 (0.05) 2.80 2.75 — (0.99) (0.99) 14.23 23.55% 38,024 0.92% (0.37)% 1.00% 12.63%(g)
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
10/31/2020 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) 15.26 26.62% 182,862 0.95% (0.16)% 0.99% 25.04%
Institutional Service Class Shares
10/31/2024 14.25 (0.06) 6.24 6.18 — (1.12) (1.12) 19.31 45.42% 4,553 0.88% (0.33)% 0.97% 8.16%
10/31/2023 12.48 (0.05) 2.81 2.76 — (0.99) (0.99) 14.25 23.62% 3,025 0.83% (0.33)% 0.93% 12.63%(g)
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
10/31/2020 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) 15.23 26.59%(h) 3,952 0.91% —% 0.94% 25.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind (Note 3).
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

68 - Financial Highlights - October 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Company Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 11.62 $ (0.13) $ 2.75 $ 2.62 $ — $ (1.44) $ (1.44) $ 12.80 23.13% $ 1,566 1.33% (1.08)% 1.36% 8.89%
10/31/2023 13.61 (0.14) (0.68) (0.82) — (1.17) (1.17) 11.62 (6.20)% 1,963 1.33% (1.06)% 1.35% 19.62%
10/31/2022 25.23 (0.21) (8.49) (8.70) — (2.92) (2.92) 13.61 (38.51)% 2,864 1.33% (1.24)% 1.35% 17.88%
10/31/2021 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) 25.23 22.16% 6,711 1.35% (1.19)% 1.35% 9.86%
10/31/2020 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) 23.05 26.87% 7,105 1.35% (1.15)% 1.36% 13.06%
Institutional Service Class Shares
10/31/2024 11.94 (0.12) 2.83 2.71 — (1.44) (1.44) 13.21 23.28% 109,555 1.17% (0.93)% 1.20% 8.89%
10/31/2023 13.93 (0.12) (0.70) (0.82) — (1.17) (1.17) 11.94 (6.04)% 117,369 1.17% (0.90)% 1.18% 19.62%
10/31/2022 25.72 (0.19) (8.68) (8.87) — (2.92) (2.92) 13.93 (38.43)% 139,422 1.18% (1.08)% 1.20% 17.88%
10/31/2021 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) 25.72 22.39% 258,063 1.19% (1.03)% 1.19% 9.86%
10/31/2020 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) 23.41 27.10% 272,095 1.19% (1.06)% 1.20% 13.06%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - October 31, 2024 - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 24.93 $ (0.14) $ 7.00 $ 6.86 $ (0.16) $ (0.40) $ (0.56) $ 31.23 27.72% $ 15,749 1.16% (0.48)% 1.22% 17.79%
10/31/2023 24.71 (0.12) 0.87 0.75 — (0.53) (0.53) 24.93 3.11% 11,512 1.16% (0.44)% 1.23% 19.48%
10/31/2022 28.50 (0.16) (2.96) (3.12) — (0.67) (0.67) 24.71 (11.22)% 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
10/31/2020 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) 20.37 (13.12)% 11,958 1.16% (0.37)% 1.47% 32.23%
Class R6 Shares
10/31/2024 26.78 (0.04) 7.54 7.50 (0.20) (0.40) (0.60) 33.68 28.23% 154,278 0.80% (0.12)% 0.86% 17.79%
10/31/2023 26.42 (0.02) 0.91 0.89 — (0.53) (0.53) 26.78 3.45% 108,013 0.80% (0.08)% 0.87% 19.48%
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
10/31/2020 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) 21.59 (12.83)% 50,134 0.80% (0.29)% 1.00% 32.23%
Institutional Service Class Shares
10/31/2024 26.51 (0.06) 7.45 7.39 (0.19) (0.40) (0.59) 33.31 28.09% 79,328 0.88% (0.20)% 0.94% 17.79%
10/31/2023 26.17 (0.04) 0.91 0.87 — (0.53) (0.53) 26.51 3.40% 63,686 0.88% (0.15)% 0.95% 19.48%
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
10/31/2020 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) 21.43 (12.88)% 48,419 0.91% (0.13)% 1.21% 32.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

70 - Notes to Financial Statements - October 31, 2024 - Equity Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (“U.S. Equity Income”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class K, Class M, Class R, Class R6, Eagle Class and Institutional Service Class
shares. Effective February 12, 2024, Class C shares converted to Class A shares for Cognitive Value, Technology & Science,
U.S. Equity Income, Mid Cap Growth and Focused Small Cap. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except US Quality Equity, is a diversified fund as defined in the 1940 Act. US Quality Equity is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds - October 31, 2024 - Notes to Financial Statements - 71
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

72 - Notes to Financial Statements - October 31, 2024 - Equity Funds
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 105,906,925 $ – $ – $ 105,906,925
Exchange Traded Funds 1,209,746 – – 1,209,746
Repurchase Agreement – 3,618,884 – 3,618,884
Rights – – – –
Total $ 107,116,671 $ 3,618,884 $ – $ 110,735,555
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 188,647,265 $ – $ – $ 188,647,265
Repurchase Agreements – 5,104,344 – 5,104,344
Total $ 188,647,265 $ 5,104,344 $ – $ 193,751,609
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,224,987,478 $ – $ – $ 1,224,987,478
Futures Contracts# 129,079 – – 129,079
Purchased Option 3,189,938 – – 3,189,938
Repurchase Agreements – 4,464,320 – 4,464,320
Short-Term Investment – 95,839,949 – 95,839,949
Total Assets $ 1,228,306,495 $ 100,304,269 $ – $ 1,328,610,764
Liabilities:
Futures Contracts# $ (8,969,470) $ – $ – $ (8,969,470)
Total Liabilities $ (8,969,470) $ – $ – $ (8,969,470)
Total $ 1,219,337,025 $ 100,304,269 $ – $ 1,319,641,294
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 576,388,722 $ – $ – $ 576,388,722
Futures Contracts# 375,865 – – 375,865
Purchased Option 1,360,238 – – 1,360,238

Equity Funds - October 31, 2024 - Notes to Financial Statements - 73
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreement $ – $ 526,563 $ – $ 526,563
Short-Term Investment – 17,784,733 – 17,784,733
Total Assets $ 578,124,825 $ 18,311,296 $ – $ 596,436,121
Liabilities:
Futures Contracts# $ (4,130,857) $ – $ – $ (4,130,857)
Total Liabilities $ (4,130,857) $ – $ – $ (4,130,857)
Total $ 573,993,968 $ 18,311,296 $ – $ 592,305,264
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,701,913,439 $ – $ – $ 1,701,913,439
Exchange Traded Fund 1,625,173 – – 1,625,173
Repurchase Agreements – 12,838,452 – 12,838,452
Total $ 1,703,538,612 $ 12,838,452 $ – $ 1,716,377,064
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 228,060,681 $ – $ – $ 228,060,681
Exchange Traded Fund 5,263,361 – – 5,263,361
Repurchase Agreement – 6,888,450 – 6,888,450
Rights – – – –
Total $ 233,324,042 $ 6,888,450 $ – $ 240,212,492
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 147,951,181 $ – $ – $ 147,951,181
Total $ 147,951,181 $ – $ – $ 147,951,181
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 204,334,794 $ – $ – $ 204,334,794
Repurchase Agreement – 6,926,973 – 6,926,973
Total $ 204,334,794 $ 6,926,973 $ – $ 211,261,767
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 107,950,686 $ – $ – $ 107,950,686
Repurchase Agreement – 1,312,615 – 1,312,615
Rights – – – –
Total $ 107,950,686 $ 1,312,615 $ – $ 109,263,301

74 - Notes to Financial Statements - October 31, 2024 - Equity Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized,
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 239,147,329 $ – $ – $ 239,147,329
Repurchase Agreement – 3,043,504 – 3,043,504
Total $ 239,147,329 $ 3,043,504 $ – $ 242,190,833
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2024, Cognitive Value held three rights investments that were categorized as Level 3 investments which were each valued at $0.
As of October 31, 2024, Mid Cap Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2024, Small Company Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Cognitive Value
Rights Total
Balance as of 10/31/2023 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 21,302 21,302
Purchases — —
Sales (21,302) (21,302)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2024 ** $ — $ —
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Equity Funds - October 31, 2024 - Notes to Financial Statements - 75
that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent

76 - Notes to Financial Statements - October 31, 2024 - Equity Funds
pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2024:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,189,938
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 129,079
Total $ 3,319,017

Equity Funds - October 31, 2024 - Notes to Financial Statements - 77
2
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2024:
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (8,969,470)
Total $ (8,969,470)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,360,238
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 375,865
Total $ 1,736,103
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (40,489)
Interest rate risk Receivable/payable for variation margin on futures contracts (4,090,368)
Total $ (4,130,857)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 25,029,325
Futures Contracts
Equity risk 4,773,306
Interest rate risk (1,274,670)
Total $ 28,527,961
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 11,790,022
Futures Contracts
Equity risk (8,472,366)
Interest rate risk (746,609)
Total $ 2,571,047
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (329,078)
Futures Contracts
Equity risk 165,199
Interest rate risk 3,627,597
Total $ 3,463,718

78 - Notes to Financial Statements - October 31, 2024 - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) Securities Lending
During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (110,112)
Futures Contracts
Equity risk 1,499,999
Interest rate risk 2,067,477
Total $ 3,457,364
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 4,739,181
Average Number of Purchased Option Contracts 1,067
Futures Contracts:
Average Notional Balance Long $ 87,291,883
Average Notional Balance Short $ 3,922,243
U.S. Equity Income
Options:
Average Value Purchased $ 2,135,426
Average Number of Purchased Option Contracts 480
Futures Contracts:
Average Notional Balance Long $ 84,442,110
Average Notional Balance Short $ 68,621,376

Equity Funds - October 31, 2024 - Notes to Financial Statements - 79
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended October 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Cognitive Value $ 3,618,884
Technology & Science 5,104,344
U.S. Core 4,464,320
U.S. Equity Income 526,563
Nationwide Fund 12,838,452
Mid Cap Growth 6,888,450
All Cap Growth 6,926,973
Small Company Growth 1,312,615
Focused Small Cap 3,043,504

80 - Notes to Financial Statements - October 31, 2024 - Equity Funds
or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.88%, dated 10/31/2024, due 11/1/2024, repurchase price $126,577,708, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 11/15/2024 - 11/15/2050; total market value $129,109,299.
Santander US Capital Markets, 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $37,004,985, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.70%, maturing 11/15/2024 - 2/15/2050; total market value
$37,745,084.
Societe Generale , 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $111,014,954, collateralized by U.S. Government
Treasury Securities, ranging from 4.00% - 4.25%, maturing 11/15/2040 - 11/15/2042; total market value $113,220,070.
Cognitive Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,618,884 $ – $ 3,618,884 $ (3,618,884) $ –
Total $ 3,618,884 $ – $ 3,618,884 $ (3,618,884) $ –
Technology & Science
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 104,344 $ – $ 104,344 $ (104,344) $ –
Santander US Capital
Markets 5,000,000 – 5,000,000 (5,000,000) –
Total $ 5,104,344 $ – $ 5,104,344 $ (5,104,344) $ –

Equity Funds - October 31, 2024 - Notes to Financial Statements - 81
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,464,320 $ – $ 1,464,320 $ (1,464,320) $ –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Total $ 4,464,320 $ – $ 4,464,320 $ (4,464,320) $ –
U.S. Equity Income
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 526,563 $ – $ 526,563 $ (526,563) $ –
Total $ 526,563 $ – $ 526,563 $ (526,563) $ –
Nationwide Fund
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,838,452 $ – $ 6,838,452 $ (6,838,452) $ –
Santander US Capital
Markets 4,000,000 – 4,000,000 (4,000,000) –
Societe Generale 2,000,000 – 2,000,000 (2,000,000) –
Total $ 12,838,452 $ – $ 12,838,452 $ (12,838,452) $ –

82 - Notes to Financial Statements - October 31, 2024 - Equity Funds
Mid Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,888,450 $ – $ 6,888,450 $ (6,888,450) $ –
Total $ 6,888,450 $ – $ 6,888,450 $ (6,888,450) $ –
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,926,973 $ – $ 6,926,973 $ (6,926,973) $ –
Total $ 6,926,973 $ – $ 6,926,973 $ (6,926,973) $ –
Small Company Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,312,615 $ – $ 1,312,615 $ (1,312,615) $ –
Total $ 1,312,615 $ – $ 1,312,615 $ (1,312,615) $ –

Equity Funds - October 31, 2024 - Notes to Financial Statements - 83
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Focused Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,043,504 $ – $ 3,043,504 $ (3,043,504) $ –
Total $ 3,043,504 $ – $ 3,043,504 $ (3,043,504) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

84 - Notes to Financial Statements - October 31, 2024 - Equity Funds
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, net operating losses, net operating loss netting to short-term gains, reclassifications due to corporate actions, and tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals, investments in PFICs, mark-to-market adjustments on futures, and mark-to-market adjustments on options.
These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2024 were as follows:
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Cognitive Value $ – $ –
Technology & Science (413,649) 413,649
U.S. Core – –
U.S. Equity Income – –
Nationwide Fund – –
Mid Cap Growth – –
US Quality Equity 2,177,238 (2,177,238)
All Cap Growth 1,182,245 (1,182,245)
Small Company Growth (1,117,501) 1,117,501
Focused Small Cap – –

Equity Funds - October 31, 2024 - Notes to Financial Statements - 85
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2026.
Fund Subadviser
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
U.S. Core Newton Investment Management North America, LLC ("Newton US")
U.S. Equity Income Newton US
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
U.S. Equity Income Up to $1 billion 0.60%
$1 billion and more 0.575%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%

86 - Notes to Financial Statements - October 31, 2024 - Equity Funds
During the year ended October 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2024, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Amount
Nationwide Fund $ 727,704
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Cognitive Value 0.75 % N/A 0.75%
Technology & Science 0.75 N/A 0.75
U.S. Core 0.45 N/A 0.42
U.S. Equity Income 0.60 N/A 0.55
Nationwide Fund 0.53 0.48% 0.48
Mid Cap Growth 0.64 N/A 0.64
US Quality Equity 0.45 N/A 0.33
All Cap Growth 0.80 N/A 0.71
Small Company Growth 0.84 N/A 0.81
Focused Small Cap 0.74 N/A 0.69
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05
U.S. Core All Classes 0.50
U.S. Equity Income All Classes 0.60 (a)
Mid Cap Growth All Classes 0.98
US Quality Equity All Classes 0.49
All Cap Growth All Classes 0.82
Small Company Growth All Classes 0.94
Focused Small Cap All Classes 0.80
(a) Effective October 1, 2024, prior to this the expense limitation rate was 0.66%.

Equity Funds - October 31, 2024 - Notes to Financial Statements - 87
As of October 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2024, NFM earned an aggregate of $1,686,790 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2024, the Funds’ aggregate portion of such costs amounted to $19,491.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Cognitive Value $ — $ — $ — $ —
Technology & Science — — — —
U.S. Core 424,302 401,090 333,421 1,158,813
U.S. Equity Income 313,979 224,254 269,699 807,932
Nationwide Fund — — — —
Mid Cap Growth — — — —
US Quality Equity 193,588 102,705 146,886 443,179
All Cap Growth 156,534 194,624 176,302 527,460
Small Company Growth 24,586 20,993 36,755 82,334
Focused Small Cap 149,696 139,059 138,711 427,466
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

88 - Notes to Financial Statements - October 31, 2024 - Equity Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2024, the Funds imposed aggregate front-end sales charges of $60,166. From these fees, NFD retained a portion amounting to $7,799.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the year ended October 31,
2024, the Funds imposed aggregate CDSCs of $58. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2024, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class R
Shares (a)
Class K
Shares
Cognitive Value 0.25% N/A N/A
Technology & Science 0.25 N/A N/A
U.S. Core 0.25 0.50% N/A
U.S. Equity Income 0.25 N/A 0.10%
Nationwide Fund 0.25 0.50 N/A
Mid Cap Growth 0.25 N/A N/A
US Quality Equity 0.25 N/A N/A
All Cap Growth 0.25 N/A N/A
Small Company Growth 0.25 N/A N/A
Focused Small Cap 0.25 N/A N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Cognitive Value 0.07% 0.00 N/A N/A 0.01%
Technology & Science 0.07 0.01 % N/A N/A 0.13
U.S. Core 0.09 0.02 0.18% 0.01% 0.16
U.S. Equity Income 0.02 N/A N/A N/A 0.08
Nationwide Fund 0.08 0.03 0.13 N/A 0.08
Mid Cap Growth 0.10 0.02 N/A N/A 0.10
US Quality Equity 0.08 N/A N/A 0.09 0.25
All Cap Growth 0.20 N/A N/A 0.10 0.06
Small Company Growth 0.14 N/A N/A N/A 0.23
Focused Small Cap 0.11 0.03 N/A N/A 0.08
N/A — Not Applicable.

Equity Funds - October 31, 2024 - Notes to Financial Statements - 89
For the year ended October 31, 2024, each Fund’s total administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until January 23, 2025:
During the year ended October 31, 2024, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
As of October 31, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2024 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
For the year ended October 31, 2024, the Funds did not engage in cross trades.
Fund Amount
Cognitive Value $ 635
Technology & Science 13,491
U.S. Core 281,621
U.S. Equity Income 1,642
Nationwide Fund 1,021,110
Mid Cap Growth 194,821
US Quality Equity 40,956
All Cap Growth 62,687
Small Company Growth 291,230
Focused Small Cap 79,451
Fund
Class A
Shares
US Quality Equity 0.02%
Fund Amount
US Quality Equity $ 6,592
Fund
% of Shares
Outstanding
Owned
Cognitive Value 0.01%
Technology & Science —
U.S. Core 0.48
U.S. Equity Income —
Nationwide Fund 28.21
Mid Cap Growth —
US Quality Equity 44.99
All Cap Growth 24.24
Small Company Growth 88.98
Focused Small Cap —

90 - Notes to Financial Statements - October 31, 2024 - Equity Funds
On April 10, 2023, shares of certain Funds were redeemed for investments. The amount of in-kind redemptions is included in capital transactions and share transactions in the accompanying Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended October 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
All Cap Growth
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Eagle Class 4/10/2023 $ 128,880,561 9,416,413 $ 127,656,352 $ 1,224,209 $ 32,518,323
Fund Purchases
*
Sales
*
Cognitive Value $ 281,044,977 $ 282,852,425
Technology & Science 35,969,138 48,622,906
U.S. Core 40,826,739 122,740,605
U.S. Equity Income 417,665,754 456,762,032
Nationwide Fund 1,492,266,866 1,326,573,432
Mid Cap Growth 51,338,439 62,890,391
US Quality Equity 280,022,954 266,809,800
All Cap Growth 15,690,145 39,902,081
Small Company Growth 10,755,909 44,995,158
Focused Small Cap 59,910,275 40,147,938
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds - October 31, 2024 - Notes to Financial Statements - 91
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

92 - Notes to Financial Statements - October 31, 2024 - Equity Funds
9. Other
As of October 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2024, the Funds recaptured the following amounts of brokerage commissions:
11. Mergers
At close of business on January 20, 2023, Nationwide GQG US Quality Equity Fund (“Acquiring Fund”) acquired all of the net assets of Diamond Hill Large Cap Concentrated Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on September 14, 2022. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 2,064,142 shares of the Acquiring Fund, valued at $23,204,840, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $22,376,680 and identified cost of $22,328,423 at January 20, 2023, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $59,593,517. The net assets of the Acquiring Fund immediately following the acquisition were $82,798,357. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Class R6 shares of the Target
Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Class C and Institutional Service Class shares of the Target Fund received a number of shares proportional to their ownership of Class A and Eagle Class of the Acquiring Fund.
Fund % of Shares
Number of
Accounts
Cognitive Value 90.98% 1
Technology & Science 80.35 1
U.S. Core 25.31 2
U.S. Equity Income 15.71 1
Nationwide Fund 51.05 3(a)
Mid Cap Growth 16.43 1
US Quality Equity 30.92 2(a)
All Cap Growth 81.01 3(a)
Small Company Growth 87.23 2(a)
Focused Small Cap 39.85 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Nationwide Fund $ 22,235
Mid Cap Growth 14,623
All Cap Growth 1,955
Small Company Growth 4,505
Focused Small Cap 2,009

Equity Funds - October 31, 2024 - Notes to Financial Statements - 93
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2023 is provided as though the reorganization had been completed on November 1, 2022, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $945,365;
Net gains (losses) on investments $4,953,081;
Net change in unrealized appreciation/depreciation $853,505; and
Net increase (decrease) in net assets resulting from operations $6,751,951.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since January 20, 2023.
12. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Diamond Hill Large Cap Concentrated Fund $48,257
Class A 2,985,623 $18,859,910 $6.31
Class C 185,200 985,050 5.32
Class R6 134,229 851,856 6.35
Institutional Service Class 392,493 2,508,024 6.39
Acquiring Fund
Nationwide GQG US Quality Equity Fund $7,708,890
Class A
68,573 $770,889 $11.24
Class R6
5,147,529 57,878,237 11.24
Eagle Class
516 5,797 11.24
Institutional Service Class
83,443 938,594 11.25
After Reorganization
Nationwide GQG US Quality Equity Fund $7,757,147
Class A
1,833,853 $20,615,849 $11.24
Class R6
5,223,290 58,730,093 11.24
Eagle Class
223,617 2,513,821 11.24
Institutional Service Class
83,443 938,594 11.25
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Cognitive Value $ 1,896,756 $ 899,573 $ 2,796,329 $ – $ 2,796,329
Technology & Science – 10,082,240 10,082,240 – 10,082,240
U.S. Core 17,348,965 – 17,348,965 – 17,348,965
U.S. Equity Income 10,685,114 12,777,392 23,462,506 – 23,462,506
Nationwide Fund 6,485,417 40,810,767 47,296,184 – 47,296,184
Mid Cap Growth – 30,478,365 30,478,365 – 30,478,365
US Quality Equity 644,901 – 644,901 – 644,901
All Cap Growth – 12,352,382 12,352,382 – 12,352,382
Small Company Growth – 14,104,646 14,104,646 – 14,104,646
Focused Small Cap 1,348,072 2,778,584 4,126,656 – 4,126,656
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

94 - Notes to Financial Statements - October 31, 2024 - Equity Funds
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
During the year ended October 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Cognitive Value $ 1,076,358 $ 2,018,319 $ 3,094,677 $ – $ 3,094,677
Technology & Science – 11,215,242 11,215,242 – 11,215,242
U.S. Core 16,882,547 – 16,882,547 – 16,882,547
U.S. Equity Income 22,947,312 35,925,132 58,872,444 – 58,872,444
Nationwide Fund 8,002,953 33,353,174 41,356,127 – 41,356,127
Mid Cap Growth – 55,361,134 55,361,134 – 55,361,134
US Quality Equity 965,994 – 965,994 – 965,994
All Cap Growth – 21,142,483 21,142,483 – 21,142,483
Small Company Growth – 11,933,854 11,933,854 – 11,933,854
Focused Small Cap 1,697,995 2,001,138 3,699,133 – 3,699,133
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Cognitive Value $ 6,303,403 $ 6,149,625 $ 12,453,028 $ – $ – $ 24,442,034 $ 36,895,062
Technology & Science – 22,171,430 22,171,430 – (768,315) 128,496,305 149,899,420
U.S. Core 2,529,748 45,229,198 47,758,946 – – 671,184,956 718,943,902
U.S. Equity Income 24,468,605 56,922,725 81,391,330 – – 131,779,683 213,171,013
Nationwide Fund 42,475,375 122,514,694 164,990,069 – – 556,459,568 721,449,637
Mid Cap Growth – 23,028,946 23,028,946 – (355,281) 133,546,617 156,220,282
US Quality Equity 6,295,558 11,478,245 17,773,803 – – 32,453,482 50,227,285
All Cap Growth – 16,986,556 16,986,556 – (495,609) 110,281,972 126,772,919
Small Company Growth – 8,203,138 8,203,138 – (975,945) 26,365,863 33,593,056
Focused Small Cap 4,723,307 8,867,225 13,590,532 – – 51,337,177 64,927,709
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Cognitive Value $ 86,293,521 $ 25,032,255 $ (590,221) $ 24,442,034
Technology & Science 65,255,304 128,855,681 (359,376) 128,496,305
U.S. Core 648,137,277 710,098,377 (38,594,360) 671,504,017
U.S. Equity Income 460,525,582 138,836,031 (7,056,349) 131,779,682
Nationwide Fund 1,159,917,497 579,462,824 (23,003,257) 556,459,567
Mid Cap Growth 106,665,875 134,237,334 (690,717) 133,546,617
US Quality Equity 115,497,699 33,661,003 (1,207,521) 32,453,482
All Cap Growth 100,979,795 114,182,696 (3,900,724) 110,281,972
Small Company Growth 82,897,438 44,564,272 (18,198,409) 26,365,863
Focused Small Cap 190,853,656 67,743,427 (16,406,250) 51,337,177
Fund Utilized
U.S. Core $ 31,277,766
US Quality Equity 965,034

Equity Funds - October 31, 2024 - Notes to Financial Statements - 95
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2024 through October 31,
2024, that in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2024, the Funds elected to defer ordinary late year losses, if any, in the amounts listed below.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Technology & Science $(768,315)
Mid Cap Growth (355,281)
All Cap Growth (495,609)
Small Company Growth (975,945)

96 - Report of Independent Registered Public Accounting Firm - October 31, 2024 - Equity Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bailard Cognitive Value Fund,
Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide BNY
Mellon Dynamic U.S. Equity Income Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide
GQG US Quality Equity Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Small Company Growth Fund and
Nationwide WCM Focused Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core
Fund, Nationwide BNY Mellon Dynamic U.S. Equity Income Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund,
Nationwide GQG US Quality Equity Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Small Company Growth Fund
and Nationwide WCM Focused Small Cap Fund (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October
31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund, as of and for the year ended October
31, 2020 and the financial highlights for each of the periods ended on or prior to October 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 17, 2020 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Equity Funds - October 31, 2024 (Unaudited) - Supplemental Information - 97
Other Federal Tax Information
For the year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended October 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Cognitive Value 35.61%
Technology & Science –
U.S. Core 81.34
U.S. Equity Income 37.10
Nationwide Fund 34.98
Mid Cap Growth –
US Quality Equity 27.05
All Cap Growth –
Small Company Growth –
Focused Small Cap 61.85
Fund Amount
Cognitive Value $ 899,573
Technology & Science 10,082,240
U.S. Core –
U.S. Equity Income 12,777,392
Nationwide Fund 40,810,767
Mid Cap Growth 30,478,365
US Quality Equity 2,177,238
All Cap Growth 13,534,627
Small Company Growth 14,104,646
Focused Small Cap 2,778,584

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CEQ (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Annual Report
October 31, 2024
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statement of Investments 2
Statement of Assets And Liabilities 4
Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 20
Supplemental Information 21

2 - Statement of Investments - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
Common Stocks 91 .0%
Shares Value ($)
Automobile Components 1 .5%
Dorman Products, Inc.* 146,132 16,663,432
Fox Factory Holding Corp.* 185,499 6,676,109
23,339,541
Banks 1 .0%
Axos Financial, Inc.* 237,199 16,063,116
Biotechnology 1 .1%
Vericel Corp.*(a) 375,731 16,547,193
Broadline Retail 1 .9%
Ollie's Bargain Outlet
Holdings, Inc.* 330,384 30,339,163
Building Products 6 .0%
AAON, Inc. 538,236 61,477,316
Trex Co., Inc.* 453,384 32,122,256
93,599,572
Capital Markets 1 .0%
Hamilton Lane, Inc., Class A 87,934 15,796,464
Chemicals 2 .6%
Balchem Corp. 243,553 40,753,723
Commercial Services & Supplies 2 .2%
Casella Waste Systems, Inc.,
Class A* 348,822 34,142,697
Communications Equipment 1 .0%
Digi International, Inc.*(a) 557,749 16,157,989
Construction & Engineering 5 .1%
Construction Partners, Inc.,
Class A* 942,346 74,190,901
WillScot Holdings Corp.* 155,474 5,152,408
79,343,309
Consumer Staples Distribution & Retail 0 .0%
†
Grocery Outlet Holding Corp.* 48,026 686,772
Diversified Consumer Services 1 .7%
Bright Horizons Family
Solutions, Inc.* 193,751 25,859,946
Electronic Equipment, Instruments & Components 4 .4%
ePlus, Inc.*(a) 297,574 26,469,207
Novanta, Inc.* 252,044 42,907,971
69,377,178
Financial Services 0 .9%
I3 Verticals, Inc., Class A* 605,829 13,928,009
Food Products 1 .7%
J & J Snack Foods Corp.(a) 166,936 27,397,536
Ground Transportation 1 .1%
Marten Transport Ltd. 1,085,728 16,807,069
Health Care Equipment & Supplies 5 .8%
Globus Medical, Inc., Class A* 553,679 40,717,554
LeMaitre Vascular, Inc.(a) 294,447 26,026,170
Neogen Corp.*(a) 704,222 10,056,290
STAAR Surgical Co.*(a) 232,340 6,735,537
UFP Technologies, Inc.*(a) 26,660 7,118,220
90,653,771
Health Care Providers & Services 1 .8%
HealthEquity, Inc.*(a) 265,479 22,632,085
Option Care Health, Inc.*(a) 266,679 6,144,284
28,776,369
Common Stocks
Shares Value ($)
Health Care Technology 0 .2%
Certara, Inc.* 312,710 3,189,642
Hotels, Restaurants & Leisure 3 .8%
Texas Roadhouse, Inc., Class
A 311,324 59,500,243
Household Products 1 .2%
WD-40 Co.(a) 71,010 18,609,591
Insurance 4 .2%
Kinsale Capital Group, Inc. 131,088 56,120,084
Palomar Holdings, Inc.* 114,267 10,257,748
66,377,832
Life Sciences Tools & Services 1 .8%
Azenta, Inc.*(a) 29,379 1,207,183
BioLife Solutions, Inc.*(a) 64,680 1,513,512
Bio-Techne Corp. 330,883 24,402,621
Mesa Laboratories, Inc.(a) 10,825 1,234,483
28,357,799
Machinery 8 .4%
Barnes Group, Inc. 89,199 4,170,945
Donaldson Co., Inc. 235,829 17,253,250
ESCO Technologies, Inc. 285,191 35,802,878
RBC Bearings, Inc.* 187,751 52,635,993
SPX Technologies, Inc.* 153,067 21,963,584
131,826,650
Professional Services 7 .1%
ExlService Holdings, Inc.* 1,478,438 61,606,512
Exponent, Inc. 497,709 46,973,775
NV5 Global, Inc.* 143,980 3,289,943
111,870,230
Real Estate Management & Development 1 .0%
FirstService Corp. 80,727 14,948,219
Semiconductors & Semiconductor Equipment 3 .9%
Onto Innovation, Inc.* 306,839 60,855,379
Software 16 .0%
Agilysys, Inc.*(a) 228,229 22,832,029
Alarm.com Holdings, Inc.* 419,210 22,356,469
Blackbaud, Inc.* 394,917 29,820,183
BlackLine, Inc.*(a) 277,189 15,347,955
Descartes Systems Group,
Inc. (The)* 469,664 48,812,180
DoubleVerify Holdings, Inc.* 57,857 986,462
Envestnet, Inc.* 288,775 18,129,294
Fair Isaac Corp.* 8,150 16,243,846
SPS Commerce, Inc.* 173,157 28,570,905
Tyler Technologies, Inc.* 46,083 27,907,404
Vertex, Inc., Class A*(a) 450,664 18,707,063
249,713,790
Specialty Retail 0 .7%
Valvoline, Inc.* 261,866 10,547,962
Trading Companies & Distributors 1 .9%
SiteOne Landscape Supply,
Inc.* 211,162 29,507,778
Total Common Stocks
(cost $720,477,452) 1,424,874,532

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Statement of Investments - 3
Exchange Traded Fund 4 .8%
Shares Value ($)
Equity Fund 4.8%
iShares Russell 2000 Growth
ETF(a) 268,925 75,417,327
Total Exchange Traded Fund
(cost $76,240,016) 75,417,327
Repurchase Agreements 3 .0%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $16,354,884,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$16,681,986.(b)(c) 16,352,667 16,352,667
Santander US Capital
Markets,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $3,000,405,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$3,060,412.(b)(c) 3,000,000 3,000,000
Societe Generale,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $27,003,638,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$27,540,017.(b)(c) 27,000,000 27,000,000
Total Repurchase Agreements
(cost $46,352,667) 46,352,667
Total Investments
(cost $843,070,135) — 98.8% 1,546,644,526
Other assets in excess of liabilities — 1.2% 18,797,432
NET ASSETS — 100.0%
$ 1,565,441,958
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan
as of October 31, 2024 was $62,725,837, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $46,352,667 and by
$19,148,458 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 11/7/2024 –
5/15/2054, a total value of $65,501,125.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2024 was
$46,352,667.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Assets and Liabilities - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,500,291,859
Repurchase agreements, at value 46,352,667
Cash 66,059,461
Interest and dividends receivable 270,146
Security lending income receivable 4,794
Receivable for capital shares issued 947,976
Prepaid expenses 34,782
Total Assets 1,613,961,685
Liabilities:
Payable for capital shares redeemed 667,303
Payable upon return of securities loaned (Note 2) 46,352,667
Accrued expenses and other payables:
Investment advisory fees 1,033,997
Fund administration fees 86,562
Distribution fees 19,609
Administrative servicing fees 141,608
Accounting and transfer agent fees 10,332
Trustee fees 4,393
Custodian fees 24,350
Compliance program costs (Note 3) 173
Professional fees 25,223
Printing fees 138,900
Other 14,610
Total Liabilities 48,519,727
Net Assets $ 1,565,441,958
* Includes value of securities on loan (Note 2) 62,725,837
Cost of investment securities 796,717,468
Cost of repurchase agreements 46,352,667
Represented by:
Capital $ 830,041,003
Total distributable earnings (loss) 735,400,955
Net Assets $ 1,565,441,958

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Statement of Assets and Liabilities - 5
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 90,055,146
Class R6 Shares 540,195,344
Institutional Service Class Shares 935,191,468
Total $ 1,565,441,958
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,090,136
Class R6 Shares 6,115,806
Institutional Service Class Shares 10,743,088
Total 17,949,030
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 82 .61 (a)
Class R6 Shares $ 88 .33
Institutional Service Class Shares $ 87 .05
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 87 .65
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

6 - Statement of Operations - For the Year Ended October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 3,999,125
Interest income 2,666,026
Income from securities lending (Note 2) 110,240
Foreign tax withholding (9,663)
Total Income 6,765,728
EXPENSES:
Investment advisory fees 11,730,284
Fund administration fees 443,214
Distribution fees Class A 217,796
Distribution fees Class C(a) 34,055
Administrative servicing fees Class A 104,551
Administrative servicing fees Class C(a) 2,385
Administrative servicing fees Institutional Service Class 1,129,686
Registration and filing fees 82,088
Professional fees 74,364
Printing fees 187,207
Trustee fees 53,763
Custodian fees 66,669
Accounting and transfer agent fees 45,798
Compliance program costs (Note 3) 6,301
Other 38,905
Total Expenses 14,217,066
NET INVESTMENT LOSS (7,451,338)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 47,252,119
Net realized gains (losses) 47,252,119
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 379,821,729
Net change in unrealized appreciation/depreciation 379,821,729
Net realized/unrealized gains (losses) 427,073,848
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 419,622,510
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Statements of Changes in Net Assets - 7
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment loss $ (7,451,338) $ (6,158,169)
Net realized gains 47,252,119 10,407,961
Net change in unrealized appreciation/depreciation 379,821,729 (54,385,328)
Change in net assets resulting from operations 419,622,510 (50,135,536)
Distributions to Shareholders From:
Distributable earnings:
Class A (586,127) (1,459,750)
Class C(a) (109,257) (335,360)
Class R6 (3,343,624) (5,848,487)
Institutional Service Class (6,907,202) (14,542,636)
Change in net assets from shareholder distributions (10,946,210) (22,186,233)
Change in net assets from capital transactions (136,417,333) 72,546,355
Change in net assets 272,258,967 224,586
Net Assets:
Beginning of year 1,293,182,991 1,292,958,405
End of year $ 1,565,441,958 $ 1,293,182,991
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 22,010,060 $ 15,162,971
Proceeds from shares issued from class conversion (Note 1)(a) 99,310 60,597
Dividends reinvested 532,744 1,360,500
Cost of shares redeemed (23,022,162) (30,234,063)
Total Class A Shares (380,048) (13,649,995)
Class C Shares
Proceeds from shares issued 121,007 680,165
Dividends reinvested 108,725 332,118
Cost of shares redeemed in class conversion (Note 1)(a) (99,310) (60,597)
Cost of shares redeemed (13,784,745) (5,908,620)
Total Class C Shares (13,654,323) (4,956,934)
Class R6 Shares
Proceeds from shares issued 176,059,483 155,939,681
Dividends reinvested 3,243,563 5,781,308
Cost of shares redeemed (171,785,280) (68,527,248)
Total Class R6 Shares 7,517,766 93,193,741
Institutional Service Class Shares
Proceeds from shares issued 213,998,771 203,082,625
Dividends reinvested 6,044,990 12,713,787
Cost of shares redeemed (349,944,489) (217,836,869)
Total Institutional Service Class Shares (129,900,728) (2,040,457)
Change in net assets from capital transactions $ (136,417,333) $ 72,546,355

8 - Statements of Changes in Net Assets - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 291,950 222,880
Issued in class conversion (Note 1)(a) 1,447 861
Reinvested 7,374 21,301
Redeemed (304,459) (444,394)
Total Class A Shares (3,688) (199,352)
Class C Shares
Issued 2,033 11,398
Reinvested 1,708 5,855
Redeemed in class conversion (Note 1)(a) (1,641) (971)
Redeemed (209,162) (97,874)
Total Class C Shares (207,062) (81,592)
Class R6 Shares
Issued 2,164,434 2,162,256
Reinvested 42,124 85,283
Redeemed (2,052,879) (948,898)
Total Class R6 Shares 153,679 1,298,641
Institutional Service Class Shares
Issued 2,652,313 2,845,222
Reinvested 79,571 189,871
Redeemed (4,433,636) (3,066,320)
Total Institutional Service Class Shares (1,701,752) (31,227)
Total change in shares (1,758,823) 986,470
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Financial Highlights - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2024 $ 62.47 $ (0.59) $ 21.29 $ 20.70 $ — $ (0.56) $ (0.56) $ 82.61 33.26% $ 90,055 1.20% (0.76)% 1.20% 21.28%
10/31/2023 66.11 (0.48) (1.97) (2.45) — (1.19) (1.19) 62.47 (3.75)% 68,329 1.20% (0.71)% 1.20% 16.45%
10/31/2022 92.50 (0.66) (18.20) (18.86) — (7.53) (7.53) 66.11 (22.02)% 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
10/31/2020 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) 68.67 15.60% 93,544 1.21% (0.89)% 1.21% 17.45%
Class R6 Shares
10/31/2024 66.51 (0.32) 22.70 22.38 — (0.56) (0.56) 88.33 33.77% 540,195 0.83% (0.39)% 0.83% 21.28%
10/31/2023 70.06 (0.25) (2.11) (2.36) — (1.19) (1.19) 66.51 (3.40)% 396,570 0.83% (0.34)% 0.83% 16.45%
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
10/31/2020 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) 71.89 16.03% 330,982 0.84% (0.54)% 0.84% 17.45%
Institutional Service Class Shares
10/31/2024 65.64 (0.41) 22.38 21.97 — (0.56) (0.56) 87.05 33.59% 935,191 0.95% (0.51)% 0.95% 21.28%
10/31/2023 69.23 (0.32) (2.08) (2.40) — (1.19) (1.19) 65.64 (3.50)% 816,865 0.94% (0.45)% 0.94% 16.45%
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
10/31/2020 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) 71.26 15.90% 903,364 0.96% (0.64)% 0.96% 17.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

10 - Notes to Financial Statements - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the
Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class R6, and Institutional Service Class shares. Effective February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Fund no longer accepts purchase orders from any investor for Class C shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Notes to Financial Statements - 11
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,424,874,532 $ – $ – $ 1,424,874,532
Exchange Traded Fund 75,417,327 – – 75,417,327
Repurchase Agreements – 46,352,667 – 46,352,667
Total $ 1,500,291,859 $ 46,352,667 $ – $ 1,546,644,526

12 - Notes to Financial Statements - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2024, the Fund did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2024, the Fund entered into securities lending transactions. To generate additional income, the
Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
The Fund receives payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on the Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Growth $ 46,352,667

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Notes to Financial Statements - 13
(d) Joint Repurchase Agreements
During the year ended October 31, 2024, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of October 31, 2024, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an
As of October 31, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.88%, dated 10/31/2024, due 11/1/2024, repurchase price $126,577,708, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 11/15/2024 - 11/15/2050; total market value $129,109,299.
Santander US Capital Markets, 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $37,004,985, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.70%, maturing 11/15/2024 - 2/15/2050; total market value
$37,745,084.
Societe Generale , 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $111,014,954, collateralized by U.S. Government
Treasury Securities, ranging from 4.00% - 4.25%, maturing 11/15/2040 - 11/15/2042; total market value $113,220,070.
Small Cap Growth
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 16,352,667 $ – $ 16,352,667 $ (16,352,667) $ –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Societe Generale 27,000,000 – 27,000,000 (27,000,000) –
Total $ 46,352,667 $ – $ 46,352,667 $ (46,352,667) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

14 - Notes to Financial Statements - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to net operating losses. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2024 were as follows:
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Growth $ (6,032,121) $ 6,032,121

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Notes to Financial Statements - 15
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2024, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2024, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory Fee
Rate
Small Cap Growth 0.76%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

16 - Notes to Financial Statements - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2024, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Fund has not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2024, NFM earned $443,214 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2024, the Fund’s portion of such costs amounted to $6,301.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25%
of the rate may be a service fee and 0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2024, the Fund imposed front-
end sales charges of $5,020. From these fees, NFD retained a portion amounting to $683.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Class A and Class C CDSCs are 1.00%. During the year ended October 31, 2024, the Fund imposed
CDSCs of $20. NFD retained all of the CDSCs imposed by the Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Notes to Financial Statements - 17
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.
For the year ended October 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2024, the Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended October 31, 2024, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, the Fund did not engage in interfund lending.
5. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.12% 0.02% 0.12%
Fund Amount
Small Cap Growth $ 1,236,622
Fund Purchases Sales
Nationwide Geneva Small Cap Growth Fund $ 313,963,844 $ 476,919,518

18 - Notes to Financial Statements - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
7. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.
8. Other
As of October 31, 2024, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
9. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
During the year ended October 31, 2024, the Fund recaptured the following amount of brokerage commissions:
5
10. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Fund % of Shares
Number of
Accounts
Small Cap Growth 45.17% 4
Fund Amount
Small Cap Growth $ 98,142
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 10,946,210 $ 10,946,210 $ – $ 10,946,210
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 22,186,233 $ 22,186,233 $ – $ 22,186,233
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 - Notes to Financial Statements - 19
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2024 through October 31,
2024, that in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2024, the Fund elected to defer ordinary late year losses, if any, in the amounts listed below.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Growth $ – $ 50,849,899 $ 50,849,899 $ – $ (6,823,920) $ 691,374,976 $ 735,400,955
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 855,269,550 $ 705,357,943 $ (13,982,967) $ 691,374,976
Fund Amount
Small Cap Growth $(6,823,920)

20 - Report of Independent Registered Public Accounting Firm - October 31, 2024 - Nationwide Geneva Small Cap Growth Fund
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Geneva Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Nationwide
Geneva Small Cap Growth Fund (one of the funds constituting Nationwide Mutual Funds, referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31,
2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Nationwide Geneva Small Cap Growth Fund - October 31, 2024 (Unaudited) - Supplemental Information - 21
Other Federal Tax Information
The Fund designates the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Small Cap Growth $ 10,946,210

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-SCG (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Annual Report
October 31, 2024
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Fundamental All Cap Equity Portfolio
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments.
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 50
Statements of Operations 54
Statements of Changes in Net Assets 56
Financial Highlights 58
Notes to Financial Statements 61
Report of Independent Registered Public Accounting Firm 84
Supplemental Information 85

2 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Asset-Backed Securities 8.9%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 4.0%
Other 4.0%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.03%, 1/15/2035(a)(b) 635,000 634,146
AMMC CLO XI Ltd., Series
2012-11A, Class A1R2,
5.86%, 4/30/2031(a)(b) 662,889 663,191
Apidos CLO XV, Series
2013-15A, Class A1RR,
5.89%, 4/20/2031(a)(b) 1,321,149 1,322,787
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 6.68%, 4/25/2037(a)
(b) 2,600,000 2,623,891
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 6.04%,
7/20/2037(a)(b) 2,060,000 2,068,875
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 6.49%,
1/15/2037(a)(b) 2,000,000 2,014,290
Elmwood CLO 29 Ltd.,
Series 2024-5A,
Class AR2, 6.32%,
4/20/2037(a)(b) 1,750,000 1,756,876
Mountain View CLO XV
Ltd., Series 2019-2A,
Class A1R, 6.33%,
7/15/2037(a)(b) 1,725,000 1,737,075
Oaktree CLO Ltd., Series
2021-1A, Class A1,
6.08%, 7/15/2034(a)(b) 3,500,000 3,503,420
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 6.02%, 7/20/2034(a)
(b) 3,300,000 3,300,000
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 6.53%,
11/14/2034(a)(b) 4,000,000 4,004,992
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
6.06%, 4/15/2031(a)(b) 2,075,000 2,077,075
PARK BLUE CLO Ltd.
Series 2023-3A, Class
A1, 6.62%, 4/20/2036(a)
(b) 3,500,000 3,516,327
Series 2022-2A,
Class A1R, 6.04%,
7/20/2037(a)(b) 1,450,000 1,453,734
RR 26 Ltd., Series 2023-
26A, Class A1, 6.44%,
4/15/2038(a)(b) 2,200,000 2,207,163
Voya CLO Ltd., Series
2019-2A, Class AR,
5.82%, 7/20/2032(a)(b) 2,975,000 2,981,236
35,865,078
Asset-Backed Securities
Principal
Amount ($) Value ($)
JERSEY 1.2%
Other 1.2%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
6.73%, 4/25/2036(a)(b) 3,200,000 3,214,602
Golub Capital Partners
CLO 74 B Ltd., Series
2024-74A, Class A,
6.81%, 7/25/2037(a)(b) 1,950,000 1,955,142
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 6.87%, 7/20/2036(a)
(b) 2,100,000 2,119,826
Neuberger Berman Loan
Advisers CLO 50 Ltd.,
Series 2022-50A, Class
AR, 5.88%, 7/23/2036(a)
(b) 2,450,000 2,451,367
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 7.07%, 1/20/2036(a)
(b) 1,100,000 1,104,830
10,845,767
UNITED STATES 3.7%
Automobiles 1.3%
Bank of America Auto
Trust, Series 2023-
2A, Class A2, 5.85%,
8/17/2026(b) 934,305 937,324
Ford Credit Auto Lease
Trust, Series 2024-A,
Class A2A, 5.24%,
7/15/2026 2,680,740 2,684,450
Ford Credit Auto Owner
Trust, Series 2024-
1, Class A, 4.87%,
8/15/2036(b)(c) 2,225,000 2,240,826
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,219,518
Hyundai Auto Lease
Securitization Trust,
Series 2024-A,
Class A2A, 5.15%,
6/15/2026(b) 2,784,165 2,789,199
Hyundai Auto Receivables
Trust, Series 2023-A,
Class A2A, 5.19%,
12/15/2025 171,181 171,185
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 120,220 119,323
Series 2021-3, Class D,
1.33%, 9/15/2027 666,851 655,890
11,817,715

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 1.9%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 2,650,000 2,631,166
Barclays Dryrock Issuance
Trust
Series 2023-2, Class A,
5.91%, 8/15/2028(a) 2,350,000 2,360,658
Series 2023-1, Class A,
4.72%, 2/15/2029 4,400,000 4,408,476
Capital One Multi-Asset
Execution Trust
Series 2022-A2, Class
A, 3.49%, 5/15/2027 2,650,000 2,632,527
Series 2022-A3, Class
A, 4.95%, 10/15/2027 2,200,000 2,207,042
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,291,116
16,530,985
Home Equity 0.1%
JP Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 6.47%,
5/25/2054(a)(b) 651,611 655,671
Other 0.4%
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
6.57%, 1/20/2037(a)(b) 3,300,000 3,327,921
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 256,997 258,920
3,586,841
32,591,212
Total Asset-Backed Securities
(cost  $78,719,439) 79,302,057
Collateralized Mortgage Obligations 3.1%
UNITED STATES 3.1%
Angel Oak Mortgage Trust,
Series 2021-6, Class A1,
1.46%, 9/25/2066(a)(b) 501,629 415,408
BINOM Securitization
Trust, Series 2022-
INV1, Class A1, 4.44%,
8/25/2057(a)(b) 1,020,217 979,394
BRAVO Residential
Funding Trust, Series
2024-NQM1, Class A1,
5.94%, 12/1/2063(b)(c) 1,591,033 1,596,605
COLT Mortgage Loan
Trust, Series 2021-
2, Class A1, 0.92%,
8/25/2066(a)(b) 670,632 546,342
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2023-R03,
Class 2M2, 8.76%,
4/25/2043(a)(b) 694,218 742,224
Series 2023-R05,
Class 1M2, 7.96%,
6/25/2043(a)(b) 390,000 407,727
Series 2024-R01,
Class 1M2, 6.66%,
1/25/2044(a)(b) 600,000 604,417
Series 2024-R02,
Class 1M2, 6.66%,
2/25/2044(a)(b) 1,600,000 1,608,950
Series 2024-R03,
Class 2M2, 6.81%,
3/25/2044(a)(b) 675,000 680,018
FHLMC STACR REMIC
Trust
Series 2022-HQA1,
Class M1B, 8.36%,
3/25/2042(a)(b) 650,000 677,222
Series 2024-HQA1,
Class A1, 6.11%,
3/25/2044(a)(b) 936,248 937,313
Series 2024-HQA1,
Class M2, 6.86%,
3/25/2044(a)(b) 825,000 828,737
Series 2024-DNA2,
Class M1, 6.06%,
5/25/2044(a)(b) 2,534,052 2,539,142
Series 2024-HQA2,
Class A1, 6.11%,
8/25/2044(a)(b) 2,876,250 2,878,813
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 7.02%,
4/25/2049(a)(b) 662,600 667,570
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 7,067,286 5,742,055
JP Morgan Mortgage Trust
Series 2024-4,
Class A5A, 6.00%,
10/25/2054(a)(b) 950,000 946,053
Series 2022-DSC1,
Class A3, 4.75%,
1/25/2063(a)(b) 1,127,342 1,078,631
Series 2023-DSC1,
Class A1, 4.62%,
7/25/2063(a)(b) 1,135,915 1,084,525
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(a)(b)(c) 1,677,897 1,686,658
OBX Trust, Series 2024-
NQM1, Class A2,
6.25%, 11/25/2063(b)(c) 129,338 129,739

4 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
JP Morgan Mortgage Trust
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 689,545
27,467,088
0
Total Collateralized Mortgage Obligations
(cost $27,461,428) 27,467,088
Commercial Mortgage-Backed Securities 7.0%
UNITED STATES 7.0%
BANK
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 1,924,301 1,580,577
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,190,518
Series 2024-BNK47,
Class A5, 5.72%,
6/15/2057 1,650,000 1,725,201
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 671,232
Series 2022-BNK40,
Class A4, 3.39%,
3/15/2064(a) 2,380,000 2,138,067
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 714,272
BANK5
Series 2024-5YR7,
Class A3, 5.77%,
6/15/2057 1,725,000 1,771,052
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 902,712
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,439,853
BBCMS Mortgage Trust
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,098,921
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,782,419
Series 2024-5C29,
Class A3, 5.21%,
9/15/2057 2,350,000 2,364,384
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,096,325
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 6.15%,
3/15/2041(a)(b) 1,675,000 1,672,910
BMO Mortgage Trust
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 2,004,075
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 2,725,000 2,848,149
Series 2024-5C6, Class
A3, 5.32%, 9/15/2057 800,000 807,146
Series 2024-5C6, Class
AS, 5.75%, 9/15/2057(a) 1,400,000 1,416,888
BX Commercial Mortgage
Trust
Series 2024-AIRC,
Class A, 6.50%,
8/15/2039(a)(b) 1,050,000 1,051,641
Series 2024-XL5, Class
A, 6.20%, 3/15/2041(a)
(b) 1,433,080 1,434,423
BX Trust
Series 2024-BIO, Class
A, 6.45%, 2/15/2041(a)
(b) 2,100,000 2,105,653
Series 2024-PAT, Class
A, 6.89%, 3/15/2041(a)
(b) 650,000 652,027
Series 2024-PAT, Class
B, 7.84%, 3/15/2041(a)
(b) 225,000 225,422
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 447,275
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,955,507
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 975,062
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 865,315
Series KF153, Class AS,
5.84%, 2/25/2033(a) 736,335 741,701
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 819,566
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,327,811
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.91%, 4/15/2037(a)
(b) 1,464,419 1,417,260
Series 2022-OPO, Class
A, 3.02%, 1/5/2039(b) 1,841,000 1,682,217

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JP Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class A,
5.80%, 10/5/2039(a)(b) 1,500,000 1,516,981
JPMBB Commercial
Mortgage Securities
Trust
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 478,338
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 333,756 329,174
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 474,164
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 6.69%,
8/15/2041(a)(b) 750,000 750,937
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 4.87%, 10/13/2033(a)
(b) 1,600,000 1,569,746
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 528,790
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 473,851
MSWF Commercial
Mortgage Trust , Series
2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,156,246
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 5.87%,
1/15/2036(a)(b) 1,300,000 1,235,000
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,688,757
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 855,507
TYSN Mortgage Trust ,
Series 2023-CRNR,
Class A, 6.58%,
12/10/2033(a)(b) 1,850,000 1,914,403
Wells Fargo Commercial
Mortgage Trust
Series 2024-MGP,
Class A12, 6.50%,
8/15/2041(a)(b) 1,800,000 1,803,140
Series 2024-MGP,
Class B12, 7.09%,
8/15/2041(a)(b) 800,000 799,332
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 478,512
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,198,989
Total Commercial Mortgage-Backed
Securities
(cost $63,145,217)
62,177,448
Corporate Bonds 29.9%
BELGIUM 0.2%
Beverages 0.2%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 2,097,000 2,020,961
CANADA 0.9%
Banks 0 .3%
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 992,968
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026 850,000 805,842
Royal Bank of Canada,
2.05%, 1/21/2027(d) 500,000 474,711
2,273,521
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029(d) 300,000 299,953
Oil, Gas & Consumable Fuels 0.1%
Enbridge, Inc.
1.60%, 10/4/2026 400,000 377,329
2.50%, 8/1/2033 925,000 753,551
1,130,880
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 97,997
Software 0.1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b) 622,000 632,051
Wireless Telecommunication Services 0.4%
Rogers Communications,
Inc., 3.20%, 3/15/2027 3,265,000 3,147,575
7,581,977
CHINA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
NXP BV
3.15%, 5/1/2027 265,000 254,857
3.40%, 5/1/2030 2,725,000 2,510,752
2.50%, 5/11/2031 400,000 342,358
3,107,967
FRANCE 0.1%
Banks 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,225,317

6 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY 0.0%
†
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(e) 150,000 141,925
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 997,893
3.30%, 1/30/2032 764,000 671,745
3.40%, 10/29/2033 1,325,000 1,136,117
2,805,755
JAPAN 0.4%
Banks 0.3%
Sumitomo Mitsui Financial
Group, Inc., 0.95%,
1/12/2026 2,250,000 2,150,802
Capital Markets 0.1%
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 319,931
2,470,733
MEXICO 0.5%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,673,585
Construction & Engineering 0.3%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,395,081
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 183,628
4,252,294
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 248,261
SAUDI ARABIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Saudi Arabian Oil Co.
Reg. S, 3.50%,
4/16/2029 2,370,000 2,237,726
5.75%, 7/17/2054(b) 200,000 192,950
2,430,676
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 358,432
SPAIN 0.4%
Banks 0.3%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,579,306
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 745,600
3,324,906
SWITZERLAND 0.2%
Capital Markets 0.2%
UBS Group AG
(SOFR + 5.02%),
9.02%, 11/15/2033(b)(e) 975,000 1,202,236
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 428,383
1,630,619
UNITED ARAB EMIRATES 0.3%
Oil, Gas & Consumable Fuels 0.3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,293,797
UNITED KINGDOM 1.1%
Banks 0.2%
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(e) 730,000 727,207
3.57%, 11/7/2028(d) 1,235,000 1,187,703
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 279,236
2,194,146
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 347,886
Consumer Finance 0.0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 190,641
Diversified Telecommunication Services 0.2%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 1,470,000 1,809,787
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 434,285
Ground Transportation 0.1%
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 952,000 964,656
Tobacco 0.5%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 290,953

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Tobacco
2.26%, 3/25/2028(d) 970,000 889,985
7.75%, 10/19/2032(d) 110,000 126,366
6.00%, 2/20/2034 2,384,000 2,466,854
BAT International Finance
plc, 4.45%, 3/16/2028 325,000 320,543
4,094,701
10,036,102
UNITED STATES 24.8%
Aerospace & Defense 1.2%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 199,261
6.53%, 5/1/2034(b) 1,089,000 1,148,184
3.38%, 6/15/2046 1,800,000 1,183,392
3.85%, 11/1/2048 450,000 314,991
6.86%, 5/1/2054(b) 1,145,000 1,227,700
GE Capital International
Funding Co.
Unlimited Co., 4.42%,
11/15/2035(d) 1,025,000 965,829
Howmet Aerospace, Inc.,
4.85%, 10/15/2031 650,000 644,854
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 481,163
RTX Corp.
3.95%, 8/16/2025 800,000 795,366
6.10%, 3/15/2034 2,670,000 2,859,890
4.05%, 5/4/2047 825,000 668,536
10,489,166
Automobiles 0.3%
Hyundai Capital America
5.70%, 6/26/2030(b) 1,300,000 1,330,306
6.20%, 9/21/2030(b) 1,635,000 1,716,262
3,046,568
Banks 3.0%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 995,462
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 489,840
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,771,958
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 4,075,000 3,696,255
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 991,676
6.11%, 1/29/2037 3,050,000 3,230,173
Citigroup, Inc.
4.40%, 6/10/2025 200,000 199,216
4.45%, 9/29/2027(d) 400,000 395,040
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 3,650,000 3,171,749
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
JPMorgan Chase & Co.
2.95%, 10/1/2026 753,000 731,184
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 400,000 358,571
(SOFR + 1.26%),
2.96%, 1/25/2033(e) 425,000 371,180
(SOFR + 1.80%),
4.59%, 4/26/2033(e) 5,075,000 4,928,172
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(e) 1,135,000 1,221,857
(SOFR + 1.85%),
5.05%, 1/27/2034(e) 1,280,000 1,234,477
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(e) 1,025,000 1,054,491
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 359,122
26,200,423
Beverages 0.3%
Coca-Cola Consolidated,
Inc., 5.45%, 6/1/2034 620,000 630,733
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 796,116
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029(d) 573,000 554,196
3.20%, 5/1/2030(d) 470,000 433,362
2,414,407
Biotechnology 0.9%
AbbVie, Inc.
4.95%, 3/15/2031 1,420,000 1,434,597
4.30%, 5/14/2036 742,000 692,361
4.25%, 11/21/2049 721,000 612,246
Amgen, Inc.
5.25%, 3/2/2030(d) 1,848,000 1,885,013
5.25%, 3/2/2033 1,882,000 1,901,425
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030 1,546,000 1,298,547
7,824,189
Building Products 0.3%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 333,720
Carrier Global Corp.,
5.90%, 3/15/2034 2,548,000 2,677,018
3,010,738
Capital Markets 1.9%
Ares Capital Corp.
2.15%, 7/15/2026 175,000 165,982
2.88%, 6/15/2028 500,000 456,322
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 23,766
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 129,251

8 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 995,111
2.45%, 3/3/2027 205,000 195,192
CME Group, Inc., 2.65%,
3/15/2032 60,000 52,474
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 887,107
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 194,620
2.63%, 1/15/2027 500,000 469,174
3.25%, 7/15/2027(d) 225,000 211,684
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 154,419
Intercontinental Exchange,
Inc., 3.63%, 9/1/2028 585,000 562,740
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 915,000 860,473
Morgan Stanley
4.00%, 7/23/2025 200,000 199,104
5.00%, 11/24/2025 300,000 300,771
3.63%, 1/20/2027 1,000,000 981,258
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 2,255,000 2,274,208
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(e) 4,300,000 4,214,393
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 425,479
(SOFR + 1.36%),
2.48%, 9/16/2036(e) 1,975,000 1,610,537
MSCI, Inc., 4.00%,
11/15/2029(b) 1,180,000 1,118,336
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 197,219
S&P Global, Inc., 4.75%,
8/1/2028 780,000 783,508
17,463,128
Chemicals 0.4%
Cabot Corp., 4.00%,
7/1/2029 720,000 696,142
Celanese US Holdings
LLC
6.05%, 3/15/2025 643,000 644,928
1.40%, 8/5/2026 230,000 216,159
6.33%, 7/15/2029 250,000 258,555
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 149,523
EIDP, Inc., 2.30%,
7/15/2030 395,000 348,081
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 979,771
3,293,159
Commercial Services & Supplies 0.4%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 560,973
3.70%, 4/1/2027 4,000 3,927
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 176,050
Veralto Corp., 5.45%,
9/18/2033 2,550,000 2,588,664
Waste Management, Inc.,
4.95%, 7/3/2031(d) 601,000 606,411
3,936,025
Communications Equipment 0.1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029 708,000 701,678
Construction & Engineering 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030(d) 100,000 89,973
2.35%, 1/15/2032 505,000 423,784
5.25%, 8/9/2034 972,000 965,019
1,478,776
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 290,004
Consumer Finance 0.2%
American Express Co.,
3.95%, 8/1/2025 200,000 198,984
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 538,067
Ford Motor Credit Co.
LLC, 5.85%, 5/17/2027 558,000 563,294
1,300,345
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The), 5.00%,
9/15/2034(d) 1,238,000 1,217,711
Diversified REITs 0.1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 517,988
Simon Property Group LP,
1.38%, 1/15/2027 80,000 74,747
VICI Properties LP
4.38%, 5/15/2025 190,000 189,064
4.50%, 1/15/2028(b) 250,000 243,143
1,024,942
Diversified Telecommunication Services 1.1%
AT&T, Inc.
2.75%, 6/1/2031 5,500,000 4,831,488
4.85%, 3/1/2039 1,000,000 939,879
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 1,033,728
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,442,895
2.55%, 3/21/2031 1,525,000 1,323,830
9,571,820
Electric Utilities 0.7%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 87,802

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 173,779
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 131,057
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 88,735
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 97,331
Georgia Power Co.,
4.70%, 5/15/2032 390,000 386,069
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 194,003
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 97,585
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 96,832
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032(d) 125,000 118,736
4.55%, 9/15/2032 160,000 156,173
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 412,166
PacifiCorp
2.70%, 9/15/2030 100,000 88,403
5.80%, 1/15/2055 1,410,000 1,410,409
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 48,726
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 499,372
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 239,719
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 83,283
Union Electric Co., 2.95%,
3/15/2030 100,000 91,343
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027 185,000 181,475
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 28,794
3.95%, 9/1/2032(d) 155,000 145,262
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 753,210
1.75%, 3/15/2027 850,000 793,936
6,404,200
Electrical Equipment 0.3%
Regal Rexnord Corp.,
6.30%, 2/15/2030 2,586,000 2,677,911
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027 60,000 57,946
5.60%, 5/29/2034 695,000 710,115
CDW LLC, 3.25%,
2/15/2029 125,000 115,430
883,491
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services 0.1%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025(d) 1,075,000 1,046,868
Entertainment 0.7%
Netflix, Inc.
5.88%, 11/15/2028 1,370,000 1,431,143
5.38%, 11/15/2029(b) 2,858,000 2,937,004
4.88%, 6/15/2030(b) 800,000 804,592
Warnermedia Holdings,
Inc., 4.28%, 3/15/2032 1,262,000 1,105,933
6,278,672
Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 251,425
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 367,954
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 94,554
1.35%, 3/15/2031(d) 100,000 80,903
794,836
Food Products 0.9%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 1,300,000 1,267,729
4.20%, 9/17/2029 792,000 771,234
4.65%, 9/17/2034 791,000 758,648
Campbell Soup Co.,
5.40%, 3/21/2034(d) 1,802,000 1,822,522
General Mills, Inc., 4.20%,
4/17/2028 250,000 246,029
J M Smucker Co. (The)
5.90%, 11/15/2028 1,369,000 1,429,472
6.20%, 11/15/2033 1,056,000 1,127,820
Kraft Heinz Foods Co.,
3.75%, 4/1/2030 525,000 499,115
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 238,041
8,160,610
Gas Utilities 0.2%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 48,117
1.50%, 1/15/2031 100,000 82,894
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 743,815
2.95%, 3/1/2031 200,000 173,518
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 187,502
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 94,915
1,330,761
Ground Transportation 0.2%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b)
(d) 758,000 765,315

10 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Ground Transportation
Uber Technologies, Inc.,
4.80%, 9/15/2034(d) 770,000 746,448
1,511,763
Health Care Equipment & Supplies 0.6%
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052(d) 670,000 747,018
Solventum Corp.
5.40%, 3/1/2029(b) 1,875,000 1,898,872
5.45%, 3/13/2031(b) 1,315,000 1,326,047
5.60%, 3/23/2034(b) 925,000 932,181
4,904,118
Health Care Providers & Services 1.6%
Adventist Health System,
5.76%, 12/1/2034 645,000 651,638
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 495,950
Cencora, Inc., 2.80%,
5/15/2030 100,000 89,911
Centene Corp.
4.25%, 12/15/2027 110,000 106,399
2.63%, 8/1/2031 482,000 401,081
Cigna Group (The)
2.40%, 3/15/2030 3,111,000 2,740,781
5.13%, 5/15/2031 540,000 543,769
CVS Health Corp., 4.78%,
3/25/2038 3,200,000 2,855,844
HCA, Inc.
5.25%, 6/15/2026 500,000 501,835
4.13%, 6/15/2029 270,000 260,034
5.45%, 4/1/2031 1,115,000 1,127,443
Humana, Inc., 5.95%,
3/15/2034 325,000 333,307
Laboratory Corp. of
America Holdings
1.55%, 6/1/2026 1,446,000 1,379,128
4.80%, 10/1/2034 463,000 446,054
UnitedHealth Group, Inc.
5.35%, 2/15/2033 425,000 436,450
5.15%, 7/15/2034 1,124,000 1,132,487
5.88%, 2/15/2053 775,000 812,216
5.05%, 4/15/2053 271,000 255,295
14,569,622
Hotels, Restaurants & Leisure 0.8%
Choice Hotels
International, Inc.
3.70%, 12/1/2029(d) 465,000 431,255
5.85%, 8/1/2034 713,000 717,084
Hyatt Hotels Corp., 5.50%,
6/30/2034 2,303,000 2,302,092
Marriott International, Inc.,
4.88%, 5/15/2029 591,000 591,526
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 2,400,000 2,109,303
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
McDonald's Corp., 3.50%,
7/1/2027 750,000 730,129
6,881,389
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 271,843
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 148,734
Industrial REITs 0.2%
Prologis LP, 4.63%,
1/15/2033 1,375,000 1,346,021
Insurance 0.5%
Aflac, Inc., 3.60%,
4/1/2030 167,000 157,865
Aon Corp., 2.80%,
5/15/2030 200,000 179,236
Assurant, Inc., 4.90%,
3/27/2028 255,000 254,086
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 894,869
4.20%, 3/17/2032 280,000 261,141
Marsh & McLennan Cos.,
Inc., 2.25%, 11/15/2030 1,275,000 1,107,492
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 822,538
3.00%, 3/15/2032(d) 230,000 204,792
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 248,076
Willis North America, Inc.
4.50%, 9/15/2028(d) 250,000 246,210
2.95%, 9/15/2029 200,000 182,518
4,558,823
IT Services 0.0%
†
International Business
Machines Corp., 4.15%,
7/27/2027 160,000 158,427
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,735
2.70%, 10/15/2028 40,000 36,484
199,646
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 227,800
Machinery 0.3%
AGCO Corp., 5.80%,
3/21/2034(d) 572,000 581,780
IDEX Corp., 2.63%,
6/15/2031 1,160,000 1,003,174
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 737,749

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 400,000 395,279
2,717,982
Media 0.7%
Charter Communications
Operating LLC, 3.75%,
2/15/2028 3,200,000 3,049,839
Comcast Corp.
5.30%, 6/1/2034(d) 1,531,000 1,557,673
3.75%, 4/1/2040 750,000 619,486
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 728,686
5,955,684
Metals & Mining 0.2%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 111,933
Reliance, Inc., 2.15%,
8/15/2030 620,000 530,418
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 677,915
1,320,266
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 184,670
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 47,903
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 90,274
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 96,907
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 99,252
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 92,605
Sempra
3.25%, 6/15/2027 100,000 96,085
3.70%, 4/1/2029 200,000 190,128
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031(d) 100,000 82,726
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 182,773
1,163,323
Oil, Gas & Consumable Fuels 1.8%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 945,000 951,050
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 975,000 1,009,671
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 151,606
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
ConocoPhillips Co.,
6.95%, 4/15/2029 381,000 417,547
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,461,164
4.50%, 1/15/2030 389,000 376,827
EQT Corp.
3.90%, 10/1/2027 870,000 846,631
5.00%, 1/15/2029 810,000 800,246
7.00%, 2/1/2030(c) 100,000 107,007
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,322,187
MPLX LP
4.25%, 12/1/2027 1,000,000 983,675
4.80%, 2/15/2029(d) 733,000 728,934
2.65%, 8/15/2030 600,000 527,980
Northwest Pipeline LLC,
4.00%, 4/1/2027 275,000 269,688
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 562,669
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 977,843
4.00%, 7/13/2027 800,000 783,947
Ovintiv, Inc., 5.38%,
1/1/2026 40,000 40,061
Targa Resources Corp.,
4.20%, 2/1/2033 220,000 202,233
Targa Resources Partners
LP, 5.00%, 1/15/2028 1,890,000 1,878,106
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 881,844
Williams Cos., Inc. (The),
4.65%, 8/15/2032 1,000,000 965,777
16,246,693
Pharmaceuticals 0.5%
Bristol-Myers Squibb Co.
5.20%, 2/22/2034 1,119,000 1,139,033
6.25%, 11/15/2053 780,000 861,537
Royalty Pharma plc,
5.40%, 9/2/2034 1,243,000 1,234,216
Zoetis, Inc.
3.00%, 9/12/2027(d) 450,000 431,190
3.90%, 8/20/2028 465,000 453,078
4,119,054
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 799,411
Residential REITs 0.2%
Camden Property Trust,
3.15%, 7/1/2029 100,000 93,523
ERP Operating LP, 2.85%,
11/1/2026(d) 100,000 96,845
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,188,255
1,378,623

12 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Retail REITs 0.2%
Retail Opportunity
Investments Partnership
LP, 6.75%, 10/15/2028 1,324,000 1,401,095
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc.,
2.10%, 10/1/2031 105,000 88,952
Broadcom, Inc.
1.95%, 2/15/2028(b) 625,000 572,456
2.60%, 2/15/2033(b) 1,475,000 1,224,124
3.50%, 2/15/2041(b) 2,650,000 2,084,473
Intel Corp.
5.20%, 2/10/2033 1,400,000 1,376,759
5.15%, 2/21/2034 426,000 416,196
Xilinx, Inc., 2.38%,
6/1/2030 250,000 221,407
5,984,367
Software 0.8%
Cadence Design Systems,
Inc., 4.70%, 9/10/2034 842,000 821,574
Fortinet, Inc., 1.00%,
3/15/2026 650,000 617,280
Intuit, Inc., 1.65%,
7/15/2030 54,000 45,797
Microsoft Corp., 3.40%,
9/15/2026 410,000 403,361
Oracle Corp.
2.30%, 3/25/2028(d) 600,000 555,161
4.90%, 2/6/2033(d) 1,244,000 1,227,374
6.90%, 11/9/2052 2,975,000 3,421,743
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 479,879
VMware LLC, 4.70%,
5/15/2030 35,000 34,380
7,606,549
Specialized REITs 0.3%
American Tower Corp.
1.45%, 9/15/2026 210,000 197,729
2.75%, 1/15/2027 300,000 287,646
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 95,711
Extra Space Storage LP
3.88%, 12/15/2027 300,000 292,346
3.90%, 4/1/2029 430,000 412,372
Public Storage Operating
Co.
3.09%, 9/15/2027 150,000 144,568
3.39%, 5/1/2029 550,000 522,167
2.30%, 5/1/2031 950,000 822,505
2,775,044
Specialty Retail 0.3%
AutoNation, Inc., 4.75%,
6/1/2030(d) 1,250,000 1,217,736
Lowe's Cos., Inc.
1.70%, 10/15/2030 925,000 775,076
4.25%, 4/1/2052 975,000 786,686
2,779,498
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC,
8.10%, 7/15/2036 825,000 997,071
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034 856,000 830,665
HP, Inc.
3.00%, 6/17/2027 35,000 33,579
4.00%, 4/15/2029(d) 979,000 944,913
NetApp, Inc., 1.88%,
6/22/2025 75,000 73,575
2,879,803
Tobacco 0.1%
Altria Group, Inc., 4.80%,
2/14/2029 927,000 920,937
Water Utilities 0.0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 95,714
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 44,683
140,397
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.
3.75%, 4/15/2027(d) 1,426,000 1,396,186
2.88%, 2/15/2031 2,064,000 1,828,073
3.50%, 4/15/2031 5,421,000 4,970,776
8,195,035
221,843,948
Total Corporate Bonds
(cost $264,389,473) 265,773,670
Municipal Bonds 0.2%
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB, Series
A,2.15%, 7/1/2030 75,000 64,637
MARYLAND 0.2%
Maryland Economic
Development Corp. RB,
Series 2024,4.97%,
11/30/2032 490,000 486,486
Series 2024,5.02%,
11/30/2033 825,000 817,362
1,303,848
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO,
Series A,4.91%,
5/1/2029 100,000 100,141
Total Municipal Bonds
(cost $1,507,024) 1,468,626

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 13
Mortgage-Backed Securities 34.3%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 154,089 123,237
Pool# QB4050
2.00%, 10/1/2050 829,057 662,800
Pool# QB3891
2.00%, 10/1/2050 113,154 90,516
Pool# RA3986
2.50%, 11/1/2050 1,360,247 1,136,922
Pool# SD1384
2.50%, 11/1/2050 316,553 266,704
Pool# SD8129
2.50%, 2/1/2051 3,322,910 2,773,482
Pool# SD7536
2.50%, 2/1/2051 1,345,435 1,133,624
Pool# SD8145
1.50%, 5/1/2051 4,254,398 3,216,592
Pool# SD7543
2.50%, 8/1/2051 8,451,843 7,102,605
Pool# QD0652
2.00%, 11/1/2051 355,645 285,571
Pool# SD7555
3.00%, 8/1/2052 3,403,081 2,975,443
Pool# SD1501
4.00%, 8/1/2052 1,049,313 971,483
Pool# RA7920
4.00%, 9/1/2052 1,411,317 1,306,051
Pool# RA8213
6.00%, 11/1/2052 1,306,127 1,331,429
Pool# SD2056
6.00%, 12/1/2052 820,074 835,961
Pool# RA8419
6.00%, 1/1/2053 1,658,534 1,679,188
Pool# RA8417
6.00%, 1/1/2053 860,283 876,977
Pool# SD7563
4.50%, 5/1/2053 9,023,980 8,708,553
Pool# SD4473
6.50%, 12/1/2053 917,452 950,858
Pool# SD7571
6.50%, 6/1/2054 8,890,159 9,222,962
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 814,978 779,507
Pool# MA4106
1.50%, 7/1/2035 711,417 620,600
Pool# CA9152
2.50%, 2/1/2036 1,912,018 1,750,137
Pool# BT2234
2.00%, 4/1/2037 4,007,522 3,573,817
Pool# CB3758
2.00%, 5/1/2037 2,194,080 1,954,743
Pool# MA4685
1.50%, 6/1/2037 2,529,530 2,190,378
Pool# FS0146
3.50%, 9/1/2043 1,371,302 1,260,451
Pool# BE3774
4.00%, 7/1/2047 807,222 757,883
Pool# BM2007
4.00%, 9/1/2048 217,447 203,652
Pool# CA2471
4.00%, 10/1/2048 797,684 747,071
Pool# MA3692
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
3.50%, 7/1/2049 2,629,868 2,382,305
Pool# FM2363
3.00%, 1/1/2050 714,336 627,764
Pool# CA6032
2.50%, 6/1/2050 2,090,884 1,761,735
Pool# CA6020
3.00%, 6/1/2050 1,767,024 1,543,980
Pool# MA4158
2.00%, 10/1/2050 10,137,016 8,107,864
Pool# CA7404
4.00%, 10/1/2050 3,534,142 3,293,705
Pool# MA4182
2.00%, 11/1/2050 9,926,260 7,940,853
Pool# FS4481
2.50%, 11/1/2050 2,728,409 2,296,742
Pool# MA4210
2.50%, 12/1/2050 442,887 369,656
Pool# FM5525
2.50%, 1/1/2051 3,671,749 3,064,611
Pool# FS2772
2.50%, 2/1/2051 135,248 113,956
Pool# FM6554
2.00%, 3/1/2051 1,114,066 896,846
Pool# BR6352
2.50%, 3/1/2051 632,684 532,708
Pool# FM6834
2.00%, 4/1/2051 514,450 414,142
Pool# BR7647
2.00%, 4/1/2051 64,908 52,135
Pool# MA4356
2.50%, 6/1/2051 3,875,798 3,234,040
Pool# FM8057
3.00%, 7/1/2051 3,555,926 3,111,931
Pool# MA4398
2.00%, 8/1/2051 6,448,280 5,128,399
Pool# MA4400
3.00%, 8/1/2051 3,332,203 2,890,469
Pool# FM8779
2.50%, 9/1/2051 787,285 661,657
Pool# MA4437
2.00%, 10/1/2051 953,562 759,448
Pool# FM8997
2.50%, 10/1/2051 7,872,745 6,621,404
Pool# CB1805
2.50%, 10/1/2051 3,109,930 2,611,200
Pool# FM9450
2.00%, 11/1/2051 148,886 119,562
Pool# CB2045
2.50%, 11/1/2051 1,828,480 1,533,863
Pool# FM9492
2.50%, 11/1/2051 1,426,797 1,199,016
Pool# FM9578
2.00%, 12/1/2051 28,196 22,643
Pool# CB2809
2.50%, 2/1/2052 2,819,525 2,351,508
Pool# CB3156
2.00%, 3/1/2052 1,672,620 1,337,742
Pool# CB3368
3.00%, 4/1/2052 1,684,004 1,452,834
Pool# CB3769
3.50%, 6/1/2052 1,189,479 1,068,224

14 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# CB5087
5.50%, 11/1/2052 12,073,330 12,115,429
Pool# FS3440
6.00%, 12/1/2052 1,652,219 1,684,227
Pool# CB6821
5.50%, 8/1/2053 22,188,648 21,982,621
Pool# CB7143
6.50%, 9/1/2053 1,736,967 1,772,640
Pool# CB7603
6.00%, 12/1/2053 9,460,543 9,522,175
Pool# FS8303
6.00%, 6/1/2054 974,408 990,049
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
3.00%, 11/25/2054 13,000,000 11,190,227
3.50%, 11/25/2054 11,000,000 9,833,415
4.50%, 11/25/2054 2,000,000 1,898,610
6.00%, 11/25/2054 1,000,000 1,006,375
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 379,467 340,144
Pool# AC0071
3.50%, 10/20/2042 558,682 503,260
Pool# MA2600
3.00%, 2/20/2045 411,829 366,982
Pool# MA2825
3.00%, 5/20/2045 298,947 266,567
Pool# MA4509
3.00%, 6/20/2047 382,506 339,186
Pool# MA4718
3.00%, 9/20/2047 358,040 317,271
Pool# MA6409
3.00%, 1/20/2050 150,999 133,077
Pool# 785702
2.50%, 10/20/2051 831,245 695,356
Pool# MA7705
2.50%, 11/20/2051 3,437,212 2,912,848
Pool# 785764
2.50%, 11/20/2051 1,033,747 867,918
Pool# MA7707
3.50%, 11/20/2051 2,402,212 2,171,825
Pool# MA7766
2.00%, 12/20/2051 13,768,422 11,234,972
Pool# MA7767
2.50%, 12/20/2051 9,712,597 8,236,355
Pool# 785787
2.50%, 12/20/2051 831,600 695,652
Pool# 785788
2.50%, 12/20/2051 594,795 497,556
Pool# MA8150
4.00%, 7/20/2052 442,291 411,857
Pool# MA8197
2.50%, 8/20/2052 406,943 345,015
Pool# MA8198
3.00%, 8/20/2052 2,052,940 1,800,498
Pool# MA8201
4.50%, 8/20/2052 238,412 227,996
Pool# MA8427
4.50%, 11/20/2052 16,364,353 15,642,706
Pool# MA8643
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
3.00%, 2/20/2053 3,459,939 3,045,599
Pool# MA8644
3.50%, 2/20/2053 4,357,200 3,954,808
Pool# MA9668
5.50%, 5/20/2054 12,859,293 12,798,778
GNMA TBA
5.00%, 11/15/2054 16,000,000 15,627,378
5.50%, 11/15/2054 3,000,000 2,983,236
6.00%, 11/15/2054 15,000,000 15,109,043
6.50%, 11/15/2054 3,000,000 3,047,784
7.00%, 11/15/2054 1,000,000 1,021,709
Total Mortgage-Backed Securities
(cost $320,406,718) 304,583,283
Foreign Government Securities 0.7%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 50,508
Province of British
Columbia, 1.30%,
1/29/2031 25,000 20,709
Province of Ontario
0.63%, 1/21/2026 50,000 47,697
2.30%, 6/15/2026 45,000 43,552
1.05%, 5/21/2027 25,000 23,047
2.00%, 10/2/2029 25,000 22,385
1.13%, 10/7/2030 40,000 33,130
Province of Quebec
0.60%, 7/23/2025 50,000 48,617
2.50%, 4/20/2026 50,000 48,655
2.75%, 4/12/2027 25,000 24,099
362,399
CHILE 0.1%
Republic of Chile, 3.25%,
9/21/2071 860,000 534,702
HUNGARY 0.2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 966,997
3.13%, 9/21/2051 (b) 1,560,000 959,790
1,926,787
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,193,913
3.75%, 4/19/2071 2,330,000 1,350,000
2,543,913
PANAMA 0.0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 281,023
PERU 0.0%
†
Republic of Peru, 5.38%,
2/8/2035 100,000 98,384

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 15
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND 0.1%
Republic of Poland,
5.13%, 9/18/2034 780,000 772,161
Total Foreign Government Securities
(cost $6,600,915) 6,519,369
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 980,716
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 989,262
Total Supranational
(cost $2,003,336) 1,969,978
U.S. Treasury Obligations 20.2%
U.S. Treasury Bonds
4.25%, 11/15/2040 7,250,000 7,079,512
4.75%, 2/15/2041 6,830,000 7,064,514
2.00%, 11/15/2041 40,000,000 27,840,625
3.38%, 8/15/2042 12,050,000 10,299,455
2.75%, 11/15/2042 3,050,000 2,363,512
4.00%, 11/15/2042 2,550,000 2,377,875
3.00%, 5/15/2045 11,000,000 8,634,141
2.50%, 5/15/2046 2,000,000 1,419,687
2.25%, 8/15/2046 8,000,000 5,388,438
3.00%, 2/15/2047 4,700 3,633
3.00%, 2/15/2048 11,820,000 9,071,850
2.38%, 11/15/2049 3,600,000 2,410,172
1.63%, 11/15/2050 7,000,000 3,868,867
2.25%, 2/15/2052 4,180,000 2,684,180
2.88%, 5/15/2052 2,500,000 1,846,680
3.00%, 8/15/2052 4,521,400 3,428,493
4.00%, 11/15/2052 11,242,800 10,331,079
4.75%, 11/15/2053 5,640,000 5,881,462
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 4,643,759 3,984,075
U.S. Treasury Notes
0.50%, 6/30/2027 15,530,000 14,117,741
1.25%, 5/31/2028 31,280,000 28,282,741
4.13%, 10/31/2029 7,330,000 7,321,983
3.75%, 6/30/2030 6,400,000 6,258,500
4.13%, 10/31/2031 7,440,000 7,396,987
Total U.S. Treasury Obligations
(cost $201,800,297) 179,356,202
Repurchase Agreements 1.0%
CF Secured, LLC 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase
price $1,882,133,
collateralized by U.S.
Government Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 11/15/2024 -
11/15/2050; total market
value $1,919,776. (g)(h) 1,881,878 1,881,878
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $2,000,270,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$2,040,275. (g)(h) 2,000,000 2,000,000
Societe Generale 4.85%,
dated 10/31/2024, due
11/1/2024, repurchase
price $5,000,674,
collateralized by U.S.
Government Treasury
Securities, ranging
from 4.00% - 4.25%,
maturing 11/15/2040 -
11/15/2042; total market
value $5,100,003. (g)(h) 5,000,000 5,000,000
Total Repurchase
Agreements
(cost $8,881,878)
8,881,878
Total Investments Before TBA Sale Commitments
(cost $974,915,725) — 105.5% 937,499,599
TBA Sale Commitments   (7.6)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 11/25/2054 (2,000,000) (1,584,966)
2.50%, 11/25/2054 (7,000,000) (5,790,294)
5.50%, 11/25/2054 (18,000,000) (17,828,983)
6.50%, 11/25/2054 (4,000,000) (4,082,426)
5.50%, 12/25/2054 (16,000,000) (15,840,484)
GNMA TBA
2.50%, 11/15/2054 (1,000,000) (847,029)
3.00%, 11/15/2054 (2,000,000) (1,753,448)
3.50%, 11/15/2054 (7,000,000) (6,325,440)
4.50%, 11/15/2054 (14,000,000) (13,361,989)
Total TBA Sale Commitment
(cost $(68,333,359)) (67,415,059)
Total Investments
(cost $906,582,366) — 97.9% 870,084,540
Other assets in excess of liabilities — 2.1% 18,653,462
NET ASSETS — 100.0%
$ 888,738,002
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2024.

16 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $131,594,208 which represents 14.81% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2024.
(d) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $10,334,531, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,881,878 and by $1,846,442 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.63%, and maturity
dates ranging from 1/15/2025 – 2/15/2054, a total value of
$10,728,320.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2024. The maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $8,881,878.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 17
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.49 USD 40,302,867 754,038 163,368 917,406
Total unrealized appreciation 754,038 163,368 917,406
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

18 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month NIBOR
semi-annually
3.50% annually
Rec 12/18/2034 NOK 10,980,000 (3,174) 40,930 37,756
6 Month EURIBOR
semi-annually
2.50% annually
Rec 12/18/2034 EUR 360,000 (4,386) 1,313 (3,073)
6 Month EURIBOR
semi-annually
3.00% annually
Pay 12/18/2026 EUR 2,420,000 25,617 8,679 34,296
6 Month EURIBOR
semi-annually
2.50% annually
Pay 12/18/2029 EUR 6,890,000 42,382 10,774 53,156
6 Month EURIBOR
semi-annually
2.00% annually
Pay 1/25/2049 EUR 12,270,000 (3,969) 106,127 102,158
6 Month EURIBOR
semi-annually
3.00% annually
Pay 1/25/2039 EUR 8,700,000 33,201 120,082 153,283
6 Month EURIBOR
semi-annually
2.50% annually
Pay 5/14/2028 EUR 8,815,094 (17,073) 54,670 37,597
6 Month EURIBOR
semi-annually
3.00% annually
Pay 11/10/2033 EUR 6,840,000 69,963 103,223 173,186
6 Month BBR semi-annually 4.50%
semi-annually Rec 12/18/2034 AUD 430,000 (13,365) 14,992 1,627
3 Month BBR quarterly 4.00% quarterly Rec 12/18/2026 AUD 4,250,000 (1,683) 5,423 3,740
1 Day SOFR annually 3.38% annually Rec 4/11/2054 USD 2,520,000 (31,139) 31,399 260
1 Day SONIA annually 3.75% annually Rec 12/18/2029 GBP 460,000 (5,023) 12,202 7,179
1 Day SOFR annually 3.75% annually Rec 12/18/2034 USD 2,210,000 (67,549) 70,049 2,500
1 Day TONAR annually 0.50% annually Rec 12/18/2026 JPY 1,865,000,000 9,208 1,415 10,623
1 Day ESTR annually 2.50% annually Rec 12/18/2026 EUR 25,924,225 (259,984) 55,667 (204,317)
1 Day TONAR annually 0.75% annually Rec 12/18/2029 JPY 4,076,000,000 (163,556) 59,290 (104,266)
1 Day SOFR annually 3.80% annually Pay 4/13/2028 USD 6,820,000 1,419 14,118 15,537
1 Day SOFR annually 3.75% annually Rec 12/18/2026 USD 110,000 (1,302) 1,563 261
1 Day REPO_CORRA
semi-annually
3.25%
semi-annually Pay 12/18/2029 CAD 7,240,000 85,529 12,197 97,726
1 Day SONIA annually 3.50% annually Rec 8/31/2029 GBP 16,732,885 (94,078) 226,027 131,949
1 Day SOFR annually 3.22% annually Rec 9/12/2031 USD 15,020,000 (12,282) 131,047 118,765
1 Day SOFR annually 4.00% annually Rec 12/18/2026 USD 1,510,000 (7,829) 4,237 (3,592)
1 Day REPO_CORRA
semi-annually
3.75%
semi-annually Pay 12/18/2026 CAD 3,270,000 32,589 6,618 39,207
1 Day REPO_CORRA
semi-annually
2.46%
semi-annually Rec 9/13/2029 CAD 18,900,000 (6,061) 91,307 85,246
6 Month EURIBOR
semi-annually
1.05% annually
Pay 8/11/2047 EUR 10,210,000 (347,521) 68,786 (278,735)
6 Month EURIBOR
semi-annually
2.15% annually
Pay 8/9/2037 EUR 6,880,000 (262,250) 143,751 (118,499)
Total unrealized appreciation 1,395,886 393,570
6 Month EURIBOR
semi-annually
2.25% annually
Rec 12/18/2054 EUR 1,590,000 (9,324) (17,961) (27,285)
3 Month BBR quarterly 3.50%
semi-annually Pay 12/18/2029 NZD 4,500,000 (26,741) (4,271) (31,012)
3 Month STIBOR quarterly 2.00% annually Pay 12/18/2029 SEK 54,600,000 (37,292) (17,510) (54,802)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 1/25/2044 EUR 20,720,000 (16,536) (187,058) (203,594)
3 Month STIBOR quarterly 2.25% annually Pay 12/18/2034 SEK 36,960,000 (40,162) (9,649) (49,811)
3 Month BBR quarterly 4.00%
semi-annually Pay 12/18/2034 NZD 3,550,000 8,346 (36,104) (27,758)
6 Month NIBOR
semi-annually
3.75% annually
Pay 12/18/2026 NOK 47,370,000 7,893 (50,090) (42,197)
6 Month EURIBOR
semi-annually
2.50% annually
Rec 11/10/2053 EUR 3,780,000 (194,681) (48,214) (242,895)

Nationwide Bond Portfolio - October 31, 2024 - Statement of Investments - 19
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SONIA annually 4.00% annually Pay 12/18/2026 GBP 20,130,000 57,581 (160,261) (102,680)
1 Day SONIA annually 3.75% annually Pay 12/18/2034 GBP 640,000 (1,404) (15,435) (16,839)
1 Day REPO_CORRA
semi-annually
3.25%
semi-annually Pay 12/18/2034 CAD 1,580,000 29,596 (11,094) 18,502
1 Day SONIA annually 3.50% annually Pay 8/31/2027 GBP 18,199,809 (5,495) (98,490) (103,985)
1 Day FEDERAL_FUNDS_
H15 At Termination
4.38% At
Termination Pay 1/29/2025 USD 536,810,000 (10,430) (12,853) (23,283)
1 Day SOFR annually 3.75% annually Pay 12/18/2029 USD 1,368,482 31,558 (32,350) (792)
1 Day REPO_CORRA
semi-annually
2.80%
semi-annually Pay 9/11/2031 CAD 19,900,000 7,984 (82,172) (74,188)
1 Day TONAR annually 2.16% annually Pay 8/2/2044 JPY 776,440,000 2,535 (61,299) (58,764)
1 Day TONAR annually 1.30% annually Rec 8/2/2034 JPY 645,540,000 (12,644) (1,928) (14,572)
1 Day SARON annually 0.50% annually Rec 12/18/2026 CHF 4,880,000 10,972 (32,338) (21,366)
1 Day SOFR annually 3.04% annually Pay 9/13/2029 USD 14,150,000 13,077 (168,269) (155,192)
1 Day SONIA annually 4.25% annually Pay 12/18/2026 GBP 530,000 4,052 (3,565) 487
1 Day SARON annually 0.75% annually Rec 12/18/2034 CHF 3,710,000 (28,850) (64,074) (92,924)
1 Day SONIA annually 3.50% annually Pay 8/28/2034 GBP 3,331,983 (15,721) (56,702) (72,423)
6 Month EURIBOR
semi-annually
2.00% annually
Rec 5/17/2053 EUR 2,370,000 8,159 (34,058) (25,899)
6 Month EURIBOR
semi-annually
1.45% annually
Rec 8/10/2042 EUR 17,440,000 734,855 (132,533) 602,322
Total unrealized depreciation 517,328 (1,338,278) (820,950)
Net unrealized appreciation (484,988) 57,608 (427,380)
– – –
As of October 31, 2024, the Fund had $1,400,554 segregated as collateral for swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

20 - Statement of Investments - October 31, 2024 - Nationwide Bond Portfolio
Forward Foreign Currency Contracts outstanding as of October 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 774,567 USD 1,035,337 JPMorgan Chase Bank NA 12/16/2024 (36,654)
Total unrealized depreciation (36,654)
Net unrealized depreciation (36,654)
Currency:
GBP British pound
USD United States dollar
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 2 12/2024 EUR 286,731 (3,443)
U.S. Treasury 2 Year Note 477 12/2024 USD 98,235,914 (806,942)
U.S. Treasury 5 Year Note 293 12/2024 USD 31,419,672 (525,272)
U.S. Treasury 10 Year Note 72 12/2024 USD 7,953,750 (108,262)
U.S. Treasury Ultra Bond 43 12/2024 USD 5,401,875 34,445
3 Month SONIA 117 3/2026 GBP 36,185,127 (178,043)
Total long contracts (1,587,517)
Short Contracts
Euro-buxl (1) 12/2024 EUR (143,975) 2,614
U.S. Treasury Long Bond (86) 12/2024 USD (10,145,312) 518,127
Total short contracts 520,741
Net contracts (1,066,776)
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 21
Common Stocks 96 .0%
Shares Value ($)
Aerospace & Defense 1 .1%
AAR Corp.* 937 55,002
AeroVironment, Inc.* 755 162,295
Archer Aviation, Inc., Class A* 12,870 40,540
Boeing Co. (The)* 21,241 3,171,494
Cadre Holdings, Inc. 1,147 39,881
Ducommun, Inc.* 214 12,581
Eve Holding, Inc.* 4,549 14,011
General Electric Co. 82,686 14,203,801
Intuitive Machines, Inc.* 791 6,170
Kratos Defense & Security
Solutions, Inc.* 2,333 53,006
Leonardo DRS, Inc.* 2,213 66,545
Lockheed Martin Corp. 7,586 4,142,335
Mercury Systems, Inc.* 1,264 40,890
Moog, Inc., Class A 969 182,753
National Presto Industries, Inc. 204 14,674
Park Aerospace Corp. 912 12,339
Redwire Corp.* 2,058 15,826
Rocket Lab USA, Inc.* 10,381 111,077
TransDigm Group, Inc. 9,862 12,843,283
Triumph Group, Inc.* 875 12,110
V2X, Inc.* 254 15,646
Virgin Galactic Holdings, Inc.* 3,317 21,793
VirTra, Inc.* 1,786 10,895
35,248,947
Air Freight & Logistics 0 .4%
FedEx Corp. 12,137 3,323,718
Forward Air Corp. 637 22,505
GXO Logistics, Inc.* 15,462 924,782
Hub Group, Inc., Class A 2,776 120,451
United Parcel Service, Inc.,
Class B 75,502 10,121,798
14,513,254
Automobile Components 0 .2%
Adient plc* 1,220 23,827
American Axle &
Manufacturing Holdings,
Inc.* 3,628 20,498
Aptiv plc* 41,723 2,371,118
Cooper-Standard Holdings,
Inc.* 1,251 15,700
Dana, Inc. 761 5,837
Dorman Products, Inc.* 1,015 115,741
Fox Factory Holding Corp.* 984 35,414
Gentherm, Inc.* 697 29,239
Goodyear Tire & Rubber Co.
(The)* 4,622 37,022
LCI Industries 649 72,221
Luminar Technologies, Inc.,
Class A* 37,180 28,829
Mobileye Global, Inc., Class A* 147,167 2,002,943
Modine Manufacturing Co.* 1,699 200,091
Patrick Industries, Inc. 1,058 133,287
Phinia, Inc. 2,188 101,917
Solid Power, Inc.* 13,306 15,701
Visteon Corp.* 369 33,302
XPEL, Inc. Reg. S* 354 13,654
5,256,341
Automobiles 0 .6%
Canoo, Inc.* 6,544 4,954
Common Stocks
Shares Value ($)
Automobiles
General Motors Co. 146,408 7,431,670
Livewire Group, Inc.* 1,361 8,044
Tesla, Inc.* 44,691 11,166,046
Winnebago Industries, Inc. 582 32,615
18,643,329
Banks 4 .3%
1st Source Corp. 885 52,419
Amalgamated Financial Corp. 1,047 34,724
Ameris Bancorp 1,814 112,450
Associated Banc-Corp. 3,942 93,583
Atlantic Union Bankshares
Corp. 1,860 70,308
Axos Financial, Inc.* 1,616 109,436
Banc of California, Inc. 2,155 33,101
BancFirst Corp. 237 25,764
Bancorp, Inc. (The)* 1,885 94,740
Bank First Corp. 341 31,375
Bank of America Corp. 713,038 29,819,249
Bank of Hawaii Corp. 1,042 75,264
Bank of NT Butterfield & Son
Ltd. (The) 1,977 72,299
BankUnited, Inc. 1,593 56,297
Banner Corp. 1,268 81,203
BayCom Corp. 1,454 36,132
Berkshire Hills Bancorp, Inc. 2,187 59,552
Brookline Bancorp, Inc. 2,338 26,303
Burke & Herbert Financial
Services Corp. 75 4,751
Byline Bancorp, Inc. 789 21,232
Cadence Bank 5,317 177,747
Camden National Corp. 795 33,350
Capital Bancorp, Inc. 694 17,524
Capital City Bank Group, Inc. 758 26,530
Capitol Federal Financial, Inc. 6,191 39,901
Cathay General Bancorp 2,260 103,915
Central Pacific Financial Corp. 2,258 60,831
Citigroup, Inc. 62,205 3,991,695
Citizens Financial Group, Inc. 24,106 1,015,345
Citizens Financial Services,
Inc. 273 15,913
City Holding Co. 667 77,772
CNB Financial Corp. 703 17,842
Community Financial System,
Inc. 1,737 106,200
Community Trust Bancorp, Inc. 1,077 55,789
ConnectOne Bancorp, Inc. 2,205 53,449
CrossFirst Bankshares, Inc.* 2,208 34,666
Customers Bancorp, Inc.* 1,005 46,361
CVB Financial Corp. 3,518 68,355
Dime Community Bancshares,
Inc. 579 17,411
Eagle Bancorp, Inc. 556 14,573
East West Bancorp, Inc. 123,772 12,066,532
Eastern Bankshares, Inc. 4,079 66,610
Enterprise Financial Services
Corp. 1,132 59,679
Farmers National Banc Corp. 1,865 25,662
FB Financial Corp. 376 18,499
Fifth Third Bancorp 82,686 3,611,724
First Bancorp 6,996 147,147
First Bancshares, Inc. (The) 1,103 36,917

22 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
First Busey Corp. 2,182 53,044
First Business Financial
Services, Inc. 385 16,478
First Commonwealth Financial
Corp. 3,484 57,277
First Community Bankshares,
Inc. 866 35,904
First Financial Bancorp 2,475 63,310
First Financial Bankshares,
Inc. 3,657 132,164
First Financial Corp. 1,154 49,576
First Foundation, Inc. 3,016 20,298
First Interstate BancSystem,
Inc., Class A 1,621 49,927
First Merchants Corp. 2,198 81,436
First Mid Bancshares, Inc. 454 17,320
Flagstar Financial, Inc. 9,038 91,465
Fulton Financial Corp. 6,718 121,663
German American Bancorp,
Inc. 1,000 40,490
Glacier Bancorp, Inc. 2,493 130,010
Great Southern Bancorp, Inc. 479 27,155
Hancock Whitney Corp. 2,643 137,647
Hanmi Financial Corp. 2,328 53,241
HBT Financial, Inc. 1,534 32,766
Heartland Financial USA, Inc. 455 27,072
Heritage Commerce Corp. 2,686 26,081
Heritage Financial Corp. 2,255 51,842
Hilltop Holdings, Inc. 679 20,798
Home BancShares, Inc. 6,113 166,824
Hope Bancorp, Inc. 3,704 45,893
Horizon Bancorp, Inc. 875 14,017
Independent Bank Corp. 3,024 139,307
Independent Bank Group, Inc. 564 32,915
International Bancshares Corp. 2,386 146,166
JPMorgan Chase & Co. 212,441 47,144,907
Kearny Financial Corp. 3,488 24,381
Lakeland Financial Corp. 875 56,936
Live Oak Bancshares, Inc. 792 31,450
M&T Bank Corp. 62,095 12,088,655
Mercantile Bank Corp. 1,180 50,575
Metropolitan Bank Holding
Corp.* 293 15,676
Midland States Bancorp, Inc. 1,766 43,814
National Bank Holdings Corp.,
Class A 1,074 48,287
National Bankshares, Inc. 548 15,662
NB Bancorp, Inc.* 929 17,549
NBT Bancorp, Inc. 978 43,501
Nicolet Bankshares, Inc. 85 8,644
Northeast Community
Bancorp, Inc. 2,180 56,593
Northfield Bancorp, Inc. 3,398 39,994
Northrim Bancorp, Inc. 563 36,747
Northwest Bancshares, Inc. 4,105 54,555
OceanFirst Financial Corp. 2,687 48,903
OFG Bancorp 2,194 88,352
Old National Bancorp 8,727 168,082
Orange County Bancorp, Inc. 264 13,971
Pacific Premier Bancorp, Inc. 2,525 64,413
Park National Corp. 434 74,987
Pathward Financial, Inc. 1,114 78,827
Common Stocks
Shares Value ($)
Banks
Peapack-Gladstone Financial
Corp. 207 6,653
Peoples Bancorp of North
Carolina, Inc. 489 12,592
Peoples Bancorp, Inc. 1,285 39,552
PNC Financial Services
Group, Inc. (The) 23,516 4,427,357
Preferred Bank 820 69,183
Premier Financial Corp. 786 19,383
Princeton Bancorp, Inc. 547 19,211
Provident Financial Services,
Inc. 5,246 97,995
QCR Holdings, Inc. 622 49,200
RBB Bancorp 1,158 25,708
Red River Bancshares, Inc. 287 14,987
Renasant Corp. 1,417 48,334
Republic Bancorp, Inc., Class
A 842 56,835
S&T Bancorp, Inc. 1,609 61,110
Sandy Spring Bancorp, Inc. 809 27,215
Seacoast Banking Corp. of
Florida 1,582 42,239
ServisFirst Bancshares, Inc. 1,188 98,770
Sierra Bancorp 1,627 46,207
Simmons First National Corp.,
Class A 3,342 77,534
South Plains Financial, Inc. 1,102 37,137
Southern States Bancshares,
Inc. 525 16,333
Southside Bancshares, Inc. 1,441 46,688
SouthState Corp. 2,345 228,708
Stock Yards Bancorp, Inc. 735 47,393
Texas Capital Bancshares,
Inc.* 1,253 96,418
Timberland Bancorp, Inc. 1,132 32,692
Tompkins Financial Corp. 89 5,744
Towne Bank 2,208 71,804
TriCo Bancshares 1,250 53,413
Triumph Financial, Inc.* 408 36,055
TrustCo Bank Corp. 1,326 43,731
Trustmark Corp. 1,573 54,615
UMB Financial Corp. 1,182 129,701
United Bankshares, Inc. 3,814 143,712
United Community Banks, Inc. 2,084 59,311
Unity Bancorp, Inc. 986 38,138
Univest Financial Corp. 1,343 37,376
US Bancorp 92,359 4,461,863
Valley National Bancorp 12,786 121,083
Veritex Holdings, Inc. 1,726 46,602
WaFd, Inc. 1,875 63,713
Wells Fargo & Co. 210,888 13,690,849
WesBanco, Inc. 1,721 54,125
Westamerica Bancorp 1,049 54,044
WSFS Financial Corp. 1,544 75,918
140,102,899
Beverages 0 .7%
Coca-Cola Co. (The) 26,111 1,705,310
Coca-Cola Europacific
Partners plc 102,569 7,795,244
Constellation Brands, Inc.,
Class A 15,930 3,701,176

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 23
Common Stocks
Shares Value ($)
Beverages
Keurig Dr Pepper, Inc. 249,577 8,223,562
MGP Ingredients, Inc. 411 19,745
National Beverage Corp. 69 3,118
Primo Water Corp. 6,288 164,934
Vita Coco Co., Inc. (The)* 897 26,560
21,639,649
Biotechnology 2 .8%
4D Molecular Therapeutics,
Inc.* 1,293 10,357
89bio, Inc.* 3,112 24,211
AbbVie, Inc. 185,227 37,762,229
Absci Corp.* 5,951 22,852
ACADIA Pharmaceuticals,
Inc.* 2,714 39,597
ACELYRIN, Inc.* 2,280 12,950
Acrivon Therapeutics, Inc.* 1,766 14,128
Actinium Pharmaceuticals,
Inc.* 7,423 13,361
Acumen Pharmaceuticals,
Inc.* 6,147 17,703
ADC Therapeutics SA* 4,918 13,869
ADMA Biologics, Inc.* 7,041 114,839
Aerovate Therapeutics, Inc.* 719 1,762
Agenus, Inc.* 3,410 14,322
Agios Pharmaceuticals, Inc.* 1,443 64,113
Akebia Therapeutics, Inc.* 3,293 5,466
Akero Therapeutics, Inc.* 2,031 62,616
Aldeyra Therapeutics, Inc.* 2,798 14,718
Alector, Inc.* 2,715 13,358
Alkermes plc* 5,019 128,988
Altimmune, Inc.* 700 4,718
ALX Oncology Holdings, Inc.* 2,442 3,492
Amgen, Inc. 62,335 19,957,174
Amicus Therapeutics, Inc.* 7,992 91,269
AnaptysBio, Inc.* 442 9,560
Anavex Life Sciences Corp.* 2,752 18,218
Anika Therapeutics, Inc.* 547 9,359
Annexon, Inc.* 2,251 16,477
Apogee Therapeutics, Inc.* 1,170 60,887
Applied Therapeutics, Inc.* 2,754 24,345
Arcellx, Inc.* 1,155 97,332
Arcturus Therapeutics
Holdings, Inc.* 432 7,659
Arcus Biosciences, Inc.* 1,677 25,658
Arcutis Biotherapeutics, Inc.* 2,548 21,174
Ardelyx, Inc.* 6,676 39,188
ArriVent Biopharma, Inc.* 546 16,020
Arrowhead Pharmaceuticals,
Inc.* 3,488 67,074
ARS Pharmaceuticals, Inc.* 1,100 16,192
Astria Therapeutics, Inc.* 1,792 20,035
Atossa Therapeutics, Inc.* 12,286 16,955
Aura Biosciences, Inc.* 3,125 32,625
Aurinia Pharmaceuticals, Inc.* 4,393 31,674
Avid Bioservices, Inc.* 3,070 30,577
Avidity Biosciences, Inc.* 3,075 129,950
Beam Therapeutics, Inc.* 2,409 52,781
BioCryst Pharmaceuticals,
Inc.* 6,509 52,137
Biogen, Inc.* 32,643 5,679,882
Biohaven Ltd.* 2,693 134,004
Common Stocks
Shares Value ($)
Biotechnology
BioMarin Pharmaceutical, Inc.* 24,739 1,630,053
Biomea Fusion, Inc.* 1,381 12,940
Black Diamond Therapeutics,
Inc.* 4,615 12,645
Blueprint Medicines Corp.* 1,787 156,380
Bridgebio Pharma, Inc.* 3,604 84,370
C4 Therapeutics, Inc.* 739 3,939
Cabaletta Bio, Inc.* 2,944 10,451
Capricor Therapeutics, Inc.* 758 15,236
CareDx, Inc.* 1,974 43,685
Cargo Therapeutics, Inc.* 1,324 25,818
Cartesian Therapeutics, Inc.* 216 4,277
Catalyst Pharmaceuticals,
Inc.* 4,390 95,702
Celcuity, Inc.* 864 13,392
Celldex Therapeutics, Inc.* 1,908 49,722
Century Therapeutics, Inc.* 3,940 4,531
CervoMed, Inc.* 1,159 15,820
CG oncology, Inc.* 1,193 42,387
Cibus, Inc., Class A* 4,410 17,596
Climb Bio, Inc.* 3,048 11,659
Cogent Biosciences, Inc.* 2,760 31,712
Coherus Biosciences, Inc.* 9,577 7,135
Compass Therapeutics, Inc.* 6,434 10,552
Corbus Pharmaceuticals
Holdings, Inc.* 317 5,059
Crinetics Pharmaceuticals,
Inc.* 2,163 121,041
Cullinan Therapeutics, Inc.* 1,058 16,452
Cytokinetics, Inc.* 3,040 155,040
Day One Biopharmaceuticals,
Inc.* 2,181 32,104
Denali Therapeutics, Inc.* 3,427 88,965
Design Therapeutics, Inc.* 1,459 7,645
Dianthus Therapeutics, Inc.* 503 14,014
Disc Medicine, Inc.* 324 14,522
Dynavax Technologies Corp.* 2,418 28,653
Dyne Therapeutics, Inc.* 2,216 63,954
Enanta Pharmaceuticals, Inc.* 1,202 13,517
Entrada Therapeutics, Inc.* 957 16,403
Erasca, Inc.* 13,158 34,079
Fate Therapeutics, Inc.* 3,780 8,959
Foghorn Therapeutics, Inc.* 1,178 8,976
Generation Bio Co.* 8,098 17,654
Geron Corp.* 13,299 54,659
Greenwich Lifesciences, Inc.* 797 10,720
Gyre Therapeutics, Inc.* 1,154 16,502
Halozyme Therapeutics, Inc.* 4,672 236,263
Humacyte, Inc.* 4,175 21,084
Ideaya Biosciences, Inc.* 2,125 59,819
ImmunityBio, Inc.* 8,246 42,962
Immunome, Inc.* 2,435 27,929
Immunovant, Inc.* 766 22,413
Inhibrx Biosciences, Inc.* 1,009 16,174
Inmune Bio, Inc.* 1,757 10,278
Inozyme Pharma, Inc.* 2,373 10,180
Insmed, Inc.* 3,633 244,428
Intellia Therapeutics, Inc.* 2,146 30,516
Ionis Pharmaceuticals, Inc.* 25,512 979,406
Iovance Biotherapeutics, Inc.* 7,878 82,246
Ironwood Pharmaceuticals,
Inc., Class A* 5,454 21,543

24 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
iTeos Therapeutics, Inc.* 987 8,340
Janux Therapeutics, Inc.* 696 37,577
KalVista Pharmaceuticals,
Inc.* 1,064 10,927
Keros Therapeutics, Inc.* 664 38,539
Kiniksa Pharmaceuticals
International plc, Class A* 970 21,912
Kodiak Sciences, Inc.* 2,321 8,820
Korro Bio, Inc.* 110 6,325
Krystal Biotech, Inc.* 582 100,412
Kura Oncology, Inc.* 1,281 21,418
Kymera Therapeutics, Inc.* 1,531 70,686
Kyverna Therapeutics, Inc.* 2,319 11,085
Larimar Therapeutics, Inc.* 3,773 31,033
LENZ Therapeutics, Inc. 578 15,583
Lexeo Therapeutics, Inc.* 250 1,975
Lyell Immunopharma, Inc.* 5,076 4,875
Madrigal Pharmaceuticals,
Inc.* 524 135,894
MannKind Corp.* 10,865 76,816
Mersana Therapeutics, Inc.* 7,325 13,258
MiMedx Group, Inc.* 5,442 37,278
Mineralys Therapeutics, Inc.* 1,223 16,364
Mirum Pharmaceuticals, Inc.* 746 28,691
Monte Rosa Therapeutics,
Inc.* 3,395 28,858
Myriad Genetics, Inc.* 2,770 60,829
Neurocrine Biosciences, Inc.* 32,097 3,860,306
Neurogene, Inc.* 359 15,800
Nkarta, Inc.* 2,233 6,878
Novavax, Inc.* 3,517 33,798
Nurix Therapeutics, Inc.* 1,902 46,751
Nuvalent, Inc., Class A* 848 75,040
Ocugen, Inc.* 8,463 7,710
Olema Pharmaceuticals, Inc.* 1,347 15,531
Organogenesis Holdings, Inc.,
Class A* 5,633 15,603
ORIC Pharmaceuticals, Inc.* 2,990 28,046
PepGen, Inc.* 882 5,839
Perspective Therapeutics,
Inc.* 1,408 16,629
Poseida Therapeutics, Inc.,
Class A* 9,125 21,626
Praxis Precision Medicines,
Inc.* 358 25,056
Prelude Therapeutics, Inc.* 2,731 3,277
Prime Medicine, Inc.* 5,671 22,003
Protagonist Therapeutics, Inc.* 1,739 79,716
Prothena Corp. plc* 532 9,044
PTC Therapeutics, Inc.* 2,438 97,325
Recursion Pharmaceuticals,
Inc., Class A* 5,776 36,504
Regeneron Pharmaceuticals,
Inc.* 6,069 5,087,036
REGENXBIO, Inc.* 514 4,415
Relay Therapeutics, Inc.* 1,876 10,571
Replimune Group, Inc.* 1,663 19,557
REVOLUTION Medicines,
Inc.* 4,015 214,803
Rhythm Pharmaceuticals, Inc.* 1,585 75,652
Rigel Pharmaceuticals, Inc.* 1,078 14,693
Rocket Pharmaceuticals, Inc.* 1,904 31,702
Common Stocks
Shares Value ($)
Biotechnology
Sana Biotechnology, Inc.* 6,223 21,781
Savara, Inc.* 6,339 23,042
Scholar Rock Holding Corp.* 1,621 46,101
Solid Biosciences, Inc.* 732 4,041
SpringWorks Therapeutics,
Inc.* 1,848 55,680
Spyre Therapeutics, Inc.* 694 22,576
Stoke Therapeutics, Inc.* 1,269 15,685
Summit Therapeutics, Inc.* 2,660 49,449
Sutro Biopharma, Inc.* 4,144 13,468
Syndax Pharmaceuticals, Inc.* 2,906 54,807
Taysha Gene Therapies, Inc.* 6,383 10,787
Tenaya Therapeutics, Inc.* 4,663 8,953
TG Therapeutics, Inc.* 4,448 111,467
Tourmaline Bio, Inc.* 521 13,296
Travere Therapeutics, Inc.* 2,386 41,755
TScan Therapeutics, Inc.* 2,767 12,562
Twist Bioscience Corp.* 2,131 86,007
Tyra Biosciences, Inc.* 1,087 18,131
Vaxcyte, Inc.* 3,164 336,491
Vera Therapeutics, Inc., Class
A* 1,083 43,732
Veracyte, Inc.* 3,206 108,170
Vericel Corp.* 1,927 84,865
Vertex Pharmaceuticals, Inc.* 17,448 8,304,899
Verve Therapeutics, Inc.* 4,091 23,441
Viridian Therapeutics, Inc.* 1,632 35,202
Xencor, Inc.* 2,867 60,236
Y-mAbs Therapeutics, Inc.* 1,096 15,903
Zentalis Pharmaceuticals, Inc.* 1,875 5,119
90,148,068
Broadline Retail 3 .1%
Amazon.com, Inc.* 534,262 99,586,437
Groupon, Inc., Class A* 756 7,756
99,594,193
Building Products 0 .5%
American Woodmark Corp.* 423 38,370
Apogee Enterprises, Inc. 1,301 97,367
AZZ, Inc. 936 71,305
Builders FirstSource, Inc.* 10,620 1,820,268
Carrier Global Corp. 75,859 5,516,466
CSW Industrials, Inc. 454 160,307
Fortune Brands Innovations,
Inc. 10,823 901,881
Gibraltar Industries, Inc.* 876 59,121
Griffon Corp. 1,878 118,089
Janus International Group,
Inc.* 1,327 9,767
Masterbrand, Inc.* 4,098 73,600
Quanex Building Products
Corp. 716 20,807
Resideo Technologies, Inc.* 3,015 59,305
Tecnoglass, Inc. 563 38,582
Trane Technologies plc 18,206 6,739,133
UFP Industries, Inc. 2,266 277,222
Zurn Elkay Water Solutions
Corp. 3,327 120,105
16,121,695

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 25
Common Stocks
Shares Value ($)
Capital Markets 2 .2%
Artisan Partners Asset
Management, Inc., Class A 2,588 114,131
B. Riley Financial, Inc. 1,584 9,338
Bank of New York Mellon
Corp. (The) 25,153 1,895,530
BGC Group, Inc., Class A 11,196 104,907
Blackrock, Inc. 5,310 5,209,269
Brightsphere Investment
Group, Inc. 323 8,524
Brookfield Corp. 17,507 927,871
Cohen & Steers, Inc. 502 49,583
Diamond Hill Investment
Group, Inc. 315 47,540
DigitalBridge Group, Inc. 1,999 31,364
Donnelley Financial Solutions,
Inc.* 993 57,932
Forge Global Holdings, Inc.* 11,458 13,291
Goldman Sachs Group, Inc.
(The) 11,379 5,891,932
Hamilton Lane, Inc., Class A 894 160,598
Intercontinental Exchange, Inc. 56,894 8,868,068
KKR & Co., Inc. 63,722 8,808,929
Moelis & Co., Class A 1,899 126,094
Moody's Corp. 9,862 4,477,743
MSCI, Inc., Class A 11,272 6,438,566
Nasdaq, Inc. 215,471 15,927,616
Open Lending Corp.* 2,110 11,816
Patria Investments Ltd., Class
A 4,163 48,457
Piper Sandler Cos. 649 184,082
PJT Partners, Inc., Class A 919 127,704
S&P Global, Inc. 22,758 10,932,033
Silvercrest Asset Management
Group, Inc., Class A 814 14,188
StepStone Group, Inc., Class
A 859 51,652
StoneX Group, Inc.* 431 38,807
Tradeweb Markets, Inc., Class
A 15,172 1,926,844
Victory Capital Holdings, Inc.,
Class A 1,885 112,968
Virtus Investment Partners,
Inc. 353 76,379
WisdomTree, Inc. 4,134 42,787
72,736,543
Chemicals 1 .3%
Air Products & Chemicals, Inc. 6,827 2,119,988
Arcadium Lithium plc* 29,661 159,873
ASP Isotopes, Inc.* 4,434 30,994
Aspen Aerogels, Inc.* 1,079 19,249
Avient Corp. 2,532 118,016
Balchem Corp. 1,096 183,394
Cabot Corp. 2,017 217,493
Ecolab, Inc. 10,672 2,622,431
Ecovyst, Inc.* 2,468 16,437
Element Solutions, Inc. 74,342 2,014,668
Hawkins, Inc. 730 78,037
HB Fuller Co. 1,361 99,598
Ingevity Corp.* 915 38,238
Innospec, Inc. 1,010 108,858
Koppers Holdings, Inc. 509 17,311
Common Stocks
Shares Value ($)
Chemicals
Linde plc 20,482 9,342,864
Mativ Holdings, Inc. 3,349 51,742
Minerals Technologies, Inc. 1,426 107,363
Orion SA 2,033 30,475
Perimeter Solutions SA* 1,675 22,244
PureCycle Technologies, Inc.* 2,959 38,526
Quaker Chemical Corp. 536 81,247
Rayonier Advanced Materials,
Inc.* 667 5,309
RPM International, Inc. 71,479 9,085,696
Sensient Technologies Corp. 1,345 101,521
Sherwin-Williams Co. (The) 39,403 14,136,614
Stepan Co. 244 17,651
Tronox Holdings plc 1,269 15,380
40,881,217
Commercial Services & Supplies 0 .2%
ABM Industries, Inc. 2,388 126,707
ACCO Brands Corp. 4,246 20,805
ACV Auctions, Inc., Class A* 2,417 41,790
Brink's Co. (The) 1,899 195,198
Casella Waste Systems, Inc.,
Class A* 1,285 125,776
Cimpress plc* 837 57,761
CompX International, Inc. 464 13,080
CoreCivic, Inc.* 3,104 42,866
Deluxe Corp. 2,989 56,074
Ennis, Inc. 1,972 40,150
GEO Group, Inc. (The)* 4,850 73,623
HNI Corp. 2,043 100,679
Interface, Inc., Class A 4,328 75,610
MillerKnoll, Inc. 2,635 58,919
Montrose Environmental
Group, Inc.* 671 17,694
OPENLANE, Inc.* 1,911 30,194
Pitney Bowes, Inc. 6,352 45,798
Republic Services, Inc., Class
A 12,260 2,427,480
Steelcase, Inc., Class A 5,026 60,463
UniFirst Corp. 446 80,195
Virco Mfg. Corp. 1,953 27,401
Waste Connections, Inc. 18,206 3,217,911
6,936,174
Communications Equipment 0 .4%
ADTRAN Holdings, Inc.* 4,361 26,493
Applied Optoelectronics, Inc.* 1,270 19,837
Aviat Networks, Inc.* 507 10,368
Calix, Inc.* 1,713 60,606
Cisco Systems, Inc. 125,926 6,896,967
CommScope Holding Co.,
Inc.* 3,491 23,494
Digi International, Inc.* 1,717 49,742
Extreme Networks, Inc.* 3,316 49,508
Harmonic, Inc.* 1,180 13,086
Infinera Corp.* 4,406 29,608
Motorola Solutions, Inc. 11,379 5,113,154
NETGEAR, Inc.* 964 21,131
NetScout Systems, Inc.* 3,528 74,194
Ribbon Communications, Inc.* 4,317 15,369
Viasat, Inc.* 3,245 31,152

26 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Communications Equipment
Viavi Solutions, Inc.* 5,614 51,761
12,486,470
Construction & Engineering 0 .0%
†
Ameresco, Inc., Class A* 933 28,709
Arcosa, Inc. 1,709 160,031
Argan, Inc. 583 76,979
Concrete Pumping Holdings,
Inc.* 6,254 34,710
Construction Partners, Inc.,
Class A* 980 77,156
Dycom Industries, Inc.* 790 137,721
Fluor Corp.* 3,687 192,756
Granite Construction, Inc. 1,027 86,319
IES Holdings, Inc.* 366 80,031
Limbach Holdings, Inc.* 425 32,287
MYR Group, Inc.* 315 41,265
Northwest Pipe Co.* 481 21,592
Primoris Services Corp. 2,107 131,940
Sterling Infrastructure, Inc.* 1,078 166,497
Tutor Perini Corp.* 567 14,697
1,282,690
Construction Materials 0 .1%
Knife River Corp.* 1,635 159,118
Martin Marietta Materials, Inc. 6,827 4,043,905
Smith-Midland Corp.* 413 14,207
Summit Materials, Inc., Class
A* 2,745 130,141
United States Lime & Minerals,
Inc. 460 51,879
4,399,250
Consumer Finance 0 .5%
American Express Co. 57,182 15,443,715
Bread Financial Holdings, Inc. 2,166 107,975
Enova International, Inc.* 538 46,758
FirstCash Holdings, Inc. 974 100,780
LendingClub Corp.* 1,179 16,718
LendingTree, Inc.* 290 16,539
Moneylion, Inc.* 440 18,907
Navient Corp. 4,651 66,184
Nelnet, Inc., Class A 767 86,441
PRA Group, Inc.* 715 14,414
PROG Holdings, Inc. 1,650 72,055
Upstart Holdings, Inc.* 2,527 123,014
World Acceptance Corp.* 135 15,403
16,128,903
Consumer Staples Distribution & Retail 1 .3%
Andersons, Inc. (The) 1,599 72,595
Chefs' Warehouse, Inc. (The)* 621 24,790
Costco Wholesale Corp. 22,337 19,526,559
Dollar Tree, Inc.* 59,170 3,824,749
Ingles Markets, Inc., Class A 87 5,556
Natural Grocers by Vitamin
Cottage, Inc. 616 16,866
Performance Food Group Co.* 97,149 7,893,356
PriceSmart, Inc. 1,103 91,637
SpartanNash Co. 698 14,686
Sprouts Farmers Market, Inc.* 2,830 363,457
United Natural Foods, Inc.* 794 16,150
Village Super Market, Inc.,
Class A 1,140 32,536
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc. 131,535 10,779,293
Weis Markets, Inc. 225 14,150
42,676,380
Containers & Packaging 0 .5%
Avery Dennison Corp. 67,948 14,067,274
Crown Holdings, Inc. 13,143 1,229,528
Greif, Inc., Class A 405 25,288
Myers Industries, Inc. 1,936 22,806
O-I Glass, Inc.* 5,128 56,972
Pactiv Evergreen, Inc. 2,240 25,402
Ranpak Holdings Corp., Class
A* 1,138 6,919
TriMas Corp. 1,025 27,521
15,461,710
Distributors 0 .0%
†
A-Mark Precious Metals, Inc. 353 13,714
GigaCloud Technology, Inc.,
Class A* 252 5,738
Weyco Group, Inc. 477 16,056
35,508
Diversified Consumer Services 0 .0%
†
Adtalem Global Education,
Inc.* 1,564 126,559
Carriage Services, Inc., Class
A 1,049 39,222
Chegg, Inc.* 17,400 27,840
Coursera, Inc.* 1,987 13,810
Frontdoor, Inc.* 2,864 142,312
Graham Holdings Co., Class B 138 116,375
Laureate Education, Inc. 3,664 62,947
Mister Car Wash, Inc.* 2,372 17,814
OneSpaWorld Holdings Ltd. 2,345 41,061
Perdoceo Education Corp. 1,237 27,647
Strategic Education, Inc. 672 58,437
Stride, Inc.* 963 89,829
763,853
Diversified REITs 0 .0%
†
Alexander & Baldwin, Inc. 3,419 63,628
American Assets Trust, Inc. 2,870 77,346
Broadstone Net Lease, Inc. 5,856 103,007
Empire State Realty Trust,
Inc., Class A 4,975 52,735
Essential Properties Realty
Trust, Inc. 5,507 174,517
One Liberty Properties, Inc. 1,579 42,159
513,392
Diversified Telecommunication Services 1 .2%
Anterix, Inc.* 390 12,667
AST SpaceMobile, Inc., Class
A* 4,416 105,145
AT&T, Inc. 1,267,765 28,575,423
ATN International, Inc. 390 8,175
Cogent Communications
Holdings, Inc. 1,149 92,230
IDT Corp., Class B 1,313 61,619
Liberty Latin America Ltd.,
Class A* 3,532 34,579
Liberty Latin America Ltd.,
Class C* 3,134 30,337

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 27
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Lumen Technologies, Inc.* 29,006 185,348
Verizon Communications, Inc. 245,784 10,354,880
39,460,403
Electric Utilities 1 .3%
ALLETE, Inc. 2,135 136,448
Alliant Energy Corp. 31,861 1,911,660
American Electric Power Co.,
Inc. 31,102 3,071,322
Constellation Energy Corp. 12,137 3,191,546
Duke Energy Corp. 33,378 3,847,482
Entergy Corp. 17,623 2,727,688
FirstEnergy Corp. 43,240 1,808,729
Genie Energy Ltd., Class B 1,502 23,611
Hawaiian Electric Industries,
Inc.* 4,897 50,292
MGE Energy, Inc. 990 89,585
NextEra Energy, Inc. 67,515 5,350,564
NRG Energy, Inc. 90,789 8,207,326
Otter Tail Corp. 1,376 108,044
PG&E Corp. 105,444 2,132,078
Portland General Electric Co. 2,421 114,755
TXNM Energy, Inc. 1,902 82,813
Xcel Energy, Inc. 128,619 8,593,035
41,446,978
Electrical Equipment 1 .5%
American Superconductor
Corp.* 599 14,688
AMETEK, Inc. 56,821 10,417,562
Array Technologies, Inc.* 5,696 37,195
Atkore, Inc. 1,213 104,027
Blink Charging Co.* 12,399 24,550
Bloom Energy Corp., Class A* 5,654 54,278
ChargePoint Holdings, Inc.* 19,695 23,634
Eaton Corp. plc 27,309 9,055,118
Energy Vault Holdings, Inc.* 12,237 22,883
EnerSys 1,263 122,334
Enovix Corp.* 5,243 47,213
Fluence Energy, Inc.* 1,412 30,711
Freyr Battery, Inc.* 8,945 8,677
FuelCell Energy, Inc.* 36,195 12,451
GE Vernova, Inc.* 50,588 15,260,376
GrafTech International Ltd.* 7,872 13,382
NANO Nuclear Energy, Inc.* 884 17,291
NEXTracker, Inc., Class A* 3,588 142,874
NuScale Power Corp., Class
A* 1,891 36,194
nVent Electric plc 82,686 6,165,895
Plug Power, Inc.* 27,676 54,245
Powell Industries, Inc. 264 67,315
Rockwell Automation, Inc. 31,489 8,398,431
SES AI Corp.* 17,632 8,345
Shoals Technologies Group,
Inc., Class A* 6,377 34,500
Stem, Inc.* 29,504 11,138
SunPower Corp.* 21,848 4
Sunrun, Inc.* 6,258 90,428
TPI Composites, Inc.* 3,164 10,774
50,286,513
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 0 .6%
Advanced Energy Industries,
Inc. 967 104,949
Amphenol Corp., Class A 100,134 6,710,981
Arlo Technologies, Inc.* 2,425 24,638
Badger Meter, Inc. 1,026 205,251
Bel Fuse, Inc., Class A 514 52,094
Belden, Inc. 1,616 184,014
Benchmark Electronics, Inc. 1,740 75,342
CDW Corp. 54,636 10,284,134
CTS Corp. 1,426 70,573
Daktronics, Inc.* 1,077 14,033
ePlus, Inc.* 1,181 105,050
Fabrinet* 1,062 255,910
Insight Enterprises, Inc.* 948 165,824
Itron, Inc.* 1,298 145,065
Knowles Corp.* 716 12,401
Methode Electronics, Inc. 1,401 12,217
Mirion Technologies, Inc.,
Class A* 2,848 42,150
Napco Security Technologies,
Inc. 1,134 43,636
Novanta, Inc.* 1,175 200,032
OSI Systems, Inc.* 253 33,449
Ouster, Inc.* 1,495 9,912
PAR Technology Corp.* 458 27,017
PC Connection, Inc. 866 55,121
Plexus Corp.* 999 143,956
Rogers Corp.* 587 58,864
Sanmina Corp.* 1,193 83,629
ScanSource, Inc.* 1,228 52,080
TTM Technologies, Inc.* 1,265 28,387
Vishay Intertechnology, Inc. 2,450 41,552
Vishay Precision Group, Inc.* 1,064 24,695
19,266,956
Energy Equipment & Services 0 .2%
Archrock, Inc. 5,027 100,641
Atlas Energy Solutions, Inc.,
Class A 702 13,738
Borr Drilling Ltd. 4,237 17,753
Cactus, Inc., Class A 2,115 125,398
ChampionX Corp. 7,434 209,787
Core Laboratories, Inc. 405 7,654
Expro Group Holdings NV* 834 10,634
Helix Energy Solutions Group,
Inc.* 3,129 28,943
Helmerich & Payne, Inc. 3,616 121,498
Innovex International, Inc.* 380 5,392
Liberty Energy, Inc., Class A 6,729 114,864
Nabors Industries Ltd.* 478 35,568
Newpark Resources, Inc.* 4,050 26,973
Noble Corp. plc 3,542 113,273
Oceaneering International,
Inc.* 3,484 85,010
Patterson-UTI Energy, Inc. 10,615 81,417
ProPetro Holding Corp.* 5,568 38,475
Ranger Energy Services, Inc.,
Class A 2,726 35,383
RPC, Inc. 4,760 27,037
Schlumberger NV 94,065 3,769,185
Seadrill Ltd.* 1,947 76,614

28 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Water Solutions, Inc.,
Class A 6,003 63,632
Solaris Energy Infrastructure,
Inc., Class A 2,412 31,694
Tidewater, Inc.* 1,308 78,572
Transocean Ltd.* 12,759 55,374
Valaris Ltd.* 1,334 67,500
5,342,009
Entertainment 0 .8%
AMC Entertainment Holdings,
Inc., Class A* 11,371 49,919
Atlanta Braves Holdings, Inc.,
Class C* 929 36,705
Cinemark Holdings, Inc.* 3,893 115,817
Electronic Arts, Inc. 80,464 12,137,994
IMAX Corp.* 765 18,589
Lions Gate Entertainment
Corp., Class B* 7,441 52,459
Madison Square Garden
Entertainment Corp., Class
A* 1,828 76,246
Marcus Corp. (The) 729 13,756
Netflix, Inc.* 15,930 12,043,558
Playstudios, Inc.* 13,617 18,111
Sphere Entertainment Co.* 310 12,961
TKO Group Holdings, Inc.,
Class A* 19,156 2,236,846
26,812,961
Financial Services 3 .9%
Alerus Financial Corp. 720 14,566
Apollo Global Management,
Inc. 30,344 4,347,081
Banco Latinoamericano de
Comercio Exterior SA, Class
E 233 7,449
Berkshire Hathaway, Inc.,
Class B* 36,627 16,515,847
Burford Capital Ltd. 3,317 44,779
Cannae Holdings, Inc. 1,538 30,529
Cass Information Systems,
Inc. 358 14,807
Compass Diversified Holdings 554 12,022
Corpay, Inc.* 27,441 9,047,846
Enact Holdings, Inc. 2,213 75,441
Essent Group Ltd. 4,023 241,420
EVERTEC, Inc. 1,928 63,161
Federal Agricultural Mortgage
Corp., Class C 310 56,814
Fidelity National Information
Services, Inc. 107,166 9,616,005
Fiserv, Inc.* 126,567 25,047,609
Flywire Corp.* 2,745 47,818
HA Sustainable Infrastructure
Capital, Inc. 3,114 108,959
International Money Express,
Inc.* 2,089 36,745
Jackson Financial, Inc., Class
A 2,559 255,772
Marqeta, Inc., Class A* 12,392 70,139
Mastercard, Inc., Class A 76,819 38,378,004
Mr. Cooper Group, Inc.* 1,492 132,117
Common Stocks
Shares Value ($)
Financial Services
NCR Atleos Corp.* 1,941 50,815
NMI Holdings, Inc., Class A* 3,698 143,039
Onity Group, Inc.* 523 15,544
Pagseguro Digital Ltd., Class
A* 7,373 59,279
Payoneer Global, Inc.* 6,588 56,789
Paysafe Ltd.* 1,331 28,270
PennyMac Financial Services,
Inc. 541 53,927
Radian Group, Inc. 6,321 220,666
Remitly Global, Inc.* 2,160 38,837
Repay Holdings Corp., Class
A* 3,157 25,114
Sezzle, Inc.* 77 16,529
StoneCo Ltd., Class A* 7,591 84,260
Visa, Inc., Class A 80,292 23,272,636
Walker & Dunlop, Inc. 1,153 126,104
128,356,739
Food Products 0 .7%
B&G Foods, Inc. 4,601 39,200
Beyond Meat, Inc.* 2,471 15,048
Cal-Maine Foods, Inc. 1,668 146,417
Dole plc 3,691 59,610
Fresh Del Monte Produce, Inc. 1,268 40,715
General Mills, Inc. 76,618 5,211,556
Hain Celestial Group, Inc.
(The)* 1,945 16,980
J & J Snack Foods Corp. 315 51,698
John B Sanfilippo & Son, Inc. 573 47,278
Kellanova 11,698 943,444
Kraft Heinz Co. (The) 249,112 8,335,288
Lancaster Colony Corp. 661 114,750
Lifeway Foods, Inc.* 427 11,362
Mama's Creations, Inc.* 1,920 14,304
Mondelez International, Inc.,
Class A 79,652 5,454,569
Nestle SA, ADR 16,091 1,520,921
Simply Good Foods Co. (The)* 2,501 84,184
TreeHouse Foods, Inc.* 591 21,501
Utz Brands, Inc. 73,558 1,266,669
Vital Farms, Inc.* 368 12,762
WK Kellogg Co. 3,459 57,523
23,465,779
Gas Utilities 0 .0%
†
Brookfield Infrastructure Corp.,
Class A 3,471 142,589
Chesapeake Utilities Corp. 319 38,213
New Jersey Resources Corp. 3,676 168,692
Northwest Natural Holding Co. 298 11,589
ONE Gas, Inc. 1,275 90,869
Southwest Gas Holdings, Inc. 2,297 168,255
Spire, Inc. 2,049 130,849
751,056
Ground Transportation 1 .3%
ArcBest Corp. 971 101,159
CSX Corp. 119,857 4,031,989
FTAI Infrastructure, Inc. 2,109 17,020
Hertz Global Holdings, Inc.* 8,054 22,390
Norfolk Southern Corp. 17,448 4,369,503
Old Dominion Freight Line, Inc. 49,182 9,901,320

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 29
Common Stocks
Shares Value ($)
Ground Transportation
PAM Transportation Services,
Inc.* 836 12,941
RXO, Inc.* 2,893 81,554
Saia, Inc.* 24,453 11,947,980
Uber Technologies, Inc.* 152,477 10,985,968
Universal Logistics Holdings,
Inc. 505 21,230
Werner Enterprises, Inc. 2,364 87,208
41,580,262
Health Care Equipment & Supplies 2 .0%
Abbott Laboratories 121,298 13,751,554
Accuray, Inc.* 8,330 14,411
AngioDynamics, Inc.* 4,974 33,276
Artivion, Inc.* 1,029 27,094
AtriCure, Inc.* 1,274 42,271
Avanos Medical, Inc.* 2,622 48,979
Axonics, Inc.* 997 70,089
Bioventus, Inc., Class A* 672 9,119
Boston Scientific Corp.* 150,201 12,619,888
Cerus Corp.* 6,758 10,610
CONMED Corp. 1,377 93,966
Cooper Cos., Inc. (The)* 71,308 7,464,521
Dexcom, Inc.* 38,311 2,700,159
Embecta Corp. 2,602 36,636
Glaukos Corp.* 1,207 159,626
Haemonetics Corp.* 1,094 77,849
ICU Medical, Inc.* 724 123,608
Inari Medical, Inc.* 1,419 68,680
Inmode Ltd.* 2,390 40,821
Inogen, Inc.* 1,638 14,300
Integer Holdings Corp.* 956 118,783
Integra LifeSciences Holdings
Corp.* 2,437 45,718
iRadimed Corp. 773 38,086
iRhythm Technologies, Inc.* 779 56,431
Lantheus Holdings, Inc.* 2,077 228,138
LeMaitre Vascular, Inc. 1,020 90,158
LivaNova plc* 1,882 97,149
Medtronic plc 132,754 11,848,294
Merit Medical Systems, Inc.* 1,369 135,066
Neogen Corp.* 4,611 65,845
Novocure Ltd.* 3,446 52,310
Omnicell, Inc.* 1,069 51,996
OraSure Technologies, Inc.* 791 3,215
Orthofix Medical, Inc.* 910 14,733
OrthoPediatrics Corp.* 485 12,867
Paragon 28, Inc.* 679 3,599
PROCEPT BioRobotics Corp.* 1,042 93,780
RxSight, Inc.* 925 46,860
Sanara Medtech, Inc.* 493 16,269
Semler Scientific, Inc.* 387 11,370
STAAR Surgical Co.* 1,842 53,400
Tactile Systems Technology,
Inc.* 535 7,763
Tandem Diabetes Care, Inc.* 1,837 57,627
TransMedics Group, Inc.* 851 69,756
UFP Technologies, Inc.* 280 74,760
Utah Medical Products, Inc. 570 36,127
Varex Imaging Corp.* 1,338 17,568
Zimmer Biomet Holdings, Inc. 138,952 14,856,748
Zimvie, Inc.* 993 13,669
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zynex, Inc.* 1,912 16,501
65,642,043
Health Care Providers & Services 2 .1%
Accolade, Inc.* 2,297 7,281
AdaptHealth Corp., Class A* 4,837 49,773
Addus HomeCare Corp.* 642 79,878
agilon health, Inc.* 5,179 13,206
Alignment Healthcare, Inc.* 3,209 39,792
AMN Healthcare Services,
Inc.* 1,155 43,821
Astrana Health, Inc.* 1,399 75,238
Aveanna Healthcare Holdings,
Inc.* 2,864 13,318
Brookdale Senior Living, Inc.* 1,491 9,349
Castle Biosciences, Inc.* 1,024 35,502
Cencora, Inc. 42,320 9,652,346
Centene Corp.* 49,805 3,100,859
Community Health Systems,
Inc.* 2,777 11,247
CorVel Corp.* 401 119,426
Cross Country Healthcare,
Inc.* 758 8,649
CVS Health Corp. 93,307 5,268,113
DocGo, Inc.* 4,297 15,082
Elevance Health, Inc. 9,862 4,001,605
Encompass Health Corp. 35,654 3,546,147
Enhabit, Inc.* 1,246 8,585
Ensign Group, Inc. (The) 1,751 271,387
GeneDx Holdings Corp., Class
A* 524 42,806
Guardant Health, Inc.* 3,823 83,647
HCA Healthcare, Inc. 12,137 4,354,027
HealthEquity, Inc.* 2,141 182,520
Hims & Hers Health, Inc.* 5,779 108,819
Humana, Inc. 42,926 11,067,611
LifeStance Health Group, Inc.* 2,177 14,608
McKesson Corp. 6,069 3,038,081
ModivCare, Inc.* 372 6,015
Molina Healthcare, Inc.* 9,103 2,924,066
National HealthCare Corp. 675 78,320
National Research Corp. 1,027 18,620
NeoGenomics, Inc.* 3,550 48,244
OPKO Health, Inc.* 9,612 14,514
Option Care Health, Inc.* 5,550 127,872
Owens & Minor, Inc.* 3,116 39,604
PACS Group, Inc.* 759 32,394
Patterson Cos., Inc. 1,398 29,372
Pediatrix Medical Group, Inc.* 2,792 34,397
Pennant Group, Inc. (The)* 217 6,937
Privia Health Group, Inc.* 1,996 36,647
Progyny, Inc.* 2,892 43,525
Quest Diagnostics, Inc. 18,389 2,847,169
RadNet, Inc.* 1,466 95,349
Select Medical Holdings Corp. 4,393 140,927
Surgery Partners, Inc.* 2,850 82,080
UnitedHealth Group, Inc. 28,505 16,091,072
US Physical Therapy, Inc. 522 41,854
Viemed Healthcare, Inc.* 1,658 14,176
68,015,877

30 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Health Care REITs 0 .4%
Alexandria Real Estate
Equities, Inc. 75,109 8,378,409
CareTrust REIT, Inc. 3,203 104,642
Diversified Healthcare Trust 6,702 23,926
LTC Properties, Inc. 897 34,265
National Health Investors, Inc. 1,909 146,325
Sabra Health Care REIT, Inc. 9,357 181,526
Universal Health Realty
Income Trust 1,143 45,217
Ventas, Inc. 50,826 3,328,595
12,242,905
Health Care Technology 0 .1%
Definitive Healthcare Corp.,
Class A* 5,164 21,431
Evolent Health, Inc., Class A* 3,613 84,363
Health Catalyst, Inc.* 2,017 15,672
HealthStream, Inc. 1,744 50,986
Phreesia, Inc.* 2,007 36,708
Schrodinger, Inc.* 228 4,012
Simulations Plus, Inc. 402 10,942
Teladoc Health, Inc.* 4,476 40,284
Waystar Holding Corp.* 65,703 1,874,507
2,138,905
Hotel & Resort REITs 0 .0%
†
Apple Hospitality REIT, Inc. 9,030 133,373
Braemar Hotels & Resorts, Inc. 5,716 16,348
DiamondRock Hospitality Co. 6,987 59,879
RLJ Lodging Trust 6,357 56,259
Ryman Hospitality Properties,
Inc. 2,240 239,792
Service Properties Trust 3,614 11,565
Xenia Hotels & Resorts, Inc. 3,729 52,840
570,056
Hotels, Restaurants & Leisure 2 .4%
Accel Entertainment, Inc.,
Class A* 3,457 38,165
Bally's Corp.* 1,443 25,180
BJ's Restaurants, Inc.* 829 30,748
Bloomin' Brands, Inc. 2,364 39,219
Booking Holdings, Inc. 1,517 7,093,871
Brinker International, Inc.* 1,468 150,778
Carnival Corp.* 396,743 8,728,346
Cheesecake Factory, Inc.
(The) 2,325 107,462
Cracker Barrel Old Country
Store, Inc. 562 26,734
Dave & Buster's
Entertainment, Inc.* 1,168 43,134
Denny's Corp.* 2,293 14,698
Despegar.com Corp.* 1,200 17,328
Dine Brands Global, Inc. 171 5,205
Domino's Pizza, Inc. 21,886 9,054,895
DraftKings, Inc., Class A* 192,682 6,805,528
El Pollo Loco Holdings, Inc.* 1,447 17,682
Everi Holdings, Inc.* 2,402 32,019
First Watch Restaurant Group,
Inc.* 710 12,067
Hilton Grand Vacations, Inc.* 1,899 70,035
International Game
Technology plc 3,222 65,471
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Krispy Kreme, Inc. 1,373 15,611
Kura Sushi USA, Inc., Class A* 45 4,492
Las Vegas Sands Corp. 113,789 5,899,960
Life Time Group Holdings,
Inc.* 1,380 30,746
Lindblad Expeditions Holdings,
Inc.* 4,334 40,956
McDonald's Corp. 68,508 20,011,872
Monarch Casino & Resort, Inc. 415 32,582
Papa John's International, Inc. 353 18,494
Portillo's, Inc., Class A* 2,468 31,911
Red Rock Resorts, Inc., Class
A 1,501 77,242
Rush Street Interactive, Inc.* 3,510 37,978
Sabre Corp.* 14,287 45,718
Shake Shack, Inc., Class A* 1,441 175,327
Six Flags Entertainment Corp. 2,656 104,673
Soho House & Co., Inc., Class
A* 164,668 874,387
Super Group SGHC Ltd. 8,557 35,084
Sweetgreen, Inc., Class A* 2,812 101,513
Texas Roadhouse, Inc., Class
A 49,259 9,414,380
United Parks & Resorts, Inc.* 761 40,052
Xponential Fitness, Inc., Class
A* 1,205 14,761
Yum! Brands, Inc. 71,295 9,351,052
78,737,356
Household Durables 0 .5%
Beazer Homes USA, Inc.* 449 13,811
Cavco Industries, Inc.* 327 134,003
Century Communities, Inc. 1,013 89,813
Champion Homes, Inc.* 1,095 96,612
Dream Finders Homes, Inc.,
Class A* 546 16,298
GoPro, Inc., Class A* 11,209 15,132
Green Brick Partners, Inc.* 847 58,451
Helen of Troy Ltd.* 96 6,110
Hovnanian Enterprises, Inc.,
Class A* 193 33,976
Installed Building Products,
Inc. 770 167,013
KB Home 2,799 219,721
La-Z-Boy, Inc. 1,236 47,030
Lennar Corp., Class A 84,254 14,348,456
LGI Homes, Inc.* 336 34,124
Lovesac Co. (The)* 548 15,980
M/I Homes, Inc.* 952 144,314
Meritage Homes Corp. 1,258 227,950
Sonos, Inc.* 771 9,661
Taylor Morrison Home Corp.,
Class A* 3,580 245,230
Toll Brothers, Inc. 6,958 1,018,930
Tri Pointe Homes, Inc.* 3,582 144,820
Worthington Enterprises, Inc. 354 13,558
17,100,993
Household Products 1 .6%
Central Garden & Pet Co.,
Class A* 1,272 37,066
Colgate-Palmolive Co. 173,417 16,250,907
Energizer Holdings, Inc. 2,794 89,604

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 31
Common Stocks
Shares Value ($)
Household Products
Oil-Dri Corp. of America 228 15,470
Procter & Gamble Co. (The) 207,333 34,247,265
WD-40 Co. 373 97,752
50,738,064
Independent Power and Renewable Electricity Producers
0 .5%
Montauk Renewables, Inc.* 4,574 25,294
Ormat Technologies, Inc. 1,201 94,903
Sunnova Energy International,
Inc.* 7,047 42,775
Talen Energy Corp.* 3,733 677,017
Vistra Corp. 115,925 14,485,988
15,325,977
Industrial Conglomerates 0 .9%
3M Co. 133,599 17,163,464
Brookfield Business Corp.,
Class A 938 22,334
Honeywell International, Inc. 57,939 11,916,893
29,102,691
Industrial REITs 0 .2%
Industrial Logistics Properties
Trust 4,847 17,134
Innovative Industrial
Properties, Inc. 1,216 157,095
LXP Industrial Trust 7,642 72,141
Plymouth Industrial REIT, Inc. 1,444 29,342
Prologis, Inc. 52,343 5,911,618
Terreno Realty Corp. 1,935 116,003
6,303,333
Insurance 3 .2%
Allstate Corp. (The) 35,654 6,650,184
Ambac Financial Group, Inc.* 1,121 12,679
American Financial Group, Inc. 51,448 6,633,191
American International Group,
Inc. 157,028 11,915,285
AMERISAFE, Inc. 244 13,188
Aon plc, Class A 58,412 21,429,610
Arch Capital Group Ltd.* 85,015 8,379,078
Assurant, Inc. 18,206 3,490,090
Baldwin Insurance Group, Inc.
(The), Class A* 1,513 69,991
CNO Financial Group, Inc. 4,511 155,178
Crawford & Co., Class A 1,724 19,205
Employers Holdings, Inc. 1,684 82,045
Enstar Group Ltd.* 281 90,623
F&G Annuities & Life, Inc. 731 29,313
Fidelis Insurance Holdings Ltd. 1,807 31,189
Genworth Financial, Inc.,
Class A* 10,715 72,219
Globe Life, Inc. 37,171 3,925,258
Goosehead Insurance, Inc.,
Class A* 611 66,538
Hamilton Insurance Group
Ltd., Class B* 1,744 30,380
HCI Group, Inc. 326 36,939
Heritage Insurance Holdings,
Inc.* 979 10,133
Hippo Holdings, Inc.* 893 19,798
Horace Mann Educators Corp. 1,217 45,321
Investors Title Co. 175 40,474
Common Stocks
Shares Value ($)
Insurance
Lemonade, Inc.* 2,018 47,968
Marsh & McLennan Cos., Inc. 54,198 11,828,172
MBIA, Inc. 5,398 21,268
Mercury General Corp. 1,219 82,441
MetLife, Inc. 41,723 3,271,918
Oscar Health, Inc., Class A* 5,024 84,403
Palomar Holdings, Inc.* 477 42,820
Root, Inc., Class A* 270 18,465
Safety Insurance Group, Inc. 188 14,714
Selective Insurance Group,
Inc. 1,515 137,592
SiriusPoint Ltd.* 2,625 34,493
Skyward Specialty Insurance
Group, Inc.* 128 5,659
Stewart Information Services
Corp. 830 57,104
Trupanion, Inc.* 966 52,917
Universal Insurance Holdings,
Inc. 2,033 40,538
Unum Group 388,946 24,962,554
103,950,935
Interactive Media & Services 5 .5%
Alphabet, Inc., Class A 530,805 90,826,044
Alphabet, Inc., Class C 331,387 57,227,221
Bumble, Inc., Class A* 3,401 24,079
Cargurus, Inc., Class A* 3,320 102,986
Cars.com, Inc.* 2,996 47,906
fuboTV, Inc.* 7,244 12,604
Match Group, Inc.* 62,830 2,263,765
Meta Platforms, Inc., Class A 50,357 28,581,626
Outbrain, Inc.* 3,266 14,011
Shutterstock, Inc. 1,371 43,995
Vimeo, Inc.* 3,045 14,525
Yelp, Inc., Class A* 2,735 93,373
Ziff Davis, Inc.* 1,647 76,207
ZipRecruiter, Inc., Class A* 2,667 24,723
179,353,065
IT Services 1 .0%
Accenture plc, Class A 65,843 22,703,983
Applied Digital Corp.* 4,291 29,007
ASGN, Inc.* 1,699 156,478
Core Scientific, Inc.* 6,741 89,588
DigitalOcean Holdings, Inc.* 2,298 90,955
Fastly, Inc., Class A* 1,915 13,845
Gartner, Inc.* 3,793 1,905,983
Hackett Group, Inc. (The) 1,789 43,508
Information Services Group,
Inc. 4,647 14,266
International Business
Machines Corp. 27,437 5,671,777
Rackspace Technology, Inc.* 3,598 8,581
Unisys Corp.* 904 6,247
Wix.com Ltd.* 7,731 1,292,005
32,026,223
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 1,509 92,502
Escalade, Inc. 758 9,877
Funko, Inc., Class A* 1,331 15,759
Latham Group, Inc.* 3,319 21,573

32 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Leisure Products
Peloton Interactive, Inc., Class
A* 16,259 138,202
Smith & Wesson Brands, Inc. 1,488 19,277
Topgolf Callaway Brands
Corp.* 2,902 28,178
Vista Outdoor, Inc.* 1,187 52,192
377,560
Life Sciences Tools & Services 1 .5%
Adaptive Biotechnologies
Corp.* 4,197 20,313
Agilent Technologies, Inc. 72,973 9,509,112
Avantor, Inc.* 101,651 2,273,933
BioLife Solutions, Inc.* 1,542 36,083
CryoPort, Inc.* 2,621 17,456
Cytek Biosciences, Inc.* 3,731 18,450
Danaher Corp. 57,516 14,129,381
Harvard Bioscience, Inc.* 5,030 11,820
IQVIA Holdings, Inc.* 10,620 2,185,808
Maravai LifeSciences
Holdings, Inc., Class A* 2,077 15,391
Mesa Laboratories, Inc. 466 53,143
Mettler-Toledo International,
Inc.* 5,435 7,020,661
Pacific Biosciences of
California, Inc.* 12,200 26,474
Thermo Fisher Scientific, Inc. 16,689 9,117,534
West Pharmaceutical
Services, Inc. 11,861 3,652,358
48,087,917
Machinery 2 .6%
3D Systems Corp.* 11,671 35,013
Alamo Group, Inc. 281 47,641
Albany International Corp.,
Class A 1,251 84,968
Atmus Filtration Technologies,
Inc. 1,658 64,562
Barnes Group, Inc. 416 19,452
Blue Bird Corp.* 853 35,920
Caterpillar, Inc. 56,129 21,115,730
Chart Industries, Inc.* 1,019 123,014
Columbus McKinnon Corp. 738 23,476
Deere & Co. 12,896 5,218,882
Eastern Co. (The) 1,014 31,576
Enerpac Tool Group Corp.,
Class A 2,461 108,579
Enpro, Inc. 563 81,978
ESCO Technologies, Inc. 637 79,969
Federal Signal Corp. 2,153 175,620
Fortive Corp. 119,237 8,517,099
Franklin Electric Co., Inc. 1,683 161,080
Gorman-Rupp Co. (The) 1,406 51,952
Greenbrier Cos., Inc. (The) 739 43,801
Helios Technologies, Inc. 225 10,379
Hillenbrand, Inc. 1,268 34,933
Hillman Solutions Corp.* 2,640 27,984
Hyliion Holdings Corp.* 3,564 8,518
Hyster-Yale, Inc. 221 14,027
IDEX Corp. 43,926 9,428,277
Illinois Tool Works, Inc. 43,204 11,281,861
Ingersoll Rand, Inc. 56,136 5,389,056
ITT, Inc. 57,834 8,103,700
Common Stocks
Shares Value ($)
Machinery
John Bean Technologies Corp. 603 67,186
Kadant, Inc. 402 133,890
Kennametal, Inc. 3,709 93,912
Lindsay Corp. 259 31,002
Luxfer Holdings plc 1,309 18,797
Miller Industries, Inc. 261 17,132
Mueller Industries, Inc. 4,196 343,946
Mueller Water Products, Inc.,
Class A 5,792 125,049
Nikola Corp.* 1,431 5,624
Parker-Hannifin Corp. 10,620 6,733,823
Proto Labs, Inc.* 540 14,796
REV Group, Inc. 1,114 29,521
SPX Technologies, Inc.* 1,071 153,678
Standex International Corp. 517 95,066
Tennant Co. 929 81,343
Terex Corp. 2,336 120,795
Trinity Industries, Inc. 1,536 52,654
Twin Disc, Inc. 1,132 13,143
Wabash National Corp. 2,599 45,327
Watts Water Technologies,
Inc., Class A 995 189,637
Xylem, Inc. 58,280 7,097,338
85,782,706
Marine Transportation 0 .0%
†
Costamare, Inc. 2,806 38,190
Golden Ocean Group Ltd. 1,538 16,487
Matson, Inc. 1,244 192,683
247,360
Media 0 .0%
†
Advantage Solutions, Inc.* 3,896 11,922
AMC Networks, Inc., Class A* 2,346 19,003
Cable One, Inc. 245 83,682
EchoStar Corp., Class A* 2,619 65,632
EW Scripps Co. (The), Class
A* 4,715 15,819
Gannett Co., Inc.* 4,686 21,977
Gray Television, Inc. 2,946 16,822
Ibotta, Inc., Class A* 243 17,810
iHeartMedia, Inc., Class A* 9,087 17,992
John Wiley & Sons, Inc., Class
A 1,759 86,719
Magnite, Inc.* 2,539 31,687
PubMatic, Inc., Class A* 731 10,749
Scholastic Corp. 1,128 28,008
TEGNA, Inc. 8,229 135,202
Thryv Holdings, Inc.* 830 11,935
Townsquare Media, Inc., Class
A 3,050 29,890
604,849
Metals & Mining 0 .7%
Agnico Eagle Mines Ltd. 36,013 3,107,562
Alpha Metallurgical Resources,
Inc. 385 80,196
BHP Group Ltd., ADR-AU 29,377 1,629,248
Caledonia Mining Corp. plc 2,151 32,071
Carpenter Technology Corp. 1,058 158,171
Century Aluminum Co.* 368 6,495
Coeur Mining, Inc.* 10,230 65,881
Commercial Metals Co. 4,498 241,992

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 33
Common Stocks
Shares Value ($)
Metals & Mining
Constellium SE, Class A* 5,454 60,539
Contango ORE, Inc.* 809 17,402
Freeport-McMoRan, Inc. 103,927 4,678,794
Hecla Mining Co. 19,722 127,996
i-80 Gold Corp.* 13,854 14,547
Ivanhoe Electric, Inc.* 2,324 23,589
Kaiser Aluminum Corp. 775 57,551
Lifezone Metals Ltd.* 1,685 10,818
Materion Corp. 282 28,660
Metallus, Inc.* 1,401 19,740
Novagold Resources, Inc.* 8,373 28,971
Nucor Corp. 10,823 1,535,134
Olympic Steel, Inc. 413 14,818
Piedmont Lithium, Inc.* 330 4,323
Radius Recycling, Inc., Class A 1,390 22,504
Ramaco Resources, Inc.,
Class A 1,975 20,046
Ryerson Holding Corp. 852 18,565
SSR Mining, Inc. 9,581 59,115
Steel Dynamics, Inc. 79,833 10,418,207
SunCoke Energy, Inc. 4,456 45,941
Universal Stainless & Alloy
Products, Inc.* 130 5,684
Warrior Met Coal, Inc. 1,711 108,015
Worthington Steel, Inc. 747 28,565
22,671,140
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Advanced Flower Capital, Inc. 4,196 40,911
Angel Oak Mortgage REIT, Inc. 402 3,626
Apollo Commercial Real
Estate Finance, Inc. 5,559 49,419
Arbor Realty Trust, Inc. 5,953 87,747
Ares Commercial Real Estate
Corp. 3,717 23,603
Blackstone Mortgage Trust,
Inc., Class A 4,930 89,775
BrightSpire Capital, Inc., Class
A 5,538 33,671
Chicago Atlantic Real Estate
Finance, Inc. 2,874 43,455
Chimera Investment Corp. 1,936 29,234
Claros Mortgage Trust, Inc. 2,519 15,845
Franklin BSP Realty Trust, Inc. 4,515 58,740
Granite Point Mortgage Trust,
Inc. 10,806 32,202
Ladder Capital Corp., Class A 5,715 65,208
MFA Financial, Inc. 1,240 15,240
PennyMac Mortgage
Investment Trust 3,457 46,600
Ready Capital Corp. 3,120 21,372
Seven Hills Realty Trust 1,111 14,021
Starwood Property Trust, Inc. 96,411 1,903,153
TPG RE Finance Trust, Inc. 4,659 41,046
Two Harbors Investment Corp. 1,355 15,582
2,630,450
Multi-Utilities 0 .7%
Avista Corp. 2,459 92,163
Black Hills Corp. 2,504 148,212
CenterPoint Energy, Inc. 44,066 1,301,269
Dominion Energy, Inc. 48,272 2,873,632
DTE Energy Co. 13,916 1,728,646
Common Stocks
Shares Value ($)
Multi-Utilities
NiSource, Inc. 288,207 10,133,358
Northwestern Energy Group,
Inc. 1,335 71,369
Public Service Enterprise
Group, Inc. 29,117 2,603,351
Sempra 29,117 2,427,484
Unitil Corp. 387 22,404
21,401,888
Office REITs 0 .0%
†
Brandywine Realty Trust 8,604 43,622
COPT Defense Properties 5,021 161,676
Douglas Emmett, Inc. 3,239 57,622
Easterly Government
Properties, Inc., Class A 1,992 27,011
Equity Commonwealth* 2,946 58,301
Hudson Pacific Properties, Inc. 7,715 33,329
JBG SMITH Properties 1,544 26,248
NET Lease Office Properties 1,121 33,675
Orion Office REIT, Inc. 9,123 34,029
Paramount Group, Inc. 4,964 24,075
Peakstone Realty Trust 2,572 33,745
Piedmont Office Realty Trust,
Inc., Class A 7,421 73,765
607,098
Oil, Gas & Consumable Fuels 2 .8%
Aemetis, Inc.* 6,138 16,388
Ardmore Shipping Corp. 2,703 38,139
Berry Corp. 5,389 27,053
California Resources Corp. 2,804 145,724
Centrus Energy Corp., Class
A* 218 22,631
Cheniere Energy, Inc. 9,277 1,775,432
Chevron Corp. 56,534 8,413,390
Clean Energy Fuels Corp.* 6,091 17,238
CNX Resources Corp.* 4,948 168,380
Comstock Resources, Inc. 366 4,231
ConocoPhillips 56,136 6,149,137
Crescent Energy Co., Class A 2,211 27,483
CVR Energy, Inc. 1,441 22,912
Delek US Holdings, Inc. 2,426 38,015
DHT Holdings, Inc. 6,792 70,093
Diamondback Energy, Inc. 21,241 3,754,772
Diversified Energy Co. plc
Reg. S 1,040 12,480
Dorian LPG Ltd. 1,549 44,689
DT Midstream, Inc. 6,958 627,264
Energy Fuels, Inc.* 1,180 7,104
EOG Resources, Inc. 35,654 4,348,362
Excelerate Energy, Inc., Class
A 668 15,952
Exxon Mobil Corp. 290,694 33,947,245
FLEX LNG Ltd. 753 18,449
Golar LNG Ltd. 2,677 97,068
Green Plains, Inc.* 1,020 12,475
Gulfport Energy Corp.* 241 33,364
International Seaways, Inc. 2,198 95,701
Kinetik Holdings, Inc., Class A 668 32,512
Kosmos Energy Ltd.* 12,123 45,582
Magnolia Oil & Gas Corp.,
Class A 6,917 174,862
Marathon Oil Corp. 324,072 8,976,794

34 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Murphy Oil Corp. 5,156 162,311
Nordic American Tankers Ltd. 3,700 12,099
Northern Oil & Gas, Inc. 1,972 71,485
ONEOK, Inc. 21,999 2,131,263
Par Pacific Holdings, Inc.* 1,665 25,724
PBF Energy, Inc., Class A 3,466 98,850
Phillips 66 104,655 12,749,072
PrimeEnergy Resources
Corp.* 176 29,031
REX American Resources
Corp.* 478 21,381
Riley Exploration Permian, Inc. 501 13,382
Sable Offshore Corp.* 592 13,237
SandRidge Energy, Inc. 1,103 12,232
Scorpio Tankers, Inc. 2,150 125,281
SFL Corp. Ltd. 5,111 54,228
Shell plc, ADR 33,714 2,277,381
Sitio Royalties Corp., Class A 2,077 46,296
SM Energy Co. 3,867 162,298
Talos Energy, Inc.* 2,247 22,964
Targa Resources Corp. 7,731 1,290,768
Teekay Corp. Ltd.* 4,654 38,954
Teekay Tankers Ltd., Class A 1,083 51,637
Uranium Energy Corp.* 9,829 72,931
VAALCO Energy, Inc. 8,641 46,143
Vitesse Energy, Inc. 1,687 41,956
Williams Cos., Inc. (The) 42,909 2,247,144
World Kinect Corp. 2,002 52,352
91,051,321
Paper & Forest Products 0 .0%
†
Sylvamo Corp. 1,302 110,696
Passenger Airlines 0 .3%
Allegiant Travel Co. 149 9,686
Delta Air Lines, Inc. 61,446 3,515,940
JetBlue Airways Corp.* 7,284 41,519
Joby Aviation, Inc.* 12,744 61,171
SkyWest, Inc.* 1,493 142,134
Spirit Airlines, Inc. 11,236 26,966
Sun Country Airlines Holdings,
Inc.* 1,058 14,865
United Airlines Holdings, Inc.* 65,437 5,121,100
8,933,381
Personal Care Products 0 .6%
Beauty Health Co. (The)* 11,470 18,524
Edgewell Personal Care Co. 2,174 75,981
Herbalife Ltd.* 5,078 38,339
Interparfums, Inc. 243 29,420
Kenvue, Inc. 423,657 9,714,455
Nu Skin Enterprises, Inc.,
Class A 4,058 25,119
Olaplex Holdings, Inc.* 3,332 5,931
Unilever plc, ADR-UK 157,028 9,564,576
19,472,345
Pharmaceuticals 2 .6%
Amneal Pharmaceuticals, Inc.* 4,656 39,436
Amphastar Pharmaceuticals,
Inc.* 917 46,336
ANI Pharmaceuticals, Inc.* 749 42,876
Arvinas, Inc.* 1,631 43,107
AstraZeneca plc, ADR-UK 105,819 7,529,022
Common Stocks
Shares Value ($)
Pharmaceuticals
Atea Pharmaceuticals, Inc.* 4,232 13,712
Axsome Therapeutics, Inc.* 718 63,924
Bristol-Myers Squibb Co. 77,376 4,315,260
Cassava Sciences, Inc.* 1,293 33,366
Collegium Pharmaceutical,
Inc.* 1,816 61,998
Corcept Therapeutics, Inc.* 2,848 139,467
CorMedix, Inc.* 1,513 15,213
Edgewise Therapeutics, Inc.* 2,262 75,935
Eli Lilly & Co. 43,050 35,720,307
Enliven Therapeutics, Inc.* 908 25,288
Esperion Therapeutics, Inc.* 10,721 21,871
Fulcrum Therapeutics, Inc.* 1,788 5,650
Harmony Biosciences
Holdings, Inc.* 1,852 59,505
Harrow, Inc.* 679 30,596
Innoviva, Inc.* 3,741 73,174
Johnson & Johnson 126,696 20,253,623
Ligand Pharmaceuticals, Inc.* 476 50,313
Longboard Pharmaceuticals,
Inc.* 461 27,531
Merck & Co., Inc. 154,299 15,787,874
Mind Medicine MindMed, Inc.* 2,326 14,654
Neumora Therapeutics, Inc.* 1,456 16,671
Nuvation Bio, Inc.* 11,711 25,881
Ocular Therapeutix, Inc.* 3,498 36,834
Omeros Corp.* 2,927 11,825
Pacira BioSciences, Inc.* 1,320 21,912
Phibro Animal Health Corp.,
Class A 2,321 53,662
Prestige Consumer
Healthcare, Inc.* 2,123 156,571
Revance Therapeutics, Inc.* 1,282 7,564
SIGA Technologies, Inc. 3,043 21,970
Supernus Pharmaceuticals,
Inc.* 1,944 66,232
Tarsus Pharmaceuticals, Inc.* 580 25,804
Terns Pharmaceuticals, Inc.* 2,116 14,516
Trevi Therapeutics, Inc.* 4,924 14,501
WaVe Life Sciences Ltd.* 2,402 32,931
Xeris Biopharma Holdings,
Inc.* 6,642 21,387
85,018,299
Professional Services 0 .5%
Alight, Inc., Class A* 7,300 50,589
Barrett Business Services, Inc. 1,982 71,729
BlackSky Technology, Inc.* 2,630 16,622
CBIZ, Inc.* 930 64,105
CRA International, Inc. 383 69,760
CSG Systems International,
Inc. 570 26,568
Equifax, Inc. 11,379 3,015,663
ExlService Holdings, Inc.* 4,516 188,182
Exponent, Inc. 1,341 126,564
First Advantage Corp.* 1,664 30,152
Heidrick & Struggles
International, Inc. 1,303 50,895
Huron Consulting Group, Inc.* 561 64,924
IBEX Holdings Ltd.* 818 14,691
ICF International, Inc. 797 134,366
Innodata, Inc.* 807 16,229

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 35
Common Stocks
Shares Value ($)
Professional Services
Insperity, Inc. 738 58,132
Jacobs Solutions, Inc. 20,688 2,908,319
Kelly Services, Inc., Class A 2,260 45,177
Kforce, Inc. 997 57,617
Korn Ferry 2,160 152,604
Legalzoom.com, Inc.* 1,747 12,543
Maximus, Inc. 2,058 177,893
Planet Labs PBC* 5,867 12,966
TransUnion 50,067 5,071,787
TriNet Group, Inc. 636 53,990
TTEC Holdings, Inc. 928 4,826
Upwork, Inc.* 1,606 21,777
Verisk Analytics, Inc., Class A 9,961 2,736,486
Verra Mobility Corp., Class A* 5,993 155,638
WNS Holdings Ltd.* 1,594 76,496
15,487,290
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate, Inc.* 1,445 5,578
Compass, Inc., Class A* 11,395 72,358
Cushman & Wakefield plc* 8,401 113,834
eXp World Holdings, Inc. 1,509 20,100
Forestar Group, Inc.* 545 17,206
Newmark Group, Inc., Class A 4,874 73,061
Opendoor Technologies, Inc.* 27,299 47,773
RE/MAX Holdings, Inc., Class
A* 3,395 41,555
Redfin Corp.* 4,169 43,232
RMR Group, Inc. (The), Class
A 1,917 46,142
St Joe Co. (The) 1,049 54,233
535,072
Residential REITs 0 .7%
American Homes 4 Rent,
Class A 224,253 7,902,676
Apartment Investment and
Management Co., Class A* 5,796 48,918
AvalonBay Communities, Inc. 42,939 9,515,712
BRT Apartments Corp. 867 14,072
Elme Communities 2,921 49,277
Equity LifeStyle Properties,
Inc. 35,777 2,508,683
Equity Residential 19,327 1,360,041
Independence Realty Trust,
Inc. 6,426 126,078
Invitation Homes, Inc. 47,932 1,505,544
NexPoint Residential Trust,
Inc. 1,497 62,350
Veris Residential, Inc. 1,904 31,359
23,124,710
Retail REITs 0 .0%
†
Acadia Realty Trust 1,270 31,102
Alexander's, Inc. 210 47,676
CBL & Associates Properties,
Inc. 2,536 67,077
Getty Realty Corp. 985 30,919
InvenTrust Properties Corp. 3,162 93,121
Kite Realty Group Trust 5,255 134,896
Macerich Co. (The) 7,682 143,654
Phillips Edison & Co., Inc. 3,099 117,173
Common Stocks
Shares Value ($)
Retail REITs
Retail Opportunity Investments
Corp. 3,871 60,001
Tanger, Inc. 4,766 158,374
Urban Edge Properties 4,081 90,762
Whitestone REIT 3,967 54,665
1,029,420
Semiconductors & Semiconductor Equipment 10 .1%
ACM Research, Inc., Class A* 1,857 34,902
Advanced Micro Devices, Inc.* 65,239 9,398,983
Aehr Test Systems* 1,058 14,897
Alpha & Omega
Semiconductor Ltd.* 364 12,027
Ambarella, Inc.* 498 27,983
Analog Devices, Inc. 37,171 8,293,222
Applied Materials, Inc. 115,529 20,977,756
ASML Holding NV
(Registered), ADR-NL 5,310 3,571,240
Axcelis Technologies, Inc.* 1,171 99,898
Broadcom, Inc. 170,641 28,969,723
Cohu, Inc.* 1,833 45,678
Credo Technology Group
Holding Ltd.* 3,626 136,700
Diodes, Inc.* 1,133 66,258
Enphase Energy, Inc.* 104,020 8,637,821
Entegris, Inc. 21,454 2,246,448
FormFactor, Inc.* 2,627 99,773
Ichor Holdings Ltd.* 1,166 31,785
Impinj, Inc.* 514 97,655
indie Semiconductor, Inc.,
Class A* 3,162 10,466
KLA Corp. 16,216 10,803,586
Kulicke & Soffa Industries, Inc. 1,883 84,471
Lam Research Corp. 43,998 3,271,251
Marvell Technology, Inc. 154,047 12,340,705
MaxLinear, Inc., Class A* 2,174 28,197
MKS Instruments, Inc. 59,949 5,954,734
NVE Corp. 519 39,117
NVIDIA Corp. 1,373,294 182,318,511
ON Semiconductor Corp.* 23,516 1,657,643
PDF Solutions, Inc.* 329 9,317
Penguin Solutions, Inc.* 1,656 24,923
Photronics, Inc.* 2,865 65,322
Power Integrations, Inc. 2,132 128,837
QUALCOMM, Inc. 87,238 14,199,729
Rambus, Inc.* 3,908 186,881
Rigetti Computing, Inc.* 15,111 19,946
Semtech Corp.* 1,736 76,714
Silicon Laboratories, Inc.* 837 86,931
SiTime Corp.* 425 71,829
SkyWater Technology, Inc.* 1,458 14,303
Synaptics, Inc.* 863 59,262
Texas Instruments, Inc. 76,241 15,489,122
Ultra Clean Holdings, Inc.* 1,646 55,059
Veeco Instruments, Inc.* 1,431 41,184
329,800,789
Software 10 .1%
8x8, Inc.* 11,985 26,727
A10 Networks, Inc. 4,289 62,834
ACI Worldwide, Inc.* 3,872 190,502
Adeia, Inc. 5,405 67,184
Adobe, Inc.* 29,348 14,030,692

36 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software
Agilysys, Inc.* 713 71,328
Alarm.com Holdings, Inc.* 1,665 88,794
Alkami Technology, Inc.* 451 16,511
Altair Engineering, Inc., Class
A* 1,680 174,703
Appian Corp., Class A* 704 25,168
AppLovin Corp., Class A* 70,076 11,870,174
Arteris, Inc.* 1,972 13,429
Asana, Inc., Class A* 1,490 17,791
AudioEye, Inc.* 629 13,398
Aurora Innovation, Inc., Class
A* 28,220 146,603
Autodesk, Inc.* 8,428 2,391,866
AvePoint, Inc.* 3,432 41,664
Bit Digital, Inc.* 4,100 15,621
Blackbaud, Inc.* 1,694 127,914
BlackLine, Inc.* 1,299 71,926
Blend Labs, Inc., Class A* 7,636 27,719
Box, Inc., Class A* 5,238 166,359
Braze, Inc., Class A* 748 23,532
C3.ai, Inc., Class A* 1,793 44,162
Cerence, Inc.* 6,954 21,175
Check Point Software
Technologies Ltd.* 19,156 3,318,011
Cipher Mining, Inc.* 4,787 23,600
Cleanspark, Inc.* 7,621 80,859
Clear Secure, Inc., Class A 4,092 150,504
Clearwater Analytics Holdings,
Inc., Class A* 3,106 81,098
CommVault Systems, Inc.* 1,692 264,273
Consensus Cloud Solutions,
Inc.* 1,022 22,668
Crowdstrike Holdings, Inc.,
Class A* 23,516 6,981,195
Daily Journal Corp.* 34 16,490
Digital Turbine, Inc.* 7,389 23,645
D-Wave Quantum, Inc.* 13,267 14,063
Dynatrace, Inc.* 145,405 7,822,789
eGain Corp.* 4,277 21,043
Envestnet, Inc.* 1,632 102,457
Freshworks, Inc., Class A* 3,542 41,441
Hut 8 Corp.* 3,796 59,939
Intapp, Inc.* 554 27,794
InterDigital, Inc. 1,140 171,502
Intuit, Inc. 30,864 18,836,299
Jamf Holding Corp.* 581 9,668
LiveRamp Holdings, Inc.* 2,979 74,564
Logility Supply Chain
Solutions, Inc., Class A 2,903 30,627
MARA Holdings, Inc.* 8,485 142,293
Matterport, Inc.* 3,613 16,475
Meridianlink, Inc.* 351 7,708
Microsoft Corp. 473,403 192,367,309
N-able, Inc.* 950 11,618
NCR Voyix Corp.* 2,215 28,374
NextNav, Inc.* 1,959 22,764
ON24, Inc.* 2,358 14,266
OneSpan, Inc.* 1,478 24,653
Oracle Corp. 82,686 13,878,018
Pagaya Technologies Ltd.,
Class A* 2,105 24,250
PagerDuty, Inc.* 1,754 31,677
Common Stocks
Shares Value ($)
Software
Porch Group, Inc.* 8,670 18,814
Progress Software Corp. 1,927 123,501
Q2 Holdings, Inc.* 1,482 125,466
Qualys, Inc.* 1,287 153,462
Rapid7, Inc.* 1,249 50,485
Red Violet, Inc.* 556 16,724
Rekor Systems, Inc.* 8,697 9,132
ReposiTrak, Inc. 1,793 34,515
Riot Platforms, Inc.* 8,630 79,741
Salesforce, Inc. 108,589 31,639,577
Sapiens International Corp.
NV 2,010 74,129
SEMrush Holdings, Inc., Class
A* 1,039 13,621
ServiceNow, Inc.* 12,137 11,323,700
Smartsheet, Inc., Class A* 22,420 1,264,936
SolarWinds Corp. 3,801 49,717
SoundHound AI, Inc., Class A* 9,733 48,957
Sprout Social, Inc., Class A* 587 15,550
SPS Commerce, Inc.* 1,231 203,115
Synopsys, Inc.* 17,448 8,961,467
Tenable Holdings, Inc.* 2,675 105,957
Terawulf, Inc.* 8,346 54,416
Varonis Systems, Inc., Class
B* 3,010 151,614
Verint Systems, Inc.* 2,591 55,188
Vertex, Inc., Class A* 796 33,042
WM Technology, Inc.* 12,180 9,441
Workiva, Inc., Class A* 1,071 85,423
Zeta Global Holdings Corp.,
Class A* 4,090 113,211
Zuora, Inc., Class A* 1,290 12,771
329,319,382
Specialized REITs 0 .4%
Four Corners Property Trust,
Inc. 78,554 2,164,948
Outfront Media, Inc. 5,948 105,637
PotlatchDeltic Corp. 1,506 62,605
Safehold, Inc. 757 16,109
Uniti Group, Inc. 9,130 46,289
VICI Properties, Inc., Class A 302,036 9,592,663
Weyerhaeuser Co. 34,789 1,084,025
13,072,276
Specialty Retail 2 .5%
Abercrombie & Fitch Co.,
Class A* 1,520 200,321
Academy Sports & Outdoors,
Inc. 2,223 113,062
American Eagle Outfitters, Inc. 6,152 120,518
Arhaus, Inc., Class A 1,787 15,154
Asbury Automotive Group,
Inc.* 616 140,349
BARK, Inc.* 7,986 11,580
Beyond, Inc.* 1,504 9,641
Boot Barn Holdings, Inc.* 978 121,810
Buckle, Inc. (The) 705 30,005
Build-A-Bear Workshop, Inc. 893 34,014
Caleres, Inc. 1,521 45,402
Designer Brands, Inc., Class A 1,133 5,903
EVgo, Inc., Class A* 4,180 32,771
Foot Locker, Inc.* 2,461 57,071

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2024 - Statement of Investments - 37
Common Stocks
Shares Value ($)
Specialty Retail
Genesco, Inc.* 493 12,631
Group 1 Automotive, Inc. 438 159,572
GrowGeneration Corp.* 5,324 10,941
Home Depot, Inc. (The) 57,131 22,495,331
Lands' End, Inc.* 583 9,176
Leslie's, Inc.* 8,746 23,527
Lowe's Cos., Inc. 55,461 14,521,354
MarineMax, Inc.* 476 13,866
National Vision Holdings, Inc.* 427 4,441
O'Reilly Automotive, Inc.* 2,760 3,182,666
Petco Health & Wellness Co.,
Inc., Class A* 4,482 19,138
RealReal, Inc. (The)* 8,778 25,456
Revolve Group, Inc., Class A* 1,654 41,052
Ross Stores, Inc. 74,240 10,372,813
Sally Beauty Holdings, Inc.* 3,905 50,765
Signet Jewelers Ltd. 1,337 122,576
Sleep Number Corp.* 1,037 14,207
Sonic Automotive, Inc., Class
A 242 13,729
Stitch Fix, Inc., Class A* 3,199 10,093
ThredUp, Inc., Class A* 20,735 12,783
TJX Cos., Inc. (The) 94,065 10,632,167
Ulta Beauty, Inc.* 40,739 15,031,876
Upbound Group, Inc. 524 15,322
Urban Outfitters, Inc.* 2,050 73,697
Victoria's Secret & Co.* 2,383 72,109
Warby Parker, Inc., Class A* 160,842 2,723,055
Winmark Corp. 13 4,847
Zumiez, Inc.* 1,347 27,748
80,634,539
Technology Hardware, Storage & Peripherals 6 .4%
Apple, Inc. 919,591 207,744,803
CompoSecure, Inc., Class A 2,272 34,330
CPI Card Group, Inc.* 1,077 23,155
Immersion Corp. 1,597 13,463
IonQ, Inc.* 5,600 84,168
Xerox Holdings Corp. 3,368 27,516
207,927,435
Textiles, Apparel & Luxury Goods 0 .4%
Figs, Inc., Class A* 2,354 14,713
Hanesbrands, Inc.* 13,156 91,434
Kontoor Brands, Inc. 2,010 172,117
NIKE, Inc., Class B 53,101 4,095,680
PVH Corp. 87,796 8,644,394
Rocky Brands, Inc. 539 10,963
Steven Madden Ltd. 3,027 136,124
Wolverine World Wide, Inc. 2,008 30,903
13,196,328
Tobacco 0 .0%
†
Turning Point Brands, Inc. 1,160 54,787
Universal Corp. 310 15,785
70,572
Trading Companies & Distributors 0 .5%
Applied Industrial
Technologies, Inc. 1,331 308,246
Beacon Roofing Supply, Inc.* 2,049 188,651
BlueLinx Holdings, Inc.* 415 45,426
Boise Cascade Co. 1,544 205,398
DNOW, Inc.* 2,726 32,249
Common Stocks
Shares Value ($)
Trading Companies & Distributors
DXP Enterprises, Inc.* 812 39,853
Fastenal Co. 141,251 11,043,003
FTAI Aviation Ltd. 2,461 330,857
GATX Corp. 770 106,075
Global Industrial Co. 1,208 32,048
GMS, Inc.* 1,789 160,813
H&E Equipment Services, Inc. 690 36,053
Herc Holdings, Inc. 903 188,853
Karat Packaging, Inc. 224 5,981
McGrath RentCorp 464 52,757
MRC Global, Inc.* 2,498 30,626
Rush Enterprises, Inc., Class A 1,536 86,907
United Rentals, Inc. 6,069 4,932,883
Willis Lease Finance Corp. 68 12,331
Xometry, Inc., Class A* 800 15,744
17,854,754
Water Utilities 0 .0%
†
American States Water Co. 792 65,308
Cadiz, Inc.* 5,119 15,562
California Water Service
Group 1,479 76,849
Consolidated Water Co. Ltd. 774 18,390
Middlesex Water Co. 837 51,216
SJW Group 514 28,609
York Water Co. (The) 979 34,432
290,366
Wireless Telecommunication Services 0 .4%
Gogo, Inc.* 1,499 9,819
Spok Holdings, Inc. 1,185 18,450
Telephone & Data Systems,
Inc. 2,534 75,387
Tingo Group, Inc.* 1,247 13
T-Mobile US, Inc. 59,170 13,204,377
13,308,046
Total Common Stocks
(cost $2,849,473,930) 3,126,236,533
Exchange Traded Funds 2 .8%
Equity Funds  2.8%
iShares Russell 1000 ETF 24,051 7,509,684
iShares Russell 2000 ETF(a) 392,137 85,391,753
92,901,437
Total Exchange Traded Funds
(cost $84,851,803) 92,901,437
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0

38 - Statement of Investments - October 31, 2024 - Nationwide Fundamental All Cap Equity Portfolio
Rights
Number of
Rights
Value ($)
Biotechnology
Inhibrx, Inc., CVR*^∞ 457 0
0
Total Rights
(cost $0) 0
Total Investments
(cost $2,934,325,733) — 98.8% 3,219,137,970
Other assets in excess of liabilities — 1.2% 38,208,638
NET ASSETS — 100.0%
$ 3,257,346,608
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $76,809,710, which was collateralized
by $85,078,420 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 11/7/2024 – 5/15/2054.
ADR American Depositary Receipt
AU Australian Dollar
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2024 - Statement of Investments - 39
Common Stocks 97 .5%
Shares Value ($)
Aerospace & Defense 0 .3%
Leonardo DRS, Inc.* 49,814 1,497,907
Automobile Components 0 .6%
Lear Corp. 34,422 3,296,251
Automobiles 2 .2%
Ford Motor Co. 324,700 3,341,163
General Motors Co. 153,491 7,791,203
11,132,366
Banks 0 .9%
BOK Financial Corp. 4,718 501,193
Comerica, Inc. 30,943 1,971,379
KeyCorp 114,540 1,975,815
4,448,387
Biotechnology 0 .7%
Sarepta Therapeutics, Inc.* 30,418 3,832,668
Broadline Retail 2 .2%
Amazon.com, Inc.* 43,194 8,051,362
Coupang, Inc.* 133,636 3,446,472
11,497,834
Building Products 1 .1%
Builders FirstSource, Inc.* 31,835 5,456,519
Capital Markets 0 .9%
Bank of New York Mellon
Corp. (The) 12,328 929,038
Evercore, Inc., Class A 702 185,447
Northern Trust Corp. 27,981 2,812,650
Robinhood Markets, Inc.,
Class A* 31,134 731,338
4,658,473
Chemicals 3 .2%
DuPont de Nemours, Inc. 81,048 6,726,174
Huntsman Corp. 155,896 3,429,712
LyondellBasell Industries NV,
Class A 71,477 6,207,777
Westlake Corp. 956 126,135
16,489,798
Commercial Services & Supplies 1 .4%
Veralto Corp. 67,039 6,850,715
Vestis Corp. 40,457 546,979
7,397,694
Consumer Finance 2 .9%
Ally Financial, Inc. 94,814 3,323,231
SLM Corp. 99,929 2,201,436
Synchrony Financial 168,768 9,305,867
14,830,534
Consumer Staples Distribution & Retail 0 .7%
Maplebear, Inc.* 78,936 3,481,078
Containers & Packaging 0 .7%
Crown Holdings, Inc. 37,621 3,519,445
Diversified Consumer Services 0 .2%
Duolingo, Inc., Class A* 3,709 1,086,626
Electric Utilities 2 .4%
NRG Energy, Inc. 86,155 7,788,412
Pinnacle West Capital Corp. 50,560 4,439,674
12,228,086
Common Stocks
Shares Value ($)
Electrical Equipment 1 .9%
GE Vernova, Inc.* 32,923 9,931,552
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 43,772 2,933,599
Jabil, Inc. 13,309 1,638,205
4,571,804
Entertainment 2 .5%
Live Nation Entertainment,
Inc.* 63,934 7,489,229
Playtika Holding Corp. 39,621 310,232
ROBLOX Corp., Class A* 93,475 4,834,527
12,633,988
Financial Services 3 .2%
Corebridge Financial, Inc. 202,555 6,435,172
PayPal Holdings, Inc.* 123,665 9,806,635
16,241,807
Food Products 2 .2%
Archer-Daniels-Midland Co. 120,115 6,631,549
Pilgrim's Pride Corp.* 6,800 329,392
Tyson Foods, Inc., Class A 71,178 4,170,319
11,131,260
Ground Transportation 2 .4%
JB Hunt Transport Services,
Inc. 18,896 3,412,996
Landstar System, Inc. 3,551 624,159
Lyft, Inc., Class A* 230,334 2,987,432
Old Dominion Freight Line, Inc. 14,191 2,856,932
Ryder System, Inc. 8,827 1,291,214
Schneider National, Inc., Class
B 36,591 1,034,793
12,207,526
Health Care Equipment & Supplies 2 .5%
Align Technology, Inc.* 15,635 3,205,644
Edwards Lifesciences Corp.* 73,950 4,955,390
GE HealthCare Technologies,
Inc. 53,561 4,678,553
12,839,587
Health Care Providers & Services 4 .7%
Cardinal Health, Inc. 27,828 3,019,894
Elevance Health, Inc. 18,762 7,612,869
Humana, Inc. 26,008 6,705,643
McKesson Corp. 7,280 3,644,295
Molina Healthcare, Inc.* 10,262 3,296,360
24,279,061
Hotels, Restaurants & Leisure 4 .9%
Airbnb, Inc., Class A* 16,763 2,259,485
Booking Holdings, Inc. 2,405 11,246,381
Domino's Pizza, Inc. 11,131 4,605,229
Hilton Worldwide Holdings,
Inc. 16,786 3,942,192
Wingstop, Inc. 9,902 2,848,706
24,901,993
Household Durables 0 .7%
Lennar Corp., Class A 22,148 3,771,804
Independent Power and Renewable Electricity Producers
1 .7%
Vistra Corp. 69,743 8,715,085

40 - Statement of Investments - October 31, 2024 - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Insurance 5 .6%
Allstate Corp. (The) 1,453 271,014
Arch Capital Group Ltd.* 13,740 1,354,214
Brighthouse Financial, Inc.* 34,712 1,641,878
Globe Life, Inc. 76,644 8,093,606
Hanover Insurance Group, Inc.
(The) 15,237 2,260,104
Hartford Financial Services
Group, Inc. (The) 14,251 1,573,881
Reinsurance Group of
America, Inc. 21,204 4,475,740
Travelers Cos., Inc. (The) 34,705 8,535,348
W R Berkley Corp. 13,302 760,475
28,966,260
Interactive Media & Services 2 .3%
Alphabet, Inc., Class C 39,392 6,802,604
Meta Platforms, Inc., Class A 5,476 3,108,068
Snap, Inc., Class A* 91,522 1,112,908
TripAdvisor, Inc.* 33,211 532,704
11,556,284
IT Services 2 .4%
EPAM Systems, Inc.* 18,060 3,407,019
Kyndryl Holdings, Inc.* 123,175 2,819,476
Twilio, Inc., Class A* 5,482 442,123
VeriSign, Inc.* 32,816 5,803,181
12,471,799
Life Sciences Tools & Services 0 .0%
†
Fortrea Holdings, Inc.* 5,858 98,532
Machinery 2 .0%
Cummins, Inc. 2,526 831,003
Graco, Inc. 19,410 1,580,945
Otis Worldwide Corp. 80,785 7,933,087
10,345,035
Media 0 .6%
Fox Corp., Class A 74,219 3,117,198
Multi-Utilities 0 .9%
CenterPoint Energy, Inc. 160,968 4,753,385
Oil, Gas & Consumable Fuels 0 .7%
Phillips 66 28,807 3,509,269
Paper & Forest Products 1 .2%
Louisiana-Pacific Corp. 61,843 6,116,273
Passenger Airlines 1 .1%
Southwest Airlines Co. 189,586 5,797,540
Pharmaceuticals 1 .2%
Merck & Co., Inc. 59,579 6,096,123
Professional Services 3 .4%
Automatic Data Processing,
Inc. 24,545 7,099,396
KBR, Inc. 79,957 5,357,918
Paycom Software, Inc. 11,231 2,347,616
Robert Half, Inc. 36,406 2,479,613
17,284,543
Real Estate Management & Development 0 .3%
Howard Hughes Holdings,
Inc.* 18,448 1,402,786
Residential REITs 2 .1%
Camden Property Trust 38,282 4,432,673
Common Stocks
Shares Value ($)
Residential REITs
Essex Property Trust, Inc. 21,840 6,199,502
10,632,175
Semiconductors & Semiconductor Equipment 7 .9%
Amkor Technology, Inc. 23,192 590,236
Cirrus Logic, Inc.* 17,007 1,867,709
Intel Corp. 136,531 2,938,147
Lam Research Corp. 117,640 8,746,534
Monolithic Power Systems,
Inc. 509 386,484
NVIDIA Corp. 179,901 23,883,657
Teradyne, Inc. 22,298 2,368,270
40,781,037
Software 10 .4%
Atlassian Corp., Class A* 29,723 5,603,974
Confluent, Inc., Class A* 38,504 1,007,650
Crowdstrike Holdings, Inc.,
Class A* 17,034 5,056,884
Dropbox, Inc., Class A* 156,390 4,042,681
Guidewire Software, Inc.* 13,957 2,599,631
Microsoft Corp. 49,016 19,917,652
Nutanix, Inc., Class A* 75,319 4,677,310
Palo Alto Networks, Inc.* 7,440 2,680,855
Procore Technologies, Inc.* 51,390 3,373,753
SentinelOne, Inc., Class A* 105,458 2,719,762
UiPath, Inc., Class A* 125,562 1,551,946
53,232,098
Technology Hardware, Storage & Peripherals 6 .1%
Apple, Inc. 137,445 31,050,200
Seagate Technology Holdings
plc 2,924 293,482
31,343,682
Textiles, Apparel & Luxury Goods 1 .3%
Deckers Outdoor Corp.* 42,515 6,840,238
Total Investments
(cost $425,372,205) — 97.5% 500,423,390
Other assets in excess of liabilities — 2.5% 13,014,746
NET ASSETS — 100.0%
$ 513,438,136
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2024 - Statement of Investments - 41
OTC Total return swap contracts outstanding as of October 31, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,946 12,412 12,412
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 50,852 477,500 477,500
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,739 75,828 75,828
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 7,378 12,100 12,100
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 250,348 15,021 15,021
Albemarle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 34,691 13,356 13,356
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 11,228 78,708 78,708
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 23,540 61,204 61,204
Aptiv plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 38,116 466,540 466,540
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 9,278 56,596 56,596
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 85,405 7,686 7,686
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 36,579 37,311 37,311
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 18 88 88
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 85 18,791 18,791
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 7,693 615 615
Brunswick Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 22,671 42,168 42,168
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 24,664 84,104 84,104
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 6,751 28,962 28,962
CenterPoint Energy,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 26,797 7,235 7,235

42 - Statement of Investments - October 31, 2024 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 8,340 17,180 17,180
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,998 29,513 29,513
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 3.83% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 20,656 10,380 10,380
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 12,120 47,026 47,026
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 16,914 4,229 4,229
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 21,463 101,735 101,735
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 76,991 50,814 50,814
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 105,104 325,822 325,822
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 4,872 5,749 5,749
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,371 5,075 5,075
Darling Ingredients,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 61,186 45,890 45,890
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 52,424 7,339 7,339
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,562 25,340 25,340
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 5,296 10,380 10,380
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 16,707 31,910 31,910
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 57,396 4,592 4,592
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 21,829 3,929 3,929
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 40,980 62,699 62,699
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 22,064 441 441

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2024 - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 129,306 58,188 58,188
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 10,778 32,496 32,496
Krystal Biotech, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 1,742 5,226 5,226
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 35,803 67,668 67,668
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 5,078 38,288 38,288
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,960 1,670 1,670
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,080 86,993 86,993
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 26,365 69,340 69,340
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,039 19,676 19,676
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 546,566 – –
Micron Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 25,244 111,831 111,831
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,512 20,317 20,317
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 6,583 17,577 17,577
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 4.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 149,156 35,797 35,797
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 616 42,917 42,917
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 138,904 6,945 6,945
OneMain Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,614 26,132 26,132
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 11,082 100,625 100,625
Palo Alto Networks,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 5,252 4,307 4,307

44 - Statement of Investments - October 31, 2024 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 96,793 72,595 72,595
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,504 421 421
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 17,042 – –
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 18,851 56,553 56,553
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 22,731 39,097 39,097
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 82,637 17,750 17,750
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 8,500 51,170 51,170
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 17,255 36,408 36,408
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 3,205 27,499 27,499
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 5,380 30,020 30,020
Seagate Technology
Holdings plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 60,057 76,873 76,873
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,656 9,423 9,423
Sirius XM Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 94,915 69,288 69,288
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 33,554 1,678 1,678
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 45,727 7,316 7,316
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 11,774 29,906 29,906
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 25,220 99,871 99,871
Tempur Sealy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 22,330 20,990 20,990
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 12,590 126,907 126,907

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2024 - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 187,881 16,420 16,420
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 2,816 2,619 2,619
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 154,315 239,188 239,188
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 72,573 416,569 416,569
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 139,222 242,246 242,246
Wyndham Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 18,123 9,056 9,056
– –
Total unrealized appreciation 4,732,124 4,732,124
– –
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 19,983 (34,171) (34,171)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 11,956 (69,703) (69,703)
Alliant Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 40,025 (48,030) (48,030)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 81,440 (85,512) (85,512)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 13,773 (47,517) (47,517)
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 6,777 (8,675) (8,675)
Amphenol Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 87,980 (103,376) (103,376)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 27,817 (116,553) (116,553)
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 53,741 (5,374) (5,374)
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 24,447 (42,293) (42,293)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 7,146 (11,791) (11,791)
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,398 (15,843) (15,843)
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,745 (12,196) (12,196)

46 - Statement of Investments - October 31, 2024 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 12,239 (53,852) (53,852)
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 25,106 (18,172) (18,172)
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 16,627 (5,154) (5,154)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 10,036 (106,181) (106,181)
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 31,308 (66,686) (66,686)
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 5,343 (15,281) (15,281)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 402 (3,469) (3,469)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 120,066 (38,421) (38,421)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 32,087 (1,283) (1,283)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 25,500 (41,310) (41,310)
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 18,856 (10,748) (10,748)
Envista Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 149,700 (260,478) (260,478)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,124 (5,117) (5,117)
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,749 (1,574) (1,574)
First American
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 15,490 (8,055) (8,055)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 23,160 (39,604) (39,604)
Fortrea Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 25,535 (8,427) (8,427)
Fox Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 41,158 (1,235) (1,235)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 103,921 (228,626) (228,626)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2024 - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 16,457 (19,913) (19,913)
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 77,772 (7,777) (7,777)
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 27,525 (90,007) (90,007)
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 1,983 (6,147) (6,147)
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 29,882 (54,086) (54,086)
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 3,622 (580) (580)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 400 (3,042) (3,042)
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 47,896 (4,790) (4,790)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 23,607 (21,010) (21,010)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 19,986 (25,182) (25,182)
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 8,463 (9,479) (9,479)
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,975 (8,188) (8,188)
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 13,070 (9,149) (9,149)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 119,691 (83,784) (83,784)
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 51,643 (27,887) (27,887)
Mattel, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 130,808 (5,232) (5,232)
Merck & Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 13,057 (22,719) (22,719)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,733 (176,270) (176,270)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,454 (34,018) (34,018)

48 - Statement of Investments - October 31, 2024 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Monolithic Power
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 2,219 (353,398) (353,398)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 143,702 (943,404) (943,404)
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 9,243 (8,596) (8,596)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 19,705 (4,926) (4,926)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 565 (2,170) (2,170)
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,322 (1,190) (1,190)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 127,908 (603,726) (603,726)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 3,106 (8,013) (8,013)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 11,095 (1,276) (1,276)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 9,737 (6,621) (6,621)
Service Corp.
International
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 14,521 (83,351) (83,351)
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 46,668 (24,734) (24,734)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 138,385 (63,657) (63,657)
Solventum Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 30,140 (29,839) (29,839)
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 34,000 (30,260) (30,260)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 30,101 (98,430) (98,430)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 102,437 (10,244) (10,244)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 38,387 (9,213) (9,213)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 106,775 (13,347) (13,347)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2024 - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 154,641 (38,660) (38,660)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 22,266 (5,344) (5,344)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 3,065 (1,686) (1,686)
Vertex
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 1,078 (970) (970)
Vestis Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 122,024 (50,640) (50,640)
Walgreens Boots
Alliance, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 320,786 (70,573) (70,573)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 368,099 (132,516) (132,516)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 8,319 (10,981) (10,981)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 44,811 (8,962) (8,962)
– –
Total unrealized depreciation (4,740,694) (4,740,694)
– –
Net unrealized depreciation (8,570) (8,570)
Financing Costs of Swap Contracts (138,691) (138,691)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (147,261) (147,261)
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

50 - Statements of Assets and Liabilities - October 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 928,617,721
Repurchase agreements, at value 8,881,878
Cash 13,307,060
Cash pledged for swap contracts 1,400,554
Deposits with broker for futures contracts 1,586,687
Foreign currencies, at value 21,048
Interest and dividends receivable 6,142,772
Security lending income receivable 1,886
Receivable for investments sold 128,532,902
Receivable for capital shares issued —
Swap contracts, at value (Note 2) —
Receivable for variation margin on centrally cleared swap contracts 483,496
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 2,817
Total Assets 1,088,978,821
Liabilities:
Payable for investments purchased 122,380,792
Payable for capital shares redeemed 836,802
Payable for variation margin on futures contracts 57,232
Swap contracts, at value (Note 2) —
TBA Sale Commitments, at value (Note 2) 67,415,059
Unrealized depreciation on forward foreign currency contracts (Note 2) 36,654
Payable upon return of securities loaned (Note 2) 8,881,878
Accrued expenses and other payables:
Investment advisory fees 198,195
Fund administration fees 107,418
Accounting and transfer agent fees 7,266
Trustee fees 2,550
Due to broker 250,000
Custodian fees 7,398
Compliance program costs (Note 3) 140
Professional fees 35,998
Printing fees 14,276
Other 9,161
Total Liabilities 200,240,819
Commitments and contingencies (Note 3) —
Net Assets $ 888,738,002
* Includes value of securities on loan (Note 2) 10,334,531
Cost of investment securities 966,033,847
Cost of repurchase agreements 8,881,878
Cost of foreign currencies 20,485
Represented by:
Capital $ 1,006,311,300
Total distributable earnings (loss) (117,573,298)
Net Assets $ 888,738,002

1940 Act Funds - October 31, 2024 - Statements of Assets and Liabilities - 51
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 3,219,137,970 $ 500,423,390
— —
35,922,296 16,937,435
— —
— —
— —
2,476,132 67,825
9,142 —
— —
894,321 137,676
— 4,732,124
— 197,819
— 163,204
2,761 1,316
3,258,442,622 522,660,789
— 2,957,529
311,610 868,837
— —
— 4,879,385
— —
— —
— —
624,033 358,304
105,631 101,626
1,480 624
9,528 1,451
— 17,286
3 6,431
495 89
32,599 20,403
4,618 6,219
6,017 4,469
1,096,014 9,222,653
— —
$ 3,257,346,608 $ 513,438,136
76,809,710 —
2,934,325,733 425,372,205
— —
— —
$ 2,947,935,325 $ 395,961,683
309,411,283 117,476,453
$ 3,257,346,608 $ 513,438,136

52 - Statements of Assets and Liabilities - October 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 888,738,002
Total $ 888,738,002
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 102,475,660
Total 102,475,660
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8 .67

1940 Act Funds - October 31, 2024 - Statements of Assets and Liabilities - 53
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 3,257,346,608 $ 513,438,136
$ 3,257,346,608 $ 513,438,136
261,909,230 39,037,376
261,909,230 39,037,376
$ 12 .44 $ 13 .15

54 - Statements of Operations - For the Year Ended October 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 41,449,601
Income from securities lending (Note 2) 31,100
Dividend income —
Foreign tax withholding —
Total Income 41,480,701
EXPENSES:
Investment advisory fees 2,317,928
Fund administration fees 386,340
Professional fees 70,281
Printing fees 16,045
Trustee fees 32,199
Custodian fees 28,588
Accounting and transfer agent fees 38,425
Compliance program costs (Note 3) 3,697
Other 21,619
Total expenses before earnings credit and expenses reimbursed 2,915,122
Earnings credit (Note 4) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,915,122
NET INVESTMENT INCOME 38,565,579
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (16,323,381)
Expiration or closing of futures contracts (Note 2) 793,920
Settlement of forward foreign currency contracts (Note 2) (174,226)
Foreign currency transactions (Note 2) (39,229)
Expiration or closing of written option contracts (Note 2) (109,011)
TBA Sale Commitments (Note 2) (59,969)
Expiration or closing of swap contracts (Note 2) 556,597
Net realized gains (losses) (15,355,299)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 70,414,884
Futures contracts (Note 2) (1,092,592)
Forward foreign currency contracts (Note 2) 3,986
Translation of assets and liabilities denominated in foreign currencies (Note 2) 22,584
TBA Sale Commitments (Note 2) (619,891)
Swap contracts (Note 2) (270,625)
Net change in unrealized appreciation/depreciation 68,458,346
Net realized/unrealized gains (losses) 53,103,047
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 91,668,626

1940 Act Funds - For the Year Ended October 31, 2024 - Statements of Operations - 55
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 617,884 $ 553,046
105,797 —
23,224,012 3,081,891
(13,885) —
23,933,808 3,634,937
3,924,269 3,621,136
472,543 170,634
101,050 26,283
5,800 7,759
61,971 16,076
52,530 9,475
7,989 3,596
6,962 1,828
16,953 10,304
4,650,067 3,867,091
— (9,159)
— (1,691,330)
4,650,067 2,166,602
19,283,741 1,468,335
20,251,025 46,919,112
— —
— —
(116) —
— —
— —
— (6,054)
20,250,909 46,913,058
347,157,006 78,573,552
— —
— —
— —
— —
— (488,961)
347,157,006 78,084,591
367,407,915 124,997,649
$ 386,691,656 $ 126,465,984

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - October 31, 2024 - 1940 Act Funds
Nationwide Bond Portfolio
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 38,565,579 $ 34,110,601
Net realized gains (losses) (15,355,299) (28,570,128)
Net change in unrealized appreciation/depreciation 68,458,346 (8,098,354)
Change in net assets resulting from operations 91,668,626 (2,557,881)
Distributions to Shareholders From:
Distributable earnings:
Class R6 (36,556,246) (15,745,240)
Change in net assets from shareholder distributions (36,556,246) (15,745,240)
Change in net assets from capital transactions (84,817,336) 101,797,004
Change in net assets (29,704,956) 83,493,883
Net Assets:
Beginning of year 918,442,958 834,949,075
End of year $ 888,738,002 $ 918,442,958
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 198,617,582 $ 208,973,622
Dividends reinvested 36,556,246 15,745,240
Cost of shares redeemed (319,991,164) (122,921,858)
Total Class R6 Shares (84,817,336) 101,797,004
Change in net assets from capital transactions $ (84,817,336) $ 101,797,004
SHARE TRANSACTIONS:
Class R6 Shares
Issued 23,101,972 24,350,954
Reinvested 4,315,968 1,858,942
Redeemed (37,712,118) (14,478,082)
Total Class R6 Shares (10,294,178) 11,731,814
Total change in shares (10,294,178) 11,731,814
(a) For the period from July 24, 2023 (commencement of operations) through October 31, 2023.

1940 Act Funds - October 31, 2024 - Statements of Changes in Net Assets - 57
Nationwide Fundamental All Cap Equity
Portfolio Nationwide U.S. 130/30 Equity Portfolio
Year Ended
October 31, 2024
Period Ended
October 31, 2023(a)
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 19,283,741 $ 2,704,646 $ 1,468,335 $ 4,314,537
20,250,909 (2,733,313) 46,913,058 16,586,122
347,157,006 (62,344,769) 78,084,591 9,986,102
386,691,656 (62,373,436) 126,465,984 30,886,761
(14,166,772) (742,090) (21,032,516) (12,067,216)
(14,166,772) (742,090) (21,032,516) (12,067,216)
2,090,178,640 857,758,610 (31,284,070) 49,077,354
2,462,703,524 794,643,084 74,149,398 67,896,899
794,643,084 — 439,288,738 371,391,839
$ 3,257,346,608 $ 794,643,084 $ 513,438,136 $ 439,288,738
$ 2,609,205,131 $ 888,727,836 $ 118,648,396 $ 146,034,583
14,166,772 742,090 21,032,516 12,067,216
(533,193,263) (31,711,316) (170,964,982) (109,024,445)
2,090,178,640 857,758,610 (31,284,070) 49,077,354
$ 2,090,178,640 $ 857,758,610 $ (31,284,070) $ 49,077,354
220,350,682 88,875,800 9,357,905 14,301,697
1,243,504 74,883 1,899,037 1,266,437
(45,381,987) (3,253,652) (14,810,919) (10,497,985)
176,212,199 85,697,031 (3,553,977) 5,070,149
176,212,199 85,697,031 (3,553,977) 5,070,149

58 - Financial Highlights - October 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2024 $ 8.14 $ 0.37 $ 0.53 $ 0.90 $ (0.37) $ — $ (0.37) $ 8.67 11.20% $ 888,738 0.33% 4.34% 0.33% 311.73%
10/31/2023 8.26 0.32 (0.28) 0.04 (0.16) — (0.16) 8.14 0.36% 918,443 0.32% 3.75% 0.32% 461.52%
10/31/2022 10.10 0.19 (1.89) (1.70) (0.09) (0.05) (0.14) 8.26 (17.01)% 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

1940 Act Funds - October 31, 2024 - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Nationwide Fundamental All Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2024 $ 9.27 $ 0.13 $ 3.15 $ 3.28 $ (0.11) $ — $ (0.11) $ 12.44 35.52% $ 3,257,347 0.26% 1.08% 0.26% 58.06%
10/31/2023(d) 10.00 0.03 (0.75) (0.72) (0.01) — (0.01) 9.27 (7.22)% 794,643 0.27% 1.18% 0.27% 11.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from July 24, 2023 (commencement of operations) through October 31, 2023. Total return is calculated based on inception date of July 21, 2023 through
October 31, 2023.

60 - Financial Highlights - October 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2024 $ 10.31 $ 0.04 $ 3.42 $ 3.46 $ (0.56) $ (0.06) $ (0.62) $ 13.15 34.63% $ 513,438 0.49% 0.33% 0.88% 105.69%
10/31/2023 9.90 0.10 0.63 0.73 (0.32) — (0.32) 10.31 7.64% 439,289 0.49% 0.95% 0.89% 100.05%
10/31/2022(e) 10.00 — (0.10) (0.10) — — — 9.90 (1.00)% 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9,
2022 through October 31, 2022.

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 61
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the three (3) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Fundamental All Cap Equity Portfolio ("All Cap Equity Portfolio")
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid

62 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 63
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 79,302,057 $ – $ 79,302,057
Collateralized Mortgage Obligations – 27,467,088 – 27,467,088
Commercial Mortgage-Backed Securities – 62,177,448 – 62,177,448
Corporate Bonds – 265,773,670 – 265,773,670
Credit Default Swaps† – 163,368 – 163,368
Foreign Government Securities – 6,519,369 – 6,519,369
Futures Contracts# 555,186 – – 555,186
Interest Rate Swaps† – 1,395,886 – 1,395,886
Mortgage-Backed Securities – 304,583,283 – 304,583,283
Municipal Bonds – 1,468,626 – 1,468,626
Repurchase Agreements – 8,881,878 – 8,881,878
Supranational – 1,969,978 – 1,969,978
U.S. Treasury Obligations – 179,356,202 – 179,356,202
Total Assets $ 555,186 $ 939,058,853 $ – $ 939,614,039
Liabilities:
Forward Foreign Currency Contract $ – $ (36,654) $ – $ (36,654)
Futures Contracts# (1,621,962) – – (1,621,962)
Interest Rate Swaps† – (1,338,278) – (1,338,278)
TBA Sale Commitments – (67,415,059) – (67,415,059)
Total Liabilities $ (1,621,962) $ (68,789,991) $ – $ (70,411,953)
Total $ (1,066,776) $ 870,268,862 $ – $ 869,202,086
All Cap Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,126,236,533 $ – $ – $ 3,126,236,533
Exchange Traded Funds 92,901,437 – – 92,901,437
Rights – – – –
Total $ 3,219,137,970 $ – $ – $ 3,219,137,970
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 500,423,390 $ – $ – $ 500,423,390
Total Return Swaps† – 4,732,124 – 4,732,124
Total Assets $ 500,423,390 $ 4,732,124 $ – $ 505,155,514
Liabilities:
Total Return Swaps† $ – $ (4,879,385) $ – $ (4,879,385)
Total Liabilities $ – $ (4,879,385) $ – $ (4,879,385)
Total $ 500,423,390 $ (147,261) $ – $ 500,276,129
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2024, All Cap Equity Portfolio held three rights investments that were categorized as Level 3 investments which were each valued at $0.

64 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 65
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

66 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
As of October 31, 2024, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 67
equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that market and/
or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations

68 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 69
credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2024:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 163,368
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 1,395,886
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 555,186
Total $ 2,114,440
Liabilities:
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ (1,338,278)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (36,654)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,621,962)
Total $ (2,996,894)
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 4,732,124
Total $ 4,732,124
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (4,879,385)
Total $ (4,879,385)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

70 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2024:
Bond Portfolio
Realized Gains (Losses): Total
Purchased Swaptions§
Interest rate risk $ 219,499
Written Swaptions
Interest rate risk (109,011)
Swap Contracts
Credit risk 237,035
Interest rate risk 319,562
Forward Foreign Currency Contracts
Currency risk (174,226)
Futures Contracts
Interest rate risk 793,920
Total $ 1,286,779
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (6,054)
Total $ (6,054)
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 180,453
Interest rate risk (451,078)
Forward Foreign Currency Contracts
Currency risk 3,986
Futures Contracts
Interest rate risk (1,092,592)
Total $ (1,359,231)
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (488,961)
Total $ (488,961)

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 71
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2024, certain Funds have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options contracts, written options contracts and swaptions contracts. The futures contract agreements, centrally cleared swaps agreements and certain purchased and written options contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Bond Portfolio
Swaptions:
Average Value Purchased $ 31,152
Average Value Written $ 29,208
Average Number of Purchased Swaption Contracts 7,750,769
Average Number of Written Swaption Contracts 5,409,231
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 16,923,517
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 128,270,972
Average Notional Balance—Pays Float Rate $ 149,179,822
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 4,331,091
Average Settlement Value Sold $ 4,218,065
Futures Contracts:
Average Notional Balance Long $ 176,407,190
Average Notional Balance Short $ 29,244,612
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 143,286,018
Average Notional Balance — Pays Float Rate $ (134,066,050)

72 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC option contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2024:
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Bond Portfolio
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts $ (36,654) $ — $ — $ (36,654)
Total $ (36,654) $ — $ — $ (36,654)
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 4,732,124 $ (4,732,124) $ — $ —
Total $ 4,732,124 $ (4,732,124) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (4,740,694) $ 4,732,124 $ — $ (8,570)
Total $ (4,740,694) $ 4,732,124 $ — $ (8,570)

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 73
(i) Securities Lending
During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the year ended October 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 8,881,878

74 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(k) Repurchase Agreements
During the year ended October 31, 2024, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value
As of October 31, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.88%, dated 10/31/2024, due 11/1/2024, repurchase price $126,577,708, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 11/15/2024 - 11/15/2050; total market value $129,109,299.
Santander US Capital Markets, 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $37,004,985, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.70%, maturing 11/15/2024 - 2/15/2050; total market value
$37,745,084.
Societe Generale , 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $111,014,954, collateralized by U.S. Government
Treasury Securities, ranging from 4.00% - 4.25%, maturing 11/15/2040 - 11/15/2042; total market value $113,220,070.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,881,878 $ – $ 1,881,878 $ (1,881,878) $ –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Societe Generale 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,881,878 $ – $ 8,881,878 $ (8,881,878) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 75
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of October 31, 2024, the Funds did not invest in any repurchase agreements.
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to treatment of notional principal contracts, investments in real estate investment trusts, net operating loss netting to short-term gains, redesignation of distributions, and tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of
October 31, 2024 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

76 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
Reclassifications for the year ended October 31, 2024 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2024, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Portfolio $ 64,939 $ (64,939)
All Cap Equity Portfolio (1,925) 1,925
U.S. 130/30 Equity 3,047,997 (3,047,997)
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P. ("GSAM")
All Cap Equity Portfolio GSAM
Neuberger Berman Investment Advisers LLC
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 77
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2024, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
All Cap Equity Portfolio All Assets 0.22%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Bond Portfolio 0.26% 0.26%
All Cap Equity Portfolio 0.22 0.22
U.S. 130/30 Equity 0.82 0.44
Fund Classes
Amount
(annual rate)
All Cap Equity Portfolio All Classes 0.89%
U.S. 130/30 Equity All Classes 0.49
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Bond Portfolio $ — $ — $ — $ —
All Cap Equity Portfolio — — — —
U.S. 130/30 Equity 233,779(a) 1,801,542 1,691,330 3,726,651
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.

78 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2024, NFM earned an aggregate of $1,029,517 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2024, the Funds’ aggregate portion of such costs amounted to $12,487.
As of October 31, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
All Cap Equity Portfolio 100.00
U.S. 130/30 Equity 100.00

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 79
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended October 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30 Equity’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2024, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Fund Purchases
*
Sales
*
Bond Portfolio $ 2,890,537,028 $ 2,976,289,024
All Cap Equity Portfolio 3,122,350,043 1,056,758,401
U.S. 130/30 Equity 456,374,229 508,050,330
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $ 280,493,503 $ 224,407,076

80 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 81
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
During the year ended October 31, 2024, the Funds recaptured the following amounts of brokerage commissions:
Fund % of Shares
Number of
Accounts
Bond Portfolio 47.78% 3(a)
All Cap Equity Portfolio 35.56 3(a)
U.S. 130/30 Equity 58.49 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
All Cap Equity Portfolio $ 37,128

82 - Notes to Financial Statements - October 31, 2024 - 1940 Act Funds
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2024.
During the year ended October 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ 36,556,246 $ – $ 36,556,246 $ – $ 36,556,246
All Cap Equity Portfolio 14,166,772 – 14,166,772 – 14,166,772
U.S. 130/30 Equity 19,777,723 1,254,793 21,032,516 – 21,032,516
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ 15,745,240 $ – $ 15,745,240 $ – $ 15,745,240
All Cap Equity Portfolio 742,090 – 742,090 – 742,090
U.S. 130/30 Equity 12,067,216 – 12,067,216 – 12,067,216
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Portfolio $ 34,022,541 $ – $ 34,022,541 $ 15,972 $ – $ (112,928,324) $ (38,683,487) $ (117,573,298)
All Cap Equity
Portfolio 34,659,345 381,700 35,041,045 – – – 274,370,238 309,411,283
U.S. 130/30 Equity 14,928,154 29,448,843 44,376,997 – – – 73,099,456 117,476,453
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 906,688,580 $ 12,131,526 $ (49,348,971) $ (37,217,445)
All Cap Equity Portfolio 2,944,767,732 332,844,463 (58,474,225) 274,370,238
U.S. 130/30 Equity 427,192,475 97,725,504 (24,641,850) 73,083,654
Fund Amount
Bond Portfolio $ (112,928,324)
Fund Utilized
All Cap Equity Portfolio $ 2,145,011

1940 Act Funds - October 31, 2024 - Notes to Financial Statements - 83
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

84 - Report of Independent Registered Public Accounting Firm - October 31, 2024 - 1940 Act Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Portfolio, Nationwide
Fundamental All Cap Equity Portfolio, and Nationwide U.S. 130/30 Equity Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds indicated in the table below (three of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated
in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Bond Portfolio (1) Nationwide U.S. 130/30 Equity Portfolio (1)
Nationwide Fundamental All Cap Equity Portfolio (2)
(1) Statement of operations for the year ended October 31, 2024 and statement of changes in net assets for the years ended October 31, 2024 and 2023.
(2) Statement of operations for the year ended October 31, 2024, and statement of changes in net assets for the year ended October 31, 2024 and the period July 24, 2023 (commencement of operations) through October 31, 2023.

1940 Act Funds - October 31, 2024 (Unaudited) - Supplemental Information - 85
Other Federal Tax Information
For the year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended October 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Bond Portfolio – %
All Cap Equity Portfolio 49.44
U.S. 130/30 Equity 27.86
Fund Amount
Bond Portfolio $ –
All Cap Equity Portfolio –
U.S. 130/30 Equity 4,302,790

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-40 (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Annual Report
October 31, 2024
Nationwide Mutual Funds
International Funds
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 38
Statements of Operations 42
Statements of Changes in Net Assets 44
Financial Highlights 52
Notes to Financial Statements 57
Report of Independent Registered Public Accounting Firm 86
Supplemental Information 87

2 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 17.9%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 3.0%
Other 3.0%
ACREC Ltd., Series 2021-
FL1, Class A, 6.02%,
10/16/2036(a)(b) 1,654,236 1,645,188
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2022-FL2, Class
A, 6.65%, 5/15/2037(a)
(b) 2,395,167 2,393,670
AREIT Ltd., Series 2024-
CRE9, Class A, 6.47%,
5/17/2041(a)(b) 1,490,000 1,490,931
FS Rialto, Series 2021-
FL3, Class A, 6.15%,
11/16/2036(a)(b) 2,038,071 2,030,127
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
5.90%, 9/17/2036(a)(b) 521,514 517,864
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 6.47%,
1/17/2037(a)(b) 1,512,113 1,510,222
MF1, Series 2024-FL16,
Class A, 6.29%,
11/18/2029(a)(b) 5,150,000 5,138,723
MF1 Ltd., Series 2022-
FL8, Class A, 6.11%,
2/19/2037(a)(b) 1,443,308 1,436,956
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 6.64%, 7/18/2031(a)
(b) 900,000 900,347
TRTX Issuer Ltd., Series
2022-FL5, Class A,
6.43%, 2/15/2039(a)(b) 2,238,089 2,223,742
19,287,770
UNITED STATES 14.9%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 123,000 114,044
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 1,035,767 931,743
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 79,600 78,895
1,124,682
Automobiles 7.1%
Ally Bank Auto Credit-
Linked Notes, Series
2024-A, Class E, 7.92%,
5/17/2032(b) 463,296 469,357
American Credit
Acceptance Receivables
Trust, Series 2023-
4, Class C, 6.99%,
9/12/2030(b) 2,110,000 2,158,526
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,446,280
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 615,093
Exeter Automobile
Receivables Trust,
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 2,230,000 2,235,957
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,245,939
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 707,557
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,447,889
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 284,473
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 234,298
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 1,360,000 1,308,154
Series 2024-2A, Class
D, 6.19%, 2/15/2030(b) 1,530,000 1,557,248
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,566,627
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,041,280
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,478,989
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,102,537
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
10.14%, 5/20/2032(a)(b) 398,147 405,421
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 768,515
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 545,359
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A,
7.66%, 11/15/2027(a)(b) 2,550,000 2,557,775
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,326,680

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,564,311
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,064,559
Santander Bank Auto
Credit-Linked Notes
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 1,240,000 1,276,789
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 1,360,000 1,375,600
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 835,463
Series 2024-2, Class D,
6.28%, 8/15/2031 1,180,000 1,210,194
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,257,822
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,733,604
Tricolor Auto Securitization
Trust, Series 2021-
1A, Class F, 5.08%,
5/15/2028(b) 1,498,067 1,495,922
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,343,516
45,661,734
Equipment Loans & Leases 1.1%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 1,600,000 1,598,667
NMEF Funding LLC
Series 2023-A, Class C,
8.04%, 6/17/2030(b) 1,300,000 1,340,814
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,323,571
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,520,378
SCF Equipment Leasing
LLC, Series 2022-
1A, Class E, 5.26%,
7/20/2032(b) 1,600,000 1,543,484
7,326,914
Financial Services 0.4%
ACRES Commercial
Realty Ltd., Series 2021-
FL2, Class A, 6.30%,
1/15/2037(a)(b) 295,600 295,224
Ally Bank Auto Credit-
Linked Notes, Series
2024-B, Class F, 8.04%,
9/15/2032(b) 1,200,000 1,199,447
Ready Capital Mortgage
Financing LLC, Series
2021-FL6, Class AS,
6.05%, 7/25/2036(a)(b) 919,500 912,857
2,407,528
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity 1.3%
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 1,156,681 1,172,200
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 2,353,271 2,364,695
Saluda Grade Alternative
Mortgage Trust, Series
2023-FIG4, Class A,
6.72%, 11/25/2053(a)(b) 2,397,413 2,438,221
Towd Point HE Trust,
Series 2021-HE1, Class
M1, 1.50%, 2/25/2063(a)
(b) 933,116 906,459
Vista Point Securitization
Trust, Series 2024-
CES1, Class A1, 6.68%,
5/25/2054(b)(c) 1,560,865 1,580,012
8,461,587
Other 4.3%
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL1, Class
A, 5.89%, 12/15/2035(a)
(b) 649,588 646,216
Series 2021-FL4, Class
A, 6.27%, 11/15/2036(a)
(b) 362,888 362,197
Series 2021-FL4, Class
B, 6.92%, 11/15/2036(a)
(b) 920,000 898,151
Series 2022-FL1, Class
A, 6.46%, 1/15/2037(a)
(b) 1,803,888 1,800,505
BDS LLC, Series 2024-
FL13, Class A, 6.34%,
9/19/2039(a)(b) 1,370,000 1,370,430
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,130,000 1,150,288
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 1,440,000 1,494,838
BSPRT Issuer LLC, Series
2024-FL11, Class A,
6.44%, 7/15/2039(a)(b) 1,930,000 1,926,986
BSPRT Issuer Ltd., Series
2022-FL8, Class A,
6.51%, 2/15/2037(a)(b) 425,086 424,422
FS Rialto Issuer LLC
Series 2022-FL4, Class
A, 6.77%, 1/19/2039(a)
(b) 1,066,291 1,066,623
Series 2024-FL9, Class
A, 6.48%, 10/19/2039(a)
(b) 3,320,000 3,311,695
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 709,727

4 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
KREF Ltd., Series 2022-
FL3, Class A, 6.21%,
2/17/2039(a)(b) 1,833,574 1,828,414
MF1, Series 2024-FL15,
Class A, 6.47%,
8/18/2041(a)(b) 1,800,000 1,801,686
MF1 LLC, Series 2024-
FL14, Class A, 6.50%,
3/19/2039(a)(b) 2,175,000 2,177,722
Pagaya AI Debt Trust
Series 2023-3, Class A,
7.60%, 12/16/2030(b) 703,044 706,660
Series 2023-5, Class A,
7.18%, 4/15/2031(b) 140,295 140,460
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 944,255
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 753,065
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 350,932
Ready Capital Mortgage
Financing LLC
Series 2021-FL7, Class
B, 6.65%, 11/25/2036(a)
(b) 1,150,000 1,144,453
Series 2023-FL11, Class
B, 8.27%, 10/25/2039(a)
(b) 1,440,000 1,441,573
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 560,842
Tricon Residential Trust,
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 349,514
27,361,654
Student Loan 0.5%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 2,144,225 2,142,806
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 7.61%,
6/25/2047(a)(b) 849,882 859,465
3,002,271
95,346,370
Total Asset-Backed Securities
(cost  $114,195,176) 114,634,140
Collateralized Mortgage Obligations 14.0%
Principal
Amount ($) Value ($)
BERMUDA 1.0%
Bellemeade Re Ltd.
Series 2021-3A, Class
B1, 8.71%, 9/25/2031(a)
(b) 1,030,000 1,039,385
Series 2024-1,
Class M1B, 8.06%,
8/25/2034(a)(b) 1,320,000 1,336,038
Eagle RE Ltd., Series
2021-2, Class M2,
9.11%, 4/25/2034(a)(b) 1,370,000 1,421,338
Home RE Ltd., Series
2023-1, Class M1B,
9.46%, 10/25/2033(a)(b) 510,000 530,185
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 9.26%,
4/25/2034(a)(b) 700,000 715,325
Radnor RE Ltd., Series
2021-1, Class M2,
8.01%, 12/27/2033(a)(b) 1,230,000 1,250,466
6,292,737
0
GERMANY 0.2%
Radnor RE Ltd.
Series 2023-1,
Class M1A, 7.56%,
7/25/2033(a)(b) 1,188,706 1,201,514
Series 2023-1,
Class M1B, 9.21%,
7/25/2033(a)(b) 330,000 343,665
UNITED STATES 12.8%
A&D Mortgage Trust
Series 2023-NQM4,
Class B1, 8.09%,
9/25/2068(a)(b) 1,570,000 1,568,355
Series 2024-NQM5,
Class B1A, 7.76%,
11/25/2069(a)(b) 1,756,000 1,750,457
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.98%,
9/25/2063(a)(b) 2,535,000 2,521,161
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,965,026
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,446,672
COLT Mortgage Loan
Trust, Series 2024-
4, Class B1, 7.88%,
7/25/2069(a)(b) 2,080,000 2,087,273
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 7.97%,
1/25/2040(a)(b) 2,445,000 2,496,956

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 5
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2021-R01,
Class 1B2, 10.86%,
10/25/2041(a)(b) 2,141,143 2,250,477
Series 2021-R03,
Class 1B2, 10.36%,
12/25/2041(a)(b) 700,000 731,429
Series 2022-R02,
Class 2M2, 7.86%,
1/25/2042(a)(b) 330,000 338,423
Series 2022-R02,
Class 2B2, 12.51%,
1/25/2042(a)(b) 2,570,000 2,781,980
Series 2023-R03,
Class 2M1, 7.36%,
4/25/2043(a)(b) 860,167 875,084
Series 2023-R06,
Class 1M1, 6.56%,
7/25/2043(a)(b) 464,675 466,124
Series 2024-R02,
Class 1B1, 7.36%,
2/25/2044(a)(b) 1,720,000 1,755,077
Series 2024-R03,
Class 2M2, 6.81%,
3/25/2044(a)(b) 1,090,000 1,098,104
Series 2024-R04,
Class 1A1, 5.86%,
5/25/2044(a)(b) 2,134,978 2,130,992
Series 2024-R05,
Class 2B1, 6.86%,
7/25/2044(a)(b) 1,260,000 1,263,146
Series 2024-R06,
Class 1M1, 5.91%,
9/25/2044(a)(b) 896,413 896,543
Series 2024-R06,
Class 1M2, 6.46%,
9/25/2044(a)(b) 1,990,000 1,997,700
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 483,163
Eagle RE Ltd., Series
2023-1, Class M1B,
8.81%, 9/26/2033(a)(b) 2,060,000 2,130,739
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 297,660 219,951
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 2,027 9
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 80,258 2,162
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 214,823 6,190
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 4,172 40
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 7.36%,
1/25/2042(a)(b) 180,000 183,263
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2023-DNA1,
Class M1A, 6.96%,
3/25/2043(a)(b) 1,601,723 1,617,680
Series 2023-DNA2,
Class M1A, 6.96%,
4/25/2043(a)(b) 1,707,000 1,736,116
Series 2020-HQA5,
Class B2, 12.26%,
11/25/2050(a)(b) 630,000 768,282
Series 2020-DNA6,
Class B2, 10.51%,
12/25/2050(a)(b) 790,000 895,117
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 9.77%,
9/25/2047(a)(b) 2,500,000 2,648,495
Series 2019-FTR4,
Class B2, 9.97%,
11/25/2047(a)(b) 1,280,000 1,365,948
Series 2018-HQA2,
Class B2, 15.97%,
10/25/2048(a)(b) 1,090,000 1,382,608
Series 2019-DNA3,
Class B2, 13.12%,
7/25/2049(a)(b) 720,000 821,700
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.21%,
6/1/2051(a)(b) 40,685,122 471,899
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 90,790 2,288
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 107,514 3,242
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 103,228 2,704
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 19,658 555
Series 2018-42,
Class SB, IO, 1.23%,
6/25/2048(a) 5,647,990 633,540
GCAT Trust
Series 2024-NQM1,
Class B1, 7.95%,
1/25/2059(a)(b) 595,000 596,575
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 445,730
GNMA REMICS
Series 2013-84,
Class SC, IO, 1.70%,
3/16/2040(a) 32,943 2,071
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 46,577 3,975

6 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 87,539 13,265
Series 2016-5, Class
CS, IO, 1.28%,
1/20/2046(a) 92,497 9,833
Series 2016-20,
Class SB, IO, 1.23%,
2/20/2046(a) 88,094 9,189
Series 2016-17,
Class JS, IO, 1.23%,
2/20/2046(a) 72,807 7,572
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 52,044 9,905
Series 2016-88,
Class SM, IO, 1.23%,
7/20/2046(a) 96,112 12,252
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 93,744 18,474
Series 2016-118,
Class DS, IO, 1.23%,
9/20/2046(a) 111,386 13,308
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 56,692 9,321
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,029,270 172,075
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 352,706 59,427
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 160,379
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 14,733,833 189,278
Imperial Fund Mortgage
Trust, Series 2023-
NQM1, Class B1,
8.16%, 2/25/2068(a)(b) 2,270,000 2,276,092
JP Morgan Mortgage Trust
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 25,137,173 155,611
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 27,971,055 171,639
MFA Trust
Series 2023-RTL2,
Class A1, 8.50%,
11/25/2028(b)(c) 1,826,000 1,863,577
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,642,337
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
MFA Trust
PRPM Trust, Series
2023-NQM2, Class B1,
7.00%, 8/25/2068(a)(b) 1,240,000 1,219,023
Radnor Re Ltd.
Series 2024-1,
Class M1A, 6.86%,
9/25/2034(a)(b) 1,672,444 1,674,657
Series 2024-1,
Class M1B, 7.76%,
9/25/2034(a)(b) 1,620,000 1,630,872
Ready Capital Mortgage
Financing LLC, Series
2022-FL8, Class A,
6.51%, 1/25/2037(a)(b) 1,826,112 1,822,122
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 1,210,000 1,213,371
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 1,190,000 1,194,031
STACR Trust, Series
2018-HRP2, Class B2,
15.47%, 2/25/2047(a)(b) 1,380,000 1,681,154
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,683,745
Triangle Re Ltd., Series
2023-1, Class M1B,
10.11%, 11/25/2033(a)
(b) 1,640,000 1,749,785
Verus Securitization Trust
Series 2023-4, Class
B1, 8.14%, 5/25/2068(a)
(b) 2,530,000 2,544,144
Series 2023-5, Class
B2, 8.10%, 6/25/2068(a)
(b) 1,240,000 1,225,824
Series 2023-6, Class
B1, 7.82%, 9/25/2068(a)
(b) 1,529,000 1,539,309
Series 2023-7,
Class B1, 7.90%,
10/25/2068(a)(b) 1,090,000 1,091,009
Series 2023-INV3,
Class B1, 8.23%,
11/25/2068(a)(b) 1,955,000 1,959,234
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 658,564
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 2,290,000 2,298,734
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,151,491

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 7
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Verus Securitization Trust
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,209,973
82,185,597
0
Total Collateralized Mortgage Obligations
(cost $87,964,851) 90,023,513
Commercial Mortgage-Backed Securities 3.1%
UNITED STATES 3.1%
BAMLL Commercial
Mortgage Securities
Trust , Series 2024-
NASH, Class B, 7.55%,
5/15/2039(a)(b) 2,130,000 2,138,435
BX Trust , Series 2021-
ARIA, Class D, 6.81%,
10/15/2036(a)(b) 1,100,000 1,093,137
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.46%,
10/10/2048(a) 1,350,000 1,017,232
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.55%, 11/15/2048(a) 250,000 235,145
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 8.61%, 1/25/2051(a)
(b) 700,000 714,920
Series 2021-MN3,
Class M2, 8.86%,
11/25/2051(a)(b) 815,000 831,298
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
7.02%, 10/15/2036(a)(b) 350,000 344,280
Series 2021-IP, Class E,
8.47%, 10/15/2036(a)(b) 150,000 148,690
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 984,779
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
7.99%, 5/15/2037(a)(b) 540,000 534,611
HTL Commercial Mortgage
Trust , Series 2024-
T53, Class D, 8.20%,
5/10/2039(a)(b) 2,880,000 2,953,853
JP Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.80%, 10/5/2039(a)(b) 260,000 254,867
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,622,394
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 1,976,547
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 299,988
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 8.22%,
10/25/2049(a)(b) 881,088 890,481
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,574,970
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.53%, 12/10/2034(a)
(b) 700,000 713,408
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 742,509
Total Commercial Mortgage-Backed
Securities
(cost $20,709,217)
20,071,544
Corporate Bonds 57.5%
AUSTRALIA 0.3%
Banks 0.3%
Australia & New Zealand
Banking Group Ltd.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.62%), 5.73%,
9/18/2034(b)(d) 1,885,000 1,911,311
BERMUDA 5.4%
Financial Services 3.3%
2001 Cat RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 12.50%),
17.08%, 1/8/2027(b)(d) 1,000,000 1,020,200
Acorn Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 2.50%), 7.08%,
11/7/2024(b)(d) 500,000 498,500
Series A, (T-BILL 1MO
+ 3.10%), 7.67%,
11/5/2027(b)(d) 500,000 500,000
Acorn Re Ltd., Series B,
(T-BILL 1MO + 3.10%),
7.67%, 11/7/2025(b)(d) 250,000 250,000

8 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Alamo Re Ltd.
Series A, (T-BILL 1MO
+ 7.52%), 12.10%,
6/7/2025(b)(d) 500,000 519,250
Series A, (T-BILL 1MO
+ 8.39%), 12.97%,
6/7/2026(b)(d) 500,000 524,450
Series A, (T-BILL 1MO
+ 6.00%), 6.00%,
6/7/2027(b)(d) 500,000 522,250
Alamo Re Ltd., Series B,
(T-BILL 1MO + 7.75%),
12.33%, 6/7/2027(b)(d) 250,000 260,425
Aquila Re I Ltd.
Series A-1, (3 Month
Treasury Bill Rate
+ 5.65%), 10.23%,
6/8/2026(b)(d) 250,000 259,450
Series A-1, (3 Month
Treasury Bill Rate
+ 5.50%), 10.08%,
6/7/2027(b)(d) 250,000 256,225
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.18%),
13.76%, 6/8/2026(b)(d) 250,000 266,500
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.04%), 6.62%,
7/7/2025(b)(d) 250,000 251,750
Cape Lookout Re Ltd.
Series A, (T-BILL 1MO
+ 8.42%), 13.00%,
4/28/2026(b)(d) 1,000,000 1,046,300
Series A, (T-BILL 1MO
+ 8.00%), 12.58%,
4/5/2027(b)(d) 500,000 509,750
Citrus Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.59%), 11.17%,
6/7/2026(b)(d) 250,000 260,925
Series A, (3 Month
Treasury Bill Rate
+ 9.25%), 13.83%,
6/7/2027(b)(d) 250,000 259,425
Easton Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 12.08%,
1/8/2027(b)(d) 500,000 503,150
Four Lakes Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 6.46%), 11.04%,
1/7/2026(b)(d) 250,000 257,400
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 10.33%,
1/7/2027(b)(d) 750,000 769,575
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Four Lakes Re Ltd., Series
B, (3 Month Treasury Bill
Rate + 9.50%), 14.08%,
1/7/2027(b)(d) 250,000 262,325
Herbie Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.00%), 10.58%,
1/7/2028(b)(d) 500,000 469,850
Herbie Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 9.00%), 13.58%,
1/8/2028(b)(d) 250,000 233,200
High Point Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 10.33%,
1/6/2027(b)(d) 250,000 256,050
Hypatia Ltd., Series A, (3
Month Treasury Bill Rate
+ 10.50%), 15.08%,
4/8/2026(b)(d) 250,000 261,325
Kilimanjaro II Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 6.25%), 10.83%,
6/30/2028(b)(d) 500,000 514,100
Kilimanjaro II Re Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.25%), 11.83%,
6/30/2028(b)(d) 500,000 520,900
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.78%), 9.36%,
4/9/2026(b)(d) 500,000 515,300
Matterhorn Re Ltd., Series
2022, (SOFR + 5.25%),
10.08%, 3/24/2025(b)(d) 750,000 750,750
Mayflower Re Ltd.,
Series B, (T-BILL 1MO
+ 6.02%), 10.59%,
7/8/2026(b)(d) 500,000 521,350
Mayflower Re Ltd., Series
A, (T-BILL 1MO +
4.50%, 1.56% Cap,
0.56% Floor), 4.50%,
7/8/2027(b)(d) 500,000 516,650
Mona Lisa Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 7.00%), 11.58%,
7/8/2025(b)(d) 500,000 509,850
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.08%, 1/8/2026(b)(d) 250,000 262,975
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.69%),
16.32%, 1/8/2025(b)(d) 250,000 252,625

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.17%), 13.75%,
1/8/2026(b)(d) 250,000 261,950
Series A, (3 Month
Treasury Bill Rate +
12.00%), 16.58%,
1/8/2027(b)(d) 750,000 768,450
Palm RE Ltd., Series A,
(T-BILL 1MO + 9.50%),
14.08%, 6/7/2027(b)(d) 250,000 261,450
Ramble RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 10.83%,
3/5/2027(b)(d) 500,000 487,500
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.41%), 7.99%,
4/7/2026(b)(d) 500,000 499,750
Series A, (3 Month
Treasury Bill Rate
+ 8.14%), 12.72%,
6/5/2026(b)(d) 500,000 532,500
Series A, (3 Month
Treasury Bill Rate
+ 5.75%), 10.33%,
4/7/2028(b)(d) 1,250,000 1,297,500
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.55%), 10.13%,
4/7/2027(b)(d) 250,000 259,650
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.05%), 9.63%,
1/8/2026(b)(d) 400,000 397,800
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 10.08%,
12/6/2025(b)(d) 250,000 255,800
Ursa Re Ltd., Series E,
(3 Month Treasury Bill
Rate + 9.25%), 13.83%,
12/7/2026(b)(d) 250,000 262,925
Veraison Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 4.75%), 9.33%,
3/8/2027(b)(d) 500,000 515,400
Winston RE Ltd., Series
A, (3 Month Treasury
Bill Rate + 10.25%),
14.83%, 2/26/2027(b)(d) 250,000 262,375
Winston RE Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.75%),
16.33%, 2/26/2027(b)(d) 250,000 188,750
20,834,575
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance 2.0%
Blue Ridge Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 9.83%,
1/8/2027(b)(d) 250,000 254,325
Blue Ridge Re Ltd.,
Series B, (T-BILL 1MO
+ 8.00%), 12.58%,
1/8/2027(b)(d) 250,000 259,750
Bonanza RE Ltd., Series
20A, (3 Month Treasury
Bill Rate + 4.93%),
9.51%, 12/23/2024(b)(d) 1,000,000 997,000
Bonanza RE Ltd., Series
2022, (3 Month Treasury
Bill Rate + 5.62%),
10.20%, 3/16/2025(b)(d) 250,000 249,250
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.45%), 13.03%,
1/8/2026(b)(d) 250,000 260,200
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.52%), 9.52%,
4/7/2026(b)(d) 250,000 261,275
FloodSmart Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 11.83%), 16.41%,
2/25/2025(b)(d) 500,000 511,950
Series A, (T-BILL 1MO
+ 17.15%), 21.73%,
3/11/2026(b)(d) 500,000 527,900
Series A, (3 Month
Treasury Bill Rate +
14.00%), 18.58%,
3/12/2027(b)(d) 1,000,000 1,052,600
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.86%),
17.44%, 6/6/2025(b)(d) 750,000 750,000
Integrity Re Ltd., Series B,
(T-BILL 1MO + 13.25%),
17.83%, 6/6/2026(b)(d) 250,000 187,500
Kendall Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.25%), 11.36%,
4/30/2027(b)(d) 500,000 518,950
Kendall Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.75%), 12.33%,
4/30/2027(b)(d) 250,000 254,000
Longleaf Pine Re Ltd.,
Series 1, (T-BILL 1MO
+ 17.50%), 22.08%,
5/25/2027(b)(d) 500,000 550,750
Marlon Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.58%,
6/7/2027(b)(d) 250,000 251,625

10 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Merna Reinsurance II
Ltd., Series CAT, (3
Month Treasury Bill
Rate + 3.85%), 8.43%,
4/7/2025(b)(d) 500,000 504,600
Merna Reinsurance II
Ltd., Series 3, (3 Month
Treasury Bill Rate
+ 7.53%), 12.11%,
7/7/2025(b)(d) 500,000 521,800
Merna Reinsurance II Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 12.33%,
7/7/2026(b)(d) 250,000 262,500
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.83%,
7/7/2027(b)(d) 250,000 264,750
Merna Reinsurance II Ltd.
Series B, (3 Month
Treasury Bill Rate +
10.25%), 14.83%,
7/7/2026(b)(d) 250,000 264,975
Series B, (3 Month
Treasury Bill Rate
+ 8.75%), 13.33%,
7/7/2027(b)(d) 250,000 261,275
Merna Reinsurance II
Ltd., Series C, (3 Month
Treasury Bill Rate
+ 8.50%), 13.08%,
7/7/2027(b)(d) 500,000 525,550
MetroCat Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.75%), 5.75%,
5/8/2026(b)(d) 750,000 768,975
Purple Re Ltd.
Series A, (T-BILL 1MO
+ 10.50%), 15.08%,
6/5/2026(b)(d) 250,000 264,250
Series A, (T-BILL 1MO
+ 9.00%), 13.58%,
6/7/2027(b)(d) 500,000 517,600
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.52%), 10.10%,
6/8/2026(b)(d) 500,000 513,800
Sutter Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 6.75%), 11.33%,
6/19/2026(b)(d) 250,000 258,775
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.53%),
17.11%, 2/27/2026(b)(d) 250,000 266,175
Torrey Pines Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 5.22%), 9.79%,
6/5/2026(b)(d) 250,000 257,675
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (T-BILL 1MO
+ 6.00%), 10.58%,
6/7/2027(b)(d) 250,000 260,400
Torrey Pines Re Ltd.,
Series B, (T-BILL 1MO
+ 7.25%), 11.83%,
6/7/2027(b)(d) 250,000 258,250
12,858,425
Metals & Mining 0.1%
Galileo Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 7.00%), 11.58%,
1/8/2026(b)(d) 250,000 255,150
Galileo Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.58%,
1/7/2028(b)(d) 500,000 516,050
771,200
34,464,200
BRAZIL 0.4%
Electric Utilities 0.1%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b)(e) 995,000 590,035
Food Products 0.2%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 1,024,097
Oil, Gas & Consumable Fuels 0.1%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,010,658 856,262
2,470,394
CAMEROON 0.1%
Oil, Gas & Consumable Fuels 0.1%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 348,619
CANADA 2.9%
Banks 0.9%
Canadian Imperial Bank
of Commerce, (SOFR
+ 1.34%), 4.63%,
9/11/2030(d) 3,410,000 3,356,710
Federation des Caisses
Desjardins du Quebec
5.70%, 3/14/2028(b) 705,000 720,074
5.25%, 4/26/2029(b) 1,730,000 1,745,368
5,822,152
Commercial Services & Supplies 1.4%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b) 1,500,000 1,520,621
6.32%, 12/4/2028(b) 1,605,000 1,678,143

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Commercial Services & Supplies
Garda World Security
Corp., 8.38%,
11/15/2032(b) 5,820,000 5,819,519
9,018,283
Multi-Utilities 0.1%
Algonquin Power & Utilities
Corp.
5.37%, 6/15/2026(c) 290,000 291,618
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d) 705,000 660,182
951,800
Oil, Gas & Consumable Fuels 0.5%
Enbridge, Inc.
5.63%, 4/5/2034(f) 730,000 742,333
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d) 490,000 506,134
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d) 490,000 503,082
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d)(f) 928,000 1,031,046
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(b)(d)(f) 805,000 836,023
3,618,618
19,410,853
CAYMAN ISLANDS 0.7%
Consumer Finance 0.4%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b)
(f) 2,465,000 2,547,174
Financial Services 0.0%
†
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 9.35%,
6/1/2026(b)(d) 250,000 254,975
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS
Insurance 0.3%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 8.13%), 12.71%,
12/6/2024(b)(d) 250,000 249,250
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 6.05%), 10.63%,
12/6/2025(b)(d) 500,000 492,600
Vitality Re XII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 7.33%,
1/7/2025(b)(d) 250,000 249,700
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 6.58%,
1/6/2026(b)(d) 250,000 248,650
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 7.33%,
1/6/2026(b)(d) 300,000 297,390
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 8.08%,
1/5/2027(b)(d) 500,000 506,850
2,044,440
4,846,589
CHILE 0.3%
Passenger Airlines 0.2%
Latam Airlines Group SA,
7.88%, 4/15/2030(b) 1,450,000 1,451,813
Wireless Telecommunication Services 0.1%
Kenbourne Invest SA,
6.88%, 11/26/2024(b)(e) 510,000 309,810
1,761,623
COLOMBIA 0.7%
Passenger Airlines 0.7%
ABRA Global Finance,
6.00%, 10/22/2029(b)(g) 4,615,000 4,662,432
DENMARK 0.3%
Banks 0.3%
Danske Bank A/S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 5.43%,
3/1/2028(b)(d) 1,770,000 1,791,862
FINLAND 0.2%
Banks 0.2%
Nordea Bank Abp ,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(h) 1,840,000 1,592,086

12 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 1.0%
Banks 0.9%
BNP Paribas SA
(SOFR + 1.52%),
5.18%, 1/9/2030(b)(d) 2,055,000 2,065,454
(SOFR + 1.59%),
5.50%, 5/20/2030(b)(d) 740,000 750,425
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(d)(h) 682,000 688,150
BPCE SA, (SOFR
+ 1.85%), 5.94%,
5/30/2035(b)(d) 1,375,000 1,398,960
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d) 1,400,000 1,409,751
6,312,740
Diversified Telecommunication Services 0.1%
Altice France SA, 5.13%,
7/15/2029(b) 930,000 695,596
7,008,336
GERMANY 0.8%
Automobiles 0.2%
Mercedes-Benz Finance
North America LLC,
5.05%, 8/3/2033(b) 1,610,000 1,601,661
Insurance 0.6%
Allianz SE, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(d) 3,600,000 3,625,020
5,226,681
GHANA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Tullow Oil plc, 10.25%,
5/15/2026(b) 654,000 598,178
HONG KONG 0.1%
Financial Services 0.1%
Black Kite Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.82%), 11.40%,
6/9/2025(b)(d) 500,000 513,700
IRELAND 0.6%
Consumer Finance 0.4%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 479,190
Avolon Holdings Funding
Ltd., 6.38%, 5/4/2028(b) 2,025,000 2,092,183
2,571,373
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND
Financial Services 0.2%
Atlas Capital DAC, Series
A, (SOFR + 7.72%),
12.56%, 6/5/2026(b)(d) 250,000 255,675
Atlas Capital DAC, Series
2024, (SOFR + 12.50%),
17.37%, 6/8/2027(b)(d) 500,000 557,250
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 12.09%,
12/8/2025(b)(d) 750,000 771,375
1,584,300
4,155,673
ITALY 1.0%
Banks 0.7%
Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(d) 760,000 863,514
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.90%), 7.78%,
6/20/2054(b)(d) 1,435,000 1,579,268
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d) 2,260,000 2,251,884
4,694,666
Electric Utilities 0.3%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,892,650
6,587,316
JAPAN 1.0%
Banks 0.6%
Mitsubishi UFJ Financial
Group, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year +
1.00%), 5.43%,
4/17/2035(d) 2,280,000 2,317,608
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.30%), 5.58%,
5/26/2035(d) 1,010,000 1,034,275
3,351,883
Beverages 0.2%
Suntory Holdings Ltd.,
5.12%, 6/11/2029(b)(f) 1,430,000 1,448,171

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Capital Markets 0.2%
Nomura Holdings, Inc.,
5.78%, 7/3/2034(f) 1,335,000 1,360,728
6,160,782
LUXEMBOURG 0.3%
Hotels, Restaurants & Leisure 0.2%
Cruise Yacht Upper
HoldCo Ltd., 11.88%,
7/5/2028 1,200,000 1,229,767
IT Services 0.1%
ION Trading Technologies
Sarl , 9.50%,
5/30/2029(b)(f) 490,000 497,948
1,727,715
MEXICO 1.6%
Diversified Telecommunication Services 0.3%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 2,915,000 1,631,938
Energy Equipment & Services 0.1%
Borr IHC Ltd.
10.00%, 11/15/2028(b)
(f) 370,915 379,303
10.38%, 11/15/2030(b)
(f) 268,325 276,911
656,214
Oil, Gas & Consumable Fuels 0.1%
Petroleos Mexicanos ,
6.70%, 2/16/2032 1,076,000 956,825
Passenger Airlines 1.1%
Grupo Aeromexico SAB
de CV
8.50%, 3/17/2027(b) 2,710,000 2,825,785
8.25%, 11/15/2029(b) 1,275,000 1,271,812
8.63%, 11/15/2031(b) 2,760,000 2,752,410
6,850,007
10,094,984
NETHERLANDS 1.3%
Banks 1.3%
Cooperatieve Rabobank
UA, 4.49%, 10/17/2029 5,105,000 5,039,512
ING Groep NV, (SOFR
+ 1.44%), 5.34%,
3/19/2030(d) 1,310,000 1,326,594
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(h) 2,160,000 1,751,791
8,117,897
Corporate Bonds
Principal
Amount ($) Value ($)
NORWAY 2.4%
Banks 1.3%
DNB Bank ASA, (SOFR
+ 1.05%), 4.85%,
11/5/2030(b)(d) 8,340,000 8,315,772
Oil, Gas & Consumable Fuels 1.1%
Aker BP ASA
6.00%, 6/13/2033(b)(f) 1,235,000 1,261,545
5.13%, 10/1/2034(b) 5,720,000 5,474,597
6,736,142
15,051,914
SINGAPORE 0.1%
Insurance 0.1%
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.93%,
4/4/2029(b)(d) 750,000 749,700
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American Capital
plc, 6.00%, 4/5/2054(b) 1,015,000 1,044,973
SPAIN 1.5%
Banks 1.5%
Banco Santander SA,
5.44%, 7/15/2031 6,200,000 6,300,651
CaixaBank SA
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d) 1,015,000 1,097,352
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d) 540,000 553,798
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(h) EUR 2,000,000 1,938,914
9,890,715
SWITZERLAND 0.8%
Capital Markets 0.8%
UBS Group AG
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d) 1,110,000 1,156,014
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 389,754
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d) 1,310,000 1,341,659
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(h) 1,500,000 1,572,569

14 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(d)(h) 365,000 422,594
4,882,590
UNITED KINGDOM 1.9%
Banks 1.0%
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d) 1,355,000 1,401,356
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(f)(h) 925,000 991,196
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.15%), 5.01%,
10/15/2030(b)(d) 1,590,000 1,571,131
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,082,346
6,046,029
Financial Services 0.5%
Nationwide Building
Society, 5.13%,
7/29/2029(b) 3,405,000 3,427,664
Sussex Capital UK Pcc
Ltd., (3 Month Treasury
Bill Rate + 8.36%),
12.94%, 1/8/2025(b)(d) 250,000 251,250
3,678,914
Health Care Equipment & Supplies 0.2%
Smith & Nephew plc,
5.40%, 3/20/2034 1,040,000 1,045,042
Wireless Telecommunication Services 0.2%
Connect Finco SARL,
9.00%, 9/15/2029(b) 1,580,000 1,500,760
12,270,745
UNITED STATES 31.5%
Aerospace & Defense 0.9%
Boeing Co. (The)
6.86%, 5/1/2054(b) 4,780,000 5,125,246
7.01%, 5/1/2064(b) 620,000 667,365
5,792,611
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles 0.8%
Ford Motor Co., 6.10%,
8/19/2032(f) 210,000 210,888
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 525,782
6.50%, 1/16/2029(b) 695,000 730,335
5.35%, 3/19/2029(b) 2,500,000 2,524,251
6.20%, 9/21/2030(b) 995,000 1,044,453
5,035,709
Banks 3.5%
Citigroup, Inc., (SOFR
+ 2.66%), 6.17%,
5/25/2034(d) 690,000 715,045
Citizens Financial Group,
Inc., (SOFR + 2.01%),
5.84%, 1/23/2030(d) 445,000 454,434
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,518,794
KeyCorp, (United States
SOFR Compounded
Index + 2.42%), 6.40%,
3/6/2035(d) 650,000 685,868
Regions Financial Corp.,
(SOFR + 2.06%),
5.50%, 9/6/2035(d) 1,780,000 1,763,858
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d) 5,160,000 5,268,625
Truist Financial Corp.
(SOFR + 2.45%),
7.16%, 10/30/2029(d) 95,000 101,840
(SOFR + 1.62%),
5.44%, 1/24/2030(d) 190,000 192,279
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,150,833
US Bancorp
(SOFR + 1.25%),
5.10%, 7/23/2030(d) 7,000,000 7,032,304
(SOFR + 2.11%), 4.97%,
7/22/2033(d)(f) 700,000 677,650
(SOFR + 2.09%),
5.85%, 10/21/2033(d)(f) 1,730,000 1,795,156
22,356,686
Capital Markets 1.0%
Jefferies Financial Group,
Inc., 6.20%, 4/14/2034 1,815,000 1,889,766
LPL Holdings, Inc., 5.70%,
5/20/2027(f) 990,000 1,005,061
Morgan Stanley
(SOFR + 1.45%),
5.17%, 1/16/2030(d) 275,000 277,377
(SOFR + 2.62%),
5.30%, 4/20/2037(d)(f) 1,690,000 1,657,593
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d) 740,000 753,673

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d) 1,110,000 1,126,077
6,709,547
Chemicals 0.3%
Celanese US Holdings
LLC, 6.70%,
11/15/2033(f) 2,000,000 2,126,264
Commercial Services & Supplies 0.1%
Brink's Co. (The), 6.50%,
6/15/2029(b) 280,000 285,614
Construction Materials 0.5%
Martin Marietta Materials,
Inc., 5.15%, 12/1/2034 3,510,000 3,484,238
Consumer Finance 3.7%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d) 640,000 667,979
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 462,510
(SOFR + 2.29%),
6.18%, 7/26/2035(d)(f) 1,455,000 1,452,246
American Honda Finance
Corp.
5.05%, 7/10/2031 3,065,000 3,075,949
4.85%, 10/23/2031 5,575,000 5,505,452
Capital One Financial
Corp.
(SOFR + 1.91%),
5.70%, 2/1/2030(d)(f) 320,000 326,257
(SOFR + 2.60%),
5.82%, 2/1/2034(d)(f) 275,000 278,721
(SOFR + 2.86%),
6.38%, 6/8/2034(d) 770,000 808,543
(SOFR + 1.99%),
5.88%, 7/26/2035(d)(f) 450,000 457,258
Ford Motor Credit Co. LLC
5.85%, 5/17/2027 1,215,000 1,226,526
7.35%, 3/6/2030 200,000 212,154
3.63%, 6/17/2031 1,500,000 1,303,351
6.05%, 11/5/2031 3,875,000 3,875,000
General Motors Financial
Co., Inc.
5.60%, 6/18/2031 1,300,000 1,309,921
6.40%, 1/9/2033 1,365,000 1,434,636
6.10%, 1/7/2034 1,455,000 1,494,856
23,891,359
Consumer Staples Distribution & Retail 0.3%
Kroger Co. (The)
5.50%, 9/15/2054 990,000 961,398
5.65%, 9/15/2064 990,000 962,027
1,923,425
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Containers & Packaging 0.2%
Sealed Air Corp., 6.50%,
7/15/2032(b)(f) 1,525,000 1,547,895
Diversified Consumer Services 0.1%
Champions Financing,
Inc., 8.75%,
2/15/2029(b)(f) 735,000 742,008
Diversified REITs 0.8%
Simon Property Group LP,
6.25%, 1/15/2034(f) 892,000 960,332
Uniti Group LP, 6.00%,
1/15/2030(b) 5,150,000 4,314,482
5,274,814
Diversified Telecommunication Services 0.2%
Windstream Services LLC,
8.25%, 10/1/2031(b) 1,610,000 1,630,128
Electric Utilities 0.4%
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 997,451
ITC Holdings Corp.,
5.65%, 5/9/2034(b) 1,010,000 1,033,232
Vistra Operations Co. LLC,
6.95%, 10/15/2033(b) 336,000 366,729
2,397,412
Electrical Equipment 0.1%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 627,707
Electronic Equipment, Instruments & Components 0.5%
CDW LLC, 5.55%,
8/22/2034(f) 1,490,000 1,482,461
Flex Ltd., 5.25%,
1/15/2032 1,040,000 1,030,771
Keysight Technologies,
Inc., 4.95%,
10/15/2034(f) 610,000 592,292
3,105,524
Energy Equipment & Services 0.4%
Archrock Partners LP,
6.63%, 9/1/2032(b) 790,000 793,572
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 120,000 123,468
Transocean, Inc., 8.75%,
2/15/2030(b) 301,750 312,661
USA Compression
Partners LP, 7.13%,
3/15/2029(b) 1,210,000 1,232,376
2,462,077
Financial Services 1.1%
Block, Inc., 6.50%,
5/15/2032(b) 1,770,000 1,801,444
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b) 1,395,000 1,428,647
9.13%, 5/15/2031(b)(f) 1,680,000 1,701,786

16 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services
Lightning Re, Series A, (3
Month Treasury Bill Rate
+ 11.00%), 15.58%,
3/31/2026(b)(d) 500,000 532,500
Voya Financial, Inc.,
5.00%, 9/20/2034(f) 1,130,000 1,090,098
6,554,475
Food Products 0.4%
Fiesta Purchaser, Inc.,
9.63%, 9/15/2032(b)(f) 1,510,000 1,578,331
JBS USA Holding Lux Sarl
5.75%, 4/1/2033 258,000 260,586
6.50%, 12/1/2052 705,000 724,931
2,563,848
Gas Utilities 0.2%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 1,064,325
Ground Transportation 0.2%
Uber Technologies, Inc.,
4.80%, 9/15/2034(f) 1,170,000 1,134,214
Health Care Providers & Services 0.7%
CVS Health Corp., 5.55%,
6/1/2031 1,860,000 1,874,089
Health Care Service Corp.,
5.20%, 6/15/2029(b) 355,000 359,054
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b)(f) 2,525,000 2,575,440
4,808,583
Health Care REITs 0.5%
MPT Operating
Partnership LP, 3.50%,
3/15/2031(f) 4,720,000 3,342,464
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.
6.00%, 5/1/2029(b)(f) 2,595,000 2,599,244
5.75%, 1/15/2030(b) EUR 1,530,000 1,771,935
Darden Restaurants, Inc.,
6.30%, 10/10/2033 2,610,000 2,754,718
Genting New York LLC,
7.25%, 10/1/2029(b) 3,280,000 3,329,118
Hilton Grand Vacations
Borrower Escrow LLC,
6.63%, 1/15/2032(b) 785,000 785,193
Las Vegas Sands Corp.,
6.00%, 8/15/2029 130,000 132,616
Marriott International, Inc.,
5.30%, 5/15/2034 1,119,000 1,118,393
12,491,217
Independent Power and Renewable Electricity Producers
0.3%
Lightning Power LLC,
7.25%, 8/15/2032(b)(f) 1,640,000 1,706,159
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Industrial REITs 0.1%
Americold Realty
Operating Partnership
LP, 5.41%, 9/12/2034(f) 775,000 755,831
Insurance 1.7%
3264 re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.00%), 11.58%,
7/8/2027(b)(d) 250,000 263,300
CNO Financial Group, Inc.,
6.45%, 6/15/2034(f) 2,640,000 2,719,065
Farmers Exchange Capital
III, 5.45%, 10/15/2054(b) 3,270,000 2,949,563
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(d) 1,300,000 1,317,588
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 0.00%), 4.58%,
12/23/2024(b)(d) 250,000 249,225
Series A, (T-BILL 1MO
+ 13.96%), 18.54%,
2/24/2026(b)(d) 250,000 271,225
Series A, (T-BILL 1MO
+ 10.00%), 14.58%,
7/8/2026(b)(d) 500,000 523,150
Gateway Re Ltd., Series
AA, (T-BILL 1MO
+ 5.50%), 10.08%,
7/8/2027(b)(d) 250,000 255,575
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 486,732
Logistics Re Ltd., Series A,
(T-BILL 1MO + 6.00%),
10.57%, 12/21/2027(b)
(d) 500,000 499,950
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 685,000 688,198
Residential Reinsurance
2023 Ltd., Series 5,
(3 Month Treasury Bill
Rate + 5.92%), 10.50%,
12/6/2027(b)(d) 250,000 258,975
Residential Reinsurance
2023 Ltd., Series 3,
(T-BILL 1MO + 8.42%),
13.00%, 12/6/2027(b)(d) 250,000 258,575
10,741,121
IT Services 0.6%
Acuris Finance US, Inc.,
9.00%, 8/1/2029(b) 3,905,000 3,827,681

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media 0.7%
Charter Communications
Operating LLC, 6.65%,
2/1/2034(f) 3,290,000 3,374,825
CSC Holdings LLC
11.75%, 1/31/2029(b) 500,000 487,770
4.63%, 12/1/2030(b) 800,000 402,306
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b)(e) 322,000 2,254
4,267,155
Metals & Mining 0.2%
Steel Dynamics, Inc.,
5.38%, 8/15/2034 1,435,000 1,445,254
Multi-Utilities 0.4%
DTE Energy Co., 5.10%,
3/1/2029 2,230,000 2,247,437
Office REITs 0.4%
COPT Defense Properties
LP, 2.90%, 12/1/2033(f) 1,850,000 1,499,819
Highwoods Realty LP
3.05%, 2/15/2030 834,000 732,816
2.60%, 2/1/2031 466,000 388,988
2,621,623
Oil, Gas & Consumable Fuels 4.4%
Columbia Pipelines
Holding Co. LLC, 5.10%,
10/1/2031(b) 1,315,000 1,285,744
Delek Logistics Partners
LP, 8.63%, 3/15/2029(b) 5,840,000 5,992,079
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,329,856
5.60%, 9/1/2034 1,005,000 1,012,443
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(h) 859,000 873,182
Enterprise Products
Operating LLC, 5.55%,
2/16/2055 1,590,000 1,578,270
Hilcorp Energy I LP
6.88%, 5/15/2034(b) 3,145,000 3,010,449
7.25%, 2/15/2035(b) 4,895,000 4,801,776
Phillips 66 Co., 5.25%,
6/15/2031 3,530,000 3,560,199
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b) 1,645,000 1,699,555
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b) 2,970,000 2,880,494
28,024,047
Passenger Airlines 0.1%
American Airlines, Inc.,
5.75%, 4/20/2029(b)(f) 190,000 188,145
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Pharmaceuticals 0.4%
Royalty Pharma plc,
5.40%, 9/2/2034 2,345,000 2,328,428
Tricida , Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
2,328,428
Real Estate Management & Development 0.5%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030(f) 3,590,000 3,211,193
Residential REITs 0.9%
Sun Communities
Operating LP
5.50%, 1/15/2029(f) 3,630,000 3,663,279
5.70%, 1/15/2033 1,330,000 1,336,470
UDR, Inc., 5.13%,
9/1/2034 485,000 474,541
5,474,290
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc., 5.05%,
7/12/2029 2,125,000 2,143,132
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,245,556
5.88%, 1/25/2034(b) 3,610,000 3,581,405
6.25%, 1/25/2035(b) 670,000 685,201
6.40%, 1/25/2038(b) 450,000 461,913
8,117,207
Software 0.5%
Roper Technologies, Inc.
4.75%, 2/15/2032 1,285,000 1,265,424
4.90%, 10/15/2034 2,100,000 2,051,543
3,316,967
Trading Companies & Distributors 0.2%
Ferguson Enterprises, Inc.,
5.00%, 10/3/2034 1,065,000 1,033,652
200,658,334
Total Corporate Bonds
(cost $365,212,732) 368,000,202
Mortgage-Backed Securities 16.4%
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
5.50%, 11/25/2054 22,500,000 22,286,228
6.00%, 11/25/2054 24,400,000 24,555,544
6.50%, 11/25/2054 12,000,000 12,247,280
5.50%, 12/25/2054 500,000 495,015
6.50%, 12/25/2054 24,000,000 24,491,746
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 12/25/2054 6,600,000 6,638,980
GNMA TBA
6.50%, 11/15/2054 7,000,000 7,111,497

18 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA (continued)
6.00%, 12/15/2054 7,000,000 7,040,496
Total Mortgage-Backed Securities
(cost $105,333,828) 104,866,786
Foreign Government Securities 0.9%
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054 (b) 1,665,000 1,614,034
UNITED ARAB EMIRATES 0.7%
Uae International
Government Bond,
4.86%, 7/2/2034 (b)(f) 4,335,000 4,366,459
Total Foreign Government Securities
(cost $5,963,604) 5,980,493
Supranational 0.1%
International Bank for
Reconstruction &
Development
(SOFR + 7.19%), ,
12.00%, 12/29/2027(b)
(d) 250,000 255,075
(SOFR + 4.22%), ,
9.03%, 4/24/2028(b)(d) 250,000 253,750
(SOFR + 12.22%), ,
17.05%, 4/24/2028(b)(d) 250,000 258,500
(SOFR + 13.72%), ,
18.55%, 4/24/2028(b)(d) 250,000 263,225
Total Supranational
(cost $990,808) 1,030,550
Common Stock 0.1%
Shares
MEXICO 0.1%
Passenger Airlines 0.1%
Grupo Aeromexico SAB de
CV *^∞ 21,107 421,940
Total Common Stock
(cost $345,000) 421,940
Warrants 0.0%
†
Number of
Warrants
SINGAPORE 0.0%
†
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026* 21,088 14,956
Total Warrants
(cost $0)
14,956
Loan Participations 2.1%
Principal
Amount ($) Value ($)
UNITED STATES 2.1%
Commercial Services & Supplies 0.2%
Amazon Holdco, Inc.,
First Lien Term Loan,
(CME Term SOFR 1
Month + 2.25%), 6.94%,
9/29/2031 (d) 1,050,000 1,049,212
Diversified Consumer Services 0.5%
Champions Financing,
Inc., First Lien Term
Loan, (CME Term SOFR
3 Month + 4.75%),
9.85%, 2/6/2029 (d) 3,391,500 3,290,603
Electric Utilities 0.3%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 2.75%), 7.45%,
9/30/2031 (d) 1,580,000 1,579,147
Health Care Equipment & Supplies 0.1%
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
3 Month + 3.25%),
7.84%, 5/30/2031 (d) 791,878 792,377
IT Services 0.3%
Fortress Intermediate
3, Inc. First Lien Term
Loan, (CME Term SOFR
1 Month + 3.75%),
8.44%, 6/27/2031 (d) 2,189,000 2,184,447
Media 0.2%
Directv Financing LLC,
First Lien Term Loan
B, (CME Term SOFR
3 Month + 5.25%),
10.10%, 8/2/2029 (d) 494,225 480,169
Radiate Holdco LLC,
First Lien Term Loan,
(CME Term SOFR 1
Month + 3.25%), 8.05%,
9/25/2026 (d) 812,038 711,142
1,191,311
0
Wireless Telecommunication Services 0.5%
Zegona Holdco Ltd.,
First Lien Term Loan
B, (CME Term SOFR 6
Month + 4.25%), 9.40%,
7/10/2029 (d) 3,131,000 3,127,086
Total Loan Participations
(cost $13,323,503)
13,214,183

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 19
Short-Term Investment 2.8%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 2.8%
U.S. Treasury Bills,0.00%
11/5/2024 18,000,000 17,990,605
Total Short-Term Investment
(cost $17,990,485)
17,990,605
Repurchase Agreements 2.7%
CF Secured, LLC 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase
price $4,946,444,
collateralized by U.S.
Government Treasury
Securities, ranging
from 0.00% - 6.88%,
maturing 11/15/2024 -
11/15/2050; total market
value $5,045,374. ( i )(j) 4,945,774 4,945,774
Santander US Capital
Markets 4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $2,000,270,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$2,040,275. ( i )(j) 2,000,000 2,000,000
Societe Generale 4.85%,
dated 10/31/2024, due
11/1/2024, repurchase
price $10,001,348,
collateralized by U.S.
Government Treasury
Securities, ranging
from 4.00% - 4.25%,
maturing 11/15/2040 -
11/15/2042; total market
value $10,200,006. ( i )(j) 10,000,000 10,000,000
Total Repurchase
Agreements
(cost $16,945,774)
16,945,774
Total Investments
(cost $748,974,978) — 117.6% 753,194,686
Liabilities in excess of other assets
— (17.6)% (112,828,519)
NET ASSETS — 100.0%
$ 640,366,167
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note – for further information. The interest
rate shown was the current rate as of October 31, 2024.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2024 was $436,588,224 which
represents 68.18% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of October 31, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2024.
(e) Security in default.
(f) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan
as of October 31, 2024 was $39,437,750, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $16,945,774 and by
$23,996,328 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 11/15/2024 –
5/15/2054, a total value of $40,942,102.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2024. The maturity date reflects the next call date.
( i ) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2024 was
$16,945,774.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.

20 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - October 31, 2024 - Statement of Investments - 21
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.41 USD 462,712 (7,904,218) (474,419) (8,378,637)
Markit CDX North
American High
Yield Index Series
43-V1 5.00 Quarterly 12/20/2029 3.34 USD 111,200,000 (9,627) (2,519) (12,146)
(7,913,845) (476,938) (8,390,783)
As of October 31, 2024, the Fund had $5,456,396 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 242,955 MXN 4,750,841 HSBC Bank, N.A. 12/20/2024 7,447
Total unrealized appreciation 7,447
USD 4,217,799 EUR 3,881,869 HSBC Bank, N.A. 11/18/2024 (7,278)
Total unrealized depreciation (7,278)
Net unrealized appreciation 169
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

22 - Statement of Investments - October 31, 2024 - Nationwide Amundi Strategic Income Fund
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro- Bobl (7) 12/2024 EUR (899,624) 4,626
Euro-Bund (23) 12/2024 EUR (3,297,405) 31,142
U.S. Treasury 2 Year Note (28) 12/2024 USD (5,766,469) 803
U.S. Treasury 5 Year Note (843) 12/2024 USD (90,398,578) 1,338,102
U.S. Treasury 10 Year Note (246) 12/2024 USD (27,175,313) 819,013
U.S. Treasury 10 Year Ultra Note (944) 12/2024 USD (107,380,000) 3,865,069
U.S. Treasury Long Bond (35) 12/2024 USD (4,128,906) 121,105
U.S. Treasury Ultra Bond (144) 12/2024 USD (18,090,000) 1,036,416
Net contracts 7,216,276
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard International Equities Fund - October 31, 2024 - Statement of Investments - 23
Common Stocks 98 .4%
Shares Value ($)
AUSTRALIA 3 .7%
Banks 0 .6%
National Australia Bank Ltd. 45,000 1,138,128
Broadline Retail 0 .7%
Wesfarmers Ltd. 32,000 1,412,124
Capital Markets 0 .4%
Macquarie Group Ltd. 5,000 754,626
Consumer Staples Distribution & Retail 0 .4%
Woolworths Group Ltd. 40,000 785,774
Metals & Mining 1 .6%
BHP Group Ltd. 40,000 1,111,472
Glencore plc 220,000 1,146,417
Rio Tinto plc 15,000 970,429
3,228,318
7,318,970
BRAZIL 0 .3%
Banks 0 .3%
Banco do Brasil SA 120,000 546,558
CHINA 2 .9%
Automobiles 0 .4%
BYD Co. Ltd., Class H 20,000 726,569
Banks 0 .5%
BOC Hong Kong Holdings Ltd. 275,000 898,387
Broadline Retail 0 .8%
Alibaba Group Holding Ltd., ADR 10,000 979,800
PDD Holdings, Inc., ADR *(a) 7,000 844,130
1,823,930
Hotels, Restaurants & Leisure 0 .5%
Meituan, Class B Reg. S *(b) 40,000 944,822
Interactive Media & Services 0 .7%
Tencent Holdings Ltd. 25,000 1,300,695
5,694,403
DENMARK 2 .7%
Banks 0 .3%
Danske Bank A/S 23,000 678,635
Building Products 0 .4%
ROCKWOOL A/S, Class B 2,000 862,475
Marine Transportation 0 .5%
AP Moller - Maersk A/S, Class B 600 945,031
Pharmaceuticals 1 .5%
Novo Nordisk A/S, Class B 25,000 2,795,343
5,281,484
FRANCE 7 .8%
Aerospace & Defense 0 .3%
Airbus SE 4,500 685,751
Banks 0 .4%
BNP Paribas SA 12,000 819,758
Building Products 0 .7%
Cie de Saint-Gobain SA 16,000 1,452,006
Chemicals 0 .9%
Air Liquide SA 10,000 1,791,951
Electrical Equipment 0 .4%
Legrand SA 7,000 784,248
Common Stocks
Shares Value ($)
FRANCE
Food Products 0 .7%
Danone SA 20,000 1,428,989
Insurance 0 .5%
AXA SA 25,000 937,265
IT Services 0 .3%
Capgemini SE 3,000 517,181
Media 0 .4%
Publicis Groupe SA 8,000 853,025
Multi-Utilities 0 .5%
Engie SA 55,000 921,493
Oil, Gas & Consumable Fuels 1 .2%
TotalEnergies SE 40,000 2,501,939
Personal Care Products 0 .5%
L'Oreal SA 2,500 941,454
Textiles, Apparel & Luxury Goods 1 .0%
Hermes International SCA 250 567,603
LVMH Moet Hennessy Louis
Vuitton SE 2,000 1,327,063
1,894,666
15,529,726
GERMANY 9 .8%
Air Freight & Logistics 0 .4%
Deutsche Post AG 20,000 803,409
Capital Markets 0 .4%
Deutsche Boerse AG 3,500 813,749
Construction Materials 0 .7%
Heidelberg Materials AG 12,000 1,320,832
Diversified Telecommunication Services 1 .1%
Deutsche Telekom AG
(Registered) 75,000 2,271,077
Household Products 0 .4%
Henkel AG & Co. KGaA
(Preference) 10,000 865,645
Industrial Conglomerates 1 .0%
Siemens AG (Registered) 10,000 1,941,171
Insurance 1 .9%
Allianz SE (Registered) 2,500 787,384
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,300 2,715,457
3,502,841
Multi-Utilities 0 .7%
E.ON SE 110,000 1,485,695
Personal Care Products 0 .3%
Beiersdorf AG 5,000 674,750
Pharmaceuticals 0 .3%
Merck KGaA 4,000 661,450
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG (a) 20,000 631,575
Software 1 .6%
SAP SE 13,000 3,038,505

24 - Statement of Investments - October 31, 2024 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0 .7%
adidas AG 6,000 1,430,455
19,441,154
HONG KONG 0 .8%
Food Products 0 .3%
WH Group Ltd. Reg. S (b) 750,000 580,985
Insurance 0 .5%
AIA Group Ltd. 120,000 954,864
1,535,849
IRELAND 0 .5%
Food Products 0 .5%
Kerry Group plc, Class A 10,000 995,530
ISRAEL 0 .5%
Software 0 .5%
Check Point Software
Technologies Ltd. * 6,000 1,039,260
ITALY 5 .5%
Automobiles 0 .8%
Ferrari NV 3,400 1,625,399
Banks 2 .0%
Intesa Sanpaolo SpA 400,000 1,714,715
UniCredit SpA 50,000 2,215,155
3,929,870
Electric Utilities 0 .9%
Enel SpA 235,000 1,782,414
Electrical Equipment 1 .2%
Prysmian SpA 35,000 2,477,817
Insurance 0 .6%
Generali 40,000 1,112,303
10,927,803
JAPAN 21 .4%
Automobile Components 0 .4%
Sumitomo Electric Industries Ltd. 50,000 768,816
Automobiles 1 .6%
Honda Motor Co. Ltd. 75,000 752,407
Mazda Motor Corp. 100,000 708,819
Suzuki Motor Corp. 60,000 591,697
Toyota Motor Corp. 60,000 1,034,273
3,087,196
Banks 1 .4%
Mitsubishi UFJ Financial Group,
Inc. 110,000 1,148,354
Sumitomo Mitsui Financial Group,
Inc. 39,000 823,363
Sumitomo Mitsui Trust Group, Inc. 40,000 882,417
2,854,134
Beverages 0 .9%
Asahi Group Holdings Ltd. 75,000 900,189
Kirin Holdings Co. Ltd. 65,000 954,536
1,854,725
Chemicals 0 .5%
Mitsubishi Chemical Group Corp. 100,000 536,580
Shin-Etsu Chemical Co. Ltd. 14,700 544,095
1,080,675
Consumer Staples Distribution & Retail 0 .4%
Seven & i Holdings Co. Ltd. 50,000 716,278
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities 0 .5%
Kansai Electric Power Co., Inc.
(The) 60,000 956,532
Electrical Equipment 0 .7%
Mitsubishi Electric Corp. 50,000 768,471
Nidec Corp. 30,000 595,966
1,364,437
Electronic Equipment, Instruments & Components 0 .3%
Murata Manufacturing Co. Ltd. 32,000 556,830
Entertainment 0 .4%
Nintendo Co. Ltd. 15,000 794,037
Financial Services 0 .5%
ORIX Corp. 50,000 1,050,066
Health Care Equipment & Supplies 0 .8%
Hoya Corp. 6,500 866,287
Olympus Corp. 45,000 791,554
1,657,841
Household Durables 1 .4%
Panasonic Holdings Corp. 100,000 801,297
Sekisui Chemical Co. Ltd. 40,000 563,293
Sony Group Corp. 75,000 1,318,523
2,683,113
Industrial Conglomerates 1 .0%
Hitachi Ltd. 75,000 1,887,615
Insurance 0 .7%
Dai-ichi Life Holdings, Inc. 20,000 498,079
Sompo Holdings, Inc. 40,000 855,244
1,353,323
IT Services 1 .1%
Fujitsu Ltd. 50,000 918,840
NEC Corp. 16,000 1,358,564
2,277,404
Machinery 0 .9%
Komatsu Ltd. 45,000 1,164,529
Kubota Corp. 55,000 701,359
1,865,888
Media 0 .5%
Dentsu Group, Inc. (a) 30,000 920,725
Metals & Mining 0 .4%
Nippon Steel Corp. 37,000 737,912
Personal Care Products 0 .4%
Kao Corp. 16,000 708,421
Pharmaceuticals 1 .2%
Astellas Pharma, Inc. 70,000 820,109
Shionogi & Co. Ltd. 45,000 641,872
Takeda Pharmaceutical Co. Ltd. 35,000 974,950
2,436,931
Professional Services 0 .7%
Recruit Holdings Co. Ltd. 22,000 1,349,082
Real Estate Management & Development 0 .4%
Daito Trust Construction Co. Ltd. 8,000 883,351
Semiconductors & Semiconductor Equipment 1 .3%
Advantest Corp. 12,100 696,967
Renesas Electronics Corp. 75,000 1,006,448
Tokyo Electron Ltd. 6,000 892,106
2,595,521
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 2,500 801,061

Nationwide Bailard International Equities Fund - October 31, 2024 - Statement of Investments - 25
Common Stocks
Shares Value ($)
JAPAN
Technology Hardware, Storage & Peripherals 0 .7%
Canon, Inc. (a) 40,000 1,297,898
Trading Companies & Distributors 1 .2%
Mitsubishi Corp. 30,000 547,312
Mitsui & Co. Ltd. 47,000 952,364
Sumitomo Corp. 42,000 876,097
2,375,773
Wireless Telecommunication Services 0 .7%
KDDI Corp. 21,500 671,808
SoftBank Corp. 600,000 756,522
1,428,330
42,343,915
NETHERLANDS 3 .6%
Banks 0 .3%
ING Groep NV 35,000 594,115
Consumer Staples Distribution & Retail 0 .3%
Koninklijke Ahold Delhaize NV 20,000 659,908
Entertainment 0 .4%
Universal Music Group NV (a) 30,000 754,741
Professional Services 0 .9%
Wolters Kluwer NV 11,000 1,853,917
Semiconductors & Semiconductor Equipment 1 .7%
ASML Holding NV (Registered),
ADR 5,000 3,362,750
7,225,431
NORWAY 0 .3%
Food Products 0 .3%
Orkla ASA 75,000 692,908
SINGAPORE 2 .7%
Banks 1 .6%
DBS Group Holdings Ltd. 60,000 1,726,752
United Overseas Bank Ltd. 55,000 1,324,525
3,051,277
Capital Markets 0 .4%
Singapore Exchange Ltd. 100,000 857,818
Entertainment 0 .7%
Sea Ltd., ADR * 15,000 1,410,750
5,319,845
SOUTH KOREA 1 .4%
Automobiles 0 .7%
Kia Corp. 20,000 1,320,115
Banks 0 .3%
KB Financial Group, Inc. 10,000 648,703
Technology Hardware, Storage & Peripherals 0 .4%
Samsung Electronics Co. Ltd. 20,000 845,308
2,814,126
SPAIN 4 .6%
Banks 1 .3%
Banco Bilbao Vizcaya Argentaria
SA 175,000 1,742,970
CaixaBank SA 180,000 1,095,354
2,838,324
Construction & Engineering 0 .5%
ACS Actividades de Construccion
y Servicios SA 22,091 1,057,446
Common Stocks
Shares Value ($)
SPAIN
Diversified Telecommunication Services 0 .6%
Telefonica SA (a) 250,000 1,172,591
Electric Utilities 0 .7%
Iberdrola SA 88,063 1,306,053
Specialty Retail 0 .9%
Industria de Diseno Textil SA (a) 30,000 1,709,508
Transportation Infrastructure 0 .6%
Aena SME SA Reg. S (b) 5,000 1,104,474
9,188,396
SWEDEN 4 .5%
Banks 0 .5%
Skandinaviska Enskilda Banken
AB, Class A 75,000 1,059,771
Commercial Services & Supplies 0 .6%
Securitas AB, Class B (a) 100,000 1,173,007
Communications Equipment 0 .6%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,248,143
Diversified Telecommunication Services 0 .5%
Telia Co. AB (a) 350,000 1,016,645
Financial Services 0 .6%
Investor AB, Class B 40,000 1,132,490
Machinery 1 .3%
Atlas Copco AB, Class B 100,000 1,461,523
Volvo AB, Class B 45,000 1,168,133
2,629,656
Specialty Retail 0 .4%
H & M Hennes & Mauritz AB,
Class B (a) 50,000 740,656
9,000,368
SWITZERLAND 2 .2%
Capital Markets 0 .6%
UBS Group AG (Registered) 40,000 1,234,824
Insurance 0 .4%
Zurich Insurance Group AG 1,500 889,468
Pharmaceuticals 1 .2%
Novartis AG (Registered) 20,000 2,170,058
4,294,350
TAIWAN 1 .3%
Semiconductors & Semiconductor Equipment 1 .3%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 2,667,560
UNITED KINGDOM 13 .2%
Aerospace & Defense 0 .9%
BAE Systems plc 50,000 806,275
Rolls-Royce Holdings plc * 150,000 1,041,162
1,847,437
Banks 2 .1%
Barclays plc 500,000 1,532,858
HSBC Holdings plc 160,000 1,461,041
NatWest Group plc 230,000 1,088,228
4,082,127
Beverages 1 .0%
Coca-Cola Europacific Partners
plc 10,000 760,000

26 - Statement of Investments - October 31, 2024 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Beverages
Diageo plc 42,000 1,309,549
2,069,549
Broadline Retail 0 .5%
Next plc 8,000 1,014,301
Capital Markets 1 .0%
3i Group plc 50,000 2,046,620
Diversified Consumer Services 0 .6%
Pearson plc 75,000 1,100,156
Food Products 0 .3%
Associated British Foods plc 22,000 630,347
Hotels, Restaurants & Leisure 0 .6%
InterContinental Hotels Group plc 10,000 1,101,284
Household Products 0 .4%
Reckitt Benckiser Group plc 14,000 845,546
Insurance 0 .3%
Aviva plc 100,000 584,586
Personal Care Products 1 .4%
Unilever plc 45,000 2,754,115
Pharmaceuticals 1 .8%
AstraZeneca plc, ADR 50,000 3,557,500
Professional Services 1 .4%
Intertek Group plc 17,000 1,025,833
RELX plc 37,500 1,723,578
2,749,411
Trading Companies & Distributors 0 .4%
Bunzl plc 20,000 883,360
Wireless Telecommunication Services 0 .5%
Vodafone Group plc, ADR 100,000 927,000
26,193,339
UNITED STATES 8 .7%
Construction Materials 0 .7%
Holcim AG 15,000 1,479,510
Electrical Equipment 1 .4%
Schneider Electric SE 11,000 2,845,755
Food Products 1 .3%
Nestle SA (Registered) 27,000 2,553,132
Oil, Gas & Consumable Fuels 1 .9%
BP plc 400,000 1,944,145
Shell plc 52,000 1,729,788
3,673,933
Pharmaceuticals 2 .8%
GSK plc 90,000 1,644,193
Roche Holding AG 7,000 2,174,018
Sanofi SA 17,000 1,793,668
5,611,879
Trading Companies & Distributors 0 .6%
Ferguson Enterprises, Inc. 6,000 1,183,133
17,347,342
Total Common Stocks
(cost $150,955,498) 195,398,317
Repurchase Agreement 0 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$1,808,746, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050; total
market value $1,844,921.(c)
(d) 1,808,500 1,808,500
Total Repurchase Agreement
(cost $1,808,500) 1,808,500
Total Investments
(cost $152,763,998) — 99.3% 197,206,817
Other assets in excess of liabilities — 0.7% 1,308,718
NET ASSETS — 100.0%
$198,515,535
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan
as of October 31, 2024 was $7,173,142, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,808,500 and by
$5,969,280 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 11/7/2024 –
5/15/2054, a total value of $7,777,780.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2024 was $2,630,281 which
represents 1.33% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2024 was
$1,808,500.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Bailard International Equities Fund - October 31, 2024 - Statement of Investments - 27
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - October 31, 2024 - Nationwide Global Sustainable Equity Fund
Common Stocks 98 .7%
Shares Value ($)
BRAZIL 1 .0%
Broadline Retail 1 .0%
MercadoLibre, Inc. * 1,078 2,196,080
CANADA 1 .3%
Ground Transportation 1 .3%
Canadian Pacific Kansas City Ltd. 36,457 2,813,022
CHINA 0 .0%
†
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
DENMARK 0 .6%
Biotechnology 0 .6%
Genmab A/S * 5,904 1,317,629
FRANCE 4 .3%
Automobile Components 0 .7%
Cie Generale des Etablissements
Michelin SCA 45,144 1,520,462
Food Products 1 .8%
Danone SA 55,305 3,951,512
Insurance 1 .8%
AXA SA 107,599 4,033,950
9,505,924
GERMANY 1 .1%
Machinery 1 .1%
Knorr-Bremse AG 30,579 2,514,985
IRELAND 1 .5%
Banks 1 .5%
Bank of Ireland Group plc (a) 370,451 3,390,613
ITALY 0 .9%
Electrical Equipment 0 .9%
Prysmian SpA 28,360 2,007,740
JAPAN 2 .8%
Electronic Equipment, Instruments & Components 1 .3%
Keyence Corp. 6,400 2,869,896
Household Durables 1 .5%
Sony Group Corp. 191,600 3,368,386
6,238,282
NETHERLANDS 2 .7%
Entertainment 1 .1%
Universal Music Group NV 92,483 2,326,691
Health Care Equipment & Supplies 1 .6%
Koninklijke Philips NV * 139,014 3,649,149
5,975,840
NORWAY 1 .3%
Oil, Gas & Consumable Fuels 1 .3%
Equinor ASA 115,248 2,761,985
UNITED KINGDOM 7 .8%
Capital Markets 2 .9%
London Stock Exchange Group plc 45,083 6,124,871
Electronic Equipment, Instruments & Components 0 .9%
Spectris plc 59,025 1,930,638
Personal Care Products 1 .5%
Unilever plc 53,448 3,268,287
Pharmaceuticals 1 .4%
AstraZeneca plc 22,382 3,182,092
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors 1 .1%
Ashtead Group plc 33,556 2,526,889
17,032,777
UNITED STATES 73 .4%
Automobile Components 0 .6%
Aptiv plc * 21,756 1,236,393
Automobiles 0 .7%
Rivian Automotive, Inc., Class A
*(a) 148,141 1,496,224
Biotechnology 1 .3%
Moderna, Inc. *(a) 22,897 1,244,681
Vertex Pharmaceuticals, Inc. * 3,386 1,611,668
2,856,349
Broadline Retail 3 .3%
Amazon.com, Inc. * 38,771 7,226,914
Building Products 0 .7%
Masco Corp. 19,858 1,586,853
Capital Markets 2 .3%
Ameriprise Financial, Inc. 9,888 5,045,846
Chemicals 3 .5%
CF Industries Holdings, Inc. 30,857 2,537,371
Ecolab, Inc. 10,270 2,523,647
Linde plc 5,906 2,694,022
7,755,040
Commercial Services & Supplies 1 .7%
Montrose Environmental Group,
Inc. * 76,753 2,023,977
MSA Safety, Inc. 10,277 1,705,468
3,729,445
Construction & Engineering 1 .4%
AECOM 28,674 3,062,383
Consumer Staples Distribution & Retail 1 .5%
Costco Wholesale Corp. 3,788 3,311,394
Electrical Equipment 2 .6%
GE Vernova, Inc. * 11,100 3,348,426
Regal Rexnord Corp. 13,818 2,301,250
5,649,676
Energy Equipment & Services 1 .3%
Schlumberger NV 68,575 2,747,800
Entertainment 3 .6%
Take-Two Interactive Software,
Inc. * 23,687 3,830,662
Walt Disney Co. (The) 42,323 4,071,472
7,902,134
Financial Services 6 .0%
Apollo Global Management, Inc.
(a) 28,809 4,127,177
Fidelity National Information
Services, Inc. 41,055 3,683,865
Visa, Inc., Class A (a) 18,555 5,378,168
13,189,210
Health Care Equipment & Supplies 1 .1%
Alcon AG 26,152 2,398,779
Health Care Providers & Services 2 .8%
UnitedHealth Group, Inc. 11,013 6,216,839
Hotels, Restaurants & Leisure 1 .1%
Starbucks Corp. 25,309 2,472,689

Nationwide Global Sustainable Equity Fund - October 31, 2024 - Statement of Investments - 29
Common Stocks
Shares Value ($)
UNITED STATES
Insurance 2 .7%
Marsh & McLennan Cos., Inc. 17,554 3,830,985
Progressive Corp. (The) 9,023 2,191,055
6,022,040
IT Services 1 .5%
MongoDB, Inc., Class A * 12,572 3,399,469
Leisure Products 0 .6%
Brunswick Corp. 15,791 1,259,174
Life Sciences Tools & Services 0 .9%
Bio-Rad Laboratories, Inc., Class
A * 5,599 2,005,506
Machinery 1 .3%
Ingersoll Rand, Inc. 29,634 2,844,864
Oil, Gas & Consumable Fuels 0 .9%
Devon Energy Corp. 51,318 1,984,980
Personal Care Products 1 .7%
Haleon plc 765,915 3,665,675
Pharmaceuticals 2 .9%
Eli Lilly & Co. 7,603 6,308,513
Semiconductors & Semiconductor Equipment 7 .5%
Advanced Micro Devices, Inc. * 11,387 1,640,524
Broadcom, Inc. 29,548 5,016,364
Intel Corp. 78,314 1,685,317
Lattice Semiconductor Corp. * 49,536 2,509,494
Micron Technology, Inc. 32,738 3,262,342
Universal Display Corp. 13,602 2,452,713
16,566,754
Software 13 .2%
Autodesk, Inc. * 8,176 2,320,349
Cadence Design Systems, Inc. * 14,009 3,868,165
Microsoft Corp. 25,878 10,515,526
Salesforce, Inc. 8,055 2,346,985
ServiceNow, Inc. * 6,355 5,929,152
Zscaler, Inc. * 22,360 4,042,464
29,022,641
Specialty Retail 1 .9%
TJX Cos., Inc. (The) 36,188 4,090,330
Technology Hardware, Storage & Peripherals 0 .9%
Western Digital Corp. * 29,986 1,958,386
Wireless Telecommunication Services 1 .9%
T-Mobile US, Inc. 19,099 4,262,133
161,274,433
Total Common Stocks
(cost $172,450,419) 217,029,310
Repurchase Agreements 1 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$1,626,933, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050; total
market value $1,659,472.(b)
(c) 1,626,712 1,626,712
Societe Generale, 4.85%,
dated 10/31/2024, due
11/1/2024, repurchase price
$2,000,270, collateralized by
U.S. Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042; total
market value $2,040,001.(b)
(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $3,626,712) 3,626,712
Total Investments
(cost $176,077,131) — 100.4% 220,656,022
Liabilities in excess of other assets — (0.4)% (900,676)
NET ASSETS — 100.0%
$219,755,346
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $6,866,323, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,626,712 and by $3,578,610 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2024 – 5/15/2054, a total value of
$7,205,322.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $3,626,712.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - October 31, 2024 - Nationwide International Small Cap Fund
Common Stocks 96 .0%
Shares Value ($)
AUSTRALIA 5 .6%
Chemicals 0 .1%
Nufarm Ltd. 169,798 426,575
Construction & Engineering 0 .3%
Ventia Services Group Pty. Ltd. 100,064 299,829
Worley Ltd. 61,703 563,131
862,960
Construction Materials 0 .1%
Brickworks Ltd. 16,326 290,160
Containers & Packaging 0 .3%
Orora Ltd. 633,095 1,002,201
Diversified REITs 1 .4%
Charter Hall Group 141,174 1,393,168
Stockland 885,099 2,988,754
4,381,922
Financial Services 0 .3%
Liberty Financial Group Ltd. Reg.
S 415,586 858,470
Metals & Mining 1 .9%
Bellevue Gold Ltd. *(a) 959,442 1,016,528
Evolution Mining Ltd. 328,217 1,124,163
Metals Acquisition Ltd. CRDI * 296,670 3,661,732
5,802,423
Oil, Gas & Consumable Fuels 0 .7%
Whitehaven Coal Ltd. 486,505 2,155,135
Software 0 .3%
SiteMinder Ltd. *(a) 194,714 839,638
Specialty Retail 0 .2%
Lovisa Holdings Ltd. 26,127 506,807
17,126,291
AUSTRIA 2 .9%
Banks 1 .8%
Addiko Bank AG 29,765 629,768
BAWAG Group AG Reg. S (b) 65,131 5,034,494
5,664,262
Construction Materials 0 .2%
Wienerberger AG 17,479 525,110
Machinery 0 .9%
ANDRITZ AG 45,668 2,750,981
8,940,353
BELGIUM 0 .8%
Banks 0 .8%
KBC Ancora 45,943 2,320,315
BRAZIL 1 .1%
Health Care Providers & Services 0 .2%
Hapvida Participacoes e
Investimentos S/A Reg. S *(b) 1,172,959 714,217
Software 0 .9%
TOTVS SA 510,100 2,633,047
3,347,264
CANADA 1 .9%
Metals & Mining 0 .4%
Faraday Copper Corp. * 1,717,751 1,110,336
Oil, Gas & Consumable Fuels 0 .9%
Advantage Energy Ltd. *(a) 134,723 842,775
NuVista Energy Ltd. *(a) 84,217 676,228
Parex Resources, Inc. (a) 53,279 494,773
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels
Peyto Exploration & Development
Corp. (a) 61,671 672,364
Topaz Energy Corp. (a) 14,283 273,996
2,960,136
Software 0 .6%
Lightspeed Commerce, Inc. *(a) 122,117 1,846,409
5,916,881
CHILE 0 .5%
Metals & Mining 0 .5%
Lundin Mining Corp. (a) 159,234 1,548,482
CHINA 2 .5%
Automobile Components 0 .3%
Minth Group Ltd. * 446,099 814,543
Biotechnology 0 .5%
Zai Lab Ltd., ADR *(a) 51,277 1,549,591
Gas Utilities 0 .6%
Beijing Enterprises Holdings Ltd. 94,000 307,644
ENN Energy Holdings Ltd. 202,300 1,430,054
1,737,698
Health Care Equipment & Supplies 0 .3%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 1,540,016 959,156
Interactive Media & Services 0 .2%
Kanzhun Ltd., ADR 35,687 519,246
Trading Companies & Distributors 0 .6%
BOC Aviation Ltd. Reg. S (b) 267,400 2,074,584
7,654,818
CYPRUS 0 .2%
Banks 0 .2%
Bank of Cyprus Holdings plc * 141,310 650,193
DENMARK 1 .7%
Beverages 0 .6%
Royal Unibrew A/S 24,083 1,801,086
Biotechnology 0 .6%
Ascendis Pharma A/S, ADR * 5,541 680,546
Zealand Pharma A/S, Class A * 10,545 1,216,929
1,897,475
Marine Transportation 0 .5%
Dfds A/S 65,758 1,495,626
5,194,187
FINLAND 0 .6%
Automobile Components 0 .1%
Nokian Renkaat OYJ (a) 26,478 219,677
Chemicals 0 .5%
Kemira OYJ 78,841 1,674,875
1,894,552
FRANCE 3 .9%
Automobile Components 0 .2%
Valeo SE 76,455 736,050
Construction Materials 0 .2%
Imerys SA 6,968 226,017
Vicat SACA 9,633 355,838
581,855

Nationwide International Small Cap Fund - October 31, 2024 - Statement of Investments - 31
Common Stocks
Shares Value ($)
FRANCE
Energy Equipment & Services 0 .5%
Technip Energies NV 65,819 1,635,775
Financial Services 0 .3%
Wendel SE 9,717 964,448
Gas Utilities 0 .3%
Rubis SCA 39,450 968,336
Ground Transportation 0 .2%
Ayvens SA Reg. S (a)(b) 94,231 621,564
Household Durables 0 .3%
Kaufman & Broad SA 24,687 912,147
Media 1 .1%
JCDecaux SE * 159,159 3,002,447
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 4,099 595,204
Passenger Airlines 0 .2%
Air France-KLM *(a) 63,420 622,294
Personal Care Products 0 .2%
Interparfums SA (a) 15,453 707,452
Pharmaceuticals 0 .2%
Medincell SA *(a) 29,954 488,355
11,835,927
GERMANY 3 .4%
Aerospace & Defense 0 .8%
Hensoldt AG (a) 65,996 2,243,413
Biotechnology 0 .2%
Immatics NV *(a) 78,008 709,873
Diversified Telecommunication Services 0 .6%
United Internet AG (Registered) 92,882 1,896,090
Electronic Equipment, Instruments & Components 0 .4%
Jenoptik AG 55,347 1,294,048
Financial Services 0 .2%
Hypoport SE *(a) 2,475 578,527
Life Sciences Tools & Services 0 .3%
Evotec SE *(a) 109,208 842,391
Machinery 0 .4%
KION Group AG 17,490 677,999
RENK Group AG *(a) 34,444 687,822
1,365,821
Professional Services 0 .1%
Bertrandt AG (a) 14,088 273,884
Real Estate Management & Development 0 .4%
Sirius Real Estate Ltd. 973,100 1,119,622
10,323,669
HONG KONG 1 .1%
Banks 0 .8%
Dah Sing Financial Holdings Ltd. 753,691 2,457,687
Textiles, Apparel & Luxury Goods 0 .3%
Yue Yuen Industrial Holdings Ltd. 440,000 925,493
3,383,180
INDIA 0 .2%
Hotels, Restaurants & Leisure 0 .1%
MakeMyTrip Ltd. *(a) 2,509 254,638
Common Stocks
Shares Value ($)
INDIA
Machinery 0 .1%
Ashok Leyland Ltd. 172,129 424,975
679,613
ISRAEL 3 .2%
Personal Care Products 0 .3%
Oddity Tech Ltd., Class A *(a) 22,923 880,014
Real Estate Management & Development 0 .6%
Melisron Ltd. 22,687 1,803,180
Semiconductors & Semiconductor Equipment 1 .0%
Camtek Ltd. (a) 18,354 1,460,244
Tower Semiconductor Ltd. * 37,566 1,576,270
3,036,514
Software 1 .3%
Sapiens International Corp. NV (a) 106,189 3,916,250
9,635,958
ITALY 3 .7%
Banks 0 .5%
Banca Monte dei Paschi di Siena
SpA 279,415 1,531,389
Capital Markets 0 .3%
Banca Generali SpA 23,316 1,036,069
Construction Materials 0 .3%
Buzzi SpA 20,056 785,424
Electrical Equipment 0 .1%
Eurogroup Laminations SpA (a) 83,448 310,529
Energy Equipment & Services 0 .1%
Saipem SpA * 127,917 303,774
Financial Services 0 .5%
BFF Bank SpA Reg. S (b) 157,026 1,533,982
Gas Utilities 0 .5%
Italgas SpA 245,481 1,504,271
Health Care Equipment & Supplies 0 .5%
DiaSorin SpA 13,119 1,427,590
Household Durables 0 .4%
De' Longhi SpA (a) 37,913 1,187,028
Textiles, Apparel & Luxury Goods 0 .5%
Brunello Cucinelli SpA 17,619 1,747,835
11,367,891
JAPAN 28 .5%
Automobile Components 0 .5%
Koito Manufacturing Co. Ltd. 42,000 539,685
Nifco, Inc. 42,860 999,366
1,539,051
Banks 2 .1%
Kyoto Financial Group, Inc. 108,964 1,613,361
Mebuki Financial Group, Inc. 716,800 2,684,727
Rakuten Bank Ltd. * 99,400 2,006,745
6,304,833
Broadline Retail 0 .5%
ASKUL Corp. (a) 130,582 1,645,678
Building Products 0 .4%
Lixil Corp. 47,200 552,978
Sanwa Holdings Corp. 28,200 716,190
1,269,168

32 - Statement of Investments - October 31, 2024 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals 1 .8%
ADEKA Corp. 16,200 292,041
Air Water, Inc. 45,000 564,583
Daicel Corp. 32,700 288,006
Denka Co. Ltd. 9,300 130,974
Kansai Paint Co. Ltd. 32,900 536,176
Lintec Corp. 13,700 284,308
Mitsubishi Gas Chemical Co., Inc. 24,800 430,973
Nippon Shokubai Co. Ltd. 24,500 274,831
NOF Corp. 38,400 624,579
Resonac Holdings Corp. (a) 24,300 580,252
Shin-Etsu Polymer Co. Ltd. 38,100 391,794
Sumitomo Chemical Co. Ltd. 183,100 487,352
Teijin Ltd. 22,900 204,589
UBE Corp. 17,200 280,232
5,370,690
Commercial Services & Supplies 0 .3%
Kokuyo Co. Ltd. 57,948 929,975
Construction & Engineering 1 .2%
COMSYS Holdings Corp. 24,000 501,182
EXEO Group, Inc. 46,300 473,690
INFRONEER Holdings, Inc. 24,900 186,503
JGC Holdings Corp. 38,900 331,835
Kinden Corp. 17,700 366,601
Kyudenko Corp. 11,800 422,910
MIRAIT ONE Corp. 24,000 341,414
Penta-Ocean Construction Co.
Ltd. 44,600 185,212
Shimizu Corp. 83,000 548,377
SHO-BOND Holdings Co. Ltd. 7,100 249,038
3,606,762
Construction Materials 0 .1%
Taiheiyo Cement Corp. 13,100 283,520
Consumer Finance 0 .8%
Marui Group Co. Ltd. 149,777 2,345,321
Containers & Packaging 0 .3%
FP Corp. 43,800 767,979
Distributors 0 .3%
PALTAC Corp. 33,500 902,003
Electric Utilities 1 .5%
Kyushu Electric Power Co., Inc. 414,900 4,624,201
Electrical Equipment 1 .0%
Fujikura Ltd. 85,000 3,113,116
Electronic Equipment, Instruments & Components 1 .2%
Canon Marketing Japan, Inc. 47,866 1,432,242
Hirose Electric Co. Ltd. 18,200 2,170,741
3,602,983
Financial Services 0 .4%
eGuarantee, Inc. (a) 48,600 480,036
GMO Financial Gate, Inc. 13,940 699,987
1,180,023
Ground Transportation 0 .2%
Fukuyama Transporting Co. Ltd.
(a) 25,000 635,990
Health Care Technology 0 .5%
M3, Inc. 134,726 1,382,404
Hotel & Resort REITs 0 .3%
Invincible Investment Corp. 1,876 765,251
Common Stocks
Shares Value ($)
JAPAN
Household Durables 0 .8%
Sumitomo Forestry Co. Ltd. (a) 61,342 2,349,552
Industrial Conglomerates 0 .2%
Hikari Tsushin, Inc. 2,753 555,324
Leisure Products 1 .4%
Sega Sammy Holdings, Inc. 143,807 2,693,943
Yamaha Corp. 177,507 1,432,076
4,126,019
Machinery 2 .3%
Amada Co. Ltd. 60,700 594,238
DMG Mori Co. Ltd. (a) 22,300 420,688
Ebara Corp. 71,900 1,077,501
IHI Corp. 23,000 1,216,272
Japan Steel Works Ltd. (The) 9,500 322,144
Kawasaki Heavy Industries Ltd. 25,300 967,390
Kurita Water Industries Ltd. 12,000 447,590
Miura Co. Ltd. 16,300 381,416
Nabtesco Corp. (a) 23,100 373,896
NGK Insulators Ltd. 33,600 413,807
NSK Ltd. 49,800 227,017
Sumitomo Heavy Industries Ltd.
(a) 24,400 542,804
THK Co. Ltd. 27,000 443,526
7,428,289
Media 0 .9%
Hakuhodo DY Holdings, Inc. 365,954 2,895,190
Office REITs 0 .5%
Japan Real Estate Investment
Corp. 393 1,429,313
Pharmaceuticals 0 .3%
Nxera Pharma Co. Ltd. *(a) 98,300 786,201
Professional Services 2 .1%
BayCurrent, Inc. 31,299 1,021,227
en Japan, Inc. 82,000 1,304,801
Persol Holdings Co. Ltd. 615,900 1,030,926
TechnoPro Holdings, Inc. 150,995 2,690,412
Visional, Inc. *(a) 13,356 716,961
6,764,327
Real Estate Management & Development 2 .0%
Aeon Mall Co. Ltd. (a) 109,400 1,453,743
Daito Trust Construction Co. Ltd. 17,206 1,899,868
SRE Holdings Corp. * 23,900 601,032
Tokyu Fudosan Holdings Corp. 331,015 2,061,140
6,015,783
Semiconductors & Semiconductor Equipment 1 .3%
Socionext, Inc. 104,872 1,952,207
Tokyo Seimitsu Co. Ltd. 35,700 1,940,816
3,893,023
Software 0 .6%
OBIC Business Consultants Co.
Ltd. 12,622 557,868
Rakus Co. Ltd. 44,817 599,339
Sansan, Inc. *(a) 53,852 787,561
1,944,768
Specialty Retail 1 .8%
ABC-Mart, Inc. 94,312 1,853,581
Adastria Co. Ltd. 53,900 1,243,861
Shimamura Co. Ltd. 47,618 2,450,809
5,548,251

Nationwide International Small Cap Fund - October 31, 2024 - Statement of Investments - 33
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors 0 .5%
Inaba Denki Sangyo Co. Ltd. 16,700 418,481
Sojitz Corp. 38,380 780,718
Yamazen Corp. 32,400 280,758
1,479,957
Transportation Infrastructure 0 .4%
Japan Airport Terminal Co. Ltd. 30,400 1,111,485
86,596,430
MEXICO 0 .7%
Ground Transportation 0 .2%
Grupo Traxion SAB de CV, Class A
Reg. S *(a)(b) 690,600 751,706
Real Estate Management & Development 0 .5%
Corp. Inmobiliaria Vesta SAB de
CV (a) 545,478 1,425,475
2,177,181
NETHERLANDS 1 .8%
Biotechnology 0 .3%
Merus NV * 17,351 866,335
Chemicals 0 .1%
Corbion NV 13,086 328,405
Oil, Gas & Consumable Fuels 1 .0%
Koninklijke Vopak NV 62,876 2,893,131
Professional Services 0 .4%
Arcadis NV 18,253 1,266,680
5,354,551
NEW ZEALAND 0 .1%
Building Products 0 .1%
Fletcher Building Ltd. * 162,782 289,970
NORWAY 1 .3%
Energy Equipment & Services 0 .2%
DOF Group ASA * 40,314 320,685
Seadrill Ltd. * 10,287 404,793
725,478
Industrial Conglomerates 0 .2%
Aker ASA, Class A 10,586 551,732
Insurance 0 .9%
Storebrand ASA 235,115 2,667,601
3,944,811
POLAND 0 .1%
Banks 0 .1%
Alior Bank SA 9,292 202,557
SINGAPORE 1 .5%
Ground Transportation 0 .1%
ComfortDelGro Corp. Ltd. 375,800 416,987
Specialized REITs 0 .6%
Keppel DC REIT 1,033,303 1,789,929
Transportation Infrastructure 0 .8%
SATS Ltd. 816,312 2,418,738
4,625,654
SLOVENIA 0 .6%
Banks 0 .6%
Nova Ljubljanska Banka dd, GDR
Reg. S 68,272 1,827,664
Common Stocks
Shares Value ($)
SPAIN 1 .2%
Hotels, Restaurants & Leisure 0 .1%
Melia Hotels International SA 24,187 180,098
Machinery 0 .7%
Fluidra SA 83,707 2,253,631
Pharmaceuticals 0 .4%
Almirall SA 112,199 1,098,631
3,532,360
SWEDEN 2 .0%
Containers & Packaging 0 .4%
Billerud Aktiebolag (a) 134,562 1,195,518
Leisure Products 0 .4%
Thule Group AB Reg. S (b) 39,447 1,319,521
Real Estate Management & Development 1 .2%
Cibus Nordic Real Estate AB publ
(a) 171,948 2,777,663
Pandox AB, Class B 49,794 865,873
3,643,536
6,158,575
SWITZERLAND 2 .2%
Life Sciences Tools & Services 1 .5%
Siegfried Holding AG (Registered) 2,235 2,926,851
Tecan Group AG (Registered) 7,318 1,853,151
4,780,002
Real Estate Management & Development 0 .7%
PSP Swiss Property AG
(Registered) 14,202 2,017,066
6,797,068
TAIWAN 2 .0%
Electronic Equipment, Instruments & Components 1 .1%
Chroma ATE, Inc. 189,209 2,367,905
Unimicron Technology Corp. 238,000 1,143,473
3,511,378
Semiconductors & Semiconductor Equipment 0 .9%
ASPEED Technology, Inc. 15,200 1,885,643
Gudeng Precision Industrial Co.
Ltd. 51,000 851,648
2,737,291
6,248,669
UNITED KINGDOM 19 .0%
Biotechnology 0 .9%
Autolus Therapeutics plc, ADR * 176,949 596,318
Genus plc 46,515 1,263,116
Immunocore Holdings plc, ADR
*(a) 29,500 909,485
2,768,919
Broadline Retail 0 .4%
B&M European Value Retail SA 219,572 1,096,140
Capital Markets 0 .8%
Allfunds Group plc 204,172 1,250,338
Intermediate Capital Group plc 43,262 1,161,463
2,411,801
Chemicals 0 .5%
Elementis plc 627,591 1,075,864
Synthomer plc * 143,527 331,822
1,407,686
Consumer Staples Distribution & Retail 1 .1%
Marks & Spencer Group plc 713,551 3,455,704

34 - Statement of Investments - October 31, 2024 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Distributors 0 .4%
Inchcape plc 146,546 1,360,861
Electronic Equipment, Instruments & Components 0 .7%
Spectris plc 65,494 2,142,231
Energy Equipment & Services 0 .2%
Subsea 7 SA 48,146 734,821
Food Products 0 .7%
Tate & Lyle plc 209,416 2,025,688
Hotels, Restaurants & Leisure 2 .0%
Deliveroo plc, Class A Reg. S *(b) 1,077,877 1,915,903
Trainline plc Reg. S *(b) 828,912 4,132,102
6,048,005
Household Durables 0 .5%
Bellway plc 40,769 1,491,662
Industrial Conglomerates 0 .6%
Smiths Group plc 97,513 1,935,150
Insurance 1 .8%
Beazley plc 425,392 4,164,744
Sabre Insurance Group plc Reg.
S (b) 692,169 1,227,608
5,392,352
IT Services 1 .2%
Softcat plc 165,593 3,618,796
Machinery 1 .9%
IMI plc 170,556 3,659,248
Rotork plc 645,289 2,500,957
6,160,205
Marine Transportation 0 .4%
Clarkson plc 25,782 1,177,135
Metals & Mining 0 .2%
Hill & Smith plc 17,647 466,365
Oil, Gas & Consumable Fuels 0 .2%
Harbour Energy plc 184,044 656,273
Pharmaceuticals 0 .9%
Verona Pharma plc, ADR *(a) 80,422 2,728,718
Retail REITs 1 .4%
Hammerson plc 1,173,755 4,352,526
Specialized REITs 0 .5%
Big Yellow Group plc 97,010 1,507,302
Specialty Retail 0 .9%
Currys plc * 840,024 893,334
WH Smith plc 101,205 1,717,838
2,611,172
Trading Companies & Distributors 0 .4%
RS GROUP plc 137,043 1,227,774
Water Utilities 0 .4%
Pennon Group plc 172,041 1,204,507
57,981,793
UNITED STATES 1 .7%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 178,587 608,668
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services 1 .5%
Fiverr International Ltd. *(a) 156,641 4,583,315
5,191,983
Total Common Stocks
(cost $254,201,427) 292,748,840
Exchange Traded Fund 2 .8%
UNITED STATES 2 .8%
iShares MSCI EAFE Small-Cap
ETF (a) 132,395 8,401,787
Total Exchange Traded Fund
(cost $8,578,546) 8,401,787
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreements 7 .0%
Principal
Amount ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$13,383,364, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050; total
market value $13,651,035.
(c)(d) 13,381,550 13,381,550
Santander US Capital Markets,
4.85%, dated 10/31/2024, due
11/1/2024, repurchase price
$3,000,405, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050; total
market value $3,060,412.(c)
(d) 3,000,000 3,000,000

Nationwide International Small Cap Fund - October 31, 2024 - Statement of Investments - 35
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale, 4.85%,
dated 10/31/2024, due
11/1/2024, repurchase price
$5,000,674, collateralized by
U.S. Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042; total
market value $5,100,003.(c)
(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $21,381,550) 21,381,550
Total Investments
(cost $284,161,523) — 105.8% 322,532,177
Liabilities in excess of other assets — (5.8)% (17,714,522)
NET ASSETS — 100.0%
$304,817,655
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan
as of October 31, 2024 was $31,614,915, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $21,381,550 and by
$12,131,776 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 11/7/2024 –
2/15/2054, a total value of $33,513,326.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2024 was $19,325,681 which
represents 6.34% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2024 was
$21,381,550.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

36 - Statement of Investments - October 31, 2024 - Nationwide Janus Henderson Overseas Fund
Common Stocks 97 .8%
Shares Value ($)
AUSTRIA 3 .3%
Banks 3 .3%
Erste Group Bank AG 27,768 1,563,863
CANADA 6 .8%
Metals & Mining 3 .8%
Teck Resources Ltd., Class B 39,135 1,820,782
Oil, Gas & Consumable Fuels 3 .0%
Canadian Natural Resources Ltd. 41,922 1,426,186
3,246,968
CHINA 4 .9%
Automobiles 1 .0%
BYD Co. Ltd., Class H 12,500 454,105
Biotechnology 2 .5%
Zai Lab Ltd., ADR *(a) 39,370 1,189,762
Ground Transportation 0 .6%
Full Truck Alliance Co. Ltd., ADR 33,860 303,047
Hotels, Restaurants & Leisure 0 .8%
Trip.com Group Ltd., ADR * 5,823 375,001
2,321,915
DENMARK 0 .7%
Biotechnology 0 .7%
Ascendis Pharma A/S, ADR * 2,530 310,735
FRANCE 8 .2%
Banks 3 .8%
BNP Paribas SA 25,919 1,770,610
Machinery 1 .0%
Alstom SA * 22,166 486,174
Oil, Gas & Consumable Fuels 1 .6%
TotalEnergies SE 12,333 771,410
Textiles, Apparel & Luxury Goods 1 .8%
LVMH Moet Hennessy Louis
Vuitton SE 1,317 873,871
3,902,065
GERMANY 4 .5%
Automobiles 1 .7%
Dr Ing hc F Porsche AG
(Preference) Reg. S (b) 11,509 809,481
Diversified Telecommunication Services 2 .8%
Deutsche Telekom AG
(Registered) 43,657 1,321,979
2,131,460
HONG KONG 2 .9%
Insurance 2 .9%
AIA Group Ltd. 171,875 1,367,643
INDIA 3 .2%
Banks 3 .2%
HDFC Bank Ltd. 74,965 1,540,594
ITALY 3 .1%
Banks 1 .5%
UniCredit SpA 16,370 725,241
Beverages 1 .6%
Davide Campari-Milano NV (a) 110,019 742,138
1,467,379
Common Stocks
Shares Value ($)
JAPAN 14 .2%
Automobiles 2 .5%
Toyota Motor Corp. 69,000 1,189,414
Banks 2 .6%
Resona Holdings, Inc. 185,300 1,234,132
Chemicals 2 .0%
Shin-Etsu Chemical Co. Ltd. 26,200 969,748
Insurance 3 .3%
Dai-ichi Life Holdings, Inc. 64,002 1,593,901
IT Services 1 .6%
Fujitsu Ltd. 40,600 746,098
Semiconductors & Semiconductor Equipment 1 .0%
Disco Corp. 1,700 480,015
Wireless Telecommunication Services 1 .2%
SoftBank Group Corp. 9,600 584,186
6,797,494
NETHERLANDS 6 .7%
Beverages 2 .7%
Heineken NV 15,122 1,240,523
Biotechnology 1 .5%
Argenx SE, ADR * 1,246 730,530
Semiconductors & Semiconductor Equipment 2 .5%
ASML Holding NV (a) 1,806 1,214,367
3,185,420
SOUTH KOREA 1 .5%
Technology Hardware, Storage & Peripherals 1 .5%
Samsung Electronics Co. Ltd. 16,909 714,666
SWEDEN 2 .4%
Electronic Equipment, Instruments & Components 2 .4%
Hexagon AB, Class B 123,251 1,149,057
TAIWAN 7 .5%
Semiconductors & Semiconductor Equipment 7 .5%
Taiwan Semiconductor
Manufacturing Co. Ltd. 114,000 3,584,880
UNITED KINGDOM 16 .5%
Aerospace & Defense 3 .9%
BAE Systems plc 117,555 1,895,632
Banks 2 .3%
NatWest Group plc 227,621 1,076,972
Commercial Services & Supplies 1 .8%
Rentokil Initial plc 168,975 849,868
Hotels, Restaurants & Leisure 1 .8%
Entain plc 86,470 840,090
Industrial REITs 2 .0%
Segro plc 95,044 966,319
Personal Care Products 1 .9%
Unilever plc 14,954 915,223
Pharmaceuticals 2 .8%
AstraZeneca plc 9,745 1,385,465
7,929,569

Nationwide Janus Henderson Overseas Fund - October 31, 2024 - Statement of Investments - 37
Common Stocks
Shares Value ($)
UNITED STATES 11 .4%
Entertainment 3 .8%
Liberty Media Corp-Liberty
Formula One, Class C * 22,964 1,833,447
Life Sciences Tools & Services 2 .0%
ICON plc * 4,313 957,960
Pharmaceuticals 3 .3%
Sanofi SA 14,753 1,556,588
Textiles, Apparel & Luxury Goods 2 .3%
Samsonite International SA Reg.
S (b) 470,823 1,105,668
5,453,663
Total Common Stocks
(cost $38,993,434) 46,667,371
Repurchase Agreement 4 .6%
Principal
Amount ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase price
$2,177,027, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050; total
market value $2,220,568.(c)
(d) 2,176,732 2,176,732
Total Repurchase Agreement
(cost $2,176,732) 2,176,732
Total Investments
(cost $41,170,166) — 102.4% 48,844,103
Liabilities in excess of other assets — (2.4)% (1,157,180)
NET ASSETS — 100.0%
$47,686,923
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan
as of October 31, 2024 was $2,765,522, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $2,176,732 and by
$765,809 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 2/28/2026 –
2/15/2053, a total value of $2,942,541.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2024 was $1,915,149 which
represents 4.02% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2024 was
$2,176,732.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

38 - Statements of Assets and Liabilities - October 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
Assets:
Investment securities, at value
*
$ 736,248,912
Repurchase agreements, at value 16,945,774
Cash 12,355,778
Cash pledged for swap contracts 5,456,396
Deposits with broker for futures contracts 6,349,066
Foreign currencies, at value —
Interest and dividends receivable 5,814,953
Security lending income receivable 4,270
Receivable for investments sold 7,636,505
Receivable for capital shares issued 4,901,504
Reclaims receivable —
Receivable for variation margin on futures contracts 315,466
Receivable for variation margin on centrally cleared swap contracts 297,401
Unrealized appreciation on forward foreign currency contracts (Note 2) 7,447
Receivable for reimbursement from investment adviser (Note 3) 84,403
Prepaid expenses 54,577
Total Assets 796,472,452
Liabilities:
Payable for investments purchased 137,484,291
Payable for capital shares redeemed 1,194,821
Unrealized depreciation on forward foreign currency contracts (Note 2) 7,278
Payable upon return of securities loaned (Note 2) 16,945,774
Accrued expenses and other payables:
Investment advisory fees 281,258
Fund administration fees 45,893
Distribution fees 7,984
Administrative servicing fees 84,394
Accounting and transfer agent fees 5,909
Trustee fees 1,578
Deferred capital gain country tax —
Custodian fees 1,796
Compliance program costs (Note 3) 116
Professional fees 36,686
Printing fees 6,474
Recoupment fees (Note 3) —
Other 2,033
Total Liabilities 156,106,285
Commitments and contingencies (Note 3) —
Net Assets $ 640,366,167
* Includes value of securities on loan (Note 2) 39,437,750
Cost of investment securities 732,029,204
Cost of repurchase agreements 16,945,774
Cost of foreign currencies —
Represented by:
Capital $ 635,322,802
Total distributable earnings (loss) 5,043,365
Net Assets $ 640,366,167

International Funds - October 31, 2024 - Statements of Assets and Liabilities - 39
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 195,398,317 $ 217,029,310 $ 301,150,627 $ 46,667,371
1,808,500 3,626,712 21,381,550 2,176,732
1,945,205 2,477,796 1,309,313 755,525
— — — —
— — — —
— 221,648 1,164,060 1,071
518,446 235,174 820,974 93,490
4,367 1,716 10,561 318
— — 2,273,985 —
1,043 22,018 851,088 1,049
855,077 110,031 889,810 307,712
— — — —
— — — —
— — — —
— — 54,477 24,550
23,385 20,707 12,278 25,288
200,554,340 223,745,112 329,918,723 50,053,106
— — 3,236,122 —
10,523 43,521 66,073 34,978
— — — —
1,808,500 3,626,712 21,381,550 2,176,732
130,265 124,357 251,919 29,288
33,232 38,862 46,407 27,443
1,090 8,693 63 215
2,496 38,858 10,858 12,831
585 1,736 365 520
581 639 1,003 139
— — — 23,506
1,461 664 4,490 9,885
29 31 7 6
26,233 25,647 42,263 21,708
22,662 9,899 22,006 16,613
— 68,100 — —
1,148 2,047 37,942 12,319
2,038,805 3,989,766 25,101,068 2,366,183
— — — —
$ 198,515,535 $ 219,755,346 $ 304,817,655 $ 47,686,923
7,173,142 6,866,323 31,614,915 2,765,522
150,955,498 172,450,419 262,779,973 38,993,434
1,808,500 3,626,712 21,381,550 2,176,732
— 222,543 1,173,258 1,085
$ 153,813,079 $ 160,291,118 $ 276,714,827 $ 49,830,947
44,702,456 59,464,228 28,102,828 (2,144,024)
$ 198,515,535 $ 219,755,346 $ 304,817,655 $ 47,686,923

40 - Statements of Assets and Liabilities - October 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
Net Assets:
Class A Shares $ 38,516,137
Class M Shares —
Class R6 Shares 70,979,554
Eagle Class Shares —
Institutional Service Class Shares 530,870,476
Total $ 640,366,167
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,850,293
Class M Shares —
Class R6 Shares 7,090,853
Eagle Class Shares —
Institutional Service Class Shares 53,042,002
Total 63,983,148
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10 .00 (a)
Class M Shares $ —
Class R6 Shares $ 10 .01
Eagle Class Shares $ —
Institutional Service Class Shares $ 10 .01
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .23
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

International Funds - October 31, 2024 - Statements of Assets and Liabilities - 41
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 4,944,912 $ 39,889,230 $ 289,851 $ 977,284
188,370,801 — — —
1,648,916 9,332,650 224,997,976 11,944,499
— — — 6,974
3,550,906 170,533,466 79,529,828 34,758,166
$ 198,515,535 $ 219,755,346 $ 304,817,655 $ 47,686,923
513,451 1,765,008 28,595 49,136
19,499,569 — — —
170,667 393,788 22,070,078 594,277
— — — 339
367,616 7,191,416 7,809,201 1,692,524
20,551,303 9,350,212 29,907,874 2,336,276
$ 9 .63 (b) $ 22 .60 (b) $ 10 .14 (b) $ 19 .89 (b)
$ 9 .66 $ — $ — $ —
$ 9 .66 $ 23 .70 $ 10 .19 $ 20 .10
$ — $ — $ — $ 20 .57
$ 9 .66 $ 23 .71 $ 10 .18 $ 20 .54
$ 10 .22 $ 23 .98 $ 10 .76 $ 21 .10
5 .75% 5 .75% 5 .75% 5 .75%

42 - Statements of Operations - For the Year Ended October 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Strategic Income
Fund
INVESTMENT INCOME:
Interest income $ 28,360,854
Dividend income 106,328
Income from securities lending (Note 2) 77,077
Foreign tax withholding (1,654)
European Union tax reclaims (Note 2) —
Total Income 28,542,605
EXPENSES:
Investment advisory fees 2,189,050
Fund administration fees 153,840
Distribution fees Class A 66,173
Distribution fees Class C(a) 4,735
Administrative servicing fees Class A 66,173
Administrative servicing fees Class C(a) 237
Administrative servicing fees Institutional Service Class 374,320
Registration and filing fees 81,035
Professional fees 69,747
Printing fees 29,300
Trustee fees 14,293
Custodian fees 12,840
Accounting and transfer agent fees 27,904
Compliance program costs (Note 3) 1,615
European Union tax reclaims filing fees —
Recoupment fees (Note 3) —
Other 8,234
Total expenses before expenses reimbursed 3,099,496
Expenses reimbursed by adviser (Note 3) (628,843)
Net Expenses 2,470,653
NET INVESTMENT INCOME 26,071,952
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 2,663,796
Expiration or closing of futures contracts (Note 2) (4,446,702)
Settlement of forward foreign currency contracts (Note 2) (12,303)
Foreign currency transactions (Note 2) (114,785)
Expiration or closing of swap contracts (Note 2) (5,976,079)
Net realized gains (losses) (7,886,073)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 21,036,954
Futures contracts (Note 2) 4,769,120
Forward foreign currency contracts (Note 2) (13,008)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 6,618
Swap contracts (Note 2) (659,809)
Net change in unrealized appreciation/depreciation 25,139,875
Net realized/unrealized gains (losses) 17,253,802
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 43,325,754
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

International Funds - For the Year Ended October 31, 2024 - Statements of Operations - 43
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 78,772 $ 91,584 $ 131,962 $ 54,550
6,573,059 3,224,229 16,047,847 1,131,742
41,668 15,176 184,453 2,797
(670,614) (211,518) (1,107,459) (54,806)
6,488 2,561 258,236 69,892
6,029,373 3,122,032 15,515,039 1,204,175
1,464,471 1,657,436 5,308,412 334,850
99,450 107,333 195,269 62,284
12,129 101,831 823 2,746
1,009 2,404 — —
3,494 37,302 263 1,166
20 — — —
2,182 433,710 78,618 65,877
63,831 62,609 51,277 57,534
46,465 41,169 92,519 50,715
— 5,187 11,217 6,717
6,931 7,874 18,607 1,719
7,976 9,411 40,111 1,605
16,390 18,390 15,850 8,138
808 923 2,348 198
1,135 513 46,255 12,232
— 68,100 — —
14,173 12,902 26,209 19,311
1,740,464 2,567,094 5,887,778 625,092
— — (761,946) (198,533)
1,740,464 2,567,094 5,125,832 426,559
4,288,909 554,938 10,389,207 777,616
11,500,994 15,232,101 32,530,321 3,911,824
— — — —
— — — —
(12,664) (16,448) (72,069) (6,372)
— — — —
11,488,330 15,215,653 32,458,252 3,905,452
25,121,370 28,698,784 85,103,454 3,439,693
— — — —
— — — —
9,049 (246) (17,921) 7,241
— — — —
25,130,419 28,698,538 85,085,533 3,446,934
36,618,749 43,914,191 117,543,785 7,352,386
$ 40,907,658 $ 44,469,129 $ 127,932,992 $ 8,130,002
$ — $ — $ — $ (23,506)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - October 31, 2024 - International Funds
Nationwide Amundi Strategic Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 26,071,952 $ 10,120,450
Net realized gains (losses) (7,886,073) (3,941,893)
Net change in unrealized appreciation/depreciation 25,139,875 4,759,147
Change in net assets resulting from operations 43,325,754 10,937,704
Distributions to Shareholders From:
Distributable earnings:
Class A (1,382,019) (371,694)
Class C(a) (29,521) (167,709)
Class M — —
Class R6 (3,530,519) (5,643,964)
Institutional Service Class (17,495,027) (8,101,937)
Change in net assets from shareholder distributions (22,437,086) (14,285,304)
Change in net assets from capital transactions 398,929,873 100,402,513
Change in net assets 419,818,541 97,054,913
Net Assets:
Beginning of year 220,547,626 123,492,713
End of year $ 640,366,167 $ 220,547,626
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 33,390,640 $ 19,200,479
Proceeds from shares issued from class conversion (Note 1)(a) 7,062 —
Dividends reinvested 1,374,237 361,449
Cost of shares redeemed (13,687,097) (5,452,747)
Total Class A Shares 21,084,842 14,109,181
Class C Shares
Proceeds from shares issued 185,994 548,659
Dividends reinvested 29,521 167,709
Cost of shares redeemed in class conversion (Note 1)(a) (7,062) —
Cost of shares redeemed (1,928,253) (322,020)
Total Class C Shares (1,719,800) 394,348
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 21,225,178 7,458,652
Dividends reinvested 3,530,519 5,643,964
Cost of shares redeemed (12,142,453) (8,152,371)
Total Class R6 Shares 12,613,244 4,950,245
Institutional Service Class Shares
Proceeds from shares issued 429,983,572 111,945,097
Dividends reinvested 17,484,459 8,032,979
Cost of shares redeemed (80,516,444) (39,029,337)
Total Institutional Service Class Shares 366,951,587 80,948,739
Change in net assets from capital transactions $ 398,929,873 $ 100,402,513

International Funds - October 31, 2024 - Statements of Changes in Net Assets - 45
Nationwide Bailard International Equities
Fund Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 4,288,909 $ 4,203,089 $ 554,938 $ 666,318
11,488,330 1,521,551 15,215,653 (277,488)
25,130,419 21,792,383 28,698,538 9,924,882
40,907,658 27,517,023 44,469,129 10,313,712
(122,763) (78,745) (140,055) (3,094,910)
(6,079) (9,395) — (108,317)
(5,235,503) (4,150,565) — —
(46,158) (40,452) (61,159) (459,976)
(105,244) (98,568) (777,846) (446,719)
(5,515,747) (4,377,725) (979,060) (4,109,922)
(1,608,551) (1,218,699) (20,843,124) 144,395,776
33,783,360 21,920,599 22,646,945 150,599,566
164,732,175 142,811,576 197,108,401 46,508,835
$ 198,515,535 $ 164,732,175 $ 219,755,346 $ 197,108,401
$ 1,156,415 $ 676,996 $ 1,742,874 $ 1,063,703
221 9,360 2,900 10,684
111,462 69,286 136,677 2,995,938
(715,498) (505,715) (5,342,118) (4,120,938)
552,600 249,927 (3,459,667) (50,613)
— 10,009 3,600 62,358
6,063 9,353 — 77,316
(221) (9,360) (2,900) (10,684)
(458,888) (595,901) (978,420) (521,548)
(453,046) (585,899) (977,720) (392,558)
9,992,384 11,040,016 — —
5,022,063 3,985,503 — —
(16,065,513) (14,894,545) — —
(1,051,066) 130,974 — —
207,974 133,198 1,037,953 3,325,676
43,269 38,027 55,246 395,099
(264,395) (333,114) (962,685) (1,649,767)
(13,152) (161,889) 130,514 2,071,008
20,302 372,152 5,495,162 156,165,433
95,148 90,243 769,793 297,230
(759,337) (1,314,207) (22,801,206) (13,694,724)
(643,887) (851,812) (16,536,251) 142,767,939
$ (1,608,551) $ (1,218,699) $ (20,843,124) $ 144,395,776

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - October 31, 2024 - International Funds
Nationwide Amundi Strategic Income Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 3,401,555 2,052,701
Issued in class conversion (Note 1)(a) 745 —
Reinvested 140,988 38,776
Redeemed (1,389,341) (580,889)
Total Class A Shares 2,153,947 1,510,588
Class C Shares
Issued 19,484 56,514
Reinvested 3,098 18,247
Redeemed in class conversion (Note 1)(a) (747) —
Redeemed (199,778) (34,301)
Total Class C Shares (177,943) 40,460
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 2,159,704 781,668
Reinvested 362,784 612,024
Redeemed (1,250,434) (865,626)
Total Class R6 Shares 1,272,054 528,066
Institutional Service Class Shares
Issued 43,781,941 11,808,926
Reinvested 1,789,790 869,209
Redeemed (8,224,125) (4,122,935)
Total Institutional Service Class Shares 37,347,606 8,555,200
Total change in shares 40,595,664 10,634,314
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

International Funds - October 31, 2024 - Statements of Changes in Net Assets - 47
Nationwide Bailard International Equities
Fund Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
130,517 81,398 82,186 57,908
25 1,181 151 547
12,088 8,645 6,448 172,976
(77,128) (62,180) (244,233) (224,937)
65,502 29,044 (155,448) 6,494
— 1,219 195 3,639
713 1,246 — 4,900
(26) (1,212) (167) (603)
(52,933) (73,735) (50,797) (30,559)
(52,246) (72,482) (50,769) (22,623)
1,058,638 1,359,974 — —
542,727 495,718 — —
(1,694,031) (1,830,982) — —
(92,666) 24,710 — —
22,480 16,367 46,218 177,671
4,674 4,731 2,448 21,770
(29,176) (38,997) (41,335) (85,114)
(2,022) (17,899) 7,331 114,327
2,105 44,518 244,929 8,300,447
10,328 11,272 34,521 16,351
(82,665) (161,667) (994,577) (692,797)
(70,232) (105,877) (715,127) 7,624,001
(151,664) (142,504) (914,013) 7,722,199

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - October 31, 2024 - International Funds
Nationwide International Small Cap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 10,389,207 $ 10,570,327
Net realized gains (losses) 32,458,252 (1,578,390)
Net change in unrealized appreciation/depreciation 85,085,533 32,759,737
Change in net assets resulting from operations 127,932,992 41,751,674
Distributions to Shareholders From:
Distributable earnings:
Class A (9,137) (1,403)
Class R6 (13,420,988) (6,337,592)
Eagle Class — —
Institutional Service Class (1,831,687) (521,895)
Change in net assets from shareholder distributions (15,261,812) (6,860,890)
Change in net assets from capital transactions (347,841,490) (28,735,595)
Change in net assets (235,170,310) 6,155,189
Net Assets:
Beginning of year 539,987,965 533,832,776
End of year $ 304,817,655 $ 539,987,965
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 20,355 $ 106,433
Dividends reinvested 9,137 1,403
Cost of shares redeemed (131,744) (34,463)
Total Class A Shares (102,252) 73,373
Class R6 Shares
Proceeds from shares issued 62,353,499 34,571,132
Dividends reinvested 12,856,876 6,134,547
Cost of shares redeemed (438,758,221) (77,011,504)
Total Class R6 Shares (363,547,846) (36,305,825)
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 28,529,467 19,196,008
Dividends reinvested 1,762,224 508,641
In-kind Redemption (Note 3) — —
Cost of shares redeemed (14,483,083) (12,207,792)
Total Institutional Service Class Shares 15,808,608 7,496,857
Change in net assets from capital transactions $ (347,841,490) $ (28,735,595)

International Funds - October 31, 2024 - Statements of Changes in Net Assets - 49
Nationwide Janus Henderson Overseas Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 777,616 $ 1,678,569
3,905,452 29,152,911
3,446,934 11,435,526
8,130,002 42,267,006
(44,969) (18,662)
(546,940) (289,679)
(285) (113)
(1,355,237) (3,421,647)
(1,947,431) (3,730,101)
(3,097,670) (197,970,126)
3,084,901 (159,433,221)
44,602,022 204,035,243
$ 47,686,923 $ 44,602,022
$ 66,538 $ 115,314
44,969 18,662
(334,572) (544,264)
(223,065) (410,288)
1,427,713 8,829,865
546,940 289,679
(2,697,380) (12,007,647)
(722,727) (2,888,103)
— —
285 113
— —
285 113
4,750,660 11,994,449
1,354,900 3,420,683
— (115,294,990)
(8,257,723) (94,791,990)
(2,152,163) (194,671,848)
$ (3,097,670) $ (197,970,126)

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - October 31, 2024 - International Funds
Nationwide International Small Cap Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 2,141 11,841
Reinvested 948 154
Redeemed (13,034) (3,955)
Total Class A Shares (9,945) 8,040
Class R6 Shares
Issued 6,559,691 3,824,193
Reinvested 1,329,958 680,454
Redeemed (43,618,449) (8,385,844)
Total Class R6 Shares (35,728,800) (3,881,197)
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 2,838,377 2,128,569
Reinvested 179,951 56,419
In-kind Redemption (Note 3) — —
Redeemed (1,474,895) (1,341,558)
Total Institutional Service Class Shares 1,543,433 843,430
Total change in shares (34,195,312) (3,029,727)

International Funds - October 31, 2024 - Statements of Changes in Net Assets - 51
Nationwide Janus Henderson Overseas Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
3,464 6,413
2,434 1,063
(17,043) (30,002)
(11,145) (22,526)
71,192 480,687
29,081 16,313
(133,290) (659,915)
(33,017) (162,915)
— —
15 6
— —
15 6
235,132 639,555
70,683 189,197
— (6,332,279)
(418,658) (4,709,620)
(112,843) (10,213,147)
(156,990) (10,398,582)

52 - Financial Highlights - October 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 9.43 $ 0.60 $ 0.50 $ 1.10 $ (0.53) $ — $ (0.53) $ 10.00 11.91% $ 38,516 0.99% 6.16% 1.15% 220.79%
10/31/2023 9.68 0.60 0.12 0.72 (0.47) (0.50) (0.97) 9.43 7.90% 15,994 0.90% 6.36% 1.10% 49.85%
10/31/2022 10.55 0.49 (0.96) (0.47) (0.40) — (0.40) 9.68 (4.55)% 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
10/31/2020 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) 10.11 (0.05)% 2,800 0.84% 4.46% 1.07% 102.30%
Class R6 Shares
10/31/2024 9.43 0.65 0.50 1.15 (0.57) — (0.57) 10.01 12.55% 70,980 0.49% 6.68% 0.65% 220.79%
10/31/2023 9.69 0.64 0.10 0.74 (0.50) (0.50) (1.00) 9.43 8.15% 54,882 0.49% 6.75% 0.71% 49.85%
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
10/31/2020 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) 10.11 0.20% 109,284 0.50% 4.78% 0.73% 102.30%
Institutional Service Class Shares
10/31/2024 9.43 0.64 0.50 1.14 (0.56) — (0.56) 10.01 12.41% 530,870 0.61% 6.52% 0.77% 220.79%
10/31/2023 9.68 0.62 0.12 0.74 (0.49) (0.50) (0.99) 9.43 8.13% 147,999 0.61% 6.63% 0.82% 49.85%
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
10/31/2020 10.38 0.47 (0.47) — (0.28) — (0.28) 10.10 0.18% 36,067 0.61% 4.73% 0.84% 102.30%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - October 31, 2024 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2024 $ 7.94 $ 0.18 $ 1.75 $ 1.93 $ (0.24) $ — $ (0.24) $ 9.63 24.53% $ 4,945 1.20% 1.92% 1.20% 38.37%
10/31/2023 6.84 0.17 1.11 1.28 (0.18) — (0.18) 7.94 18.73% 3,557 1.22% 2.12% 1.22% 47.96%
10/31/2022 9.38 0.18 (2.42) (2.24) (0.30) — (0.30) 6.84 (24.53)% 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
10/31/2020 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) 7.33 (4.47)% 3,633 1.28% 1.28% 1.28% 53.09%
Class M Shares
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 188,371 0.88% 2.21% 0.88% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.27% 155,910 0.89% 2.50% 0.89% 47.96%
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 139,648 0.94% 1.68% 0.94% 53.09%
Class R6 Shares
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 1,649 0.88% 2.22% 0.88% 38.37%
10/31/2023 6.85 0.21 1.11 1.32 (0.21) — (0.21) 7.96 19.27% 1,374 0.89% 2.53% 0.89% 47.96%
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 5,560 0.94% 1.62% 0.94% 53.09%
Institutional Service Class Shares
10/31/2024 7.96 0.20 1.76 1.96 (0.26) — (0.26) 9.66 24.85% 3,551 0.94% 2.10% 0.94% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.21% 3,485 0.93% 2.44% 0.93% 47.96%
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
10/31/2020 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) 7.33 (4.30)% 10,036 0.98% 1.48% 0.98% 53.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

54 - Financial Highlights - October 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
10/31/2024 $ 18.48 $ 0.04 $ 4.15 $ 4.19 $ (0.07) $ — $ (0.07) $ 22.60 22.72% $ 39,889 1.23% 0.17% 1.23% 31.22%
10/31/2023 18.17 0.05 1.90 1.95 (0.06) (1.58) (1.64) 18.48 11.31% 35,482 1.25% 0.25% 1.32% 42.83%
10/31/2022 25.87 0.10 (4.68) (4.58) (0.08) (3.04) (3.12) 18.17 (19.99)% 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
10/31/2020 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) 18.29 6.37% 35,464 1.30% 0.24% 1.61% 38.94%
Class R6 Shares
10/31/2024 19.37 0.12 4.36 4.48 (0.15) — (0.15) 23.70 23.19% 9,333 0.89% 0.52% 0.89% 31.22%
10/31/2023 18.96 0.12 1.98 2.10 (0.11) (1.58) (1.69) 19.37 11.67% 7,487 0.90% 0.62% 0.95% 42.83%
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
10/31/2020 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) 18.99 6.78% 6,221 0.95% 0.59% 1.26% 38.94%
Institutional Service Class Shares
10/31/2024 19.39 0.06 4.36 4.42 (0.10) — (0.10) 23.71 22.83% 170,533 1.14% 0.25% 1.14% 31.22%
10/31/2023 18.97 0.11 1.97 2.08 (0.08) (1.58) (1.66) 19.39 11.58% 153,290 1.02% 0.57% 1.02% 42.83%
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
10/31/2020 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) 18.99 6.70% 4,184 1.05% 0.49% 1.36% 38.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - October 31, 2024 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 8.37 $ 0.14 $ 1.88 $ 2.02 $ (0.25) $ — $ (0.25) $ 10.14 24.35% $ 290 1.23% 1.43% 1.37% 88.45%
10/31/2023 7.87 0.13 0.41 0.54 (0.04) — (0.04) 8.37 6.85% 322 1.25% 1.41% 1.39% 81.93%
10/31/2022 13.67 0.11 (4.00) (3.89) (0.47) (1.44) (1.91) 7.87 (32.45)% 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
10/31/2020 9.78 0.07 0.06 0.13 (0.25) — (0.25) 9.66 1.23% 115 1.30% 0.79% 1.34% 91.59%
Class R6 Shares
10/31/2024 8.43 0.18 1.88 2.06 (0.30) — (0.30) 10.19 24.62%(g) 224,998 0.90% 1.87% 1.03% 88.45%
10/31/2023 7.95 0.16 0.43 0.59 (0.11) — (0.11) 8.43 7.28% 486,988 0.90% 1.79% 1.03% 81.93%
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
10/31/2020 9.82 0.10 0.06 0.16 (0.26) — (0.26) 9.72 1.50% 511,412 0.99% 1.11% 1.03% 91.59%
Institutional Service Class Shares
10/31/2024 8.41 0.17 1.88 2.05 (0.28) — (0.28) 10.18 24.50% 79,530 1.03% 1.72% 1.17% 88.45%
10/31/2023 7.94 0.15 0.41 0.56 (0.09) — (0.09) 8.41 7.03% 52,678 1.01% 1.69% 1.14% 81.93%
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
10/31/2020 9.81 0.10 0.04 0.14 (0.25) — (0.25) 9.70 1.37% 26,867 1.11% 1.01% 1.15% 91.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

56 - Financial Highlights - October 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Janus Henderson Overseas Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 17.44 $ 0.28 $ 2.95 $ 3.23 $ (0.78) $ — $ (0.78) $ 19.89 18.87% $ 977 1.10% 1.41% 1.51% 43.00%
10/31/2023 15.35 0.26 2.08 2.34 (0.25) — (0.25) 17.44 15.23% 1,051 1.12% 1.41% 1.44% 40.07%(g)
10/31/2022 30.62 0.05 (13.56) (13.51) (h) — (1.76) (1.76) 15.35 (46.40)%(h) 1,271 1.09% 0.27% 1.20% 104.12%
10/31/2021 24.88 (0.14) 6.65 6.51 (i) (0.06) (0.71) (0.77) 30.62 26.44%(i) 3,634 1.05% (0.45)% 1.14% 19.84%
10/31/2020 18.04 0.21 6.74 6.95 (0.11) — (0.11) 24.88 38.57%(j) 1,584 1.06% 0.98% 1.18% 26.04%
Class R6 Shares
10/31/2024 17.64 0.36 2.97 3.33 (0.87) — (0.87) 20.10 19.28% 11,944 0.75% 1.80% 1.16% 43.00%
10/31/2023 15.55 0.31 2.13 2.44 (0.35) — (0.35) 17.64 15.67% 11,062 0.75% 1.68% 1.07% 40.07%(g)
10/31/2022 30.88 0.16 (13.73) (13.57) (h) — (1.76) (1.76) 15.55 (46.19)%(h) 12,288 0.72% 0.87% 0.83% 104.12%
10/31/2021 25.00 (0.04) 6.70 6.66 (i) (0.07) (0.71) (0.78) 30.88 26.90%(i) 11,343 0.72% (0.13)% 0.81% 19.84%
10/31/2020 18.50 0.20 6.89 7.09 (0.59) — (0.59) 25.00 39.04%(j) 1,220 0.72% 0.96% 0.84% 26.04%
Eagle Class Shares
10/31/2024 18.05 0.37 3.02 3.39 (0.87) — (0.87) 20.57 19.16%(j) 7 0.75% 1.79% 1.16% 43.00%
10/31/2023 15.90 0.34 2.17 2.51 (0.36) — (0.36) 18.05 15.74%(j) 6 0.75% 1.80% 1.09% 40.07%(g)
10/31/2022 31.54 0.15 (14.03) (13.88) (h) — (1.76) (1.76) 15.90 (46.22)%(h)(j) 5 0.72% 0.74% 0.83% 104.12%
10/31/2021 25.58 (0.04) 6.78 6.74 (i) (0.07) (0.71) (0.78) 31.54 26.59%(i)(j) 9 0.73% (0.13)% 0.81% 19.84%
10/31/2020 18.53 0.21 6.98 7.19 (0.14) — (0.14) 25.58 38.87%(j) 7 0.83% 0.98% 0.94% 26.04%
Institutional Service Class Shares
10/31/2024 17.99 0.32 3.05 3.37 (0.82) — (0.82) 20.54 19.12% 34,758 0.94% 1.57% 1.35% 43.00%
10/31/2023 15.85 0.25 2.18 2.43 (0.29) — (0.29) 17.99 15.35% 32,483 0.95% 1.37% 1.13% 40.07%(g)
10/31/2022 31.50 0.12 (14.01) (13.89) (h) — (1.76) (1.76) 15.85 (46.31)%(h) 190,471 0.95% 0.58% 1.05% 104.12%
10/31/2021 25.56 (0.11) 6.82 6.71 (i) (0.06) (0.71) (0.77) 31.50 26.52%(i) 280,400 0.97% (0.36)% 1.05% 19.84%
10/31/2020 18.52 0.17 7.00 7.17 (0.13) — (0.13) 25.56 38.73% 255,276 0.94% 0.80% 1.05% 26.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind (Note 3).
(h) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.23, $0.12, $0.18 and $0.16 per share for Class A, Class R6, Eagle Class and Institutional Service Class respectively. Excluding the settlement proceeds, the Class A, Class R6, Eagle Class and Institutional
Service Class total returns are -47.21%, -46.61%, -46.83% and -46.85%, respectively. (Note 12)
(i) Includes payment by Nationwide Retirement Solutions ("NRS"), an affiliate, to offset capital losses due to the sale of securities. The payment impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes. Excluding the payment from NRS, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 26.40%, 26.86%, 26.55% and 26.48%, respectively.
(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - October 31, 2024 - Notes to Financial Statements - 57
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Janus Henderson Overseas Fund ("Overseas")
The Funds, as applicable, currently offer Class A, Class M, Class R6, Eagle Class and Institutional Service Class shares.
Effective February 12, 2024, Class C shares converted to Class A shares for Strategic Income, International Equities and Global
Sustainable Equity. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

58 - Notes to Financial Statements - October 31, 2024 - International Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

International Funds - October 31, 2024 - Notes to Financial Statements - 59
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 114,634,140 $ – $ 114,634,140
Collateralized Mortgage Obligations – 90,023,513 – 90,023,513
Commercial Mortgage-Backed Securities – 20,071,544 – 20,071,544
Common Stock – – 421,940 421,940
Corporate Bonds
Aerospace & Defense – 5,792,611 – 5,792,611
Automobiles – 6,637,370 – 6,637,370
Banks – 80,203,799 – 80,203,799
Beverages – 1,448,171 – 1,448,171
Capital Markets – 12,952,865 – 12,952,865
Chemicals – 2,126,264 – 2,126,264
Commercial Services & Supplies – 9,303,897 – 9,303,897
Construction Materials – 3,484,238 – 3,484,238
Consumer Finance – 29,009,906 – 29,009,906
Consumer Staples Distribution & Retail – 1,923,425 – 1,923,425
Containers & Packaging – 1,547,895 – 1,547,895
Diversified Consumer Services – 742,008 – 742,008
Diversified REITs – 5,274,814 – 5,274,814
Diversified Telecommunication Services – 3,957,662 – 3,957,662
Electric Utilities – 4,880,097 – 4,880,097
Electrical Equipment – 627,707 – 627,707
Electronic Equipment, Instruments &
Components – 3,105,524 – 3,105,524
Energy Equipment & Services – 3,118,291 – 3,118,291
Financial Services – 33,420,939 – 33,420,939
Food Products – 3,587,945 – 3,587,945
Gas Utilities – 1,064,325 – 1,064,325
Ground Transportation – 1,134,214 – 1,134,214
Health Care Equipment & Supplies – 1,045,042 – 1,045,042
Health Care Providers & Services – 4,808,583 – 4,808,583
Health Care REITs – 3,342,464 – 3,342,464
Hotels, Restaurants & Leisure – 13,720,984 – 13,720,984

60 - Notes to Financial Statements - October 31, 2024 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ – $ 1,706,159 $ – $ 1,706,159
Industrial REITs – 755,831 – 755,831
Insurance – 30,018,706 – 30,018,706
IT Services – 4,325,629 – 4,325,629
Media – 4,267,155 – 4,267,155
Metals & Mining – 3,261,427 – 3,261,427
Multi-Utilities – 3,199,237 – 3,199,237
Office REITs – 2,621,623 – 2,621,623
Oil, Gas & Consumable Fuels – 41,138,691 – 41,138,691
Passenger Airlines – 13,152,397 – 13,152,397
Pharmaceuticals – 2,328,428 – 2,328,428
Real Estate Management & Development – 3,211,193 – 3,211,193
Residential REITs – 5,474,290 – 5,474,290
Semiconductors & Semiconductor
Equipment – 8,117,207 – 8,117,207
Software – 3,316,967 – 3,316,967
Trading Companies & Distributors – 1,033,652 – 1,033,652
Wireless Telecommunication Services – 1,810,570 – 1,810,570
Total Corporate Bonds $ – $ 368,000,202 $ – $ 368,000,202
Foreign Government Securities – 5,980,493 – 5,980,493
Forward Foreign Currency Contracts – 7,447 – 7,447
Futures Contracts# 7,216,276 – – 7,216,276
Loan Participations – 13,214,183 – 13,214,183
Mortgage-Backed Securities – 104,866,786 – 104,866,786
Repurchase Agreements – 16,945,774 – 16,945,774
Short-Term Investment – 17,990,605 – 17,990,605
Supranational – 1,030,550 – 1,030,550
Warrants 14,956 – – 14,956
Total Assets $ 7,231,232 $ 752,765,237 $ 421,940 $ 760,418,409
Liabilities:
Credit Default Swaps† $ – $ (476,938) $ – $ (476,938)
Forward Foreign Currency Contracts – (7,278) – (7,278)
Total Liabilities $ – $ (484,216) $ – $ (484,216)
Total $ 7,231,232 $ 752,281,021 $ 421,940 $ 759,934,193
International Equities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,533,188 $ – $ 2,533,188
Air Freight & Logistics – 803,409 – 803,409
Automobile Components – 768,816 – 768,816
Automobiles – 6,759,278 – 6,759,278
Banks 546,558 22,593,230 – 23,139,788
Beverages 760,000 3,164,274 – 3,924,274
Broadline Retail 1,823,930 2,426,425 – 4,250,355
Building Products – 2,314,481 – 2,314,481
Capital Markets – 5,707,637 – 5,707,637
Chemicals – 2,872,625 – 2,872,625
Commercial Services & Supplies – 1,173,007 – 1,173,007
Communications Equipment – 1,248,143 – 1,248,143
Construction & Engineering – 1,057,446 – 1,057,446
Construction Materials – 2,800,341 – 2,800,341
Consumer Staples Distribution & Retail – 2,161,960 – 2,161,960
Diversified Consumer Services – 1,100,156 – 1,100,156
Diversified Telecommunication Services – 4,460,312 – 4,460,312
Electric Utilities – 4,044,999 – 4,044,999

International Funds - October 31, 2024 - Notes to Financial Statements - 61
Level 1 Level 2 Level 3 Total
Assets:
Electrical Equipment $ – $ 7,472,258 $ – $ 7,472,258
Electronic Equipment, Instruments &
Components – 556,830 – 556,830
Entertainment 1,410,750 1,548,778 – 2,959,528
Financial Services – 2,182,557 – 2,182,557
Food Products – 6,881,891 – 6,881,891
Health Care Equipment & Supplies – 1,657,841 – 1,657,841
Hotels, Restaurants & Leisure – 2,046,106 – 2,046,106
Household Durables – 2,683,113 – 2,683,113
Household Products – 1,711,191 – 1,711,191
Industrial Conglomerates – 3,828,786 – 3,828,786
Insurance – 9,334,650 – 9,334,650
Interactive Media & Services – 1,300,695 – 1,300,695
IT Services – 2,794,585 – 2,794,585
Machinery – 4,495,544 – 4,495,544
Marine Transportation – 945,031 – 945,031
Media – 1,773,750 – 1,773,750
Metals & Mining – 3,966,231 – 3,966,231
Multi-Utilities – 2,407,188 – 2,407,188
Oil, Gas & Consumable Fuels – 6,175,872 – 6,175,872
Personal Care Products – 5,078,740 – 5,078,740
Pharmaceuticals 3,557,500 13,675,662 – 17,233,162
Professional Services – 5,952,410 – 5,952,410
Real Estate Management & Development – 883,351 – 883,351
Semiconductors & Semiconductor
Equipment 6,030,309 3,227,096 – 9,257,405
Software 1,039,260 3,038,505 – 4,077,765
Specialty Retail – 3,251,225 – 3,251,225
Technology Hardware, Storage &
Peripherals – 2,143,206 – 2,143,206
Textiles, Apparel & Luxury Goods – 3,325,121 – 3,325,121
Trading Companies & Distributors – 4,442,266 – 4,442,266
Transportation Infrastructure – 1,104,474 – 1,104,474
Wireless Telecommunication Services 927,000 1,428,330 – 2,355,330
Total Common Stocks $ 16,095,307 $ 179,303,010 $ – $ 195,398,317
Repurchase Agreement – 1,808,500 – 1,808,500
Total $ 16,095,307 $ 181,111,510 $ – $ 197,206,817
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 1,236,393 $ 1,520,463 $ – $ 2,756,856
Automobiles 1,496,224 – – 1,496,224
Banks – 3,390,613 – 3,390,613
Biotechnology 2,856,349 1,317,629 – 4,173,978
Broadline Retail 9,422,994 – – 9,422,994
Building Products 1,586,853 – – 1,586,853
Capital Markets 5,045,846 6,124,871 – 11,170,717
Chemicals 7,755,040 – – 7,755,040
Commercial Services & Supplies 3,729,445 – – 3,729,445
Construction & Engineering 3,062,383 – – 3,062,383
Consumer Staples Distribution & Retail 3,311,394 – – 3,311,394
Electrical Equipment 5,649,676 2,007,740 – 7,657,416
Electronic Equipment, Instruments &
Components – 4,800,534 – 4,800,534
Energy Equipment & Services 2,747,800 – – 2,747,800
Entertainment 7,902,134 2,326,691 – 10,228,825

62 - Notes to Financial Statements - October 31, 2024 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Financial Services $ 13,189,209 $ – $ – $ 13,189,209
Food Products – 3,951,512 – 3,951,512
Ground Transportation 2,813,022 – – 2,813,022
Health Care Equipment & Supplies – 6,047,928 – 6,047,928
Health Care Providers & Services 6,216,839 – – 6,216,839
Hotels, Restaurants & Leisure 2,472,689 – – 2,472,689
Household Durables – 3,368,387 – 3,368,387
Insurance 6,022,040 4,033,950 – 10,055,990
IT Services 3,399,469 – – 3,399,469
Leisure Products 1,259,174 – – 1,259,174
Life Sciences Tools & Services 2,005,506 – – 2,005,506
Machinery 2,844,864 2,514,985 – 5,359,849
Oil, Gas & Consumable Fuels 1,984,980 2,761,986 – 4,746,966
Personal Care Products – 6,933,962 – 6,933,962
Pharmaceuticals 6,308,513 3,182,092 – 9,490,605
Semiconductors & Semiconductor
Equipment 16,566,753 – – 16,566,753
Software 29,022,640 – – 29,022,640
Specialty Retail 4,090,330 – – 4,090,330
Technology Hardware, Storage &
Peripherals 1,958,386 – – 1,958,386
Trading Companies & Distributors – 2,526,889 – 2,526,889
Wireless Telecommunication Services 4,262,133 – – 4,262,133
Total Common Stocks $ 160,219,078 $ 56,810,232 $ – $ 217,029,310
Repurchase Agreements – 3,626,712 – 3,626,712
Total $ 160,219,078 $ 60,436,944 $ – $ 220,656,022
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,243,413 $ – $ 2,243,413
Automobile Components – 3,309,321 – 3,309,321
Banks 650,193 20,308,707 – 20,958,900
Beverages – 1,801,086 – 1,801,086
Biotechnology 5,312,148 2,480,046 – 7,792,194
Broadline Retail – 2,741,818 – 2,741,818
Building Products – 2,167,806 – 2,167,806
Capital Markets – 3,447,869 – 3,447,869
Chemicals – 9,208,230 – 9,208,230
Commercial Services & Supplies – 929,975 – 929,975
Construction & Engineering – 4,469,721 – 4,469,721
Construction Materials – 2,466,069 – 2,466,069
Consumer Finance – 2,345,321 – 2,345,321
Consumer Staples Distribution & Retail – 3,455,704 – 3,455,704
Containers & Packaging – 2,965,698 – 2,965,698
Distributors – 2,262,865 – 2,262,865
Diversified REITs – 4,381,923 – 4,381,923
Diversified Telecommunication Services – 1,896,090 – 1,896,090
Electric Utilities – 4,624,201 – 4,624,201
Electrical Equipment – 3,423,645 – 3,423,645
Electronic Equipment, Instruments &
Components – 10,550,641 – 10,550,641
Energy Equipment & Services 404,793 2,995,055 – 3,399,848
Financial Services – 5,115,450 – 5,115,450
Food Products – 2,025,688 – 2,025,688
Gas Utilities – 4,210,305 – 4,210,305
Ground Transportation 751,706 1,674,541 – 2,426,247

International Funds - October 31, 2024 - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Health Care Equipment & Supplies $ – $ 2,386,746 $ – $ 2,386,746
Health Care Providers & Services 714,217 – – 714,217
Health Care Technology – 1,382,404 – 1,382,404
Hotel & Resort REITs – 765,251 – 765,251
Hotels, Restaurants & Leisure 254,638 6,228,104 – 6,482,742
Household Durables – 5,940,389 – 5,940,389
Industrial Conglomerates – 3,042,206 – 3,042,206
Insurance – 8,059,953 – 8,059,953
Interactive Media & Services 519,246 – – 519,246
IT Services – 3,618,796 – 3,618,796
Leisure Products – 5,445,540 – 5,445,540
Life Sciences Tools & Services – 5,622,393 – 5,622,393
Machinery – 20,383,898 – 20,383,898
Marine Transportation – 2,672,761 – 2,672,761
Media – 5,897,637 – 5,897,637
Metals & Mining 2,658,818 6,268,788 – 8,927,606
Office REITs – 1,429,313 – 1,429,313
Oil, Gas & Consumable Fuels 2,960,136 6,299,743 – 9,259,879
Passenger Airlines – 622,294 – 622,294
Personal Care Products 880,014 707,452 – 1,587,466
Pharmaceuticals 2,728,718 2,373,187 – 5,101,905
Professional Services 4,583,316 8,304,891 – 12,888,207
Real Estate Management & Development 1,425,475 14,599,187 – 16,024,662
Retail REITs – 4,352,526 – 4,352,526
Semiconductors & Semiconductor
Equipment 3,036,513 6,630,315 – 9,666,828
Software 8,395,705 2,784,407 – 11,180,112
Specialized REITs – 3,297,232 – 3,297,232
Specialty Retail – 8,666,230 – 8,666,230
Textiles, Apparel & Luxury Goods – 2,673,329 – 2,673,329
Trading Companies & Distributors – 4,782,316 – 4,782,316
Transportation Infrastructure – 3,530,221 – 3,530,221
Water Utilities – 1,204,507 – 1,204,507
Total Common Stocks $ 35,275,636 $ 257,473,204 $ – $ 292,748,840
Exchange Traded Fund 8,401,787 – – 8,401,787
Repurchase Agreements – 21,381,550 – 21,381,550
Rights – – – –
Total $ 43,677,423 $ 278,854,754 $ – $ 322,532,177
Overseas
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,895,632 $ – $ 1,895,632
Automobiles – 2,453,000 – 2,453,000
Banks – 7,911,412 – 7,911,412
Beverages – 1,982,662 – 1,982,662
Biotechnology 2,231,026 – – 2,231,026
Chemicals – 969,748 – 969,748
Commercial Services & Supplies – 849,868 – 849,868
Diversified Telecommunication Services – 1,321,979 – 1,321,979
Electronic Equipment, Instruments &
Components – 1,149,057 – 1,149,057
Entertainment 1,833,446 – – 1,833,446
Ground Transportation 303,047 – – 303,047
Hotels, Restaurants & Leisure 375,001 840,090 – 1,215,091
Industrial REITs – 966,319 – 966,319
Insurance – 2,961,545 – 2,961,545

64 - Notes to Financial Statements - October 31, 2024 - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and
Level 1 Level 2 Level 3 Total
Assets:
IT Services $ – $ 746,098 $ – $ 746,098
Life Sciences Tools & Services 957,960 – – 957,960
Machinery – 486,174 – 486,174
Metals & Mining 1,820,782 – – 1,820,782
Oil, Gas & Consumable Fuels 1,426,187 771,410 – 2,197,597
Personal Care Products – 915,223 – 915,223
Pharmaceuticals – 2,942,053 – 2,942,053
Semiconductors & Semiconductor
Equipment – 5,279,261 – 5,279,261
Technology Hardware, Storage &
Peripherals – 714,666 – 714,666
Textiles, Apparel & Luxury Goods – 1,979,539 – 1,979,539
Wireless Telecommunication Services – 584,186 – 584,186
Total Common Stocks $ 8,947,449 $ 37,719,922 $ – $ 46,667,371
Repurchase Agreement – 2,176,732 – 2,176,732
Total $ 8,947,449 $ 39,896,654 $ – $ 48,844,103
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of October 31, 2024, Strategic Income held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2024, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2024, International Small Cap held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Strategic Income
Common
Stocks Total
Balance as of 10/31/2023 $ 187,316 $ 187,316
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 234,624 234,624
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2024 $ 421,940 $ 421,940
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2024 ** $ 234,624 $ 234,624
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

International Funds - October 31, 2024 - Notes to Financial Statements - 65
bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held

66 - Notes to Financial Statements - October 31, 2024 - International Funds
in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of October 31, 2024, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.

International Funds - October 31, 2024 - Notes to Financial Statements - 67
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.

68 - Notes to Financial Statements - October 31, 2024 - International Funds
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

International Funds - October 31, 2024 - Notes to Financial Statements - 69
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2024:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2024:
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 7,447
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 7,216,276
Total $ 7,223,723
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (476,938)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (7,278)
Total $ (484,216)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (5,976,079)
Forward Foreign Currency Contracts
Currency risk (12,303)
Futures Contracts
Interest rate risk (4,446,702)
Total $ (10,435,084)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (659,809)
Forward Foreign Currency Contracts
Currency risk (13,008)
Futures Contracts
Interest rate risk 4,769,120
Total $ 4,096,303

70 - Notes to Financial Statements - October 31, 2024 - International Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2024, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2024:
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 8 5 , 018 , 383
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 68,643
Average Settlement Value Sold $ 3,654,005
Futures Contracts:
Average Notional Balance Long $ 18,504,942
Average Notional Balance Short $ 149,021,984
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
HSBC Bank, N.A.
Forward Foreign
Currency Contracts $ 7,447 $ (7,278) $ — $ 169
Total $ 7,447 $ (7,278) $ — $ 169
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
HSBC Bank, N.A.
Forward Foreign
Currency Contracts (7,278) 7,278 — —
Total $ (7,278) $ 7,278 $ — $ —

International Funds - October 31, 2024 - Notes to Financial Statements - 71
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of October 31, 2024, the Funds did not have unfunded loan commitments.
(i) Securities Lending
During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Strategic Income $ 16,945,774
International Equities 1,808,500
Global Sustainable Equity 3,626,712
International Small Cap 21,381,550
Overseas 2,176,732

72 - Notes to Financial Statements - October 31, 2024 - International Funds
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the year ended October 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.88%, dated 10/31/2024, due 11/1/2024, repurchase price $126,577,708, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 11/15/2024 - 11/15/2050; total market value $129,109,299.
Santander US Capital Markets, 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $37,004,985, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.70%, maturing 11/15/2024 - 2/15/2050; total market value
$37,745,084.
Societe Generale, 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $111,014,954, collateralized by U.S. Government
Treasury Securities, ranging from 4.00% - 4.25%, maturing 11/15/2040 - 11/15/2042; total market value $113,220,070.

International Funds - October 31, 2024 - Notes to Financial Statements - 73
As of October 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,945,774 $ – $ 4,945,774 $ (4,945,774) $ –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Societe Generale 10,000,000 – 10,000,000 (10,000,000) –
Total $ 16,945,774 $ – $ 16,945,774 $ (16,945,774) $ –
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,808,500 $ – $ 1,808,500 $ (1,808,500) $ –
Total $ 1,808,500 $ – $ 1,808,500 $ (1,808,500) $ –
Global Sustainable Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,626,712 $ – $ 1,626,712 $ (1,626,712) $ –
Societe Generale 2,000,000 – 2,000,000 (2,000,000) –
Total $ 3,626,712 $ – $ 3,626,712 $ (3,626,712) $ –

74 - Notes to Financial Statements - October 31, 2024 - International Funds
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 13,381,550 $ – $ 13,381,550 $ (13,381,550) $ –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Societe Generale 5,000,000 – 5,000,000 (5,000,000) –
Total $ 21,381,550 $ – $ 21,381,550 $ (21,381,550) $ –
Overseas
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,176,732 $ – $ 2,176,732 $ (2,176,732) $ –
Total $ 2,176,732 $ – $ 2,176,732 $ (2,176,732) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - October 31, 2024 - Notes to Financial Statements - 75
a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, International Small Cap, and Overseas. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to treatment of notional principal contracts, amortization, and investments in passive foreign investment companies ("PFICs"). Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2024 may primarily be attributable to treatment of notional principal contracts, mark-to-market adjustments on futures, investments in perpetual bonds, investments in PFICs, treatment of corporate actions, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a
Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2024 were as follows:
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund Capital
Total
Distributable
Earnings (Loss)
Strategic Income $ (113,847) $ 113,847
International Equities – –
Global Sustainable Equity – –
International Small Cap – –
Overseas – –

76 - Notes to Financial Statements - October 31, 2024 - International Funds
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Strategic Income Amundi Asset Management US, Inc.
International Equities Bailard, Inc.
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
Overseas Janus Henderson Investors US LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Global Sustainable Equity(a) Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million up to $1 billion 0.58%
$1 billion and more 0.55%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Overseas Up to $200 million 0.70%
$200 million up to $500 million 0.68%
$500 million and more 0.65%
(a) Effective October 1, 2024.

International Funds - October 31, 2024 - Notes to Financial Statements - 77
Prior to October 1, 2024, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on the Funds' average daily net assets according to the following schedule.
For the year ended October 31, 2024, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund Fee Schedule
Advisory Fee
(annual rate)
Global Sustainable Equity Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Strategic Income 0.55% 0.39%
International Equities 0.75 0.75
Global Sustainable Equity 0.74 0.74
International Small Cap 0.94 0.81
Overseas 0.70 0.28
Fund Classes
Amount
(annual rate)
Strategic Income All Classes 0.49%
International Equities All Classes 1.10
Global Sustainable Equity All Classes 0.80 (a)
International Small Cap All Classes 0.89
Overseas All Classes 0.72
(a) Effective October 1, 2024, prior to this the expense limitation rate was 0.90%.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Strategic Income $ 334,132 $ 326,718 $ 628,843 $ 1,289,693
International Equities — — — —
Global Sustainable Equity 99,623 28,717 — 128,340
International Small Cap 407,730 797,311 761,946 1,966,987
Overseas 252,496 232,879 198,533 683,908

78 - Notes to Financial Statements - October 31, 2024 - International Funds
Pursuant to the Expense Limitation Agreement, during the year ended October 31, 2024, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2024, NFM earned an aggregate of $618,176 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2024, the Funds’ aggregate portion of such costs amounted to $5,892.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2024, the Funds imposed aggregate front-end sales charges of $36,196. From these fees, NFD retained a portion amounting to $4,538.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for International Equities, Global Sustainable Equity, International
Small Cap, and Overseas. Applicable Class A CDSCs are 0.75% for Strategic Income. Class C CDSCs are 1.00% for all Funds.
During the year ended October 31, 2024, the Funds did not impose CDSCs.
Fund Amount
Global Sustainable Equity
$ 68,100
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

International Funds - October 31, 2024 - Notes to Financial Statements - 79
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Eagle Class, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2024, each Fund’s total administrative services fees were as follows:
As of October 31, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
On April 10, 2023, shares of certain Funds were redeemed for investments. The amount of in-kind redemptions is included in capital transactions and share transactions in the accompanying Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero
Fund Class A Class C
Institutional
Service Class
Strategic Income 0.25% 0.01% 0.12%
International Equities 0.07 0.01 0.06
Global Sustainable Equity 0.09 N/A 0.25
International Small Cap 0.08 N/A 0.12
Overseas 0.11 N/A 0.19
N/A — Not Applicable.
Fund Amount
Strategic Income $ 440,730
International Equities 5,696
Global Sustainable Equity 471,012
International Small Cap 78,881
Overseas 67,043
Fund
% of Shares
Outstanding
Owned
Strategic Income 10.28%
International Equities —
Global Sustainable Equity 73.79
International Small Cap 0.15
Overseas 51.95
Overseas
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Institutional Service Class 4/10/2023 $ 122,797,453 $ 6,332,279 $ 115,294,990 $ 7,502,463 $ 18,230,527

80 - Notes to Financial Statements - October 31, 2024 - International Funds
percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended October 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans
Fund Purchases
*
Sales
*
Strategic Income $ 1,394,573,274 $ 883,791,224
International Equities 73,612,030 77,283,556
Global Sustainable Equity 68,749,809 89,931,598
International Small Cap 483,962,445 834,172,432
Overseas 19,986,647 23,763,308
* Includes purchases and sales of long-term U.S. Government securities, if any.

International Funds - October 31, 2024 - Notes to Financial Statements - 81
with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may

82 - Notes to Financial Statements - October 31, 2024 - International Funds
decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by

International Funds - October 31, 2024 - Notes to Financial Statements - 83
requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2024, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Fund % of Shares
Number of
Accounts
Strategic Income 78.28% 5
International Equities 89.01 1
Global Sustainable Equity 76.83 3(a)
International Small Cap 65.57 2
Overseas 93.80 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 46
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Strategic Income $ 22,437,086 $ – $ 22,437,086 $ – $ 22,437,086
International Equities 5,515,747 – 5,515,747 – 5,515,747
Global Sustainable Equity 979,060 – 979,060 – 979,060
International Small Cap 15,261,812 – 15,261,812 – 15,261,812
Overseas 1,947,431 – 1,947,431 – 1,947,431
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Strategic Income $ 12,741,193 $ 1,544,111 $ 14,285,304 $ – $ 14,285,304
International Equities 4,377,725 – 4,377,725 – 4,377,725
Global Sustainable Equity 169,960 3,939,962 4,109,922 – 4,109,922
International Small Cap 6,860,890 – 6,860,890 – 6,860,890
Overseas 3,730,101 – 3,730,101 – 3,730,101
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

84 - Notes to Financial Statements - October 31, 2024 - International Funds
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2024.
During the year ended October 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Strategic Income $ 3,778,744 $ – $ 3,778,744 $ 434,480 $ – $ (1,809,870) $ 2,640,011 $ 5,043,365
International
Equities 4,127,233 – 4,127,233 – – (982,691) 41,557,914 44,702,456
Global Sustainable
Equity 4,410,948 10,959,294 15,370,242 – – – 44,093,986 59,464,228
International Small
Cap 21,762,328 – 21,762,328 – – (18,466,715) 24,807,215 28,102,828
Overseas 406,452 – 406,452 – – (9,958,232) 7,407,756 (2,144,024)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Strategic Income $ 749,288,255 $ 11,959,291 $ (9,227,199) $ 2,732,092
International Equities 155,632,038 46,517,211 (4,942,432) 41,574,779
Global Sustainable Equity 176,558,037 53,376,688 (9,278,703) 44,097,985
International Small Cap 297,668,830 39,943,775 (15,080,428) 24,863,347
Overseas 41,414,587 10,033,405 (2,603,889) 7,429,516
Fund Amount
Strategic Income $ (1,809,870)
International Equities (982,691)
International Small Cap (18,466,715)
Overseas (9,958,232)
Fund Utilized
International Equities $ 10,331,069
Global Sustainable Equity 7,000
International Small Cap 14,638,397
Overseas 3,687,522

International Funds - October 31, 2024 - Notes to Financial Statements - 85
12. Settlement Proceeds
During the year ended October 31, 2022, Overseas reached a settlement agreement in the amount of $2,049,674 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

86 - Report of Independent Registered Public Accounting Firm - October 31, 2024 - International Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Amundi Strategic Income Fund,
Nationwide Bailard International Equities Fund, Nationwide Global Sustainable Equity Fund, Nationwide International
Small Cap Fund and Nationwide Janus Henderson Overseas Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Amundi Strategic Income Fund, Nationwide Bailard International Equities Fund, Nationwide Global Sustainable Equity Fund,
Nationwide International Small Cap Fund and Nationwide Janus Henderson Overseas Fund (five of the funds constituting
Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, agent banks, issuer and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

International Funds - October 31, 2024 (Unaudited) - Supplemental Information - 87
Other Federal Tax Information
For the year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended October 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Strategic Income 0.04%
International Equities 0.04
Global Sustainable Equity 71.48
International Small Cap –
Overseas 1.97
Fund Amount Per Share
Strategic Income $ – $ –
International Equities 5,364,930 0.2611
Global Sustainable Equity – –
International Small Cap 13,677,566 0.4573
Overseas 791,552 0.3388
Fund Amount Per Share
Strategic Income $ – $ –
International Equities 350,241 0.0170
Global Sustainable Equity – –
International Small Cap 737,464 0.0247
Overseas 70,533 0.0302

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-INT (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Annual Report
October 31, 2024
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
.

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Statements of Investments 2
Statements of Assets and Liabilities 90
Statements of Operations 94
Statements of Changes in Net Assets 96
Financial Highlights 106
Notes to Financial Statements 112
Report of Independent Registered Public Accounting Firm 138
Supplemental Information 139

2 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 19,553 20,099
Automobiles 0.2%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,530
World Omni Auto Receivables
Trust
Series 2024-A, Class A3,
4.86%, 3/15/2029 170,000 170,397
Series 2024-A, Class B,
5.09%, 12/17/2029 200,000 200,573
461,500
Credit Card 0.2%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 510,962
Total Asset-Backed Securities
(cost $991,552)
992,561
Commercial Mortgage-Backed Securities 1.4%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 435,621
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 250,000 241,662
Series K739, Class A2,
1.34%, 9/25/2027 620,000 571,599
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 469,846
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 185,767
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,038,344 927,206
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 714,998
Morgan Stanley Capital I
Trust, Series 2019-H6,
Class A4, 3.42%, 6/15/2052 150,000 139,601
Total Commercial Mortgage-Backed
Securities
(cost $4,014,175) 3,686,300
Corporate Bonds 24.9%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The) ,
3.10%, 5/1/2026 50,000 48,277
3.20%, 3/1/2029 100,000 91,381
5.15%, 5/1/2030 50,000 49,347
6.13%, 2/15/2033 50,000 51,112
3.60%, 5/1/2034 15,000 12,617
6.53%, 5/1/2034(b)(c) 20,000 21,087
5.71%, 5/1/2040 140,000 134,676
5.81%, 5/1/2050 25,000 23,579
6.86%, 5/1/2054(b) 60,000 64,334
General Dynamics Corp. ,
4.25%, 4/1/2040(c) 50,000 44,876
General Electric Co. ,
Series A, 6.75%,
3/15/2032(c) 100,000 111,368
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 53,317
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 42,622
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 82,432
4.15%, 6/15/2053 10,000 8,335
5.70%, 11/15/2054(c) 25,000 26,426
4.30%, 6/15/2062 10,000 8,285
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 92,098
RTX Corp. ,
4.13%, 11/16/2028 200,000 195,594
6.10%, 3/15/2034 50,000 53,556
4.50%, 6/1/2042 50,000 44,518
3.75%, 11/1/2046 50,000 38,944
3.03%, 3/15/2052 50,000 33,079
1,331,860
Air Freight & Logistics 0.1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,468
4.55%, 4/1/2046 100,000 85,071
United Parcel Service, Inc. ,
6.20%, 1/15/2038 40,000 43,863
5.30%, 4/1/2050(c) 50,000 49,595
197,997
Automobile Components 0.1%
Aptiv plc ,
5.40%, 3/15/2049 25,000 22,352
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 23,720
Lear Corp. ,
3.80%, 9/15/2027 123,000 119,398
165,470
Automobiles 0.1%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 32,491
3.25%, 2/12/2032(c) 50,000 41,832
4.75%, 1/15/2043 25,000 20,267
5.29%, 12/8/2046 25,000 21,863
General Motors Co. ,
6.25%, 10/2/2043 100,000 100,689
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 17,764

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 59,187
294,093
Banks 4.8%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 197,060
6.61%, 11/7/2028 200,000 212,281
Bank of America Corp. ,
4.25%, 10/22/2026 145,000 143,644
(SOFR + 1.05%), 2.55%,
2/4/2028(d) 100,000 95,186
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(d) 191,000 183,143
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(d) 50,000 48,543
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c)(d) 100,000 96,241
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 100,000 88,362
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 200,000 173,437
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 95,000 82,417
(SOFR + 1.83%), 4.57%,
4/27/2033(d) 40,000 38,542
(SOFR + 2.16%), 5.02%,
7/22/2033(d) 45,000 44,697
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 100,000 100,455
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 40,000 41,689
(SOFR + 1.65%), 5.47%,
1/23/2035(c)(d) 50,000 50,743
(SOFR + 1.91%), 5.43%,
8/15/2035(d) 25,000 24,627
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 25,000 24,813
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 95,000 85,856
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 100,000 71,486
5.88%, 2/7/2042 25,000 26,643
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(d) 50,000 43,664
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(d) 70,000 57,380
(SOFR + 1.56%), 2.97%,
7/21/2052(d) 30,000 20,163
Bank of Montreal ,
5.20%, 2/1/2028 50,000 50,797
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Montreal,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 25,000 21,029
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026(c) 250,000 242,246
5.65%, 2/1/2034 10,000 10,350
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 212,851
4.97%, 5/16/2029 250,000 248,835
(SOFR + 2.22%), 6.49%,
9/13/2029(d) 200,000 209,563
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,349
3.60%, 4/7/2032 30,000 27,419
Citigroup, Inc. ,
3.70%, 1/12/2026 250,000 247,151
3.40%, 5/1/2026 200,000 196,352
(SOFR + 1.28%), 3.07%,
2/24/2028(d) 10,000 9,626
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(d) 100,000 96,297
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 100,000 95,851
(SOFR + 1.34%), 4.54%,
9/19/2030(d) 25,000 24,485
(SOFR + 1.17%), 2.56%,
5/1/2032(d) 80,000 68,462
6.63%, 6/15/2032 142,000 153,323
(SOFR + 2.66%), 6.17%,
5/25/2034(c)(d) 35,000 36,270
(SOFR + 2.06%), 5.83%,
2/13/2035(d) 20,000 20,175
(SOFR + 1.45%), 5.45%,
6/11/2035(d) 25,000 25,208
8.13%, 7/15/2039 40,000 50,482
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(d) 90,000 76,016
4.65%, 7/23/2048 30,000 26,840
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 86,739
(SOFR + 2.33%), 6.65%,
4/25/2035(c)(d) 10,000 10,673
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 14,270
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 244,597
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 68,058
(SOFR + 1.66%), 4.34%,
4/25/2033(d) 20,000 18,717

4 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 200,000 213,061
(SOFR + 1.97%), 6.16%,
3/9/2029(d) 200,000 206,937
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(d) 200,000 196,665
4.95%, 3/31/2030 200,000 200,137
6.50%, 9/15/2037 100,000 105,665
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 25,000 25,944
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(d) 15,000 15,173
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(d) 200,000 195,938
JPMorgan Chase & Co. ,
3.30%, 4/1/2026 150,000 147,379
(SOFR + 1.56%), 4.32%,
4/26/2028(d) 60,000 59,387
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 150,000 150,208
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 150,000 156,463
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(d) 25,000 24,597
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(d) 80,000 76,074
(SOFR + 1.13%), 5.00%,
7/22/2030(d) 25,000 25,080
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(d) 20,000 18,090
(SOFR + 1.04%), 4.60%,
10/22/2030(d) 25,000 24,655
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 125,000 110,522
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(d) 100,000 86,648
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 35,000 30,568
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 50,000 49,505
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 50,000 51,480
(SOFR + 1.85%), 5.35%,
6/1/2034(d) 100,000 101,153
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 50,000 52,037
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 70,000 70,391
6.40%, 5/15/2038 120,000 134,386
5.60%, 7/15/2041 40,000 41,395
(SOFR + 1.46%), 3.16%,
4/22/2042(c)(d) 50,000 38,042
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 80,000 65,325
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 60,000 41,772
KeyCorp ,
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(d) 15,000 15,828
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 198,692
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 95,604
3.63%, 4/1/2026 200,000 198,174
3.75%, 2/15/2028 100,000 98,754
2.88%, 4/3/2028 200,000 191,749
1.75%, 9/14/2029 100,000 89,289
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033(c) 110,000 114,885
Lloyds Banking Group plc ,
3.57%, 11/7/2028 200,000 192,341
Manufacturers & Traders Trust
Co. ,
4.65%, 1/27/2026 250,000 249,009
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(d) 200,000 189,516
3.75%, 7/18/2039 200,000 171,893
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(d) 200,000 205,623
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 246,724
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(d) 200,000 189,896
Oesterreichische Kontrollbank
AG ,
4.13%, 1/20/2026 70,000 69,718
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(d) 70,000 71,541
2.55%, 1/22/2030 20,000 17,886
(SOFR + 1.20%), 5.49%,
5/14/2030(d) 25,000 25,505
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 40,000 39,448
(SOFR + 2.28%), 6.88%,
10/20/2034(d) 35,000 38,897

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.60%), 5.40%,
7/23/2035(d) 25,000 25,186
Royal Bank of Canada ,
2.05%, 1/21/2027 100,000 94,942
5.00%, 2/1/2033 70,000 70,113
5.15%, 2/1/2034 15,000 15,091
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027(c) 100,000 98,606
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(d) 200,000 203,222
Sumitomo Mitsui Financial
Group, Inc. ,
5.46%, 1/13/2026 200,000 201,711
3.20%, 9/17/2029 250,000 230,790
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027(c) 150,000 147,999
4.46%, 6/8/2032 60,000 57,610
Truist Financial Corp. ,
(SOFR + 0.61%), 1.27%,
3/2/2027(d) 50,000 47,667
1.95%, 6/5/2030 50,000 42,755
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 10,000 9,538
(SOFR + 2.30%), 6.12%,
10/28/2033(d) 40,000 41,902
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 40,000 39,201
(SOFR + 1.92%), 5.71%,
1/24/2035(d) 40,000 40,724
US Bancorp ,
Series X, 3.15%, 4/27/2027 250,000 242,094
(SOFR + 2.11%), 4.97%,
7/22/2033(c)(d) 25,000 24,202
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 60,000 62,041
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 25,000 25,626
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d) 100,000 90,656
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 50,000 44,427
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 90,000 88,308
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 130,000 132,199
(SOFR + 2.06%), 6.49%,
10/23/2034(d) 60,000 64,832
5.61%, 1/15/2044 240,000 236,129
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 60,000 56,064
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 133,491
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(d) 30,000 25,632
3.13%, 11/18/2041 65,000 47,859
12,630,369
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 140,000 130,706
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 150,000 150,672
5.45%, 1/23/2039 80,000 81,365
5.55%, 1/23/2049 100,000 102,046
5.80%, 1/23/2059 20,000 21,160
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 19,840
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 100,000 96,712
2.60%, 6/1/2050 100,000 63,557
5.40%, 5/13/2064 25,000 25,211
Constellation Brands, Inc. ,
4.40%, 11/15/2025 40,000 39,806
5.25%, 11/15/2048 50,000 48,010
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 179,994
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 17,050
4.50%, 4/15/2052 30,000 25,735
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 40,957
PepsiCo, Inc. ,
4.45%, 5/15/2028 100,000 100,441
3.45%, 10/6/2046 75,000 57,313
2.75%, 10/21/2051 50,000 32,392
1,232,967
Biotechnology 0.4%
AbbVie, Inc. ,
3.20%, 5/14/2026 90,000 88,289
3.20%, 11/21/2029 60,000 56,085
5.05%, 3/15/2034(c) 40,000 40,297
4.30%, 5/14/2036 50,000 46,655
4.70%, 5/14/2045 50,000 45,913
4.25%, 11/21/2049 175,000 148,604
5.50%, 3/15/2064 20,000 20,165
Amgen, Inc. ,
5.15%, 3/2/2028(c) 70,000 70,956
5.25%, 3/2/2033 80,000 80,826
5.60%, 3/2/2043 60,000 60,048
4.66%, 6/15/2051 170,000 148,709
5.75%, 3/2/2063 60,000 60,087
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 19,647
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 80,000 78,999
4.75%, 3/1/2046 150,000 136,736
1,102,016

6 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail 0.2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031 200,000 170,965
Amazon.com, Inc. ,
1.65%, 5/12/2028(c) 200,000 182,087
3.60%, 4/13/2032 25,000 23,382
4.70%, 12/1/2032 25,000 25,097
2.50%, 6/3/2050 50,000 31,154
3.95%, 4/13/2052 25,000 20,546
4.25%, 8/22/2057 150,000 128,154
eBay, Inc. ,
4.00%, 7/15/2042 50,000 40,785
622,170
Building Products 0.1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 21,990
2.72%, 2/15/2030 100,000 89,890
5.90%, 3/15/2034 48,000 50,431
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 46,430
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 99,561
Masco Corp. ,
3.13%, 2/15/2051 30,000 19,582
Owens Corning ,
4.30%, 7/15/2047(c) 10,000 8,136
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 20,730
356,750
Capital Markets 1.7%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 58,992
5.88%, 3/1/2029(c) 20,000 20,145
3.20%, 11/15/2031 20,000 17,023
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027(c) 100,000 94,978
Series J, 1.90%, 1/25/2029 100,000 90,072
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c)(d) 20,000 21,054
(SOFR + 1.85%), 6.47%,
10/25/2034(d) 40,000 43,703
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 47,115
Blue Owl Credit Income Corp. ,
6.65%, 3/15/2031 10,000 10,069
Brookfield Finance I UK plc ,
2.34%, 1/30/2032(c) 100,000 83,577
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 59,991
3.50%, 3/30/2051 20,000 14,215
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 95,016
(SOFR + 2.21%), 5.64%,
5/19/2029(d) 50,000 51,261
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The),
1.95%, 12/1/2031 50,000 41,257
(SOFR + 2.01%), 6.14%,
8/24/2034(c)(d) 35,000 37,135
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 51,165
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(d) 200,000 189,087
(SOFR + 2.51%), 6.82%,
11/20/2029(d) 150,000 158,116
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 25,000 25,239
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.91%), 1.95%,
10/21/2027(d) 200,000 189,094
(SOFR + 1.11%), 2.64%,
2/24/2028(c)(d) 25,000 23,820
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 100,000 105,506
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 25,000 25,058
(SOFR + 1.95%), 6.56%,
10/24/2034(d) 30,000 32,775
(SOFR + 1.55%), 5.85%,
4/25/2035(d) 30,000 31,083
(SOFR + 1.55%), 5.33%,
7/23/2035(c)(d) 25,000 24,972
(SOFR + 1.42%), 5.02%,
10/23/2035(d) 25,000 24,410
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c)(d) 250,000 224,841
6.25%, 2/1/2041 130,000 140,936
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 19,675
4.60%, 3/15/2033 20,000 19,425
4.95%, 6/15/2052 20,000 18,829
3.00%, 9/15/2060 50,000 31,184
5.20%, 6/15/2062 20,000 19,271
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 47,839
6.20%, 4/14/2034 15,000 15,618
Moody's Corp. ,
3.75%, 2/25/2052 40,000 30,672
Morgan Stanley ,
4.35%, 9/8/2026 250,000 248,280
(SOFR + 1.00%), 2.48%,
1/21/2028(d) 130,000 123,752
(SOFR + 2.24%), 6.30%,
10/18/2028(d) 80,000 83,349
(SOFR + 1.59%), 5.16%,
4/20/2029(d) 110,000 110,937
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(d) 50,000 49,005
(SOFR + 1.26%), 5.66%,
4/18/2030(d) 80,000 82,124

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.10%), 4.65%,
10/18/2030(d) 25,000 24,655
(SOFR + 1.14%), 2.70%,
1/22/2031(d) 40,000 35,788
7.25%, 4/1/2032 100,000 114,754
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 85,000 71,121
(SOFR + 1.29%), 2.94%,
1/21/2033(d) 50,000 43,440
(SOFR + 2.56%), 6.34%,
10/18/2033(d) 80,000 86,099
(SOFR + 1.87%), 5.25%,
4/21/2034(d) 20,000 20,030
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 100,000 101,031
(SOFR + 1.73%), 5.47%,
1/18/2035(d) 50,000 50,652
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 30,000 31,179
(SOFR + 1.56%), 5.32%,
7/19/2035(c)(d) 45,000 45,170
4.38%, 1/22/2047 150,000 131,339
Nasdaq, Inc. ,
5.55%, 2/15/2034 90,000 91,974
6.10%, 6/28/2063 10,000 10,486
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 188,950
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 48,491
1.95%, 5/1/2030 50,000 43,377
S&P Global, Inc. ,
2.70%, 3/1/2029(c) 10,000 9,240
2.90%, 3/1/2032 50,000 44,040
3.90%, 3/1/2062 25,000 19,463
State Street Corp. ,
(SOFR + 1.35%), 5.75%,
11/4/2026(c)(d) 50,000 50,485
(SOFR + 1.57%), 4.82%,
1/26/2034(c)(d) 40,000 39,429
UBS AG ,
5.65%, 9/11/2028 200,000 206,172
4,439,030
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,859
Cabot Corp. ,
4.00%, 7/1/2029 30,000 29,006
Celanese US Holdings LLC ,
6.38%, 7/15/2032 50,000 51,882
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 58,853
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 80,133
6.90%, 5/15/2053 25,000 28,416
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 18,644
5.42%, 11/15/2048 25,000 26,214
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 43,050
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 84,344
FMC Corp. ,
6.38%, 5/18/2053 15,000 15,566
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,782
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,713
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 49,594
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 50,285
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 51,930
5.00%, 4/1/2049 20,000 18,333
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 91,478
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 43,188
Westlake Corp. ,
4.38%, 11/15/2047 40,000 32,598
815,868
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 45,083
3.05%, 3/1/2050 50,000 34,194
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 56,552
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 42,023
177,852
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 145,144
5.90%, 2/15/2039 40,000 43,056
5.30%, 2/26/2054 25,000 25,150
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 47,204
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 30,101
290,655
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030(c) 50,000 44,987
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 41,101
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 98,513
139,614
Consumer Finance 0.9%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 145,549
3.00%, 10/29/2028 200,000 185,654
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 33,380

8 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co. ,
3.13%, 5/20/2026 100,000 97,910
(SOFR + 1.84%), 5.04%,
5/1/2034(d) 100,000 99,735
(SOFR + 1.42%), 5.28%,
7/26/2035(d) 25,000 25,056
American Honda Finance
Corp. ,
2.25%, 1/12/2029(c) 50,000 45,369
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 48,869
(SOFR + 2.06%), 4.93%,
5/10/2028(d) 45,000 45,075
(SOFR + 2.64%), 6.31%,
6/8/2029(d) 50,000 51,930
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 20,000 22,225
(SOFR + 2.60%), 5.82%,
2/1/2034(c)(d) 25,000 25,338
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 45,000 47,252
(SOFR + 1.99%), 5.88%,
7/26/2035(c)(d) 20,000 20,323
Caterpillar Financial Services
Corp. ,
4.35%, 5/15/2026 50,000 49,987
Discover Financial Services ,
4.50%, 1/30/2026 100,000 99,455
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 10,000 11,490
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 200,000 196,173
7.35%, 11/4/2027(c) 200,000 210,072
General Motors Financial Co.,
Inc. ,
1.25%, 1/8/2026 200,000 191,644
2.35%, 2/26/2027 50,000 47,268
4.30%, 4/6/2029 25,000 24,134
5.85%, 4/6/2030 75,000 76,914
5.95%, 4/4/2034 30,000 30,592
John Deere Capital Corp. ,
0.70%, 1/15/2026(c) 100,000 95,644
5.15%, 9/8/2026(c) 80,000 81,182
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 100,000 100,949
3.65%, 1/8/2029 100,000 96,734
4.45%, 6/29/2029 50,000 49,652
2,255,555
Consumer Staples Distribution & Retail 0.3%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 37,846
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 20,970
3.38%, 12/1/2051 25,000 15,988
Kroger Co. (The) ,
4.65%, 9/15/2029 25,000 24,994
7.50%, 4/1/2031 90,000 102,530
4.65%, 1/15/2048 25,000 21,626
5.65%, 9/15/2064(c) 25,000 24,294
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Sysco Corp. ,
6.60%, 4/1/2050 50,000 56,170
Target Corp. ,
2.50%, 4/15/2026 250,000 244,643
3.90%, 11/15/2047 50,000 40,429
4.80%, 1/15/2053(c) 30,000 27,997
Walmart, Inc. ,
1.80%, 9/22/2031(c) 100,000 84,478
2.65%, 9/22/2051 100,000 64,405
4.50%, 9/9/2052 20,000 18,245
784,615
Containers & Packaging 0.0%
†
International Paper Co. ,
4.40%, 8/15/2047 25,000 21,114
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 42,528
2.85%, 2/1/2032 50,000 42,805
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 37,831
144,278
Diversified Consumer Services 0.1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 13,404
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 60,353
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 9,163
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 37,255
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 22,918
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 16,295
159,388
Diversified REITs 0.2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 98,789
GLP Capital LP ,
5.38%, 4/15/2026 200,000 200,111
Simon Property Group LP ,
2.65%, 2/1/2032(c) 100,000 85,852
4.75%, 3/15/2042 60,000 55,084
Store Capital LLC ,
2.70%, 12/1/2031 50,000 41,275
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,912
5.13%, 5/15/2032 10,000 9,793
5.63%, 5/15/2052 20,000 18,775
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 47,788
567,379

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
1.65%, 2/1/2028 100,000 90,838
4.30%, 2/15/2030 50,000 48,674
2.25%, 2/1/2032 100,000 83,326
2.55%, 12/1/2033 152,000 123,645
3.50%, 6/1/2041 70,000 54,877
3.50%, 9/15/2053 80,000 55,754
3.55%, 9/15/2055 25,000 17,354
3.65%, 9/15/2059 278,000 190,760
Bell Canada (The) ,
4.30%, 7/29/2049 50,000 40,834
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 43,090
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 58,872
Orange SA ,
5.50%, 2/6/2044 50,000 49,709
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 107,245
Telefonica Emisiones SA ,
7.05%, 6/20/2036(c) 100,000 111,650
Verizon Communications, Inc. ,
1.45%, 3/20/2026(c) 120,000 114,984
4.33%, 9/21/2028 100,000 98,742
1.75%, 1/20/2031 100,000 82,929
4.50%, 8/10/2033 80,000 76,148
3.85%, 11/1/2042 175,000 141,693
2.99%, 10/30/2056 210,000 129,919
1,721,043
Electric Utilities 1.7%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 10,000 7,700
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 40,844
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 40,000 33,487
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 82,752
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 79,752
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 87,924
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,910
3.70%, 3/15/2045 80,000 62,953
Series B, 3.65%, 3/1/2052 10,000 7,575
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 25,938
5.45%, 6/15/2034 35,000 35,408
3.30%, 6/15/2041 50,000 37,429
4.20%, 6/15/2049 150,000 119,770
5.00%, 8/15/2052 50,000 45,134
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 76,228
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 50,911
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Emera US Finance LP ,
3.55%, 6/15/2026(c) 150,000 146,580
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 98,611
5.30%, 9/15/2033 50,000 50,845
4.20%, 4/1/2049 50,000 41,065
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 46,433
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 22,875
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 40,101
Eversource Energy ,
5.95%, 7/15/2034 25,000 25,963
3.45%, 1/15/2050(c) 100,000 71,603
Exelon Corp. ,
4.05%, 4/15/2030 100,000 95,970
5.45%, 3/15/2034 20,000 20,350
5.63%, 6/15/2035(c) 100,000 102,780
FirstEnergy Corp. ,
Series C, 3.40%, 3/1/2050 15,000 10,538
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 44,742
4.13%, 6/1/2048 40,000 33,446
Fortis, Inc. ,
3.06%, 10/4/2026(c) 100,000 96,871
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 100,107
4.95%, 5/17/2033 100,000 99,724
4.30%, 3/15/2042 50,000 43,586
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 48,432
NextEra Energy Capital
Holdings, Inc. ,
4.95%, 1/29/2026(c) 65,000 65,214
1.88%, 1/15/2027 45,000 42,343
4.63%, 7/15/2027 25,000 25,018
2.75%, 11/1/2029 100,000 91,062
2.44%, 1/15/2032 25,000 21,072
5.05%, 2/28/2033 40,000 39,753
5.25%, 3/15/2034 30,000 30,129
5.55%, 3/15/2054 50,000 49,686
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 42,095
5.10%, 5/15/2053 25,000 24,111
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 98,675
4.15%, 4/1/2048 50,000 39,994
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033(c) 30,000 30,700
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 19,842
5.30%, 6/1/2042 50,000 49,251
4.60%, 6/1/2052 25,000 21,808
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 214,466
5.80%, 5/15/2034(c) 20,000 20,568
4.50%, 7/1/2040 50,000 43,347
4.95%, 7/1/2050 50,000 43,848

10 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
6.75%, 1/15/2053 20,000 21,875
PacifiCorp ,
5.45%, 2/15/2034 20,000 20,135
6.00%, 1/15/2039 25,000 25,839
5.50%, 5/15/2054 25,000 24,060
5.80%, 1/15/2055 25,000 25,007
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 50,780
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 83,435
5.45%, 8/1/2053 25,000 25,414
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,913
Series 08-A, 5.95%,
2/1/2038 30,000 31,477
4.00%, 4/1/2047 25,000 20,126
Series B, 4.88%, 3/1/2049 50,000 45,723
5.88%, 12/1/2053 40,000 41,391
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 205,294
4.40%, 7/1/2046 80,000 67,904
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 29,380
Union Electric Co. ,
2.63%, 3/15/2051 100,000 62,178
Virginia Electric and Power
Co. ,
Series A, 3.50%, 3/15/2027 40,000 39,047
2.30%, 11/15/2031 50,000 42,327
5.30%, 8/15/2033 100,000 101,275
5.05%, 8/15/2034 25,000 24,840
Series A, 6.00%, 5/15/2037 35,000 36,856
4.45%, 2/15/2044 10,000 8,805
Series C, 4.63%, 5/15/2052 50,000 43,655
5.35%, 1/15/2054 20,000 19,588
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 92,880
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 133,931
4,430,454
Electrical Equipment 0.1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 95,123
Regal Rexnord Corp. ,
6.30%, 2/15/2030 50,000 51,777
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,922
149,822
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 90,578
CDW LLC ,
3.57%, 12/1/2031(c) 30,000 26,874
Corning, Inc. ,
5.35%, 11/15/2048 70,000 67,885
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Flex Ltd. ,
3.75%, 2/1/2026 200,000 196,767
382,104
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 33,296
4.08%, 12/15/2047 50,000 40,502
Halliburton Co. ,
5.00%, 11/15/2045(c) 90,000 81,916
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,379
167,093
Entertainment 0.2%
Netflix, Inc. ,
4.88%, 4/15/2028 100,000 100,600
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,345
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 41,619
Walt Disney Co. (The) ,
2.00%, 9/1/2029(c) 100,000 88,861
2.65%, 1/13/2031(c) 50,000 44,469
3.50%, 5/13/2040 60,000 48,615
2.75%, 9/1/2049 75,000 48,495
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 50,000 48,155
4.05%, 3/15/2029 50,000 46,711
4.28%, 3/15/2032(c) 25,000 21,908
5.05%, 3/15/2042(c) 30,000 23,941
5.14%, 3/15/2052(c) 100,000 75,322
598,041
Financial Services 0.3%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 47,779
3.90%, 4/5/2032 25,000 22,858
4.35%, 4/5/2042 20,000 16,991
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 22,280
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 47,268
2.65%, 6/1/2030 80,000 71,112
4.40%, 7/1/2049 25,000 21,156
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 38,889
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 42,139
3.95%, 2/26/2048 50,000 41,699
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 48,184
5.80%, 1/15/2033 50,000 52,579
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 20,000 19,431
5.25%, 6/1/2062 25,000 23,901
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 167,073

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Visa, Inc. ,
4.30%, 12/14/2045 100,000 88,515
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 98,212
870,066
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 96,449
2.90%, 3/1/2032 25,000 21,981
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 49,105
4.80%, 3/15/2048 10,000 8,999
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 74,790
5.40%, 11/1/2048(c) 15,000 14,258
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 90,539
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 34,754
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 36,839
6.50%, 11/15/2053 25,000 27,520
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032 30,000 25,258
5.75%, 4/1/2033 37,000 37,371
6.75%, 3/15/2034(b) 28,000 30,110
6.50%, 12/1/2052 15,000 15,424
Kellanova ,
3.25%, 4/1/2026 40,000 39,197
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 107,290
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 70,000 69,657
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 30,580
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033(c) 30,000 31,142
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 45,679
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 53,714
940,656
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 42,095
2.85%, 2/15/2052 20,000 12,787
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 17,367
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 47,457
Southern California Gas Co. ,
6.35%, 11/15/2052(c) 40,000 44,624
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 16,109
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,429
187,868
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 97,230
4.90%, 4/1/2044 70,000 66,104
2.88%, 6/15/2052 25,000 16,274
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 127,411
6.20%, 6/1/2036 30,000 32,878
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 43,074
3.10%, 12/2/2051 35,000 23,701
4.20%, 11/15/2069 25,000 19,244
6.13%, 9/15/2115 10,000 10,420
CSX Corp. ,
5.50%, 4/15/2041 50,000 50,914
3.95%, 5/1/2050 100,000 80,346
Norfolk Southern Corp. ,
2.30%, 5/15/2031 100,000 86,122
4.45%, 6/15/2045 50,000 43,572
5.35%, 8/1/2054(c) 30,000 29,540
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 86,843
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,155
3.25%, 2/5/2050 80,000 57,122
3.84%, 3/20/2060 90,000 67,579
5.15%, 1/20/2063 25,000 23,797
979,326
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
4.90%, 11/30/2046 100,000 96,637
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 96,309
1.92%, 2/1/2027 70,000 65,722
2.27%, 12/1/2028 50,000 45,017
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 39,279
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 31,219
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 40,914
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032(c) 100,000 105,525
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,457
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 45,686
Solventum Corp. ,
5.45%, 2/25/2027(b) 15,000 15,198
5.60%, 3/23/2034(b) 25,000 25,194
5.90%, 4/30/2054(b) 20,000 20,036
Stryker Corp. ,
2.90%, 6/15/2050 50,000 33,623
678,816
Health Care Providers & Services 1.2%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,986

12 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 36,968
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 31,535
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 13,296
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 41,544
Cencora, Inc. ,
4.25%, 3/1/2045 50,000 42,278
Centene Corp. ,
3.00%, 10/15/2030 80,000 69,292
2.50%, 3/1/2031 40,000 33,453
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 6,239
Cigna Group (The) ,
4.38%, 10/15/2028 50,000 49,107
4.80%, 8/15/2038 50,000 46,300
3.40%, 3/15/2050 125,000 86,284
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 55,066
4.19%, 10/1/2049 25,000 20,444
CVS Health Corp. ,
5.00%, 2/20/2026 50,000 50,020
4.30%, 3/25/2028(c) 59,000 57,516
5.40%, 6/1/2029 25,000 25,244
3.75%, 4/1/2030 50,000 46,402
5.55%, 6/1/2031 25,000 25,189
2.13%, 9/15/2031 90,000 73,011
5.70%, 6/1/2034 25,000 25,116
4.78%, 3/25/2038 75,000 66,934
6.00%, 6/1/2044 25,000 24,558
5.05%, 3/25/2048 100,000 86,273
5.88%, 6/1/2053 35,000 33,677
6.05%, 6/1/2054 25,000 24,685
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 58,275
4.65%, 8/15/2044(c) 115,000 101,259
5.70%, 2/15/2055 30,000 30,157
HCA, Inc. ,
4.50%, 2/15/2027 250,000 247,957
3.63%, 3/15/2032 100,000 89,938
5.60%, 4/1/2034 25,000 25,133
5.50%, 6/15/2047 20,000 18,935
4.63%, 3/15/2052 70,000 57,533
6.00%, 4/1/2054 20,000 20,095
Humana, Inc. ,
3.95%, 8/15/2049 50,000 37,117
5.75%, 4/15/2054 15,000 14,425
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 42,540
Series 2021, 3.00%,
6/1/2051 15,000 10,228
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 45,549
McKesson Corp. ,
1.30%, 8/15/2026(c) 100,000 94,496
3.95%, 2/16/2028 100,000 97,957
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 19,923
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 16,477
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 27,982
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 81,824
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,675
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 48,703
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,675
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 30,238
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 200,000 194,752
4.80%, 1/15/2030 25,000 25,111
4.95%, 1/15/2032 25,000 25,057
4.50%, 4/15/2033 75,000 72,603
5.15%, 7/15/2034 25,000 25,189
2.75%, 5/15/2040 60,000 43,539
3.05%, 5/15/2041 50,000 37,447
5.50%, 7/15/2044 25,000 25,280
4.25%, 4/15/2047 60,000 50,318
3.25%, 5/15/2051 100,000 69,794
5.88%, 2/15/2053 20,000 20,960
5.63%, 7/15/2054 25,000 25,430
3.13%, 5/15/2060 50,000 31,741
5.20%, 4/15/2063 30,000 28,177
5.75%, 7/15/2064 25,000 25,479
3,027,385
Health Care REITs 0.2%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 31,146
4.00%, 2/1/2050 50,000 38,586
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(c) 50,000 45,033
Healthpeak OP LLC ,
2.88%, 1/15/2031(c) 50,000 44,609
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 98,725
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 63,458
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 91,944
2.75%, 1/15/2032 25,000 21,576
435,077

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029(c) 50,000 45,744
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 49,838
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 48,400
3.25%, 2/15/2030 15,000 13,864
Marriott International, Inc. ,
Series R, 3.13%, 6/15/2026 200,000 195,306
5.30%, 5/15/2034 20,000 19,989
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 97,351
3.70%, 2/15/2042 40,000 31,888
4.88%, 12/9/2045 50,000 46,071
3.63%, 9/1/2049 50,000 37,311
Starbucks Corp. ,
3.50%, 11/15/2050 100,000 72,001
612,019
Household Durables 0.1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 44,318
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,263
144,581
Household Products 0.1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,446
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 40,208
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 34,155
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 93,090
176,899
Independent Power and Renewable Electricity Producers
0.0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 49,615
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,772
72,387
Industrial Conglomerates 0.1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,648
4.00%, 9/14/2048 40,000 33,487
Honeywell International, Inc. ,
1.10%, 3/1/2027 30,000 27,868
3.81%, 11/21/2047 50,000 40,191
5.25%, 3/1/2054 30,000 29,956
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,461
185,611
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs 0.0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 36,795
1.25%, 10/15/2030 100,000 82,264
2.13%, 10/15/2050 30,000 16,386
135,445
Insurance 0.7%
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 76,811
4.20%, 12/15/2046 10,000 8,270
American International Group,
Inc. ,
5.13%, 3/27/2033 100,000 99,958
4.75%, 4/1/2048 10,000 9,064
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 44,596
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 35,420
Arch Capital Group Ltd. ,
3.64%, 6/30/2050 50,000 36,946
Arthur J Gallagher & Co. ,
5.75%, 3/2/2053 20,000 19,966
Athene Holding Ltd. ,
4.13%, 1/12/2028 100,000 97,371
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 89,097
4.40%, 5/15/2042 90,000 83,260
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 51,121
Chubb INA Holdings LLC ,
4.35%, 11/3/2045 100,000 87,507
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 48,140
Enstar Group Ltd. ,
3.10%, 9/1/2031(c) 40,000 33,844
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050(c) 50,000 34,549
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 10,403
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 42,327
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 52,215
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 39,940
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 99,183
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 44,864
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 77,400
5.00%, 3/15/2035 25,000 24,877
4.90%, 3/15/2049 50,000 46,212
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 90,000
4.13%, 8/13/2042 50,000 42,614
5.00%, 7/15/2052 25,000 23,358

14 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 47,832
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 40,238
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,644
6.63%, 6/21/2040 100,000 110,710
3.70%, 3/13/2051 30,000 22,668
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 15,060
4.00%, 5/30/2047 15,000 12,318
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 33,541
Unum Group ,
6.00%, 6/15/2054 10,000 10,133
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,823
2.95%, 9/15/2029 30,000 27,377
1,829,657
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 50,000 29,406
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 94,207
4.75%, 8/15/2034 25,000 24,728
4.45%, 8/15/2052 15,000 13,177
5.60%, 5/15/2053(c) 35,000 36,281
4.65%, 8/15/2062 25,000 22,180
5.55%, 8/15/2064 25,000 25,340
245,319
IT Services 0.1%
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027(c) 100,000 100,239
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 95,086
1.95%, 5/15/2030 100,000 86,040
4.25%, 5/15/2049 100,000 83,018
364,383
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 19,490
3.90%, 11/19/2029 50,000 47,125
66,615
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 20,000 18,224
Danaher Corp. ,
2.60%, 10/1/2050 75,000 47,256
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 46,245
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 36,037
2.60%, 10/1/2029 65,000 59,334
2.80%, 10/15/2041 30,000 21,752
228,848
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 54,640
Cummins, Inc. ,
5.45%, 2/20/2054 20,000 20,218
Deere & Co. ,
3.90%, 6/9/2042 100,000 85,584
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 47,959
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054(c) 10,000 10,274
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 51,036
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 38,928
Parker-Hannifin Corp. ,
3.25%, 6/14/2029(c) 100,000 93,907
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 34,928
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,746
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 19,907
466,127
Media 0.6%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028(c) 50,000 47,654
2.25%, 1/15/2029 25,000 21,958
2.80%, 4/1/2031 150,000 126,191
3.50%, 3/1/2042 50,000 33,792
5.75%, 4/1/2048 20,000 17,087
4.80%, 3/1/2050(c) 30,000 22,508
3.70%, 4/1/2051 100,000 62,460
5.25%, 4/1/2053 50,000 40,034
3.85%, 4/1/2061 25,000 15,015
Comcast Corp. ,
4.15%, 10/15/2028 60,000 58,929
3.40%, 4/1/2030 20,000 18,686
1.50%, 2/15/2031 100,000 82,125
4.80%, 5/15/2033 60,000 59,273
3.75%, 4/1/2040 90,000 74,338
3.97%, 11/1/2047 96,000 76,257
4.70%, 10/15/2048 100,000 90,185
2.89%, 11/1/2051 100,000 63,478
5.35%, 5/15/2053 25,000 24,231
2.94%, 11/1/2056 60,000 37,073
4.95%, 10/15/2058 12,000 10,945
2.99%, 11/1/2063 19,000 11,343
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 39,014
Fox Corp. ,
5.48%, 1/25/2039 50,000 48,316
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 246,422
Paramount Global ,
5.50%, 5/15/2033 55,000 51,051
4.38%, 3/15/2043 50,000 36,032

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 87,469
1,501,866
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 26,011
6.80%, 11/29/2032(c) 25,000 27,105
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 40,533
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 80,000 81,229
5.00%, 9/30/2043 50,000 48,010
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 23,993
Newmont Corp. ,
2.60%, 7/15/2032 60,000 51,398
Nucor Corp. ,
3.85%, 4/1/2052 40,000 30,996
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 84,249
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 54,947
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 96,584
565,055
Multi-Utilities 0.3%
Ameren Corp. ,
5.00%, 1/15/2029 20,000 20,102
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 20,000 21,342
4.45%, 1/15/2049 50,000 42,539
4.25%, 10/15/2050(c) 100,000 81,904
4.60%, 5/1/2053 20,000 17,187
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 22,925
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 48,546
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052(c) 45,000 49,192
3.70%, 11/15/2059 100,000 72,483
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 38,908
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,080
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 42,225
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 34,664
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 32,134
Sempra ,
4.00%, 2/1/2048 50,000 39,105
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 41,363
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
WEC Energy Group, Inc. ,
1.80%, 10/15/2030(c) 100,000 84,297
738,996
Office REITs 0.1%
Boston Properties LP ,
2.75%, 10/1/2026 150,000 143,773
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 44,008
187,781
Oil, Gas & Consumable Fuels 1.7%
Apache Corp. ,
5.10%, 9/1/2040 40,000 34,534
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 147,721
1.75%, 8/10/2030 200,000 169,673
2.72%, 1/12/2032 100,000 86,627
4.89%, 9/11/2033 30,000 29,494
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 36,384
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 5,451
3.75%, 2/15/2052 35,000 24,943
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 100,640
2.74%, 12/31/2039 25,000 20,045
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 46,228
Chevron Corp. ,
2.95%, 5/16/2026 200,000 195,776
ConocoPhillips Co. ,
3.76%, 3/15/2042 50,000 40,564
5.30%, 5/15/2053 25,000 24,095
4.03%, 3/15/2062 60,000 45,557
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 42,871
Diamondback Energy, Inc. ,
5.40%, 4/18/2034(c) 15,000 14,974
4.25%, 3/15/2052 25,000 19,494
5.75%, 4/18/2054 15,000 14,570
5.90%, 4/18/2064 10,000 9,685
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 58,106
Enbridge, Inc. ,
5.70%, 3/8/2033(c) 40,000 41,019
6.70%, 11/15/2053 35,000 39,156
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 99,867
5.55%, 2/15/2028 50,000 51,059
5.25%, 4/15/2029 100,000 100,884
3.75%, 5/15/2030 150,000 139,915
5.60%, 9/1/2034(c) 40,000 40,296
5.30%, 4/15/2047(c) 25,000 22,495
5.40%, 10/1/2047 25,000 22,858
5.00%, 5/15/2050 100,000 86,812
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 27,241

16 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC,
4.45%, 2/15/2043 45,000 39,397
4.95%, 10/15/2054 150,000 136,860
Equinor ASA ,
3.70%, 4/6/2050 100,000 77,752
Exxon Mobil Corp. ,
3.00%, 8/16/2039 50,000 38,717
4.11%, 3/1/2046 100,000 84,200
Hess Corp. ,
4.30%, 4/1/2027 100,000 98,941
5.60%, 2/15/2041 25,000 25,089
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 30,549
5.00%, 3/1/2043 40,000 35,598
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 48,150
5.40%, 2/1/2034 35,000 34,887
5.55%, 6/1/2045 50,000 47,338
5.45%, 8/1/2052 25,000 23,383
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 57,198
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 48,418
4.50%, 4/1/2048 30,000 24,165
MPLX LP ,
4.00%, 3/15/2028 75,000 73,045
4.50%, 4/15/2038 25,000 22,143
5.20%, 12/1/2047 30,000 26,721
4.70%, 4/15/2048 50,000 41,904
4.95%, 3/14/2052 25,000 21,536
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 52,576
6.45%, 9/15/2036 50,000 51,708
6.60%, 3/15/2046 20,000 20,481
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 77,843
6.05%, 9/1/2033 30,000 31,223
4.25%, 9/15/2046 50,000 39,281
5.20%, 7/15/2048 30,000 27,027
6.63%, 9/1/2053 20,000 21,551
5.70%, 11/1/2054 20,000 19,285
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 30,954
Phillips 66 ,
5.88%, 5/1/2042 60,000 61,058
Plains All American Pipeline
LP ,
4.70%, 6/15/2044(c) 50,000 42,555
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 250,543
Shell Finance US, Inc. ,
4.38%, 5/11/2045 50,000 43,221
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034(b)(c) 15,000 14,822
Suncor Energy, Inc. ,
4.00%, 11/15/2047 10,000 7,619
3.75%, 3/4/2051(c) 25,000 18,233
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,291
6.13%, 3/15/2033 30,000 31,348
6.25%, 7/1/2052(c) 25,000 25,854
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(c) 100,000 95,877
3.46%, 7/12/2049 50,000 36,795
TotalEnergies Capital SA ,
5.64%, 4/5/2064 30,000 29,894
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 52,539
5.10%, 3/15/2049(c) 35,000 33,144
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 75,400
Western Midstream Operating
LP ,
4.05%, 2/1/2030(c)(e) 30,000 28,184
5.25%, 2/1/2050(e) 20,000 17,449
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028 75,000 76,153
2.60%, 3/15/2031 25,000 21,652
6.30%, 4/15/2040 25,000 26,358
5.40%, 3/4/2044 50,000 47,522
5.80%, 11/15/2054 25,000 25,102
4,333,567
Paper & Forest Products 0.1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 61,351
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 89,186
150,537
Passenger Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 22,178
Personal Care Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 20,452
Kenvue, Inc. ,
4.90%, 3/22/2033 100,000 100,021
120,473
Pharmaceuticals 0.9%
AstraZeneca plc ,
1.38%, 8/6/2030 75,000 62,832
4.38%, 8/17/2048 100,000 88,371
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 30,000 28,516
5.20%, 2/22/2034 40,000 40,716
3.55%, 3/15/2042 50,000 39,958
6.25%, 11/15/2053 50,000 55,227
5.55%, 2/22/2054 50,000 50,577
3.90%, 3/15/2062 70,000 52,309
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 20,059
4.70%, 2/9/2034 30,000 29,577
2.25%, 5/15/2050 60,000 35,438
5.00%, 2/9/2054 15,000 14,457
5.05%, 8/14/2054 25,000 24,267
4.95%, 2/27/2063 30,000 28,350

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Eli Lilly & Co.,
5.10%, 2/9/2064 15,000 14,391
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034(c) 90,000 93,797
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 297,838
3.63%, 3/3/2037 70,000 61,843
3.70%, 3/1/2046 50,000 41,108
Merck & Co., Inc. ,
4.30%, 5/17/2030(c) 100,000 98,636
4.15%, 5/18/2043 100,000 86,507
4.00%, 3/7/2049 100,000 81,789
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 88,253
2.75%, 8/14/2050 20,000 13,329
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 110,000 109,842
4.45%, 5/19/2028 150,000 149,448
4.65%, 5/19/2030 100,000 99,838
4.75%, 5/19/2033 65,000 64,038
5.30%, 5/19/2053 80,000 78,284
5.34%, 5/19/2063 40,000 38,494
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 83,186
4.13%, 12/15/2046 50,000 41,961
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 27,726
Sanofi SA ,
3.63%, 6/19/2028 50,000 48,641
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 60,000 59,022
5.25%, 6/15/2046 20,000 16,934
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 34,563
Zoetis, Inc. ,
4.50%, 11/13/2025 65,000 64,827
4.70%, 2/1/2043 50,000 45,415
2,410,364
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 83,262
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 78,248
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,147
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 26,091
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 137,195
344,943
Residential REITs 0.1%
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034 10,000 10,194
3.90%, 10/15/2046 15,000 11,991
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,111
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
ERP Operating LP ,
2.85%, 11/1/2026 250,000 242,113
Essex Portfolio LP ,
3.00%, 1/15/2030(c) 50,000 45,525
UDR, Inc. ,
3.20%, 1/15/2030 50,000 46,066
363,000
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 48,068
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 18,494
Kimco Realty OP LLC ,
4.45%, 9/1/2047(c) 50,000 41,600
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,453
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 84,130
4.00%, 7/15/2029 25,000 24,219
5.13%, 2/15/2034(c) 15,000 14,918
248,882
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. ,
2.10%, 10/1/2031(c) 65,000 55,065
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 52,886
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 122,831
3.47%, 4/15/2034(b) 35,000 30,545
4.93%, 5/15/2037(b) 100,000 95,897
3.50%, 2/15/2041(b) 50,000 39,330
Intel Corp. ,
4.88%, 2/10/2026 50,000 50,009
3.75%, 3/25/2027 50,000 48,675
4.88%, 2/10/2028 35,000 34,833
5.13%, 2/10/2030 50,000 49,854
5.20%, 2/10/2033 50,000 49,170
2.80%, 8/12/2041 45,000 29,791
3.73%, 12/8/2047 30,000 20,862
3.05%, 8/12/2051 100,000 60,569
5.70%, 2/10/2053 20,000 18,691
3.10%, 2/15/2060 35,000 20,007
5.90%, 2/10/2063(c) 25,000 23,742
KLA Corp. ,
3.30%, 3/1/2050 50,000 35,608
Lam Research Corp. ,
2.88%, 6/15/2050(c) 55,000 36,527
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 98,744
5.88%, 9/15/2033 50,000 51,767
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 31,129
NXP BV ,
4.30%, 6/18/2029 50,000 48,631
5.00%, 1/15/2033(c) 50,000 49,215
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 80,237
4.65%, 5/20/2035 100,000 97,976

18 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 38,136
5.00%, 3/14/2053(c) 35,000 33,604
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 173,488
1,577,819
Software 0.5%
Intuit, Inc. ,
5.50%, 9/15/2053 15,000 15,311
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 59,699
3.70%, 8/8/2046 50,000 41,654
2.50%, 9/15/2050 50,000 31,720
2.92%, 3/17/2052(c) 200,000 138,074
Oracle Corp. ,
5.80%, 11/10/2025(c) 80,000 80,843
2.65%, 7/15/2026 45,000 43,525
4.20%, 9/27/2029(c) 25,000 24,353
4.65%, 5/6/2030 80,000 79,463
2.88%, 3/25/2031(c) 50,000 44,278
6.25%, 11/9/2032 20,000 21,456
4.30%, 7/8/2034 100,000 93,359
4.70%, 9/27/2034 25,000 24,039
3.60%, 4/1/2040(c) 100,000 79,646
3.60%, 4/1/2050 25,000 18,001
6.90%, 11/9/2052 20,000 23,003
5.55%, 2/6/2053(c) 70,000 68,385
3.85%, 4/1/2060(c) 100,000 70,925
5.50%, 9/27/2064 25,000 23,452
Roper Technologies, Inc. ,
1.75%, 2/15/2031 20,000 16,560
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 33,245
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 62,593
VMware LLC ,
2.20%, 8/15/2031 100,000 83,519
Workday, Inc. ,
3.80%, 4/1/2032 30,000 27,706
1,204,809
Specialized REITs 0.3%
American Tower Corp. ,
3.38%, 10/15/2026 100,000 97,582
5.80%, 11/15/2028 50,000 51,617
3.70%, 10/15/2049 50,000 37,181
Crown Castle, Inc. ,
1.05%, 7/15/2026 80,000 75,125
5.00%, 1/11/2028 90,000 90,166
2.25%, 1/15/2031 30,000 25,414
4.00%, 11/15/2049 60,000 46,646
CubeSmart LP ,
2.25%, 12/15/2028 40,000 36,130
2.50%, 2/15/2032 45,000 37,927
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 32,336
2.15%, 7/15/2030 100,000 86,315
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 30,636
Public Storage Operating Co. ,
1.50%, 11/9/2026 55,000 51,940
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Public Storage Operating Co.,
2.25%, 11/9/2031 50,000 42,329
741,344
Specialty Retail 0.3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 20,684
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 34,055
Home Depot, Inc. (The) ,
2.70%, 4/15/2030 100,000 90,629
3.25%, 4/15/2032 25,000 22,588
5.88%, 12/16/2036 25,000 26,813
4.40%, 3/15/2045 50,000 44,095
4.50%, 12/6/2048 100,000 88,833
2.38%, 3/15/2051 20,000 11,796
5.30%, 6/25/2054 60,000 59,610
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 95,630
3.75%, 4/1/2032 85,000 78,699
5.00%, 4/15/2040 30,000 28,856
4.05%, 5/3/2047 40,000 31,903
3.00%, 10/15/2050 80,000 51,651
4.25%, 4/1/2052 35,000 28,240
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 96,246
810,328
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
2.45%, 8/4/2026 190,000 183,971
3.00%, 11/13/2027 100,000 96,363
1.65%, 5/11/2030 25,000 21,539
1.65%, 2/8/2031 200,000 169,848
3.85%, 5/4/2043 50,000 42,650
4.38%, 5/13/2045 145,000 131,463
2.65%, 2/8/2051 100,000 64,353
2.80%, 2/8/2061 40,000 24,946
Dell International LLC ,
4.90%, 10/1/2026 60,000 60,181
3.38%, 12/15/2041 25,000 18,779
8.35%, 7/15/2046 13,000 16,994
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 20,000 19,408
6.35%, 10/15/2045(e) 25,000 26,588
5.60%, 10/15/2054 15,000 14,437
HP, Inc. ,
4.00%, 4/15/2029 10,000 9,652
6.00%, 9/15/2041 50,000 51,537
952,709
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 45,778
3.38%, 11/1/2046 30,000 22,374
Tapestry, Inc. ,
7.85%, 11/27/2033 20,000 20,435
88,587

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.2%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 41,607
3.88%, 9/16/2046 120,000 89,584
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 87,164
4.76%, 9/6/2049 25,000 20,532
BAT International Finance plc ,
5.93%, 2/2/2029(c) 50,000 51,811
Philip Morris International,
Inc. ,
5.00%, 11/17/2025 20,000 20,101
5.13%, 11/17/2027 20,000 20,277
5.63%, 11/17/2029 20,000 20,745
5.13%, 2/15/2030 75,000 75,924
5.38%, 2/15/2033 50,000 50,681
5.25%, 2/13/2034 30,000 30,079
4.13%, 3/4/2043 70,000 58,478
Reynolds American, Inc. ,
5.70%, 8/15/2035 75,000 75,705
642,688
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 145,350
2.88%, 1/15/2032 30,000 25,720
GATX Corp. ,
4.00%, 6/30/2030 100,000 94,649
265,719
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 42,651
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 89,760
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,640
5.00%, 3/15/2044 100,000 90,937
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 100,000 97,909
4.80%, 7/15/2028(c) 20,000 20,009
3.88%, 4/15/2030 100,000 94,972
2.55%, 2/15/2031 30,000 26,088
5.05%, 7/15/2033(c) 20,000 19,914
4.38%, 4/15/2040 50,000 44,238
4.50%, 4/15/2050 100,000 84,913
5.65%, 1/15/2053 30,000 30,065
5.75%, 1/15/2054 10,000 10,146
5.80%, 9/15/2062 25,000 25,268
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 15,983
4.25%, 9/17/2050 90,000 71,415
5.88%, 6/28/2064 20,000 19,664
750,921
Total Corporate Bonds
(cost $69,900,373)
64,959,516
Foreign Government Securities 1.5%
Principal
Amount ($) Value ($)
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 96,802
Province of New Brunswick,
3.63%, 2/24/2028 100,000 97,260
Province of Ontario,
1.13%, 10/7/2030 200,000 165,650
Province of Quebec,
3.63%, 4/13/2028 100,000 97,809
7.50%, 9/15/2029 50,000 56,593
514,114
CHILE 0.1%
Republic of Chile,
3.10%, 1/22/2061 200,000 123,812
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 26,000 29,702
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 167,361
3.55%, 3/31/2032 200,000 182,857
350,218
ISRAEL 0.1%
State of Israel Government
Bond,
5.38%, 3/12/2029 200,000 200,315
4.50%, 1/17/2033 200,000 182,500
382,815
ITALY 0.1%
Italian Republic Government
Bond,
2.88%, 10/17/2029 200,000 182,210
JAPAN 0.1%
Japan Bank for International
Cooperation,
4.25%, 1/26/2026 200,000 199,250
MEXICO 0.2%
United Mexican States,
3.75%, 1/11/2028 200,000 191,925
2.66%, 5/24/2031 200,000 165,841
5.00%, 4/27/2051 300,000 236,116
5.75%, 10/12/2110 50,000 39,953
633,835
PANAMA 0.1%
Republic of Panama,
3.16%, 1/23/2030 200,000 172,145
6.70%, 1/26/2036 200,000 196,197
368,342
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 98,604
3.30%, 3/11/2041 120,000 89,491
188,095

20 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 276,220
POLAND 0.1%
Republic of Poland,
4.88%, 10/4/2033 100,000 98,425
5.50%, 3/18/2054 60,000 57,943
156,368
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.50%, 1/11/2029 200,000 199,460
SWEDEN 0.1%
Svensk Exportkredit AB,
2.25%, 3/22/2027 200,000 190,744
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 94,828
Total Foreign Government Securities
(cost $4,205,420)
3,890,013
Mortgage-Backed Securities 25.1%
FHLMC Gold Pool
Pool# D60780
8.00%, 6/1/2025 28 28
Pool# G30267
5.00%, 8/1/2025 3,944 3,933
Pool# J18127
3.00%, 3/1/2027 18,863 18,546
Pool# J18702
3.00%, 3/1/2027 17,914 17,613
Pool# J19106
3.00%, 5/1/2027 8,728 8,573
Pool# C00566
7.50%, 12/1/2027 116 118
Pool# C18271
7.00%, 11/1/2028 552 574
Pool# C00678
7.00%, 11/1/2028 116 121
Pool# C00836
7.00%, 7/1/2029 109 114
Pool# C31285
7.00%, 9/1/2029 178 185
Pool# C37436
8.00%, 1/1/2030 349 366
Pool# C36429
7.00%, 2/1/2030 272 283
Pool# C36306
7.00%, 2/1/2030 180 187
Pool# C00921
7.50%, 2/1/2030 270 279
Pool# G01108
7.00%, 4/1/2030 95 99
Pool# J32255
3.00%, 7/1/2030 10,459 10,106
Pool# C41561
8.00%, 8/1/2030 891 899
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01051
8.00%, 9/1/2030 450 469
Pool# C43550
7.00%, 10/1/2030 624 649
Pool# C44017
7.50%, 10/1/2030 206 206
Pool# C44957
8.00%, 11/1/2030 402 403
Pool# C01106
7.00%, 12/1/2030 1,844 1,918
Pool# C01103
7.50%, 12/1/2030 180 187
Pool# C46932
7.50%, 1/1/2031 307 308
Pool# C01116
7.50%, 1/1/2031 172 178
Pool# G01217
7.00%, 3/1/2031 1,820 1,893
Pool# C48206
7.50%, 3/1/2031 814 811
Pool# C91366
4.50%, 4/1/2031 27,050 26,944
Pool# G18605
3.00%, 6/1/2031 4,529 4,358
Pool# C91377
4.50%, 6/1/2031 14,265 14,209
Pool# C53324
7.00%, 6/1/2031 753 783
Pool# C54792
7.00%, 7/1/2031 517 538
Pool# J35107
2.50%, 8/1/2031 12,859 12,196
Pool# G01309
7.00%, 8/1/2031 254 265
Pool# G01311
7.00%, 9/1/2031 1,829 1,902
Pool# C01222
7.00%, 9/1/2031 285 296
Pool# G01315
7.00%, 9/1/2031 69 72
Pool# J35522
2.50%, 10/1/2031 58,409 55,377
Pool# C58694
7.00%, 10/1/2031 2,116 2,201
Pool# C60012
7.00%, 11/1/2031 288 299
Pool# C61298
8.00%, 11/1/2031 1,139 1,142
Pool# J35957
2.50%, 12/1/2031 111,112 105,317
Pool# C61105
7.00%, 12/1/2031 2,536 2,638
Pool# C63171
7.00%, 1/1/2032 1,864 1,939
Pool# V61548
2.50%, 2/1/2032 125,192 118,464
Pool# G01391
7.00%, 4/1/2032 3,318 3,453
Pool# C01345
7.00%, 4/1/2032 1,325 1,379
Pool# C01370
8.00%, 4/1/2032 324 329

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G16285
3.50%, 5/1/2032 8,552 8,327
Pool# C01381
8.00%, 5/1/2032 4,738 4,969
Pool# C68290
7.00%, 6/1/2032 1,189 1,237
Pool# C68300
7.00%, 6/1/2032 401 417
Pool# G01449
7.00%, 7/1/2032 2,152 2,239
Pool# C69908
7.00%, 8/1/2032 9,250 9,623
Pool# C91558
3.50%, 9/1/2032 33,073 32,009
Pool# G16407
2.50%, 1/1/2033 43,979 41,546
Pool# G01536
7.00%, 3/1/2033 3,822 3,976
Pool# G30646
3.00%, 5/1/2033 59,151 56,037
Pool# G30642
3.00%, 5/1/2033 29,473 27,896
Pool# K90535
3.00%, 5/1/2033 11,952 11,302
Pool# A16419
6.50%, 11/1/2033 7,984 8,238
Pool# A16522
6.50%, 12/1/2033 4,001 4,141
Pool# A21356
6.50%, 4/1/2034 16,497 16,849
Pool# C01851
6.50%, 4/1/2034 9,844 10,174
Pool# A24301
6.50%, 5/1/2034 15,223 15,690
Pool# A22067
6.50%, 5/1/2034 6,140 6,353
Pool# A24988
6.50%, 7/1/2034 6,023 6,192
Pool# G01741
6.50%, 10/1/2034 2,875 2,986
Pool# G08023
6.50%, 11/1/2034 6,768 7,063
Pool# G08064
6.50%, 4/1/2035 3,674 3,924
Pool# G01947
7.00%, 5/1/2035 2,760 2,871
Pool# A39759
5.50%, 11/1/2035 2,423 2,463
Pool# A40376
5.50%, 12/1/2035 1,063 1,081
Pool# A42305
5.50%, 1/1/2036 3,213 3,282
Pool# A41548
7.00%, 1/1/2036 3,818 3,971
Pool# G08111
5.50%, 2/1/2036 6,737 6,849
Pool# A43861
5.50%, 3/1/2036 19,824 20,082
Pool# G08116
5.50%, 3/1/2036 8,574 8,716
Pool# A43534
6.50%, 3/1/2036 1,106 1,130
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A48735
5.50%, 5/1/2036 4,080 4,129
Pool# G08136
6.50%, 6/1/2036 3,784 3,927
Pool# A53039
6.50%, 10/1/2036 26,511 27,493
Pool# C91982
3.50%, 3/1/2038 33,205 31,375
Pool# G04251
6.50%, 4/1/2038 1,697 1,772
Pool# G04569
6.50%, 8/1/2038 2,085 2,157
Pool# A84252
6.50%, 1/1/2039 10,376 10,685
Pool# A84287
6.50%, 1/1/2039 6,079 6,345
Pool# G60342
4.50%, 5/1/2042 48,776 47,768
Pool# G07158
3.50%, 10/1/2042 54,828 50,396
Pool# Q12051
3.50%, 10/1/2042 50,613 46,543
Pool# G07163
3.50%, 10/1/2042 46,145 42,453
Pool# Q11532
3.50%, 10/1/2042 40,886 37,580
Pool# Q12052
3.50%, 10/1/2042 21,451 19,717
Pool# C09020
3.50%, 11/1/2042 186,636 171,547
Pool# G07264
3.50%, 12/1/2042 82,769 76,078
Pool# Q14292
3.50%, 1/1/2043 23,053 21,189
Pool# Q14881
3.50%, 1/1/2043 18,224 16,750
Pool# V80002
2.50%, 4/1/2043 138,474 118,919
Pool# Q16915
3.00%, 4/1/2043 244,383 218,154
Pool# Q17675
3.50%, 4/1/2043 109,342 100,634
Pool# G07410
3.50%, 7/1/2043 41,960 38,618
Pool# Q20332
3.50%, 7/1/2043 8,134 7,476
Pool# G07946
4.00%, 7/1/2044 42,499 40,211
Pool# Q28607
3.50%, 9/1/2044 38,726 35,582
Pool# G61231
3.50%, 9/1/2044 6,330 5,819
Pool# G08609
3.50%, 10/1/2044 16,005 14,656
Pool# Q30833
4.00%, 1/1/2045 3,569 3,360
Pool# V81873
4.00%, 8/1/2045 7,746 7,293
Pool# G08669
4.00%, 9/1/2045 40,194 37,843
Pool# Q38357
4.00%, 1/1/2046 2,821 2,656

22 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61365
4.50%, 1/1/2046 35,394 34,355
Pool# G08697
3.00%, 3/1/2046 64,048 56,633
Pool# Q39440
4.00%, 3/1/2046 2,483 2,337
Pool# G08704
4.50%, 4/1/2046 6,332 6,146
Pool# Q40097
4.50%, 4/1/2046 1,206 1,170
Pool# Q40718
3.50%, 5/1/2046 11,462 10,436
Pool# G08707
4.00%, 5/1/2046 50,791 47,821
Pool# G08708
4.50%, 5/1/2046 4,457 4,327
Pool# Q41548
3.00%, 7/1/2046 12,602 11,159
Pool# Q41903
3.50%, 7/1/2046 65,412 59,553
Pool# Q41491
3.50%, 7/1/2046 7,157 6,510
Pool# Q41935
3.50%, 7/1/2046 5,784 5,276
Pool# G61791
4.00%, 7/1/2046 7,706 7,255
Pool# Q41947
4.50%, 7/1/2046 1,569 1,521
Pool# G08715
3.00%, 8/1/2046 89,116 78,467
Pool# Q42596
3.50%, 8/1/2046 56,513 51,640
Pool# Q42203
3.50%, 8/1/2046 10,376 9,464
Pool# Q42393
3.50%, 8/1/2046 9,114 8,281
Pool# G61323
3.00%, 9/1/2046 113,724 101,480
Pool# G08721
3.00%, 9/1/2046 65,906 57,990
Pool# V82617
3.50%, 9/1/2046 43,100 39,142
Pool# G08722
3.50%, 9/1/2046 9,165 8,373
Pool# G60733
4.50%, 9/1/2046 18,086 17,555
Pool# G60722
3.00%, 10/1/2046 171,759 151,338
Pool# Q44035
3.00%, 10/1/2046 84,083 73,983
Pool# G61815
4.00%, 10/1/2046 4,628 4,358
Pool# G61257
3.00%, 11/1/2046 162,366 142,571
Pool# Q44452
3.00%, 11/1/2046 37,654 33,116
Pool# G08732
3.00%, 11/1/2046 10,714 9,427
Pool# Q44473
3.50%, 11/1/2046 8,977 8,152
Pool# Q44223
3.50%, 11/1/2046 5,752 5,222
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08734
4.00%, 11/1/2046 81,110 76,241
Pool# G08737
3.00%, 12/1/2046 469,315 412,059
Pool# G60989
3.00%, 12/1/2046 68,305 60,133
Pool# Q45878
3.00%, 12/1/2046 12,392 10,887
Pool# G61862
3.50%, 12/1/2046 10,400 9,469
Pool# G08741
3.00%, 1/1/2047 96,318 84,749
Pool# G08747
3.00%, 2/1/2047 163,588 144,165
Pool# G08748
3.50%, 2/1/2047 15,090 13,717
Pool# Q47484
3.50%, 4/1/2047 16,105 14,663
Pool# G60988
3.00%, 5/1/2047 381,539 336,128
Pool# Q48098
3.50%, 5/1/2047 53,266 48,332
Pool# G61390
3.00%, 6/1/2047 152,861 134,499
Pool# G61339
3.00%, 8/1/2047 36,336 31,971
Pool# Q53085
3.00%, 9/1/2047 27,292 24,162
Pool# G61622
3.00%, 10/1/2047 87,932 77,369
Pool# G08785
4.00%, 10/1/2047 3,486 3,259
Pool# Q52075
4.00%, 11/1/2047 57,870 54,430
Pool# T65458
3.50%, 2/1/2048 61,910 55,440
Pool# G08800
3.50%, 2/1/2048 8,002 7,265
Pool# G08801
4.00%, 2/1/2048 22,864 21,441
Pool# Q54727
3.50%, 3/1/2048 21,582 19,596
Pool# Q55401
5.00%, 4/1/2048 4,890 4,855
Pool# G08817
4.00%, 6/1/2048 4,858 4,555
Pool# G08827
4.50%, 7/1/2048 37,213 35,824
Pool# Q57401
4.50%, 7/1/2048 10,949 10,607
Pool# Q57402
4.50%, 7/1/2048 3,913 3,802
Pool# G08831
4.00%, 8/1/2048 39,959 37,472
Pool# G67716
4.50%, 10/1/2048 45,927 44,494
Pool# G61846
4.00%, 1/1/2049 69 65
Pool# V85279
3.50%, 4/1/2049 16,448 14,934

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1B8478
7.65%, 7/1/2041(a) 7,815 8,031
Pool# 2B0108
6.15%, 1/1/2042(a) 75 76
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 244,371 231,767
Pool# SB8500
2.50%, 7/1/2035 189,600 174,082
Pool# SB0479
2.50%, 10/1/2035 45,064 41,471
Pool# RC1826
2.00%, 2/1/2036 200,436 179,145
Pool# SB8092
1.50%, 3/1/2036 48,625 42,354
Pool# RC1887
2.00%, 3/1/2036 309,184 276,677
Pool# RC2045
2.00%, 6/1/2036 16,087 14,378
Pool# QN8913
2.00%, 12/1/2036 54,898 49,100
Pool# RC2402
2.00%, 1/1/2037 72,417 64,849
Pool# RC2399
2.00%, 1/1/2037 53,760 48,327
Pool# SB8140
1.50%, 2/1/2037 134,036 116,150
Pool# SB8144
1.50%, 3/1/2037 155,454 134,647
Pool# QN9700
1.50%, 3/1/2037 29,611 25,641
Pool# SB8148
2.00%, 4/1/2037 58,482 52,081
Pool# SB8158
2.00%, 6/1/2037 59,974 53,409
Pool# SB0725
4.00%, 8/1/2037 3,134 3,033
Pool# SB1009
4.00%, 2/1/2038 3,447 3,337
Pool# ZM2339
3.50%, 1/1/2047 51,244 46,499
Pool# RA3022
2.50%, 6/1/2050 188,815 157,948
Pool# SD7521
2.50%, 7/1/2050 480,883 404,888
Pool# SD8074
3.00%, 7/1/2050 33,880 29,498
Pool# SD7523
2.50%, 8/1/2050 228,066 192,163
Pool# SD1143
4.50%, 9/1/2050 81,066 78,041
Pool# SD0514
2.00%, 10/1/2050 185,939 149,436
Pool# RA3723
2.00%, 10/1/2050 103,747 83,327
Pool# RA3932
2.50%, 11/1/2050 218,932 184,362
Pool# RA3987
2.50%, 11/1/2050 115,244 96,154
Pool# RA4351
2.50%, 1/1/2051 260,045 217,532
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4652
2.00%, 2/1/2051 1,175,969 944,465
Pool# RA4493
2.00%, 2/1/2051 741,359 592,087
Pool# QB9104
2.00%, 2/1/2051 314,476 251,109
Pool# RA4737
2.00%, 3/1/2051 907,866 727,237
Pool# RA4718
2.00%, 3/1/2051 524,663 421,375
Pool# RA4727
2.00%, 3/1/2051 298,726 238,482
Pool# SD7537
2.00%, 3/1/2051 132,832 106,922
Pool# SD8140
2.00%, 4/1/2051 1,315,427 1,049,586
Pool# SD0576
2.50%, 4/1/2051 62,993 52,150
Pool# SD8145
1.50%, 5/1/2051 842,852 637,249
Pool# QC2070
2.00%, 5/1/2051 58,557 47,110
Pool# RA5436
2.00%, 6/1/2051 176,471 140,799
Pool# RA5398
2.00%, 7/1/2051 218,855 176,068
Pool# RA6091
2.00%, 10/1/2051 181,405 145,939
Pool# RA6236
2.00%, 11/1/2051 205,061 164,658
Pool# SD8182
2.00%, 12/1/2051 829,769 660,363
Pool# RA6959
2.50%, 3/1/2052 39,185 32,675
Pool# QE0374
2.50%, 4/1/2052 242,899 202,463
Pool# RA7154
4.00%, 4/1/2052 43,540 40,307
Pool# SD8212
2.50%, 5/1/2052 226,586 187,905
Pool# RA7779
4.50%, 8/1/2052 6,607 6,286
Pool# RA7933
5.00%, 9/1/2052 63,822 62,571
Pool# SD7557
4.50%, 12/1/2052 141,203 135,838
Pool# SD2248
5.00%, 1/1/2053 69,776 68,301
Pool# QF5629
6.00%, 1/1/2053 16,042 16,481
Pool# SD2660
5.00%, 4/1/2053 137,170 133,502
Pool# SD2661
5.50%, 4/1/2053 59,090 58,692
Pool# SD8324
5.50%, 5/1/2053 137,901 136,694
Pool# SD2890
5.50%, 5/1/2053 34,502 34,388
Pool# SD2905
5.50%, 5/1/2053 33,634 33,412
Pool# SD3148
5.00%, 6/1/2053 140,707 138,058

24 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD3085
5.50%, 6/1/2053 21,255 21,201
Pool# SD3260
6.00%, 6/1/2053 45,117 45,771
Pool# SD3565
4.50%, 8/1/2053 13,204 12,584
Pool# SD3603
6.00%, 8/1/2053 56,019 57,003
Pool# RJ0007
6.50%, 10/1/2053 50,755 52,185
Pool# SD4350
6.50%, 10/1/2053 16,868 17,237
Pool# SD4340
5.50%, 11/1/2053 316,923 316,495
Pool# SD4630
6.00%, 12/1/2053 61,008 61,836
Pool# RJ0530
6.50%, 12/1/2053 112,357 114,996
Pool# RJ0527
6.50%, 12/1/2053 13,724 14,043
Pool# RJ0717
6.50%, 1/1/2054 9,556 9,795
Pool# RJ0841
6.00%, 2/1/2054 65,313 66,277
Pool# RJ0858
6.50%, 2/1/2054 63,515 65,164
Pool# SD4870
6.50%, 2/1/2054 35,608 36,443
Pool# SD5616
6.00%, 5/1/2054 475,190 481,565
Pool# RJ1437
6.50%, 5/1/2054 59,041 60,911
Pool# SD6025
6.00%, 8/1/2054 178,074 179,235
Pool# RJ2746
5.50%, 11/1/2054 272,000 270,733
FNMA Pool
Pool# AC9890
6.67%, 4/1/2040(a) 72,439 73,039
Pool# AJ1249
7.31%, 9/1/2041(a) 21,793 22,421
Pool# AL1437
6.07%, 1/1/2042(a) 5,895 6,036
Pool# AK0714
6.28%, 2/1/2042(a) 1,098 1,124
Pool# AP1961
7.50%, 8/1/2042(a) 13,099 13,481
Pool# BF0206
4.00%, 2/1/2047 28,793 27,056
Pool# BF0200
3.50%, 11/1/2051 165,593 149,750
FNMA UMBS Pool
Pool# AH1361
3.50%, 12/1/2025 6,337 6,272
Pool# AH1518
3.50%, 12/1/2025 3,053 3,023
Pool# AE6384
4.00%, 1/1/2026 729 723
Pool# AP4746
3.00%, 8/1/2027 12,558 12,307
Pool# AP4640
3.00%, 9/1/2027 11,086 10,859
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ5096
3.00%, 11/1/2027 19,618 19,187
Pool# AQ4532
3.00%, 11/1/2027 18,563 18,155
Pool# AQ3758
3.00%, 11/1/2027 13,943 13,637
Pool# AB6886
3.00%, 11/1/2027 8,191 8,015
Pool# AS0487
2.50%, 9/1/2028 48,802 47,247
Pool# 930998
4.50%, 4/1/2029 1,217 1,205
Pool# MA0243
5.00%, 11/1/2029 3,971 3,986
Pool# AL8077
3.50%, 12/1/2029 4,403 4,317
Pool# MA0268
5.00%, 12/1/2029 3,835 3,848
Pool# AD5655
5.00%, 5/1/2030 10,453 10,452
Pool# MA0443
5.00%, 5/1/2030 5,046 5,073
Pool# AB1038
5.00%, 5/1/2030 4,636 4,635
Pool# AS5420
3.00%, 7/1/2030 22,699 21,898
Pool# MA0559
5.00%, 9/1/2030 1,792 1,791
Pool# AZ9234
3.50%, 10/1/2030 4,044 3,936
Pool# AH1515
4.00%, 12/1/2030 87,528 86,022
Pool# AD0716
6.50%, 12/1/2030 49,650 50,655
Pool# MA0641
4.00%, 2/1/2031 81,602 80,199
Pool# 560868
7.50%, 2/1/2031 206 205
Pool# BC5968
2.50%, 4/1/2031 19,177 18,198
Pool# BC4430
3.00%, 4/1/2031 7,035 6,776
Pool# AL8566
3.00%, 6/1/2031 22,939 22,056
Pool# AL8565
3.00%, 6/1/2031 19,920 19,137
Pool# AS8028
2.50%, 9/1/2031 61,997 58,739
Pool# 607212
7.50%, 10/1/2031 1,615 1,608
Pool# BM3814
2.50%, 12/1/2031 33,970 32,229
Pool# AS8609
3.00%, 1/1/2032 30,317 29,037
Pool# AL9585
3.50%, 1/1/2032 7,597 7,401
Pool# AS8767
3.00%, 2/1/2032 24,433 23,409
Pool# BM4624
3.00%, 2/1/2032 24,145 23,225
Pool# AL9871
3.00%, 2/1/2032 9,901 9,515

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3269
2.50%, 4/1/2032 59,639 56,365
Pool# BM4088
3.00%, 6/1/2032 21,518 20,699
Pool# MA1107
3.50%, 7/1/2032 22,095 21,364
Pool# BH6610
3.50%, 7/1/2032 6,861 6,668
Pool# BM1669
3.00%, 8/1/2032 12,145 11,615
Pool# BM5167
3.50%, 9/1/2032 4,815 4,694
Pool# BH9391
3.50%, 10/1/2032 5,809 5,649
Pool# BM3977
3.00%, 12/1/2032 47,409 45,380
Pool# CA0951
3.00%, 12/1/2032 31,051 29,675
Pool# FM1661
2.50%, 1/1/2033 118,830 113,758
Pool# BM4338
2.50%, 1/1/2033 57,850 54,881
Pool# 656559
6.50%, 2/1/2033 7,895 8,153
Pool# 694846
6.50%, 4/1/2033 1,266 1,324
Pool# AB9402
3.00%, 5/1/2033 78,115 73,940
Pool# AB9403
3.00%, 5/1/2033 30,233 28,580
Pool# MA1527
3.00%, 8/1/2033 136,091 128,614
Pool# 750229
6.50%, 10/1/2033 9,708 9,905
Pool# 725228
6.00%, 3/1/2034 179,529 184,311
Pool# 788027
6.50%, 9/1/2034 12,886 13,247
Pool# FM4900
2.00%, 12/1/2035 47,203 42,367
Pool# CA8789
2.00%, 2/1/2036 287,925 257,342
Pool# CA9145
2.00%, 2/1/2036 237,972 212,695
Pool# FM5571
2.00%, 2/1/2036 127,676 114,590
Pool# CA9475
2.00%, 3/1/2036 75,449 67,435
Pool# CB0262
2.00%, 4/1/2036 1,541,368 1,375,332
Pool# FM8538
2.00%, 8/1/2036 17,481 15,642
Pool# AL4260
5.50%, 9/1/2036 14,581 14,673
Pool# MA4441
1.50%, 10/1/2036 36,662 31,798
Pool# FS0180
2.00%, 12/1/2036 115,128 102,680
Pool# FS0155
2.00%, 12/1/2036 54,558 48,819
Pool# BU1381
2.00%, 12/1/2036 36,594 32,729
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB2709
2.00%, 1/1/2037 90,672 81,128
Pool# MA4535
1.50%, 2/1/2037 252,573 218,720
Pool# MA4566
1.50%, 3/1/2037 430,773 373,289
Pool# MA4581
1.50%, 4/1/2037 66,291 57,444
Pool# CB3441
2.50%, 4/1/2037 30,339 27,715
Pool# FS2497
1.50%, 8/1/2037 35,903 31,112
Pool# MA4726
4.00%, 9/1/2037 5,000 4,840
Pool# MA4797
4.00%, 11/1/2037 6,136 5,938
Pool# 955194
7.00%, 11/1/2037 48,287 51,001
Pool# MA5223
4.00%, 11/1/2038 1,737 1,681
Pool# AB1735
3.50%, 11/1/2040 4,453 4,099
Pool# AB2067
3.50%, 1/1/2041 123,952 114,095
Pool# AB2068
3.50%, 1/1/2041 71,481 65,796
Pool# 932888
3.50%, 1/1/2041 51,385 47,298
Pool# 932891
3.50%, 1/1/2041 9,220 8,483
Pool# AI9920
4.00%, 9/1/2041 4,079 3,866
Pool# AI9851
4.50%, 9/1/2041 19,905 19,448
Pool# AJ5431
4.50%, 10/1/2041 46,362 45,039
Pool# AJ4861
4.00%, 12/1/2041 57,675 54,779
Pool# AX5316
4.50%, 1/1/2042 6,507 6,364
Pool# AL2499
4.50%, 1/1/2042 2,054 2,008
Pool# AW8167
3.50%, 2/1/2042 148,165 136,382
Pool# AB5185
3.50%, 5/1/2042 121,958 111,981
Pool# AO3575
4.50%, 5/1/2042 42,629 41,387
Pool# AP2092
4.50%, 8/1/2042 10,758 10,375
Pool# AP7489
4.00%, 9/1/2042 195,418 185,210
Pool# AL2782
4.50%, 9/1/2042 26,165 25,511
Pool# AL2677
3.50%, 11/1/2042 67,913 62,400
Pool# MA1273
3.50%, 12/1/2042 84,948 77,981
Pool# AR8213
3.50%, 4/1/2043 73,795 67,924
Pool# AB9238
3.00%, 5/1/2043 278,166 247,874

26 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB9237
3.00%, 5/1/2043 224,155 199,745
Pool# AB9236
3.00%, 5/1/2043 51,146 45,576
Pool# AB9362
3.50%, 5/1/2043 193,445 177,570
Pool# AT4145
3.00%, 6/1/2043 108,760 96,915
Pool# AB9814
3.00%, 7/1/2043 277,841 247,585
Pool# AS0255
4.50%, 8/1/2043 79,569 77,135
Pool# AS0516
3.00%, 9/1/2043 105,869 94,328
Pool# BM4222
3.00%, 1/1/2044 145,651 129,808
Pool# AW1006
4.00%, 5/1/2044 53,084 50,567
Pool# AL7767
4.50%, 6/1/2044 3,472 3,390
Pool# AS3946
4.00%, 12/1/2044 172,756 163,403
Pool# BM3611
4.00%, 1/1/2045 27,977 26,515
Pool# BM3804
3.50%, 2/1/2045 15,507 14,235
Pool# AL9555
4.00%, 2/1/2045 396,694 377,944
Pool# AL6889
4.50%, 2/1/2045 28,206 27,349
Pool# BM3931
3.00%, 3/1/2045 32,035 28,551
Pool# BM3664
3.00%, 5/1/2045 145,571 129,738
Pool# AS4921
3.50%, 5/1/2045 198,900 181,509
Pool# BM5562
4.00%, 6/1/2045 45,753 43,334
Pool# AL7207
4.50%, 8/1/2045 35,833 34,744
Pool# AS6362
4.50%, 12/1/2045 6,418 6,222
Pool# AS6474
3.50%, 1/1/2046 57,068 52,504
Pool# AS6539
3.50%, 1/1/2046 51,545 47,424
Pool# AL9849
3.50%, 1/1/2046 42,710 39,208
Pool# AL9781
4.50%, 2/1/2046 54,449 53,068
Pool# BM4621
3.50%, 3/1/2046 33,931 31,156
Pool# BC0823
3.50%, 4/1/2046 33,186 30,176
Pool# AL8833
4.00%, 6/1/2046 58,112 55,275
Pool# AS7545
3.50%, 7/1/2046 52,083 47,315
Pool# MA2705
3.00%, 8/1/2046 127,976 112,620
Pool# BC1489
3.00%, 8/1/2046 18,645 16,454
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7760
4.00%, 8/1/2046 53,730 50,523
Pool# AS7770
4.50%, 8/1/2046 4,478 4,337
Pool# AL8947
3.50%, 9/1/2046 10,642 9,677
Pool# AL9263
3.00%, 10/1/2046 36,169 31,827
Pool# BM3932
3.50%, 10/1/2046 44,235 40,222
Pool# FM1871
4.00%, 10/1/2046 36,262 34,443
Pool# BC4766
4.50%, 10/1/2046 9,509 9,218
Pool# AS8154
4.50%, 10/1/2046 2,551 2,472
Pool# FM1368
3.00%, 11/1/2046 348,261 308,777
Pool# BC9003
3.00%, 11/1/2046 40,147 35,280
Pool# BE5067
3.50%, 11/1/2046 115,606 105,215
Pool# BC9067
3.00%, 12/1/2046 54,190 47,620
Pool# AS8417
3.50%, 12/1/2046 47,488 43,091
Pool# AS8650
3.00%, 1/1/2047 274,619 240,477
Pool# AS8692
3.50%, 1/1/2047 47,986 43,572
Pool# BD2440
3.50%, 1/1/2047 17,125 15,547
Pool# BE7115
4.50%, 1/1/2047 2,231 2,154
Pool# BD5046
3.50%, 2/1/2047 16,886 15,334
Pool# AS8979
4.50%, 3/1/2047 11,631 11,258
Pool# BM3707
2.50%, 4/1/2047 36,302 30,776
Pool# AS9467
4.00%, 4/1/2047 4,684 4,396
Pool# AS9470
4.50%, 4/1/2047 37,722 36,490
Pool# BH0304
4.50%, 4/1/2047 2,665 2,574
Pool# AS9562
3.00%, 5/1/2047 22,200 19,509
Pool# BM3237
3.50%, 5/1/2047 81,536 74,505
Pool# AS9577
3.50%, 5/1/2047 65,398 58,697
Pool# AS9586
4.00%, 5/1/2047 303,457 286,157
Pool# BM1268
4.00%, 5/1/2047 97,917 91,895
Pool# AS9794
3.50%, 6/1/2047 60,266 55,187
Pool# BE3702
4.00%, 6/1/2047 28,471 26,673
Pool# BM1295
4.50%, 6/1/2047 35,072 33,948

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE9624
4.50%, 6/1/2047 16,131 15,497
Pool# BM3801
3.00%, 7/1/2047 89,212 78,398
Pool# AS9909
3.50%, 7/1/2047 52,734 48,079
Pool# BM3556
4.00%, 9/1/2047 17,775 16,870
Pool# CA0623
4.50%, 10/1/2047 7,208 6,967
Pool# BM3379
3.00%, 12/1/2047 156,133 137,396
Pool# BJ1699
4.00%, 12/1/2047 56,962 54,038
Pool# MA3238
3.50%, 1/1/2048 91,117 82,625
Pool# MA3277
4.00%, 2/1/2048 64,949 60,828
Pool# BK1972
4.50%, 3/1/2048 13,177 12,812
Pool# MA3332
3.50%, 4/1/2048 70,140 63,602
Pool# CA1531
3.50%, 4/1/2048 20,989 19,290
Pool# CA1510
3.50%, 4/1/2048 19,454 17,641
Pool# CA1560
4.50%, 4/1/2048 20,543 19,772
Pool# CA1898
4.50%, 6/1/2048 41,272 39,929
Pool# CA1951
4.00%, 7/1/2048 18,129 16,984
Pool# BK6577
4.50%, 7/1/2048 3,528 3,395
Pool# CA2376
4.00%, 9/1/2048 27,777 26,023
Pool# MA3495
4.00%, 10/1/2048 54,432 50,978
Pool# BM4664
4.50%, 10/1/2048 27,088 26,121
Pool# FM1001
3.50%, 11/1/2048 10,450 9,476
Pool# MA3521
4.00%, 11/1/2048 43,103 40,336
Pool# MA3536
4.00%, 12/1/2048 43,499 40,739
Pool# BN0340
4.50%, 12/1/2048 58,629 56,400
Pool# CA2779
4.50%, 12/1/2048 31,324 30,206
Pool# MA3563
4.00%, 1/1/2049 171,409 160,533
Pool# BN3944
4.00%, 1/1/2049 16,940 15,865
Pool# CA3387
4.00%, 4/1/2049 63,129 59,439
Pool# CA3489
4.00%, 5/1/2049 37,415 35,228
Pool# MA3665
4.50%, 5/1/2049 55,245 53,134
Pool# CA3669
4.00%, 6/1/2049 73,732 69,122
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3825
4.00%, 7/1/2049 22,044 20,801
Pool# FM2887
3.00%, 3/1/2050 84,571 74,210
Pool# FM0077
3.00%, 3/1/2050 40,090 35,163
Pool# CA5510
3.00%, 4/1/2050 127,467 111,851
Pool# MA4048
3.00%, 6/1/2050 40,573 35,293
Pool# MA4077
2.00%, 7/1/2050 85,700 68,599
Pool# CA6598
2.50%, 8/1/2050 274,407 230,739
Pool# MA4097
3.00%, 8/1/2050 8,954 7,846
Pool# BQ4909
2.00%, 9/1/2050 755,517 606,096
Pool# CA6985
2.00%, 9/1/2050 470,768 378,981
Pool# FM4222
2.50%, 9/1/2050 536,211 452,217
Pool# CA7572
2.50%, 10/1/2050 442,640 374,512
Pool# CA7368
2.50%, 10/1/2050 346,579 290,018
Pool# CA7369
2.50%, 10/1/2050 246,949 206,646
Pool# MA4181
1.50%, 11/1/2050 417,597 316,011
Pool# FM4808
2.50%, 11/1/2050 248,323 207,730
Pool# MA4210
2.50%, 12/1/2050 62,785 52,404
Pool# CA8442
2.00%, 1/1/2051 912,397 734,070
Pool# FM6031
2.00%, 2/1/2051 1,256,616 1,000,805
Pool# CA8893
2.00%, 2/1/2051 369,791 296,218
Pool# BQ9747
2.00%, 2/1/2051 316,654 252,873
Pool# CA8823
2.00%, 2/1/2051 197,213 157,977
Pool# FM6135
2.00%, 2/1/2051 126,979 102,221
Pool# FM6554
2.00%, 3/1/2051 493,903 397,602
Pool# FM7677
2.50%, 3/1/2051 519,494 435,536
Pool# CB0149
2.00%, 4/1/2051 192,218 154,393
Pool# CB0400
2.00%, 5/1/2051 77,752 62,992
Pool# CB0684
2.00%, 6/1/2051 299,057 239,639
Pool# FM8630
1.50%, 7/1/2051 37,434 28,342
Pool# CB1110
2.00%, 7/1/2051 80,318 64,487
Pool# FM8160
2.50%, 7/1/2051 147,555 124,130

28 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8007
2.50%, 7/1/2051 90,823 75,992
Pool# FM8011
2.50%, 8/1/2051 293,121 245,989
Pool# FM8441
2.50%, 8/1/2051 116,977 98,517
Pool# CB1330
2.50%, 8/1/2051 97,824 81,857
Pool# MA4399
2.50%, 8/1/2051 79,578 66,174
Pool# FM8794
2.50%, 9/1/2051 279,634 235,158
Pool# FM9082
2.00%, 10/1/2051 100,808 81,107
Pool# CB1871
2.50%, 10/1/2051 357,639 300,758
Pool# MA4464
1.50%, 11/1/2051 49,038 37,036
Pool# MA4465
2.00%, 11/1/2051 650,943 518,201
Pool# FM9450
2.00%, 11/1/2051 100,497 80,704
Pool# FM9491
2.50%, 11/1/2051 40,165 33,653
Pool# FM9494
2.50%, 11/1/2051 26,236 22,063
Pool# FM9543
2.50%, 12/1/2051 422,943 355,608
Pool# CB2410
2.50%, 12/1/2051 103,229 86,824
Pool# FM9806
2.50%, 12/1/2051 89,000 74,830
Pool# MA4512
2.50%, 1/1/2052 765,061 634,760
Pool# BU8176
2.50%, 1/1/2052 407,819 340,633
Pool# FS2639
2.50%, 1/1/2052 304,166 254,312
Pool# BU9929
2.00%, 2/1/2052 234,422 186,156
Pool# MA4578
2.50%, 4/1/2052 346,066 287,245
Pool# CB3351
2.50%, 4/1/2052 65,188 54,340
Pool# MA4653
3.00%, 7/1/2052 169,740 146,360
Pool# MA4700
4.00%, 8/1/2052 68,057 62,900
Pool# FS2972
4.50%, 10/1/2052 44,735 42,638
Pool# MA4805
4.50%, 11/1/2052 56,801 53,985
Pool# CB5084
5.00%, 11/1/2052 45,021 44,126
Pool# CB5268
4.50%, 12/1/2052 322,133 306,287
Pool# FS3416
5.00%, 12/1/2052 85,612 83,919
Pool# CB5535
5.00%, 1/1/2053 228,531 222,950
Pool# BW5089
5.00%, 1/1/2053 61,033 59,448
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB5642
5.50%, 2/1/2053 73,980 73,758
Pool# CB5836
5.00%, 3/1/2053 42,919 42,268
Pool# CB5908
5.50%, 3/1/2053 71,847 71,940
Pool# FS4070
5.50%, 3/1/2053 45,770 45,800
Pool# CB6004
5.50%, 4/1/2053 298,639 300,283
Pool# CB6182
5.00%, 5/1/2053 139,999 136,136
Pool# FS7303
5.00%, 7/1/2053 89,321 86,856
Pool# MA5073
6.00%, 7/1/2053 47,156 47,463
Pool# FS5424
4.50%, 8/1/2053 40,030 38,151
Pool# CB6921
6.00%, 8/1/2053 31,435 32,181
Pool# FS5886
6.00%, 9/1/2053 103,623 104,389
Pool# CB7115
6.00%, 9/1/2053 48,816 49,765
Pool# CB7484
6.50%, 11/1/2053 164,102 168,032
Pool# FS6294
6.50%, 11/1/2053 19,616 20,044
Pool# CB7650
6.50%, 12/1/2053 301,763 312,482
Pool# FS6529
6.50%, 12/1/2053 134,162 138,274
Pool# CB7803
6.50%, 1/1/2054 75,839 78,253
Pool# CB7865
6.50%, 1/1/2054 18,130 18,592
Pool# CB8024
6.50%, 2/1/2054 119,501 124,874
Pool# CB8342
6.00%, 4/1/2054 146,317 147,513
Pool# CB8823
6.50%, 7/1/2054 94,456 97,071
Pool# MA5445
6.00%, 8/1/2054 902,408 908,288
Pool# CB9010
6.00%, 8/1/2054 94,381 94,996
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 11/25/2039 200,000 173,167
2.50%, 11/25/2039 64,000 58,415
3.00%, 11/25/2039 75,000 70,057
3.50%, 11/25/2039 150,000 142,858
4.00%, 11/25/2039 75,000 72,508
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 11/25/2054 175,000 144,757
3.50%, 11/25/2054 50,000 44,697
4.00%, 11/25/2054 675,000 623,586
4.50%, 11/25/2054 549,000 521,168
5.00%, 11/25/2054 1,076,000 1,045,475
5.50%, 11/25/2054 1,346,000 1,333,212
6.00%, 11/25/2054 200,000 201,275

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
6.50%, 11/25/2054 425,000 433,758
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 458 461
Pool# 486936
6.50%, 2/15/2029 181 187
Pool# 502969
6.00%, 3/15/2029 815 836
Pool# 487053
7.00%, 3/15/2029 276 278
Pool# 781014
6.00%, 4/15/2029 490 498
Pool# 509099
7.00%, 6/15/2029 1,266 1,271
Pool# 434505
7.50%, 8/15/2029 22 22
Pool# 781124
7.00%, 12/15/2029 1,917 1,983
Pool# 507396
7.50%, 9/15/2030 14,423 14,475
Pool# 531352
7.50%, 9/15/2030 1,012 1,016
Pool# 536334
7.50%, 10/15/2030 79 79
Pool# 486019
7.50%, 1/15/2031 369 371
Pool# 535388
7.50%, 1/15/2031 257 257
Pool# 528589
6.50%, 3/15/2031 4,529 4,597
Pool# 508473
7.50%, 4/15/2031 1,304 1,311
Pool# 544470
8.00%, 4/15/2031 456 456
Pool# 781287
7.00%, 5/15/2031 903 934
Pool# 781319
7.00%, 7/15/2031 303 319
Pool# 485879
7.00%, 8/15/2031 755 758
Pool# 572554
6.50%, 9/15/2031 13,201 13,661
Pool# 781328
7.00%, 9/15/2031 858 888
Pool# 550991
6.50%, 10/15/2031 248 257
Pool# 571267
7.00%, 10/15/2031 118 119
Pool# 555171
6.50%, 12/15/2031 611 631
Pool# 781380
7.50%, 12/15/2031 288 303
Pool# 781481
7.50%, 1/15/2032 1,291 1,350
Pool# 580972
6.50%, 2/15/2032 79 80
Pool# 781401
7.50%, 2/15/2032 998 1,064
Pool# 781916
6.50%, 3/15/2032 8,697 8,945
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552474
7.00%, 3/15/2032 1,918 1,975
Pool# 781478
7.50%, 3/15/2032 545 576
Pool# 781429
8.00%, 3/15/2032 1,014 1,073
Pool# 781431
7.00%, 4/15/2032 3,706 3,896
Pool# 552616
7.00%, 6/15/2032 14,852 15,187
Pool# 570022
7.00%, 7/15/2032 6,456 6,669
Pool# 595077
6.00%, 10/15/2032 1,944 2,035
Pool# 552903
6.50%, 11/15/2032 24,672 25,574
Pool# 552952
6.00%, 12/15/2032 1,338 1,365
Pool# 602102
6.00%, 2/15/2033 7,614 7,806
Pool# 588192
6.00%, 2/15/2033 1,566 1,593
Pool# 553144
5.50%, 4/15/2033 4,286 4,327
Pool# 604243
6.00%, 4/15/2033 2,643 2,748
Pool# 611526
6.00%, 5/15/2033 4,232 4,233
Pool# 553320
6.00%, 6/15/2033 8,151 8,300
Pool# 604788
6.50%, 11/15/2033 26,772 27,804
Pool# 781688
6.00%, 12/15/2033 10,414 10,699
Pool# 604875
6.00%, 12/15/2033 9,113 9,366
Pool# 781690
6.00%, 12/15/2033 3,711 3,812
Pool# 781699
7.00%, 12/15/2033 1,066 1,084
Pool# 621856
6.00%, 1/15/2034 4,907 4,985
Pool# 564799
6.00%, 3/15/2034 3,590 3,650
Pool# 630038
6.50%, 8/15/2034 17,494 18,089
Pool# 781804
6.00%, 9/15/2034 10,555 11,007
Pool# 781847
6.00%, 12/15/2034 7,982 8,324
Pool# 486921
5.50%, 2/15/2035 2,456 2,500
Pool# 781902
6.00%, 2/15/2035 10,613 11,067
Pool# 649510
5.50%, 10/15/2035 34,586 35,457
Pool# 652207
5.50%, 3/15/2036 24,328 24,731
Pool# 655519
5.00%, 5/15/2036 11,358 11,436
Pool# 652539
5.00%, 5/15/2036 3,893 3,854

30 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 606308
5.50%, 5/15/2036 3,959 4,039
Pool# 656666
6.00%, 6/15/2036 6,016 6,168
Pool# 657912
6.50%, 8/15/2036 1,898 1,950
Pool# 704630
5.50%, 7/15/2039 9,796 9,958
Pool# 757039
4.00%, 12/15/2040 96,251 90,865
Pool# 757038
4.00%, 12/15/2040 95,340 90,476
Pool# 755656
4.00%, 12/15/2040 31,308 29,865
Pool# 757044
4.00%, 12/15/2040 28,275 26,888
Pool# 742235
4.00%, 12/15/2040 25,021 23,744
Pool# 755655
4.00%, 12/15/2040 20,301 19,366
Pool# 757043
4.00%, 12/15/2040 14,313 13,583
Pool# 756631
4.00%, 12/15/2040 10,704 10,211
Pool# 755959
4.00%, 1/15/2041 72,031 68,712
Pool# 742244
4.00%, 1/15/2041 59,872 56,817
Pool# 753826
4.00%, 1/15/2041 30,041 28,509
Pool# 690662
4.00%, 1/15/2041 18,414 17,474
Pool# 719486
4.00%, 1/15/2041 6,621 6,251
Pool# 757555
4.00%, 2/15/2041 14,066 13,417
Pool# 757557
4.00%, 2/15/2041 7,063 6,738
Pool# AD6012
3.50%, 4/15/2043 194,539 180,248
Pool# AA6307
3.50%, 4/15/2043 57,344 53,047
Pool# AA6403
3.00%, 5/15/2043 261,792 235,534
Pool# 783781
3.50%, 6/15/2043 62,305 57,475
Pool# 784015
3.00%, 7/15/2043 14,591 13,128
Pool# 784714
3.00%, 1/15/2044 79,584 71,601
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 55,792 56,992
Pool# 4559
5.00%, 10/20/2039 77,041 77,098
Pool# 737727
4.00%, 12/20/2040 311,587 295,938
Pool# 737730
4.00%, 12/20/2040 93,905 89,190
Pool# 4923
4.50%, 1/20/2041 52,714 51,630
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4978
4.50%, 3/20/2041 7,400 7,247
Pool# 5017
4.50%, 4/20/2041 76,283 74,713
Pool# 5082
4.50%, 6/20/2041 136,345 133,539
Pool# 675523
3.50%, 3/20/2042 124,075 112,729
Pool# MA0462
3.50%, 10/20/2042 197,971 182,791
Pool# MA0625
3.50%, 12/20/2042 151,126 139,545
Pool# MA0698
3.00%, 1/20/2043 128,077 114,595
Pool# AF1001
3.50%, 6/20/2043 99,798 90,787
Pool# AJ9335
3.50%, 10/20/2044 7,398 6,687
Pool# MA2754
3.50%, 4/20/2045 72,862 66,963
Pool# MA2824
2.50%, 5/20/2045 110,244 95,136
Pool# MA2825
3.00%, 5/20/2045 151,220 134,841
Pool# MA2891
3.00%, 6/20/2045 398,207 355,821
Pool# MA2892
3.50%, 6/20/2045 33,192 30,501
Pool# MA2960
3.00%, 7/20/2045 131,393 116,880
Pool# MA3172
3.00%, 10/20/2045 46,727 41,606
Pool# MA3173
3.50%, 10/20/2045 2,853 2,620
Pool# MA3243
3.00%, 11/20/2045 42,044 37,543
Pool# MA3244
3.50%, 11/20/2045 54,181 49,747
Pool# 784098
3.00%, 12/20/2045 219,436 195,805
Pool# 784119
3.00%, 2/20/2046 174,011 155,209
Pool# MA3520
3.00%, 3/20/2046 145,903 130,086
Pool# MA3521
3.50%, 3/20/2046 123,052 112,931
Pool# MA3735
3.00%, 6/20/2046 139,853 124,401
Pool# MA3876
4.50%, 8/20/2046 4,806 4,683
Pool# MA3939
4.50%, 9/20/2046 2,883 2,769
Pool# MA4125
2.50%, 12/20/2046 41,142 35,502
Pool# MA4126
3.00%, 12/20/2046 488,257 432,969
Pool# MA4194
2.50%, 1/20/2047 104,975 90,588
Pool# MA4196
3.50%, 1/20/2047 14,109 12,897
Pool# MA4264
4.50%, 2/20/2047 5,208 5,056

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4321
3.50%, 3/20/2047 181,419 165,748
Pool# AZ1974
3.50%, 4/20/2047 73,282 66,960
Pool# MA4384
4.50%, 4/20/2047 4,376 4,229
Pool# MA4512
4.50%, 6/20/2047 12,597 12,214
Pool# MA4652
3.50%, 8/20/2047 50,778 46,465
Pool# MA4836
3.00%, 11/20/2047 78,578 69,610
Pool# 784421
3.50%, 12/20/2047 177,058 163,617
Pool# MA4900
3.50%, 12/20/2047 110,658 101,056
Pool# MA4962
3.50%, 1/20/2048 3,491 3,186
Pool# 784480
3.50%, 4/20/2048 42,315 38,787
Pool# 784481
3.50%, 4/20/2048 8,201 7,490
Pool# MA5331
4.50%, 7/20/2048 33,489 32,399
Pool# MA5465
3.50%, 9/20/2048 12,849 11,760
Pool# BK2856
4.50%, 12/20/2048 4,191 3,966
Pool# MA5818
4.50%, 3/20/2049 643,164 620,423
Pool# MA6092
4.50%, 8/20/2049 19,865 19,111
Pool# MA6409
3.00%, 1/20/2050 186,497 164,361
Pool# MA6764
2.00%, 7/20/2050 51,143 41,835
Pool# BW4732
2.50%, 8/20/2050 323,976 268,177
Pool# BW6206
2.50%, 8/20/2050 310,336 256,886
Pool# BW4741
2.50%, 9/20/2050 333,603 276,146
Pool# MA7051
2.00%, 12/20/2050 320,982 262,191
Pool# MA7311
2.00%, 4/20/2051 1,435,842 1,171,680
Pool# MA7472
2.50%, 7/20/2051 562,453 476,922
Pool# MA7936
2.50%, 3/20/2052 1,131,076 958,486
Pool# MA8197
2.50%, 8/20/2052 569,720 483,021
Pool# MA8201
4.50%, 8/20/2052 64,956 62,118
Pool# MA8491
5.50%, 12/20/2052 106,484 106,118
Pool# MA8800
5.00%, 4/20/2053 424,475 415,375
Pool# MA8948
5.50%, 6/20/2053 175,076 174,391
Pool# 786798
5.50%, 7/20/2053 60,877 61,062
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA9172
6.00%, 9/20/2053 110,523 111,694
Pool# MA9242
6.00%, 10/20/2053 170,983 172,488
Pool# MA9852
6.00%, 8/20/2054 104,502 105,360
Pool# MA9853
6.50%, 8/20/2054 24,864 25,272
GNMA TBA
2.00%, 11/15/2054 700,000 570,707
2.50%, 11/15/2054 375,000 317,636
3.50%, 11/15/2054 125,000 112,954
5.00%, 11/15/2054 650,000 634,862
5.50%, 11/15/2054 675,000 671,228
6.00%, 11/15/2054 250,000 251,817
6.50%, 11/15/2054 425,000 431,769
Total Mortgage-Backed Securities
(cost $73,598,384)
65,395,087
Municipal Bonds 0.6%
California 0.1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 29,604
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 55,906
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 78,447
State of California,
GO, 7.63%, 3/1/2040 100,000 120,672
284,629
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 49,298
Illinois 0.0%
†
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 32,496
State of Illinois, GO, 5.10%,
6/1/2033 80,000 79,945
112,441
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 60,948
Nebraska 0.0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 40,331

32 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey 0.1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 150,000 159,655
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 135,785
295,440
New York 0.1%
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 25,792
New York City Transitional
Finance Authority, RB,
Series B-1, 5.57%,
11/1/2038 100,000 101,854
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 106,862
234,508
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 98,946
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 94,539
193,485
Texas 0.2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 42,050
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 151,277
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 18,264
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 51,879
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 100,430
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 13,904 14,112
Series A-2, 5.17%,
4/1/2041 15,000 15,217
393,229
Municipal Bonds
Principal
Amount ($) Value ($)
Wisconsin 0.0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,412
Total Municipal Bonds
(cost $1,809,883)
1,683,721
Supranational 1.0%
African Development Bank,
4.38%, 3/14/2028 200,000 201,029
Asian Development Bank
2.50%, 11/2/2027 250,000 238,180
2.75%, 1/19/2028 200,000 191,397
4.50%, 8/25/2028 210,000 212,279
3.13%, 9/26/2028 75,000 72,222
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 99,411
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 149,424
European Investment Bank
0.38%, 3/26/2026 100,000 94,683
3.63%, 7/15/2030 80,000 77,559
3.75%, 2/14/2033(c) 200,000 192,694
4.13%, 2/13/2034 100,000 98,365
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 298,243
1.13%, 1/13/2031 50,000 41,459
3.50%, 4/12/2033 200,000 188,248
International Bank for
Reconstruction &
Development
4.75%, 4/10/2026 40,000 40,241
4.63%, 8/1/2028 260,000 263,975
1.75%, 10/23/2029 250,000 222,738
Total Supranational
(cost $2,761,384)
2,682,147
U.S. Government Agency Securities 0.6%
FHLB, 5.50%, 7/15/2036 200,000 217,283
FHLMC
0.38%, 7/21/2025 65,000 63,179
6.75%, 3/15/2031 200,000 227,023
6.25%, 7/15/2032 165,000 185,804
FNMA
0.50%, 6/17/2025 500,000 488,009
6.25%, 5/15/2029 100,000 108,644
7.25%, 5/15/2030 200,000 230,037
0.88%, 8/5/2030 80,000 66,252
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 99,022
Total U.S. Government Agency Securities
(cost $1,743,313)
1,685,253

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 33
U.S. Treasury Obligations 43.6%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
6.00%, 2/15/2026 (c) 444,500 454,831
5.50%, 8/15/2028 300,000 315,105
5.25%, 11/15/2028 (c) 100,000 104,078
4.50%, 2/15/2036 (c) 400,000 410,375
4.75%, 2/15/2037 (c) 400,000 417,719
4.50%, 5/15/2038 500,000 507,754
4.50%, 8/15/2039 185,000 186,568
4.38%, 11/15/2039 480,000 477,094
1.13%, 5/15/2040 500,000 312,090
4.38%, 5/15/2040 200,000 198,562
3.88%, 8/15/2040 400,000 373,797
1.38%, 11/15/2040 200,000 128,359
4.25%, 11/15/2040 200,000 195,297
1.88%, 2/15/2041 500,000 347,109
1.75%, 8/15/2041 500,000 335,371
3.75%, 8/15/2041 150,000 136,945
2.00%, 11/15/2041 250,000 174,004
3.13%, 11/15/2041 300,000 250,770
2.38%, 2/15/2042 100,000 73,672
3.13%, 2/15/2042 80,000 66,525
3.25%, 5/15/2042 300,000 252,469
2.75%, 8/15/2042 500,000 389,004
3.38%, 8/15/2042 300,000 256,418
2.75%, 11/15/2042 250,000 193,730
4.00%, 11/15/2042 200,000 186,500
3.13%, 2/15/2043 650,000 532,416
3.88%, 2/15/2043 800,000 731,531
2.88%, 5/15/2043 700,000 549,309
3.88%, 5/15/2043 400,000 364,766
3.63%, 8/15/2043 500,000 438,867
4.38%, 8/15/2043 200,000 195,039
3.75%, 11/15/2043 250,000 222,959
4.75%, 11/15/2043 200,000 204,719
3.63%, 2/15/2044 300,000 262,160
4.50%, 2/15/2044 300,000 296,719
4.63%, 5/15/2044 150,000 150,750
3.13%, 8/15/2044 400,000 322,219
3.00%, 11/15/2044 350,000 275,748
3.00%, 5/15/2045 400,000 313,969
2.50%, 2/15/2046 400,000 284,859
2.50%, 5/15/2046 400,000 283,937
2.25%, 8/15/2046 300,000 202,066
2.88%, 11/15/2046 275,000 208,313
3.00%, 2/15/2047 400,000 309,172
3.00%, 5/15/2047 400,000 308,766
2.75%, 8/15/2047 350,000 257,346
3.00%, 2/15/2048 500,000 383,750
3.00%, 8/15/2048 350,000 267,777
3.38%, 11/15/2048 500,000 409,023
2.88%, 5/15/2049 400,000 297,781
2.25%, 8/15/2049 300,000 195,609
2.38%, 11/15/2049 450,000 301,271
2.00%, 2/15/2050 500,000 306,758
1.25%, 5/15/2050 400,000 200,984
1.38%, 8/15/2050 700,000 362,086
1.63%, 11/15/2050 250,000 138,174
1.88%, 2/15/2051 550,000 324,070
2.38%, 5/15/2051 900,000 597,973
2.00%, 8/15/2051 700,000 423,883
1.88%, 11/15/2051 630,000 368,673
2.25%, 2/15/2052 800,000 513,719
2.88%, 5/15/2052 640,000 472,750
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.00%, 8/15/2052 600,000 454,969
4.00%, 11/15/2052 750,000 689,180
3.63%, 2/15/2053 350,000 300,385
3.63%, 5/15/2053 800,000 687,031
4.13%, 8/15/2053 700,000 657,781
4.75%, 11/15/2053 700,000 729,969
4.25%, 2/15/2054 600,000 576,750
4.63%, 5/15/2054 750,000 767,461
4.25%, 8/15/2054 150,000 144,352
U.S. Treasury Notes
2.00%, 8/15/2025 500,000 490,797
0.25%, 9/30/2025 600,000 578,128
5.00%, 10/31/2025 1,000,000 1,006,414
2.25%, 11/15/2025 1,500,000 1,468,523
0.38%, 11/30/2025 1,300,000 1,246,213
4.00%, 12/15/2025 900,000 897,117
0.38%, 12/31/2025 1,200,000 1,147,219
3.88%, 1/15/2026 1,500,000 1,493,262
0.38%, 1/31/2026 1,000,000 953,203
2.63%, 1/31/2026 750,000 735,264
1.63%, 2/15/2026 400,000 386,937
4.00%, 2/15/2026 500,000 498,477
4.63%, 3/15/2026 400,000 401,969
0.75%, 3/31/2026 500,000 476,270
3.75%, 4/15/2026 500,000 496,621
4.88%, 4/30/2026 900,000 908,367
4.13%, 6/15/2026 800,000 798,906
0.63%, 7/31/2026 1,000,000 940,430
1.50%, 8/15/2026 400,000 381,766
0.75%, 8/31/2026 1,000,000 940,000
1.38%, 8/31/2026 1,000,000 951,055
4.63%, 9/15/2026 600,000 604,758
1.63%, 9/30/2026 (c) 500,000 477,051
3.50%, 9/30/2026 1,000,000 987,812
4.63%, 10/15/2026 3,000,000 3,025,430
1.63%, 10/31/2026 1,000,000 951,953
4.13%, 10/31/2026 500,000 499,648
2.00%, 11/15/2026 400,000 383,406
1.25%, 12/31/2026 700,000 658,629
4.00%, 1/15/2027 1,000,000 996,914
1.50%, 1/31/2027 800,000 755,031
2.25%, 2/15/2027 400,000 383,531
4.13%, 2/15/2027 500,000 499,746
1.13%, 2/28/2027 200,000 186,734
1.88%, 2/28/2027 700,000 665,109
0.63%, 3/31/2027 500,000 460,117
2.50%, 3/31/2027 600,000 577,945
4.50%, 4/15/2027 (c) 400,000 403,344
0.50%, 4/30/2027 300,000 274,336
2.75%, 4/30/2027 450,000 435,375
2.38%, 5/15/2027 500,000 478,926
2.63%, 5/31/2027 700,000 674,352
2.75%, 7/31/2027 300,000 289,277
2.25%, 8/15/2027 (c) 500,000 475,293
0.50%, 8/31/2027 500,000 451,836
3.13%, 8/31/2027 700,000 681,352
0.38%, 9/30/2027 500,000 448,750
4.13%, 9/30/2027 700,000 700,109
0.50%, 10/31/2027 500,000 449,160
4.13%, 10/31/2027 (c) 500,000 499,961
2.25%, 11/15/2027 870,000 823,407
0.63%, 11/30/2027 250,000 224,766

34 - Statement of Investments - October 31, 2024 - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.88%, 11/30/2027 430,000 426,758
0.63%, 12/31/2027 500,000 448,242
3.88%, 12/31/2027 800,000 793,875
0.75%, 1/31/2028 500,000 448,711
3.50%, 1/31/2028 1,300,000 1,274,965
2.75%, 2/15/2028 1,000,000 957,148
1.13%, 2/29/2028 700,000 634,594
4.00%, 2/29/2028 300,000 298,629
1.25%, 3/31/2028 500,000 454,180
3.63%, 3/31/2028 600,000 590,203
1.25%, 4/30/2028 700,000 634,430
3.50%, 4/30/2028 1,300,000 1,272,730
2.88%, 5/15/2028 1,000,000 958,125
1.25%, 5/31/2028 700,000 632,926
3.63%, 5/31/2028 350,000 343,902
1.25%, 6/30/2028 700,000 631,367
4.00%, 6/30/2028 750,000 746,162
1.00%, 7/31/2028 1,000,000 891,250
4.13%, 7/31/2028 700,000 699,070
2.88%, 8/15/2028 1,000,000 955,117
4.38%, 8/31/2028 400,000 402,922
1.25%, 9/30/2028 500,000 447,832
4.63%, 9/30/2028 500,000 508,203
1.38%, 10/31/2028 500,000 449,102
4.88%, 10/31/2028 300,000 307,758
1.50%, 11/30/2028 500,000 450,469
3.75%, 12/31/2028 700,000 688,844
1.75%, 1/31/2029 500,000 453,281
4.00%, 1/31/2029 400,000 397,406
2.63%, 2/15/2029 457,000 429,580
2.38%, 3/31/2029 400,000 371,312
4.13%, 3/31/2029 800,000 798,687
2.88%, 4/30/2029 350,000 331,598
4.63%, 4/30/2029 400,000 407,578
2.38%, 5/15/2029 100,000 92,691
2.75%, 5/31/2029 300,000 282,340
4.50%, 5/31/2029 500,000 507,187
3.25%, 6/30/2029 400,000 384,484
4.25%, 6/30/2029 600,000 602,086
2.63%, 7/31/2029 1,000,000 934,219
4.00%, 7/31/2029 600,000 595,969
1.63%, 8/15/2029 200,000 178,422
3.13%, 8/31/2029 400,000 381,844
3.88%, 9/30/2029 300,000 296,051
4.00%, 10/31/2029 1,300,000 1,289,996
1.75%, 11/15/2029 250,000 223,252
3.88%, 11/30/2029 250,000 246,631
3.88%, 12/31/2029 700,000 690,266
3.50%, 1/31/2030 650,000 629,357
1.50%, 2/15/2030 700,000 611,516
4.00%, 2/28/2030 350,000 347,061
3.63%, 3/31/2030 400,000 389,234
3.50%, 4/30/2030 700,000 676,648
0.63%, 5/15/2030 700,000 577,637
3.75%, 5/31/2030 300,000 293,508
3.75%, 6/30/2030 900,000 880,102
4.00%, 7/31/2030 550,000 544,607
0.63%, 8/15/2030 950,000 776,922
4.13%, 8/31/2030 400,000 398,453
4.63%, 9/30/2030 (c) 500,000 510,996
4.88%, 10/31/2030 800,000 828,219
0.88%, 11/15/2030 800,000 660,344
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.38%, 11/30/2030 200,000 201,766
3.75%, 12/31/2030 400,000 390,047
1.13%, 2/15/2031 800,000 666,469
4.25%, 2/28/2031 600,000 601,102
4.13%, 3/31/2031 500,000 497,285
4.63%, 4/30/2031 400,000 409,062
1.63%, 5/15/2031 900,000 767,566
4.63%, 5/31/2031 300,000 306,750
4.25%, 6/30/2031 800,000 801,031
4.13%, 7/31/2031 500,000 496,992
1.25%, 8/15/2031 900,000 743,203
3.63%, 9/30/2031 900,000 867,797
1.38%, 11/15/2031 800,000 661,688
1.88%, 2/15/2032 800,000 682,031
2.88%, 5/15/2032 1,000,000 912,031
2.75%, 8/15/2032 1,100,000 991,246
4.13%, 11/15/2032 750,000 744,316
3.50%, 2/15/2033 1,050,000 994,629
3.38%, 5/15/2033 1,000,000 936,719
3.88%, 8/15/2033 900,000 873,879
4.50%, 11/15/2033 900,000 914,977
4.00%, 2/15/2034 700,000 684,906
4.38%, 5/15/2034 1,300,000 1,309,141
3.88%, 8/15/2034 1,400,000 1,354,500
Total U.S. Treasury Obligations
(cost $122,576,398)
113,829,062
Repurchase Agreements 1.7%
CF Secured, LLC
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $1,374,367,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$1,401,855. (f)(g) 1,374,181 1,374,181

Nationwide Bond Index Fund - October 31, 2024 - Statement of Investments - 35
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $3,000,405,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$3,060,002. (f)(g) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,374,181)
4,374,181
Total Investments
(cost $285,975,063) — 100.8%
263,177,841
Liabilities in excess of other
assets — (0.8)% (2,134,025)
NET ASSETS — 100.0%
$ 261,043,816
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2024.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $356,553 which represents 0.14% of net assets.
(c) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $9,066,235, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,374,181 and by $4,957,255 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 5.00%, and maturity dates
ranging from 11/21/2024 – 2/15/2054, a total value of
$9,331,436.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2024.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2024.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of October 31,
2024 was $4,374,181.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

36 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Common Stocks 98.4%
Shares Value ($)
AUSTRALIA 7.6%
Banks 2.2%
ANZ Group Holdings Ltd. 179,091 3,640,908
Commonwealth Bank of
Australia 99,971 9,300,526
National Australia Bank Ltd. 184,687 4,671,053
Westpac Banking Corp. 206,830 4,331,847
21,944,334
Beverages 0.0%
†
Treasury Wine Estates Ltd. 50,622 374,699
Broadline Retail 0.3%
Wesfarmers Ltd. 67,573 2,981,919
Capital Markets 0.4%
ASX Ltd. 12,057 513,191
Macquarie Group Ltd. 21,670 3,270,549
3,783,740
Chemicals 0.0%
†
Orica Ltd. 29,305 331,661
Commercial Services & Supplies 0.1%
Brambles Ltd. 83,306 999,820
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 79,763 920,424
Endeavour Group Ltd. 93,046 286,641
Woolworths Group Ltd. 73,378 1,441,464
2,648,529
Diversified REITs 0.1%
GPT Group (The) 119,780 370,483
Mirvac Group 235,719 330,446
Stockland 148,142 500,238
1,201,167
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 245,349 613,661
Electric Utilities 0.1%
Origin Energy Ltd. 103,249 653,448
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd. 14,097 308,068
Gas Utilities 0.0%
†
APA Group 78,033 356,830
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 3,958 731,416
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 10,306 270,760
Sonic Healthcare Ltd. 27,888 491,246
762,006
Health Care Technology 0.0%
†
Pro Medicus Ltd. 3,337 424,482
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 33,318 1,336,958
Lottery Corp. Ltd. (The) 138,655 451,843
1,788,801
Industrial REITs 0.2%
Goodman Group 101,804 2,424,501
Insurance 0.3%
Insurance Australia Group
Ltd. 137,239 672,260
Medibank Pvt Ltd. 175,629 411,677
QBE Insurance Group Ltd. 88,521 1,000,212
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
Suncorp Group Ltd. 76,129 890,571
2,974,720
Interactive Media & Services 0.1%
CAR Group Ltd. 20,994 515,892
REA Group Ltd. 3,275 481,794
SEEK Ltd. 20,025 324,481
1,322,167
Metals & Mining 2.1%
BHP Group Ltd. 302,904 8,416,734
BlueScope Steel Ltd. 25,609 339,136
Fortescue Ltd. 102,904 1,278,443
Glencore plc 617,541 3,218,001
Mineral Resources Ltd. 10,719 272,876
Northern Star Resources Ltd. 69,617 806,923
Pilbara Minerals Ltd.* 170,838 315,295
Rio Tinto Ltd. 21,764 1,693,634
Rio Tinto plc 67,122 4,342,474
South32 Ltd. 275,770 664,712
21,348,228
Office REITs 0.0%
†
Dexus 66,686 313,732
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 14,253 261,093
Santos Ltd. 192,418 854,250
Woodside Energy Group Ltd. 114,405 1,802,261
2,917,604
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 43,751 230,873
Professional Services 0.1%
Computershare Ltd. 32,241 556,700
Retail REITs 0.1%
Scentre Group 311,986 713,660
Vicinity Ltd. 217,516 309,119
1,022,779
Software 0.1%
WiseTech Global Ltd. 9,674 743,263
Trading Companies & Distributors 0.1%
Reece Ltd. 12,296 182,544
Seven Group Holdings Ltd. 11,575 314,687
497,231
Transportation Infrastructure 0.2%
Transurban Group 186,039 1,554,163
75,810,542
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 20,334 1,145,189
Electric Utilities 0.0%
†
Verbund AG 4,205 345,416
Metals & Mining 0.0%
†
voestalpine AG 6,995 144,393
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 8,898 368,851
Paper & Forest Products 0.1%
Mondi plc 27,304 442,120
2,445,969

Nationwide International Index Fund - October 31, 2024 - Statement of Investments - 37
Common Stocks
Shares Value ($)
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 13,685 992,580
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 53,509 3,186,146
Chemicals 0.0%
†
Syensqo SA 4,162 319,924
Distributors 0.0%
†
D'ieteren Group 1,204 260,103
Electric Utilities 0.0%
†
Elia Group SA/NV 1,562 148,467
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,694 338,123
Sofina SA 863 210,945
549,068
Food Products 0.0%
†
Lotus Bakeries NV 25 326,945
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 10,847 257,568
Insurance 0.1%
Ageas SA/NV 10,023 522,064
Pharmaceuticals 0.2%
UCB SA 7,473 1,437,671
8,000,536
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 9,859 296,075
BURKINA FASO 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 10,889 244,376
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 24,132 544,642
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 224,600 733,737
Broadline Retail 0.4%
Prosus NV 84,403 3,553,956
Food Products 0.0%
†
Wilmar International Ltd. 111,358 269,358
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 88,000 248,532
Real Estate Management & Development 0.0%
†
Wharf Holdings Ltd. (The) 62,644 177,140
4,982,723
DENMARK 3.4%
Air Freight & Logistics 0.3%
DSV A/S 12,228 2,661,228
Banks 0.1%
Danske Bank A/S 40,646 1,199,296
Common Stocks
Shares Value ($)
DENMARK
Beverages 0.1%
Carlsberg A/S, Class B 5,491 605,902
Biotechnology 0.1%
Genmab A/S* 3,643 813,029
Zealand Pharma A/S, Class
A* 3,810 439,687
1,252,716
Building Products 0.0%
†
ROCKWOOL A/S, Class B 620 267,367
Chemicals 0.1%
Novonesis (Novozymes) B,
Class B 20,899 1,311,354
Electrical Equipment 0.1%
Vestas Wind Systems A/S* 61,182 1,151,178
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 7,332 914,355
Demant A/S* 6,336 232,585
1,146,940
Independent Power and Renewable Electricity Producers
0.1%
Orsted A/S Reg. S*(a) 11,521 673,192
Insurance 0.1%
Tryg A/S 21,961 518,043
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 157 239,065
AP Moller - Maersk A/S,
Class B 265 417,388
656,453
Pharmaceuticals 2.1%
Novo Nordisk A/S, Class B 192,297 21,501,438
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 4,781 723,533
33,668,640
FINLAND 1.0%
Banks 0.2%
Nordea Bank Abp 188,119 2,206,645
Communications Equipment 0.2%
Nokia OYJ 323,132 1,518,942
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B 15,868 340,199
Diversified Telecommunication Services 0.1%
Elisa OYJ 8,880 422,450
Electric Utilities 0.0%
†
Fortum OYJ 27,340 403,141
Insurance 0.1%
Sampo OYJ, Class A 29,976 1,330,969
Machinery 0.2%
Kone OYJ, Class B 20,099 1,099,974
Metso Oyj 37,280 355,148
Wartsila OYJ Abp 29,221 556,915
2,012,037
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 26,474 424,450

38 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Paper & Forest Products 0.1%
Stora Enso OYJ, Class R 34,712 387,532
UPM-Kymmene OYJ 31,270 916,409
1,303,941
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 6,405 310,988
10,273,762
FRANCE 9.3%
Aerospace & Defense 1.1%
Airbus SE 35,332 5,384,210
Dassault Aviation SA 1,160 233,886
Safran SA 20,492 4,649,282
Thales SA 5,547 894,275
11,161,653
Automobile Components 0.1%
Cie Generale des
Etablissements Michelin
SCA 40,985 1,380,386
Automobiles 0.1%
Renault SA 11,711 536,544
Banks 0.6%
BNP Paribas SA 61,070 4,171,885
Credit Agricole SA 62,643 960,429
Societe Generale SA 42,951 1,239,239
6,371,553
Beverages 0.2%
Pernod Ricard SA 11,996 1,497,904
Building Products 0.3%
Cie de Saint-Gobain SA 27,152 2,464,054
Capital Markets 0.0%
†
Amundi SA Reg. S(a) 4,033 293,028
Chemicals 0.6%
Air Liquide SA 34,418 6,167,536
Arkema SA 3,191 280,530
6,448,066
Construction & Engineering 0.4%
Bouygues SA 10,718 343,310
Eiffage SA 4,480 416,665
Vinci SA 29,876 3,339,187
4,099,162
Consumer Staples Distribution & Retail 0.1%
Carrefour SA 33,402 529,366
Diversified REITs 0.0%
†
Covivio SA 3,429 195,341
Diversified Telecommunication Services 0.1%
Orange SA 113,639 1,248,008
Electrical Equipment 0.2%
Legrand SA 15,619 1,749,882
Entertainment 0.0%
†
Bollore SE 41,474 257,927
Financial Services 0.1%
Edenred SE 15,177 489,839
Eurazeo SE 2,876 219,835
709,674
Food Products 0.3%
Danone SA 38,434 2,746,088
Common Stocks
Shares Value ($)
FRANCE
Health Care Equipment & Supplies 0.5%
BioMerieux 2,686 300,069
EssilorLuxottica SA 17,781 4,181,094
4,481,163
Hotels, Restaurants & Leisure 0.1%
Accor SA 12,079 547,716
La Francaise des Jeux
SAEM Reg. S(a) 5,613 239,870
Sodexo SA 4,988 433,030
1,220,616
Household Durables 0.0%
†
SEB SA 1,553 163,775
Insurance 0.4%
AXA SA 108,157 4,054,870
IT Services 0.2%
Capgemini SE 9,251 1,594,814
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 1,732 345,475
Machinery 0.1%
Alstom SA* 21,707 476,107
Media 0.2%
Publicis Groupe SA 13,442 1,433,296
Vivendi SE 42,537 454,834
1,888,130
Multi-Utilities 0.3%
Engie SA 107,408 1,799,559
Veolia Environnement SA 41,344 1,309,798
3,109,357
Office REITs 0.0%
†
Gecina SA 2,516 268,453
Oil, Gas & Consumable Fuels 0.8%
TotalEnergies SE 128,850 8,059,373
Personal Care Products 0.5%
L'Oreal SA 14,367 5,410,346
Pharmaceuticals 0.0%
†
Ipsen SA 2,120 257,484
Professional Services 0.1%
Bureau Veritas SA 18,453 583,943
Teleperformance SE 3,323 348,804
932,747
Retail REITs 0.1%
Klepierre SA 12,812 409,603
Unibail-Rodamco-Westfield 7,258 592,034
1,001,637
Software 0.1%
Dassault Systemes SE 40,699 1,389,572
Textiles, Apparel & Luxury Goods 1.6%
Hermes International SCA 1,886 4,281,996
Kering SA 4,507 1,123,314
LVMH Moet Hennessy Louis
Vuitton SE 16,424 10,897,841
16,303,151
Trading Companies & Distributors 0.0%
†
Rexel SA 13,219 364,071
Transportation Infrastructure 0.1%
Aeroports de Paris SA 2,168 257,784

Nationwide International Index Fund - October 31, 2024 - Statement of Investments - 39
Common Stocks
Shares Value ($)
FRANCE
Transportation Infrastructure
Getlink SE 17,522 297,526
555,310
93,565,087
GERMANY 8.9%
Aerospace & Defense 0.2%
MTU Aero Engines AG 3,247 1,062,042
Rheinmetall AG 2,596 1,337,541
2,399,583
Air Freight & Logistics 0.2%
Deutsche Post AG 60,902 2,446,461
Automobile Components 0.0%
†
Continental AG 6,208 386,699
Automobiles 0.7%
Bayerische Motoren Werke
AG 18,989 1,493,938
Bayerische Motoren Werke
AG (Preference) 3,575 262,701
Dr Ing hc F Porsche AG
(Preference) Reg. S(a) 6,924 486,997
Mercedes-Benz Group AG 44,654 2,705,474
Porsche Automobil Holding
SE (Preference) 9,742 404,087
Volkswagen AG (Preference) 12,047 1,165,170
6,518,367
Banks 0.1%
Commerzbank AG 59,723 1,058,158
Capital Markets 0.5%
Deutsche Bank AG
(Registered) 112,832 1,921,256
Deutsche Boerse AG 11,329 2,633,991
4,555,247
Chemicals 0.5%
BASF SE 53,137 2,581,013
Covestro AG Reg. S*(a) 11,630 736,083
Evonik Industries AG 16,322 359,223
Symrise AG, Class A 7,907 952,048
4,628,367
Construction Materials 0.1%
Heidelberg Materials AG 8,067 887,929
Diversified Telecommunication Services 0.6%
Deutsche Telekom AG
(Registered) 208,412 6,310,929
Electrical Equipment 0.2%
Siemens Energy AG* 38,180 1,559,271
Entertainment 0.0%
†
CTS Eventim AG & Co.
KGaA 3,625 380,406
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 2,229 139,513
Siemens Healthineers AG
Reg. S(a) 16,677 870,253
1,009,766
Health Care Providers & Services 0.1%
Fresenius Medical Care AG 12,198 476,464
Fresenius SE & Co. KGaA* 25,302 921,498
1,397,962
Common Stocks
Shares Value ($)
GERMANY
Household Products 0.1%
Henkel AG & Co. KGaA 6,394 498,753
Henkel AG & Co. KGaA
(Preference) 10,040 869,108
1,367,861
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 38,372 1,243,080
Industrial Conglomerates 0.9%
Siemens AG (Registered) 45,378 8,808,645
Insurance 1.3%
Allianz SE (Registered) 23,389 7,366,448
Hannover Rueck SE 3,582 941,511
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 7,987 4,092,143
Talanx AG 3,573 275,818
12,675,920
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(a) 4,491 386,600
IT Services 0.0%
†
Bechtle AG 4,502 153,550
Life Sciences Tools & Services 0.0%
†
Sartorius AG (Preference) 1,473 380,354
Machinery 0.2%
Daimler Truck Holding AG 29,285 1,211,635
GEA Group AG 9,609 473,447
Knorr-Bremse AG 4,191 344,691
Rational AG 326 319,305
2,349,078
Multi-Utilities 0.2%
E.ON SE 135,053 1,824,069
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered) 37,563 260,010
Personal Care Products 0.1%
Beiersdorf AG 5,997 809,295
Pharmaceuticals 0.3%
Bayer AG (Registered) 59,150 1,592,535
Merck KGaA 7,586 1,254,440
2,846,975
Real Estate Management & Development 0.2%
LEG Immobilien SE 4,178 395,900
Vonovia SE 44,515 1,465,200
1,861,100
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 77,764 2,455,688
Software 1.5%
Nemetschek SE 3,192 345,177
SAP SE 62,349 14,572,905
14,918,082
Specialty Retail 0.0%
†
Zalando SE Reg. S*(a) 13,790 414,524
Textiles, Apparel & Luxury Goods 0.3%
adidas AG 9,687 2,309,470
Puma SE 6,541 297,272
2,606,742

40 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Trading Companies & Distributors 0.1%
Brenntag SE 7,563 492,792
89,393,510
HONG KONG 1.8%
Banks 0.1%
Hang Seng Bank Ltd. 46,900 573,601
Capital Markets 0.3%
Futu Holdings Ltd., ADR* 3,382 321,256
Hong Kong Exchanges &
Clearing Ltd. 71,800 2,868,941
3,190,197
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 225,420 280,064
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 34,500 244,074
CLP Holdings Ltd. 96,000 815,566
Power Assets Holdings Ltd. 87,300 580,905
1,640,545
Food Products 0.0%
†
WH Group Ltd. Reg. S(a) 511,243 396,033
Gas Utilities 0.0%
†
Hong Kong & China Gas Co.
Ltd. 689,565 534,780
Ground Transportation 0.0%
†
MTR Corp. Ltd. 91,214 331,983
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 9,000 345,282
Swire Pacific Ltd., Class A 24,000 201,219
546,501
Insurance 0.7%
AIA Group Ltd. 667,000 5,307,451
Prudential plc 160,986 1,326,435
6,633,886
Machinery 0.1%
Techtronic Industries Co. Ltd. 81,500 1,167,498
Real Estate Management & Development 0.2%
CK Asset Holdings Ltd. 121,886 499,233
Henderson Land
Development Co. Ltd. 83,352 268,108
Hongkong Land Holdings
Ltd. 66,100 283,865
Sino Land Co. Ltd. 224,200 224,333
Sun Hung Kai Properties Ltd. 85,700 927,461
Wharf Real Estate
Investment Co. Ltd. 101,270 304,151
2,507,151
Retail REITs 0.1%
Link REIT 151,301 705,386
18,507,625
IRELAND 0.4%
Banks 0.1%
AIB Group plc 100,638 536,176
Bank of Ireland Group plc 59,462 544,236
1,080,412
Common Stocks
Shares Value ($)
IRELAND
Building Products 0.1%
Kingspan Group plc 9,287 815,335
Food Products 0.1%
Kerry Group plc, Class A 9,546 950,333
Trading Companies & Distributors 0.1%
AerCap Holdings NV 11,505 1,076,293
3,922,373
ISRAEL 0.7%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 1,714 392,462
Banks 0.3%
Bank Hapoalim BM 71,202 743,033
Bank Leumi Le-Israel BM 86,028 875,122
Israel Discount Bank Ltd.,
Class A 74,424 437,989
Mizrahi Tefahot Bank Ltd. 8,781 362,736
2,418,880
Broadline Retail 0.0%
†
Global-e Online Ltd.* 5,977 229,756
Chemicals 0.0%
†
ICL Group Ltd. 46,001 189,774
IT Services 0.1%
Wix.com Ltd.* 3,046 509,047
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 67,402 1,242,893
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 2,496 191,121
Software 0.2%
Check Point Software
Technologies Ltd.* 5,530 957,851
Nice Ltd.* 3,771 656,783
1,614,634
6,788,567
ITALY 2.6%
Aerospace & Defense 0.1%
Leonardo SpA 24,050 575,191
Automobiles 0.4%
Ferrari NV 7,497 3,584,005
Banks 0.9%
Banco BPM SpA 78,066 528,458
FinecoBank Banca Fineco
SpA 37,314 598,702
Intesa Sanpaolo SpA 871,080 3,734,136
Mediobanca Banca di
Credito Finanziario SpA 29,644 489,521
UniCredit SpA 88,533 3,922,285
9,273,102
Beverages 0.1%
Coca-Cola HBC AG 13,713 479,522
Davide Campari-Milano NV 36,082 243,392
722,914
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(a) 21,715 244,750

Nationwide International Index Fund - October 31, 2024 - Statement of Investments - 41
Common Stocks
Shares Value ($)
ITALY
Diversified Telecommunication Services
Telecom Italia SpA* 558,474 141,720
386,470
Electric Utilities 0.4%
Enel SpA 484,253 3,672,934
Terna - Rete Elettrica
Nazionale 84,624 734,209
4,407,143
Electrical Equipment 0.1%
Prysmian SpA 15,671 1,109,425
Financial Services 0.0%
†
Nexi SpA Reg. S*(a) 33,923 215,054
Gas Utilities 0.1%
Snam SpA 124,213 597,099
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,567 170,519
Health Care Providers & Services 0.0%
†
Amplifon SpA 7,703 215,917
Insurance 0.2%
Generali 61,217 1,702,296
Poste Italiane SpA Reg. S(a) 26,701 377,185
2,079,481
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 137,090 2,088,347
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 6,519 370,206
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 12,697 706,796
26,501,669
JAPAN 22.0%
Air Freight & Logistics 0.0%
†
SG Holdings Co. Ltd. 19,400 193,938
Automobile Components 0.4%
Aisin Corp. 31,200 322,997
Bridgestone Corp. 33,400 1,183,535
Denso Corp. 113,600 1,616,291
Sumitomo Electric Industries
Ltd. 43,400 667,333
3,790,156
Automobiles 1.6%
Honda Motor Co. Ltd. 267,300 2,681,580
Isuzu Motors Ltd. 35,900 464,015
Mazda Motor Corp. 32,860 232,918
Nissan Motor Co. Ltd. 143,300 378,464
Subaru Corp. 34,800 621,483
Suzuki Motor Corp. 92,000 907,268
Toyota Motor Corp. 613,000 10,566,819
Yamaha Motor Co. Ltd. 48,900 425,674
16,278,221
Banks 1.8%
Chiba Bank Ltd. (The) 33,400 244,477
Concordia Financial Group
Ltd. 65,100 321,635
Japan Post Bank Co. Ltd. 86,300 774,434
Mitsubishi UFJ Financial
Group, Inc. 663,384 6,925,451
Mizuho Financial Group, Inc. 143,651 2,999,680
Common Stocks
Shares Value ($)
JAPAN
Banks
Resona Holdings, Inc. 128,101 853,176
Shizuoka Financial Group,
Inc. 24,800 197,321
Sumitomo Mitsui Financial
Group, Inc. 223,515 4,718,823
Sumitomo Mitsui Trust
Group, Inc. 39,252 865,916
17,900,913
Beverages 0.2%
Asahi Group Holdings Ltd. 84,900 1,019,013
Kirin Holdings Co. Ltd. 47,500 697,546
Suntory Beverage & Food
Ltd. 8,000 269,829
1,986,388
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 22,600 560,575
Rakuten Group, Inc.* 91,800 546,030
1,106,605
Building Products 0.2%
AGC, Inc. 12,320 376,103
Daikin Industries Ltd. 15,800 1,852,118
TOTO Ltd. 7,700 215,720
2,443,941
Capital Markets 0.2%
Daiwa Securities Group, Inc. 80,000 516,833
Japan Exchange Group, Inc. 61,300 717,499
Nomura Holdings, Inc. 179,900 921,462
SBI Holdings, Inc. 15,770 345,982
2,501,776
Chemicals 0.7%
Asahi Kasei Corp. 75,300 518,347
Mitsubishi Chemical Group
Corp. 81,500 437,312
Mitsui Chemicals, Inc. 10,520 239,724
Nippon Paint Holdings Co.
Ltd. 60,300 460,298
Nippon Sanso Holdings
Corp. 9,700 335,504
Nitto Denko Corp. 43,050 707,885
Shin-Etsu Chemical Co. Ltd. 107,300 3,971,525
Toray Industries, Inc. 87,400 474,947
7,145,542
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 22,500 390,625
Secom Co. Ltd. 25,400 901,725
TOPPAN Holdings, Inc. 13,900 406,418
1,698,768
Construction & Engineering 0.1%
Kajima Corp. 23,800 407,564
Obayashi Corp. 40,100 490,195
Taisei Corp. 10,500 444,032
1,341,791
Consumer Staples Distribution & Retail 0.3%
Aeon Co. Ltd. 39,100 956,682
Kobe Bussan Co. Ltd. 9,700 237,444
MatsukiyoCocokara & Co. 21,400 289,870
Seven & i Holdings Co. Ltd. 133,200 1,908,164
3,392,160

42 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 1,796,100 1,732,781
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 40,400 462,395
Kansai Electric Power Co.,
Inc. (The) 42,500 677,543
Tokyo Electric Power Co.
Holdings, Inc.* 95,700 385,804
1,525,742
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 7,940 403,982
Mitsubishi Electric Corp. 112,500 1,729,061
Nidec Corp. 49,400 981,357
3,114,400
Electronic Equipment, Instruments & Components 1.1%
Hamamatsu Photonics KK 17,400 230,994
Ibiden Co. Ltd. 6,600 210,673
Keyence Corp. 11,572 5,189,130
Kyocera Corp. 75,600 767,957
Murata Manufacturing Co.
Ltd. 100,200 1,743,573
Omron Corp. 11,100 437,456
Shimadzu Corp. 14,900 439,242
TDK Corp. 115,000 1,358,848
Yokogawa Electric Corp. 14,400 320,538
10,698,411
Entertainment 0.5%
Capcom Co. Ltd. 21,400 423,850
Konami Group Corp. 5,700 524,906
Nexon Co. Ltd. 19,200 337,897
Nintendo Co. Ltd. 61,900 3,276,726
Toho Co. Ltd. 6,700 255,838
4,819,217
Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,400 306,156
ORIX Corp. 68,700 1,442,791
1,748,947
Food Products 0.2%
Ajinomoto Co., Inc. 27,900 1,075,684
Kikkoman Corp. 41,500 486,430
MEIJI Holdings Co. Ltd. 13,196 307,211
Nissin Foods Holdings Co.
Ltd. 11,100 300,187
Yakult Honsha Co. Ltd. 15,200 330,125
2,499,637
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 21,080 451,954
Tokyo Gas Co. Ltd. 21,580 530,352
982,306
Ground Transportation 0.3%
Central Japan Railway Co. 45,300 940,395
East Japan Railway Co. 54,170 1,082,368
Hankyu Hanshin Holdings,
Inc. 12,900 349,921
Keisei Electric Railway Co.
Ltd. 8,100 209,942
Tokyu Corp. 28,150 346,665
West Japan Railway Co. 27,400 483,753
3,413,044
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies 0.6%
Hoya Corp. 20,900 2,785,444
Olympus Corp. 69,900 1,229,548
Sysmex Corp. 30,600 566,872
Terumo Corp. 78,600 1,497,666
6,079,530
Health Care Technology 0.0%
†
M3, Inc. 24,800 254,469
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 4,724 199,893
Oriental Land Co. Ltd. 66,000 1,599,418
Zensho Holdings Co. Ltd. 5,800 292,157
2,091,468
Household Durables 0.9%
Panasonic Holdings Corp. 141,502 1,133,851
Sekisui Chemical Co. Ltd. 21,800 306,995
Sekisui House Ltd. 35,700 863,995
Sony Group Corp. 372,800 6,553,938
8,858,779
Household Products 0.1%
Unicharm Corp. 24,300 778,500
Industrial Conglomerates 0.7%
Hikari Tsushin, Inc. 1,100 221,887
Hitachi Ltd. 276,800 6,966,557
7,188,444
Industrial REITs 0.0%
†
Nippon Prologis REIT, Inc. 137 220,659
Insurance 1.0%
Dai-ichi Life Holdings, Inc. 54,200 1,349,793
Japan Post Holdings Co. Ltd. 114,700 1,053,989
Japan Post Insurance Co.
Ltd. 10,800 177,560
MS&AD Insurance Group
Holdings, Inc. 77,565 1,711,437
Sompo Holdings, Inc. 56,175 1,201,084
T&D Holdings, Inc. 28,100 446,053
Tokio Marine Holdings, Inc. 112,000 3,982,605
9,922,521
Interactive Media & Services 0.0%
†
LY Corp. 150,200 405,500
IT Services 0.6%
Fujitsu Ltd. 98,300 1,806,440
NEC Corp. 14,600 1,239,690
Nomura Research Institute
Ltd. 21,754 650,747
NTT Data Group Corp. 38,000 600,001
Obic Co. Ltd. 20,200 659,729
Otsuka Corp. 14,800 333,020
SCSK Corp. 8,400 156,485
TIS, Inc. 13,300 331,451
5,777,563
Leisure Products 0.1%
Bandai Namco Holdings, Inc. 35,847 751,006
Shimano, Inc. 4,600 681,332
1,432,338
Machinery 1.0%
Daifuku Co. Ltd. 18,800 354,282
FANUC Corp. 55,500 1,467,856

Nationwide International Index Fund - October 31, 2024 - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Machinery
Hitachi Construction
Machinery Co. Ltd. 5,600 121,742
Hoshizaki Corp. 5,800 190,044
Komatsu Ltd. 55,600 1,438,840
Kubota Corp. 60,400 770,219
Makita Corp. 14,300 466,749
MINEBEA MITSUMI, Inc. 22,300 393,922
Mitsubishi Heavy Industries
Ltd. 191,400 2,677,213
SMC Corp. 3,400 1,453,317
Toyota Industries Corp. 8,900 616,119
Yaskawa Electric Corp. 13,500 386,390
10,336,693
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd. 23,100 315,254
Mitsui OSK Lines Ltd. 21,000 708,858
Nippon Yusen KK 27,520 915,779
1,939,891
Media 0.0%
†
Dentsu Group, Inc. 12,861 394,715
Metals & Mining 0.2%
JFE Holdings, Inc. 33,700 405,880
Nippon Steel Corp. 52,706 1,051,146
Sumitomo Metal Mining Co.
Ltd. 15,500 429,624
1,886,650
Office REITs 0.1%
Japan Real Estate
Investment Corp. 72 261,859
Nippon Building Fund, Inc. 450 385,192
647,051
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 172,517 866,373
Idemitsu Kosan Co. Ltd. 54,220 368,578
Inpex Corp. 58,300 764,211
1,999,162
Passenger Airlines 0.0%
†
ANA Holdings, Inc. 9,700 190,704
Japan Airlines Co. Ltd. 7,874 125,988
316,692
Personal Care Products 0.2%
Kao Corp. 27,400 1,213,171
Shiseido Co. Ltd. 24,100 507,148
1,720,319
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 110,200 1,291,086
Chugai Pharmaceutical Co.
Ltd. 40,600 1,937,146
Daiichi Sankyo Co. Ltd. 110,100 3,562,061
Eisai Co. Ltd. 15,100 517,906
Kyowa Kirin Co. Ltd. 15,800 260,214
Ono Pharmaceutical Co. Ltd. 20,600 258,936
Otsuka Holdings Co. Ltd. 24,600 1,484,286
Shionogi & Co. Ltd. 46,900 668,973
Takeda Pharmaceutical Co.
Ltd. 94,497 2,632,280
12,612,888
Professional Services 0.5%
Recruit Holdings Co. Ltd. 88,400 5,420,856
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 3,500 386,466
Daiwa House Industry Co.
Ltd. 34,400 1,023,010
Hulic Co. Ltd. 23,600 218,287
Mitsubishi Estate Co. Ltd. 67,000 989,824
Mitsui Fudosan Co. Ltd. 161,100 1,371,467
Nomura Real Estate
Holdings, Inc. 5,900 145,214
Sumitomo Realty &
Development Co. Ltd. 17,200 510,272
4,644,540
Semiconductors & Semiconductor Equipment 1.1%
Advantest Corp. 46,000 2,649,628
Disco Corp. 5,400 1,524,755
Kokusai Electric Corp. 8,400 154,350
Lasertec Corp. 4,700 701,642
Renesas Electronics Corp. 100,400 1,347,298
Rohm Co. Ltd. 18,600 206,141
SCREEN Holdings Co. Ltd. 4,800 308,090
SUMCO Corp. 22,400 214,335
Tokyo Electron Ltd. 26,700 3,969,869
11,076,108
Software 0.1%
Oracle Corp. Japan 2,500 239,885
Trend Micro, Inc. 7,500 392,346
632,231
Specialty Retail 0.5%
Fast Retailing Co. Ltd. 11,400 3,652,839
Nitori Holdings Co. Ltd. 4,900 622,203
ZOZO, Inc. 8,800 285,737
4,560,779
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 14,200 276,322
Canon, Inc. 55,700 1,807,323
FUJIFILM Holdings Corp. 67,600 1,603,144
Ricoh Co. Ltd. 34,300 371,470
Seiko Epson Corp. 17,300 314,316
4,372,575
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 40,800 717,875
Tobacco 0.2%
Japan Tobacco, Inc. 72,100 1,995,467
Trading Companies & Distributors 1.4%
ITOCHU Corp. 71,100 3,507,142
Marubeni Corp. 84,800 1,259,323
Mitsubishi Corp. 199,100 3,632,329
Mitsui & Co. Ltd. 153,200 3,104,301
MonotaRO Co. Ltd. 13,700 207,939
Sumitomo Corp. 63,300 1,320,403
Toyota Tsusho Corp. 38,100 647,829
13,679,266
Wireless Telecommunication Services 0.9%
KDDI Corp. 91,600 2,862,214
SoftBank Corp. 1,699,000 2,142,219
SoftBank Group Corp. 61,300 3,730,271
8,734,704
221,012,917

44 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 9,242 220,921
LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE 8,542 421,088
Metals & Mining 0.1%
ArcelorMittal SA 27,170 673,343
1,094,431
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 132,000 581,373
Sands China Ltd.* 135,900 345,810
927,183
NETHERLANDS 4.0%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(a) 28,414 471,170
ING Groep NV 196,708 3,339,059
3,810,229
Beverages 0.2%
Heineken Holding NV 7,922 550,178
Heineken NV 17,349 1,423,214
1,973,392
Biotechnology 0.2%
Argenx SE* 3,575 2,101,648
Capital Markets 0.0%
†
Euronext NV Reg. S(a) 4,773 526,623
Chemicals 0.1%
Akzo Nobel NV 10,185 649,821
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 55,223 1,822,104
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 229,581 897,105
Entertainment 0.1%
Universal Music Group NV 49,575 1,247,210
Financial Services 0.3%
Adyen NV Reg. S*(a) 1,310 1,992,696
EXOR NV 5,919 627,967
2,620,663
Food Products 0.0%
†
JDE Peet's NV 6,656 150,023
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV* 47,876 1,256,756
Insurance 0.2%
Aegon Ltd. 76,950 486,297
ASR Nederland NV 9,893 470,185
NN Group NV 15,874 781,253
1,737,735
Professional Services 0.3%
Randstad NV 6,205 286,754
Wolters Kluwer NV 14,813 2,496,553
2,783,307
Semiconductors & Semiconductor Equipment 1.8%
ASM International NV 2,799 1,551,915
ASML Holding NV 23,858 16,042,280
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
BE Semiconductor Industries
NV 4,721 500,226
18,094,421
Trading Companies & Distributors 0.0%
†
IMCD NV 3,398 539,026
40,210,063
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 103,715 180,154
Electric Utilities 0.0%
†
Mercury NZ Ltd. 40,253 158,672
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 35,427 760,443
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 71,116 252,767
Software 0.1%
Xero Ltd.* 8,619 836,780
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd. 90,933 396,974
2,585,790
NORWAY 0.5%
Aerospace & Defense 0.1%
Kongsberg Gruppen ASA 5,348 557,125
Banks 0.1%
DNB Bank ASA 54,255 1,121,084
Diversified Telecommunication Services 0.0%
†
Telenor ASA 35,201 432,416
Food Products 0.1%
Mowi ASA 27,377 471,109
Orkla ASA 44,182 408,188
Salmar ASA 4,144 210,168
1,089,465
Insurance 0.0%
†
Gjensidige Forsikring ASA 11,367 205,332
Metals & Mining 0.0%
†
Norsk Hydro ASA 81,389 501,301
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 19,206 408,836
Equinor ASA 49,957 1,197,248
1,606,084
5,512,807
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 11,619 226,748
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 15,919 310,288
Electric Utilities 0.1%
EDP SA 185,972 729,997

Nationwide International Index Fund - October 31, 2024 - Statement of Investments - 45
Common Stocks
Shares Value ($)
PORTUGAL
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 27,418 467,534
1,507,819
SINGAPORE 1.6%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 103,400 354,483
Banks 0.8%
DBS Group Holdings Ltd. 118,625 3,413,933
Oversea-Chinese Banking
Corp. Ltd. 202,289 2,300,268
United Overseas Bank Ltd. 76,062 1,831,746
7,545,947
Capital Markets 0.1%
Singapore Exchange Ltd. 51,300 440,060
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 440,803 1,043,214
Entertainment 0.2%
Sea Ltd., ADR* 22,102 2,078,693
Ground Transportation 0.1%
Grab Holdings Ltd., Class A* 130,536 532,587
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 334,017 210,538
Industrial Conglomerates 0.0%
†
Keppel Ltd. 89,200 430,324
Industrial REITs 0.0%
†
CapitaLand Ascendas REIT 209,813 426,728
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 55,700 212,020
Passenger Airlines 0.1%
Singapore Airlines Ltd. 93,382 455,861
Real Estate Management & Development 0.0%
†
CapitaLand Investment Ltd. 138,845 292,704
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 320,435 486,980
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 41,174 1,115,113
15,625,252
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 75,692 2,368,276
SOUTH KOREA 0.1%
Hotels, Restaurants & Leisure 0.1%
Delivery Hero SE Reg. S*(a) 11,916 504,484
SPAIN 2.7%
Banks 1.0%
Banco Bilbao Vizcaya
Argentaria SA 346,938 3,455,443
Banco de Sabadell SA 316,154 617,395
Banco Santander SA 923,871 4,517,945
CaixaBank SA 216,686 1,318,600
9,909,383
Common Stocks
Shares Value ($)
SPAIN
Biotechnology 0.0%
†
Grifols SA* 16,768 187,413
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 10,892 521,376
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(a) 31,637 1,156,724
Telefonica SA 236,665 1,110,045
2,266,769
Electric Utilities 0.6%
Acciona SA(b) 1,486 189,855
Endesa SA 17,855 384,769
Iberdrola SA 364,168 5,400,936
Redeia Corp. SA 23,654 437,094
6,412,654
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 27,075 1,965,234
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 19,478 262,369
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 70,323 876,223
Specialty Retail 0.4%
Industria de Diseno Textil SA 65,748 3,746,557
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(a) 4,479 989,388
27,137,366
SWEDEN 3.2%
Aerospace & Defense 0.0%
†
Saab AB, Class B 18,688 384,578
Automobiles 0.0%
†
Volvo Car AB, Class B* 45,169 97,132
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 96,498 1,363,543
Svenska Handelsbanken AB,
Class A 87,372 909,056
Swedbank AB, Class A 50,573 1,026,864
3,299,463
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 11,103 347,170
Building Products 0.2%
Assa Abloy AB, Class B 58,757 1,837,946
Nibe Industrier AB, Class B 96,092 467,793
2,305,739
Capital Markets 0.1%
EQT AB 21,885 635,449
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 27,646 324,290
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B 164,535 1,369,088

46 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Construction & Engineering 0.0%
†
Skanska AB, Class B 19,154 388,953
Diversified Telecommunication Services 0.1%
Telia Co. AB 143,604 417,126
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 121,286 1,130,738
Financial Services 0.4%
Industrivarden AB, Class A 7,317 252,050
Industrivarden AB, Class C 9,396 322,951
Investor AB, Class B 103,067 2,918,060
L E Lundbergforetagen AB,
Class B 4,237 209,476
3,702,537
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B 13,140 230,736
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(a) 11,171 1,054,981
Household Products 0.1%
Essity AB, Class B 36,082 1,018,843
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B 9,563 263,534
Lifco AB, Class B 14,528 432,490
696,024
Machinery 1.1%
Alfa Laval AB 17,399 771,499
Atlas Copco AB, Class A 159,948 2,652,900
Atlas Copco AB, Class B 94,741 1,384,662
Epiroc AB, Class A 39,419 773,072
Epiroc AB, Class B 23,590 405,235
Husqvarna AB, Class B 19,657 126,483
Indutrade AB 17,026 461,538
Sandvik AB 64,847 1,280,955
SKF AB, Class B 20,098 382,743
Trelleborg AB, Class B 12,508 418,101
Volvo AB, Class A 12,603 330,279
Volvo AB, Class B 94,565 2,454,767
11,442,234
Metals & Mining 0.1%
Boliden AB 16,787 524,409
Paper & Forest Products 0.1%
Holmen AB, Class B 4,248 168,320
Svenska Cellulosa AB SCA,
Class B 36,125 477,809
646,129
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B* 36,650 284,103
Sagax AB, Class B 13,325 318,900
603,003
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B 33,355 494,092
Trading Companies & Distributors 0.1%
AddTech AB, Class B 15,497 427,742
Beijer Ref AB, Class B 23,203 346,353
774,095
Common Stocks
Shares Value ($)
SWEDEN
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 34,053 356,834
32,243,643
SWITZERLAND 6.3%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 1,680 167,242
Building Products 0.1%
Geberit AG (Registered) 1,961 1,232,414
Capital Markets 0.9%
Julius Baer Group Ltd. 12,290 752,090
Partners Group Holding AG 1,364 1,891,671
UBS Group AG (Registered) 196,102 6,053,788
8,697,549
Chemicals 0.7%
Clariant AG (Registered) 12,084 168,266
DSM-Firmenich AG 10,909 1,296,186
EMS-Chemie Holding AG
(Registered) 394 303,928
Givaudan SA (Registered) 551 2,617,854
Sika AG (Registered) 9,183 2,561,723
6,947,957
Containers & Packaging 0.0%
†
SIG Group AG 17,191 371,249
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,543 940,864
Electric Utilities 0.0%
†
BKW AG 1,160 204,035
Electrical Equipment 0.5%
ABB Ltd. (Registered) 94,691 5,259,079
Food Products 0.2%
Barry Callebaut AG
(Registered) 230 402,130
Chocoladefabriken Lindt &
Spruengli AG 55 646,422
Chocoladefabriken Lindt &
Spruengli AG (Registered) 7 814,894
1,863,446
Health Care Equipment & Supplies 0.2%
Sonova Holding AG
(Registered) 3,093 1,129,626
Straumann Holding AG
(Registered) 6,605 866,234
1,995,860
Insurance 0.8%
Baloise Holding AG
(Registered) 2,581 496,155
Helvetia Holding AG
(Registered) 2,241 380,435
Swiss Life Holding AG
(Registered) 1,731 1,415,767
Zurich Insurance Group AG 8,739 5,182,041
7,474,398
Life Sciences Tools & Services 0.3%
Bachem Holding AG 1,817 144,333
Lonza Group AG
(Registered) 4,363 2,698,771
2,843,104

Nationwide International Index Fund - October 31, 2024 - Statement of Investments - 47
Common Stocks
Shares Value ($)
SWITZERLAND
Machinery 0.2%
Schindler Holding AG 2,487 724,371
Schindler Holding AG
(Registered) 1,440 410,416
VAT Group AG Reg. S(a) 1,618 674,573
1,809,360
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 2,806 700,878
Pharmaceuticals 1.4%
Galderma Group AG* 3,551 332,412
Novartis AG (Registered) 117,681 12,768,728
Sandoz Group AG 24,537 1,119,450
14,220,590
Professional Services 0.1%
Adecco Group AG
(Registered) 10,261 321,741
SGS SA (Registered) 8,983 953,593
1,275,334
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 4,828 523,861
Software 0.0%
†
Temenos AG (Registered) 3,885 268,387
Specialty Retail 0.0%
†
Avolta AG 5,792 229,929
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 9,244 755,206
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 32,012 4,669,937
Swatch Group AG (The) 1,627 333,669
Swatch Group AG (The)
(Registered) 3,109 125,372
5,128,978
62,909,720
UNITED KINGDOM 10.8%
Aerospace & Defense 0.7%
BAE Systems plc 181,150 2,921,133
Melrose Industries plc 75,306 467,318
Rolls-Royce Holdings plc* 508,483 3,529,424
6,917,875
Banks 1.9%
Barclays plc 880,248 2,698,589
HSBC Holdings plc 1,105,681 10,096,533
Lloyds Banking Group plc 3,767,867 2,603,730
NatWest Group plc 402,698 1,905,336
Standard Chartered plc 128,191 1,478,576
18,782,764
Beverages 0.5%
Coca-Cola Europacific
Partners plc 12,355 938,980
Diageo plc 132,740 4,138,798
5,077,778
Broadline Retail 0.1%
Next plc 7,247 918,830
Capital Markets 0.7%
3i Group plc 56,973 2,332,042
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets
Hargreaves Lansdown plc 22,234 312,570
London Stock Exchange
Group plc 28,549 3,878,600
Schroders plc 43,898 193,891
6,717,103
Chemicals 0.0%
†
Croda International plc 7,849 377,555
Commercial Services & Supplies 0.1%
Rentokil Initial plc 149,396 751,394
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 93,420 322,178
Tesco plc 408,287 1,802,607
2,124,785
Diversified Consumer Services 0.0%
†
Pearson plc 36,233 531,493
Diversified REITs 0.0%
†
Land Securities Group plc 43,214 336,556
Diversified Telecommunication Services 0.1%
BT Group plc 390,843 700,956
Electric Utilities 0.1%
SSE plc 65,957 1,496,184
Electronic Equipment, Instruments & Components 0.1%
Halma plc 22,741 730,088
Financial Services 0.1%
M&G plc 136,185 343,224
Wise plc, Class A* 42,230 387,302
730,526
Food Products 0.0%
†
Associated British Foods plc 19,353 554,505
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 52,699 653,135
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 101,544 3,288,922
Entain plc 40,684 395,261
InterContinental Hotels
Group plc 9,535 1,050,074
Whitbread plc 11,124 434,601
5,168,858
Household Durables 0.1%
Barratt Redrow plc 83,587 483,885
Berkeley Group Holdings plc 5,727 328,253
Persimmon plc 18,716 353,873
Taylor Wimpey plc 207,845 394,333
1,560,344
Household Products 0.2%
Reckitt Benckiser Group plc 42,038 2,538,933
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 159,886 837,903
DCC plc 5,873 371,581
Smiths Group plc 20,846 413,690
1,623,174
Industrial REITs 0.1%
Segro plc 75,919 771,874
Insurance 0.3%
Admiral Group plc 15,259 507,828
Aviva plc 162,899 952,285

48 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance
Legal & General Group plc 351,657 990,943
Phoenix Group Holdings plc 42,206 269,158
2,720,214
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S(a) 54,252 588,696
Machinery 0.0%
†
Spirax Group plc 4,489 377,229
Media 0.1%
Informa plc 78,751 825,331
WPP plc 65,822 693,307
1,518,638
Multi-Utilities 0.4%
Centrica plc 312,799 476,245
National Grid plc 286,134 3,596,186
4,072,431
Personal Care Products 0.9%
Unilever plc 148,963 9,116,917
Pharmaceuticals 1.3%
AstraZeneca plc 92,563 13,159,859
Professional Services 0.6%
Intertek Group plc 9,988 602,707
RELX plc 111,759 5,136,676
5,739,383
Software 0.1%
Sage Group plc (The) 58,257 732,594
Specialty Retail 0.1%
JD Sports Fashion plc 148,404 237,448
Kingfisher plc 107,082 406,465
643,913
Tobacco 0.6%
British American Tobacco plc 119,639 4,166,496
Imperial Brands plc 48,195 1,452,347
5,618,843
Trading Companies & Distributors 0.3%
Ashtead Group plc 26,354 1,984,552
Bunzl plc 20,257 894,712
2,879,264
Water Utilities 0.1%
Severn Trent plc 16,174 535,607
United Utilities Group plc 40,931 539,798
1,075,405
Wireless Telecommunication Services 0.1%
Vodafone Group plc 1,340,404 1,245,294
108,553,390
UNITED STATES 9.0%
Automobiles 0.2%
Stellantis NV 126,181 1,738,427
Biotechnology 0.5%
CSL Ltd. 28,854 5,409,337
Construction & Engineering 0.1%
Ferrovial SE 31,204 1,248,149
Construction Materials 0.4%
Holcim AG 31,037 3,061,303
James Hardie Industries plc
CHDI* 26,156 835,293
3,896,596
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 0.8%
Schneider Electric SE 32,647 8,445,942
Energy Equipment & Services 0.1%
Tenaris SA 28,411 467,894
Food Products 1.5%
Nestle SA (Registered) 156,435 14,792,562
Health Care Equipment & Supplies 0.3%
Alcon AG 29,766 2,730,271
Insurance 0.2%
Swiss Re AG 18,040 2,313,461
Life Sciences Tools & Services 0.1%
QIAGEN NV* 13,608 578,981
Oil, Gas & Consumable Fuels 1.7%
BP plc 989,898 4,811,261
Shell plc 376,245 12,515,850
17,327,111
Personal Care Products 0.2%
Haleon plc 462,702 2,214,495
Pharmaceuticals 2.5%
GSK plc 246,839 4,509,455
Roche Holding AG 43,889 13,687,081
Sanofi SA 68,334 7,209,915
25,406,451
Professional Services 0.3%
Experian plc 54,771 2,675,419
Software 0.1%
CyberArk Software Ltd.* 2,527 698,766
Monday.com Ltd.* 2,300 675,901
1,374,667
90,619,763
Total Common Stocks
(cost $562,200,618) 988,206,669
Repurchase Agreements 1.9%
Principal
Amount ($)
CF Secured, LLC, 4.88%,
dated 10/31/2024, due
11/1/2024, repurchase
price $11,956,501,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$12,195,634.(c)(d) 11,954,880 11,954,880

Nationwide International Index Fund - October 31, 2024 - Statement of Investments - 49
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $3,000,405,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$3,060,412.(c)(d) 3,000,000 3,000,000
Societe Generale, 4.85%,
dated 10/31/2024, due
11/1/2024, repurchase
price $4,000,539,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$4,080,003.(c)(d) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $18,954,880) 18,954,880
Total Investments
(cost $581,155,498) — 100.3% 1,007,161,549
Liabilities in excess of other assets
— (0.3)% (3,230,287)
NET ASSETS — 100.0%
$ 1,003,931,262
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2024
was $13,292,904 which represents 1.32% of net assets.
(b) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $29,309,845, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $18,954,880 and by $12,406,937 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.25%, and maturity
dates ranging from 11/7/2024 – 2/15/2054, a total value of
$31,361,817.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $18,954,880.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

50 - Statement of Investments - October 31, 2024 - Nationwide International Index Fund
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 65 12/2024 EUR 3,417,819 (92,223)
FTSE 100 Index 22 12/2024 GBP 2,305,459 (51,633)
Nikkei 225 Index 14 12/2024 JPY 1,798,605 5,962
SPI 200 Index 9 12/2024 AUD 1,209,753 (18,921)
Net contracts (156,815)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - October 31, 2024 - Statement of Investments - 51
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 1.4%
BWX Technologies, Inc. 19,250 2,343,688
Curtiss-Wright Corp. 8,091 2,791,071
Hexcel Corp. 17,142 1,006,064
Woodward, Inc. 12,509 2,052,602
8,193,425
Air Freight & Logistics 0.2%
GXO Logistics, Inc.* 25,039 1,497,583
Automobile Components 0.8%
Autoliv, Inc. 15,279 1,419,113
Gentex Corp. 48,197 1,460,851
Goodyear Tire & Rubber Co.
(The)* 61,876 495,627
Lear Corp. 11,539 1,104,975
Visteon Corp.* 5,741 518,125
4,998,691
Automobiles 0.3%
Harley-Davidson, Inc. 24,785 791,881
Thor Industries, Inc.(a) 11,128 1,158,202
1,950,083
Banks 6.1%
Associated Banc-Corp. 31,611 750,445
Bank OZK 22,238 972,913
Cadence Bank 39,462 1,319,215
Columbia Banking System,
Inc. 44,286 1,262,594
Commerce Bancshares, Inc.
(a) 24,324 1,520,250
Cullen/Frost Bankers, Inc.(a) 13,425 1,709,674
East West Bancorp, Inc. 29,130 2,839,884
First Financial Bankshares,
Inc.(a) 26,838 969,925
First Horizon Corp. 112,572 1,950,873
Flagstar Financial, Inc.(a) 61,941 626,843
FNB Corp. 79,684 1,155,418
Glacier Bancorp, Inc. 23,691 1,235,486
Hancock Whitney Corp.(a) 18,523 964,678
Home BancShares, Inc. 38,867 1,060,680
International Bancshares Corp. 11,586 709,758
Old National Bancorp 68,292 1,315,304
Pinnacle Financial Partners,
Inc. 15,935 1,680,346
Prosperity Bancshares, Inc. 19,676 1,440,283
SouthState Corp. 15,763 1,537,365
Synovus Financial Corp.(a) 30,129 1,502,533
Texas Capital Bancshares,
Inc.* 9,448 727,024
UMB Financial Corp.(a) 9,199 1,009,406
United Bankshares, Inc. 28,694 1,081,190
Valley National Bancorp 91,860 869,914
Webster Financial Corp. 35,773 1,853,041
Western Alliance Bancorp 22,119 1,840,522
Wintrust Financial Corp. 14,125 1,636,946
Zions Bancorp NA 30,919 1,609,643
37,152,153
Beverages 0.5%
Boston Beer Co., Inc. (The),
Class A* 1,821 530,038
Celsius Holdings, Inc.* 32,476 976,878
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 1,210 1,360,355
2,867,271
Biotechnology 2.9%
Arrowhead Pharmaceuticals,
Inc.* 26,580 511,133
BioMarin Pharmaceutical, Inc.* 39,920 2,630,329
Cytokinetics, Inc.* 24,794 1,264,494
Exelixis, Inc.* 60,083 1,994,756
Halozyme Therapeutics, Inc.* 26,395 1,334,795
Neurocrine Biosciences, Inc.* 21,176 2,546,838
Roivant Sciences Ltd.* 87,897 1,015,210
Sarepta Therapeutics, Inc.* 19,988 2,518,488
United Therapeutics Corp.* 9,337 3,491,758
17,307,801
Broadline Retail 0.4%
Macy's, Inc. 58,297 894,276
Nordstrom, Inc. 19,841 448,605
Ollie's Bargain Outlet
Holdings, Inc.* 12,829 1,178,087
2,520,968
Building Products 3.7%
AAON, Inc.(a) 14,225 1,624,779
Advanced Drainage Systems,
Inc. 14,868 2,228,416
Carlisle Cos., Inc. 9,703 4,096,898
Fortune Brands Innovations,
Inc. 25,946 2,162,080
Lennox International, Inc. 6,745 4,064,335
Owens Corning 18,302 3,235,611
Simpson Manufacturing Co.,
Inc.(a) 8,805 1,583,051
Trex Co., Inc.* 22,578 1,599,651
UFP Industries, Inc. 12,983 1,588,340
22,183,161
Capital Markets 3.7%
Affiliated Managers Group, Inc. 6,355 1,232,234
Carlyle Group, Inc. (The) 44,803 2,241,494
Evercore, Inc., Class A 7,668 2,025,656
Federated Hermes, Inc., Class
B 17,038 683,735
Hamilton Lane, Inc., Class A 7,953 1,428,677
Houlihan Lokey, Inc., Class A 11,362 1,963,013
Interactive Brokers Group,
Inc., Class A 22,968 3,504,457
Janus Henderson Group plc 28,303 1,169,197
Jefferies Financial Group, Inc. 34,474 2,205,646
Morningstar, Inc. 5,618 1,842,985
SEI Investments Co. 21,234 1,587,454
Stifel Financial Corp. 22,008 2,280,469
22,165,017
Chemicals 2.2%
Arcadium Lithium plc* 223,208 1,203,091
Ashland, Inc. 10,129 856,609
Avient Corp. 19,769 921,433
Axalta Coating Systems Ltd.* 46,338 1,757,137
Cabot Corp. 11,590 1,249,750
Chemours Co. (The) 31,900 579,304
NewMarket Corp. 1,502 788,505
Olin Corp. 24,923 1,022,591

52 - Statement of Investments - October 31, 2024 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Chemicals
RPM International, Inc. 27,023 3,434,894
Scotts Miracle-Gro Co. (The) 8,980 781,080
Westlake Corp. 6,929 914,212
13,508,606
Commercial Services & Supplies 2.0%
Brink's Co. (The) 9,322 958,208
Clean Harbors, Inc.* 10,732 2,481,882
MSA Safety, Inc. 7,986 1,325,277
RB Global, Inc. 38,629 3,273,422
Stericycle, Inc.* 19,330 1,188,215
Tetra Tech, Inc. 56,286 2,751,260
11,978,264
Communications Equipment 0.5%
Ciena Corp.* 30,151 1,914,890
Lumentum Holdings, Inc.*(a) 14,303 913,533
2,828,423
Construction & Engineering 2.5%
AECOM 28,274 3,019,663
Comfort Systems USA, Inc. 7,451 2,913,639
EMCOR Group, Inc. 9,779 4,362,118
Fluor Corp.* 35,770 1,870,056
MasTec, Inc.*(a) 12,885 1,583,438
Valmont Industries, Inc. 4,236 1,320,276
15,069,190
Construction Materials 0.5%
Eagle Materials, Inc. 7,127 2,034,474
Knife River Corp.* 11,807 1,149,057
3,183,531
Consumer Finance 0.7%
Ally Financial, Inc. 58,220 2,040,611
FirstCash Holdings, Inc. 8,215 850,006
SLM Corp. 47,826 1,053,607
3,944,224
Consumer Staples Distribution & Retail 2.3%
BJ's Wholesale Club Holdings,
Inc.* 27,886 2,362,781
Casey's General Stores, Inc. 7,798 3,072,568
Performance Food Group Co.* 32,715 2,658,093
Sprouts Farmers Market, Inc.* 20,951 2,690,737
US Foods Holding Corp.* 50,783 3,130,772
13,914,951
Containers & Packaging 1.7%
AptarGroup, Inc. 13,816 2,319,844
Berry Global Group, Inc. 23,873 1,681,853
Crown Holdings, Inc. 25,034 2,341,931
Graphic Packaging Holding
Co. 63,327 1,789,621
Greif, Inc., Class A 5,029 314,011
Silgan Holdings, Inc. 16,594 858,573
Sonoco Products Co. 20,373 1,069,990
10,375,823
Diversified Consumer Services 1.3%
Duolingo, Inc., Class A*(a) 7,836 2,295,713
Graham Holdings Co., Class B 741 624,885
Grand Canyon Education,
Inc.* 6,024 825,951
H&R Block, Inc. 29,231 1,745,968
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International 30,245 2,469,504
7,962,021
Diversified REITs 0.4%
WP Carey, Inc. 46,025 2,564,513
Diversified Telecommunication Services 0.4%
Frontier Communications
Parent, Inc.* 46,000 1,643,580
Iridium Communications, Inc. 24,899 730,288
2,373,868
Electric Utilities 0.9%
ALLETE, Inc. 11,992 766,409
IDACORP, Inc. 10,779 1,115,411
OGE Energy Corp. 43,315 1,732,167
Portland General Electric Co. 21,807 1,033,652
TXNM Energy, Inc. 18,825 819,640
5,467,279
Electrical Equipment 1.6%
Acuity Brands, Inc. 6,448 1,938,849
EnerSys 8,373 811,009
NEXTracker, Inc., Class A* 29,610 1,179,070
nVent Electric plc 35,006 2,610,398
Regal Rexnord Corp. 13,995 2,330,727
Sensata Technologies Holding
plc 31,545 1,083,255
9,953,308
Electronic Equipment, Instruments & Components 2.7%
Arrow Electronics, Inc.* 11,154 1,323,645
Avnet, Inc. 18,614 1,009,065
Belden, Inc.(a) 8,602 979,510
Cognex Corp.(a) 35,990 1,447,878
Coherent Corp.* 31,993 2,957,433
Crane NXT Co. 10,169 551,872
Fabrinet* 7,496 1,806,311
IPG Photonics Corp.* 5,898 477,502
Littelfuse, Inc. 5,278 1,291,157
Novanta, Inc.* 7,506 1,277,821
TD SYNNEX Corp. 15,856 1,828,990
Vishay Intertechnology, Inc.(a) 24,694 418,810
Vontier Corp. 32,352 1,199,612
16,569,606
Energy Equipment & Services 0.7%
ChampionX Corp. 39,998 1,128,744
NOV, Inc. 84,279 1,307,167
Valaris Ltd.*(a) 13,394 677,736
Weatherford International plc 15,160 1,197,640
4,311,287
Entertainment 0.4%
TKO Group Holdings, Inc.,
Class A* 13,915 1,624,855
Warner Music Group Corp.,
Class A(a) 29,950 957,202
2,582,057
Financial Services 1.6%
Equitable Holdings, Inc. 53,130 2,408,914
Essent Group Ltd. 21,773 1,306,598
Euronet Worldwide, Inc.* 8,934 879,731
MGIC Investment Corp. 54,601 1,367,209
Voya Financial, Inc. 20,569 1,651,691

Nationwide Mid Cap Market Index Fund - October 31, 2024 - Statement of Investments - 53
Common Stocks
Shares Value ($)
Financial Services
Western Union Co. (The) 73,823 794,335
WEX, Inc.* 8,715 1,504,209
9,912,687
Food Products 1.0%
Darling Ingredients, Inc.* 33,476 1,309,246
Flowers Foods, Inc. 41,515 922,878
Ingredion, Inc. 13,683 1,816,555
Lancaster Colony Corp. 4,068 706,205
Pilgrim's Pride Corp.* 8,565 414,889
Post Holdings, Inc.*(a) 9,685 1,057,699
6,227,472
Gas Utilities 0.9%
National Fuel Gas Co. 19,137 1,158,363
New Jersey Resources Corp.
(a) 20,917 959,881
ONE Gas, Inc.(a) 11,647 830,082
Southwest Gas Holdings, Inc. 12,561 920,093
Spire, Inc.(a) 11,697 746,970
UGI Corp. 45,450 1,086,710
5,702,099
Ground Transportation 1.7%
Avis Budget Group, Inc.(a) 3,727 309,341
Knight-Swift Transportation
Holdings, Inc., Class A 33,542 1,746,868
Landstar System, Inc. 7,503 1,318,802
Ryder System, Inc. 9,001 1,316,666
Saia, Inc.* 5,574 2,723,512
XPO, Inc.* 24,405 3,185,585
10,600,774
Health Care Equipment & Supplies 1.8%
Dentsply Sirona, Inc. 43,528 1,008,544
Enovis Corp.*(a) 10,830 446,954
Envista Holdings Corp.* 37,096 777,903
Globus Medical, Inc., Class A* 23,850 1,753,929
Haemonetics Corp.*(a) 10,675 759,633
Lantheus Holdings, Inc.* 14,587 1,602,236
LivaNova plc* 11,316 584,132
Masimo Corp.*(a) 9,187 1,323,020
Neogen Corp.*(a) 41,022 585,794
Penumbra, Inc.* 8,111 1,856,365
10,698,510
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.* 19,638 838,346
Amedisys, Inc.* 6,625 626,725
Chemed Corp. 3,129 1,690,411
Encompass Health Corp. 20,896 2,078,316
Ensign Group, Inc. (The) 11,884 1,841,901
HealthEquity, Inc.*(a) 18,373 1,566,298
Option Care Health, Inc.* 36,276 835,799
R1 RCM, Inc.* 32,611 465,033
Tenet Healthcare Corp.* 20,088 3,114,042
13,056,871
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.,
Class A 76,519 1,314,596
Omega Healthcare Investors,
Inc. 53,364 2,266,369
Sabra Health Care REIT, Inc. 49,534 960,960
4,541,925
Common Stocks
Shares Value ($)
Health Care Technology 0.2%
Doximity, Inc., Class A*(a) 26,021 1,086,116
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc. 45,294 629,134
Hotels, Restaurants & Leisure 3.3%
Aramark 55,251 2,090,145
Boyd Gaming Corp. 14,551 1,008,239
Choice Hotels International,
Inc.(a) 4,748 662,394
Churchill Downs, Inc. 15,278 2,140,448
Hilton Grand Vacations,
Inc.*(a) 13,515 498,433
Hyatt Hotels Corp., Class A 9,483 1,379,302
Light & Wonder, Inc.* 18,576 1,742,057
Marriott Vacations Worldwide
Corp.(a) 6,819 525,268
Planet Fitness, Inc., Class A* 17,583 1,380,617
Texas Roadhouse, Inc., Class
A 13,995 2,674,724
Travel + Leisure Co. 14,886 711,700
Vail Resorts, Inc. 7,787 1,290,228
Wendy's Co. (The) 36,417 695,929
Wingstop, Inc. 6,161 1,772,458
Wyndham Hotels & Resorts,
Inc. 16,506 1,457,810
20,029,752
Household Durables 1.8%
KB Home 14,842 1,165,097
Taylor Morrison Home Corp.,
Class A* 21,542 1,475,627
Tempur Sealy International,
Inc. 36,355 1,741,768
Toll Brothers, Inc. 21,519 3,151,243
TopBuild Corp.* 6,293 2,223,820
Whirlpool Corp. 11,457 1,185,914
10,943,469
Independent Power and Renewable Electricity Producers
0.1%
Ormat Technologies, Inc.(a) 11,367 898,220
Industrial REITs 1.1%
EastGroup Properties, Inc. 10,172 1,742,260
First Industrial Realty Trust,
Inc. 27,546 1,445,890
Rexford Industrial Realty, Inc. 45,610 1,956,213
STAG Industrial, Inc. 37,547 1,399,752
6,544,115
Insurance 4.6%
American Financial Group, Inc. 14,426 1,859,944
Brighthouse Financial, Inc.* 12,795 605,204
CNO Financial Group, Inc.(a) 22,654 779,298
Fidelity National Financial, Inc. 55,645 3,348,160
First American Financial Corp. 21,669 1,390,066
Hanover Insurance Group, Inc.
(The) 7,479 1,109,360
Kemper Corp. 12,503 778,562
Kinsale Capital Group, Inc. 4,630 1,982,149
Old Republic International
Corp. 50,610 1,767,807
Primerica, Inc. 7,141 1,976,700

54 - Statement of Investments - October 31, 2024 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 13,876 2,928,946
RenaissanceRe Holdings Ltd. 10,998 2,885,875
RLI Corp. 8,643 1,348,049
Ryan Specialty Holdings, Inc.,
Class A 21,554 1,419,762
Selective Insurance Group,
Inc. 12,759 1,158,772
Unum Group 36,016 2,311,507
27,650,161
Interactive Media & Services 0.1%
ZoomInfo Technologies, Inc.,
Class A* 60,830 672,171
IT Services 0.3%
ASGN, Inc.* 9,407 866,385
Kyndryl Holdings, Inc.* 48,489 1,109,913
1,976,298
Leisure Products 0.7%
Brunswick Corp. 13,867 1,105,755
Mattel, Inc.* 72,837 1,484,418
Polaris, Inc.(a) 10,897 761,809
YETI Holdings, Inc.* 17,712 623,639
3,975,621
Life Sciences Tools & Services 2.4%
Avantor, Inc.*(a) 144,032 3,221,996
Azenta, Inc.*(a) 10,195 418,913
Bio-Rad Laboratories, Inc.,
Class A* 3,760 1,346,794
Bruker Corp. 22,940 1,298,633
Illumina, Inc.* 33,429 4,818,456
Medpace Holdings, Inc.* 5,315 1,670,079
Repligen Corp.* 10,839 1,455,353
Sotera Health Co.* 32,306 506,235
14,736,459
Machinery 4.5%
AGCO Corp. 13,062 1,304,110
Chart Industries, Inc.* 8,812 1,063,785
CNH Industrial NV 176,514 1,982,252
Crane Co. 10,458 1,644,834
Donaldson Co., Inc. 24,980 1,827,537
Esab Corp. 11,942 1,469,344
Flowserve Corp. 27,628 1,454,338
Graco, Inc. 35,134 2,861,664
ITT, Inc. 17,273 2,420,293
Lincoln Electric Holdings, Inc. 11,914 2,294,160
Middleby Corp. (The)* 11,319 1,468,074
Oshkosh Corp. 13,646 1,395,167
RBC Bearings, Inc.* 6,094 1,708,453
Terex Corp. 13,910 719,286
Timken Co. (The) 13,353 1,108,299
Toro Co. (The) 21,584 1,737,080
Watts Water Technologies,
Inc., Class A(a) 5,696 1,085,601
27,544,277
Marine Transportation 0.2%
Kirby Corp.* 12,168 1,396,400
Media 0.5%
New York Times Co. (The),
Class A 33,978 1,897,332
Common Stocks
Shares Value ($)
Media
Nexstar Media Group, Inc.,
Class A 6,420 1,129,406
3,026,738
Metals & Mining 2.0%
Alcoa Corp. 54,008 2,165,181
Cleveland-Cliffs, Inc.* 100,172 1,300,232
Commercial Metals Co. 24,347 1,309,868
Reliance, Inc. 11,504 3,294,055
Royal Gold, Inc. 13,811 2,017,235
United States Steel Corp. 46,516 1,807,147
11,893,718
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Annaly Capital Management,
Inc. 106,435 2,023,330
Starwood Property Trust, Inc. 68,468 1,351,558
3,374,888
Multi-Utilities 0.2%
Black Hills Corp. 14,246 843,221
Northwestern Energy Group,
Inc. 12,471 666,699
1,509,920
Office REITs 0.7%
COPT Defense Properties 23,117 744,367
Cousins Properties, Inc. 32,202 986,347
Kilroy Realty Corp. 21,954 882,990
Vornado Realty Trust 34,501 1,428,687
4,042,391
Oil, Gas & Consumable Fuels 4.4%
Antero Midstream Corp. 74,178 1,065,938
Antero Resources Corp.* 61,401 1,589,058
Chord Energy Corp. 13,195 1,650,695
Civitas Resources, Inc. 19,117 932,718
CNX Resources Corp.*(a) 32,211 1,096,140
DT Midstream, Inc. 20,178 1,819,047
Expand Energy Corp.(a) 43,420 3,678,542
HF Sinclair Corp. 33,518 1,294,130
Matador Resources Co. 24,650 1,284,512
Murphy Oil Corp. 31,044 977,265
Ovintiv, Inc. 53,950 2,114,840
PBF Energy, Inc., Class A 20,837 594,271
Permian Resources Corp.,
Class A 126,569 1,725,135
Range Resources Corp.(a) 51,996 1,561,440
Texas Pacific Land Corp.(a) 3,956 4,612,696
Viper Energy, Inc., Class A(a) 19,595 1,016,981
27,013,408
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 13,202 1,305,678
Passenger Airlines 0.3%
American Airlines Group,
Inc.*(a) 132,068 1,769,711
Personal Care Products 0.6%
BellRing Brands, Inc.* 27,234 1,792,814
Coty, Inc., Class A* 78,688 585,439
elf Beauty, Inc.* 11,788 1,240,687
3,618,940
Pharmaceuticals 0.4%
Jazz Pharmaceuticals plc* 13,046 1,435,451

Nationwide Mid Cap Market Index Fund - October 31, 2024 - Statement of Investments - 55
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc 28,879 740,169
2,175,620
Professional Services 2.7%
CACI International, Inc., Class
A* 4,697 2,595,374
Concentrix Corp.(a) 10,037 426,673
ExlService Holdings, Inc.* 33,722 1,405,196
Exponent, Inc.(a) 10,691 1,009,017
FTI Consulting, Inc.* 7,474 1,458,028
Genpact Ltd. 34,390 1,312,666
Insperity, Inc. 7,329 577,305
KBR, Inc. 28,036 1,878,692
ManpowerGroup, Inc. 9,699 609,582
Maximus, Inc. 12,440 1,075,314
Parsons Corp.* 9,345 1,010,755
Paylocity Holding Corp.* 9,040 1,668,513
Science Applications
International Corp. 10,685 1,541,739
16,568,854
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.* 9,976 2,703,097
Residential REITs 1.0%
American Homes 4 Rent,
Class A 66,383 2,339,337
Equity LifeStyle Properties,
Inc. 38,824 2,722,339
Independence Realty Trust,
Inc. 47,383 929,654
5,991,330
Retail REITs 1.0%
Agree Realty Corp. 20,633 1,532,000
Brixmor Property Group, Inc. 64,591 1,740,727
Kite Realty Group Trust 46,779 1,200,817
NNN REIT, Inc. 38,295 1,663,535
6,137,079
Semiconductors & Semiconductor Equipment 2.2%
Allegro MicroSystems, Inc.* 31,378 653,917
Amkor Technology, Inc. 23,394 595,377
Cirrus Logic, Inc.* 11,265 1,237,122
Lattice Semiconductor Corp.* 28,666 1,452,220
MACOM Technology Solutions
Holdings, Inc.* 12,015 1,350,486
MKS Instruments, Inc. 13,957 1,386,349
Onto Innovation, Inc.* 10,340 2,050,732
Power Integrations, Inc.(a) 11,935 721,232
Rambus, Inc.* 22,289 1,065,860
Silicon Laboratories, Inc.*(a) 6,904 717,049
Synaptics, Inc.* 8,219 564,399
Universal Display Corp. 9,305 1,677,878
13,472,621
Software 3.2%
Altair Engineering, Inc., Class
A*(a) 12,312 1,280,325
Appfolio, Inc., Class A* 4,793 996,321
Aspen Technology, Inc.* 5,616 1,318,244
Blackbaud, Inc.* 8,661 653,992
CommVault Systems, Inc.* 9,247 1,444,289
DocuSign, Inc., Class A*(a) 42,769 2,967,313
Common Stocks
Shares Value ($)
Software
Dolby Laboratories, Inc., Class
A 12,415 905,053
Dropbox, Inc., Class A* 49,434 1,277,869
Dynatrace, Inc.* 62,249 3,348,996
Manhattan Associates, Inc.* 12,844 3,382,596
Qualys, Inc.* 7,619 908,490
Teradata Corp.* 20,108 648,081
19,131,569
Specialized REITs 1.7%
CubeSmart 47,375 2,266,420
EPR Properties 15,443 700,649
Gaming and Leisure
Properties, Inc. 57,548 2,888,334
Lamar Advertising Co., Class A 18,619 2,457,708
National Storage Affiliates
Trust 14,232 599,879
PotlatchDeltic Corp. 15,436 641,675
Rayonier, Inc. 27,654 863,634
10,418,299
Specialty Retail 4.0%
Abercrombie & Fitch Co.,
Class A* 10,742 1,415,688
AutoNation, Inc.* 5,322 827,411
Burlington Stores, Inc.* 13,222 3,276,015
Dick's Sporting Goods, Inc.(a) 12,137 2,375,818
Five Below, Inc.* 11,497 1,089,801
Floor & Decor Holdings, Inc.,
Class A* 22,451 2,313,576
GameStop Corp., Class A* 81,735 1,812,882
Gap, Inc. (The) 45,978 954,963
Lithia Motors, Inc., Class A 5,602 1,861,937
Murphy USA, Inc. 3,880 1,895,186
Penske Automotive Group,
Inc.(a) 3,902 587,524
RH* 3,122 992,952
Valvoline, Inc.* 26,867 1,082,203
Williams-Sonoma, Inc.(a) 26,926 3,611,584
24,097,540
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Inc., Class A* 64,736 3,240,037
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings Ltd.* 24,931 492,138
Carter's, Inc.(a) 7,406 405,108
Columbia Sportswear Co. 6,787 546,150
Crocs, Inc.* 12,559 1,354,111
PVH Corp. 11,676 1,149,619
Skechers USA, Inc., Class
A*(a) 27,541 1,692,670
Under Armour, Inc., Class A* 30,148 257,766
Under Armour, Inc., Class C* 38,968 307,847
6,205,409
Trading Companies & Distributors 1.8%
Applied Industrial
Technologies, Inc. 8,117 1,879,816
Core & Main, Inc., Class A*(a) 40,417 1,789,665
GATX Corp. 7,412 1,021,077
MSC Industrial Direct Co., Inc.,
Class A 9,183 726,100
Watsco, Inc. 7,206 3,408,510

56 - Statement of Investments - October 31, 2024 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
WESCO International, Inc. 9,425 1,809,317
10,634,485
Water Utilities 0.3%
Essential Utilities, Inc. 53,287 2,056,878
Total Common Stocks
(cost $386,517,308) 606,633,845
Repurchase Agreements 3.2%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $2,315,482,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$2,361,792.(b)(c) 2,315,168 2,315,168
Santander US Capital
Markets,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $7,000,944,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$7,140,962.(b)(c) 7,000,000 7,000,000
Societe Generale,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $10,001,348,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$10,200,006.(b)(c) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $19,315,168) 19,315,168
Total Investments
(cost $405,832,476) — 103.0% 625,949,013
Liabilities in excess of other assets — (3.0)% (18,505,072)
NET ASSETS — 100.0%
$ 607,443,941
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $43,783,525, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $19,315,168 and by $26,199,441 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/7/2024 – 5/15/2054, a total value of
$45,514,609.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $19,315,168.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

Nationwide Mid Cap Market Index Fund - October 31, 2024 - Statement of Investments - 57
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 11 12/2024 USD 3,424,960 (52,344)
Net contracts (52,344)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - October 31, 2024 - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks 99.6%
Shares Value ($)
Aerospace & Defense 7.8%
Boeing Co. (The)* 38,785 5,790,989
General Dynamics Corp. 38,785 11,310,094
L3Harris Technologies, Inc. 38,785 9,598,124
Lockheed Martin Corp. 38,785 21,178,549
RTX Corp. 38,785 4,692,597
52,570,353
Automobiles 1.4%
Tesla, Inc.* 38,785 9,690,432
Biotechnology 3.5%
Amgen, Inc. 38,785 12,417,405
Biogen, Inc.* 38,785 6,748,590
Gilead Sciences, Inc. 38,785 3,444,884
Myriad Genetics, Inc.* 38,785 851,719
23,462,598
Broadline Retail 2.2%
Alibaba Group Holding Ltd.,
ADR-CN(a) 38,785 3,800,154
Amazon.com, Inc.* 38,785 7,229,524
eBay, Inc. 38,785 2,230,525
JD.com, Inc., ADR-CN 38,785 1,575,447
14,835,650
Chemicals 0.5%
DuPont de Nemours, Inc. 38,785 3,218,767
Communications Equipment 6.5%
Ciena Corp.* 38,785 2,463,235
Cisco Systems, Inc. 38,785 2,124,254
F5, Inc.* 38,785 9,071,036
Juniper Networks, Inc. 38,785 1,508,736
Motorola Solutions, Inc. 38,785 17,428,040
Nokia OYJ, ADR-FI(a) 38,785 182,677
Ubiquiti, Inc.(a) 38,785 10,304,787
Viavi Solutions, Inc.* 38,785 357,598
43,440,363
Diversified Telecommunication Services 0.1%
AT&T, Inc. 38,785 874,214
Electrical Equipment 0.2%
Sensata Technologies Holding
plc 38,785 1,331,877
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 38,785 2,599,371
Corning, Inc. 38,785 1,845,778
4,445,149
Energy Equipment & Services 0.5%
Halliburton Co. 38,785 1,075,896
NOV, Inc. 38,785 601,555
Schlumberger NV 38,785 1,554,115
3,231,566
Entertainment 0.9%
Electronic Arts, Inc. 38,785 5,850,717
Financial Services 4.6%
Mastercard, Inc., Class A 38,785 19,376,598
Visa, Inc., Class A(a) 38,785 11,241,832
30,618,430
Health Care Equipment & Supplies 1.2%
Baxter International, Inc. 38,785 1,384,624
Boston Scientific Corp.* 38,785 3,258,716
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 38,785 3,461,561
8,104,901
Health Care Technology 1.2%
Veeva Systems, Inc., Class A* 38,785 8,099,472
Household Durables 1.2%
Garmin Ltd. 38,785 7,693,005
iRobot Corp.* 38,785 338,593
8,031,598
Industrial Conglomerates 1.2%
Honeywell International, Inc. 38,785 7,977,299
Interactive Media & Services 4.5%
Alphabet, Inc., Class A 38,785 6,636,502
Meta Platforms, Inc., Class A 38,785 22,013,590
Ziff Davis, Inc.* 38,785 1,794,582
30,444,674
IT Services 3.4%
Akamai Technologies, Inc.* 38,785 3,920,388
Amdocs Ltd. 38,785 3,403,190
DXC Technology Co.* 38,785 770,270
International Business
Machines Corp. 38,785 8,017,635
VeriSign, Inc.* 38,785 6,858,739
22,970,222
Life Sciences Tools & Services 6.1%
Agilent Technologies, Inc. 38,785 5,054,074
Danaher Corp. 38,785 9,527,923
Illumina, Inc.* 38,785 5,590,470
Thermo Fisher Scientific, Inc. 38,785 21,189,021
41,361,488
Pharmaceuticals 1.4%
AstraZeneca plc, ADR-UK 38,785 2,759,553
Bausch Health Cos., Inc.* 38,785 356,822
Bristol-Myers Squibb Co. 38,785 2,163,039
Novartis AG, ADR-CH 38,785 4,204,294
9,483,708
Professional Services 1.7%
Automatic Data Processing,
Inc. 38,785 11,218,173
Semiconductors & Semiconductor Equipment 20.4%
Advanced Micro Devices, Inc.* 38,785 5,587,755
Analog Devices, Inc. 38,785 8,653,321
Applied Materials, Inc. 38,785 7,042,580
ASML Holding NV
(Registered), ADR-NL 38,785 26,084,852
Broadcom, Inc. 38,785 6,584,529
FormFactor, Inc.* 38,785 1,473,054
Intel Corp. 38,785 834,653
KLA Corp. 38,785 25,839,731
Lam Research Corp. 38,788 2,883,888
Microchip Technology, Inc. 38,785 2,845,655
Micron Technology, Inc. 38,785 3,864,925
NVIDIA Corp. 38,785 5,149,097
NXP Semiconductors NV 38,785 9,095,083
ON Semiconductor Corp.* 38,785 2,733,955
QUALCOMM, Inc. 38,785 6,313,034
Synaptics, Inc.* 38,785 2,663,366

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2024 - Statement of Investments - 59
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 38,785 7,390,094
Teradyne, Inc. 38,785 4,119,355
Texas Instruments, Inc. 38,785 7,879,561
137,038,488
Software 25.0%
Adeia, Inc. 38,785 482,098
Adobe, Inc.* 38,785 18,542,334
Check Point Software
Technologies Ltd.* 38,785 6,717,950
Gen Digital, Inc. 38,785 1,129,031
InterDigital, Inc. 38,785 5,834,815
Intuit, Inc. 38,785 23,670,485
LiveRamp Holdings, Inc.* 38,785 970,789
Microsoft Corp. 38,785 15,760,285
Open Text Corp. 38,785 1,163,550
Oracle Corp. 38,785 6,509,674
Progress Software Corp. 38,785 2,485,731
PTC, Inc.* 38,785 7,188,024
Salesforce, Inc. 38,785 11,300,785
SAP SE, ADR-DE(a) 38,785 9,061,727
ServiceNow, Inc.* 38,785 36,186,017
Synopsys, Inc.* 38,785 19,920,364
Teradata Corp.* 38,785 1,250,041
168,173,700
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc. 38,785 8,761,919
HP, Inc. 38,785 1,377,643
NetApp, Inc. 38,785 4,472,298
Seagate Technology Holdings
plc 38,785 3,892,851
Western Digital Corp.* 38,785 2,533,048
Xerox Holdings Corp.(a) 38,785 316,874
21,354,633
Wireless Telecommunication Services 0.2%
Telephone & Data Systems,
Inc. 38,785 1,153,854
Total Common Stocks
(cost $229,248,539) 668,982,326
Repurchase Agreements 1.6%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated
10/31/2024, due
11/1/2024, repurchase
price $9,723,773,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$9,918,251.(b)(c) 9,722,455 9,722,455
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $1,000,135,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$1,020,137.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $10,722,455) 10,722,455
Total Investments
(cost $239,970,994) — 101.2% 679,704,781
Liabilities in excess of other assets — (1.2)% (8,102,337)
NET ASSETS — 100.0%
$ 671,602,444
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $20,397,527, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $10,722,455 and by $10,624,896 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2024 – 2/15/2054, a total value of
$21,347,351.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $10,722,455.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan
UK United Kingdom

60 - Statement of Investments - October 31, 2024 - Nationwide NYSE Arca Tech 100 Index Fund
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 8 12/2024 USD 3,203,480 (51,858)
Net contracts (51,858)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide S&P 500 Index Fund - October 31, 2024 - Statement of Investments - 61
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 1.9%
Axon Enterprise, Inc.* 2,395 1,014,282
Boeing Co. (The)* 23,921 3,571,644
General Dynamics Corp.(a) 8,502 2,479,268
General Electric Co. 35,473 6,093,552
Howmet Aerospace, Inc. 12,729 1,269,336
Huntington Ingalls Industries,
Inc. 1,361 251,731
L3Harris Technologies, Inc. 6,208 1,536,294
Lockheed Martin Corp. 6,994 3,819,074
Northrop Grumman Corp. 4,532 2,306,879
RTX Corp. 43,386 5,249,272
Textron, Inc. 6,286 505,520
TransDigm Group, Inc. 1,825 2,376,697
30,473,549
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 3,677 378,878
Expeditors International of
Washington, Inc. 4,443 528,717
FedEx Corp. 7,309 2,001,570
United Parcel Service, Inc.,
Class B 23,935 3,208,726
6,117,891
Automobile Components 0.0%
†
Aptiv plc* 9,023 512,777
BorgWarner, Inc. 7,763 261,070
773,847
Automobiles 1.6%
Ford Motor Co. 129,029 1,327,709
General Motors Co. 36,733 1,864,567
Tesla, Inc.* 90,852 22,699,372
25,891,648
Banks 3.3%
Bank of America Corp. 222,578 9,308,212
Citigroup, Inc. 62,612 4,017,812
Citizens Financial Group, Inc. 14,726 620,259
Fifth Third Bancorp 22,560 985,421
Huntington Bancshares, Inc. 47,529 740,977
JPMorgan Chase & Co. 93,162 20,674,511
KeyCorp 31,547 544,186
M&T Bank Corp. 5,481 1,067,041
PNC Financial Services
Group, Inc. (The) 13,009 2,449,205
Regions Financial Corp. 29,405 701,897
Truist Financial Corp. 43,967 1,892,779
US Bancorp 50,540 2,441,587
Wells Fargo & Co. 111,453 7,235,529
52,679,416
Beverages 1.3%
Brown-Forman Corp., Class
B(a) 6,148 270,697
Coca-Cola Co. (The) 127,010 8,295,023
Constellation Brands, Inc.,
Class A 5,056 1,174,711
Keurig Dr Pepper, Inc. 37,545 1,237,108
Molson Coors Beverage Co.,
Class B 5,419 295,173
Monster Beverage Corp.* 23,030 1,213,220
PepsiCo, Inc. 44,976 7,469,614
19,955,546
Common Stocks
Shares Value ($)
Biotechnology 1.9%
AbbVie, Inc. 57,837 11,791,228
Amgen, Inc. 17,528 5,611,764
Biogen, Inc.* 4,900 852,600
Gilead Sciences, Inc. 41,048 3,645,883
Incyte Corp.* 5,329 394,986
Moderna, Inc.*(a) 11,099 603,342
Regeneron Pharmaceuticals,
Inc.* 3,459 2,899,334
Vertex Pharmaceuticals, Inc.* 8,429 4,012,035
29,811,172
Broadline Retail 3.7%
Amazon.com, Inc.* 305,864 57,013,049
eBay, Inc. 16,123 927,234
57,940,283
Building Products 0.5%
A O Smith Corp. 4,096 307,610
Allegion plc 2,647 369,601
Builders FirstSource, Inc.* 3,840 658,176
Carrier Global Corp. 27,613 2,008,017
Johnson Controls International
plc 21,824 1,648,803
Masco Corp. 7,026 561,448
Trane Technologies plc 7,440 2,753,990
8,307,645
Capital Markets 3.1%
Ameriprise Financial, Inc. 3,199 1,632,450
Bank of New York Mellon
Corp. (The) 24,115 1,817,306
Blackrock, Inc. 4,577 4,490,174
Blackstone, Inc. 23,651 3,967,455
Cboe Global Markets, Inc. 3,506 748,777
Charles Schwab Corp. (The) 48,904 3,463,870
CME Group, Inc. 11,745 2,646,853
FactSet Research Systems,
Inc. 1,263 573,478
Franklin Resources, Inc. 10,279 213,495
Goldman Sachs Group, Inc.
(The) 10,319 5,343,075
Intercontinental Exchange, Inc. 18,785 2,928,018
Invesco Ltd. 15,312 265,510
KKR & Co., Inc. 22,093 3,054,136
MarketAxess Holdings, Inc. 1,217 352,224
Moody's Corp. 5,145 2,336,036
Morgan Stanley 41,017 4,768,226
MSCI, Inc., Class A 2,550 1,456,560
Nasdaq, Inc. 13,563 1,002,577
Northern Trust Corp. 6,766 680,118
Raymond James Financial,
Inc. 6,061 898,362
S&P Global, Inc. 10,457 5,023,125
State Street Corp. 9,682 898,490
T. Rowe Price Group, Inc.(a) 7,076 777,369
49,337,684
Chemicals 1.4%
Air Products & Chemicals, Inc. 7,195 2,234,263
Albemarle Corp.(a) 3,914 370,773
Celanese Corp., Class A 3,261 410,788
CF Industries Holdings, Inc. 5,970 490,913
Corteva, Inc. 22,472 1,368,994
Dow, Inc. 23,087 1,140,036

62 - Statement of Investments - October 31, 2024 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 13,889 1,152,648
Eastman Chemical Co. 3,768 395,979
Ecolab, Inc. 8,207 2,016,706
FMC Corp. 4,350 282,707
International Flavors &
Fragrances, Inc. 8,285 823,778
Linde plc 15,849 7,229,521
LyondellBasell Industries NV,
Class A 8,521 740,049
Mosaic Co. (The) 10,944 292,862
PPG Industries, Inc. 7,600 946,276
Sherwin-Williams Co. (The) 7,652 2,745,308
22,641,601
Commercial Services & Supplies 0.6%
Cintas Corp. 11,236 2,312,481
Copart, Inc.* 28,836 1,484,189
Republic Services, Inc., Class
A 6,655 1,317,690
Rollins, Inc. 9,004 424,449
Veralto Corp. 8,147 832,542
Waste Management, Inc. 11,858 2,559,549
8,930,900
Communications Equipment 0.9%
Arista Networks, Inc.* 8,454 3,266,964
Cisco Systems, Inc. 131,920 7,225,258
F5, Inc.* 1,825 426,831
Juniper Networks, Inc. 11,279 438,753
Motorola Solutions, Inc. 5,450 2,448,958
13,806,764
Construction & Engineering 0.1%
Quanta Services, Inc. 4,806 1,449,634
Construction Materials 0.1%
Martin Marietta Materials, Inc.
(a) 1,980 1,172,833
Vulcan Materials Co. 4,260 1,166,942
2,339,775
Consumer Finance 0.6%
American Express Co. 18,340 4,953,267
Capital One Financial Corp. 12,570 2,046,270
Discover Financial Services 8,264 1,226,626
Synchrony Financial 13,046 719,356
8,945,519
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. 14,517 12,690,471
Dollar General Corp. 7,418 593,737
Dollar Tree, Inc.* 6,398 413,567
Kroger Co. (The) 22,109 1,233,019
Sysco Corp. 16,007 1,199,725
Target Corp. 14,991 2,249,249
Walgreens Boots Alliance, Inc.
(a) 24,244 229,348
Walmart, Inc. 142,224 11,655,257
30,264,373
Containers & Packaging 0.2%
Amcor plc 48,265 537,189
Avery Dennison Corp. 2,619 542,212
Ball Corp. 10,176 602,928
International Paper Co.(a) 10,931 607,108
Packaging Corp. of America 2,833 648,587
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 16,066 827,399
3,765,423
Distributors 0.1%
Genuine Parts Co. 4,652 533,584
LKQ Corp. 8,428 310,066
Pool Corp.(a) 1,256 454,220
1,297,870
Diversified Telecommunication Services 0.7%
AT&T, Inc. 234,783 5,292,009
Verizon Communications, Inc. 137,620 5,797,930
11,089,939
Electric Utilities 1.6%
Alliant Energy Corp. 8,352 501,120
American Electric Power Co.,
Inc. 17,499 1,728,026
Constellation Energy Corp. 10,219 2,687,188
Duke Energy Corp. 25,292 2,915,409
Edison International 12,835 1,057,604
Entergy Corp.(a) 6,831 1,057,302
Evergy, Inc.(a) 7,514 454,146
Eversource Energy 11,810 777,689
Exelon Corp. 33,375 1,311,637
FirstEnergy Corp. 17,114 715,879
NextEra Energy, Inc. 67,089 5,316,803
NRG Energy, Inc. 6,494 587,058
PG&E Corp. 70,604 1,427,613
Pinnacle West Capital Corp.(a) 3,789 332,712
PPL Corp. 24,037 782,645
Southern Co. (The)(a) 35,837 3,262,242
Xcel Energy, Inc. 18,440 1,231,976
26,147,049
Electrical Equipment 0.8%
AMETEK, Inc. 7,523 1,379,267
Eaton Corp. plc 12,985 4,305,566
Emerson Electric Co. 18,936 2,050,201
GE Vernova, Inc.* 8,972 2,706,493
Generac Holdings, Inc.* 2,042 338,053
Hubbell, Inc., Class B 1,810 772,924
Rockwell Automation, Inc. 3,715 990,828
12,543,332
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 39,574 2,652,249
CDW Corp. 4,460 839,506
Corning, Inc. 24,815 1,180,946
Jabil, Inc. 3,541 435,862
Keysight Technologies, Inc.* 5,576 830,880
TE Connectivity plc 10,070 1,484,519
Teledyne Technologies, Inc.* 1,565 712,576
Trimble, Inc.* 7,776 470,448
Zebra Technologies Corp.,
Class A* 1,631 622,993
9,229,979
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 32,689 1,244,797
Halliburton Co. 28,796 798,801
Schlumberger NV 46,528 1,864,377
3,907,975
Entertainment 1.2%
Electronic Arts, Inc. 8,016 1,209,214

Nationwide S&P 500 Index Fund - October 31, 2024 - Statement of Investments - 63
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.* 4,734 554,541
Netflix, Inc.* 14,053 10,624,489
Take-Two Interactive Software,
Inc.* 5,240 847,413
Walt Disney Co. (The) 59,287 5,703,409
Warner Bros Discovery, Inc.* 76,254 619,945
19,559,011
Financial Services 4.2%
Berkshire Hathaway, Inc.,
Class B* 59,980 27,046,182
Corpay, Inc.* 2,283 752,751
Fidelity National Information
Services, Inc. 17,988 1,614,063
Fiserv, Inc.* 18,740 3,708,646
Global Payments, Inc. 8,276 858,304
Jack Henry & Associates, Inc. 2,500 454,825
Mastercard, Inc., Class A 27,015 13,496,424
PayPal Holdings, Inc.* 33,707 2,672,965
Visa, Inc., Class A(a) 54,697 15,853,925
66,458,085
Food Products 0.7%
Archer-Daniels-Midland Co. 15,765 870,386
Bunge Global SA 4,796 402,960
Campbell Soup Co. 6,894 321,605
Conagra Brands, Inc. 15,991 462,780
General Mills, Inc. 17,942 1,220,415
Hershey Co. (The)(a) 4,709 836,224
Hormel Foods Corp. 9,810 299,695
J M Smucker Co. (The) 3,352 380,486
Kellanova 8,874 715,688
Kraft Heinz Co. (The)(a) 29,101 973,719
Lamb Weston Holdings, Inc. 4,799 372,834
McCormick & Co., Inc.
(Non-Voting) 8,090 632,962
Mondelez International, Inc.,
Class A 43,892 3,005,724
Tyson Foods, Inc., Class A 9,097 532,993
11,028,471
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 5,000 693,900
Ground Transportation 1.0%
CSX Corp. 63,701 2,142,902
JB Hunt Transport Services,
Inc. 2,782 502,485
Norfolk Southern Corp. 7,338 1,837,655
Old Dominion Freight Line, Inc. 5,858 1,179,332
Uber Technologies, Inc.* 68,637 4,945,296
Union Pacific Corp. 19,872 4,611,695
15,219,365
Health Care Equipment & Supplies 2.3%
Abbott Laboratories 56,943 6,455,629
Align Technology, Inc.* 2,223 455,782
Baxter International, Inc. 17,037 608,221
Becton Dickinson & Co. 9,419 2,200,184
Boston Scientific Corp.* 48,220 4,051,444
Cooper Cos., Inc. (The)* 6,416 671,627
Dexcom, Inc.* 13,190 929,631
Edwards Lifesciences Corp.* 19,802 1,326,932
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 14,828 1,295,226
Hologic, Inc.* 7,286 589,219
IDEXX Laboratories, Inc.* 2,702 1,099,498
Insulet Corp.* 2,392 553,820
Intuitive Surgical, Inc.* 11,668 5,878,805
Medtronic plc 42,288 3,774,204
ResMed, Inc. 4,861 1,178,647
Solventum Corp.*(a) 4,669 338,876
STERIS plc 3,218 713,913
Stryker Corp. 11,177 3,982,141
Teleflex, Inc. 1,518 305,209
Zimmer Biomet Holdings, Inc. 6,640 709,949
37,118,957
Health Care Providers & Services 2.3%
Cardinal Health, Inc. 7,805 846,999
Cencora, Inc. 5,604 1,278,160
Centene Corp.*(a) 17,306 1,077,472
Cigna Group (The) 9,217 2,901,604
CVS Health Corp. 41,424 2,338,799
DaVita, Inc.* 1,662 232,364
Elevance Health, Inc. 7,528 3,054,561
HCA Healthcare, Inc. 6,126 2,197,641
Henry Schein, Inc.* 4,435 311,470
Humana, Inc. 4,026 1,038,024
Labcorp Holdings, Inc. 2,683 612,448
McKesson Corp. 4,221 2,112,990
Molina Healthcare, Inc.* 1,935 621,561
Quest Diagnostics, Inc. 3,558 550,885
UnitedHealth Group, Inc. 30,236 17,068,222
Universal Health Services,
Inc., Class B 1,923 392,888
36,636,088
Health Care REITs 0.3%
Alexandria Real Estate
Equities, Inc. 5,122 571,359
Healthpeak Properties, Inc. 23,812 534,579
Ventas, Inc. 13,632 892,760
Welltower, Inc. 19,080 2,573,511
4,572,209
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 22,199 382,711
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc., Class A* 14,382 1,938,550
Booking Holdings, Inc. 1,094 5,115,817
Caesars Entertainment, Inc.* 6,912 276,826
Carnival Corp.* 33,795 743,490
Chipotle Mexican Grill, Inc.,
Class A* 44,955 2,507,140
Darden Restaurants, Inc. 3,935 629,679
Domino's Pizza, Inc. 1,142 472,480
Expedia Group, Inc.* 4,105 641,653
Hilton Worldwide Holdings,
Inc. 8,125 1,908,156
Las Vegas Sands Corp. 11,282 584,972
Marriott International, Inc.,
Class A 7,679 1,996,694
McDonald's Corp. 23,485 6,860,203
MGM Resorts International* 7,789 287,180

64 - Statement of Investments - October 31, 2024 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 13,986 354,405
Royal Caribbean Cruises Ltd. 7,702 1,589,308
Starbucks Corp. 37,362 3,650,267
Wynn Resorts Ltd. 3,041 291,997
Yum! Brands, Inc. 9,120 1,196,179
31,044,996
Household Durables 0.4%
DR Horton, Inc. 9,675 1,635,075
Garmin Ltd. 5,174 1,026,263
Lennar Corp., Class A 7,944 1,352,863
Mohawk Industries, Inc.* 1,661 223,023
NVR, Inc.* 98 896,975
PulteGroup, Inc. 6,705 868,499
6,002,698
Household Products 1.1%
Church & Dwight Co., Inc. 8,020 801,278
Clorox Co. (The) 4,001 634,359
Colgate-Palmolive Co. 26,940 2,524,547
Kimberly-Clark Corp. 11,094 1,488,593
Procter & Gamble Co. (The) 77,081 12,732,240
18,181,017
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 22,264 367,133
Vistra Corp. 10,652 1,331,074
1,698,207
Industrial Conglomerates 0.4%
3M Co. 17,972 2,308,863
Honeywell International, Inc. 21,233 4,367,203
6,676,066
Industrial REITs 0.2%
Prologis, Inc. 30,111 3,400,736
Insurance 2.1%
Aflac, Inc. 16,618 1,741,400
Allstate Corp. (The) 8,773 1,636,340
American International Group,
Inc. 21,158 1,605,469
Aon plc, Class A 7,074 2,595,238
Arch Capital Group Ltd.* 12,512 1,233,183
Arthur J Gallagher & Co. 7,231 2,033,357
Assurant, Inc. 1,564 299,819
Brown & Brown, Inc. 7,926 829,377
Chubb Ltd. 12,215 3,450,005
Cincinnati Financial Corp. 5,027 707,952
Erie Indemnity Co., Class A 822 368,946
Everest Group Ltd. 1,383 491,809
Globe Life, Inc. 2,785 294,096
Hartford Financial Services
Group, Inc. (The) 9,602 1,060,445
Loews Corp. 6,164 486,709
Marsh & McLennan Cos., Inc. 16,135 3,521,302
MetLife, Inc. 19,311 1,514,369
Principal Financial Group, Inc. 6,676 550,102
Progressive Corp. (The) 19,238 4,671,564
Prudential Financial, Inc. 11,845 1,450,776
Travelers Cos., Inc. (The) 7,420 1,824,875
W R Berkley Corp. 9,838 562,438
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc 3,269 987,859
33,917,430
Interactive Media & Services 6.4%
Alphabet, Inc., Class A 191,848 32,827,111
Alphabet, Inc., Class C 157,273 27,159,475
Match Group, Inc.* 8,509 306,579
Meta Platforms, Inc., Class A 71,537 40,602,970
100,896,135
IT Services 1.1%
Accenture plc, Class A 20,510 7,072,258
Akamai Technologies, Inc.* 5,153 520,865
Cognizant Technology
Solutions Corp., Class A 15,984 1,192,247
EPAM Systems, Inc.* 1,874 353,530
Gartner, Inc.* 2,541 1,276,852
GoDaddy, Inc., Class A* 4,760 793,968
International Business
Machines Corp. 30,083 6,218,758
VeriSign, Inc.* 2,820 498,689
17,927,167
Leisure Products 0.0%
†
Hasbro, Inc. 4,174 273,940
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 9,728 1,267,656
Bio-Techne Corp. 5,266 388,368
Charles River Laboratories
International, Inc.* 1,775 316,979
Danaher Corp. 20,992 5,156,895
IQVIA Holdings, Inc.* 5,710 1,175,232
Mettler-Toledo International,
Inc.* 695 897,766
Revvity, Inc.(a) 4,212 499,501
Thermo Fisher Scientific, Inc. 12,507 6,832,824
Waters Corp.* 1,872 604,862
West Pharmaceutical
Services, Inc. 2,346 722,404
17,862,487
Machinery 1.7%
Caterpillar, Inc. 15,859 5,966,156
Cummins, Inc. 4,454 1,465,277
Deere & Co. 8,330 3,371,068
Dover Corp. 4,591 869,214
Fortive Corp. 11,339 809,945
IDEX Corp. 2,574 552,483
Illinois Tool Works, Inc. 8,865 2,314,917
Ingersoll Rand, Inc. 13,154 1,262,784
Nordson Corp. 1,837 455,374
Otis Worldwide Corp. 13,049 1,281,412
PACCAR, Inc. 17,199 1,793,512
Parker-Hannifin Corp. 4,186 2,654,217
Pentair plc 5,202 515,622
Snap-on, Inc. 1,747 576,737
Stanley Black & Decker, Inc. 5,079 472,042
Westinghouse Air Brake
Technologies Corp. 5,771 1,084,832
Xylem, Inc. 7,856 956,704
26,402,296

Nationwide S&P 500 Index Fund - October 31, 2024 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Media 0.5%
Charter Communications, Inc.,
Class A*(a) 3,146 1,030,661
Comcast Corp., Class A 126,224 5,512,202
Fox Corp., Class A 7,461 313,362
Fox Corp., Class B 3,814 148,594
Interpublic Group of Cos., Inc.
(The) 12,707 373,586
News Corp., Class A 11,887 323,921
News Corp., Class B(a) 3,166 91,940
Omnicom Group, Inc. 6,292 635,492
Paramount Global, Class B 16,404 179,460
8,609,218
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 47,455 2,136,424
Newmont Corp. 37,983 1,725,948
Nucor Corp. 7,636 1,083,090
Steel Dynamics, Inc. 4,683 611,131
5,556,593
Multi-Utilities 0.7%
Ameren Corp. 8,587 748,013
CenterPoint Energy, Inc.(a) 21,304 629,107
CMS Energy Corp. 9,902 689,278
Consolidated Edison, Inc. 11,281 1,147,052
Dominion Energy, Inc.(a) 27,303 1,625,348
DTE Energy Co.(a) 6,906 857,863
NiSource, Inc.(a) 14,623 514,145
Public Service Enterprise
Group, Inc. 16,306 1,457,919
Sempra(a) 20,745 1,729,511
WEC Energy Group, Inc.(a) 10,458 999,053
10,397,289
Office REITs 0.0%
†
BXP, Inc. 4,960 399,578
Oil, Gas & Consumable Fuels 3.1%
APA Corp.(a) 12,220 288,392
Chevron Corp. 55,694 8,288,381
ConocoPhillips 38,287 4,193,958
Coterra Energy, Inc. 23,597 564,440
Devon Energy Corp. 20,669 799,477
Diamondback Energy, Inc. 5,844 1,033,044
EOG Resources, Inc.(a) 18,657 2,275,408
EQT Corp. 18,970 693,164
Exxon Mobil Corp. 145,476 16,988,687
Hess Corp. 8,996 1,209,782
Kinder Morgan, Inc. 64,274 1,575,356
Marathon Oil Corp. 17,428 482,756
Marathon Petroleum Corp. 11,035 1,605,261
Occidental Petroleum Corp. 22,441 1,124,518
ONEOK, Inc. 19,197 1,859,805
Phillips 66 13,724 1,671,858
Targa Resources Corp. 7,253 1,210,961
Valero Energy Corp. 10,563 1,370,655
Williams Cos., Inc. (The) 40,207 2,105,641
49,341,544
Passenger Airlines 0.2%
Delta Air Lines, Inc. 20,750 1,187,315
Southwest Airlines Co.(a) 19,716 602,915
United Airlines Holdings, Inc.* 10,879 851,391
2,641,621
Common Stocks
Shares Value ($)
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The),
Class A 7,850 541,179
Kenvue, Inc.(a) 62,736 1,438,536
1,979,715
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. 66,584 3,713,390
Catalent, Inc.* 6,061 355,175
Eli Lilly & Co. 25,830 21,432,184
Johnson & Johnson 78,823 12,600,645
Merck & Co., Inc. 83,000 8,492,560
Pfizer, Inc. 185,012 5,235,839
Viatris, Inc. 37,393 433,759
Zoetis, Inc., Class A 14,937 2,670,437
54,933,989
Professional Services 0.7%
Amentum Holdings, Inc.* 4,061 120,774
Automatic Data Processing,
Inc. 13,445 3,888,832
Broadridge Financial
Solutions, Inc. 3,809 803,166
Dayforce, Inc.*(a) 5,099 361,774
Equifax, Inc. 3,972 1,052,660
Jacobs Solutions, Inc. 4,061 570,895
Leidos Holdings, Inc. 4,433 811,948
Paychex, Inc.(a) 10,501 1,463,104
Paycom Software, Inc. 1,618 338,211
Verisk Analytics, Inc., Class A 4,735 1,300,799
10,712,163
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 9,943 1,302,235
CoStar Group, Inc.* 13,665 994,675
2,296,910
Residential REITs 0.3%
AvalonBay Communities, Inc. 4,555 1,009,434
Camden Property Trust 3,692 427,497
Equity Residential 10,892 766,470
Essex Property Trust, Inc. 2,056 583,616
Invitation Homes, Inc. 18,206 571,850
Mid-America Apartment
Communities, Inc. 3,922 593,556
UDR, Inc. 9,581 404,222
4,356,645
Retail REITs 0.3%
Federal Realty Investment
Trust 2,636 292,174
Kimco Realty Corp. 22,816 541,195
Realty Income Corp. 27,975 1,660,876
Regency Centers Corp. 5,396 385,490
Simon Property Group, Inc. 10,105 1,708,958
4,588,693
Semiconductors & Semiconductor Equipment 11.4%
Advanced Micro Devices, Inc.* 52,996 7,635,134
Analog Devices, Inc. 16,283 3,632,900
Applied Materials, Inc. 27,038 4,909,560
Broadcom, Inc. 152,420 25,876,343
Enphase Energy, Inc.* 4,611 382,897
First Solar, Inc.* 3,615 703,045
Intel Corp. 138,733 2,985,534
KLA Corp. 4,382 2,919,420

66 - Statement of Investments - October 31, 2024 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 42,990 3,196,307
Microchip Technology, Inc. 17,493 1,283,461
Micron Technology, Inc. 36,375 3,624,769
Monolithic Power Systems,
Inc. 1,625 1,233,863
NVIDIA Corp. 805,505 106,938,844
NXP Semiconductors NV 8,341 1,955,965
ON Semiconductor Corp.* 14,013 987,776
Qorvo, Inc.* 3,043 216,844
QUALCOMM, Inc. 36,440 5,931,339
Skyworks Solutions, Inc. 5,237 458,656
Teradyne, Inc. 5,198 552,080
Texas Instruments, Inc. 29,811 6,056,403
181,481,140
Software 10.1%
Adobe, Inc.* 14,519 6,941,243
ANSYS, Inc.* 2,930 938,801
Autodesk, Inc.* 7,066 2,005,331
Cadence Design Systems,
Inc.* 8,898 2,456,916
Crowdstrike Holdings, Inc.,
Class A* 7,619 2,261,852
Fair Isaac Corp.* 800 1,594,488
Fortinet, Inc.* 20,710 1,629,049
Gen Digital, Inc. 17,683 514,752
Intuit, Inc. 9,127 5,570,208
Microsoft Corp. 243,388 98,900,714
Oracle Corp. 52,338 8,784,410
Palantir Technologies, Inc.,
Class A* 66,395 2,759,376
Palo Alto Networks, Inc.* 10,598 3,818,777
PTC, Inc.* 4,045 749,660
Roper Technologies, Inc. 3,523 1,894,423
Salesforce, Inc. 31,729 9,244,879
ServiceNow, Inc.* 6,745 6,293,018
Synopsys, Inc.* 4,973 2,554,182
Tyler Technologies, Inc.* 1,423 861,755
159,773,834
Specialized REITs 1.0%
American Tower Corp. 15,400 3,288,516
Crown Castle, Inc. 14,259 1,532,700
Digital Realty Trust, Inc. 10,147 1,808,500
Equinix, Inc. 3,111 2,825,037
Extra Space Storage, Inc. 6,854 1,119,258
Iron Mountain, Inc. 9,613 1,189,417
Public Storage 5,219 1,717,364
SBA Communications Corp.,
Class A 3,459 793,737
VICI Properties, Inc., Class A 33,744 1,071,709
Weyerhaeuser Co. 24,550 764,978
16,111,216
Specialty Retail 1.9%
AutoZone, Inc.* 562 1,691,058
Best Buy Co., Inc. 6,181 558,948
CarMax, Inc.*(a) 5,381 389,477
Home Depot, Inc. (The) 32,470 12,785,062
Lowe's Cos., Inc. 18,603 4,870,823
O'Reilly Automotive, Inc.* 1,912 2,204,804
Ross Stores, Inc. 10,976 1,533,567
TJX Cos., Inc. (The) 36,834 4,163,347
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co. 3,515 933,268
Ulta Beauty, Inc.* 1,528 563,801
29,694,155
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc. 497,846 112,468,390
Dell Technologies, Inc., Class
C 9,485 1,172,631
Hewlett Packard Enterprise
Co. 42,204 822,556
HP, Inc. 32,264 1,146,017
NetApp, Inc. 6,913 797,138
Seagate Technology Holdings
plc 6,487 651,100
Super Micro Computer, Inc.*(a) 17,040 496,035
Western Digital Corp.* 10,746 701,821
118,255,688
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.* 4,887 786,269
Lululemon Athletica, Inc.* 3,827 1,140,063
NIKE, Inc., Class B 39,613 3,055,351
Ralph Lauren Corp., Class A 1,213 240,089
Tapestry, Inc. 7,968 378,082
5,599,854
Tobacco 0.6%
Altria Group, Inc. 56,184 3,059,781
Philip Morris International, Inc. 50,897 6,754,032
9,813,813
Trading Companies & Distributors 0.3%
Fastenal Co. 18,660 1,458,839
United Rentals, Inc. 2,175 1,767,840
WW Grainger, Inc.(a) 1,464 1,623,913
4,850,592
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,345 876,308
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. 16,157 3,605,596
Total Common Stocks
(cost $654,859,684) 1,579,476,940
Repurchase Agreements 0.1%
Principal
Amount ($)
CF Secured, LLC,
4.88%, dated 10/31/2024,
due 11/1/2024,
repurchase price
$918,426, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$936,794.(b)(c) 918,301 918,301

Nationwide S&P 500 Index Fund - October 31, 2024 - Statement of Investments - 67
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $1,000,135,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$1,020,001.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $1,918,301) 1,918,301
Total Investments
(cost $656,777,985) — 99.6% 1,581,395,241
Other assets in excess of liabilities — 0.4% 6,076,226
NET ASSETS — 100.0%
$ 1,587,471,467
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $39,879,672, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,918,301 and by $38,956,458 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2024 – 5/15/2054, a total value of
$40,874,759.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $1,918,301.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 42 12/2024 USD 12,050,850 (24,437)
Net contracts (24,437)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Closed End Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 3,149 16,847
Total Closed End Fund
(cost  $32,491) 16,847
Common Stocks 99.9%
Shares Value ($)
Aerospace & Defense 1.2%
AAR Corp.* 3,197 187,664
AeroVironment, Inc.* 2,380 511,605
AerSale Corp.* 3,443 18,145
Archer Aviation, Inc., Class
A*(a) 21,590 68,008
Astronics Corp.* 2,813 48,918
Byrna Technologies, Inc.*(a) 1,601 23,070
Cadre Holdings, Inc. 2,385 82,926
Ducommun, Inc.* 1,249 73,429
Eve Holding, Inc.*(a) 1,713 5,276
Intuitive Machines, Inc.*(a) 2,697 21,037
Kratos Defense & Security
Solutions, Inc.* 13,666 310,492
Leonardo DRS, Inc.* 6,302 189,501
Mercury Systems, Inc.* 5,066 163,885
Moog, Inc., Class A 2,563 483,382
National Presto Industries, Inc. 485 34,886
Park Aerospace Corp. 1,559 21,093
Redwire Corp.* 2,049 15,757
Rocket Lab USA, Inc.*(a) 31,997 342,368
Triumph Group, Inc.* 6,574 90,984
V2X, Inc.* 1,134 69,854
Virgin Galactic Holdings,
Inc.*(a) 1,501 9,862
VirTra, Inc.*(a) 969 5,911
2,778,053
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc.*(a) 4,831 83,287
Forward Air Corp.(a) 2,272 80,270
Hub Group, Inc., Class A 5,393 234,002
Radiant Logistics, Inc.*(a) 3,719 24,731
422,290
Automobile Components 1.2%
Adient plc*(a) 7,800 152,334
American Axle &
Manufacturing Holdings,
Inc.* 10,514 59,404
Cooper-Standard Holdings,
Inc.* 1,496 18,775
Dana, Inc. 12,320 94,494
Dorman Products, Inc.* 2,400 273,672
Fox Factory Holding Corp.* 3,762 135,394
Gentherm, Inc.* 2,905 121,865
Goodyear Tire & Rubber Co.
(The)* 26,267 210,399
Holley, Inc.*(a) 4,418 11,443
LCI Industries 2,288 254,609
Common Stocks
Shares Value ($)
Automobile Components
Luminar Technologies, Inc.,
Class A*(a) 30,749 23,843
Modine Manufacturing Co.*(a) 4,702 553,755
Patrick Industries, Inc. 2,016 253,976
Phinia, Inc. 3,949 183,944
Solid Power, Inc.*(a) 13,746 16,220
Standard Motor Products, Inc. 1,843 59,326
Stoneridge, Inc.* 2,448 17,111
Visteon Corp.* 2,530 228,332
XPEL, Inc. Reg. S*(a) 2,316 89,328
2,758,224
Automobiles 0.1%
Canoo, Inc.*(a) 5,382 4,074
Livewire Group, Inc.*(a) 1,723 10,183
Winnebago Industries, Inc.(a) 2,483 139,147
153,404
Banks 10.2%
1st Source Corp. 1,803 106,792
ACNB Corp. 702 29,484
Amalgamated Financial Corp.
(a) 1,787 59,266
Amerant Bancorp, Inc., Class
A 2,602 55,475
Ameris Bancorp 6,075 376,589
Ames National Corp. 815 13,851
Arrow Financial Corp. 1,565 44,665
Associated Banc-Corp. 13,712 325,523
Atlantic Union Bankshares
Corp. 7,858 297,032
Axos Financial, Inc.* 5,042 341,444
Banc of California, Inc. 13,024 200,049
BancFirst Corp.(a) 1,844 200,461
Bancorp, Inc. (The)*(a) 4,399 221,094
Bank First Corp.(a) 906 83,361
Bank of Hawaii Corp.(a) 3,410 246,304
Bank of Marin Bancorp 1,552 34,470
Bank of NT Butterfield & Son
Ltd. (The) 4,399 160,871
Bank7 Corp. 353 14,808
BankUnited, Inc. 6,556 231,689
Bankwell Financial Group, Inc. 706 20,128
Banner Corp. 3,115 199,485
Bar Harbor Bankshares 1,512 48,611
BayCom Corp. 972 24,154
Berkshire Hills Bancorp, Inc. 3,916 106,633
Blue Foundry Bancorp* 1,650 16,219
Bridgewater Bancshares, Inc.* 2,034 29,696
Brookline Bancorp, Inc. 8,138 91,553
Burke & Herbert Financial
Services Corp. 1,205 76,325
Business First Bancshares,
Inc. 2,322 60,813
Byline Bancorp, Inc. 3,118 83,905
Cadence Bank 15,354 513,284
California BanCorp* 2,163 31,537
Camden National Corp.(a) 1,230 51,598
Capital Bancorp, Inc. 850 21,463
Capital City Bank Group, Inc. 1,220 42,700
Capitol Federal Financial, Inc. 11,176 72,029
Carter Bankshares, Inc.* 2,015 37,076
Cathay General Bancorp 6,190 284,616

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 69
Common Stocks
Shares Value ($)
Banks
Central Pacific Financial Corp. 2,361 63,605
Chemung Financial Corp. 331 15,815
ChoiceOne Financial Services,
Inc.(a) 661 21,925
Citizens & Northern Corp. 1,303 24,653
Citizens Financial Services,
Inc.(a) 464 27,047
City Holding Co. 1,291 150,531
Civista Bancshares, Inc. 1,468 29,903
CNB Financial Corp. 1,946 49,389
Coastal Financial Corp.* 1,117 70,360
Colony Bankcorp, Inc. 1,315 20,001
Columbia Financial, Inc.*(a) 2,643 45,142
Community Financial System,
Inc.(a) 4,791 292,922
Community Trust Bancorp, Inc. 1,522 78,840
Community West Bancshares 1,621 30,378
ConnectOne Bancorp, Inc. 3,288 79,701
CrossFirst Bankshares, Inc.* 4,426 69,488
Customers Bancorp, Inc.* 2,735 126,166
CVB Financial Corp. 11,909 231,392
Dime Community Bancshares,
Inc.(a) 3,240 97,427
Eagle Bancorp, Inc. 2,522 66,102
Eastern Bankshares, Inc. 17,914 292,536
Enterprise Bancorp, Inc. 811 26,041
Enterprise Financial Services
Corp. 3,413 179,933
Equity Bancshares, Inc., Class
A 1,391 59,104
Esquire Financial Holdings,
Inc. 597 39,748
ESSA Bancorp, Inc. 808 15,207
Farmers & Merchants
Bancorp, Inc. 1,241 33,644
Farmers National Banc Corp. 3,247 44,679
FB Financial Corp. 3,239 159,359
Fidelity D&D Bancorp, Inc. 441 23,153
Financial Institutions, Inc. 1,547 37,143
First Bancorp(a) 18,225 434,310
First Bancorp, Inc. (The) 1,016 26,314
First Bancshares, Inc. (The) 2,741 91,741
First Bank 2,164 30,642
First Busey Corp. 5,006 121,696
First Business Financial
Services, Inc. 696 29,789
First Commonwealth Financial
Corp. 9,045 148,700
First Community Bankshares,
Inc. 1,606 66,585
First Financial Bancorp 8,529 218,172
First Financial Bankshares,
Inc.(a) 11,743 424,392
First Financial Corp. 1,067 45,838
First Financial Northwest, Inc. 656 14,760
First Foundation, Inc. 5,542 37,298
First Internet Bancorp 778 27,207
First Interstate BancSystem,
Inc., Class A 7,313 225,240
First Merchants Corp. 5,394 199,848
First Mid Bancshares, Inc. 2,102 80,191
Common Stocks
Shares Value ($)
Banks
First of Long Island Corp.
(The) 2,185 27,476
First Western Financial, Inc.* 851 16,178
Five Star Bancorp(a) 1,613 48,519
Flagstar Financial, Inc.(a) 23,434 237,152
Flushing Financial Corp. 2,284 35,802
FS Bancorp, Inc. 627 27,438
Fulton Financial Corp. 15,350 277,988
FVCBankcorp, Inc.*(a) 1,611 20,983
German American Bancorp,
Inc.(a) 2,739 110,902
Glacier Bancorp, Inc. 10,444 544,655
Great Southern Bancorp, Inc. 783 44,388
Guaranty Bancshares, Inc. 792 26,025
Hancock Whitney Corp. 8,005 416,900
Hanmi Financial Corp. 2,619 59,897
HarborOne Bancorp, Inc. 3,418 40,572
HBT Financial, Inc. 1,117 23,859
Heartland Financial USA, Inc. 3,966 235,977
Heritage Commerce Corp. 5,783 56,153
Heritage Financial Corp. 3,262 74,993
Hilltop Holdings, Inc. 4,267 130,698
Hingham Institution for
Savings(a) 139 35,239
Home Bancorp, Inc. 731 34,467
Home BancShares, Inc. 17,017 464,394
HomeStreet, Inc. 1,670 15,122
HomeTrust Bancshares, Inc. 1,349 44,719
Hope Bancorp, Inc. 10,499 130,083
Horizon Bancorp, Inc. 4,114 65,906
Independent Bank Corp. 5,771 305,918
Independent Bank Group, Inc. 3,281 191,479
International Bancshares Corp. 4,909 300,725
Investar Holding Corp. 920 19,200
John Marshall Bancorp, Inc. 1,161 24,776
Kearny Financial Corp. 4,981 34,817
Lakeland Financial Corp. 2,202 143,284
LCNB Corp. 1,001 15,706
LINKBANCORP, Inc. 1,888 13,528
Live Oak Bancshares, Inc.(a) 3,252 129,137
Mercantile Bank Corp. 1,485 63,647
Metrocity Bankshares, Inc. 1,755 51,913
Metropolitan Bank Holding
Corp.* 935 50,023
Mid Penn Bancorp, Inc. 1,338 42,267
Middlefield Banc Corp. 744 21,011
Midland States Bancorp, Inc. 2,010 49,868
MidWestOne Financial Group,
Inc. 1,433 41,471
MVB Financial Corp. 976 18,534
National Bank Holdings Corp.,
Class A 3,313 148,952
National Bankshares, Inc. 547 15,633
NB Bancorp, Inc.* 3,687 69,647
NBT Bancorp, Inc. 4,091 181,968
Nicolet Bankshares, Inc. 1,254 127,519
Northeast Bank 673 59,803
Northeast Community
Bancorp, Inc. 1,279 33,203
Northfield Bancorp, Inc. 3,975 46,786
Northrim Bancorp, Inc. 521 34,006
Northwest Bancshares, Inc. 11,140 148,051

70 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Norwood Financial Corp. 698 20,472
Oak Valley Bancorp 637 17,199
OceanFirst Financial Corp.(a) 5,399 98,262
OFG Bancorp 4,070 163,899
Old National Bancorp 28,585 550,547
Old Second Bancorp, Inc. 4,276 70,212
Orange County Bancorp, Inc. 483 25,560
Origin Bancorp, Inc. 2,839 89,116
Orrstown Financial Services,
Inc. 1,607 60,166
Pacific Premier Bancorp, Inc. 8,778 223,927
Park National Corp. 1,336 230,834
Parke Bancorp, Inc.(a) 1,095 23,126
Pathward Financial, Inc. 2,360 166,994
PCB Bancorp 1,142 21,435
Peapack-Gladstone Financial
Corp. 1,713 55,056
Peoples Bancorp of North
Carolina, Inc. 438 11,278
Peoples Bancorp, Inc. 3,217 99,019
Peoples Financial Services
Corp. 843 39,334
Pioneer Bancorp, Inc.* 658 7,370
Plumas Bancorp 518 21,502
Ponce Financial Group, Inc.* 1,936 21,780
Preferred Bank 816 68,846
Premier Financial Corp. 3,495 86,187
Primis Financial Corp. 1,688 18,956
Princeton Bancorp, Inc. 481 16,893
Provident Financial Services,
Inc. 10,814 202,006
QCR Holdings, Inc. 1,491 117,938
RBB Bancorp 1,657 36,785
Red River Bancshares, Inc. 432 22,559
Renasant Corp. 5,403 184,296
Republic Bancorp, Inc., Class
A 822 55,485
S&T Bancorp, Inc. 3,473 131,905
Sandy Spring Bancorp, Inc. 4,068 136,848
Seacoast Banking Corp. of
Florida 7,530 201,051
ServisFirst Bancshares, Inc. 4,681 389,178
Shore Bancshares, Inc. 2,830 41,148
Sierra Bancorp 1,149 32,632
Simmons First National Corp.,
Class A 10,921 253,367
SmartFinancial, Inc. 1,478 49,010
South Plains Financial, Inc. 1,038 34,981
Southern First Bancshares,
Inc.* 712 27,206
Southern Missouri Bancorp,
Inc. 837 49,634
Southern States Bancshares,
Inc. 710 22,088
Southside Bancshares, Inc. 2,523 81,745
SouthState Corp. 6,910 673,932
Stellar Bancorp, Inc. 4,356 118,570
Stock Yards Bancorp, Inc. 2,406 155,139
Texas Capital Bancshares,
Inc.* 4,236 325,960
Third Coast Bancshares, Inc.* 1,009 32,863
Common Stocks
Shares Value ($)
Banks
Timberland Bancorp, Inc. 714 20,620
Tompkins Financial Corp. 1,208 77,964
Towne Bank 6,603 214,730
TriCo Bancshares 3,041 129,942
Triumph Financial, Inc.*(a) 2,041 180,363
TrustCo Bank Corp. 1,701 56,099
Trustmark Corp. 5,448 189,155
UMB Financial Corp.(a) 4,057 445,175
United Bankshares, Inc. 12,197 459,583
United Community Banks, Inc. 10,585 301,249
Unity Bancorp, Inc. 713 27,579
Univest Financial Corp. 2,733 76,059
Valley National Bancorp 39,821 377,105
Veritex Holdings, Inc. 4,372 118,044
Virginia National Bankshares
Corp.(a) 447 17,732
WaFd, Inc. 6,183 210,098
Washington Trust Bancorp,
Inc. 1,606 54,813
WesBanco, Inc. 5,348 168,195
West Bancorp, Inc. 1,569 33,843
Westamerica Bancorp 2,290 117,981
WSFS Financial Corp. 5,330 262,076
24,331,168
Beverages 0.3%
Duckhorn Portfolio, Inc. (The)* 4,465 48,936
MGP Ingredients, Inc.(a) 1,315 63,173
National Beverage Corp. 2,083 94,131
Primo Water Corp. 14,297 375,010
Vita Coco Co., Inc. (The)*(a) 3,599 106,566
687,816
Biotechnology 9.0%
2seventy bio, Inc.*(a) 4,753 20,628
4D Molecular Therapeutics,
Inc.* 4,604 36,878
89bio, Inc.* 7,777 60,505
Absci Corp.* 7,439 28,566
ACADIA Pharmaceuticals,
Inc.* 11,086 161,745
ACELYRIN, Inc.* 7,362 41,816
Acrivon Therapeutics, Inc.* 1,378 11,024
Actinium Pharmaceuticals,
Inc.* 2,461 4,430
Acumen Pharmaceuticals,
Inc.* 3,870 11,146
ADC Therapeutics SA*(a) 6,467 18,237
ADMA Biologics, Inc.* 20,401 332,740
Adverum Biotechnologies,
Inc.*(a) 1,922 14,021
Aerovate Therapeutics, Inc.* 1,087 2,663
Agenus, Inc.*(a) 1,693 7,111
Agios Pharmaceuticals, Inc.* 5,213 231,614
Akebia Therapeutics, Inc.* 18,066 29,990
Akero Therapeutics, Inc.* 6,257 192,903
Aldeyra Therapeutics, Inc.* 4,407 23,181
Alector, Inc.* 7,991 39,316
Alkermes plc*(a) 14,905 383,059
Allogene Therapeutics, Inc.*(a) 10,267 26,232
Altimmune, Inc.*(a) 6,589 44,410
ALX Oncology Holdings, Inc.* 3,493 4,995
Amicus Therapeutics, Inc.* 27,057 308,991

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 71
Common Stocks
Shares Value ($)
Biotechnology
AnaptysBio, Inc.*(a) 1,750 37,853
Anavex Life Sciences
Corp.*(a) 6,341 41,977
Anika Therapeutics, Inc.* 974 16,665
Annexon, Inc.* 8,815 64,526
Apogee Therapeutics, Inc.* 3,369 175,323
Applied Therapeutics, Inc.*(a) 8,854 78,269
Arbutus Biopharma Corp.* 13,026 50,085
Arcellx, Inc.* 3,892 327,979
Arcturus Therapeutics
Holdings, Inc.*(a) 2,237 39,662
Arcus Biosciences, Inc.*(a) 4,875 74,588
Arcutis Biotherapeutics,
Inc.*(a) 9,810 81,521
Ardelyx, Inc.*(a) 21,472 126,041
ArriVent Biopharma, Inc.*(a) 2,468 72,411
Arrowhead Pharmaceuticals,
Inc.* 11,021 211,934
ARS Pharmaceuticals, Inc.*(a) 4,551 66,991
Artiva Biotherapeutics, Inc.*(a) 1,089 11,042
Astria Therapeutics, Inc.* 4,324 48,342
Atossa Therapeutics, Inc.*(a) 11,688 16,129
Aura Biosciences, Inc.* 4,209 43,942
Aurinia Pharmaceuticals, Inc.* 11,791 85,013
Avid Bioservices, Inc.*(a) 5,846 58,226
Avidity Biosciences, Inc.* 9,805 414,359
Avita Medical, Inc.*(a) 2,379 24,028
Beam Therapeutics, Inc.*(a) 6,761 148,134
BioCryst Pharmaceuticals,
Inc.* 19,054 152,623
Biohaven Ltd.* 6,790 337,870
Biomea Fusion, Inc.* 2,286 21,420
Bluebird Bio, Inc.*(a) 16,182 7,508
Blueprint Medicines Corp.*(a) 5,719 500,470
Bridgebio Pharma, Inc.*(a) 12,972 303,675
C4 Therapeutics, Inc.*(a) 5,461 29,107
Cabaletta Bio, Inc.* 4,112 14,598
Candel Therapeutics, Inc.*(a) 1,866 9,853
Capricor Therapeutics, Inc.*(a) 2,349 47,215
Cardiff Oncology, Inc.*(a) 3,660 11,419
CareDx, Inc.* 4,585 101,466
Cargo Therapeutics, Inc.* 3,066 59,787
Caribou Biosciences, Inc.*(a) 6,896 13,516
Cartesian Therapeutics, Inc.* 660 13,068
Catalyst Pharmaceuticals,
Inc.* 10,117 220,551
Celcuity, Inc.* 2,159 33,465
Celldex Therapeutics, Inc.* 5,963 155,396
Century Therapeutics, Inc.* 4,528 5,207
CervoMed, Inc.*(a) 500 6,825
CG oncology, Inc.*(a) 4,296 152,637
Cibus, Inc., Class A*(a) 1,369 5,462
Climb Bio, Inc.*(a) 2,493 9,536
Cogent Biosciences, Inc.*(a) 8,466 97,274
Coherus Biosciences, Inc.* 9,257 6,896
Compass Therapeutics,
Inc.*(a) 8,635 14,161
Corbus Pharmaceuticals
Holdings, Inc.*(a) 940 15,002
Crinetics Pharmaceuticals,
Inc.* 7,933 443,931
Cullinan Therapeutics, Inc.* 4,634 72,059
Common Stocks
Shares Value ($)
Biotechnology
Cytokinetics, Inc.* 10,441 532,491
Day One Biopharmaceuticals,
Inc.*(a) 4,828 71,068
Denali Therapeutics, Inc.*(a) 11,269 292,543
Design Therapeutics, Inc.*(a) 3,288 17,229
Dianthus Therapeutics, Inc.*(a) 2,200 61,292
Disc Medicine, Inc.* 1,769 79,287
Dynavax Technologies Corp.* 12,196 144,523
Dyne Therapeutics, Inc.* 7,451 215,036
Editas Medicine, Inc.*(a) 7,650 22,185
Elevation Oncology, Inc.* 4,777 2,743
Enanta Pharmaceuticals, Inc.* 2,036 22,895
Entrada Therapeutics, Inc.*(a) 2,479 42,490
Erasca, Inc.* 15,422 39,943
Fate Therapeutics, Inc.* 9,564 22,667
Fennec Pharmaceuticals, Inc.* 1,717 7,486
Fibrobiologics, Inc.*(a) 2,315 6,991
Foghorn Therapeutics, Inc.* 1,979 15,080
Generation Bio Co.* 4,131 9,006
Geron Corp.* 53,073 218,130
Greenwich Lifesciences,
Inc.*(a) 536 7,209
Gyre Therapeutics, Inc.*(a) 676 9,667
Halozyme Therapeutics, Inc.* 11,377 575,335
Heron Therapeutics, Inc.*(a) 10,318 17,953
HilleVax, Inc.*(a) 2,998 5,426
Humacyte, Inc.*(a) 7,972 40,259
Ideaya Biosciences, Inc.* 7,568 213,039
IGM Biosciences, Inc.* 1,356 23,242
ImmunityBio, Inc.*(a) 13,126 68,386
Immunome, Inc.* 4,747 54,448
Immunovant, Inc.*(a) 5,367 157,038
Inhibrx Biosciences, Inc.* 795 12,744
Inmune Bio, Inc.*(a) 1,145 6,698
Inovio Pharmaceuticals,
Inc.*(a) 2,373 12,529
Inozyme Pharma, Inc.* 4,527 19,421
Insmed, Inc.* 14,259 959,346
Intellia Therapeutics, Inc.*(a) 8,910 126,700
Invivyd, Inc.*(a) 7,277 6,495
Iovance Biotherapeutics,
Inc.*(a) 23,373 244,014
Ironwood Pharmaceuticals,
Inc., Class A* 13,654 53,933
iTeos Therapeutics, Inc.* 2,365 19,984
Janux Therapeutics, Inc.* 2,592 139,942
Jasper Therapeutics, Inc.*(a) 1,035 21,921
KalVista Pharmaceuticals,
Inc.*(a) 3,532 36,274
Keros Therapeutics, Inc.*(a) 2,723 158,043
Kiniksa Pharmaceuticals
International plc, Class A* 3,451 77,958
Kodiak Sciences, Inc.* 3,213 12,209
Korro Bio, Inc.*(a) 565 32,488
Krystal Biotech, Inc.*(a) 2,287 394,576
Kura Oncology, Inc.* 6,704 112,091
Kymera Therapeutics, Inc.*(a) 4,114 189,943
Kyverna Therapeutics, Inc.* 1,572 7,514
Larimar Therapeutics, Inc.*(a) 3,885 31,954
LENZ Therapeutics, Inc.(a) 1,163 31,355
Lexeo Therapeutics, Inc.* 1,908 15,073

72 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Lexicon Pharmaceuticals,
Inc.*∞(a) 11,268 21,973
Lineage Cell Therapeutics,
Inc.*(a) 12,211 10,151
Lyell Immunopharma, Inc.*(a) 15,810 15,182
MacroGenics, Inc.* 5,499 20,126
Madrigal Pharmaceuticals,
Inc.*(a) 1,618 419,612
MannKind Corp.*(a) 24,575 173,745
MeiraGTx Holdings plc* 2,997 16,603
Mersana Therapeutics, Inc.* 10,042 18,176
MiMedx Group, Inc.* 10,346 70,870
Mineralys Therapeutics, Inc.* 2,646 35,404
Mirum Pharmaceuticals, Inc.* 3,606 138,687
Monte Rosa Therapeutics,
Inc.* 3,951 33,584
Myriad Genetics, Inc.* 8,262 181,434
Neurogene, Inc.* 949 41,766
Nkarta, Inc.*(a) 4,901 15,095
Novavax, Inc.*(a) 13,050 125,411
Nurix Therapeutics, Inc.* 5,879 144,506
Nuvalent, Inc., Class A*(a) 3,159 279,540
Ocugen, Inc.* 23,694 21,585
Olema Pharmaceuticals,
Inc.*(a) 3,686 42,500
Organogenesis Holdings, Inc.,
Class A* 6,549 18,141
ORIC Pharmaceuticals,
Inc.*(a) 5,685 53,325
Outlook Therapeutics, Inc.* 622 3,583
Ovid therapeutics, Inc.* 5,642 6,375
PepGen, Inc.* 1,422 9,414
Perspective Therapeutics,
Inc.* 4,866 57,467
Poseida Therapeutics, Inc.,
Class A*(a) 6,431 15,241
Praxis Precision Medicines,
Inc.* 1,591 111,354
Precigen, Inc.*(a) 13,044 10,281
Prelude Therapeutics, Inc.*(a) 1,278 1,534
Prime Medicine, Inc.*(a) 5,272 20,455
ProKidney Corp., Class A*(a) 4,445 7,112
Protagonist Therapeutics, Inc.* 5,395 247,307
Prothena Corp. plc* 4,003 68,051
PTC Therapeutics, Inc.*(a) 7,029 280,598
Puma Biotechnology, Inc.*(a) 3,854 10,984
Pyxis Oncology, Inc.*(a) 4,483 15,959
Q32 Bio, Inc.*(a) 567 26,779
RAPT Therapeutics, Inc.*(a) 2,693 5,709
Recursion Pharmaceuticals,
Inc., Class A*(a) 21,421 135,381
REGENXBIO, Inc.* 4,260 36,593
Regulus Therapeutics, Inc.* 5,696 8,316
Relay Therapeutics, Inc.* 9,071 51,115
Renovaro, Inc.*(a) 5,211 2,773
Replimune Group, Inc.* 5,391 63,398
REVOLUTION Medicines,
Inc.* 13,876 742,366
Rhythm Pharmaceuticals, Inc.* 5,048 240,941
Rigel Pharmaceuticals, Inc.* 1,513 20,622
Rocket Pharmaceuticals, Inc.* 6,093 101,448
Common Stocks
Shares Value ($)
Biotechnology
Sage Therapeutics, Inc.* 4,690 28,515
Sana Biotechnology, Inc.*(a) 12,252 42,882
Savara, Inc.*(a) 9,216 33,500
Scholar Rock Holding Corp.* 6,351 180,622
Sera Prognostics, Inc., Class
A* 2,518 19,363
Shattuck Labs, Inc.* 3,658 4,609
Skye Bioscience, Inc.* 1,573 8,243
Soleno Therapeutics, Inc.*(a) 2,035 112,047
Solid Biosciences, Inc.* 1,059 5,846
SpringWorks Therapeutics,
Inc.*(a) 6,352 191,386
Spyre Therapeutics, Inc.*(a) 3,199 104,063
Stoke Therapeutics, Inc.* 3,294 40,714
Summit Therapeutics, Inc.*(a) 8,116 150,876
Sutro Biopharma, Inc.* 7,571 24,606
Syndax Pharmaceuticals,
Inc.*(a) 7,610 143,525
Tango Therapeutics, Inc.*(a) 4,759 25,865
Taysha Gene Therapies,
Inc.*(a) 14,753 24,933
Tenaya Therapeutics, Inc.*(a) 4,174 8,014
TG Therapeutics, Inc.*(a) 12,566 314,904
Tourmaline Bio, Inc.* 2,125 54,230
Travere Therapeutics, Inc.* 6,518 114,065
TScan Therapeutics, Inc.* 3,532 16,035
Twist Bioscience Corp.* 5,310 214,312
Tyra Biosciences, Inc.*(a) 1,877 31,308
UroGen Pharma Ltd.*(a) 3,161 38,754
Vanda Pharmaceuticals, Inc.* 4,561 21,209
Vaxcyte, Inc.*(a) 10,838 1,152,621
Vera Therapeutics, Inc., Class
A* 3,538 142,864
Veracyte, Inc.*(a) 6,926 233,683
Verastem, Inc.* 2,411 9,065
Vericel Corp.* 4,482 197,387
Verve Therapeutics, Inc.*(a) 7,048 40,385
Vir Biotechnology, Inc.* 8,300 62,167
Viridian Therapeutics, Inc.* 5,791 124,912
Voyager Therapeutics, Inc.* 3,762 25,694
Werewolf Therapeutics, Inc.* 2,864 7,318
X4 Pharmaceuticals, Inc.* 18,632 9,320
XBiotech, Inc.* 1,682 12,211
Xencor, Inc.* 5,482 115,177
XOMA Royalty Corp.* 692 20,898
Y-mAbs Therapeutics, Inc.* 3,311 48,043
Zentalis Pharmaceuticals, Inc.* 4,958 13,535
Zura Bio Ltd., Class A* 4,107 18,071
Zymeworks, Inc.* 5,051 69,199
21,387,078
Broadline Retail 0.0%
†
1stdibs.com, Inc.* 2,238 9,332
Groupon, Inc., Class A*(a) 2,127 21,823
Savers Value Village, Inc.*(a) 2,355 24,092
55,247
Building Products 1.5%
American Woodmark Corp.* 1,393 126,359
Apogee Enterprises, Inc. 1,890 141,448
AZZ, Inc. 2,711 206,524
Caesarstone Ltd.*(a) 1,813 7,306
CSW Industrials, Inc. 1,485 524,353

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 73
Common Stocks
Shares Value ($)
Building Products
Gibraltar Industries, Inc.* 2,843 191,874
Griffon Corp. 3,351 210,711
Insteel Industries, Inc. 1,735 46,793
Janus International Group,
Inc.* 13,036 95,945
JELD-WEN Holding, Inc.* 8,048 113,960
Masterbrand, Inc.* 11,370 204,205
Quanex Building Products
Corp. 4,166 121,064
Resideo Technologies, Inc.* 13,528 266,096
Tecnoglass, Inc.(a) 2,073 142,063
UFP Industries, Inc. 5,439 665,407
Zurn Elkay Water Solutions
Corp.(a) 13,038 470,672
3,534,780
Capital Markets 1.9%
AlTi Global, Inc.* 3,349 13,664
Artisan Partners Asset
Management, Inc., Class A 5,813 256,353
B. Riley Financial, Inc.(a) 1,757 10,358
BGC Group, Inc., Class A 32,215 301,855
Brightsphere Investment
Group, Inc. 2,627 69,327
Cohen & Steers, Inc. 2,568 253,641
Diamond Hill Investment
Group, Inc. 247 37,277
DigitalBridge Group, Inc.(a) 14,797 232,165
Donnelley Financial Solutions,
Inc.* 2,318 135,232
Forge Global Holdings, Inc.* 10,398 12,062
GCM Grosvenor, Inc., Class A 4,036 46,575
Hamilton Lane, Inc., Class A 3,476 624,429
MarketWise, Inc. 2,999 1,739
Moelis & Co., Class A 5,946 394,814
Open Lending Corp.*(a) 9,668 54,141
P10, Inc., Class A(a) 3,607 39,857
Patria Investments Ltd., Class
A 5,249 61,098
Perella Weinberg Partners,
Class A 4,902 99,168
Piper Sandler Cos. 1,596 452,689
PJT Partners, Inc., Class A 2,175 302,238
Silvercrest Asset Management
Group, Inc., Class A 750 13,073
StepStone Group, Inc., Class
A 5,688 342,019
StoneX Group, Inc.* 2,560 230,502
Value Line, Inc. 100 4,835
Victory Capital Holdings, Inc.,
Class A 3,836 229,892
Virtus Investment Partners,
Inc. 618 133,717
WisdomTree, Inc. 12,937 133,898
4,486,618
Chemicals 2.0%
AdvanSix, Inc. 2,472 70,131
American Vanguard Corp. 2,482 12,981
Arcadium Lithium plc* 99,968 538,827
Arq, Inc.* 2,258 13,232
ASP Isotopes, Inc.*(a) 3,673 25,674
Aspen Aerogels, Inc.* 5,376 95,908
Common Stocks
Shares Value ($)
Chemicals
Avient Corp. 8,043 374,884
Balchem Corp. 2,907 486,428
Cabot Corp. 4,867 524,809
Core Molding Technologies,
Inc.* 718 10,806
Ecovyst, Inc.* 10,651 70,936
Hawkins, Inc.(a) 1,737 185,685
HB Fuller Co. 4,925 360,411
Ingevity Corp.* 3,401 142,128
Innospec, Inc. 2,279 245,631
Intrepid Potash, Inc.* 920 23,083
Koppers Holdings, Inc. 1,949 66,285
Kronos Worldwide, Inc.(a) 2,146 24,765
LSB Industries, Inc.* 5,296 43,427
Mativ Holdings, Inc. 4,895 75,628
Minerals Technologies, Inc. 2,960 222,858
Orion SA 5,319 79,732
Perimeter Solutions SA* 12,137 161,179
PureCycle Technologies,
Inc.*(a) 11,687 152,165
Quaker Chemical Corp. 1,292 195,841
Rayonier Advanced Materials,
Inc.* 5,855 46,606
Sensient Technologies Corp. 3,866 291,806
Stepan Co. 1,877 135,782
Tronox Holdings plc 11,027 133,647
Valhi, Inc. 254 8,649
4,819,924
Commercial Services & Supplies 1.7%
ABM Industries, Inc. 5,856 310,719
ACCO Brands Corp. 9,241 45,281
ACV Auctions, Inc., Class A* 13,649 235,991
Aris Water Solutions, Inc.,
Class A 2,431 40,112
BrightView Holdings, Inc.* 5,098 83,505
Brink's Co. (The) 4,099 421,336
Casella Waste Systems, Inc.,
Class A* 5,527 540,983
CECO Environmental Corp.* 2,737 65,141
Cimpress plc* 1,546 106,689
CompX International, Inc.(a) 212 5,976
CoreCivic, Inc.* 10,053 138,832
Deluxe Corp. 4,184 78,492
Driven Brands Holdings, Inc.* 5,512 81,853
Ennis, Inc. 2,418 49,230
Enviri Corp.* 7,630 58,446
GEO Group, Inc. (The)* 11,525 174,950
Healthcare Services Group,
Inc.* 6,472 70,998
HNI Corp. 4,216 207,765
Interface, Inc., Class A 5,086 88,852
LanzaTech Global, Inc.*(a) 10,161 17,172
Liquidity Services, Inc.* 1,825 39,384
Matthews International Corp.,
Class A 2,696 62,790
MillerKnoll, Inc. 6,278 140,376
Montrose Environmental
Group, Inc.* 2,939 77,501
NL Industries, Inc. 865 6,479
OPENLANE, Inc.* 9,956 157,305

74 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Perma-Fix Environmental
Services, Inc.*(a) 1,143 15,339
Pitney Bowes, Inc. 12,266 88,438
Quad/Graphics, Inc.(a) 2,252 14,300
Quest Resource Holding
Corp.*(a) 560 4,368
Steelcase, Inc., Class A 8,312 99,993
UniFirst Corp. 1,391 250,116
Viad Corp.* 1,911 71,548
Virco Mfg. Corp.(a) 959 13,455
VSE Corp.(a) 1,399 143,565
4,007,280
Communications Equipment 0.6%
ADTRAN Holdings, Inc.* 6,665 40,490
Applied Optoelectronics,
Inc.*(a) 3,438 53,702
Aviat Networks, Inc.*(a) 956 19,550
Calix, Inc.* 5,475 193,706
Clearfield, Inc.* 1,048 37,655
CommScope Holding Co.,
Inc.* 18,743 126,140
Digi International, Inc.* 3,323 96,267
Extreme Networks, Inc.* 11,583 172,934
Harmonic, Inc.* 9,877 109,536
Infinera Corp.*(a) 18,818 126,457
NETGEAR, Inc.* 2,462 53,967
NetScout Systems, Inc.* 6,458 135,812
Ribbon Communications, Inc.* 9,311 33,147
Viasat, Inc.* 11,187 107,395
Viavi Solutions, Inc.* 20,377 187,876
1,494,634
Construction & Engineering 1.7%
Ameresco, Inc., Class A*(a) 2,992 92,064
Arcosa, Inc. 4,466 418,196
Argan, Inc. 1,105 145,904
Bowman Consulting Group
Ltd., Class A* 1,213 24,624
Centuri Holdings, Inc.* 1,270 23,838
Concrete Pumping Holdings,
Inc.* 1,916 10,634
Construction Partners, Inc.,
Class A* 3,930 309,409
Dycom Industries, Inc.* 2,555 445,413
Fluor Corp.* 15,573 814,156
Granite Construction, Inc. 3,973 333,931
Great Lakes Dredge & Dock
Corp.* 6,040 69,037
IES Holdings, Inc.* 745 162,905
Limbach Holdings, Inc.* 891 67,689
Matrix Service Co.* 2,443 27,435
MYR Group, Inc.* 1,531 200,561
Northwest Pipe Co.* 912 40,940
Orion Group Holdings, Inc.* 2,819 17,224
Primoris Services Corp. 4,914 307,715
Sterling Infrastructure, Inc.* 2,739 423,039
Tutor Perini Corp.*(a) 4,003 103,758
4,038,472
Construction Materials 0.5%
Knife River Corp.* 5,119 498,181
Smith-Midland Corp.* 404 13,897
Common Stocks
Shares Value ($)
Construction Materials
Summit Materials, Inc., Class
A* 10,897 516,627
United States Lime & Minerals,
Inc. 905 102,066
1,130,771
Consumer Finance 0.8%
Bread Financial Holdings, Inc. 2,664 132,800
Consumer Portfolio Services,
Inc.* 1,041 10,421
Encore Capital Group, Inc.*(a) 2,222 101,501
Enova International, Inc.* 2,300 199,893
FirstCash Holdings, Inc. 3,470 359,041
Green Dot Corp., Class A* 3,766 42,782
LendingClub Corp.* 9,762 138,425
LendingTree, Inc.* 960 54,749
Medallion Financial Corp.(a) 1,885 17,832
Moneylion, Inc.* 789 33,903
Navient Corp.(a) 7,168 102,001
Nelnet, Inc., Class A 1,290 145,383
NerdWallet, Inc., Class A* 3,594 52,796
OppFi, Inc.(a) 1,472 7,537
PRA Group, Inc.* 3,444 69,431
PROG Holdings, Inc. 3,788 165,422
Regional Management Corp. 706 20,276
Upstart Holdings, Inc.* 7,128 346,991
World Acceptance Corp.* 322 36,740
2,037,924
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The) 3,029 137,517
Chefs' Warehouse, Inc.
(The)*(a) 3,234 129,101
HF Foods Group, Inc.* 3,603 12,322
Ingles Markets, Inc., Class A 1,353 86,403
Natural Grocers by Vitamin
Cottage, Inc. 867 23,738
PriceSmart, Inc. 2,307 191,665
SpartanNash Co. 3,168 66,655
Sprouts Farmers Market, Inc.* 9,125 1,171,924
United Natural Foods, Inc.* 5,182 105,402
Village Super Market, Inc.,
Class A(a) 852 24,316
Weis Markets, Inc.(a) 1,527 96,033
2,045,076
Containers & Packaging 0.2%
Ardagh Metal Packaging SA 13,235 48,705
Greif, Inc., Class A 2,367 147,795
Greif, Inc., Class B 419 28,044
Myers Industries, Inc. 3,210 37,814
O-I Glass, Inc.* 14,427 160,284
Pactiv Evergreen, Inc. 3,654 41,436
Ranpak Holdings Corp., Class
A* 4,147 25,214
TriMas Corp. 3,666 98,432
587,724
Distributors 0.0%
†
A-Mark Precious Metals, Inc.
(a) 1,532 59,518
GigaCloud Technology, Inc.,
Class A*(a) 2,165 49,297

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Distributors
Weyco Group, Inc. 466 15,686
124,501
Diversified Consumer Services 1.0%
Adtalem Global Education,
Inc.* 3,412 276,099
American Public Education,
Inc.* 1,439 21,830
Carriage Services, Inc., Class
A 1,147 42,886
Chegg, Inc.* 10,415 16,664
Coursera, Inc.* 12,704 88,293
European Wax Center, Inc.,
Class A* 3,396 24,417
Frontdoor, Inc.* 7,102 352,898
Graham Holdings Co., Class B 295 248,774
Laureate Education, Inc. 12,346 212,104
Lincoln Educational Services
Corp.* 2,241 29,761
Mister Car Wash, Inc.* 8,540 64,136
Nerdy, Inc.*(a) 6,145 5,555
OneSpaWorld Holdings Ltd. 9,281 162,510
Perdoceo Education Corp. 5,909 132,066
Strategic Education, Inc. 1,997 173,659
Stride, Inc.*(a) 3,837 357,915
Udemy, Inc.* 8,812 69,086
Universal Technical Institute,
Inc.*(a) 3,778 62,866
2,341,519
Diversified REITs 0.7%
Alexander & Baldwin, Inc. 7,033 130,884
Alpine Income Property Trust,
Inc. 1,233 21,615
American Assets Trust, Inc. 4,460 120,197
Armada Hoffler Properties, Inc. 6,373 69,020
Broadstone Net Lease, Inc. 17,581 309,250
CTO Realty Growth, Inc. 2,215 42,860
Empire State Realty Trust,
Inc., Class A 12,567 133,210
Essential Properties Realty
Trust, Inc. 16,183 512,839
Gladstone Commercial Corp. 3,638 57,280
Global Net Lease, Inc. 18,213 141,879
One Liberty Properties, Inc. 1,527 40,771
1,579,805
Diversified Telecommunication Services 0.7%
Anterix, Inc.* 861 27,965
AST SpaceMobile, Inc., Class
A*(a) 12,230 291,196
ATN International, Inc. 1,053 22,071
Bandwidth, Inc., Class A*(a) 2,273 44,324
Cogent Communications
Holdings, Inc.(a) 4,054 325,415
Consolidated Communications
Holdings, Inc.* 6,909 32,023
Globalstar, Inc.*(a) 68,058 71,461
IDT Corp., Class B 1,317 61,807
Liberty Latin America Ltd.,
Class A* 2,442 23,907
Liberty Latin America Ltd.,
Class C* 11,703 113,285
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Lumen Technologies, Inc.*(a) 91,480 584,557
Shenandoah
Telecommunications Co. 4,155 57,505
1,655,516
Electric Utilities 0.8%
ALLETE, Inc. 5,387 344,283
Genie Energy Ltd., Class B 617 9,699
Hawaiian Electric Industries,
Inc.*(a) 15,280 156,926
MGE Energy, Inc.(a) 3,356 303,684
Otter Tail Corp.(a) 3,740 293,665
Portland General Electric Co. 9,015 427,311
TXNM Energy, Inc. 8,309 361,774
1,897,342
Electrical Equipment 1.3%
Allient, Inc. 1,253 21,664
American Superconductor
Corp.* 3,143 77,066
Amprius Technologies, Inc.*(a) 728 983
Array Technologies, Inc.* 14,067 91,858
Atkore, Inc. 3,389 290,641
Bloom Energy Corp., Class
A*(a) 18,347 176,131
ChargePoint Holdings, Inc.*(a) 35,723 42,868
Energy Vault Holdings, Inc.*(a) 7,389 13,817
EnerSys 3,622 350,827
Enovix Corp.*(a) 13,711 123,468
Fluence Energy, Inc.*(a) 5,640 122,670
Freyr Battery, Inc.*(a) 10,194 9,888
GrafTech International Ltd.*(a) 24,802 42,163
LSI Industries, Inc. 2,476 40,507
NANO Nuclear Energy, Inc.*(a) 586 11,462
Net Power, Inc.*(a) 1,885 17,003
NEXTracker, Inc., Class A* 13,152 523,713
NuScale Power Corp., Class
A*(a) 7,148 136,813
Plug Power, Inc.*(a) 66,576 130,489
Powell Industries, Inc.(a) 829 211,378
Preformed Line Products Co. 208 25,584
SES AI Corp.* 11,816 5,593
Shoals Technologies Group,
Inc., Class A* 16,011 86,620
Stem, Inc.*(a) 13,663 5,158
Sunrun, Inc.* 19,742 285,272
Thermon Group Holdings, Inc.* 3,132 82,090
TPI Composites, Inc.* 4,179 14,229
Ultralife Corp.* 896 7,535
Vicor Corp.* 2,102 96,082
3,043,572
Electronic Equipment, Instruments & Components 3.0%
908 Devices, Inc.* 2,661 8,342
Advanced Energy Industries,
Inc. 3,441 373,452
Aeva Technologies, Inc.*(a) 1,079 3,971
Arlo Technologies, Inc.* 8,774 89,144
Badger Meter, Inc. 2,671 534,334
Bel Fuse, Inc., Class A 123 12,466
Bel Fuse, Inc., Class B 998 75,269
Belden, Inc.(a) 3,681 419,156
Benchmark Electronics, Inc. 3,308 143,236

76 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Climb Global Solutions, Inc. 393 40,239
CTS Corp. 2,753 136,246
Daktronics, Inc.*(a) 3,133 40,823
ePlus, Inc.* 2,378 211,523
Evolv Technologies Holdings,
Inc.*(a) 11,209 24,099
Fabrinet* 3,333 803,153
FARO Technologies, Inc.* 1,740 30,520
Insight Enterprises, Inc.* 2,556 447,096
Iteris, Inc.* 4,042 29,062
Itron, Inc.* 4,170 466,039
Kimball Electronics, Inc.* 2,321 41,291
Knowles Corp.*(a) 8,098 140,257
Lightwave Logic, Inc.*(a) 10,788 33,982
Methode Electronics, Inc. 3,138 27,363
MicroVision, Inc.*(a) 17,123 17,294
Mirion Technologies, Inc.,
Class A*(a) 18,417 272,572
Motomova, Inc.*^∞ 1,500 0
Napco Security Technologies,
Inc.(a) 3,239 124,637
nLight, Inc.* 4,132 51,567
Novanta, Inc.* 3,256 554,301
OSI Systems, Inc.* 1,435 189,721
Ouster, Inc.* 4,001 26,527
PAR Technology Corp.*(a) 3,253 191,895
PC Connection, Inc. 1,026 65,305
Plexus Corp.* 2,443 352,036
Powerfleet, Inc. NJ* 8,426 42,383
Richardson Electronics Ltd.(a) 1,133 15,567
Rogers Corp.* 1,723 172,782
Sanmina Corp.* 4,812 337,321
ScanSource, Inc.* 2,216 93,981
SmartRent, Inc., Class A*(a) 17,442 29,477
TTM Technologies, Inc.* 9,285 208,355
Vishay Intertechnology, Inc. 11,476 194,633
Vishay Precision Group, Inc.* 1,184 27,481
7,098,898
Energy Equipment & Services 2.0%
Archrock, Inc. 15,100 302,302
Atlas Energy Solutions, Inc.,
Class A(a) 6,257 122,449
Borr Drilling Ltd. 21,806 91,367
Bristow Group, Inc., Class A* 2,178 72,244
Cactus, Inc., Class A 6,031 357,578
ChampionX Corp. 17,096 482,449
Core Laboratories, Inc.(a) 4,414 83,425
DMC Global, Inc.* 1,761 17,769
Drilling Tools International
Corp.*(a) 1,265 4,238
Expro Group Holdings NV* 8,742 111,461
Forum Energy Technologies,
Inc.*(a) 928 12,973
Geospace Technologies Corp.* 1,128 12,634
Helix Energy Solutions Group,
Inc.*(a) 13,375 123,719
Helmerich & Payne, Inc. 8,981 301,762
Innovex International, Inc.* 3,111 44,145
Kodiak Gas Services, Inc.(a) 1,894 60,381
Liberty Energy, Inc., Class A 14,532 248,061
Common Stocks
Shares Value ($)
Energy Equipment & Services
Mammoth Energy Services,
Inc.* 2,127 9,359
Nabors Industries Ltd.* 826 61,463
Natural Gas Services Group,
Inc.* 968 18,944
Newpark Resources, Inc.* 8,023 53,433
Noble Corp. plc 12,527 400,613
Oceaneering International,
Inc.* 9,373 228,701
Oil States International, Inc.* 6,072 28,721
Patterson-UTI Energy, Inc.(a) 34,281 262,935
ProFrac Holding Corp., Class
A*(a) 2,187 13,024
ProPetro Holding Corp.* 8,506 58,776
Ranger Energy Services, Inc.,
Class A 1,477 19,171
RPC, Inc.(a) 7,602 43,179
SEACOR Marine Holdings,
Inc.* 2,282 15,518
Seadrill Ltd.* 6,142 241,688
Select Water Solutions, Inc.,
Class A 8,437 89,432
Solaris Energy Infrastructure,
Inc., Class A 2,081 27,344
TETRA Technologies, Inc.* 11,629 38,957
Tidewater, Inc.* 4,400 264,308
Transocean Ltd.*(a) 67,352 292,308
Valaris Ltd.*(a) 5,634 285,080
4,901,911
Entertainment 0.5%
AMC Entertainment Holdings,
Inc., Class A* 30,339 133,188
Atlanta Braves Holdings, Inc.,
Class A* 911 38,316
Atlanta Braves Holdings, Inc.,
Class C* 4,627 182,813
Cinemark Holdings, Inc.* 9,926 295,299
Eventbrite, Inc., Class A*(a) 7,312 23,398
IMAX Corp.*(a) 4,062 98,707
Lions Gate Entertainment
Corp., Class A* 6,209 49,051
Lions Gate Entertainment
Corp., Class B* 10,678 75,280
LiveOne, Inc.*(a) 6,124 4,226
Madison Square Garden
Entertainment Corp., Class
A* 3,472 144,817
Marcus Corp. (The) 2,314 43,665
Playstudios, Inc.* 8,493 11,296
Reservoir Media, Inc.* 1,940 16,160
Sphere Entertainment Co.* 2,511 104,985
Vivid Seats, Inc., Class A* 7,646 31,119
1,252,320
Financial Services 2.8%
Acacia Research Corp.*(a) 3,597 16,258
Alerus Financial Corp. 1,527 30,891
AvidXchange Holdings, Inc.* 16,170 133,241
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,539 81,172
Burford Capital Ltd.(a) 18,472 249,372

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 77
Common Stocks
Shares Value ($)
Financial Services
Cannae Holdings, Inc. 5,330 105,801
Cantaloupe, Inc.* 5,521 48,916
Cass Information Systems,
Inc. 1,246 51,535
Compass Diversified Holdings 6,189 134,301
Enact Holdings, Inc. 2,649 90,304
Essent Group Ltd. 9,458 567,575
EVERTEC, Inc. 5,858 191,908
Federal Agricultural Mortgage
Corp., Class C(a) 856 156,879
Flywire Corp.* 11,183 194,808
HA Sustainable Infrastructure
Capital, Inc.(a) 10,393 363,651
I3 Verticals, Inc., Class A* 2,274 52,279
International Money Express,
Inc.* 2,941 51,732
Jackson Financial, Inc., Class
A 7,039 703,548
Marqeta, Inc., Class A* 43,240 244,738
Merchants Bancorp 1,627 60,101
Mr. Cooper Group, Inc.* 5,783 512,085
NCR Atleos Corp.* 6,682 174,935
NewtekOne, Inc. 2,206 28,854
NMI Holdings, Inc., Class A* 7,117 275,286
Onity Group, Inc.* 608 18,070
Pagseguro Digital Ltd., Class
A* 17,482 140,555
Payoneer Global, Inc.* 24,193 208,544
Paysafe Ltd.*(a) 2,891 61,405
Paysign, Inc.* 3,090 11,155
PennyMac Financial Services,
Inc. 2,454 244,615
Priority Technology Holdings,
Inc.* 1,943 10,473
Radian Group, Inc. 13,539 472,646
Remitly Global, Inc.* 13,429 241,453
Repay Holdings Corp., Class
A* 8,415 66,941
Sezzle, Inc.*(a) 219 47,011
StoneCo Ltd., Class A* 26,496 294,106
SWK Holdings Corp.* 383 6,285
Walker & Dunlop, Inc.(a) 2,937 321,220
Waterstone Financial, Inc. 1,406 20,724
6,685,373
Food Products 1.0%
Alico, Inc. 645 15,809
B&G Foods, Inc.(a) 7,416 63,184
Beyond Meat, Inc.*(a) 5,414 32,971
Calavo Growers, Inc. 1,382 36,734
Cal-Maine Foods, Inc. 3,666 321,801
Dole plc 6,951 112,259
Forafric Global plc*(a) 591 6,075
Fresh Del Monte Produce, Inc. 3,010 96,651
Hain Celestial Group, Inc.
(The)* 8,272 72,215
J & J Snack Foods Corp. 1,358 222,875
John B Sanfilippo & Son, Inc. 834 68,813
Lancaster Colony Corp. 1,752 304,147
Lifeway Foods, Inc.* 269 7,158
Limoneira Co.(a) 1,384 35,486
Mama's Creations, Inc.* 2,957 22,030
Common Stocks
Shares Value ($)
Food Products
Mission Produce, Inc.*(a) 3,622 42,740
Seneca Foods Corp., Class A* 413 25,536
Simply Good Foods Co.
(The)*(a) 8,389 282,374
SunOpta, Inc.* 8,535 55,862
TreeHouse Foods, Inc.* 4,300 156,434
Utz Brands, Inc. 6,025 103,750
Vital Farms, Inc.* 2,861 99,219
Westrock Coffee Co.*(a) 2,688 17,848
WK Kellogg Co. 6,041 100,462
2,302,433
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A 10,904 447,936
Chesapeake Utilities Corp. 2,029 243,054
New Jersey Resources Corp. 8,917 409,201
Northwest Natural Holding Co. 3,528 137,204
ONE Gas, Inc.(a) 5,021 357,847
RGC Resources, Inc. 758 15,516
Southwest Gas Holdings, Inc. 5,539 405,732
Spire, Inc.(a) 5,062 323,259
2,339,749
Ground Transportation 0.5%
ArcBest Corp. 2,177 226,800
Covenant Logistics Group,
Inc., Class A 806 40,784
FTAI Infrastructure, Inc. 9,284 74,922
Heartland Express, Inc. 4,265 46,083
Hertz Global Holdings, Inc.*(a) 11,452 31,837
Marten Transport Ltd. 5,196 80,434
PAM Transportation Services,
Inc.* 683 10,573
Proficient Auto Logistics,
Inc.*(a) 1,075 8,804
RXO, Inc.* 12,247 345,243
Universal Logistics Holdings,
Inc. 692 29,092
Werner Enterprises, Inc. 5,286 195,000
1,089,572
Health Care Equipment & Supplies 3.2%
Alphatec Holdings, Inc.*(a) 9,453 74,206
AngioDynamics, Inc.* 3,507 23,462
Artivion, Inc.*(a) 3,603 94,867
AtriCure, Inc.*(a) 4,198 139,290
Avanos Medical, Inc.* 4,251 79,409
Axogen, Inc.* 3,771 52,794
Axonics, Inc.* 4,695 330,058
Bioventus, Inc., Class A* 3,346 45,405
Cerus Corp.*(a) 15,938 25,023
CONMED Corp.(a) 2,852 194,620
CVRx, Inc.*(a) 1,052 13,802
Embecta Corp. 5,181 72,948
Fractyl Health, Inc.*(a) 1,548 4,358
Glaukos Corp.* 4,453 588,909
Haemonetics Corp.*(a) 4,622 328,902
ICU Medical, Inc.* 1,934 330,192
Inari Medical, Inc.* 4,768 230,771
Inmode Ltd.*(a) 7,337 125,316
Inogen, Inc.* 2,418 21,109
Integer Holdings Corp.*(a) 3,074 381,945

78 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integra LifeSciences Holdings
Corp.* 6,308 118,338
iRadimed Corp. 750 36,953
iRhythm Technologies, Inc.* 2,882 208,772
Lantheus Holdings, Inc.* 6,265 688,148
LeMaitre Vascular, Inc.(a) 1,864 164,759
LivaNova plc* 5,044 260,371
Merit Medical Systems,
Inc.*(a) 5,171 510,171
Neogen Corp.*(a) 20,093 286,928
NeuroPace, Inc.* 1,227 7,914
Nevro Corp.* 3,143 17,318
Novocure Ltd.*(a) 9,835 149,295
Omnicell, Inc.* 4,144 201,564
OraSure Technologies, Inc.* 5,892 23,951
Orthofix Medical, Inc.* 3,217 52,083
OrthoPediatrics Corp.* 1,492 39,583
Paragon 28, Inc.*(a) 4,126 21,868
PROCEPT BioRobotics
Corp.*(a) 3,897 350,730
Pulmonx Corp.* 3,424 21,400
Pulse Biosciences, Inc.*(a) 1,693 29,509
RxSight, Inc.* 3,273 165,810
Sanara Medtech, Inc.*(a) 359 11,847
Semler Scientific, Inc.*(a) 503 14,778
SI-BONE, Inc.* 3,640 50,232
Sight Sciences, Inc.* 3,207 16,035
STAAR Surgical Co.*(a) 4,589 133,035
Stereotaxis, Inc.*(a) 4,929 9,661
Surmodics, Inc.* 1,282 48,101
Tactile Systems Technology,
Inc.*(a) 2,210 32,067
Tandem Diabetes Care, Inc.* 5,976 187,467
TransMedics Group, Inc.*(a) 2,928 240,008
Treace Medical Concepts,
Inc.* 4,944 23,039
UFP Technologies, Inc.*(a) 645 172,215
Utah Medical Products, Inc. 183 11,599
Varex Imaging Corp.* 3,332 43,749
Zimvie, Inc.* 2,445 33,655
Zynex, Inc.*(a) 1,462 12,617
7,552,956
Health Care Providers & Services 2.7%
Accolade, Inc.* 7,358 23,325
AdaptHealth Corp., Class A* 9,376 96,479
Addus HomeCare Corp.* 1,560 194,095
agilon health, Inc.* 28,405 72,433
AirSculpt Technologies,
Inc.*(a) 871 4,956
Alignment Healthcare, Inc.* 9,211 114,216
AMN Healthcare Services,
Inc.* 3,532 134,004
Astrana Health, Inc.* 3,885 208,935
Aveanna Healthcare Holdings,
Inc.* 4,474 20,804
BrightSpring Health Services,
Inc.*(a) 5,015 75,075
Brookdale Senior Living, Inc.* 17,621 110,484
Castle Biosciences, Inc.* 2,387 82,757
Community Health Systems,
Inc.* 11,011 44,595
Common Stocks
Shares Value ($)
Health Care Providers & Services
Concentra Group Holdings
Parent, Inc.*(a) 1,885 38,209
CorVel Corp.* 810 241,234
Cross Country Healthcare,
Inc.* 2,937 33,511
DocGo, Inc.*(a) 9,341 32,787
Enhabit, Inc.* 3,970 27,353
Ensign Group, Inc. (The) 5,055 783,474
Fulgent Genetics, Inc.* 1,746 37,452
GeneDx Holdings Corp., Class
A*(a) 1,110 90,676
Guardant Health, Inc.* 10,885 238,164
HealthEquity, Inc.* 7,640 651,310
Hims & Hers Health, Inc.* 17,103 322,049
InfuSystem Holdings, Inc.* 1,719 10,641
Joint Corp. (The)* 810 8,950
LifeStance Health Group, Inc.* 12,281 82,405
Nano-X Imaging Ltd.*(a) 5,153 29,218
National HealthCare Corp. 1,165 135,175
National Research Corp.(a) 1,459 26,452
NeoGenomics, Inc.* 11,460 155,741
OPKO Health, Inc.*(a) 29,016 43,814
Option Care Health, Inc.*(a) 15,591 359,217
Owens & Minor, Inc.* 6,970 88,589
PACS Group, Inc.*(a) 3,586 153,050
Patterson Cos., Inc.(a) 7,097 149,108
Pediatrix Medical Group, Inc.* 7,793 96,010
Pennant Group, Inc. (The)* 2,516 80,437
Performant Financial Corp.* 6,368 24,772
Privia Health Group, Inc.* 9,337 171,427
Progyny, Inc.* 7,760 116,788
Quipt Home Medical Corp.* 3,819 10,006
RadNet, Inc.* 6,105 397,069
Select Medical Holdings Corp. 9,848 315,924
Sonida Senior Living, Inc.* 306 8,051
Surgery Partners, Inc.* 7,087 204,106
Talkspace, Inc.* 11,294 35,350
US Physical Therapy, Inc. 1,288 103,272
Viemed Healthcare, Inc.* 3,230 27,616
6,511,565
Health Care REITs 0.7%
American Healthcare REIT,
Inc. 7,657 203,676
CareTrust REIT, Inc. 13,012 425,102
Community Healthcare Trust,
Inc. 2,417 45,343
Diversified Healthcare Trust 20,523 73,267
Global Medical REIT, Inc. 5,727 52,059
LTC Properties, Inc. 4,045 154,519
National Health Investors, Inc. 3,789 290,427
Sabra Health Care REIT, Inc. 21,163 410,562
Strawberry Fields REIT, Inc. 638 8,077
Universal Health Realty
Income Trust 1,227 48,540
1,711,572
Health Care Technology 0.4%
Definitive Healthcare Corp.,
Class A* 5,573 23,128
Evolent Health, Inc., Class
A*(a) 10,647 248,608
Health Catalyst, Inc.* 5,112 39,720

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 79
Common Stocks
Shares Value ($)
Health Care Technology
HealthStream, Inc. 2,210 64,609
LifeMD, Inc.* 3,316 13,529
Phreesia, Inc.* 5,008 91,596
Schrodinger, Inc.*(a) 5,237 92,145
Simulations Plus, Inc. 1,445 39,333
Teladoc Health, Inc.* 15,752 141,768
Waystar Holding Corp.*(a) 3,913 111,638
866,074
Hotel & Resort REITs 0.7%
Apple Hospitality REIT, Inc. 20,907 308,796
Braemar Hotels & Resorts, Inc. 6,937 19,840
Chatham Lodging Trust 4,365 34,484
DiamondRock Hospitality Co. 19,717 168,975
Pebblebrook Hotel Trust 11,026 132,091
RLJ Lodging Trust 14,369 127,166
Ryman Hospitality Properties,
Inc. 5,324 569,934
Service Properties Trust 16,019 51,261
Summit Hotel Properties, Inc. 9,803 59,994
Sunstone Hotel Investors, Inc. 19,072 192,436
Xenia Hotels & Resorts, Inc. 9,359 132,617
1,797,594
Hotels, Restaurants & Leisure 1.9%
Accel Entertainment, Inc.,
Class A* 4,806 53,058
Bally's Corp.* 2,183 38,093
Biglari Holdings, Inc., Class B* 64 10,900
BJ's Restaurants, Inc.* 1,714 63,572
Bloomin' Brands, Inc. 7,389 122,584
Brinker International, Inc.*(a) 3,981 408,889
Cheesecake Factory, Inc.
(The)(a) 4,475 206,835
Cracker Barrel Old Country
Store, Inc.(a) 1,995 94,902
Dave & Buster's
Entertainment, Inc.*(a) 2,980 110,051
Denny's Corp.* 4,714 30,217
Despegar.com Corp.* 5,661 81,745
Dine Brands Global, Inc. 1,510 45,964
El Pollo Loco Holdings, Inc.* 2,178 26,615
Empire Resorts, Inc.*^∞ 618 0
Everi Holdings, Inc.* 7,113 94,816
First Watch Restaurant Group,
Inc.*(a) 2,764 46,974
Full House Resorts, Inc.* 3,100 15,779
Global Business Travel Group
I* 11,285 86,105
Golden Entertainment, Inc.(a) 1,845 54,197
Hilton Grand Vacations,
Inc.*(a) 6,787 250,305
Inspired Entertainment,
Inc.*(a) 1,870 17,840
International Game
Technology plc 10,505 213,462
Jack in the Box, Inc. 1,834 90,325
Krispy Kreme, Inc. 7,842 89,164
Kura Sushi USA, Inc., Class
A*(a) 567 56,598
Life Time Group Holdings,
Inc.* 5,447 121,359
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Lindblad Expeditions Holdings,
Inc.*(a) 3,472 32,810
Monarch Casino & Resort, Inc. 1,042 81,807
Mondee Holdings, Inc., Class
A*(a) 4,267 5,419
Nathan's Famous, Inc. 267 22,489
ONE Group Hospitality, Inc.
(The)* 1,852 6,334
Papa John's International, Inc. 3,066 160,628
PlayAGS, Inc.* 3,495 40,647
Portillo's, Inc., Class A*(a) 4,953 64,042
Potbelly Corp.* 2,317 17,099
RCI Hospitality Holdings, Inc. 762 33,086
Red Rock Resorts, Inc., Class
A 4,406 226,733
Rush Street Interactive, Inc.* 7,004 75,783
Sabre Corp.*(a) 34,741 111,171
Shake Shack, Inc., Class A* 3,438 418,301
Six Flags Entertainment Corp. 8,412 331,517
Super Group SGHC Ltd. 13,631 55,887
Sweetgreen, Inc., Class A* 8,910 321,651
Target Hospitality Corp.* 3,166 23,618
United Parks & Resorts, Inc.* 3,275 172,363
Vacasa, Inc., Class A*(a) 1,570 3,988
Xponential Fitness, Inc., Class
A*(a) 2,315 28,359
4,664,081
Household Durables 2.3%
Beazer Homes USA, Inc.* 2,752 84,652
Cavco Industries, Inc.* 765 313,493
Century Communities, Inc.(a) 2,480 219,877
Champion Homes, Inc.* 4,844 427,386
Cricut, Inc., Class A(a) 4,527 29,788
Dream Finders Homes, Inc.,
Class A*(a) 2,568 76,655
Ethan Allen Interiors, Inc. 2,056 56,890
Flexsteel Industries, Inc. 417 24,278
GoPro, Inc., Class A* 12,312 16,621
Green Brick Partners, Inc.* 2,793 192,745
Hamilton Beach Brands
Holding Co., Class A 777 21,484
Helen of Troy Ltd.* 2,062 131,246
Hooker Furnishings Corp. 1,040 16,671
Hovnanian Enterprises, Inc.,
Class A* 435 76,577
Installed Building Products,
Inc.(a) 2,181 473,059
iRobot Corp.* 2,486 21,703
KB Home 6,143 482,225
Landsea Homes Corp.* 1,781 18,487
La-Z-Boy, Inc. 3,814 145,123
Legacy Housing Corp.* 895 22,196
LGI Homes, Inc.* 1,922 195,198
Lifetime Brands, Inc. 1,152 6,636
Lovesac Co. (The)*(a) 1,259 36,712
M/I Homes, Inc.* 2,431 368,515
Meritage Homes Corp. 3,275 593,430
Purple Innovation, Inc., Class
A* 5,433 4,851
Sonos, Inc.*(a) 11,408 142,942

80 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Taylor Morrison Home Corp.,
Class A* 9,402 644,037
Traeger, Inc.* 3,642 11,290
Tri Pointe Homes, Inc.* 8,374 338,561
United Homes Group, Inc.*(a) 950 5,121
Vizio Holding Corp., Class
A*(a) 8,215 91,433
Worthington Enterprises, Inc. 2,921 111,874
5,401,756
Household Products 0.3%
Central Garden & Pet Co.* 898 30,802
Central Garden & Pet Co.,
Class A* 4,767 138,910
Energizer Holdings, Inc. 6,642 213,009
Oil-Dri Corp. of America 369 25,037
WD-40 Co. 1,222 320,249
728,007
Independent Power and Renewable Electricity Producers
0.2%
Altus Power, Inc., Class A*(a) 7,789 26,794
Montauk Renewables, Inc.*(a) 5,920 32,738
Ormat Technologies, Inc.(a) 4,970 392,729
Sunnova Energy International,
Inc.*(a) 9,807 59,529
511,790
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A 2,269 54,025
Industrial REITs 0.5%
Industrial Logistics Properties
Trust 6,004 21,224
Innovative Industrial
Properties, Inc. 2,621 338,607
LXP Industrial Trust 27,027 255,135
Plymouth Industrial REIT, Inc. 3,213 65,288
Terreno Realty Corp. 8,706 521,925
1,202,179
Insurance 2.0%
Ambac Financial Group, Inc.* 4,156 47,004
American Coastal Insurance
Corp.*(a) 2,494 30,302
AMERISAFE, Inc. 1,678 90,696
Baldwin Insurance Group, Inc.
(The), Class A*(a) 5,938 274,692
Bowhead Specialty Holdings,
Inc.* 439 12,779
CNO Financial Group, Inc. 9,526 327,695
Crawford & Co., Class A 1,135 12,644
Donegal Group, Inc., Class
A(a) 1,421 21,542
Employers Holdings, Inc. 2,066 100,656
Enstar Group Ltd.* 1,150 370,875
F&G Annuities & Life, Inc. 1,624 65,122
Fidelis Insurance Holdings Ltd. 4,504 77,739
Genworth Financial, Inc.,
Class A* 39,037 263,109
GoHealth, Inc., Class A*(a) 371 4,207
Goosehead Insurance, Inc.,
Class A*(a) 2,035 221,612
Common Stocks
Shares Value ($)
Insurance
Greenlight Capital Re Ltd.,
Class A* 2,783 37,515
Hamilton Insurance Group
Ltd., Class B* 3,507 61,092
HCI Group, Inc.(a) 756 85,662
Heritage Insurance Holdings,
Inc.* 2,148 22,232
Hippo Holdings, Inc.*(a) 1,830 40,571
Horace Mann Educators Corp. 3,716 138,384
Investors Title Co. 131 30,298
James River Group Holdings
Ltd. 2,974 18,498
Kingsway Financial Services,
Inc.* 1,007 9,013
Lemonade, Inc.*(a) 4,777 113,549
Maiden Holdings Ltd.* 8,591 13,273
MBIA, Inc.(a) 3,927 15,472
Mercury General Corp. 2,381 161,027
NI Holdings, Inc.* 857 13,455
Oscar Health, Inc., Class A* 17,638 296,319
Palomar Holdings, Inc.* 2,276 204,317
ProAssurance Corp.* 4,492 66,886
Root, Inc., Class A*(a) 795 54,370
Safety Insurance Group, Inc. 1,328 103,936
Selective Insurance Group,
Inc. 5,555 504,505
Selectquote, Inc.* 12,915 25,830
SiriusPoint Ltd.* 9,127 119,929
Skyward Specialty Insurance
Group, Inc.* 3,257 143,992
Stewart Information Services
Corp. 2,422 166,634
Tiptree, Inc., Class A 2,530 51,637
Trupanion, Inc.*(a) 3,071 168,229
United Fire Group, Inc. 1,888 37,080
Universal Insurance Holdings,
Inc. 2,267 45,204
4,669,583
Interactive Media & Services 0.6%
Bumble, Inc., Class A* 9,311 65,922
Cargurus, Inc., Class A* 7,916 245,554
Cars.com, Inc.* 6,171 98,674
EverQuote, Inc., Class A* 2,329 41,875
fuboTV, Inc.* 26,340 45,832
Getty Images Holdings, Inc.* 9,139 37,927
Grindr, Inc.* 2,306 30,854
MediaAlpha, Inc., Class A* 2,756 47,210
Nextdoor Holdings, Inc.*(a) 16,313 39,478
QuinStreet, Inc.* 4,850 101,850
Shutterstock, Inc. 2,371 76,085
System1, Inc.*(a) 2,344 2,297
TrueCar, Inc.* 8,503 33,247
Vimeo, Inc.* 12,941 61,729
Webtoon Entertainment, Inc.* 1,138 11,835
Yelp, Inc., Class A* 6,039 206,172
Ziff Davis, Inc.* 4,199 194,288
ZipRecruiter, Inc., Class A* 6,852 63,518
1,404,347
IT Services 0.6%
Applied Digital Corp.*(a) 10,489 70,906
ASGN, Inc.* 4,144 381,662

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 81
Common Stocks
Shares Value ($)
IT Services
Backblaze, Inc., Class A* 3,700 26,714
BigBear.ai Holdings, Inc.*(a) 5,889 9,364
BigCommerce Holdings, Inc.,
Series 1* 6,824 35,758
Core Scientific, Inc.* 16,458 218,727
Couchbase, Inc.* 3,616 58,109
DigitalOcean Holdings, Inc.* 6,073 240,369
Fastly, Inc., Class A*(a) 11,974 86,572
Grid Dynamics Holdings, Inc.* 5,288 84,185
Hackett Group, Inc. (The) 2,220 53,990
Information Services Group,
Inc. 2,880 8,842
Thoughtworks Holding, Inc.*(a) 8,762 38,903
Tucows, Inc., Class A*(a) 629 11,649
Unisys Corp.* 6,278 43,381
1,369,131
Leisure Products 0.5%
Acushnet Holdings Corp.(a) 2,625 160,913
AMMO, Inc.*(a) 8,211 8,868
Clarus Corp. 2,530 10,651
Escalade, Inc.(a) 942 12,274
Funko, Inc., Class A* 3,050 36,112
JAKKS Pacific, Inc.* 684 21,580
Johnson Outdoors, Inc., Class
A 496 15,684
Latham Group, Inc.* 4,001 26,007
Malibu Boats, Inc., Class A* 1,780 79,886
Marine Products Corp.(a) 694 6,531
MasterCraft Boat Holdings,
Inc.* 1,622 28,158
Peloton Interactive, Inc., Class
A* 31,241 265,549
Smith & Wesson Brands, Inc. 4,217 54,631
Solo Brands, Inc., Class A* 2,035 2,544
Sturm Ruger & Co., Inc. 1,398 54,969
Topgolf Callaway Brands
Corp.*(a) 13,130 127,492
Vista Outdoor, Inc.* 5,389 236,954
1,148,803
Life Sciences Tools & Services 0.2%
Adaptive Biotechnologies
Corp.* 10,374 50,210
Akoya Biosciences, Inc.* 1,754 4,938
BioLife Solutions, Inc.*(a) 3,291 77,009
ChromaDex Corp.* 4,492 15,677
CryoPort, Inc.*(a) 3,777 25,155
Cytek Biosciences, Inc.*(a) 11,127 55,023
Harvard Bioscience, Inc.* 3,702 8,700
Lifecore Biomedical, Inc.*(a) 1,896 10,769
Maravai LifeSciences
Holdings, Inc., Class A* 10,231 75,812
MaxCyte, Inc.* 9,573 34,271
Mesa Laboratories, Inc.(a) 478 54,511
Nautilus Biotechnology, Inc.,
Class A* 4,017 10,444
OmniAb, Inc.*(a) 7,732 31,624
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.*(a) 23,268 50,492
Quanterix Corp.* 3,071 40,583
Quantum-Si, Inc.*(a) 8,046 5,640
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Standard BioTools, Inc.*(a) 27,677 54,247
605,105
Machinery 3.7%
374Water, Inc.* 5,604 8,742
3D Systems Corp.*(a) 12,081 36,243
Alamo Group, Inc. 941 159,537
Albany International Corp.,
Class A 2,862 194,387
Astec Industries, Inc. 1,970 62,607
Atmus Filtration Technologies,
Inc. 7,517 292,712
Barnes Group, Inc. 4,295 200,834
Blue Bird Corp.* 2,965 124,856
Chart Industries, Inc.* 3,939 475,516
Columbus McKinnon Corp. 2,624 83,470
Commercial Vehicle Group,
Inc.* 3,040 8,846
Douglas Dynamics, Inc. 1,942 43,986
Eastern Co. (The) 452 14,075
Energy Recovery, Inc.* 5,121 91,461
Enerpac Tool Group Corp.,
Class A 4,841 213,585
Enpro, Inc. 1,934 281,610
ESCO Technologies, Inc. 2,371 297,655
Federal Signal Corp. 5,454 444,883
Franklin Electric Co., Inc. 4,109 393,272
Gencor Industries, Inc.* 997 19,860
Gorman-Rupp Co. (The) 1,963 72,533
Graham Corp.* 921 25,806
Greenbrier Cos., Inc. (The)(a) 2,839 168,268
Helios Technologies, Inc. 3,064 141,342
Hillenbrand, Inc. 6,477 178,441
Hillman Solutions Corp.* 18,007 190,874
Hyliion Holdings Corp.*(a) 13,719 32,788
Hyster-Yale, Inc. 1,059 67,215
John Bean Technologies Corp. 2,842 316,656
Kadant, Inc. 1,078 359,039
Kennametal, Inc.(a) 7,062 178,810
L B Foster Co., Class A* 825 15,551
Lindsay Corp. 942 112,757
Luxfer Holdings plc 2,635 37,839
Manitowoc Co., Inc. (The)* 3,270 30,542
Mayville Engineering Co., Inc.* 1,045 21,391
Miller Industries, Inc.(a) 1,018 66,822
Mueller Industries, Inc.(a) 10,065 825,028
Mueller Water Products, Inc.,
Class A 13,985 301,936
NN, Inc.* 4,201 13,233
Omega Flex, Inc. 158 8,077
Park-Ohio Holdings Corp.(a) 794 22,605
Proto Labs, Inc.* 2,281 62,499
REV Group, Inc. 4,754 125,981
Shyft Group, Inc. (The) 2,781 35,931
SPX Technologies, Inc.* 4,101 588,453
Standex International Corp. 1,035 190,316
Taylor Devices, Inc.*(a) 206 9,686
Tennant Co. 1,744 152,705
Terex Corp. 6,131 317,034
Titan International, Inc.* 4,784 30,809
Trinity Industries, Inc. 7,550 258,814
Twin Disc, Inc.(a) 972 11,285

82 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Wabash National Corp. 4,071 70,998
Watts Water Technologies,
Inc., Class A(a) 2,479 472,473
8,962,674
Marine Transportation 0.3%
Costamare, Inc.(a) 3,985 54,236
Genco Shipping & Trading Ltd. 3,943 62,063
Golden Ocean Group Ltd. 11,113 119,131
Himalaya Shipping Ltd. 3,038 19,929
Matson, Inc. 3,056 473,344
Pangaea Logistics Solutions
Ltd. 2,586 16,602
Safe Bulkers, Inc. 5,998 25,132
770,437
Media 0.8%
Advantage Solutions, Inc.*(a) 9,885 30,248
AMC Networks, Inc., Class
A*(a) 2,690 21,789
Boston Omaha Corp., Class
A*(a) 2,239 33,048
Cable One, Inc.(a) 521 177,953
Cardlytics, Inc.*(a) 3,908 16,843
Clear Channel Outdoor
Holdings, Inc.* 34,415 50,590
EchoStar Corp., Class A* 10,924 273,755
Emerald Holding, Inc. 1,555 6,127
Entravision Communications
Corp., Class A 5,926 13,748
EW Scripps Co. (The), Class
A*(a) 4,952 16,614
Gambling.com Group Ltd.* 1,822 17,546
Gannett Co., Inc.* 13,690 64,206
Gray Television, Inc. 7,472 42,665
Ibotta, Inc., Class A* 698 51,156
iHeartMedia, Inc., Class A* 9,650 19,107
Innovid Corp.* 9,646 18,424
Integral Ad Science Holding
Corp.* 6,678 79,068
John Wiley & Sons, Inc., Class
A 3,336 164,465
Magnite, Inc.* 11,764 146,815
National CineMedia, Inc.* 6,550 47,095
PubMatic, Inc., Class A* 3,911 57,511
Scholastic Corp. 2,012 49,958
Sinclair, Inc.(a) 3,219 55,592
Stagwell, Inc., Class A* 8,380 52,040
TechTarget, Inc.* 2,459 71,176
TEGNA, Inc. 15,319 251,691
Thryv Holdings, Inc.* 3,003 43,183
Townsquare Media, Inc., Class
A(a) 1,105 10,829
WideOpenWest, Inc.* 5,059 25,244
1,908,486
Metals & Mining 1.7%
Alpha Metallurgical Resources,
Inc. 986 205,384
Arch Resources, Inc. 1,594 233,935
Caledonia Mining Corp. plc 1,553 23,155
Carpenter Technology Corp. 4,296 642,252
Century Aluminum Co.* 4,849 85,585
Common Stocks
Shares Value ($)
Metals & Mining
Coeur Mining, Inc.* 36,452 234,751
Commercial Metals Co. 10,416 560,381
Compass Minerals
International, Inc.(a) 3,168 38,998
Constellium SE, Class A* 11,972 132,889
Contango ORE, Inc.* 1,031 22,177
Critical Metals Corp.* 583 3,603
Dakota Gold Corp.* 7,415 16,239
Haynes International, Inc. 1,106 66,758
Hecla Mining Co. 53,773 348,987
i-80 Gold Corp.* 25,154 26,412
Ivanhoe Electric, Inc.*(a) 7,692 78,074
Kaiser Aluminum Corp. 1,480 109,905
Lifezone Metals Ltd.*(a) 3,257 20,910
Materion Corp. 1,896 192,690
Metallus, Inc.*(a) 4,104 57,825
Metals Acquisition Ltd., Class
A* 4,789 57,372
Novagold Resources, Inc.* 21,893 75,750
Olympic Steel, Inc. 906 32,507
Perpetua Resources Corp.* 3,415 34,918
Radius Recycling, Inc., Class A 2,645 42,823
Ramaco Resources, Inc.,
Class A(a) 2,455 24,918
Ramaco Resources, Inc.,
Class B(a) 446 4,558
Ryerson Holding Corp. 2,738 59,661
SSR Mining, Inc. 18,699 115,373
SunCoke Energy, Inc. 7,983 82,305
Tredegar Corp.* 2,499 19,367
Universal Stainless & Alloy
Products, Inc.* 795 34,757
Warrior Met Coal, Inc. 4,708 297,216
Worthington Steel, Inc. 3,011 115,141
4,097,576
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Advanced Flower Capital, Inc. 1,587 15,473
Angel Oak Mortgage REIT, Inc. 1,198 10,806
Apollo Commercial Real
Estate Finance, Inc. 13,382 118,966
Arbor Realty Trust, Inc. 15,526 228,853
Ares Commercial Real Estate
Corp. 4,706 29,883
ARMOUR Residential REIT,
Inc. 4,551 85,331
Blackstone Mortgage Trust,
Inc., Class A 15,914 289,794
BrightSpire Capital, Inc., Class
A 12,057 73,307
Chicago Atlantic Real Estate
Finance, Inc. 1,549 23,421
Chimera Investment Corp. 7,462 112,676
Claros Mortgage Trust, Inc. 7,648 48,106
Dynex Capital, Inc. 6,521 79,621
Ellington Financial, Inc. 7,589 91,751
Franklin BSP Realty Trust, Inc. 7,404 96,326
Granite Point Mortgage Trust,
Inc. 4,847 14,444
Invesco Mortgage Capital, Inc. 4,697 37,905
KKR Real Estate Finance
Trust, Inc. 5,503 63,780

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 83
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Ladder Capital Corp., Class A 10,824 123,502
MFA Financial, Inc. 9,333 114,703
New York Mortgage Trust, Inc. 8,750 50,487
Nexpoint Real Estate Finance,
Inc. 595 9,002
Orchid Island Capital, Inc. 5,773 43,702
PennyMac Mortgage
Investment Trust 8,242 111,102
Ready Capital Corp. 15,330 105,010
Redwood Trust, Inc. 12,234 89,553
Sunrise Realty Trust, Inc. 529 7,258
TPG RE Finance Trust, Inc. 5,049 44,482
Two Harbors Investment Corp. 9,582 110,193
2,229,437
Multi-Utilities 0.4%
Avista Corp. 7,224 270,755
Black Hills Corp. 6,272 371,240
Northwestern Energy Group,
Inc. 5,543 296,329
Unitil Corp. 1,490 86,256
1,024,580
Office REITs 0.8%
Brandywine Realty Trust 14,522 73,626
City Office REIT, Inc. 3,848 19,702
COPT Defense Properties 10,513 338,519
Douglas Emmett, Inc. 9,935 176,744
Easterly Government
Properties, Inc., Class A 8,777 119,016
Equity Commonwealth* 9,698 191,923
Hudson Pacific Properties, Inc. 12,083 52,199
JBG SMITH Properties 7,527 127,959
NET Lease Office Properties 1,384 41,575
Orion Office REIT, Inc. 5,993 22,354
Paramount Group, Inc. 17,745 86,063
Peakstone Realty Trust 3,151 41,341
Piedmont Office Realty Trust,
Inc., Class A 11,880 118,087
Postal Realty Trust, Inc., Class
A 1,588 23,105
SL Green Realty Corp. 5,978 451,997
1,884,210
Oil, Gas & Consumable Fuels 3.1%
Aemetis, Inc.*(a) 3,315 8,851
Amplify Energy Corp.*(a) 4,048 26,798
Ardmore Shipping Corp. 3,769 53,181
Berry Corp. 6,941 34,844
California Resources Corp. 6,213 322,890
Centrus Energy Corp., Class
A*(a) 1,295 134,434
Clean Energy Fuels Corp.* 16,347 46,262
CNX Resources Corp.*(a) 13,461 458,078
Comstock Resources, Inc.(a) 8,548 98,815
CONSOL Energy, Inc. 2,659 294,936
Crescent Energy Co., Class A 12,688 157,712
CVR Energy, Inc.(a) 3,260 51,834
Delek US Holdings, Inc. 5,968 93,518
DHT Holdings, Inc. 12,575 129,774
Diversified Energy Co. plc
Reg. S 4,266 51,192
Dorian LPG Ltd. 3,189 92,003
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Empire Petroleum Corp.* 1,204 6,237
Encore Energy Corp.*(a) 16,825 65,786
Energy Fuels, Inc.*(a) 16,407 98,770
Evolution Petroleum Corp.(a) 2,985 15,373
Excelerate Energy, Inc., Class
A 1,723 41,145
FLEX LNG Ltd.(a) 2,859 70,045
Golar LNG Ltd. 8,897 322,605
Granite Ridge Resources, Inc. 4,633 27,474
Green Plains, Inc.* 5,212 63,743
Gulfport Energy Corp.* 1,193 165,159
Hallador Energy Co.* 2,217 22,015
HighPeak Energy, Inc.(a) 1,512 19,354
International Seaways, Inc. 3,580 155,873
Kinetik Holdings, Inc., Class A 3,351 163,093
Kosmos Energy Ltd.* 43,097 162,045
Magnolia Oil & Gas Corp.,
Class A(a) 15,317 387,214
Murphy Oil Corp. 13,460 423,721
NACCO Industries, Inc., Class
A 402 12,587
NextDecade Corp.*(a) 10,722 62,616
Nordic American Tankers Ltd.
(a) 18,361 60,040
Northern Oil & Gas, Inc.(a) 8,724 316,245
Par Pacific Holdings, Inc.* 5,329 82,333
PBF Energy, Inc., Class A 9,576 273,107
Peabody Energy Corp.(a) 11,465 301,185
PrimeEnergy Resources
Corp.* 71 11,711
REX American Resources
Corp.* 1,431 64,009
Riley Exploration Permian, Inc. 1,050 28,045
Ring Energy, Inc.*(a) 13,648 20,199
Sable Offshore Corp.*(a) 4,519 101,045
SandRidge Energy, Inc.(a) 2,887 32,017
Scorpio Tankers, Inc. 4,237 246,890
SFL Corp. Ltd. 10,456 110,938
Sitio Royalties Corp., Class A 7,411 165,191
SM Energy Co. 10,379 435,607
Talos Energy, Inc.* 13,651 139,513
Teekay Corp. Ltd.* 5,071 42,444
Teekay Tankers Ltd., Class A 2,142 102,130
Uranium Energy Corp.*(a) 36,252 268,990
Ur-Energy, Inc.* 24,934 31,666
VAALCO Energy, Inc.(a) 10,190 54,415
Vital Energy, Inc.*(a) 2,650 72,265
Vitesse Energy, Inc.(a) 2,356 58,594
W&T Offshore, Inc.(a) 9,007 19,185
World Kinect Corp. 5,226 136,660
7,514,401
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,528 38,490
Sylvamo Corp. 3,201 272,149
310,639
Passenger Airlines 0.4%
Allegiant Travel Co. 1,394 90,624
Frontier Group Holdings,
Inc.*(a) 3,702 22,508
JetBlue Airways Corp.* 27,476 156,613
Joby Aviation, Inc.*(a) 37,064 177,907

84 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Passenger Airlines
SkyWest, Inc.* 3,683 350,622
Spirit Airlines, Inc.(a) 9,782 23,477
Sun Country Airlines Holdings,
Inc.* 3,634 51,058
Wheels Up Experience,
Inc.*(a) 8,389 17,113
889,922
Personal Care Products 0.3%
Beauty Health Co. (The)* 7,616 12,300
Edgewell Personal Care Co.(a) 4,547 158,918
Herbalife Ltd.*(a) 9,244 69,792
Honest Co., Inc. (The)* 7,349 27,338
Interparfums, Inc.(a) 1,676 202,913
Medifast, Inc.* 929 17,075
Nature's Sunshine Products,
Inc.* 1,134 14,357
Nu Skin Enterprises, Inc.,
Class A 4,502 27,867
Olaplex Holdings, Inc.*(a) 12,671 22,554
USANA Health Sciences, Inc.* 1,073 39,637
Veru, Inc.*(a) 11,957 9,031
Waldencast plc, Class A* 2,215 7,642
609,424
Pharmaceuticals 1.9%
Alto Neuroscience, Inc.* 1,823 7,091
Alumis, Inc.*(a) 1,012 11,456
Amneal Pharmaceuticals,
Inc.*(a) 14,689 124,416
Amphastar Pharmaceuticals,
Inc.* 3,536 178,674
ANI Pharmaceuticals, Inc.* 1,695 97,030
Aquestive Therapeutics,
Inc.*(a) 6,819 37,436
Arvinas, Inc.* 5,935 156,862
Atea Pharmaceuticals, Inc.*(a) 7,410 24,008
Avadel Pharmaceuticals
plc*(a) 8,524 131,866
Axsome Therapeutics, Inc.*(a) 3,365 299,586
Biote Corp., Class A* 2,391 12,194
Cassava Sciences, Inc.*(a) 3,610 93,156
Collegium Pharmaceutical,
Inc.* 3,054 104,264
Contineum Therapeutics, Inc.,
Class A* 608 10,190
Corcept Therapeutics, Inc.*(a) 7,285 356,746
CorMedix, Inc.* 4,817 48,435
Edgewise Therapeutics,
Inc.*(a) 6,431 215,889
Enliven Therapeutics, Inc.*(a) 3,250 90,513
Esperion Therapeutics, Inc.*(a) 17,312 35,317
Evolus, Inc.* 5,091 83,085
EyePoint Pharmaceuticals,
Inc.*(a) 4,615 54,272
Fulcrum Therapeutics, Inc.*(a) 5,745 18,154
Harmony Biosciences
Holdings, Inc.* 2,691 86,462
Harrow, Inc.*(a) 2,809 126,574
Innoviva, Inc.*(a) 4,880 95,453
Ligand Pharmaceuticals,
Inc.*(a) 1,573 166,266
Liquidia Corp.*(a) 5,314 57,657
Common Stocks
Shares Value ($)
Pharmaceuticals
Longboard Pharmaceuticals,
Inc.* 2,990 178,563
MediWound Ltd.* 728 13,177
Mind Medicine MindMed, Inc.* 6,668 42,008
Nektar Therapeutics, Class A* 16,351 19,458
Neumora Therapeutics,
Inc.*(a) 7,739 88,612
Nuvation Bio, Inc.* 16,611 36,710
Ocular Therapeutix, Inc.*(a) 14,337 150,969
Omeros Corp.*(a) 5,761 23,274
Pacira BioSciences, Inc.*(a) 4,212 69,919
Phathom Pharmaceuticals,
Inc.*(a) 3,036 52,067
Phibro Animal Health Corp.,
Class A 2,000 46,240
Pliant Therapeutics, Inc.* 4,974 69,984
Prestige Consumer
Healthcare, Inc.* 4,444 327,745
Rapport Therapeutics, Inc.*(a) 383 9,395
Revance Therapeutics, Inc.* 9,081 53,578
Scilex Holding Co.* 6,009 5,770
scPharmaceuticals, Inc.*(a) 2,733 11,342
SIGA Technologies, Inc. 4,172 30,122
Supernus Pharmaceuticals,
Inc.* 4,652 158,494
Tarsus Pharmaceuticals, Inc.* 3,396 151,088
Terns Pharmaceuticals, Inc.* 5,309 36,420
Theravance Biopharma,
Inc.*(a) 3,452 28,445
Third Harmonic Bio, Inc.*(a) 1,819 25,084
Trevi Therapeutics, Inc.* 4,326 12,740
Verrica Pharmaceuticals,
Inc.*(a) 1,975 2,765
WaVe Life Sciences Ltd.*(a) 6,629 90,884
Xeris Biopharma Holdings,
Inc.* 12,082 38,904
Zevra Therapeutics, Inc.* 3,462 28,215
4,525,024
Professional Services 2.3%
Alight, Inc., Class A* 38,539 267,075
Asure Software, Inc.*(a) 1,830 18,154
Barrett Business Services, Inc. 2,194 79,401
BlackSky Technology, Inc.* 1,398 8,835
CBIZ, Inc.* 4,415 304,326
Conduent, Inc.* 14,190 51,084
CRA International, Inc. 615 112,016
CSG Systems International,
Inc. 2,829 131,860
DLH Holdings Corp.* 684 5,540
ExlService Holdings, Inc.* 14,282 595,131
Exponent, Inc. 4,600 434,148
First Advantage Corp.*(a) 4,492 81,395
FiscalNote Holdings, Inc.*(a) 4,999 4,549
Forrester Research, Inc.* 1,137 16,680
Franklin Covey Co.* 1,042 41,482
Heidrick & Struggles
International, Inc. 1,849 72,222
HireQuest, Inc. 507 6,748
Huron Consulting Group, Inc.* 1,568 181,465
ICF International, Inc. 1,678 282,894
Innodata, Inc.*(a) 2,387 48,003

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 85
Common Stocks
Shares Value ($)
Professional Services
Insperity, Inc. 3,315 261,122
Kelly Services, Inc., Class A 2,865 57,271
Kforce, Inc. 1,738 100,439
Korn Ferry 4,639 327,745
Legalzoom.com, Inc.* 12,684 91,071
Maximus, Inc. 5,436 469,888
Mistras Group, Inc.* 1,971 16,655
NV5 Global, Inc.* 5,308 121,288
Planet Labs PBC*(a) 18,308 40,461
Resources Connection, Inc. 2,989 24,061
Spire Global, Inc.*(a) 2,027 20,067
Sterling Check Corp.*∞ 3,057 51,174
TriNet Group, Inc. 2,903 246,436
TrueBlue, Inc.* 3,193 23,916
TTEC Holdings, Inc.(a) 1,893 9,844
Upwork, Inc.* 11,320 153,499
Verra Mobility Corp., Class A* 15,256 396,198
Willdan Group, Inc.* 1,086 51,379
WNS Holdings Ltd.*(a) 4,120 197,719
5,403,241
Real Estate Management & Development 0.7%
American Realty Investors,
Inc.*(a) 278 3,895
Anywhere Real Estate, Inc.* 9,109 35,161
Compass, Inc., Class A* 34,815 221,075
Cushman & Wakefield plc* 14,864 201,407
eXp World Holdings, Inc.(a) 7,547 100,526
Forestar Group, Inc.* 1,762 55,626
FRP Holdings, Inc.* 1,036 30,044
Kennedy-Wilson Holdings, Inc. 10,488 112,117
Marcus & Millichap, Inc. 2,093 79,199
Maui Land & Pineapple Co.,
Inc.*(a) 714 15,701
Newmark Group, Inc., Class A 12,192 182,758
Opendoor Technologies,
Inc.*(a) 57,372 100,401
RE/MAX Holdings, Inc., Class
A* 1,632 19,976
Real Brokerage, Inc. (The)* 8,840 48,266
Redfin Corp.*(a) 10,619 110,119
RMR Group, Inc. (The), Class
A 1,446 34,805
St Joe Co. (The) 3,210 165,957
Stratus Properties, Inc.*(a) 455 10,142
Tejon Ranch Co.* 2,082 33,125
Transcontinental Realty
Investors, Inc.*(a) 160 4,429
1,564,729
Residential REITs 0.5%
Apartment Investment and
Management Co., Class A* 13,214 111,526
BRT Apartments Corp. 1,127 18,291
Centerspace 1,382 96,270
Clipper Realty, Inc. 1,519 9,995
Elme Communities 8,026 135,399
Independence Realty Trust,
Inc. 20,608 404,329
NexPoint Residential Trust,
Inc. 2,113 88,006
UMH Properties, Inc. 5,938 110,744
Common Stocks
Shares Value ($)
Residential REITs
Veris Residential, Inc. 7,062 116,311
1,090,871
Retail REITs 1.3%
Acadia Realty Trust 9,511 232,924
Alexander's, Inc. 192 43,590
CBL & Associates Properties,
Inc. 2,306 60,994
Curbline Properties Corp.* 8,922 201,905
Getty Realty Corp. 4,652 146,026
InvenTrust Properties Corp. 6,392 188,244
Kite Realty Group Trust 19,608 503,337
Macerich Co. (The) 20,163 377,048
NETSTREIT Corp. 6,802 105,431
Phillips Edison & Co., Inc. 10,998 415,834
Retail Opportunity Investments
Corp. 11,162 173,011
Saul Centers, Inc. 1,049 41,058
SITE Centers Corp. 4,461 71,153
Tanger, Inc. 9,928 329,908
Urban Edge Properties 11,257 250,356
Whitestone REIT 4,399 60,618
3,201,437
Semiconductors & Semiconductor Equipment 2.1%
ACM Research, Inc., Class A* 4,695 88,243
Aehr Test Systems*(a) 2,448 34,468
Alpha & Omega
Semiconductor Ltd.*(a) 2,182 72,093
Ambarella, Inc.* 3,440 193,294
Axcelis Technologies, Inc.*(a) 2,999 255,845
CEVA, Inc.* 2,013 46,973
Cohu, Inc.*(a) 4,207 104,838
Credo Technology Group
Holding Ltd.* 11,708 441,392
Diodes, Inc.* 4,123 241,113
Everspin Technologies, Inc.*(a) 1,685 10,413
FormFactor, Inc.* 7,042 267,455
GCT Semiconductor Holding,
Inc.*(a) 1,255 2,899
Ichor Holdings Ltd.* 3,004 81,889
Impinj, Inc.* 2,086 396,319
indie Semiconductor, Inc.,
Class A*(a) 15,052 49,822
Kulicke & Soffa Industries, Inc. 4,840 217,122
MaxLinear, Inc., Class A* 7,287 94,512
Navitas Semiconductor Corp.,
Class A*(a) 11,541 28,506
NVE Corp. 453 34,143
PDF Solutions, Inc.*(a) 2,724 77,144
Penguin Solutions, Inc.* 4,856 73,083
Photronics, Inc.* 5,452 124,306
Power Integrations, Inc.(a) 5,013 302,936
QuickLogic Corp.*(a) 1,242 9,216
Rambus, Inc.* 9,866 471,792
Rigetti Computing, Inc.*(a) 12,662 16,714
Semtech Corp.* 5,818 257,097
Silicon Laboratories, Inc.*(a) 2,925
303,791
SiTime Corp.* 1,695 286,472
SkyWater Technology, Inc.*(a) 2,787 27,340
Synaptics, Inc.* 3,500 240,345
Ultra Clean Holdings, Inc.* 4,043 135,238

86 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Veeco Instruments, Inc.* 5,035 144,907
5,131,720
Software 6.0%
8x8, Inc.*(a) 10,793 24,068
A10 Networks, Inc. 6,677 97,818
ACI Worldwide, Inc.* 9,648 474,682
Adeia, Inc. 10,118 125,767
Agilysys, Inc.* 2,036 203,681
Alarm.com Holdings, Inc.*(a) 4,455 237,585
Alkami Technology, Inc.* 4,114 150,614
Altair Engineering, Inc., Class
A*(a) 5,235 544,388
Amplitude, Inc., Class A* 7,082 63,667
Appian Corp., Class A* 3,576 127,842
Arteris, Inc.*(a) 2,531 17,236
Asana, Inc., Class A*(a) 7,218 86,183
AudioEye, Inc.* 657 13,994
Aurora Innovation, Inc., Class
A*(a) 85,203 442,630
AvePoint, Inc.* 11,816 143,446
Bit Digital, Inc.* 10,854 41,354
Blackbaud, Inc.* 3,786 285,881
BlackLine, Inc.* 5,332 295,233
Blend Labs, Inc., Class A*(a) 21,348 77,493
Box, Inc., Class A* 12,668 402,336
Braze, Inc., Class A* 5,941 186,904
C3.ai, Inc., Class A* 7,632 187,976
Cerence, Inc.*(a) 3,482 10,603
Cipher Mining, Inc.* 15,907 78,421
Cleanspark, Inc.*(a) 20,465 217,134
Clear Secure, Inc., Class A 7,884 289,973
Clearwater Analytics Holdings,
Inc., Class A* 13,880 362,407
CommVault Systems, Inc.* 3,936 614,764
Consensus Cloud Solutions,
Inc.* 1,633 36,220
CS Disco, Inc.*(a) 2,032 11,948
Daily Journal Corp.* 125 60,625
Dave, Inc.* 727 28,033
Digimarc Corp.*(a) 1,470 45,541
Digital Turbine, Inc.* 8,185 26,192
Domo, Inc., Class B* 3,041 24,176
D-Wave Quantum, Inc.*(a) 8,188 8,679
E2open Parent Holdings, Inc.* 18,009 52,766
eGain Corp.* 2,236 11,001
Enfusion, Inc., Class A* 4,443 39,587
Envestnet, Inc.* 4,426 277,864
EverCommerce, Inc.*(a) 2,238 23,544
Freshworks, Inc., Class A* 18,825 220,252
Hut 8 Corp.*(a) 7,409 116,988
iLearningEngines Holdings,
Inc.*(a) 2,640 3,960
Instructure Holdings, Inc.*(a) 2,011 47,339
Intapp, Inc.* 3,533 177,251
InterDigital, Inc. 2,337 351,578
Jamf Holding Corp.* 7,300 121,472
Kaltura, Inc.* 7,855 9,976
Life360, Inc.*(a) 523 22,421
LiveRamp Holdings, Inc.* 6,023 150,756
Logility Supply Chain
Solutions, Inc., Class A 2,711 28,601
Common Stocks
Shares Value ($)
Software
MARA Holdings, Inc.*(a) 24,949 418,395
Matterport, Inc.* 23,744 108,273
Meridianlink, Inc.* 2,510 55,120
Mitek Systems, Inc.*(a) 4,582 39,359
N-able, Inc.* 6,704 81,990
NCR Voyix Corp.* 13,454 172,346
NextNav, Inc.*(a) 6,907 80,259
Olo, Inc., Class A* 10,139 50,796
ON24, Inc.* 1,863 11,271
OneSpan, Inc.* 3,599 60,031
Ooma, Inc.* 2,215 26,491
Pagaya Technologies Ltd.,
Class A* 4,311 49,663
PagerDuty, Inc.*(a) 8,242 148,851
Porch Group, Inc.*(a) 7,150 15,515
Prairie Operating Co.* 623 5,202
Progress Software Corp. 3,771 241,683
PROS Holdings, Inc.* 4,247 84,091
Q2 Holdings, Inc.* 5,359 453,693
Qualys, Inc.* 3,379 402,912
Rapid7, Inc.* 5,718 231,122
Red Violet, Inc.* 1,045 31,434
Rekor Systems, Inc.*(a) 6,496 6,821
ReposiTrak, Inc. 1,047 20,155
Rimini Street, Inc.*(a) 4,202 7,438
Riot Platforms, Inc.*(a) 26,101 241,173
Roadzen, Inc.* 3,334 3,267
Sapiens International Corp.
NV(a) 2,930 108,058
SEMrush Holdings, Inc., Class
A* 3,483 45,662
Silvaco Group, Inc.*(a) 487 3,044
SolarWinds Corp. 5,034 65,845
SoundHound AI, Inc., Class
A*(a) 26,299 132,284
SoundThinking, Inc.* 841 8,906
Sprinklr, Inc., Class A* 11,201 83,223
Sprout Social, Inc., Class A*(a) 4,563 120,874
SPS Commerce, Inc.* 3,344 551,760
Telos Corp.* 5,152 18,083
Tenable Holdings, Inc.* 10,897 431,630
Terawulf, Inc.*(a) 21,273 138,700
Varonis Systems, Inc., Class
B*(a) 10,081 507,780
Verint Systems, Inc.* 5,722 121,879
Vertex, Inc., Class A* 4,970 206,305
Viant Technology, Inc., Class
A* 1,811 21,134
Weave Communications, Inc.* 3,267 45,803
WM Technology, Inc.*(a) 7,278 5,641
Workiva, Inc., Class A* 4,675 372,878
Xperi, Inc.* 3,978 36,319
Yext, Inc.* 9,766 70,706
Zeta Global Holdings Corp.,
Class A* 16,123 446,285
Zuora, Inc., Class A* 12,687 125,601
14,416,601
Specialized REITs 0.4%
Farmland Partners, Inc. 4,018 47,051
Four Corners Property Trust,
Inc. 8,233 226,901

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 87
Common Stocks
Shares Value ($)
Specialized REITs
Gladstone Land Corp. 3,282 42,764
Outfront Media, Inc. 13,730 243,845
PotlatchDeltic Corp. 7,375 306,579
Safehold, Inc. 4,938 105,081
Uniti Group, Inc. 21,757 110,308
1,082,529
Specialty Retail 2.3%
Abercrombie & Fitch Co.,
Class A* 4,595 605,575
Academy Sports & Outdoors,
Inc.(a) 6,438 327,437
American Eagle Outfitters, Inc. 16,849 330,072
America's Car-Mart, Inc.* 591 23,073
Arhaus, Inc., Class A(a) 4,715 39,983
Arko Corp. 7,151 47,554
Asbury Automotive Group,
Inc.* 1,870 426,061
BARK, Inc.*(a) 10,452 15,155
Beyond, Inc.*(a) 4,452 28,537
Boot Barn Holdings, Inc.*(a) 2,683 334,168
Buckle, Inc. (The) 2,833 120,572
Build-A-Bear Workshop, Inc. 1,190 45,327
Caleres, Inc. 3,094 92,356
Camping World Holdings, Inc.,
Class A 3,701 74,242
Designer Brands, Inc., Class
A(a) 3,900 20,319
Destination XL Group, Inc.*(a) 4,781 12,789
EVgo, Inc., Class A*(a) 9,472 74,260
Foot Locker, Inc.* 7,698 178,517
Genesco, Inc.* 1,036 26,542
Group 1 Automotive, Inc.(a) 1,206 439,370
GrowGeneration Corp.* 5,252 10,793
Haverty Furniture Cos., Inc. 1,344 29,770
J Jill, Inc.(a) 431 10,305
Lands' End, Inc.*(a) 1,408 22,162
Leslie's, Inc.*(a) 17,265 46,443
MarineMax, Inc.* 1,989 57,940
Monro, Inc. 2,843 77,927
National Vision Holdings, Inc.* 7,452 77,501
ODP Corp. (The)* 3,296 102,275
OneWater Marine, Inc., Class
A*(a) 1,039 22,619
Petco Health & Wellness Co.,
Inc., Class A* 7,620 32,537
RealReal, Inc. (The)* 9,051 26,248
Revolve Group, Inc., Class
A*(a) 3,450 85,629
RumbleON, Inc., Class B* 1,619 8,160
Sally Beauty Holdings, Inc.* 9,214 119,782
Shoe Carnival, Inc.(a) 1,571 53,838
Signet Jewelers Ltd. 3,875 355,260
Sleep Number Corp.* 2,022 27,701
Sonic Automotive, Inc., Class
A 1,353 76,756
Stitch Fix, Inc., Class A* 7,569 23,880
ThredUp, Inc., Class A* 5,808 3,581
Tile Shop Holdings, Inc.* 2,459 16,254
Tilly's, Inc., Class A* 1,371 5,511
Torrid Holdings, Inc.* 1,398 5,075
Upbound Group, Inc. 4,958 144,972
Common Stocks
Shares Value ($)
Specialty Retail
Urban Outfitters, Inc.* 5,905 212,285
Victoria's Secret & Co.* 6,966 210,791
Warby Parker, Inc., Class A* 7,682 130,056
Winmark Corp. 255 95,087
Zumiez, Inc.* 1,500 30,900
5,383,947
Technology Hardware, Storage & Peripherals 0.2%
CompoSecure, Inc., Class A(a) 2,219 33,529
Corsair Gaming, Inc.* 4,213 27,026
CPI Card Group, Inc.* 403 8,665
Diebold Nixdorf, Inc.* 2,177 100,752
Eastman Kodak Co.* 5,475 25,842
Immersion Corp.(a) 2,817 23,747
IonQ, Inc.*(a) 18,333 275,545
Turtle Beach Corp.* 1,441 23,013
Xerox Holdings Corp.(a) 10,783 88,097
606,216
Textiles, Apparel & Luxury Goods 0.6%
Figs, Inc., Class A* 11,464 71,650
G-III Apparel Group Ltd.* 3,651 110,552
Hanesbrands, Inc.* 32,572 226,375
Kontoor Brands, Inc. 5,051 432,517
Movado Group, Inc. 1,414 26,117
Oxford Industries, Inc. 1,347 97,819
Rocky Brands, Inc. 643 13,079
Steven Madden Ltd. 6,685 300,624
Superior Group of Cos., Inc. 1,210 17,848
Vera Bradley, Inc.* 2,482 12,435
Wolverine World Wide, Inc. 7,352 113,147
1,422,163
Tobacco 0.1%
Ispire Technology, Inc.*(a) 1,515 8,499
Turning Point Brands, Inc. 1,605 75,804
Universal Corp.(a) 2,260 115,080
199,383
Trading Companies & Distributors 2.4%
Applied Industrial
Technologies, Inc. 3,503 811,260
Beacon Roofing Supply, Inc.* 5,875 540,911
BlueLinx Holdings, Inc.* 768 84,065
Boise Cascade Co. 3,617 481,170
Distribution Solutions Group,
Inc.* 1,022 39,347
DNOW, Inc.* 9,946 117,661
DXP Enterprises, Inc.* 1,110 54,479
EVI Industries, Inc. 449 8,926
FTAI Aviation Ltd. 9,215 1,238,865
GATX Corp. 3,226 444,414
Global Industrial Co. 1,309 34,728
GMS, Inc.* 3,614 324,862
H&E Equipment Services, Inc. 2,988 156,123
Herc Holdings, Inc. 2,530 529,124
Hudson Technologies, Inc.* 3,949 30,289
McGrath RentCorp 2,259 256,848
MRC Global, Inc.* 7,831 96,008
Rush Enterprises, Inc., Class A 5,710 323,072
Rush Enterprises, Inc., Class
B 528 25,639
Titan Machinery, Inc.*(a) 1,946 26,709
Transcat, Inc.* 789 75,405

88 - Statement of Investments - October 31, 2024 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Willis Lease Finance Corp.(a) 268 48,596
Xometry, Inc., Class A*(a) 3,913 77,008
5,825,509
Transportation Infrastructure 0.0%
†
Sky Harbour Group Corp.*(a) 990 10,930
Water Utilities 0.4%
American States Water Co. 3,426 282,508
Cadiz, Inc.*(a) 3,838 11,667
California Water Service
Group 5,325 276,687
Consolidated Water Co. Ltd. 1,424 33,834
Global Water Resources, Inc. 791 9,879
Middlesex Water Co. 1,619 99,067
Pure Cycle Corp.* 1,661 17,474
SJW Group 2,983 166,034
York Water Co. (The) 1,187 41,747
938,897
Wireless Telecommunication Services 0.1%
Gogo, Inc.* 5,579 36,542
Spok Holdings, Inc.(a) 1,682 26,189
Telephone & Data Systems,
Inc. 8,893 264,567
327,298
Total Common Stocks
(cost $183,970,456) 238,599,843
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Total Rights
(cost $3,781) 0
Warrants 0.0%
†
Number of
Warrants
Health Care Equipment & Supplies 0.0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*∞(a) 328 1,054
Total Warrants
(cost $0) 1,054
Repurchase Agreements 8.6%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.88%, dated 10/31/2024,
due 11/1/2024,
repurchase price
$1,439,411, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 6.88%, maturing
11/15/2024 - 11/15/2050;
total market value
$1,468,199.(b)(c) 1,439,216 1,439,216
Santander US Capital
Markets,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $4,000,539,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.70%, maturing
11/15/2024 - 2/15/2050;
total market value
$4,080,550.(b)(c) 4,000,000 4,000,000
Societe Generale,
4.85%, dated
10/31/2024, due
11/1/2024, repurchase
price $15,002,021,
collateralized by U.S.
Government Treasury
Securities, ranging from
4.00% - 4.25%, maturing
11/15/2040 - 11/15/2042;
total market value
$15,300,009.(b)(c) 15,000,000 15,000,000
Total Repurchase Agreements
(cost $20,439,216) 20,439,216
Total Investments
(cost $204,445,944) — 108.5% 259,056,960
Liabilities in excess of other assets — (8.5)% (20,325,092)
NET ASSETS — 100.0%
$ 238,731,868

Nationwide Small Cap Index Fund - October 31, 2024 - Statement of Investments - 89
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2024. The total value of securities on loan as of
October 31, 2024 was $38,154,423, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $20,439,216 and by $19,852,029 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 11/7/2024 – 8/15/2054, a total value of
$40,291,245.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2024 was $20,439,216.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 135 12/2024 USD 1,490,805 (17,074)
Net contracts (17,074)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

90 - Statements of Assets and Liabilities - October 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 258,803,660
Repurchase agreements, at value 4,374,181
Cash 9,980,482
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,957,246
Security lending income receivable 2,441
Receivable for investments sold 3,034,202
Receivable for capital shares issued 115,661
Reclaims receivable —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) 20,701
Prepaid expenses 16,897
Total Assets 278,305,471
Liabilities:
Payable for investments purchased 12,396,541
Distributions payable 93,204
Payable for capital shares redeemed 123,161
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 4,374,181
Accrued expenses and other payables:
Investment advisory fees 41,342
Fund administration fees 35,959
Distribution fees 49,471
Administrative servicing fees 82,851
Accounting and transfer agent fees 13,106
Trustee fees 764
Custodian fees 2,168
Compliance program costs (Note 3) 44
Professional fees 26,867
Printing fees 16,450
Other 5,546
Total Liabilities 17,261,655
Commitments and contingencies (Note 3) —
Net Assets $ 261,043,816
* Includes value of securities on loan (Note 2) 9,066,235
Cost of investment securities 281,600,882
Cost of repurchase agreements 4,374,181
Cost of foreign currencies —
Represented by:
Capital $ 292,144,440
Total distributable earnings (loss) (31,100,624)
Net Assets $ 261,043,816

Index Funds - October 31, 2024 - Statements of Assets and Liabilities - 91
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 988,206,669 $ 606,633,845 $ 668,982,326 $ 1,579,476,940 $ 238,617,744
18,954,880 19,315,168 10,722,455 1,918,301 20,439,216
2,528,128 3,400,388 2,793,450 632,639 1,329,308
567,508 221,750 344,778 91,483 126,580
3,554,238 — — — —
2,509,090 149,332 235,576 854,954 68,974
11,441 6,333 2,741 5,038 22,286
1,116 — — 10,827,761 43,694
1,415,262 104,990 88,691 229,312 26,686
6,601,549 — 27,844 — —
126,575 — — — —
41,313 — — — 6,634
24,371 22,850 29,152 33,746 20,715
1,024,542,140 629,854,656 683,227,013 1,594,070,174 260,701,837
126,575 — — — —
— — — — —
876,601 2,624,435 311,945 3,515,081 1,223,770
85,208 45,401 85,858 21,113 29,990
18,954,880 19,315,168 10,722,455 1,918,301 20,439,216
213,990 97,200 127,467 169,304 35,248
64,085 48,992 52,176 84,592 34,645
90,540 59,123 92,709 179,149 43,496
73,356 141,634 127,369 603,243 98,842
5,985 5,319 17,280 8,930 3,888
2,915 1,708 1,943 4,468 682
13,555 4,446 9 10,002 1,638
153 85 88 226 35
28,178 19,296 19,774 25,520 18,273
39,803 24,491 59,002 40,172 14,408
35,054 23,417 6,494 18,606 25,838
20,610,878 22,410,715 11,624,569 6,598,707 21,969,969
— — — — —
$ 1,003,931,262 $ 607,443,941 $ 671,602,444 $ 1,587,471,467 $ 238,731,868
29,309,845 43,783,525 20,397,527 39,879,672 38,154,423
562,200,618 386,517,308 229,248,539 654,859,684 184,006,728
18,954,880 19,315,168 10,722,455 1,918,301 20,439,216
3,557,031 — — — —
$ 716,793,910 $ 337,277,272 $ 80,234,791 $ 640,726,899 $ 179,488,461
287,137,352 270,166,669 591,367,653 946,744,568 59,243,407
$ 1,003,931,262 $ 607,443,941 $ 671,602,444 $ 1,587,471,467 $ 238,731,868

92 - Statements of Assets and Liabilities - October 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 231,393,770
Class R Shares —
Class R6 Shares 24,527,796
Institutional Service Class Shares 5,122,250
Service Class Shares —
Total $ 261,043,816
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 24,144,302
Class R Shares —
Class R6 Shares 2,564,272
Institutional Service Class Shares 535,547
Service Class Shares —
Total 27,244,121
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .58 (a)
Class R Shares $ —
Class R6 Shares $ 9 .57
Institutional Service Class Shares $ 9 .56
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .80
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Index Funds - October 31, 2024 - Statements of Assets and Liabilities - 93
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 355,220,374 $ 233,953,298 $ 423,010,681 $ 200,759,720 $ 147,443,704
29,122,959 19,956,094 — 229,334,394 26,651,094
590,363,448 336,573,266 30,607,337 260,677,896 56,938,959
29,224,481 16,961,283 217,984,426 615,412,863 7,698,111
— — — 281,286,594 —
$ 1,003,931,262 $ 607,443,941 $ 671,602,444 $ 1,587,471,467 $ 238,731,868
39,513,643 13,373,138 3,255,332 7,435,807 12,239,592
3,247,947 1,172,567 — 8,551,171 2,274,355
65,152,782 18,670,290 232,308 9,539,759 4,555,219
3,230,747 941,122 1,653,374 22,601,532 616,758
— — — 10,403,152 —
111,145,119 34,157,117 5,141,014 58,531,421 19,685,924
$ 8 .99 (b) $ 17 .49 (b) $ 129 .94 (b) $ 27 .00 (b) $ 12 .05 (b)
$ 8 .97 $ 17 .02 $ — $ 26 .82 $ 11 .72
$ 9 .06 $ 18 .03 $ 131 .75 $ 27 .33 $ 12 .50
$ 9 .05 $ 18 .02 $ 131 .84 $ 27 .23 $ 12 .48
$ — $ — $ — $ 27 .04 $ —
$ 9 .54 $ 18 .56 $ 137 .87 $ 28 .65 $ 12 .79
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

94 - Statements of Operations - For the Year Ended October 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 9,729,813
Income from securities lending (Note 2) 25,669
Income from non-cash dividends —
Foreign tax withholding —
Dividend income —
European Union tax reclaims (Note 2) —
Total Income 9,755,482
EXPENSES:
Investment advisory fees 500,409
Fund administration fees 119,401
Distribution fees Class A 608,066
Distribution fees Class C(a) 659
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 413,527
Administrative servicing fees Class C(a) 33
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 13,854
Administrative servicing fees Service Class —
Registration and filing fees 61,587
Professional fees 53,432
Printing fees 2,205
Trustee fees 9,476
Custodian fees 1,305
Accounting and transfer agent fees 65,716
Compliance program costs (Note 3) 1,132
European Union tax reclaims filing fees —
Index licensing fee —
Other 2,223
Total expenses before fees waived and expenses reimbursed 1,853,025
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (221,570)
Net Expenses 1,631,455
NET INVESTMENT INCOME 8,124,027
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (2,848,705)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) (2,848,705)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 19,824,738
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 19,824,738
Net realized/unrealized gains (losses) 16,976,033
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 25,100,060
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - For the Year Ended October 31, 2024 - Statements of Operations - 95
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 90,804 $ 161,645 $ 172,386 $ 559,371 $ 103,168
102,735 93,354 45,002 78,879 288,057
362,763 — — — 207,373
(2,585,520) (1,727) (140,334) (6,294) (5,729)
30,357,147 9,064,200 6,983,683 21,051,201 3,038,007
200,209 — — — —
28,528,138 9,317,472 7,060,737 21,683,157 3,630,876
2,404,292 1,160,875 1,471,336 1,836,521 436,849
298,545 202,188 222,641 425,809 108,724
869,907 564,693 1,002,617 449,285 354,775
2,690 17,957 124,279 118,385 8,426
146,959 93,072 — 1,005,636 122,951
— — — 400,893 —
521,992 378,132 377,906 310,239 241,268
511 1,975 8,703 4,737 843
73,486 46,540 — 502,860 61,481
70,463 37,373 308,473 1,402,170 17,637
— — — 668,209 —
69,326 71,399 65,109 84,927 71,559
80,469 43,889 47,242 73,336 35,788
18,715 13,374 53,544 32,722 2,428
35,106 21,305 23,654 51,856 8,084
51,165 23,684 14,740 56,074 7,146
43,214 23,914 76,004 40,885 17,048
4,056 2,467 2,792 6,080 955
35,037 — — — —
155,123 9,196 — 58,288 262
33,613 5,414 18,204 11,095 2,306
4,914,669 2,717,447 3,817,244 7,540,007 1,498,530
— (59,536) — — (45,981)
(344,675) — — — (46,680)
4,569,994 2,657,911 3,817,244 7,540,007 1,405,869
23,958,144 6,659,561 3,243,493 14,143,150 2,225,007
16,059,343 61,410,765 155,668,529 22,732,341 6,759,409
721,791 616,036 1,315,093 3,817,201 669,792
(134,553) — — — —
16,646,581 62,026,801 156,983,622 26,549,542 7,429,201
139,626,528 95,684,867 51,737,936 402,987,040 53,673,040
69,929 158,260 3,531 230,957 (10,060)
131,141 — — — —
139,827,598 95,843,127 51,741,467 403,217,997 53,662,980
156,474,179 157,869,928 208,725,089 429,767,539 61,092,181
$ 180,432,323 $ 164,529,489 $ 211,968,582 $ 443,910,689 $ 63,317,188

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - October 31, 2024 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 8,124,027 $ 6,809,561
Net realized gains (losses) (2,848,705) (3,150,166)
Net change in unrealized appreciation/depreciation 19,824,738 (5,007,063)
Change in net assets resulting from operations 25,100,060 (1,347,668)
Distributions to Shareholders From:
Distributable earnings:
Class A (7,326,571) (6,220,182)
Class C(a) (1,538) (6,378)
Class R — —
Class R6 (743,746) (565,240)
Institutional Service Class (176,680) (181,211)
Change in net assets from shareholder distributions (8,248,535) (6,973,011)
Change in net assets from capital transactions (17,876,787) 34,494,993
Change in net assets (1,025,262) 26,174,314
Net Assets:
Beginning of year 262,069,078 235,894,764
End of year $ 261,043,816 $ 262,069,078
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 39,048,151 $ 74,619,980
Proceeds from shares issued from class conversion (Note 1)(a) — 1,255
Dividends reinvested 6,255,084 5,291,376
Cost of shares redeemed (66,368,938) (45,667,434)
Total Class A Shares (21,065,703) 34,245,177
Class C Shares
Proceeds from shares issued — 28,310
Dividends reinvested 1,423 6,253
Cost of shares redeemed in class conversion (Note 1)(a) — (1,255)
Cost of shares redeemed (275,348) (172,080)
Total Class C Shares (273,925) (138,772)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 14,218,610 5,467,505
Dividends reinvested 741,502 563,919
Cost of shares redeemed (10,459,819) (3,471,823)
Total Class R6 Shares 4,500,293 2,559,601
Institutional Service Class Shares
Proceeds from shares issued 1,628,655 2,071,880
Dividends reinvested 176,360 181,211
Cost of shares redeemed (2,842,467) (4,424,104)
Total Institutional Service Class Shares (1,037,452) (2,171,013)
Change in net assets from capital transactions $ (17,876,787) $ 34,494,993

Index Funds - October 31, 2024 - Statements of Changes in Net Assets - 97
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 23,958,144 $ 27,320,754 $ 6,659,561 $ 7,652,405
16,646,581 9,414,916 62,026,801 34,054,186
139,827,598 104,452,414 95,843,127 (44,964,544)
180,432,323 141,188,084 164,529,489 (3,257,953)
(10,381,011) (5,791,802) (14,321,869) (19,706,285)
(19,567) (15,825) (448,723) (715,919)
(767,510) (372,395) (1,163,683) (1,543,483)
(18,900,680) (14,963,994) (22,975,372) (35,394,701)
(870,470) (498,080) (1,044,705) (1,307,078)
(30,939,238) (21,642,096) (39,954,352) (58,667,466)
(45,587,363) (105,491,547) (95,294,392) (28,391,013)
103,905,722 14,054,441 29,280,745 (90,316,432)
900,025,540 885,971,099 578,163,196 668,479,628
$ 1,003,931,262 $ 900,025,540 $ 607,443,941 $ 578,163,196
$ 67,941,385 $ 127,759,944 $ 23,025,500 $ 21,347,453
1,655 72,741 450 34,484
10,044,309 5,611,454 13,762,152 18,505,026
(37,105,281) (145,163,898) (37,416,896) (59,283,588)
40,882,068 (11,719,759) (628,794) (19,396,625)
39,003 245,752 31,412 515,020
19,567 15,825 448,600 715,902
(1,655) (72,741) (450) (34,484)
(1,463,703) (642,036) (7,124,814) (2,066,506)
(1,406,788) (453,200) (6,645,252) (870,068)
7,234,777 6,985,124 3,566,318 3,812,758
767,434 372,258 1,149,625 1,528,526
(8,201,544) (7,106,657) (4,303,568) (5,846,315)
(199,333) 250,725 412,375 (505,031)
70,163,454 94,129,935 23,941,795 30,690,742
18,893,556 14,960,028 22,554,209 34,840,116
(176,304,983) (210,987,274) (134,614,727) (73,220,080)
(87,247,973) (101,897,311) (88,118,723) (7,689,222)
6,176,404 21,249,630 1,719,005 1,535,831
861,842 492,409 1,044,705 1,307,078
(4,653,583) (13,414,041) (3,077,708) (2,772,976)
2,384,663 8,327,998 (313,998) 69,933
$ (45,587,363) $ (105,491,547) $ (95,294,392) $ (28,391,013)

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - October 31, 2024 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 4,107,391 7,849,563
Issued in class conversion (Note 1)(a) — 132
Reinvested 654,736 557,835
Redeemed (6,983,097) (4,788,958)
Total Class A Shares (2,220,970) 3,618,572
Class C Shares
Issued — 2,907
Reinvested 149 658
Redeemed in class conversion (Note 1)(a) — (132)
Redeemed (28,828) (17,845)
Total Class C Shares (28,679) (14,412)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1,496,339 577,071
Reinvested 77,632 59,559
Redeemed (1,099,490) (365,202)
Total Class R6 Shares 474,481 271,428
Institutional Service Class Shares
Issued 171,344 217,983
Reinvested 18,497 19,119
Redeemed (301,165) (459,850)
Total Institutional Service Class Shares (111,324) (222,748)
Total change in shares (1,886,492) 3,652,840
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - October 31, 2024 - Statements of Changes in Net Assets - 99
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
7,998,202 15,879,950 1,415,551 1,397,590
207 8,974 29 2,181
1,149,082 688,433 885,457 1,265,787
(4,178,165) (17,610,242) (2,276,715) (3,888,719)
4,969,326 (1,032,885) 24,322 (1,223,161)
5,171 33,232 2,335 38,532
2,531 2,074 33,985 56,735
(224) (9,722) (34) (2,527)
(187,900) (85,083) (528,510) (156,761)
(180,422) (59,499) (492,224) (64,021)
819,094 870,579 223,215 252,406
88,270 45,519 76,071 107,195
(917,336) (877,504) (272,274) (393,627)
(9,972) 38,594 27,012 (34,026)
7,689,401 11,546,778 1,397,912 1,997,827
2,141,862 1,833,584 1,406,002 2,317,282
(20,908,854) (26,003,559) (8,367,217) (4,588,196)
(11,077,591) (12,623,197) (5,563,303) (273,087)
705,700 2,638,995 101,849 97,888
97,917 59,899 65,197 86,973
(521,360) (1,633,792) (183,483) (174,964)
282,257 1,065,102 (16,437) 9,897
(6,016,402) (12,611,885) (6,020,630) (1,584,398)

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - October 31, 2024 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
OPERATIONS:
Net investment income $ 3,243,493 $ 3,197,400
Net realized gains (losses) 156,983,622 34,708,272
Net change in unrealized appreciation/depreciation 51,741,467 33,712,874
Change in net assets resulting from operations 211,968,582 71,618,546
Distributions to Shareholders From:
Distributable earnings:
Class A (20,137,996) (43,000,341)
Class C(a) (2,967,749) (8,434,539)
Class R — —
Class R6 (1,676,810) (3,599,299)
Institutional Service Class (12,875,373) (27,056,042)
Service Class — —
Change in net assets from shareholder distributions (37,657,928) (82,090,221)
Change in net assets from capital transactions (59,489,035) 35,160,065
Change in net assets 114,821,619 24,688,390
Net Assets:
Beginning of year 556,780,825 532,092,435
End of year $ 671,602,444 $ 556,780,825

Index Funds - October 31, 2024 - Statements of Changes in Net Assets - 101
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 14,143,150 $ 14,052,745 $ 2,225,007 $ 2,479,167
26,549,542 2,893,549 7,429,201 (226,353)
403,217,997 92,632,325 53,662,980 (21,986,903)
443,910,689 109,578,619 63,317,188 (19,734,089)
(1,666,879) (1,834,735) (1,418,854) (2,248,502)
(170,328) (411,923) (15,521) (43,357)
(1,316,609) (1,695,383) (204,526) (323,580)
(3,481,977) (4,359,001) (745,668) (1,100,743)
(6,299,934) (6,972,106) (80,613) (126,895)
(2,649,574) (3,476,852) — —
(15,585,301) (18,750,000) (2,465,182) (3,843,077)
(36,740,214) (5,212,414) (15,050,248) (9,199,872)
391,585,174 85,616,205 45,801,758 (32,777,038)
1,195,886,293 1,110,270,088 192,930,110 225,707,148
$ 1,587,471,467 $ 1,195,886,293 $ 238,731,868 $ 192,930,110

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - October 31, 2024 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 77,223,028 $ 27,000,876
Proceeds from shares issued from class conversion (Note 1)(a) 96,934 286,131
Dividends reinvested 19,551,319 41,614,070
Cost of shares redeemed (68,513,137) (49,389,578)
Total Class A Shares 28,358,144 19,511,499
Class C Shares
Proceeds from shares issued 471,813 2,500,522
Dividends reinvested 2,947,027 8,361,658
Cost of shares redeemed in class conversion (Note 1)(a) (96,934) (286,131)
Cost of shares redeemed (51,012,076) (17,817,314)
Total Class C Shares (47,690,170) (7,241,265)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 4,987,514 4,622,809
Dividends reinvested 1,676,810 3,599,299
Cost of shares redeemed (8,429,743) (6,605,996)
Total Class R6 Shares (1,765,419) 1,616,112
Institutional Service Class Shares
Proceeds from shares issued 49,219,944 44,115,073
Dividends reinvested 12,409,369 26,109,754
Cost of shares redeemed (100,020,903) (48,951,108)
Total Institutional Service Class Shares (38,391,590) 21,273,719
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (59,489,035) $ 35,160,065

Index Funds - October 31, 2024 - Statements of Changes in Net Assets - 103
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
$ 64,967,816 $ 17,567,606 $ 20,361,644 $ 23,087,248
80,192 208,465 850 43,207
1,522,648 1,670,720 1,387,524 2,154,874
(35,023,870) (21,985,689) (28,498,924) (30,362,077)
31,546,786 (2,538,898) (6,748,906) (5,076,748)
250,112 3,118,469 15,727 175,104
168,105 409,655 15,521 43,329
(80,192) (208,465) (850) (43,207)
(46,928,433) (10,401,381) (3,342,465) (466,138)
(46,590,408) (7,081,722) (3,312,067) (290,912)
52,645,223 40,374,786 7,036,631 5,209,859
1,316,609 1,694,973 204,526 323,580
(36,803,452) (27,328,818) (7,128,809) (5,910,960)
17,158,380 14,740,941 112,348 (377,521)
38,484,070 45,719,617 8,325,318 9,427,011
3,354,118 4,205,506 732,789 1,094,787
(60,965,594) (83,074,090) (14,229,155) (12,480,824)
(19,127,406) (33,148,967) (5,171,048) (1,959,026)
55,800,485 99,131,108 1,475,144 3,227,795
6,292,117 6,959,561 80,600 126,890
(63,498,584) (61,683,079) (1,486,319) (4,850,350)
(1,405,982) 44,407,590 69,425 (1,495,665)
26,075,016 23,077,269 — —
2,649,574 3,476,438 — —
(47,046,174) (48,145,065) — —
(18,321,584) (21,591,358) — —
$ (36,740,214) $ (5,212,414) $ (15,050,248) $ (9,199,872)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - October 31, 2024 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Issued 643,272 269,093
Issued in class conversion (Note 1)(a) 856 2,814
Reinvested 177,682 460,428
Redeemed (560,875) (497,397)
Total Class A Shares 260,935 234,938
Class C Shares
Issued 5,177 30,501
Reinvested 32,957 111,481
Redeemed in class conversion (Note 1)(a) (1,041) (3,381)
Redeemed (526,604) (218,929)
Total Class C Shares (489,511) (80,328)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 40,458 44,803
Reinvested 14,950 39,258
Redeemed (70,900) (65,732)
Total Class R6 Shares (15,492) 18,329
Institutional Service Class Shares
Issued 405,089 424,775
Reinvested 110,784 284,678
Redeemed (803,586) (493,745)
Total Institutional Service Class Shares (287,713) 215,708
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (531,781) 388,647
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - October 31, 2024 - Statements of Changes in Net Assets - 105
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
2,711,564 889,362 1,808,661 2,244,299
3,623 10,567 86 4,152
63,792 87,349 124,629 218,311
(1,405,174) (1,118,719) (2,520,093) (3,048,801)
1,373,805 (131,441) (586,717) (582,039)
11,902 168,612 1,674 19,408
7,822 22,512 1,597 4,918
(3,746) (10,922) (96) (4,630)
(2,053,895) (545,989) (340,071) (51,837)
(2,037,917) (365,787) (336,896) (32,141)
2,151,240 2,051,782 638,575 532,173
56,601 89,617 18,915 33,729
(1,503,261) (1,392,154) (652,386) (601,401)
704,580 749,245 5,104 (35,499)
1,577,555 2,294,834 715,086 902,637
138,798 216,965 63,248 106,905
(2,397,248) (4,025,322) (1,198,868) (1,179,840)
(680,895) (1,513,523) (420,534) (170,298)
2,268,435 5,026,470 127,521 297,680
262,311 359,273 6,974 12,436
(2,578,595) (3,090,257) (126,812) (465,539)
(47,849) 2,295,486 7,683 (155,423)
1,067,663 1,167,026 — —
111,778 181,874 — —
(1,903,435) (2,439,475) — —
(723,994) (1,090,575) — —
(1,412,270) (56,595) (1,331,360) (975,400)

106 - Financial Highlights - October 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 9.00 $ 0.28 $ 0.59 $ 0.87 $ (0.29) $ — $ (0.29) $ 9.58 9.69% $ 231,394 0.64% 2.97% 0.72% 87.24%
10/31/2023 9.26 0.24 (0.25) (0.01) (0.25) — (0.25) 9.00 (0.24)% 237,236 0.64% 2.55% 0.73% 83.82%
10/31/2022 11.43 0.18 (1.99) (1.81) (0.19) (0.17) (0.36) 9.26 (16.18)% 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
10/31/2020 11.37 0.20 0.39 0.59 (0.22) — (0.22) 11.74 5.23% 252,916 0.65% 1.68% 0.67% 144.76%
Class R6 Shares
10/31/2024 8.98 0.32 0.60 0.92 (0.33) — (0.33) 9.57 10.29% 24,528 0.22% 3.39% 0.30% 87.24%
10/31/2023 9.24 0.28 (0.25) 0.03 (0.29) — (0.29) 8.98 0.18% 18,767 0.22% 2.97% 0.31% 83.82%
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
10/31/2020 11.35 0.25 0.39 0.64 (0.27) — (0.27) 11.72 5.69% 733,795 0.23% 2.11% 0.25% 144.76%
Institutional Service Class Shares
10/31/2024 8.98 0.30 0.58 0.88 (0.30) — (0.30) 9.56 9.90% 5,122 0.47% 3.14% 0.55% 87.24%
10/31/2023 9.24 0.26 (0.26) — (0.26) — (0.26) 8.98 (0.07)% 5,808 0.47% 2.69% 0.56% 83.82%
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
10/31/2020 11.35 0.22 0.38 0.60 (0.24) — (0.24) 11.71 5.33% 9,072 0.48% 1.85% 0.50% 144.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - October 31, 2024 - Financial Highlights - 107
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 7.64 $ 0.20 $ 1.41 $ 1.61 $ (0.26) $ — $ (0.26) $ 8.99 21.27% $ 355,220 0.69% 2.22% 0.73% 11.49%
10/31/2023 6.79 0.20 0.80 1.00 (0.15) — (0.15) 7.64 14.53% 264,077 0.69% 2.50% 0.74% 17.64%
10/31/2022 9.28 0.19 (2.29) (2.10) (0.39) — (0.39) 6.79 (23.43)% 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
10/31/2020 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) 7.09 (6.93)% 166,664 0.75% 1.75% 0.75% 6.80%
Class R Shares
10/31/2024 7.63 0.17 1.40 1.57 (0.23) — (0.23) 8.97 20.74% 29,123 1.04% 1.87% 1.08% 11.49%
10/31/2023 6.77 0.17 0.80 0.97 (0.11) — (0.11) 7.63 14.24% 24,843 1.04% 2.09% 1.09% 17.64%
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
10/31/2020 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) 7.06 (7.37)% 21,325 1.05% 1.51% 1.05% 6.80%
Class R6 Shares
10/31/2024 7.70 0.23 1.43 1.66 (0.30) — (0.30) 9.06 21.70% 590,363 0.29% 2.61% 0.33% 11.49%
10/31/2023 6.85 0.23 0.80 1.03 (0.18) — (0.18) 7.70 14.95% 587,158 0.29% 2.85% 0.34% 17.64%
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
10/31/2020 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) 7.14 (6.51)% 910,956 0.33% 2.18% 0.33% 6.80%
Institutional Service Class Shares
10/31/2024 7.69 0.21 1.43 1.64 (0.28) — (0.28) 9.05 21.43% 29,224 0.54% 2.36% 0.58% 11.49%
10/31/2023 6.83 0.23 0.79 1.02 (0.16) — (0.16) 7.69 14.81% 22,675 0.54% 2.84% 0.59% 17.64%
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
10/31/2020 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) 7.13 (6.68)% 6,680 0.49% 2.04% 0.49% 6.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

108 - Financial Highlights - October 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 14.17 $ 0.15 $ 4.25 $ 4.40 $ (0.17) $ (0.91) $ (1.08) $ 17.49 32.07% $ 233,953 0.67% 0.89% 0.68% 17.74%
10/31/2023 15.79 0.14 (0.38) (0.24) (0.15) (1.23) (1.38) 14.17 (1.72)% 189,187 0.68% 0.92% 0.69% 19.08%
10/31/2022 20.33 0.14 (2.35) (2.21) (0.15) (2.18) (2.33) 15.79 (12.10)% 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
10/31/2020 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) 14.17 (1.91)% 212,219 0.67% 0.88% 0.68% 18.95%
Class R Shares
10/31/2024 13.82 0.09 4.15 4.24 (0.13) (0.91) (1.04) 17.02 31.67% 19,956 1.00% 0.56% 1.01% 17.74%
10/31/2023 15.44 0.09 (0.37) (0.28) (0.11) (1.23) (1.34) 13.82 (2.08)% 15,834 1.01% 0.60% 1.02% 19.08%
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
10/31/2020 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) 13.91 (2.23)% 14,720 0.99% 0.58% 1.00% 18.95%
Class R6 Shares
10/31/2024 14.57 0.22 4.39 4.61 (0.24) (0.91) (1.15) 18.03 32.69% 336,573 0.25% 1.31% 0.26% 17.74%
10/31/2023 16.20 0.21 (0.39) (0.18) (0.22) (1.23) (1.45) 14.57 (1.32)% 353,176 0.26% 1.34% 0.27% 19.08%
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
10/31/2020 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) 14.48 (1.52)% 455,058 0.27% 1.28% 0.28% 18.95%
Institutional Service Class Shares
10/31/2024 14.57 0.18 4.38 4.56 (0.20) (0.91) (1.11) 18.02 32.31% 16,961 0.48% 1.08% 0.49% 17.74%
10/31/2023 16.20 0.17 (0.39) (0.22) (0.18) (1.23) (1.41) 14.57 (1.55)% 13,952 0.49% 1.11% 0.50% 19.08%
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
10/31/2020 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) 14.47 (1.68)% 12,763 0.42% 1.14% 0.43% 18.95%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - October 31, 2024 - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2024 $ 99.09 $ 0.50 $ 37.06 $ 37.56 $ (0.50) $ (6.21) $ (6.71) $ 129.94 39.16% $ 423,011 0.64% 0.41% 0.64% 22.71%
10/31/2023 101.84 0.54 12.44 12.98 (0.69) (15.04) (15.73) 99.09 14.30% 296,727 0.66% 0.54% 0.66% 2.54%
10/31/2022 139.18 0.65 (26.12) (25.47) (0.59) (11.28) (11.87) 101.84 (20.08)% 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
10/31/2020 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) 104.27 14.23% 324,798 0.70% 0.66% 0.70% 4.82%
Class R6 Shares
10/31/2024 100.34 0.93 37.56 38.49 (0.87) (6.21) (7.08) 131.75 39.64% 30,607 0.30% 0.75% 0.30% 22.71%
10/31/2023 102.98 0.90 12.59 13.49 (1.09) (15.04) (16.13) 100.34 14.70% 24,865 0.32% 0.88% 0.32% 2.54%
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
10/31/2020 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) 105.36 14.63% 23,808 0.35% 0.99% 0.35% 4.82%
Institutional Service Class Shares
10/31/2024 100.43 0.77 37.58 38.35 (0.73) (6.21) (6.94) 131.84 39.45% 217,984 0.43% 0.62% 0.43% 22.71%
10/31/2023 103.04 0.78 12.61 13.39 (0.96) (15.04) (16.00) 100.43 14.58% 194,951 0.43% 0.77% 0.43% 2.54%
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
10/31/2020 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) 105.39 14.49% 225,683 0.48% 0.88% 0.48% 4.82%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

110 - Financial Highlights - October 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2024 $ 19.88 $ 0.21 $ 7.15 $ 7.36 $ (0.21) $ (0.03) $ (0.24) $ 27.00 37.21% $ 200,760 0.60% 0.86% 0.60% 3.07%
10/31/2023 18.45 0.22 1.51 1.73 (0.22) (0.08) (0.30) 19.88 9.45% 120,533 0.57% 1.11% 0.57% 5.76%
10/31/2022 22.85 0.19 (3.47) (3.28) (0.18) (0.94) (1.12) 18.45 (15.06)% 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
10/31/2020 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) 16.22 9.08%(f) 124,885 0.64% 1.27% 0.64% 2.79%
Class R Shares
10/31/2024 19.75 0.13 7.11 7.24 (0.14) (0.03) (0.17) 26.82 36.75% 229,334 0.93% 0.53% 0.93% 3.07%
10/31/2023 18.33 0.15 1.50 1.65 (0.15) (0.08) (0.23) 19.75 9.07% 154,993 0.93% 0.75% 0.93% 5.76%
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
10/31/2020 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) 16.14 8.72% 116,748 0.94% 0.94% 0.94% 2.79%
Class R6 Shares
10/31/2024 20.12 0.32 7.23 7.55 (0.31) (0.03) (0.34) 27.33 37.75% 260,678 0.18% 1.29% 0.18% 3.07%
10/31/2023 18.66 0.30 1.54 1.84 (0.30) (0.08) (0.38) 20.12 9.92% 205,594 0.18% 1.52% 0.18% 5.76%
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
10/31/2020 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) 16.39 9.53% 203,736 0.20% 1.70% 0.20% 2.79%
Institutional Service Class Shares
10/31/2024 20.05 0.26 7.20 7.46 (0.25) (0.03) (0.28) 27.23 37.40% 615,413 0.43% 1.04% 0.43% 3.07%
10/31/2023 18.59 0.25 1.54 1.79 (0.25) (0.08) (0.33) 20.05 9.69% 454,045 0.43% 1.24% 0.43% 5.76%
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
10/31/2020 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) 16.34 9.28% 359,249 0.45% 1.46% 0.45% 2.79%
Service Class Shares
10/31/2024 19.91 0.22 7.16 7.38 (0.22) (0.03) (0.25) 27.04 37.21% 281,287 0.58% 0.89% 0.58% 3.07%
10/31/2023 18.47 0.22 1.52 1.74 (0.22) (0.08) (0.30) 19.91 9.47% 221,528 0.58% 1.11% 0.58% 5.76%
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
10/31/2020 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) 16.23 9.04%(f) 230,025 0.60% 1.31% 0.60% 2.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Index Funds - October 31, 2024 - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2024 $ 9.13 $ 0.10 $ 2.94 $ 3.04 $ (0.11) $ (0.01) $ (0.12) $ 12.05 33.32% $ 147,444 0.68% 0.90% 0.72% 15.50%
10/31/2023 10.21 0.11 (1.02) (0.91) (0.10) (0.07) (0.17) 9.13 (9.05)% 117,119 0.68% 1.04% 0.74% 15.43%
10/31/2022 13.51 0.08 (2.51) (2.43) (0.08) (0.79) (0.87) 10.21 (18.96)% 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
10/31/2020 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) 9.06 (0.36)% 127,384 0.70% 0.72% 0.74% 15.29%
Class R Shares
10/31/2024 8.90 0.06 2.85 2.91 (0.08) (0.01) (0.09) 11.72 32.77% 26,651 1.01% 0.57% 1.05% 15.50%
10/31/2023 9.95 0.07 (0.98) (0.91) (0.07) (0.07) (0.14) 8.90 (9.24)% 20,185 1.01% 0.71% 1.07% 15.43%
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
10/31/2020 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) 8.87 (0.79)% 15,382 1.01% 0.40% 1.05% 15.29%
Class R6 Shares
10/31/2024 9.47 0.15 3.04 3.19 (0.15) (0.01) (0.16) 12.50 33.80% 56,939 0.26% 1.32% 0.30% 15.50%
10/31/2023 10.58 0.15 (1.05) (0.90) (0.14) (0.07) (0.21) 9.47 (8.63)% 47,111 0.26% 1.46% 0.32% 15.43%
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
10/31/2020 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) 9.35 0.04% 64,779 0.28% 1.14% 0.32% 15.29%
Institutional Service Class Shares
10/31/2024 9.46 0.12 3.03 3.15 (0.12) (0.01) (0.13) 12.48 33.41% 7,698 0.51% 1.07% 0.55% 15.50%
10/31/2023 10.56 0.13 (1.04) (0.91) (0.12) (0.07) (0.19) 9.46 (8.78)% 5,759 0.50% 1.24% 0.56% 15.43%
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
10/31/2020 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) 9.34 (0.22)% 6,288 0.53% 0.88% 0.57% 15.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

112 - Notes to Financial Statements - October 31, 2024 - Index Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2024, the Trust operates forty-six (46) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective
February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Class C shares convert to Class A shares eight years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Index Funds - October 31, 2024 - Notes to Financial Statements - 113
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

114 - Notes to Financial Statements - October 31, 2024 - Index Funds
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 992,561 $ – $ 992,561
Commercial Mortgage-Backed Securities – 3,686,300 – 3,686,300
Corporate Bonds – 64,959,516 – 64,959,516
Foreign Government Securities – 3,890,013 – 3,890,013
Mortgage-Backed Securities – 65,395,087 – 65,395,087
Municipal Bonds – 1,683,721 – 1,683,721
Repurchase Agreements – 4,374,181 – 4,374,181
Supranational – 2,682,147 – 2,682,147
U.S. Government Agency Securities – 1,685,253 – 1,685,253
U.S. Treasury Obligations – 113,829,062 – 113,829,062
Total $ – $ 263,177,841 $ – $ 263,177,841
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 22,742,950 $ – $ 22,742,950
Air Freight & Logistics – 5,528,375 – 5,528,375
Automobile Components – 5,557,241 – 5,557,241
Automobiles – 28,752,696 – 28,752,696
Banks – 111,534,513 – 111,534,513
Beverages 938,980 14,486,144 – 15,425,124
Biotechnology – 9,298,284 – 9,298,284
Broadline Retail 229,756 8,561,311 – 8,791,067
Building Products – 9,528,850 – 9,528,850
Capital Markets 321,256 31,019,516 – 31,340,772
Chemicals – 28,646,096 – 28,646,096
Commercial Services & Supplies – 3,774,271 – 3,774,271
Communications Equipment – 2,888,030 – 2,888,030
Construction & Engineering – 7,599,431 – 7,599,431
Construction Materials – 4,784,525 – 4,784,525
Consumer Staples Distribution & Retail – 11,167,431 – 11,167,431
Containers & Packaging – 371,249 – 371,249
Distributors – 260,103 – 260,103
Diversified Consumer Services – 531,493 – 531,493
Diversified REITs – 1,733,063 – 1,733,063
Diversified Telecommunication Services – 17,872,967 – 17,872,967
Electric Utilities – 18,125,444 – 18,125,444
Electrical Equipment – 22,389,177 – 22,389,177
Electronic Equipment, Instruments &
Components – 12,559,237 – 12,559,237
Energy Equipment & Services – 467,894 – 467,894
Entertainment 2,078,693 6,704,759 – 8,783,452
Financial Services – 10,584,536 – 10,584,536
Food Products – 25,638,395 – 25,638,395
Gas Utilities – 2,471,015 – 2,471,015
Ground Transportation 532,587 3,745,027 – 4,277,614
Health Care Equipment & Supplies – 21,246,535 – 21,246,535
Health Care Providers & Services – 2,375,886 – 2,375,886

Index Funds - October 31, 2024 - Notes to Financial Statements - 115
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ – $ 678,951 $ – $ 678,951
Hotels, Restaurants & Leisure – 14,932,165 – 14,932,165
Household Durables – 10,582,898 – 10,582,898
Household Products – 5,704,136 – 5,704,136
Independent Power and Renewable
Electricity Producers – 2,431,409 – 2,431,409
Industrial Conglomerates – 19,293,112 – 19,293,112
Industrial REITs – 4,101,330 – 4,101,330
Insurance – 55,163,612 – 55,163,612
Interactive Media & Services – 2,702,963 – 2,702,963
IT Services 509,048 7,525,926 – 8,034,974
Leisure Products – 1,432,338 – 1,432,338
Life Sciences Tools & Services – 4,569,003 – 4,569,003
Machinery – 29,970,237 – 29,970,237
Marine Transportation – 3,545,754 – 3,545,754
Media – 3,801,483 – 3,801,483
Metals & Mining – 28,235,618 – 28,235,618
Multi-Utilities – 9,217,878 – 9,217,878
Office REITs – 1,229,236 – 1,229,236
Oil, Gas & Consumable Fuels – 36,134,740 – 36,134,740
Paper & Forest Products – 2,392,189 – 2,392,189
Passenger Airlines – 1,263,436 – 1,263,436
Personal Care Products – 19,271,373 – 19,271,373
Pharmaceuticals 1,242,893 92,345,469 – 93,588,362
Professional Services – 19,383,746 – 19,383,746
Real Estate Management & Development – 10,800,620 – 10,800,620
Retail REITs – 3,216,782 – 3,216,782
Semiconductors & Semiconductor
Equipment – 32,741,331 – 32,741,331
Software 2,332,518 20,177,691 – 22,510,209
Specialty Retail – 10,089,794 – 10,089,794
Technology Hardware, Storage &
Peripherals – 5,127,781 – 5,127,781
Textiles, Apparel & Luxury Goods – 26,187,074 – 26,187,074
Tobacco – 7,614,310 – 7,614,310
Trading Companies & Distributors 1,076,293 19,225,744 – 20,302,037
Transportation Infrastructure – 3,495,834 – 3,495,834
Water Utilities – 1,075,405 – 1,075,405
Wireless Telecommunication Services – 10,336,833 – 10,336,833
Total Common Stocks $ 9,262,024 $ 978,944,645 $ – $ 988,206,669
Futures Contracts# 5,962 – – 5,962
Repurchase Agreements – 18,954,880 – 18,954,880
Total Assets $ 9,267,986 $ 997,899,525 $ – $ 1,007,167,511
Liabilities:
Futures Contracts# $ (162,777) $ – $ – $ (162,777)
Total Liabilities $ (162,777) $ – $ – $ (162,777)
Total $ 9,105,209 $ 997,899,525 $ – $ 1,007,004,734
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 606,633,845 $ – $ – $ 606,633,845
Repurchase Agreements – 19,315,168 – 19,315,168
Total Assets $ 606,633,845 $ 19,315,168 $ – $ 625,949,013

116 - Notes to Financial Statements - October 31, 2024 - Index Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (52,344) $ – $ – $ (52,344)
Total Liabilities $ (52,344) $ – $ – $ (52,344)
Total $ 606,581,501 $ 19,315,168 $ – $ 625,896,669
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 668,982,326 $ – $ – $ 668,982,326
Repurchase Agreements – 10,722,455 – 10,722,455
Total Assets $ 668,982,326 $ 10,722,455 $ – $ 679,704,781
Liabilities:
Futures Contracts# $ (51,858) $ – $ – $ (51,858)
Total Liabilities $ (51,858) $ – $ – $ (51,858)
Total $ 668,930,468 $ 10,722,455 $ – $ 679,652,923
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,579,476,940 $ – $ – $ 1,579,476,940
Repurchase Agreements – 1,918,301 – 1,918,301
Total Assets $ 1,579,476,940 $ 1,918,301 $ – $ 1,581,395,241
Liabilities:
Futures Contracts# $ (24,437) $ – $ – $ (24,437)
Total Liabilities $ (24,437) $ – $ – $ (24,437)
Total $ 1,579,452,503 $ 1,918,301 $ – $ 1,581,370,804
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 16,847 $ – $ – $ 16,847
Common Stocks
Aerospace & Defense 2,778,053 – – 2,778,053
Air Freight & Logistics 422,290 – – 422,290
Automobile Components 2,758,224 – – 2,758,224
Automobiles 153,404 – – 153,404
Banks 24,331,168 – – 24,331,168
Beverages 687,816 – – 687,816
Biotechnology 21,365,105 21,973 – 21,387,078
Broadline Retail 55,247 – – 55,247
Building Products 3,534,780 – – 3,534,780
Capital Markets 4,486,618 – – 4,486,618
Chemicals 4,819,924 – – 4,819,924
Commercial Services & Supplies 4,007,280 – – 4,007,280
Communications Equipment 1,494,634 – – 1,494,634
Construction & Engineering 4,038,472 – – 4,038,472
Construction Materials 1,130,771 – – 1,130,771
Consumer Finance 2,037,924 – – 2,037,924
Consumer Staples Distribution & Retail 2,045,076 – – 2,045,076
Containers & Packaging 587,724 – – 587,724
Distributors 124,501 – – 124,501
Diversified Consumer Services 2,341,519 – – 2,341,519

Index Funds - October 31, 2024 - Notes to Financial Statements - 117
Level 1 Level 2 Level 3 Total
Assets:
Diversified REITs $ 1,579,805 $ – $ – $ 1,579,805
Diversified Telecommunication Services 1,655,516 – – 1,655,516
Electric Utilities 1,897,342 – – 1,897,342
Electrical Equipment 3,043,572 – – 3,043,572
Electronic Equipment, Instruments &
Components 7,098,898 – – 7,098,898
Energy Equipment & Services 4,901,911 – – 4,901,911
Entertainment 1,252,320 – – 1,252,320
Financial Services 6,685,373 – – 6,685,373
Food Products 2,302,433 – – 2,302,433
Gas Utilities 2,339,749 – – 2,339,749
Ground Transportation 1,089,572 – – 1,089,572
Health Care Equipment & Supplies 7,552,956 – – 7,552,956
Health Care Providers & Services 6,511,565 – – 6,511,565
Health Care REITs 1,711,572 – – 1,711,572
Health Care Technology 866,074 – – 866,074
Hotel & Resort REITs 1,797,594 – – 1,797,594
Hotels, Restaurants & Leisure 4,664,081 – – 4,664,081
Household Durables 5,401,756 – – 5,401,756
Household Products 728,007 – – 728,007
Independent Power and Renewable
Electricity Producers 511,790 – – 511,790
Industrial Conglomerates 54,025 – – 54,025
Industrial REITs 1,202,179 – – 1,202,179
Insurance 4,669,583 – – 4,669,583
Interactive Media & Services 1,404,347 – – 1,404,347
IT Services 1,369,131 – – 1,369,131
Leisure Products 1,148,803 – – 1,148,803
Life Sciences Tools & Services 605,105 – – 605,105
Machinery 8,962,674 – – 8,962,674
Marine Transportation 770,437 – – 770,437
Media 1,908,486 – – 1,908,486
Metals & Mining 4,097,576 – – 4,097,576
Mortgage Real Estate Investment Trusts
(REITs) 2,229,437 – – 2,229,437
Multi-Utilities 1,024,580 – – 1,024,580
Office REITs 1,884,210 – – 1,884,210
Oil, Gas & Consumable Fuels 7,514,401 – – 7,514,401
Paper & Forest Products 310,639 – – 310,639
Passenger Airlines 889,922 – – 889,922
Personal Care Products 609,424 – – 609,424
Pharmaceuticals 4,525,024 – – 4,525,024
Professional Services 5,352,067 51,174 – 5,403,241
Real Estate Management & Development 1,564,729 – – 1,564,729
Residential REITs 1,090,871 – – 1,090,871
Retail REITs 3,201,437 – – 3,201,437
Semiconductors & Semiconductor
Equipment 5,131,720 – – 5,131,720
Software 14,416,601 – – 14,416,601
Specialized REITs 1,082,529 – – 1,082,529
Specialty Retail 5,383,947 – – 5,383,947
Technology Hardware, Storage &
Peripherals 606,216 – – 606,216
Textiles, Apparel & Luxury Goods 1,422,163 – – 1,422,163
Tobacco 199,383 – – 199,383
Trading Companies & Distributors 5,825,509 – – 5,825,509
Transportation Infrastructure 10,930 – – 10,930
Water Utilities 938,897 – – 938,897
Wireless Telecommunication Services 327,298 – – 327,298
Total Common Stocks $ 238,526,696 $ 73,147 $ – $ 238,599,843
Repurchase Agreements – 20,439,216 – 20,439,216

118 - Notes to Financial Statements - October 31, 2024 - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
Level 1 Level 2 Level 3 Total
Assets:
Rights $ – $ – $ – $ –
Warrants – 1,054 – 1,054
Total Assets $ 238,543,543 $ 20,513,417 $ – $ 259,056,960
Liabilities:
Futures Contracts# $ (17,074) $ – $ – $ (17,074)
Total Liabilities $ (17,074) $ – $ – $ (17,074)
Total $ 238,526,469 $ 20,513,417 $ – $ 259,039,886
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2024, Small Cap Index held five rights investments and three common stock investments that were categorized as Level 3 investments which were each valued at $0.
International Index
Common
Stocks Total
Balance as of 10/31/2023 $ 94,304 $ 94,304
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (395,529) (395,529)
Change in Unrealized Appreciation/Depreciation 301,225 301,225
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2024 ** $ — $ —
Small Cap Index
Rights Total
Balance as of 10/31/2023 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 864 864
Purchases — —
Sales (864) (864)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2024 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - October 31, 2024 - Notes to Financial Statements - 119
As of October 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

120 - Notes to Financial Statements - October 31, 2024 - Index Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2024:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 5,962
Total $ 5,962
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (162,777)
Total $ (162,777)
Mid Cap Market Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (52,344)
Total $ (52,344)
NYSE Arca Tech 100 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (51,858)
Total $ (51,858)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (24,437)
Total $ (24,437)
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (17,074)
Total $ (17,074)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Index Funds - October 31, 2024 - Notes to Financial Statements - 121
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2024:
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 721,791
Total $ 721,791
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 616,036
Total $ 616,036
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,315,093
Total $ 1,315,093
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 3,817,201
Total $ 3,817,201
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 669,792
Total $ 669,792
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 69,929
Total $ 69,929
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 158,260
Total $ 158,260
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 3,531
Total $ 3,531

122 - Notes to Financial Statements - October 31, 2024 - Index Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of October 31, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 230,957
Total $ 230,957
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (10,060)
Total $ (10,060)
International Index
Futures Contracts:
Average Notional Balance Long $ 6,931,461
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 3,382,165
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 3,554,876
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 12,089,647
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 2,058,210

Index Funds - October 31, 2024 - Notes to Financial Statements - 123
(f) Securities Lending
During the year ended October 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 4,374,181
International Index 18,954,880
Mid Cap Market Index 19,315,168
NYSE Arca Tech 100 Index 10,722,455
S&P 500 Index 1,918,301
Small Cap Index 20,439,216

124 - Notes to Financial Statements - October 31, 2024 - Index Funds
(g) Joint Repurchase Agreements
During the year ended October 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2024, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.88%, dated 10/31/2024, due 11/1/2024, repurchase price $126,577,708, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 6.88%, maturing 11/15/2024 - 11/15/2050; total market value $129,109,299.
Santander US Capital Markets, 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $37,004,985, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.70%, maturing 11/15/2024 - 2/15/2050; total market value
$37,745,084.
Societe Generale , 4.85%, dated 10/31/2024, due 11/1/2024, repurchase price $111,014,954, collateralized by U.S. Government
Treasury Securities, ranging from 4.00% - 4.25%, maturing 11/15/2040 - 11/15/2042; total market value $113,220,070.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,374,181 $ – $ 1,374,181 $ (1,374,181) $ –
Societe Generale 3,000,000 – 3,000,000 (3,000,000) –
Total $ 4,374,181 $ – $ 4,374,181 $ (4,374,181) $ –

Index Funds - October 31, 2024 - Notes to Financial Statements - 125
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 11,954,880 $ – $ 11,954,880 $ (11,954,880) $ –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Societe Generale 4,000,000 – 4,000,000 (4,000,000) –
Total $ 18,954,880 $ – $ 18,954,880 $ (18,954,880) $ –
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,315,168 $ – $ 2,315,168 $ (2,315,168) $ –
Santander US Capital
Markets 7,000,000 – 7,000,000 (7,000,000) –
Societe Generale 10,000,000 – 10,000,000 (10,000,000) –
Total $ 19,315,168 $ – $ 19,315,168 $ (19,315,168) $ –
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,722,455 $ – $ 9,722,455 $ (9,722,455) $ –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 10,722,455 $ – $ 10,722,455 $ (10,722,455) $ –

126 - Notes to Financial Statements - October 31, 2024 - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 918,301 $ – $ 918,301 $ (918,301) $ –
Societe Generale 1,000,000 – 1,000,000 (1,000,000) –
Total $ 1,918,301 $ – $ 1,918,301 $ (1,918,301) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,439,216 $ – $ 1,439,216 $ (1,439,216) $ –
Santander US Capital
Markets 4,000,000 – 4,000,000 (4,000,000) –
Societe Generale 15,000,000 – 15,000,000 (15,000,000) –
Total $ 20,439,216 $ – $ 20,439,216 $ (20,439,216) $ –
* As of October 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - October 31, 2024 - Notes to Financial Statements - 127
amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2024 are primarily attributable to investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, and tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals, investments in PFICs, non-taxable distributions, and treatment of corporate actions.
These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2024 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ (1) $ 1
International Index – –
Mid Cap Market Index 5,530,778 (5,530,778)
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

128 - Notes to Financial Statements - October 31, 2024 - Index Funds
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%

Index Funds - October 31, 2024 - Notes to Financial Statements - 129
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2026.
During the year ended October 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2024, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28, 2026.
f
Fund Fee Schedule
Advisory Fee
(annual rate)
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02
Fund Amount
Mid Cap Market Index $ 59,536
Small Cap Index 45,981
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.18 % N/A 0.10%
International Index 0.24 N/A 0.21
Mid Cap Market Index 0.19 0.18% 0.18
NYSE Arca Tech 100 Index 0.21 N/A 0.21
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.22%
International Index All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28

130 - Notes to Financial Statements - October 31, 2024 - Index Funds
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2024, NFM earned an aggregate of $1,377,308 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2024, the Funds’ aggregate portion of such costs amounted to $17,482.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Bond Index $ 184,842 $ 220,409 $ 221,570 $ 626,821
International Index 340,215 463,596 344,675 1,148,486
Mid Cap Market Index — — — —
NYSE Arca Tech 100 Index — — — —
S&P 500 Index — — — —
Small Cap Index 174,873 88,851 46,680 310,404
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Index Funds - October 31, 2024 - Notes to Financial Statements - 131
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to
5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2024, the Funds imposed aggregate front-end sales charges of $55,461. From these fees, NFD retained a portion amounting to $47,604.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. Class C CDSCs are 1.00% for all Funds. During the year ended October 31, 2024, the Funds imposed aggregate CDSCs of $282. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the year ended October 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2024, each Fund’s total administrative services fees were as follows:
Fund
Class A
Shares
Class R
Shares (a)
Service Class
Shares
Bond Index 0.25% N/A N/A
International Index 0.25 0.50% N/A
Mid Cap Market Index 0.25 0.50 N/A
NYSE Arca Tech 100 Index 0.25 N/A N/A
S&P 500 Index 0.25 0.50 0.15%
Small Cap Index 0.25 0.50 N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.01% N/A 0.25% N/A
International Index 0.15 0.05 0.25% 0.25 N/A
Mid Cap Market Index 0.17 0.03 0.25 0.23 N/A
NYSE Arca Tech 100 Index 0.09 0.02 N/A 0.13 N/A
S&P 500 Index 0.17 0.01 0.25 0.25 0.25%
Small Cap Index 0.17 0.03 0.25 0.25 N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 427,414
International Index 666,452
Mid Cap Market Index 464,020
NYSE Arca Tech 100 Index 695,082
S&P 500 Index 2,888,215
Small Cap Index 321,229

132 - Notes to Financial Statements - October 31, 2024 - Index Funds
As of October 31, 2024, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2024 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended October 31, 2024, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended October 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2024, none of the Funds engaged in interfund lending.
Fund
% of Shares
Outstanding
Owned
Bond Index 67.72%
International Index 85.21
Mid Cap Market Index 74.85
NYSE Arca Tech 100 Index 1.68
S&P 500 Index 45.39
Small Cap Index 56.84
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 231,965 $ 2,619 $ 204
S&P 500 Index 655,262 219,457 (81,104)
Small Cap Index – 11,169 1,382

Index Funds - October 31, 2024 - Notes to Financial Statements - 133
5. Investment Transactions
For the year ended October 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2024, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to
Fund Purchases
*
Sales
*
Nationwide Bond Index Fund $ 232,510,585 $ 250,656,704
Nationwide International Index Fund 111,355,569 165,147,193
Nationwide Mid Cap Market Index Fund 105,308,125 232,420,069
Nationwide NYSE Arca Tech 100 Index Fund 151,235,262 243,822,563
Nationwide S&P 500 Index Fund 44,607,712 76,181,481
Nationwide Small Cap Index Fund 35,377,188 50,111,759
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 32,019,975 $ 34,296,674

134 - Notes to Financial Statements - October 31, 2024 - Index Funds
create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Index Funds - October 31, 2024 - Notes to Financial Statements - 135
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In November 2023, the FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2024, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Index 73.62% 3(a)
International Index 49.15 4(a)
Mid Cap Market Index 49.78 4(a)
NYSE Arca Tech 100 Index 10.43 1
S&P 500 Index 59.96 4(a)
Small Cap Index 51.85 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

136 - Notes to Financial Statements - October 31, 2024 - Index Funds
10. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 8,248,535 $ – $ 8,248,535 $ – $ 8,248,535
International Index 30,939,238 – 30,939,238 – 30,939,238
Mid Cap Market Index 8,825,840 31,128,512 39,954,352 – 39,954,352
NYSE Arca Tech 100 Index 3,269,057 34,388,871 37,657,928 – 37,657,928
S&P 500 Index 15,585,301 – 15,585,301 – 15,585,301
Small Cap Index 2,298,912 166,270 2,465,182 – 2,465,182
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 6,973,011 $ – $ 6,973,011 $ – $ 6,973,011
International Index 21,642,096 – 21,642,096 – 21,642,096
Mid Cap Market Index 7,603,932 51,063,534 58,667,466 – 58,667,466
NYSE Arca Tech 100 Index 4,089,160 78,001,061 82,090,221 – 82,090,221
S&P 500 Index 13,972,566 4,777,434 18,750,000 – 18,750,000
Small Cap Index 2,351,451 1,491,626 3,843,077 – 3,843,077
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 698,301 $ – $ 698,301 $ (682,585) $ (8,056,979) $ (23,059,361) $ (31,100,624)
International Index 15,658,256 – 15,658,256 – (54,865,065) 326,344,161 287,137,352
Mid Cap Market Index 8,857,418 48,028,088 56,885,506 – – 213,281,163 270,166,669
NYSE Arca Tech 100 Index 2,572,528 157,128,441 159,700,969 – – 431,666,684 591,367,653
S&P 500 Index 4,505,964 24,752,034 29,257,998 – – 917,486,570 946,744,568
Small Cap Index 3,119,708 6,579,765 9,699,473 – – 49,543,934 59,243,407
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 286,237,202 $ 943,023 $ (24,002,384) $ (23,059,361)
International Index 680,655,646 351,447,120 (25,098,032) 326,349,088
Mid Cap Market Index 412,615,506 238,623,263 (25,342,100) 213,281,163
NYSE Arca Tech 100 Index 247,986,239 443,791,884 (12,125,200) 431,666,684
S&P 500 Index 663,884,234 950,220,192 (32,733,622) 917,486,570
Small Cap Index 209,495,952 84,570,393 (35,026,459) 49,543,934

Index Funds - October 31, 2024 - Notes to Financial Statements - 137
As of October 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2024.
During the year ended October 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Bond Index $ (8,056,979)
International Index (54,865,065)
Fund Utilized
International Index $ 10,713,632

138 - Report of Independent Registered Public Accounting Firm - October 31, 2024 - Index Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Index Fund, Nationwide
International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech 100 Index Fund,
Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech
100 Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund (six of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October
31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Index Funds - October 31, 2024 (Unaudited) - Supplemental Information - 139
Other Federal Tax Information
For the year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended October 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Market Index 51.10
NYSE Arca Tech 100 Index 100.00
S&P 500 Index 100.00
Small Cap Index 43.92
Fund Amount
Bond Index $ –
International Index –
Mid Cap Market Index 36,659,290
NYSE Arca Tech 100 Index 34,388,871
S&P 500 Index –
Small Cap Index 166,270
Fund Amount Per Share
Bond Index $ – $ –
International Index 27,608,458 0.2484
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 1,679,086 0.0151
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-IDX (12-24)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/ . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide Life
Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide Fund
Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2024 Nationwide

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1)    The date of the meeting and whether it was an annual or special meeting.
(2)    If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)    A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)    All directors and all members of any advisory board for regular compensation;
(2)    Each director and each member of an advisory board for special compensation;
(3)    All officers; and
(4)    Each person of whom any officer or director of the Fund is an affiliated person.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not Applicable.

Item 16. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of September 11, 2024 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)    For each restatement:

(i) The date on which the registrant was required to prepare an accounting restatement;

(ii) The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated;
(iii) If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates;
(iv) The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; and
(v) If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR;

(2)    If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; and

(3)    For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual.

(b)    If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion.

Not applicable.

Item 19. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

            section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   __/s/ David Majewski______________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      December 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   __/s/ Kevin T. Jestice_____________
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      December 24, 2024

By (Signature and Title)*                   __/s/ David Majewski______________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      December 24, 2024

* Print the name and title of each signing officer under his or her signature.